UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03213

Nationwide Variable Insurance Trust

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

September 30, 2016 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 96.7%

	Shares	Market Value
Aerospace & Defense 1.1%
Textron, Inc.	51,083	$2,030,549
United Technologies Corp.	21,330	2,167,128

		4,197,677

Automobiles 1.3%
General Motors Co.	111,663	3,547,533
Honda Motor Co. Ltd.	61,900	1,786,453

		5,333,986

Banks 12.9%
Bank of America Corp.	485,840	7,603,396
BB&T Corp.	91,280	3,443,082
BOK Financial Corp.	14,710	1,014,549
Comerica, Inc.	39,333	1,861,237
Commerce Bancshares, Inc.	34,301	1,689,667
Cullen/Frost Bankers, Inc.	14,270	1,026,584
JPMorgan Chase & Co.	157,276	10,473,009
M&T Bank Corp.	16,607	1,928,073
PNC Financial Services Group, Inc. (The)	54,416	4,902,337
U.S. Bancorp	162,018	6,948,952
UMB Financial Corp.	23,400	1,391,130
Wells Fargo & Co.	217,667	9,638,295

		51,920,311

Beverages 0.2%
PepsiCo, Inc.	6,410	697,216

Biotechnology 0.3%
AbbVie, Inc.	19,810	1,249,417

Capital Markets 3.7%
Charles Schwab Corp. (The)	25,520	805,666
Franklin Resources, Inc.	56,070	1,994,410
Goldman Sachs Group, Inc. (The)	20,522	3,309,583
Northern Trust Corp.	71,062	4,831,505
State Street Corp.	56,203	3,913,415

		14,854,579

Commercial Services & Supplies 1.6%
Republic Services, Inc.	50,208	2,532,994
Johnson Controls International plc	79,842	3,715,048

		6,248,042

Communications Equipment 1.8%
Cisco Systems, Inc.	233,425	7,404,241

Containers & Packaging 0.2%
Sonoco Products Co.	17,687	934,404

Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class A*	24	5,189,280
Berkshire Hathaway, Inc., Class B*	16,370	2,364,974

		7,554,254

Diversified Telecommunication Services 2.0%
AT&T, Inc.	152,056	6,174,994
CenturyLink, Inc.	74,579	2,045,702

		8,220,696

Electric Utilities 1.6%
Edison International	48,839	3,528,618
PG&E Corp.	50,049	3,061,497

		6,590,115

Electrical Equipment 1.3%
Emerson Electric Co.	75,460	4,113,325
Hubbell, Inc.	9,222	993,578

		5,106,903

Electronic Equipment, Instruments & Components 1.8%
Keysight Technologies, Inc.*	96,002	3,042,304
TE Connectivity Ltd.	63,661	4,098,495

		7,140,799

Energy Equipment & Services 3.5%
Baker Hughes, Inc.	23,520	1,187,055
FMC Technologies, Inc.*	64,110	1,902,144
Halliburton Co.	54,055	2,425,988
Helmerich & Payne, Inc.(a)	23,071	1,552,678
National Oilwell Varco, Inc.	28,340	1,041,212
Schlumberger Ltd.	75,660	5,949,902

		14,058,979

Equity Real Estate Investment Trusts (REITs) 0.6%
Corrections Corp. of America	63,292	877,860
Weyerhaeuser Co.	45,390	1,449,757

		2,327,617

Food & Staples Retailing 1.9%
Sysco Corp.	41,946	2,055,774
Wal-Mart Stores, Inc.	78,353	5,650,818

		7,706,592

Food Products 2.3%
ConAgra Foods, Inc.	51,815	2,441,005
Kellogg Co.	26,070	2,019,643
Mondelez International, Inc., Class A	112,506	4,939,013

		9,399,661

Health Care Equipment & Supplies 4.4%
Abbott Laboratories	87,110	3,683,882
Boston Scientific Corp.*	60,024	1,428,571
Medtronic plc	63,446	5,481,734
STERIS plc	24,317	1,777,573
Zimmer Biomet Holdings, Inc.	40,064	5,209,121

		17,580,881

Health Care Providers & Services 2.6%
Cardinal Health, Inc.	14,809	1,150,659
Cigna Corp.	12,030	1,567,750
Express Scripts Holding Co.*	30,394	2,143,689
Humana, Inc.	8,520	1,507,103
LifePoint Health, Inc.*	71,633	4,242,822

		10,612,023

Hotels, Restaurants & Leisure 0.5%
Carnival Corp.	41,355	2,018,951

Household Products 2.8%
Procter & Gamble Co. (The)	124,377	11,162,836

Industrial Conglomerates 3.5%
General Electric Co.	415,644	12,311,375
Koninklijke Philips NV	54,698	1,618,491

		13,929,866

Insurance 3.7%
Aflac, Inc.	24,646	1,771,308
Chubb Ltd.	30,342	3,812,472
MetLife, Inc.	86,925	3,862,078
Reinsurance Group of America, Inc.	29,420	3,175,595
Unum Group	66,340	2,342,465

		14,963,918

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Leisure Products 0.7%
Mattel, Inc.	39,659	$1,200,875
Polaris Industries, Inc.(a)	19,144	1,482,511

		2,683,386

Machinery 0.3%
Cummins, Inc.	9,190	1,177,698

Media 0.4%
Discovery Communications, Inc., Class A*	57,412	1,545,531

Metals & Mining 0.4%
BHP Billiton Ltd.	99,000	1,714,927

Mortgage Real Estate Investment Trusts (REITs) 0.3%
Annaly Capital Management, Inc.	114,641	1,203,730

Multiline Retail 0.7%
Target Corp.	42,789	2,938,749

Multi-Utilities 0.4%
Ameren Corp.	34,970	1,719,825

Oil, Gas & Consumable Fuels 15.1%
Anadarko Petroleum Corp.	63,973	4,053,329
Apache Corp.	18,828	1,202,544
Chevron Corp.	96,411	9,922,620
Cimarex Energy Co.	17,823	2,394,876
ConocoPhillips	98,070	4,263,103
Devon Energy Corp.	81,599	3,599,332
EOG Resources, Inc.	28,876	2,792,598
EQT Corp.	56,398	4,095,623
Exxon Mobil Corp.	84,697	7,392,354
Imperial Oil Ltd.	57,191	1,789,031
Noble Energy, Inc.	140,232	5,011,892
Occidental Petroleum Corp.	79,594	5,803,994
Royal Dutch Shell plc, Class B	52,650	1,364,988
TOTAL SA	149,325	7,101,985

		60,788,269

Pharmaceuticals 8.1%
Allergan plc*	13,670	3,148,338
Johnson & Johnson	76,701	9,060,689
Merck & Co., Inc.	129,825	8,102,378
Pfizer, Inc.	301,290	10,204,692
Teva Pharmaceutical Industries Ltd., ADR-IL	48,070	2,211,701

		32,727,798

Road & Rail 2.1%
CSX Corp.	51,553	1,572,366
Heartland Express, Inc.	176,962	3,341,043
Norfolk Southern Corp.	16,770	1,627,696
Werner Enterprises, Inc.	74,710	1,738,502

		8,279,607

Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc.	72,727	2,192,719
Intel Corp.	195,110	7,365,402
QUALCOMM, Inc.	49,500	3,390,750
Teradyne, Inc.	76,477	1,650,374

		14,599,245

Software 2.8%
Dell Technologies, Inc. - VMware, Inc.*	21,397	1,022,777
Microsoft Corp.	86,710	4,994,496
Oracle Corp.	134,387	5,278,721

		11,295,994

Specialty Retail 2.4%
Advance Auto Parts, Inc.	24,645	3,675,062
CST Brands, Inc.	90,252	4,340,219
Lowe’s Cos., Inc.	20,996	1,516,121

		9,531,402

Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc.	13,692	1,547,881
Hewlett Packard Enterprise Co.	60,901	1,385,498
HP, Inc.	60,901	945,792

		3,879,171

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	56,714	2,073,464
Ralph Lauren Corp.	15,800	1,598,012

		3,671,476

Total Common Stocks (cost $339,103,193)		388,970,772

Exchange Traded Fund 0.4%

	Shares	Market Value
Equity 0.4%
iShares Russell 1000 Value ETF	15,480	1,634,998

Total Exchange Traded Fund (cost $1,634,043)		1,634,998

Securities Lending Reinvestments 0.7%

	Principal Amount	Market Value
Repurchase Agreements 0.7%
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $2,152,267, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $2,195,221.(b)	$2,152,177	2,152,177
Nomura Securities International, Inc., 0.52%, dated 09/30/16, due 10/03/16, repurchase price $700,030, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 6.50%, maturing 05/01/18 - 05/01/47; total market value $714,000.(b)	700,000	700,000

Total Securities Lending Reinvestments (cost $2,852,177)		2,852,177

Total Investments (cost $343,589,413) (c) — 97.8%		393,457,947
Other assets in excess of liabilities — 2.2%		8,983,997

NET ASSETS — 100.0%		$402,441,944

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $2,875,020, which was collateralized by a repurchase agreement with a value of $2,852,177 and $3,020 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 1.13% and maturity dates ranging from 10/13/16 – 02/28/21, a total value of $2,855,197.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $2,852,177.
(c)	At September 30, 2016, the tax basis cost of the Fund’s investments was $349,017,084, tax unrealized appreciation and depreciation were $52,555,995 and $(8,115,132), respectively.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
IL	Israel
Ltd.	Limited
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

At September 30, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Credit Suisse International	12/30/16	(1,600,087)	$(1,223,067)	$(1,222,168)	$899
Australian Dollar	Credit Suisse International	12/30/16	(63,113)	(48,212)	(48,206)	6
British Pound	Credit Suisse International	12/30/16	(38,303)	(49,757)	(49,744)	13
British Pound	Credit Suisse International	12/30/16	(760,134)	(989,657)	(987,172)	2,485
Canadian Dollar	Morgan Stanley Co., Inc.	12/30/16	(1,710,583)	(1,292,049)	(1,304,693)	(12,644)
Canadian Dollar	Morgan Stanley Co., Inc.	12/30/16	(71,632)	(54,653)	(54,635)	18
Euro	UBS AG	12/30/16	(5,750,161)	(6,464,561)	(6,486,555)	(21,994)
Japanese Yen	Credit Suisse International	12/30/16	(136,605,563)	(1,366,896)	(1,352,704)	14,192

Total Short Contracts				$(11,488,852)	$(11,505,877)	$(17,025)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$4,197,677	$—	$—	$4,197,677
Automobiles	3,547,533	1,786,453	—	5,333,986
Banks	51,920,311	—	—	51,920,311
Beverages	697,216	—	—	697,216
Biotechnology	1,249,417	—	—	1,249,417
Capital Markets	14,854,579	—	—	14,854,579
Commercial Services & Supplies	6,248,042	—	—	6,248,042
Communications Equipment	7,404,241	—	—	7,404,241
Containers & Packaging	934,404	—	—	934,404
Diversified Financial Services	7,554,254	—	—	7,554,254
Diversified Telecommunication Services	8,220,696	—	—	8,220,696
Electric Utilities	6,590,115	—	—	6,590,115
Electrical Equipment	5,106,903	—	—	5,106,903
Electronic Equipment, Instruments & Components	7,140,799	—	—	7,140,799
Energy Equipment & Services	14,058,979	—	—	14,058,979
Equity Real Estate Investment Trusts (REITs)	2,327,617	—	—	2,327,617
Food & Staples Retailing	7,706,592	—	—	7,706,592
Food Products	9,399,661	—	—	9,399,661
Health Care Equipment & Supplies	17,580,881	—	—	17,580,881
Health Care Providers & Services	10,612,023	—	—	10,612,023
Hotels, Restaurants & Leisure	2,018,951	—	—	2,018,951
Household Products	11,162,836	—	—	11,162,836
Industrial Conglomerates	12,311,375	1,618,491	—	13,929,866
Insurance	14,963,918	—	—	14,963,918
Leisure Products	2,683,386	—	—	2,683,386

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Machinery	$1,177,698	$—	$—	$1,177,698
Media	1,545,531	—	—	1,545,531
Metals & Mining	—	1,714,927	—	1,714,927
Mortgage Real Estate Investment Trusts (REITs)	1,203,730	—	—	1,203,730
Multiline Retail	2,938,749	—	—	2,938,749
Multi-Utilities	1,719,825	—	—	1,719,825
Oil, Gas & Consumable Fuels	52,321,296	8,466,973	—	60,788,269
Pharmaceuticals	32,727,798	—	—	32,727,798
Road & Rail	8,279,607	—	—	8,279,607
Semiconductors & Semiconductor Equipment	14,599,245	—	—	14,599,245
Software	11,295,994	—	—	11,295,994
Specialty Retail	9,531,402	—	—	9,531,402
Technology Hardware, Storage & Peripherals	3,879,171	—	—	3,879,171
Textiles, Apparel & Luxury Goods	3,671,476	—	—	3,671,476

Total Common Stocks	$375,383,928	$13,586,844	$—	$388,970,772

Exchange Traded Fund	1,634,998	—	—	1,634,998
Forward Foreign Currency Contracts	—	17,613	—	17,613
Securities Lending Reinvestments	—	2,852,177	—	2,852,177

Total Assets	$377,018,926	$16,456,634	$—	$393,475,560

Liabilities:
Forward Foreign Currency Contracts	$—	$(34,638)	$—	$(34,638)

Total Liabilities	$—	$(34,638)	$—	$(34,638)

Total	$377,018,926	$16,421,996	$—	$393,440,922

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$17,613

Total		$17,613

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(34,638)

Total		$(34,638)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2016 (Unaudited)

American Funds NVIT Asset Allocation Fund

Investment Company 100.1%

	Shares	Market Value
Balanced Fund 100.1%
American Funds Asset Allocation Fund, Class 1	276,323,582	$5,974,115,851

Total Investment Company (cost $4,801,011,451)		5,974,115,851

Total Investments (cost $4,801,011,451) (a) — 100.1%		5,974,115,851
Liabilities in excess of other assets — (0.1%)		(3,064,957)

NET ASSETS — 100.0%		$5,971,050,894

(a)	At September 30, 2016, the tax basis cost of the Fund’s investments was $4,804,212,998, tax unrealized appreciation and depreciation were $1,169,902,853 and $0, respectively

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

American Funds NVIT Asset Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

American Funds NVIT Bond Fund

Investment Company 100.1%

	Shares	Market Value
Fixed Income Fund 100.1%
American Funds Bond Fund, Class 1	202,793,687	$2,283,456,915

Total Investment Company (cost $2,209,247,759)		2,283,456,915

Total Investments (cost $2,209,247,759) (a) — 100.1%		2,283,456,915
Liabilities in excess of other assets — (0.1)%		(1,189,856)

NET ASSETS — 100.0%		$2,282,267,059

(a)	At September 30, 2016, the tax basis cost of the Fund’s investments was $2,220,752,752, tax unrealized appreciation and depreciation were $62,704,163 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

American Funds NVIT Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

American Funds NVIT Global Growth Fund

Investment Company 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Global Growth Fund, Class 1	12,489,189	$314,852,460

Total Investment Company (cost $296,096,919)		314,852,460

Total Investments (cost $296,096,919) (a) — 100.1%		314,852,460
Liabilities in excess of other assets — (0.1%)		(200,715)

NET ASSETS — 100.0%		$314,651,745

(a)	At September 30, 2016, the tax basis cost of the Fund’s investments was $307,272,054, tax unrealized appreciation and depreciation were $7,580,406 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

American Funds NVIT Global Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

American Funds NVIT Growth Fund

Investment Company 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Fund, Class 1	7,375,691	$490,483,446

Total Investment Company (cost $446,373,310)		490,483,446

Total Investments (cost $446,373,310) (a) — 100.1%		490,483,446
Liabilities in excess of other assets — (0.1%)		(287,836)

NET ASSETS — 100.0%		$490,195,610

(a)	At September 30, 2016, the tax basis cost of the Fund’s investments was $472,323,982, tax unrealized appreciation and depreciation were $18,159,464 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

American Funds NVIT Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

American Funds NVIT Growth-Income Fund

Investment Company 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Income Fund, Class 1	58,188,169	$2,543,986,764

Total Investment Company (cost $2,343,382,145)		2,543,986,764
Total Investments (cost $2,343,382,145) (a) — 100.1%		2,543,986,764
Liabilities in excess of other assets — (0.1%)		(1,298,009)
NET ASSETS — 100.0%		$2,542,688,755

(a)	At September 30, 2016, the tax basis cost of the Fund’s investments was $2,374,339,148, tax unrealized appreciation and depreciation were $169,647,616 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

American Funds NVIT Growth-Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

Investment Companies 99.1%

	Shares	Market Value
Alternative Assets 96.2%
BlackRock Global Allocation V.I. Fund, Class I*	7,560,263	$118,771,730

Total Alternative Assets (cost $116,405,492)		118,771,730

Money Market Fund 2.9%
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44%(a)	3,577,868	3,577,868

Total Money Market Fund (cost $3,577,868)		3,577,868

Total Investment Companies (cost $119,983,360)		122,349,598

Total Investments (cost $119,983,360) (b) — 99.1%		122,349,598
Other assets in excess of liabilities — 0.9%		1,050,432

NET ASSETS — 100.0%		$123,400,030

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2016.
(b)	At September 30, 2016, the tax basis cost of the Fund’s investments was $120,463,605, tax unrealized appreciation and depreciation were $1,885,993 and $0, respectively.

At September 30, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
123	Mini MSCI EAFE	12/16/16	$10,496,205	$(81,992)
77	S&P 500 E-Mini	12/16/16	8,317,540	(39,036)
7	S&P MID 400 E-Mini	12/16/16	1,084,720	(11,726)

			$19,898,465	$(132,754)

At September 30, 2016, the Fund has $997,150 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(132,754)

Total		$(132,754)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 94.1%

	Principal Amount	Market Value
Aerospace & Defense 1.0%
Engility Corp., 8.88%, 09/01/24(a)	$225,000	$227,812
TransDigm, Inc., 6.00%, 07/15/22	625,000	659,375
6.50%, 07/15/24	500,000	526,250
6.50%, 05/15/25	375,000	390,469

		1,803,906

Automotive 3.2%
Adient Global Holdings Ltd., 4.88%, 08/15/26(a)	300,000	300,375
Allison Transmission, Inc., 5.00%, 10/01/24(a)	200,000	205,000
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	300,000	317,250
BCD Acquisition, Inc., 9.63%, 09/15/23(a)	300,000	313,500
Dana Financing Luxembourg Sarl, 6.50%, 06/01/26(a)	250,000	262,000
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(a)	800,000	760,000
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23	150,000	156,375
5.00%, 05/31/26	275,000	282,906
IHO Verwaltungs GmbH, 4.75%, 09/15/26(a)(b)	250,000	251,250
International Automotive Components Group SL, 9.13%, 06/01/18(a)	275,000	269,156
J.B. Poindexter & Co., Inc., 9.00%, 04/01/22(a)	400,000	423,500
Motors Liquidation Co., 7.40%, 09/01/25(c)(d)(e)(f)	2,500,000	0
MPG Holdco I, Inc., 7.38%, 10/15/22	425,000	434,563
Omega US Sub LLC, 8.75%, 07/15/23(a)	300,000	326,250
Schaeffler Holding Finance BV, 6.75%, 11/15/22(a)(b)	526,394	601,405
Schaeffler Verwaltungs GmbH, 4.50%, 09/15/23(a)(b)	250,000	252,343
Tenneco, Inc., 5.00%, 07/15/26	50,000	50,625
ZF North America Capital, Inc., 4.75%, 04/29/25(a)	300,000	315,000

		5,521,498

Building Materials 1.9%
Allegion plc, 5.88%, 09/15/23	125,000	134,687
Allegion US Holding Co., Inc., 5.75%, 10/01/21	225,000	234,844
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21(a)	400,000	414,000
5.75%, 12/15/23(a)	50,000	52,000
Beacon Roofing Supply, Inc., 6.38%, 10/01/23	125,000	135,000
Building Materials Corp of America, 6.00%, 10/15/25(a)	175,000	187,250
HD Supply, Inc., 5.25%, 12/15/21(a)	250,000	264,375
5.75%, 04/15/24(a)	350,000	367,500
Masonite International Corp., 5.63%, 03/15/23(a)	100,000	105,500
NCI Building Systems, Inc., 8.25%, 01/15/23(a)	375,000	407,813
Ply Gem Industries, Inc., 6.50%, 02/01/22	175,000	180,250
RSI Home Products, Inc., 6.50%, 03/15/23(a)	725,000	764,875

		3,248,094

Cable Satellite 7.2%
Altice US Finance I Corp., 5.50%, 05/15/26(a)	200,000	205,500
Altice US Finance II Corp., 7.75%, 07/15/25(a)	475,000	513,000
Cablevision Systems Corp., 5.88%, 09/15/22	100,000	91,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 02/15/23	250,000	260,625
5.75%, 09/01/23	225,000	238,219
5.75%, 01/15/24	775,000	823,437
5.38%, 05/01/25(a)	125,000	131,094
5.75%, 02/15/26(a)	450,000	477,000
5.50%, 05/01/26(a)	175,000	182,437
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(a)	550,000	550,000
CSC Holdings LLC, 5.25%, 06/01/24	225,000	213,750
DISH DBS Corp., 5.88%, 07/15/22	925,000	950,650
5.88%, 11/15/24	225,000	222,187
7.75%, 07/01/26(a)	125,000	132,813
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	175,000	132,125
5.50%, 08/01/23	875,000	605,938
8.00%, 02/15/24(a)	450,000	451,125
Intelsat Luxembourg SA, 7.75%, 06/01/21	200,000	67,000
8.13%, 06/01/23	400,000	135,000
Neptune Finco Corp., 10.13%, 01/15/23(a)	325,000	374,562
10.88%, 10/15/25(a)	750,000	877,500
Sirius XM Radio, Inc., 6.00%, 07/15/24(a)	725,000	773,031
5.38%, 07/15/26(a)	675,000	693,563
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25(a)	225,000	227,812
Unitymedia KabelBW GmbH, 6.13%, 01/15/25(a)	725,000	760,344
Virgin Media Finance plc, 6.00%, 10/15/24(a)	200,000	207,002
5.75%, 01/15/25(a)	75,000	75,938
Virgin Media Secured Finance plc, 5.25%, 01/15/26(a)	825,000	837,375
5.50%, 08/15/26(a)	375,000	382,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Cable Satellite (continued)
Ziggo Bond Finance BV, 5.88%, 01/15/25(a)	$200,000	$200,000
5.50%, 01/15/27(a)	500,000	499,375
6.00%, 01/15/27(a)	200,000	199,000

		12,490,902

Chemicals 2.5%
Ashland, Inc., 4.75%, 08/15/22	425,000	442,000
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)	150,000	153,656
Compass Minerals International, Inc., 4.88%, 07/15/24(a)	375,000	354,375
Eco Services Operations LLC/Eco Finance Corp., 8.50%, 11/01/22(a)	325,000	338,000
Hexion US Finance Corp., 8.88%, 02/01/18	450,000	428,625
6.63%, 04/15/20	425,000	374,000
Huntsman International LLC, 4.88%, 11/15/20	250,000	260,625
5.13%, 11/15/22	400,000	416,000
Platform Specialty Products Corp., 6.50%, 02/01/22(a)	1,250,000	1,215,625
PQ Corp., 6.75%, 11/15/22(a)	125,000	132,500
W.R. Grace & Co.-Conn, 5.63%, 10/01/24(a)	275,000	299,063

		4,414,469

Construction Machinery 0.2%
Cloud Crane LLC, 10.13%, 08/01/24(a)	225,000	233,438
United Rentals North America, Inc., 4.63%, 07/15/23	75,000	76,875

		310,313

Consumer Cyclical Services 1.1%
Garda World Security Corp., 7.25%, 11/15/21(a)	400,000	369,000
7.25%, 11/15/21(a)	375,000	345,938
Hearthside Group Holdings LLC/Hearthside Finance Co., 6.50%, 05/01/22(a)	800,000	788,000
ServiceMaster Co., 7.10%, 03/01/18	300,000	309,375
7.45%, 08/15/27	175,000	186,025

		1,998,338

Consumer Products 2.9%
FGI Operating Co. LLC/FGI Finance, Inc., 7.88%, 05/01/20	550,000	456,500
First Quality Finance Co., Inc., 4.63%, 05/15/21(a)	750,000	744,375
Party City Holdings, Inc., 6.13%, 08/15/23(a)	400,000	426,500
Prestige Brands, Inc., 5.38%, 12/15/21(a)	700,000	724,500
6.38%, 03/01/24(a)	300,000	318,750
Serta Simmons Bedding LLC, 8.13%, 10/01/20(a)	950,000	992,750
Spectrum Brands, Inc., 6.13%, 12/15/24	175,000	189,495
5.75%, 07/15/25	300,000	324,000
Springs Industries, Inc., 6.25%, 06/01/21	400,000	414,000
Tempur Sealy International, Inc., 5.50%, 06/15/26(a)	150,000	154,500
Valvoline, Inc., 5.50%, 07/15/24(a)	75,000	78,563
Vista Outdoor, Inc., 5.88%, 10/01/23(a)	150,000	156,750

		4,980,683

Diversified Manufacturing 1.3%
Entegris, Inc., 6.00%, 04/01/22(a)	525,000	543,375
Gardner Denver, Inc., 6.88%, 08/15/21(a)	350,000	328,125
Milacron LLC/Mcron Finance Corp., 7.75%, 02/15/21(a)	325,000	338,000
Silver II Borrower/Silver II US Holdings LLC, 7.75%, 12/15/20(a)	375,000	297,187
WESCO Distribution, Inc., 5.38%, 12/15/21	700,000	715,750
5.38%, 06/15/24(a)	75,000	75,188

		2,297,625

Financial Institutions 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.63%, 07/01/22	325,000	341,656
Ally Financial, Inc., 4.13%, 02/13/22	750,000	758,437
5.75%, 11/20/25	1,075,000	1,124,719
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21(a)	625,000	637,500
Hub Holdings LLC/Hub Holdings Finance, Inc., 8.12%, 07/15/19(a)(b)	825,000	804,375
HUB International Ltd., 9.25%, 02/15/21(a)	50,000	52,025
International Lease Finance Corp., 5.88%, 08/15/22	300,000	332,625
Navient Corp., 6.63%, 07/26/21	50,000	50,375
5.50%, 01/25/23	50,000	45,875
7.25%, 09/25/23	50,000	50,000
5.88%, 10/25/24	750,000	682,500
Quicken Loans, Inc., 5.75%, 05/01/25(a)	950,000	942,875

		5,822,962

Food & Beverage 2.3%
Anna Merger Sub, Inc., 7.75%, 10/01/22(a)	1,025,000	843,062
Aramark Services, Inc., 5.13%, 01/15/24	200,000	208,000
5.13%, 01/15/24(a)	250,000	260,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Food & Beverage (continued)
Performance Food Group, Inc., 5.50%, 06/01/24(a)	$75,000	$77,437
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 05/01/21	450,000	461,813
Post Holdings, Inc., 7.75%, 03/15/24(a)	150,000	168,000
8.00%, 07/15/25(a)	600,000	686,625
5.00%, 08/15/26(a)	550,000	547,250
Smithfield Foods, Inc., 6.63%, 08/15/22	300,000	317,250
US Foods, Inc., 5.88%, 06/15/24(a)	450,000	466,875

		4,036,312

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., expired maturity, 10.38%, 09/15/07(c)(d)(e)	100,000	0

Gaming 3.8%
Boyd Gaming Corp., 6.88%, 05/15/23	500,000	541,250
6.38%, 04/01/26(a)	175,000	187,687
Chester Downs & Marina LLC, 9.25%, 02/01/20(a)	450,000	415,125
GLP Capital LP/GLP Financing II, Inc., 5.38%, 04/15/26	175,000	188,125
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc., 5.63%, 05/01/24(a)	225,000	244,058
MGM Mirage, Inc., 7.75%, 03/15/22	500,000	580,000
MGM Resorts International, 6.00%, 03/15/23	425,000	461,125
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21	525,000	566,344
7.88%, 10/15/24(a)	350,000	349,125
Penn National Gaming, Inc., 5.88%, 11/01/21	725,000	748,563
Pinnacle Entertainment, Inc., 5.63%, 05/01/24(a)	425,000	427,125
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.13%, 08/15/21(a)	375,000	387,187
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.88%, 05/15/21(a)	850,000	858,500
Seminole Indian Tribe of Florida, 7.80%, 10/01/20(a)	580,000	582,900

		6,537,114

Healthcare 10.0%
Acadia Healthcare Co., Inc., 6.50%, 03/01/24	600,000	628,500
Air Medical Merger Sub Corp., 6.38%, 05/15/23(a)	575,000	556,312
Amsurg Corp., 5.63%, 07/15/22	600,000	613,500
CHS/Community Health Systems, Inc., 5.13%, 08/01/21	300,000	297,750
6.88%, 02/01/22	1,400,000	1,204,000
Crimson Merger Sub, Inc., 6.63%, 05/15/22(a)	1,500,000	1,323,750
DaVita, Inc., 5.00%, 05/01/25	525,000	526,969
Emdeon, Inc., 11.00%, 12/31/19	400,000	421,000
Envision Healthcare Corp., 5.13%, 07/01/22(a)	700,000	696,500
HCA, Inc., 4.75%, 05/01/23	200,000	208,500
5.88%, 05/01/23	100,000	106,500
5.00%, 03/15/24	700,000	738,500
5.25%, 04/15/25	1,050,000	1,119,562
5.88%, 02/15/26	700,000	746,375
5.25%, 06/15/26	1,075,000	1,142,188
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 05/15/19	700,000	633,500
LifePoint Health, Inc., 5.88%, 12/01/23	150,000	155,625
5.38%, 05/01/24(a)	200,000	200,000
LifePoint Hospitals, Inc., 5.50%, 12/01/21	225,000	234,562
MEDNAX, Inc., 5.25%, 12/01/23(a)	100,000	105,125
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)	500,000	537,500
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/23(a)	825,000	858,000
Surgical Care Affiliates, Inc., 6.00%, 04/01/23(a)	500,000	525,000
Team Health, Inc., 7.25%, 12/15/23(a)	700,000	753,375
Teleflex, Inc., 5.25%, 06/15/24	300,000	312,750
4.88%, 06/01/26	50,000	51,750
Tenet Healthcare Corp., 4.38%, 10/01/21	525,000	522,375
8.13%, 04/01/22	425,000	425,000
6.75%, 06/15/23	1,075,000	999,750
Vizient, Inc., 10.38%, 03/01/24(a)	575,000	659,813

		17,304,031

Hotels Restaurants & Leisure 0.2%
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24(a)	225,000	229,500
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23	75,000	76,125

		305,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Independent Energy 5.4%
Antero Resources Corp., 5.63%, 06/01/23	$250,000	$254,687
Antero Resources Finance Corp., 6.00%, 12/01/20	500,000	516,720
Callon Petroleum Co., 6.13%, 10/01/24(a)	100,000	103,500
Carrizo Oil & Gas, Inc., 7.50%, 09/15/20	400,000	414,000
6.25%, 04/15/23	225,000	222,750
Chesapeake Energy Corp., 5.38%, 06/15/21	250,000	217,500
8.00%, 12/15/22(a)	300,000	304,125
5.75%, 03/15/23	200,000	170,000
Continental Resources, Inc., 4.50%, 04/15/23	525,000	504,000
CrownRock LP/CrownRock Finance, Inc., 7.75%, 02/15/23(a)	125,000	134,062
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	25,000	17,688
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 09/01/22	50,000	29,750
6.38%, 06/15/23	200,000	119,500
Gulfport Energy Corp., 7.75%, 11/01/20	325,000	337,594
6.63%, 05/01/23	200,000	205,000
Halcon Resources Corp., 8.63%, 02/01/20(a)	325,000	326,625
Laredo Petroleum, Inc., 5.63%, 01/15/22	200,000	194,000
7.38%, 05/01/22	175,000	180,906
6.25%, 03/15/23	125,000	122,500
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21	175,000	91,000
Lone Pine Resources, Inc., Escrow, 10.38%, 02/15/17(c)(d)(e)	25,000	0
Northern Oil and Gas, Inc., 8.00%, 06/01/20	550,000	423,500
Oasis Petroleum, Inc., 6.50%, 11/01/21	75,000	71,625
6.88%, 03/15/22	600,000	574,500
6.88%, 01/15/23	75,000	71,625
Parsley Energy LLC/Parsley Finance Corp., 6.25%, 06/01/24(a)	100,000	103,250
PDC Energy, Inc., 6.13%, 09/15/24(a)	75,000	77,625
QEP Resources, Inc., 6.88%, 03/01/21	225,000	234,562
Range Resources Corp., 5.00%, 08/15/22(a)	100,000	99,500
4.88%, 05/15/25	448,000	430,080
Rice Energy, Inc., 6.25%, 05/01/22	500,000	516,250
7.25%, 05/01/23	75,000	80,250
RSP Permian, Inc., 6.63%, 10/01/22	250,000	261,875
SM Energy Co., 6.50%, 11/15/21	50,000	51,125
6.50%, 01/01/23	100,000	101,000
5.00%, 01/15/24	325,000	305,500
5.63%, 06/01/25	150,000	141,000
6.75%, 09/15/26	50,000	50,500
Southwestern Energy Co., 4.10%, 03/15/22	325,000	294,938
Whiting Petroleum Corp., 5.00%, 03/15/19	150,000	145,125
5.75%, 03/15/21	150,000	140,250
6.25%, 04/01/23	475,000	433,438
WPX Energy, Inc., 7.50%, 08/01/20	50,000	52,875
8.25%, 08/01/23	125,000	134,375
5.25%, 09/15/24	100,000	94,250

		9,354,925

Industrial - Other 1.9%
Anixter, Inc., 5.50%, 03/01/23	250,000	261,875
Belden CDT, Inc., 5.50%, 09/01/22(a)	575,000	599,437
Belden, Inc., 5.25%, 07/15/24(a)	225,000	228,375
Cleaver-Brooks, Inc., 8.75%, 12/15/19(a)	375,000	392,813
Dematic SA/DH Services Luxembourg Sarl, 7.75%, 12/15/20(a)	600,000	625,500
Hillman Group, Inc. (The), 6.38%, 07/15/22(a)	750,000	703,125
Unifrax I LLC/Unifrax Holding Co., 7.50%, 02/15/19(a)	450,000	420,750

		3,231,875

Leisure 0.3%
HRP Myrtle Beach Operations LLC, 7.38%, 04/01/12(c)(d)(e)(g)(i)	675,000	0
Regal Cinemas, Inc., 5.75%, 02/01/25	450,000	453,375
Regal Entertainment Group, 5.75%, 03/15/22	75,000	77,437

		530,812

Media Entertainment 6.4%
AMC Networks, Inc., 5.00%, 04/01/24	375,000	377,344
Clear Channel Communications, Inc., 9.00%, 03/01/21	425,000	316,625
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	825,000	859,031
Cumulus Media Holdings, Inc., 7.75%, 05/01/19	200,000	81,000
EMI Music Publishing Group North America Holdings, Inc., 7.63%, 06/15/24(a)	225,000	243,281
Expo Event Transco, Inc., 9.00%, 06/15/21(a)	550,000	571,312
Gannett Co., Inc., 6.38%, 10/15/23	525,000	564,375
5.50%, 09/15/24(a)	50,000	51,625
Gray Television, Inc., 5.13%, 10/15/24(a)	150,000	147,188
5.88%, 07/15/26(a)	225,000	226,687

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media Entertainment (continued)
Lamar Media Corp., 5.38%, 01/15/24 5.75%, 02/01/26	$150,000 50,000	$157,500 53,875
LIN Television Corp., 5.88%, 11/15/22	600,000	628,500
Logo Merger Sub Corp., 8.38%, 10/15/20(a)	825,000	837,375
Match Group, Inc., 6.75%, 12/15/22	725,000	771,219
6.38%, 06/01/24	50,000	54,375
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24(a)	225,000	243,000
Nexstar Broadcasting, Inc., 6.13%, 02/15/22(a)	450,000	464,625
Nexstar Escrow Corp., 5.63%, 08/01/24(a)	50,000	50,125
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(a)	700,000	722,750
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.88%, 03/15/25	450,000	472,500
Radio One, Inc., 9.25%, 02/15/20(a)	350,000	326,375
7.38%, 04/15/22(a)	450,000	452,250
Sinclair Television Group, Inc., 5.63%, 08/01/24(a)	850,000	869,125
5.88%, 03/15/26(a)	150,000	156,000
5.13%, 02/15/27(a)	100,000	97,750
Townsquare Media, Inc., 6.50%, 04/01/23(a)	475,000	482,125
Tribune Media Co., 5.88%, 07/15/22	825,000	834,797
WMG Acquisition Corp., 5.00%, 08/01/23(a)	50,000	50,750

		11,163,484

Metals & Mining 1.9%
ArcelorMittal, 6.13%, 06/01/25	650,000	708,500
Freeport-McMoRan, Inc., 3.88%, 03/15/23	450,000	403,839
5.40%, 11/14/34	875,000	726,250
Steel Dynamics, Inc., 5.13%, 10/01/21	50,000	51,938
6.38%, 08/15/22	125,000	131,562
5.25%, 04/15/23	75,000	77,812
5.50%, 10/01/24	350,000	366,625
Teck Resources Ltd., 8.50%, 06/01/24(a)	325,000	372,125
6.13%, 10/01/35	325,000	305,500
6.00%, 08/15/40	175,000	161,438

		3,305,589

Midstream 6.7%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 05/20/22	75,000	79,312
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24	175,000	185,500
5.88%, 08/20/26	500,000	530,000
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24(a)	200,000	202,500
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 08/01/23 (d)	175,000	173,687
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24(a)	150,000	162,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 03/01/22	150,000	151,500
6.25%, 04/01/23	275,000	278,438
Energy Transfer Equity LP, 5.88%, 01/15/24	700,000	726,250
5.50%, 06/01/27	200,000	199,000
Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 05/01/21	100,000	91,500
6.75%, 01/15/22	800,000	712,000
6.75%, 06/15/23	150,000	132,000
Hiland Partners LP/Hiland Partners Finance Corp., 5.50%, 05/15/22(a)	100,000	103,982
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20	500,000	515,625
6.00%, 08/01/24(a)	250,000	258,750
MPLX LP, 4.50%, 07/15/23	175,000	178,399
4.88%, 12/01/24	225,000	232,723
4.88%, 06/01/25	350,000	361,649
Regency Energy Partners LP/Regency Energy Finance Corp., 5.50%, 04/15/23	225,000	232,288
4.50%, 11/01/23	300,000	302,020
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	275,000	290,469
5.62%, 04/15/23	250,000	266,875
5.63%, 03/01/25	550,000	591,250
5.00%, 03/15/27(a)	250,000	256,250
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 08/01/21	92,000	95,680
5.50%, 06/01/24	800,000	812,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 07/01/21	150,000	155,250
5.50%, 08/15/22	575,000	547,688
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.13%, 02/01/25(a)	150,000	150,188
5.38%, 02/01/27(a)	325,000	327,031

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Midstream (continued)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.13%, 10/15/21	$175,000	$182,875
6.25%, 10/15/22	625,000	667,187
6.38%, 05/01/24	225,000	241,313
Western Refining Logistics LP/WNRL Finance Corp., 7.50%, 02/15/23	425,000	435,625
Williams Cos., Inc. (The), 4.55%, 06/24/24	325,000	331,354
Williams Partners LP/ACMP Finance Corp., 4.88%, 03/15/24	500,000	505,356

		11,665,514

Oil Field Services 0.4%
CGG SA, 6.88%, 01/15/22	200,000	102,000
Weatherford International Ltd., 8.25%, 06/15/23	300,000	296,250
7.00%, 03/15/38	300,000	220,500

		618,750

Packaging 5.3%
ARD Finance SA, 7.13%, 09/15/23(a)(b)	375,000	373,125
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 06/30/21(a)	250,000	256,875
4.63%, 05/15/23(a)	200,000	201,000
7.25%, 05/15/24(a)	1,000,000	1,065,000
Ball Corp., 5.25%, 07/01/25	550,000	592,625
Berry Plastics Corp., 5.50%, 05/15/22	675,000	698,625
6.00%, 10/15/22	75,000	79,125
5.13%, 07/15/23	450,000	456,750
BWAY Holding Co., 9.13%, 08/15/21(a)	825,000	855,937
Multi-Color Corp., 6.13%, 12/01/22(a)	575,000	603,750
Mustang Merger Corp., 8.50%, 08/15/21(a)	525,000	558,469
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/23(a)	50,000	53,750
5.38%, 01/15/25(a)	400,000	416,000
6.38%, 08/15/25(a)	75,000	82,594
Pactiv LLC, 7.95%, 12/15/25	225,000	245,250
Reynolds Group Issuer, Inc., 5.75%, 10/15/20	375,000	386,719
8.25%, 02/15/21	750,000	781,875
7.00%, 07/15/24(a)	200,000	214,500
Sealed Air Corp., 4.88%, 12/01/22(a)	375,000	393,750
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 05/01/22(a)	850,000	860,625

		9,176,344

Paper 0.3%
Clearwater Paper Corp., 5.38%, 02/01/25(a)	550,000	560,313

Pharmaceuticals 3.6%
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 07/15/23(a)	475,000	432,250
6.50%, 02/01/25(a)	525,000	463,969
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	500,000	517,500
IMS Health, Inc., 5.00%, 10/15/26(a)	275,000	286,000
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(a)	1,250,000	1,300,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 4.75%, 04/15/23	550,000	495,000
5.63%, 10/15/23(a)	125,000	119,687
5.50%, 04/15/25(a)	575,000	546,250
Valeant Pharmaceuticals International, Inc., 7.25%, 07/15/22(a)	125,000	115,938
5.50%, 03/01/23(a)	325,000	277,875
VRX Escrow Corp., 5.88%, 05/15/23(a)	650,000	560,625
6.13%, 04/15/25(a)	1,325,000	1,141,156

		6,256,250

Refining 0.8%
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22	600,000	543,000
Northern Tier Energy LLC/Northern Tier Finance Corp., 7.13%, 11/15/20	300,000	306,750
Tesoro Corp., 5.38%, 10/01/22	150,000	156,000
5.13%, 04/01/24	325,000	334,750

		1,340,500

Restaurants 1.0%
1011778 BC ULC/New Red Finance, Inc., 6.00%, 04/01/22(a)	925,000	968,937
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24(a)	75,000	78,375
5.25%, 06/01/26(a)	125,000	132,188
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20	200,000	209,000
Yum! Brands, Inc., 3.88%, 11/01/23	300,000	295,500

		1,684,000

Retailers 1.4%
Argos Merger Sub, Inc., 7.13%, 03/15/23(a)	1,000,000	1,047,500
Hanesbrands, Inc., 4.88%, 05/15/26(a)	125,000	127,812

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Retailers (continued)
JC Penney Corp., Inc., 5.88%, 07/01/23(a)	$175,000	$182,219
Michaels Stores, Inc., 5.88%, 12/15/20(a)	325,000	337,188
Neiman Marcus Group Ltd., Inc., 8.75%, 10/15/21(a)(b)	200,000	157,000
Rite Aid Corp., 6.12%, 04/01/23(a)	425,000	458,647
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	75,000	80,719

		2,391,085

Supermarkets 0.4%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.63%, 06/15/24(a)	350,000	364,000
5.75%, 03/15/25(a)	300,000	299,250

		663,250

Technology 9.2%
Advanced Micro Devices, Inc., 7.00%, 07/01/24	140,000	137,550
BMC Software Finance, Inc., 8.13%, 07/15/21(a)	950,000	862,125
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	575,000	613,812
CommScope Technologies Finance LLC, 6.00%, 06/15/25(a)	475,000	506,469
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.88%, 06/15/21(a)	100,000	106,247
7.13%, 06/15/24(a)	675,000	742,398
Ensemble S Merger Sub, Inc., 9.00%, 09/30/23(a)	450,000	472,500
First Data Corp., 7.00%, 12/01/23(a)	975,000	1,031,063
5.75%, 01/15/24(a)	1,150,000	1,181,625
Infor Software Parent LLC/Infor Software Parent, Inc., 7.12%, 05/01/21(a)(b)	875,000	848,750
Infor US, Inc., 6.50%, 05/15/22	1,050,000	1,063,125
Italics Merger Sub, Inc., 7.13%, 07/15/23(a)	775,000	724,625
JDA Escrow LLC/JDA Bond Finance, Inc., 7.38%, 10/15/24(a)	350,000	359,625
Micron Technology, Inc., 5.25%, 08/01/23(a)	300,000	296,250
5.25%, 01/15/24(a)	150,000	144,000
5.50%, 02/01/25	200,000	196,000
Microsemi Corp., 9.13%, 04/15/23(a)	275,000	313,500
MSCI, Inc., 5.25%, 11/15/24(a)	125,000	132,331
5.75%, 08/15/25(a)	125,000	133,437
4.75%, 08/01/26(a)	125,000	126,563
NCR Corp., 4.63%, 02/15/21	200,000	202,000
5.88%, 12/15/21	50,000	52,625
5.00%, 07/15/22	525,000	536,812
6.38%, 12/15/23	200,000	211,500
Nuance Communications, Inc., 5.38%, 08/15/20(a)	450,000	461,250
6.00%, 07/01/24(a)	300,000	312,750
PTC, Inc., 6.00%, 05/15/24	125,000	133,438
Qorvo, Inc., 7.00%, 12/01/25	325,000	352,625
Riverbed Technology, Inc., 8.88%, 03/01/23(a)	200,000	213,750
Sabre GLBL, Inc., 5.38%, 04/15/23(a)	300,000	308,250
5.25%, 11/15/23(a)	100,000	101,750
Sensata Technologies BV, 5.00%, 10/01/25(a)	200,000	204,500
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26(a)	225,000	243,562
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)	675,000	752,625
SS&C Technologies Holdings, Inc., 5.88%, 07/15/23	350,000	368,375
Syniverse Holdings, Inc., 9.13%, 01/15/19	375,000	283,125
VeriSign, Inc., 5.25%, 04/01/25	250,000	262,500
Versum Materials, Inc., 5.50%, 09/30/24(a)	150,000	154,125
Zebra Technologies Corp., 7.25%, 10/15/22	675,000	731,531

		15,879,088

Transportation Services 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 04/01/23	150,000	151,312
6.38%, 04/01/24(a)	600,000	612,000
5.25%, 03/15/25(a)	100,000	96,000
Hertz Corp. (The), 6.25%, 10/15/22	900,000	927,000
5.50%, 10/15/24(a)	175,000	174,344

		1,960,656

Utility - Electric 1.7%
Calpine Corp., 5.88%, 01/15/24(a)	175,000	184,844
5.75%, 01/15/25	850,000	839,375
FPL Energy National Wind Portfolio LLC, 6.13%, 03/25/19 (i)	11,439	11,439
NRG Energy, Inc., 6.63%, 03/15/23	200,000	202,000
6.25%, 05/01/24	900,000	913,500
7.25%, 05/15/26(a)	150,000	152,625
6.63%, 01/15/27(a)	250,000	245,000
TerraForm Power Operating LLC, 9.38%, 02/01/23(a)(h)	250,000	256,875
9.63%, 06/15/25(a)(h)	200,000	210,000

		3,015,658

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Wireless Communications 4.6%
Altice SA, 7.75%, 05/15/22(a)	$600,000	$640,500
7.63%, 02/15/25(a)	725,000	743,125
MetroPCS Wireless, Inc., 6.63%, 11/15/20	375,000	385,312
Numericable-SFR SA, 7.38%, 05/01/26(a)	825,000	843,307
Sprint Capital Corp., 6.88%, 11/15/28	450,000	422,437
Sprint Corp., 7.88%, 09/15/23	1,350,000	1,358,438
7.13%, 06/15/24	975,000	950,625
7.63%, 02/15/25	225,000	222,750
T-Mobile USA, Inc., 6.63%, 04/28/21	50,000	52,625
6.73%, 04/28/22	50,000	52,500
6.63%, 04/01/23	850,000	912,687
6.84%, 04/28/23	175,000	188,562
6.38%, 03/01/25	775,000	842,813
6.50%, 01/15/26	250,000	276,563

		7,892,244

Wireline Communications 0.7%
Level 3 Communications, Inc., 5.75%, 12/01/22	375,000	391,875
Level 3 Financing, Inc., 5.38%, 01/15/24	200,000	208,375
5.38%, 05/01/25	550,000	573,375
5.25%, 03/15/26(a)	75,000	77,437

		1,251,062

Total Corporate Bonds (cost $161,176,277)		163,013,271

Common Stocks 0.0%†

	Shares	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Prairie Provident Resources, Inc. *	1,728	1,163

Total Common Stocks (cost $7,497)		1,163

Total Investments (cost $161,183,774) (j) — 94.1%		163,014,434
Other assets in excess of liabilities — 5.9%		10,253,904

NET ASSETS — 100.0%		$173,268,338

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2016 was $83,419,176 which represents 48.14% of net assets.
(b)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(c)	Fair valued security.
(d)	Illiquid security.
(e)	Security in default.
(f)	Restricted security.
(g)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2016. The maturity date represents the actual maturity date.
(h)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2016.
(i)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed illiquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2016 was $11,439 which represents 0.01% of net assets.
(j)	At September 30, 2016, the tax basis cost of the Fund’s investments was $161,195,649, tax unrealized appreciation and depreciation were $5,858,344 and $(4,039,559), respectively.
†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
plc	Public Limited Company
SA	Stock Company
ULC	Unlimited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

At September 30, 2016, the Fund’s open swap contracts were as follows:

Centrally cleared credit default swaps on credit indices — sell protection1

Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of September 30, 2016[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation
Markit CDX North America HighYield Index Series 26	5.00%	$6,000,000	3.765%	06/20/21	$280,509	$33,242

					$280,509	$33,242

CDX Credit Default Swap Index

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,163	$—	$—	$1,163
Corporate Bonds
Aerospace & Defense	—	1,803,906	—	1,803,906
Automotive	—	5,521,498	—	5,521,498
Building Materials	—	3,248,094	—	3,248,094
Cable Satellite	—	12,490,902	—	12,490,902
Chemicals	—	4,414,469	—	4,414,469
Construction Machinery	—	310,313	—	310,313
Consumer Cyclical Services	—	1,998,338	—	1,998,338
Consumer Products	—	4,980,683	—	4,980,683
Diversified Manufacturing	—	2,297,625	—	2,297,625
Financial Institutions	—	5,822,962	—	5,822,962
Food & Beverage	—	4,036,312	—	4,036,312
Food & Staples Retailing	—	—	—	—
Gaming	—	6,537,114	—	6,537,114
Healthcare	—	17,304,031	—	17,304,031
Hotels Restaurants & Leisure	—	305,625	—	305,625
Independent Energy	—	9,354,925	—	9,354,925
Industrial - Other	—	3,231,875	—	3,231,875
Leisure	—	530,812	—	530,812
Media Entertainment	—	11,163,484	—	11,163,484
Metals & Mining	—	3,305,589	—	3,305,589
Midstream	—	11,665,514	—	11,665,514
Oil Field Services	—	618,750	—	618,750
Packaging	—	9,176,344	—	9,176,344
Paper	—	560,313	—	560,313
Pharmaceuticals	—	6,256,250	—	6,256,250
Refining	—	1,340,500	—	1,340,500
Restaurants	—	1,684,000	—	1,684,000
Retailers	—	2,391,085	—	2,391,085
Supermarkets	—	663,250	—	663,250
Technology	—	15,879,088	—	15,879,088
Transportation Services	—	1,960,656	—	1,960,656
Utility - Electric	—	3,015,658	—	3,015,658
Wireless Communications	—	7,892,244	—	7,892,244
Wireline Communications	—	1,251,062	—	1,251,062

Total Corporate Bonds	—	163,013,271	—	163,013,271

Swap Contracts*	$—	$33,242	$—	$33,242

Total	$1,163	$163,046,513	$—	$163,047,676

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stock	Corporate Bond	Total
Balance as of 12/31/15	$4,209	$—	$4,209
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	3,291	—	3,291
Purchases*	—	—	—
Sales	(7,500)	—	(7,500)
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 09/30/16	$—	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 09/30/16	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended September 30, 2016. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund used credit default swap contracts to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Swap contracts, at value.” These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2016 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash fledged for centrally cleared credit default swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Assets:		Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$33,242

Total		$33,242

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments

September 30, 2016 (Unaudited)

Invesco NVIT Comstock Value Fund

Common Stocks 97.5%

	Shares	Market Value
Aerospace & Defense 1.3%
Textron, Inc.	70,421	$2,799,235

Automobiles 1.8%
General Motors Co.	123,033	3,908,758

Banks 18.2%
Bank of America Corp.	435,697	6,818,658
Citigroup, Inc.	221,207	10,447,607
Citizens Financial Group, Inc.	75,147	1,856,882
Fifth Third Bancorp	161,021	3,294,490
JPMorgan Chase & Co.	128,358	8,547,359
PNC Financial Services Group, Inc. (The)	41,782	3,764,140
U.S. Bancorp	21,294	913,300
Wells Fargo & Co.	82,789	3,665,897

		39,308,333

Beverages 0.5%
Coca-Cola Co. (The)	23,169	980,512

Biotechnology 2.6%
AbbVie, Inc.	24,694	1,557,451
Biogen, Inc.*	7,738	2,422,226
Gilead Sciences, Inc.	21,095	1,669,037

		5,648,714

Capital Markets 5.5%
Bank of New York Mellon Corp. (The)	62,255	2,482,729
Goldman Sachs Group, Inc. (The)	12,605	2,032,808
Morgan Stanley	108,125	3,466,488
State Street Corp.	55,477	3,862,864

		11,844,889

Chemicals 0.5%
CF Industries Holdings, Inc.	44,841	1,091,878

Commercial Services & Supplies 1.7%
Tyco International plc	76,564	3,562,523

Communications Equipment 2.6%
Cisco Systems, Inc.	174,910	5,548,145

Consumer Finance 1.4%
Ally Financial, Inc.	155,889	3,035,159

Containers & Packaging 0.8%
International Paper Co.	37,678	1,807,790

Diversified Telecommunication Services 0.9%
Frontier Communications Corp.	444,469	1,848,991

Electric Utilities 0.7%
FirstEnergy Corp.	23,198	767,390
PG&E Corp.	13,788	843,412

		1,610,802

Electrical Equipment 1.1%
Emerson Electric Co.	45,214	2,464,615

Energy Equipment & Services 2.3%
Halliburton Co.	51,979	2,332,818
Weatherford International plc*	447,508	2,514,995

		4,847,813

Food & Staples Retailing 2.1%
CVS Health Corp.	24,529	2,182,836
Wal-Mart Stores, Inc.	33,088	2,386,306

		4,569,142

Food Products 0.3%
Mondelez International, Inc., Class A	15,247	669,343

Health Care Equipment & Supplies 0.9%
Medtronic plc	21,580	1,864,512

Health Care Providers & Services 1.0%
Anthem, Inc.	16,927	2,121,122

Hotels, Restaurants & Leisure 2.7%
Carnival Corp.	119,498	5,833,892

Industrial Conglomerates 1.2%
General Electric Co.	90,210	2,672,020

Insurance 5.6%
Aflac, Inc.	28,998	2,084,086
Allstate Corp. (The)	44,961	3,110,402
American International Group, Inc.	51,367	3,048,118
MetLife, Inc.	85,732	3,809,073

		12,051,679

Internet Software & Services 1.9%
eBay, Inc.*	99,693	3,279,900
Yahoo!, Inc.*	17,082	736,234

		4,016,134

IT Services 0.8%
PayPal Holdings, Inc.*	39,682	1,625,772

Machinery 2.7%
Caterpillar, Inc.	48,432	4,299,308
Ingersoll-Rand plc	21,839	1,483,742

		5,783,050

Media 5.7%
CBS Corp. (Non-Voting), Class B	20,159	1,103,504
Charter Communications, Inc., Class A*	5,986	1,616,040
Comcast Corp., Class A	60,078	3,985,575
Time Warner, Inc.	14,022	1,116,291
Twenty-First Century Fox, Inc., Class B	89,659	2,218,164
Viacom, Inc., Class B	59,739	2,276,056

		12,315,630

Metals & Mining 1.0%
Alcoa, Inc.	210,894	2,138,465

Multiline Retail 1.0%
Target Corp.	32,635	2,241,372

Oil, Gas & Consumable Fuels 14.2%
BP plc,ADR-UK	113,455	3,989,078
Canadian Natural Resources Ltd.	60,675	1,939,639
Chevron Corp.	37,618	3,871,645
Devon Energy Corp.	85,558	3,773,963
Hess Corp.	44,638	2,393,490
Marathon Oil Corp.	80,477	1,272,341
Occidental Petroleum Corp.	27,754	2,023,822
QEP Resources, Inc.	104,198	2,034,987
Royal Dutch Shell plc, Class A, ADR-NL	86,340	4,323,044
Suncor Energy, Inc.	178,593	4,961,313

		30,583,322

Personal Products 0.6%
Unilever NV, ADR-UK	28,317	1,305,414

Pharmaceuticals 6.3%
Merck & Co., Inc.	53,903	3,364,086
Novartis AG REG	34,686	2,737,430
Pfizer, Inc.	131,732	4,461,763
Sanofi, ADR-FR	80,120	3,059,783

		13,623,062

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment 1.6%
Intel Corp.	85,697	$3,235,062
QUALCOMM, Inc.	4,087	279,959

		3,515,021

Software 2.5%
Citrix Systems, Inc.*	7,530	641,707
Microsoft Corp.	61,259	3,528,518
Symantec Corp.	50,919	1,278,067

		5,448,292

Specialty Retail 0.4%
Advance Auto Parts, Inc.	6,194	923,649

Technology Hardware, Storage & Peripherals 2.6%
HP, Inc.	95,192	1,478,332
NetApp, Inc.	112,870	4,043,003

		5,521,335

Wireless Telecommunication Services 0.5%
Vodafone Group plc	352,377	1,010,591

Total Investments (cost $175,297,573) (a) — 97.5%		210,140,976
Other assets in excess of liabilities — 2.5%		5,406,623

NET ASSETS — 100.0%		$215,547,599

*	Denotes a non-income producing security.
(a)	At September 30, 2016, the tax basis cost of the Fund’s investments was $177,782,049, tax unrealized appreciation and depreciation were $41,662,602 and $(9,303,675), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
FR	France
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
plc	Public Limited Company
REG	Registered Shares
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

At September 30, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Deutsche Bank Securities, Inc.	10/21/16	(783,940)	$(1,017,836)	$(1,016,478)	$1,358
British Pound	Canadian Imperial Bank of Commerce	10/21/16	(783,940)	(1,017,429)	(1,016,479)	950
British Pound	Goldman Sachs International	10/21/16	(783,940)	(1,017,215)	(1,016,479)	736
British Pound	Barclays Bank PLC	10/21/16	(783,926)	(1,017,904)	(1,016,460)	1,444
Canadian Dollar	Royal Bank of Canada	10/21/16	(1,808,971)	(1,367,614)	(1,379,034)	(11,420)
Canadian Dollar	Goldman Sachs International	10/21/16	(1,808,971)	(1,369,114)	(1,379,034)	(9,920)
Canadian Dollar	Canadian Imperial Bank of Commerce	10/21/16	(1,808,983)	(1,369,093)	(1,379,043)	(9,950)
Canadian Dollar	Barclays Bank PLC	10/21/16	(1,808,970)	(1,367,924)	(1,379,034)	(11,110)
Euro	Canadian Imperial Bank of Commerce	10/21/16	(1,612,374)	(1,803,344)	(1,812,721)	(9,377)
Euro	Goldman Sachs International	10/21/16	(1,612,347)	(1,803,362)	(1,812,690)	(9,328)
Euro	Barclays Bank PLC	10/21/16	(1,612,374)	(1,803,497)	(1,812,721)	(9,224)
Euro	Royal Bank of Canada	10/21/16	(1,612,374)	(1,803,653)	(1,812,720)	(9,067)
Swiss Franc	Deutsche Bank Securities, Inc.	10/21/16	(579,351)	(593,276)	(596,954)	(3,678)
Swiss Franc	Goldman Sachs International	10/21/16	(579,340)	(592,935)	(596,942)	(4,007)
Swiss Franc	Canadian Imperial Bank of Commerce	10/21/16	(579,340)	(592,978)	(596,941)	(3,963)
Swiss Franc	Royal Bank of Canada	10/21/16	(579,340)	(593,203)	(596,941)	(3,738)

Total Short Contracts				$(19,130,377)	$(19,220,671)	$(90,294)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,799,235	$—	$—	$2,799,235
Automobiles	3,908,758	—	—	3,908,758
Banks	39,308,333	—	—	39,308,333
Beverages	980,512	—	—	980,512
Biotechnology	5,648,714	—	—	5,648,714
Capital Markets	11,844,889	—	—	11,844,889
Chemicals	1,091,878	—	—	1,091,878
Commercial Services & Supplies	3,562,523	—	—	3,562,523
Communications Equipment	5,548,145	—	—	5,548,145
Consumer Finance	3,035,159	—	—	3,035,159
Containers & Packaging	1,807,790	—	—	1,807,790
Diversified Telecommunication Services	1,848,991	—	—	1,848,991
Electric Utilities	1,610,802	—	—	1,610,802
Electrical Equipment	2,464,615	—	—	2,464,615
Energy Equipment & Services	4,847,813	—	—	4,847,813
Food & Staples Retailing	4,569,142	—	—	4,569,142
Food Products	669,343	—	—	669,343
Health Care Equipment & Supplies	1,864,512	—	—	1,864,512
Health Care Providers & Services	2,121,122	—	—	2,121,122
Hotels, Restaurants & Leisure	5,833,892	—	—	5,833,892
Industrial Conglomerates	2,672,020	—	—	2,672,020
Insurance	12,051,679	—	—	12,051,679
Internet Software & Services	4,016,134	—	—	4,016,134

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
IT Services	$1,625,772	$—	$—	$1,625,772
Machinery	5,783,050	—	—	5,783,050
Media	12,315,630	—	—	12,315,630
Metals & Mining	2,138,465	—	—	2,138,465
Multiline Retail	2,241,372	—	—	2,241,372
Oil, Gas & Consumable Fuels	30,583,322	—	—	30,583,322
Personal Products	1,305,414	—	—	1,305,414
Pharmaceuticals	10,885,632	2,737,430	—	13,623,062
Semiconductors & Semiconductor Equipment	3,515,021	—	—	3,515,021
Software	5,448,292	—	—	5,448,292
Specialty Retail	923,649	—	—	923,649
Technology Hardware, Storage & Peripherals	5,521,335	—	—	5,521,335
Wireless Telecommunication Services	—	1,010,591	—	1,010,591

Total Common Stocks	$206,392,955	$3,748,021	$—	$210,140,976

Forward Foreign Currency Contracts	—	4,488	—	4,488

Total Assets	$206,392,955	$3,752,509	$—	$210,145,464

Liabilities:
Forward Foreign Currency Contracts	—	(94,782)	—	(94,782)

Total Liabilities	$—	$(94,782)	$—	$(94,782)

Total	$206,392,955	$3,657,727	$—	$210,050,682

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2016

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$4,488

Total		$4,488

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(94,782)

Total		$(94,782)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2016 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund

Investment Companies 9.7%

	Shares	Market Value
Closed-End Mutual Funds 9.7%
Eaton Vance Limited Duration Income Fund(a)	17,105	$234,510
Prudential Global Short Duration High Yield Fund, Inc.(a)	15,350	231,938
Templeton Emerging Markets Fund(a)	26,690	337,095

Total Investment Companies (cost $770,176)		803,543

Exchange Traded Funds 78.6%

	Shares	Market Value
Commodity 4.8%
iShares Gold Trust*	31,130	395,039

Total Commodity (cost $405,624)		395,039

Equity Funds 52.1%
Alerian MLP ETF(a)	29,980	380,446
Guggenheim S&P 500 Equal Weight ETF(a)	7,455	623,163
Industrial Select Sector SPDR Fund	5,565	324,885
iShares Global Materials ETF	7,990	427,385
iShares Latin America 40 ETF(a)	7,190	201,608
iShares MSCI Europe Small-Cap ETF	8,745	399,559
iShares MSCI Japan Small-Cap ETF	3,265	210,919
iShares MSCI United Kingdom Small-Cap ETF	6,235	226,767
iShares North American Tech ETF	5,055	624,848
PowerShares Aerospace & Defense Portfolio	10,400	403,198
VanEck Vectors Fallen Angel High Yield Bond ETF(a)	14,645	423,680
VelocityShares Daily Inverse VIX Short Term ETN*	2,155	80,726

Total Equity Funds (cost $4,105,389)		4,327,184

Fixed Income Funds 21.7%
iShares 20+ Year Treasury Bond ETF	3,025	415,968
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,340	780,961
PowerShares Fundamental High Yield Corporate Bond Portfolio	31,900	601,953

Total Fixed Income Funds (cost $1,748,032)		1,798,882

Total Exchange Traded Funds (cost $6,259,045)		6,521,105

Securities Lending Reinvestments 19.0%

	Principal Amount	Market Value
Repurchase Agreements 19.0%
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $1,557,789, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $1,588,878.(b)	$1,557,724	$1,557,724
Natixis New York Branch, 0.70%, dated 09/30/16, due 10/03/16, repurchase price $20,001, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.13%, maturing 02/28/17 - 03/16/50; total market value $20,401.(b)	20,000	20,000

Total Securities Lending Reinvestments (cost $1,577,724)		1,577,724

Total Investments (cost $8,606,945) (c) — 107.3%		8,902,372
Liabilities in excess of other assets — (7.3)%		(604,661)

NET ASSETS — 100.0%		$8,297,711

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $1,546,380.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $1,577,724.
(c)	At September 30, 2016, the tax basis cost of the Fund’s investments was $8,607,646, tax unrealized appreciation and depreciation were $311,410 and $(16,684), respectively.

ETF	Exchange Traded Fund
ETN	Exchange Traded Note
VIX	Chicago Board Options Exchange Volatility Index

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$6,521,105	$—	$—	$6,521,105
Investment Companies	803,543	—	—	803,543
Securities Lending Reinvestments	—	1,577,724	—	1,577,724

Total	$7,324,648	$1,577,724	$—	$8,902,372

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund

Investment Companies 100.3%

	Shares	Market Value
Equity Funds 85.4%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	24,310	$446,809
DFA Real Estate Securities Portfolio, Institutional Class	8,653	315,314
DFA U.S. Core Equity 1 Portfolio, Institutional Class	73,338	1,350,158
DFA U.S. Small Cap Portfolio, Institutional Class	20,631	643,495
DFA VA International Small Portfolio*	47,848	573,217
DFA VA International Value Portfolio*	105,309	1,152,083
DFA VA U.S. Large Value Portfolio*	42,565	961,961

Total Equity Funds (cost $5,310,022)		5,443,037

Fixed Income Funds 12.9%
DFA VA Global Bond Portfolio*	40,212	443,944
DFA VA Short-Term Fixed Portfolio*	37,158	380,869

Total Fixed Income Funds (cost $817,070)		824,813

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	126,962	126,962

Total Money Market Fund (cost $126,962)		126,962

Total Investment Companies (cost $6,254,054)		6,394,812

Total Investments (cost $6,254,054) (c) — 100.3%		6,394,812
Liabilities in excess of other assets — (0.3)%		(20,333)

NET ASSETS — 100.0%		$6,374,479

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2016.
(b)	Investment in affiliate.
(c)	At September 30, 2016, the tax basis cost of the Fund’s investments was $6,299,342, tax unrealized appreciation and depreciation were $148,316 and $(52,846), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

Loring Ward NVIT Moderate Fund

Investment Companies 100.2%

	Shares	Market Value
Equity Funds 65.4%
DFA U.S. Core Equity 1 Portfolio, Institutional Class	157,581	$2,901,058
DFA U.S. Small Cap Portfolio, Institutional Class	39,223	1,223,373
DFA VA International Small Portfolio*	114,369	1,370,145
DFA VA International Value Portfolio*	237,844	2,602,013
DFA VA U.S. Large Value Portfolio*	81,572	1,843,523

Total Equity Funds (cost $9,730,151)		9,940,112

Fixed Income Funds 32.8%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	197,258	2,562,388
DFA VA Short-Term Fixed Portfolio*	235,458	2,413,448

Total Fixed Income Funds (cost $4,895,949)		4,975,836

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	301,694	301,694

Total Money Market Fund (cost $301,694)		301,694

Total Investment Companies (cost $14,927,794)		15,217,642

Total Investments (cost $14,927,794) (c) — 100.2%		15,217,642
Liabilities in excess of other assets — (0.2)%		(25,026)

NET ASSETS — 100.0%		$15,192,616

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2016.
(b)	Investment in affiliate.
(c)	At September 30, 2016, the tax basis cost of the Fund’s investments was $14,978,532, tax unrealized appreciation and depreciation were $418,513 and $(179,403), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Loring Ward NVIT Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2016 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 98.7%

	Shares	Market Value
Aerospace & Defense 4.1%
Boeing Co. (The)	24,000	$3,161,760
Raytheon Co.	35,000	4,764,550

		7,926,310

Banks 4.7%
JPMorgan Chase & Co.	136,000	9,056,240

Capital Markets 11.4%
Charles Schwab Corp. (The)	165,000	5,209,050
Goldman Sachs Group, Inc. (The)	53,500	8,627,945
Intercontinental Exchange, Inc.	31,000	8,350,160

		22,187,155

Chemicals 1.9%
Methanex Corp.	105,000	3,746,400

Commercial Services & Supplies 0.9%
Pitney Bowes, Inc.	98,000	1,779,680

Communications Equipment 8.4%
Cisco Systems, Inc.	215,000	6,819,800
Motorola Solutions, Inc.	123,000	9,382,440

		16,202,240

Containers & Packaging 3.1%
Sealed Air Corp.	132,000	6,048,240

Diversified Financial Services 4.6%
Berkshire Hathaway, Inc., Class B*	62,000	8,957,140

Electrical Equipment 1.5%
Rockwell Automation, Inc.	24,000	2,936,160

Energy Equipment & Services 2.7%
Schlumberger Ltd.	66,000	5,190,240

Food & Staples Retailing 2.0%
US Foods Holding Corp.*	166,000	3,919,260

Food Products 1.8%
Mondelez International, Inc., Class A	78,000	3,424,200

Health Care Equipment & Supplies 2.1%
Hill-Rom Holdings, Inc.	65,000	4,028,700

Health Care Providers & Services 10.3%
Aetna, Inc.	30,000	3,463,500
Cardinal Health, Inc.	82,000	6,371,400
HCA Holdings, Inc.*	94,000	7,109,220
Henry Schein, Inc. *	18,500	3,015,130

		19,959,250

Hotels, Restaurants & Leisure 1.2%
Bloomin’ Brands, Inc.	140,000	2,413,600

Industrial Conglomerates 3.1%
3M Co.	34,000	5,991,820

Insurance 1.5%
Chubb Ltd.	23,000	2,889,950

Internet Software & Services 5.1%
Alphabet, Inc., Class C*	10,000	7,772,900
eBay, Inc.*	65,000	2,138,500

		9,911,400

IT Services 2.3%
PayPal Holdings, Inc.*	110,000	4,506,700

Machinery 3.5%
Stanley Black & Decker, Inc.	55,000	6,763,900

Media 2.5%
Omnicom Group, Inc.	20,000	1,700,000
Twenty-First Century Fox, Inc., Class A	130,000	3,148,600

		4,848,600

Oil, Gas & Consumable Fuels 1.9%
EOG Resources, Inc.	39,000	3,771,690

Pharmaceuticals 5.3%
Allergan plc*	16,000	3,684,960
Pfizer, Inc.	195,000	6,604,650

		10,289,610

Road & Rail 1.6%
CSX Corp.	100,000	3,050,000

Software 6.0%
Activision Blizzard, Inc.	106,000	4,695,800
Microsoft Corp.	25,000	1,440,000
Symantec Corp.	220,000	5,522,000

		11,657,800

Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	51,000	5,765,550
NCR Corp.*	135,000	4,345,650

		10,111,200

Total Investments (cost $144,539,016) (a) — 98.7%		191,567,485
Other assets in excess of liabilities — 1.3%		2,509,958

NET ASSETS — 100.0%		$194,077,443

*	Denotes a non-income producing security.
(a)	At September 30, 2016, the tax basis cost of the Fund’s investments was $144,683,911, tax unrealized appreciation and depreciation were $50,056,175 and $(3,172,601), respectively.

Ltd.	Limited
plc	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2016 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 98.7%

	Shares	Market Value
Airlines 2.0%
Ryanair Holdings plc, ADR-IE	35,450	$2,659,814

Auto Components 3.4%
BorgWarner, Inc.	70,262	2,471,817
Delphi Automotive plc	27,488	1,960,444

		4,432,261

Banks 4.4%
JPMorgan Chase & Co.	35,239	2,346,565
U.S. Bancorp	77,909	3,341,517

		5,688,082

Capital Markets 2.8%
Intercontinental Exchange, Inc.	13,688	3,687,000

Chemicals 1.1%
Praxair, Inc.	11,364	1,373,112

Communications Equipment 3.2%
Motorola Solutions, Inc.	27,427	2,092,131
NetScout Systems, Inc.*	69,211	2,024,422

		4,116,553

Consumer Finance 2.8%
American Express Co.	55,787	3,572,599

Diversified Telecommunication Services 2.9%
Level 3 Communications, Inc.*	82,275	3,815,915

Electric Utilities 2.0%
Eversource Energy	47,504	2,573,767

Energy Equipment & Services 3.9%
Schlumberger Ltd.	64,446	5,068,033

Equity Real Estate Investment Trusts (REITs) 1.8%
Weyerhaeuser Co.	72,420	2,313,095

Food & Staples Retailing 1.9%
Kroger Co. (The)	82,812	2,457,860

Health Care Equipment & Supplies 13.2%
Abbott Laboratories	92,620	3,916,900
Becton Dickinson and Co.	30,988	5,569,473
Danaher Corp.	51,497	4,036,850
Medtronic plc	41,785	3,610,224

		17,133,447

Health Care Providers & Services 1.3%
Premier, Inc., Class A*	53,283	1,723,172

Household Durables 4.6%
Newell Brands, Inc.	113,366	5,969,854

Industrial Conglomerates 2.1%
3M Co.	15,832	2,790,073

Insurance 4.3%
Progressive Corp. (The)	177,910	5,604,165

Internet Software & Services 5.5%
Alphabet, Inc., Class A*	4,049	3,255,639
eBay, Inc. *	119,727	3,939,018

		7,194,657

IT Services 4.8%
Alliance Data Systems Corp.*	15,760	3,380,993
MasterCard, Inc., Class A	27,577	2,806,511

		6,187,504

Machinery 1.2%
Fortive Corp.	29,389	1,495,900

Oil, Gas & Consumable Fuels 4.6%
Cimarex Energy Co.	14,659	1,969,730
Noble Energy, Inc.	111,402	3,981,507

		5,951,237

Personal Products 4.0%
Unilever NV, NYRS-UK	113,078	5,212,896

Pharmaceuticals 2.2%
Roche Holding AG, ADR-CH	93,846	2,906,411

Professional Services 3.2%
ManpowerGroup, Inc.	25,320	1,829,623
Robert Half International, Inc.	62,366	2,361,177

		4,190,800

Road & Rail 1.8%
J.B. Hunt Transport Services, Inc.	28,016	2,273,218

Semiconductors & Semiconductor Equipment 5.0%
Texas Instruments, Inc.	92,957	6,523,722

Software 2.9%
Intuit, Inc.	34,768	3,824,828

Textiles, Apparel & Luxury Goods 1.1%
Gildan Activewear, Inc.	52,962	1,480,288

Trading Companies & Distributors 4.7%
NOW, Inc.*	65,053	1,394,086
W.W. Grainger, Inc.	21,075	4,738,503

		6,132,589

Total Investments (cost $103,109,733) (a) — 98.7%		128,352,852
Other assets in excess of liabilities — 1.3%		1,697,578

NET ASSETS — 100.0%		$130,050,430

*	Denotes a non-income producing security.
(a)	At September 30, 2016, the tax basis cost of the Fund’s investments was $103,169,396, tax unrealized appreciation and depreciation were $28,924,233 and $(3,740,777), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
IE	Ireland
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares
plc	Public Limited Company
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.4%

	Principal Amount	Market Value
Airlines 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	$399,557	$434,518
Continental Airlines Pass Through Trust, Series 2012-1, Class A, 4.15%, 04/11/24	298,320	318,457
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	451,078	491,675

		1,244,650

Automobiles 0.1%
Hyundai Auto Receivables Trust, Series 2015-B, Class A3, 1.12%, 11/15/19	2,500,000	2,502,103

Credit Card 0.2%
Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A1, 1.39%, 01/15/21	1,750,000	1,757,949
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	1,750,000	1,779,236
Synchrony Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 03/15/21	1,250,000	1,251,441

		4,788,626

Electric Utilities 0.0%†
Florida Power & Light Co., 3.13%, 12/01/25	500,000	534,808

Total Asset-Backed Securities (cost $8,896,708)		9,070,187

Collateralized Mortgage Obligations 0.6%

	Principal Amount	Market Value
FHLMC Multifamily Structured Pass Through Certificates Series K003, Class A5, 5.09%, 03/25/19	400,000	432,938
Series K004, Class A1, 3.41%, 05/25/19	429,096	441,528
Series K006, Class A1, 3.40%, 07/25/19	322,151	330,396
Series K008, Class A1, 2.75%, 12/25/19	60,932	61,846
Series K006, Class A2, 4.25%, 01/25/20	200,000	216,560
Series K713, Class A2, 2.31%, 03/25/20	1,000,000	1,029,328
Series K014, Class A1, 2.79%, 10/25/20	123,314	126,248
Series K013, Class A2, 3.97%, 01/25/21	500,000	548,321
Series K020, Class A2, 2.37%, 05/25/22	1,500,000	1,557,123
Series K024, Class A2, 2.57%, 09/25/22	100,000	104,864
Series K026, Class A2, 2.51%, 11/25/22	900,000	939,603
Series K031, Class A2, 3.30%, 04/25/23(a)	400,000	436,708
Series K033, Class A2, 3.06%, 07/25/23(a)	950,000	1,023,348
Series K034, Class A2, 3.53%, 07/25/23(a)	5,400,000	5,977,764
Series K038, Class A1, 2.60%, 10/25/23	303,669	314,658
Series K037, Class A2, 3.49%, 01/25/24	800,000	885,838

Total Collateralized Mortgage Obligations (cost $14,021,128)		14,427,071

Commercial Mortgage-Backed Securities 0.9%

	Principal Amount	Market Value
Citigroup Commercial Mortgage Trust Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500,000	1,636,606
Series 2016-P5, Class A4, 2.94%, 10/10/49	600,000	617,979
COMM Mortgage Trust Series 2013-CR8, Class A5, 3.61%, 06/10/46(a)	1,000,000	1,084,388
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	1,500,000	1,652,856
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	1,500,000	1,639,778
Series 2015-DC1, Class A5, 3.35%, 02/10/48	1,000,000	1,058,231
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,000,000	1,099,567
FNMA-ACES Series 2013-M6, Class 1AC, 4.10%, 02/25/43(a)	250,000	274,794
Series 2014-M6, Class A2, 2.68%, 05/25/21(a)	250,000	261,289
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 05/10/50	1,500,000	1,600,279
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 05/10/45	2,500,000	2,675,081
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/15/47	1,000,000	1,091,275
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 08/15/46	853,389	934,547
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, 05/15/48	1,000,000	1,094,248
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 05/15/48	1,500,000	1,610,542
WF-RBS Commercial Mortgage Trust Series 2013-C14, Class A5, 3.34%, 06/15/46	1,750,000	1,863,149
Series 2013-C15, Class A4, 4.15%, 08/15/46(a)	1,175,000	1,310,378

Total Commercial Mortgage-Backed Securities (cost $20,693,584)		21,504,987

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds 26.4%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
Boeing Co. (The), 4.88%, 02/15/20	$500,000	$560,293
2.25%, 06/15/26	500,000	498,091
3.30%, 03/01/35	130,000	132,174
General Dynamics Corp., 1.00%, 11/15/17	500,000	500,053
3.88%, 07/15/21	100,000	109,827
L-3 Communications Corp., 5.20%, 10/15/19	500,000	547,494
3.95%, 05/28/24	257,000	273,501
Lockheed Martin Corp., 2.90%, 03/01/25	500,000	515,622
3.55%, 01/15/26	250,000	270,147
3.60%, 03/01/35	110,000	112,751
4.07%, 12/15/42	393,000	420,993
4.70%, 05/15/46	250,000	297,031
Northrop Grumman Corp., 3.50%, 03/15/21	500,000	534,532
4.75%, 06/01/43	250,000	295,371
Precision Castparts Corp., 1.25%, 01/15/18	200,000	200,170
4.20%, 06/15/35	500,000	566,014
Raytheon Co., 6.40%, 12/15/18	206,000	229,377
3.13%, 10/15/20	250,000	265,188
3.15%, 12/15/24	145,000	155,945
4.70%, 12/15/41	150,000	181,398
Textron, Inc., 4.30%, 03/01/24	250,000	268,675
United Technologies Corp., 4.50%, 04/15/20	250,000	276,356
6.13%, 07/15/38	400,000	543,997
4.50%, 06/01/42	500,000	579,109
4.15%, 05/15/45	550,000	608,791

		8,942,900

Air Freight & Logistics 0.1%
FedEx Corp., 3.25%, 04/01/26(b)	85,000	89,644
3.90%, 02/01/35	380,000	391,019
3.88%, 08/01/42	50,000	50,489
4.55%, 04/01/46	500,000	555,391
United Parcel Service of America, Inc., 8.38%, 04/01/20	118,000	145,347
8.37%, 04/01/30(c)	177,000	262,746
United Parcel Service, Inc., 3.13%, 01/15/21	500,000	534,043
6.20%, 01/15/38	295,000	420,907

		2,449,586

Auto Components 0.0%†
BorgWarner, Inc., 3.38%, 03/15/25(b)	135,000	138,093
Delphi Corp., 4.15%, 03/15/24	475,000	509,900

		647,993

Automobiles 0.1%
Daimler Finance North America LLC, 8.50%, 01/18/31	250,000	406,540
Ford Motor Co., 7.45%, 07/16/31	500,000	661,348
4.75%, 01/15/43	350,000	362,600
General Motors Co., 5.20%, 04/01/45	500,000	520,090
6.75%, 04/01/46	35,000	43,878

		1,994,456

Banks 4.1%
Australia & New Zealand Banking Group Ltd., 1.50%, 01/16/18	500,000	501,043
Bank of America Corp., 2.00%, 01/11/18	600,000	602,762
Series L, 5.65%, 05/01/18	3,200,000	3,394,454
Series L, 2.60%, 01/15/19	500,000	509,759
Series L, 2.65%, 04/01/19	500,000	510,931
Series L, 2.25%, 04/21/20	1,000,000	1,006,885
5.63%, 07/01/20	1,000,000	1,122,559
5.00%, 05/13/21	700,000	782,523
5.70%, 01/24/22	750,000	872,416
3.30%, 01/11/23	500,000	517,584
4.10%, 07/24/23	250,000	270,270
4.00%, 04/01/24	350,000	377,164
Series L, 3.95%, 04/21/25	310,000	320,913
3.88%, 08/01/25	250,000	267,079
4.45%, 03/03/26	125,000	134,151
3.50%, 04/19/26	290,000	301,371
4.25%, 10/22/26	435,000	461,508
5.88%, 02/07/42	250,000	325,926
5.00%, 01/21/44	350,000	412,035
Series L, 4.75%, 04/21/45	750,000	800,604
Bank of Montreal, 1.45%, 04/09/18	750,000	750,022
1.40%, 04/10/18	1,325,000	1,326,276
Bank of Nova Scotia (The), 1.45%, 04/25/18	500,000	500,969
1.70%, 06/11/18	500,000	502,265
2.80%, 07/21/21	500,000	520,804
Barclays Bank plc, 5.14%, 10/14/20	250,000	270,707
Barclays plc, 2.00%, 03/16/18	500,000	500,703
3.25%, 01/12/21	1,000,000	1,016,368
3.65%, 03/16/25	360,000	355,181
5.20%, 05/12/26	500,000	514,974
5.25%, 08/17/45	205,000	229,199
BB&T Corp., 2.05%, 06/19/18	750,000	757,653
2.45%, 01/15/20	500,000	511,667
BNP Paribas SA, 2.70%, 08/20/18	250,000	254,682
2.38%, 05/21/20	1,000,000	1,015,583
5.00%, 01/15/21	250,000	279,723
Branch Banking & Trust Co., 1.35%, 10/01/17	500,000	500,168
3.63%, 09/16/25	250,000	268,144
Capital One NA, 1.50%, 03/22/18	300,000	299,350
2.40%, 09/05/19	500,000	507,907
Citigroup, Inc., 1.70%, 04/27/18	1,000,000	1,001,084
1.75%, 05/01/18	1,000,000	1,001,444
2.05%, 12/07/18	1,000,000	1,007,572
2.50%, 07/29/19	500,000	510,175
4.50%, 01/14/22	650,000	717,884
3.88%, 10/25/23	750,000	804,503
3.75%, 06/16/24(b)	500,000	531,696
3.30%, 04/27/25	560,000	576,027
4.60%, 03/09/26	350,000	373,789
3.40%, 05/01/26	500,000	516,590
4.30%, 11/20/26	500,000	524,394
4.45%, 09/29/27	500,000	523,237
6.63%, 06/15/32	333,000	412,087
8.13%, 07/15/39	350,000	550,246
6.68%, 09/13/43	250,000	328,960
Commonwealth Bank of Australia, 2.50%, 09/20/18	500,000	510,094
2.30%, 03/12/20	500,000	508,420
Compass Bank, 3.88%, 04/10/25	500,000	489,095
Cooperatieve Rabobank UA, 1.70%, 03/19/18	750,000	753,693
4.63%, 12/01/23	250,000	269,976
3.38%, 05/21/25	500,000	530,285
5.25%, 05/24/41	175,000	215,524
5.75%, 12/01/43	250,000	299,304
5.25%, 08/04/45	250,000	285,240

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20	$1,000,000	$1,003,640
3.13%, 12/10/20	500,000	506,548
3.80%, 09/15/22	440,000	449,497
3.75%, 03/26/25	390,000	387,481
4.55%, 04/17/26(d)	500,000	524,992
Discover Bank, 4.20%, 08/08/23	500,000	538,106
Fifth Third Bancorp, 2.88%, 07/27/20	500,000	518,375
3.50%, 03/15/22	700,000	741,075
Fifth Third Bank, 1.63%, 09/27/19	750,000	749,573
HSBC Bank USA NA, 5.63%, 08/15/35	250,000	295,620
HSBC Holdings plc, 5.10%, 04/05/21	500,000	552,761
4.25%, 03/14/24	500,000	515,746
4.30%, 03/08/26	500,000	535,829
3.90%, 05/25/26	500,000	518,013
6.50%, 05/02/36	400,000	508,460
6.50%, 09/15/37	600,000	768,553
5.25%, 03/14/44	250,000	281,379
Huntington Bancshares, Inc., 3.15%, 03/14/21	395,000	409,477
Huntington National Bank (The), 2.20%, 11/06/18	750,000	759,365
Intesa Sanpaolo SpA, 3.88%, 01/16/18	500,000	509,841
JPMorgan Chase & Co., 1.80%, 01/25/18	1,000,000	1,004,073
2.25%, 01/23/20	500,000	506,569
2.75%, 06/23/20	500,000	514,526
4.25%, 10/15/20	350,000	379,378
2.55%, 10/29/20	500,000	509,274
2.55%, 03/01/21	500,000	509,175
4.63%, 05/10/21	500,000	553,716
2.30%, 08/15/21	1,000,000	1,002,175
3.38%, 05/01/23(b)	250,000	256,859
3.88%, 09/10/24	1,000,000	1,052,774
3.13%, 01/23/25	1,000,000	1,022,094
3.30%, 04/01/26	500,000	514,523
4.25%, 10/01/27(b)	500,000	536,470
5.60%, 07/15/41	400,000	512,083
5.40%, 01/06/42	500,000	625,476
4.85%, 02/01/44(b)	500,000	603,607
KeyBank NA, 2.50%, 12/15/19	250,000	256,376
6.95%, 02/01/28	225,000	293,522
KeyCorp, 2.30%, 12/13/18	500,000	507,856
Landwirtschaftliche Rentenbank, 1.00%, 04/04/18	1,000,000	1,001,249
Lloyds Bank plc, 2.30%, 11/27/18	750,000	758,155
2.40%, 03/17/20	500,000	507,423
Lloyds Banking Group plc, 4.50%, 11/04/24(b)	205,000	212,249
4.58%, 12/10/25(d)	350,000	357,129
4.65%, 03/24/26	500,000	514,493
Manufacturers & Traders Trust Co., 1.45%, 03/07/18	500,000	499,904
Mitsubishi UFJ Financial Group, Inc., 3.85%, 03/01/26	750,000	813,477
MUFG Americas Holdings Corp., 3.00%, 02/10/25	500,000	509,825
National Australia Bank Ltd., 2.00%, 01/14/19	1,000,000	1,009,602
2.50%, 07/12/26	750,000	736,900
PNC Bank NA, 1.80%, 11/05/18	1,000,000	1,008,520
2.95%, 01/30/23	250,000	257,377
3.80%, 07/25/23	500,000	541,332
2.95%, 02/23/25	500,000	515,152
PNC Financial Services Group, Inc. (The), 5.13%, 02/08/20	500,000	555,455
Regions Bank, 2.25%, 09/14/18	500,000	504,003
Royal Bank of Canada, 1.40%, 10/13/17	670,000	670,355
2.20%, 07/27/18	500,000	507,036
2.15%, 03/06/20	500,000	507,436
2.50%, 01/19/21	500,000	516,038
Royal Bank of Scotland Group plc, 3.88%, 09/12/23	365,000	359,157
4.80%, 04/05/26	500,000	514,214
Santander Holdings USA, Inc., 3.45%, 08/27/18	250,000	256,282
2.65%, 04/17/20	1,300,000	1,307,814
Santander UK Group Holdings plc, 2.88%, 10/16/20	210,000	211,593
Santander UK plc, 2.38%, 03/16/20	500,000	504,601
4.00%, 03/13/24	500,000	544,939
Societe Generale SA, 2.75%, 10/12/17	250,000	253,113
Sumitomo Mitsui Banking Corp., 2.45%, 01/10/19	1,000,000	1,017,108
2.45%, 01/16/20	500,000	509,045
Sumitomo Mitsui Financial Group, Inc., 2.93%, 03/09/21	500,000	513,884
2.63%, 07/14/26	750,000	740,330
Svenska Handelsbanken AB, 2.50%, 01/25/19	500,000	511,243
Toronto-Dominion Bank(The), 1.40%, 04/30/18	750,000	750,226
2.50%, 12/14/20	750,000	771,230
U.S. Bancorp, 1.95%, 11/15/18	500,000	506,351
4.13%, 05/24/21	150,000	166,236
U.S. Bank NA, 2.80%, 01/27/25	1,000,000	1,033,296
Wells Fargo & Co., 1.50%, 01/16/18	750,000	750,955
2.15%, 01/15/19	500,000	506,207
Series N, 2.15%, 01/30/20	2,000,000	2,014,554
3.30%, 09/09/24	1,000,000	1,045,197
3.00%, 02/19/25	825,000	837,789
3.00%, 04/22/26	500,000	504,701
4.30%, 07/22/27	395,000	425,707
5.38%, 02/07/35	457,000	556,488
5.38%, 11/02/43	250,000	290,238
5.61%, 01/15/44	388,000	463,505
3.90%, 05/01/45	250,000	257,205
4.90%, 11/17/45	500,000	550,505
4.40%, 06/14/46	350,000	356,317
Wells Fargo Capital X, 5.95%, 12/15/36	275,000	301,813
Westpac Banking Corp., 1.60%, 01/12/18	500,000	501,683
1.55%, 05/25/18	500,000	501,165
2.25%, 01/17/19(b)	750,000	761,810
2.10%, 05/13/21	500,000	502,825
2.85%, 05/13/26	500,000	505,111

		94,458,005

Beverages 0.7%
Anheuser-Busch Cos. LLC, 5.00%, 03/01/19	236,000	255,740
5.75%, 04/01/36	324,000	418,001
6.00%, 11/01/41	147,000	191,203
Anheuser-Busch InBev Finance, Inc., 2.65%, 02/01/21	1,320,000	1,362,103
3.70%, 02/01/24(b)	1,000,000	1,080,692
3.65%, 02/01/26	1,500,000	1,611,000
4.70%, 02/01/36	500,000	574,887
4.63%, 02/01/44	650,000	745,644
4.90%, 02/01/46	1,370,000	1,630,000
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 04/15/20	275,000	305,593

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc., (continued)
4.38%, 02/15/21	$150,000	$165,176
Coca-Cola Co. (The), 1.15%, 04/01/18	500,000	500,529
3.15%, 11/15/20	200,000	214,620
3.20%, 11/01/23	550,000	591,585
Diageo Capital plc, 1.13%, 04/29/18	750,000	748,630
4.83%, 07/15/20	600,000	670,518
2.63%, 04/29/23	500,000	514,701
Dr Pepper Snapple Group, Inc., 2.70%, 11/15/22	250,000	256,198
Molson Coors Brewing Co., 3.00%, 07/15/26	190,000	191,316
5.00%, 05/01/42	250,000	289,547
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	606,000	880,180
PepsiCo, Inc., 7.90%, 11/01/18	700,000	793,962
2.25%, 01/07/19	500,000	511,598
1.85%, 04/30/20	500,000	507,642
3.13%, 11/01/20	300,000	318,880
2.85%, 02/24/26	150,000	157,193
5.50%, 01/15/40	250,000	329,938
4.25%, 10/22/44	500,000	570,637

		16,387,713

Biotechnology 0.6%
AbbVie, Inc., 1.80%, 05/14/18	500,000	502,042
2.00%, 11/06/18	1,800,000	1,818,435
3.20%, 05/14/26	870,000	880,748
4.50%, 05/14/35	1,085,000	1,156,302
4.30%, 05/14/36	250,000	259,440
4.40%, 11/06/42	125,000	130,068
Amgen, Inc., 3.45%, 10/01/20	600,000	635,136
4.56%, 06/15/48(d)	774,000	826,227
4.66%, 06/15/51(d)	1,018,000	1,088,035
Baxalta, Inc., 2.88%, 06/23/20	250,000	256,373
4.00%, 06/23/25	200,000	213,453
Biogen, Inc., 3.63%, 09/15/22	1,000,000	1,071,095
4.05%, 09/15/25	195,000	212,306
Celgene Corp., 3.95%, 10/15/20	400,000	430,592
3.25%, 08/15/22	300,000	314,869
3.88%, 08/15/25(b)	500,000	534,605
4.63%, 05/15/44	500,000	527,040
Gilead Sciences, Inc., 4.50%, 04/01/21	200,000	222,015
3.70%, 04/01/24	1,000,000	1,076,525
3.50%, 02/01/25	240,000	254,214
3.65%, 03/01/26	145,000	156,067
4.50%, 02/01/45	500,000	533,931
4.75%, 03/01/46	500,000	558,776

		13,658,294

Building Products 0.1%
Johnson Controls, Inc., 4.25%, 03/01/21	150,000	161,232
3.75%, 12/01/21	600,000	647,482
4.63%, 07/02/44	350,000	388,227
Owens Corning, 4.20%, 12/15/22	250,000	268,586

		1,465,527

Capital Markets 1.5%
Ameriprise Financial, Inc., 5.30%, 03/15/20	150,000	167,065
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	93,362
Bank of New York Mellon Corp. (The), 1.30%, 01/25/18	500,000	501,109
2.60%, 08/17/20	395,000	408,510
3.25%, 09/11/24	750,000	797,747
Series G, 3.00%, 02/24/25	205,000	213,314
Brookfield Finance, Inc., 4.25%, 06/02/26	500,000	516,404
Charles Schwab Corp. (The), 2.20%, 07/25/18	200,000	203,398
CME Group, Inc., 3.00%, 03/15/25	500,000	524,732
Credit Suisse AG, 2.30%, 05/28/19	600,000	607,475
4.38%, 08/05/20	400,000	431,876
3.63%, 09/09/24	500,000	521,828
Credit Suisse USA, Inc., 7.13%, 07/15/32	55,000	75,086
Deutsche Bank AG, 1.88%, 02/13/18	300,000	291,220
2.50%, 02/13/19	450,000	436,667
3.70%, 05/30/24	470,000	450,069
Franklin Resources, Inc., 2.80%, 09/15/22	500,000	521,845
Goldman Sachs Group, Inc. (The), 2.38%, 01/22/18	1,500,000	1,516,578
2.90%, 07/19/18	500,000	511,846
2.88%, 02/25/21	750,000	769,232
5.25%, 07/27/21	500,000	564,480
5.75%, 01/24/22	500,000	580,770
3.63%, 01/22/23	750,000	792,410
3.85%, 07/08/24	385,000	408,770
3.75%, 05/22/25	500,000	525,034
6.13%, 02/15/33	900,000	1,134,077
6.45%, 05/01/36	750,000	926,821
6.75%, 10/01/37	500,000	636,655
4.80%, 07/08/44	500,000	562,354
4.75%, 10/21/45	350,000	392,789
Intercontinental Exchange, Inc., 4.00%, 10/15/23	500,000	549,312
3.75%, 12/01/25	160,000	173,232
Jefferies Group LLC, 5.13%, 04/13/18	500,000	522,007
5.13%, 01/20/23	250,000	266,348
Legg Mason, Inc., 4.75%, 03/15/26(b)	500,000	540,247
Moody’s Corp., 2.75%, 07/15/19	500,000	514,325
4.50%, 09/01/22	150,000	167,019
Morgan Stanley, 1.88%, 01/05/18	500,000	502,042
2.50%, 01/24/19	650,000	662,323
7.30%, 05/13/19	700,000	795,553
2.38%, 07/23/19	1,000,000	1,017,387
2.65%, 01/27/20	750,000	766,397
2.80%, 06/16/20(b)	455,000	466,770
5.75%, 01/25/21	300,000	341,980
5.50%, 07/28/21	250,000	285,132
4.88%, 11/01/22	500,000	551,481
4.10%, 05/22/23	650,000	687,220
Series F, 3.88%, 04/29/24	625,000	668,431
4.00%, 07/23/25	215,000	231,202
3.13%, 07/27/26	500,000	502,990
4.35%, 09/08/26	500,000	533,801
3.95%, 04/23/27	1,500,000	1,557,974
7.25%, 04/01/32	324,000	449,519
S&P Global, Inc., 4.40%, 02/15/26	500,000	558,718
State Street Corp., 3.70%, 11/20/23	500,000	547,640
3.30%, 12/16/24	310,000	330,906
TD Ameritrade Holding Corp., 2.95%, 04/01/22	500,000	521,005
Thomson Reuters Corp., 6.50%, 07/15/18	100,000	108,439
4.30%, 11/23/23	500,000	545,018
3.35%, 05/15/26	280,000	287,397

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets (continued)
UBS AG, 1.80%, 03/26/18	$1,500,000	$1,502,985
2.35%, 03/26/20	500,000	509,998

		33,748,321

Chemicals 0.5%
Agrium, Inc., 3.15%, 10/01/22	50,000	51,907
6.13%, 01/15/41	150,000	180,419
5.25%, 01/15/45	350,000	389,245
CF Industries, Inc., 3.45%, 06/01/23(b)	550,000	554,137
5.15%, 03/15/34	250,000	251,818
Dow Chemical Co. (The), 4.25%, 11/15/20	324,000	351,424
4.13%, 11/15/21	650,000	711,233
3.50%, 10/01/24	500,000	528,097
9.40%, 05/15/39	260,000	424,930
E.I. du Pont de Nemours & Co., 2.80%, 02/15/23	250,000	255,563
4.90%, 01/15/41	300,000	336,385
Eastman Chemical Co., 3.60%, 08/15/22	100,000	106,108
4.65%, 10/15/44	350,000	357,086
Ecolab, Inc., 2.25%, 01/12/20	265,000	269,958
4.35%, 12/08/21	150,000	168,406
3.25%, 01/14/23	500,000	520,797
Lubrizol Corp., 6.50%, 10/01/34	147,000	199,836
LyondellBasell Industries NV, 5.00%, 04/15/19	500,000	536,641
6.00%, 11/15/21	500,000	585,008
4.63%, 02/26/55	250,000	247,654
Monsanto Co., 2.13%, 07/15/19	500,000	506,489
4.20%, 07/15/34	135,000	137,086
3.95%, 04/15/45	300,000	293,183
Mosaic Co. (The), 3.75%, 11/15/21	250,000	264,295
4.25%, 11/15/23(b)	250,000	265,859
Potash Corp. of Saskatchewan, Inc., 3.00%, 04/01/25	500,000	501,648
PPG Industries, Inc., 3.60%, 11/15/20(b)	500,000	529,459
Praxair, Inc., 4.05%, 03/15/21	200,000	220,322
3.00%, 09/01/21	450,000	477,815
3.20%, 01/30/26	500,000	535,184
RPM International, Inc., 3.45%, 11/15/22	350,000	358,480

		11,116,472

Commercial Services & Supplies 0.1%
Massachusetts Institute of Technology, 5.60%, 07/01/11	100,000	138,227
4.68%, 07/01/14	75,000	88,151
Northwestern University, 3.87%, 12/01/48	200,000	225,157
Pitney Bowes, Inc., 4.75%, 05/15/18	88,000	91,162
Republic Services, Inc., 5.25%, 11/15/21	800,000	922,562
3.20%, 03/15/25	500,000	523,322
Waste Management, Inc., 3.50%, 05/15/24	500,000	539,074
3.90%, 03/01/35	130,000	138,612

		2,666,267

Communications Equipment 0.2%
Cisco Systems, Inc., 4.95%, 02/15/19	200,000	216,898
2.13%, 03/01/19	750,000	764,671
3.50%, 06/15/25(b)	400,000	442,702
5.90%, 02/15/39	500,000	669,809
Harris Corp., 2.70%, 04/27/20	1,000,000	1,018,690
4.85%, 04/27/35	90,000	98,863
Motorola Solutions, Inc., 4.00%, 09/01/24(b)	500,000	505,716
7.50%, 05/15/25	206,000	249,217
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	250,000	269,169

		4,235,735

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	114,262

Consumer Finance 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.25%, 07/01/20	1,000,000	1,037,500
American Express Co., 1.55%, 05/22/18	750,000	751,396
3.63%, 12/05/24	500,000	520,325
American Express Credit Corp., 2.38%, 05/26/20	1,000,000	1,022,760
Capital One Financial Corp., 4.75%, 07/15/21	300,000	333,838
3.75%, 04/24/24	700,000	743,177
Caterpillar Financial Services Corp., 2.10%, 06/09/19	1,000,000	1,017,498
2.85%, 06/01/22	500,000	524,968
3.25%, 12/01/24(b)	500,000	532,180
Ford Motor Credit Co. LLC, 2.24%, 06/15/18	500,000	503,993
2.38%, 03/12/19	750,000	759,088
3.20%, 01/15/21	500,000	513,311
3.66%, 09/08/24	500,000	515,293
4.39%, 01/08/26	200,000	213,369
General Motors Financial Co., Inc., 3.15%, 01/15/20	1,080,000	1,100,480
3.70%, 11/24/20	500,000	520,316
4.38%, 09/25/21	500,000	534,025
5.25%, 03/01/26	1,055,000	1,158,690
HSBC Finance Corp., 6.68%, 01/15/21	1,395,000	1,604,611
HSBC USA, Inc., 2.63%, 09/24/18	500,000	508,842
2.38%, 11/13/19(b)	500,000	506,144
3.50%, 06/23/24(b)	500,000	520,336
John Deere Capital Corp., 1.30%, 03/12/18	750,000	751,034
1.95%, 12/13/18	1,000,000	1,016,947
Synchrony Financial, 4.25%, 08/15/24	350,000	367,471
4.50%, 07/23/25	375,000	396,282
Toyota Motor Credit Corp., 2.00%, 10/24/18	500,000	507,317
2.10%, 01/17/19	650,000	660,925
2.13%, 07/18/19	500,000	509,242
2.15%, 03/12/20	500,000	510,580
3.30%, 01/12/22	500,000	537,937

		20,699,875

Containers & Packaging 0.1%
International Paper Co., 3.80%, 01/15/26	500,000	531,284
6.00%, 11/15/41	750,000	886,844
Packaging Corp. of America, 4.50%, 11/01/23	250,000	274,433

		1,692,561

Diversified Financial Services 0.6%
AXA Financial, Inc., 7.00%, 04/01/28	133,000	174,125
Bank One Corp., 8.00%, 04/29/27	290,000	395,378

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
Bear Stearns Cos. LLC (The), 4.65%, 07/02/18	$354,000	$373,194
Berkshire Hathaway, Inc., 3.40%, 01/31/22	500,000	541,496
4.50%, 02/11/43	250,000	289,616
Block Financial LLC, 5.50%, 11/01/22	250,000	271,342
Boeing Capital Corp., 4.70%, 10/27/19	250,000	275,290
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	899,000	923,353
3.37%, 11/15/25	748,000	809,349
4.42%, 11/15/35	1,733,000	1,945,058
JPMorgan Chase Bank NA, 6.00%, 10/01/17	1,000,000	1,042,919
Leucadia National Corp., 5.50%, 10/18/23	250,000	261,704
National Rural Utilities Cooperative Finance Corp., 5.45%, 04/10/17	850,000	869,385
Series C, 8.00%, 03/01/32	159,000	238,606
Shell International Finance BV, 1.90%, 08/10/18	600,000	608,348
2.00%, 11/15/18	750,000	759,356
2.13%, 05/11/20	500,000	507,545
2.25%, 11/10/20	240,000	244,511
3.40%, 08/12/23	1,000,000	1,067,228
2.88%, 05/10/26	500,000	507,473
4.13%, 05/11/35	500,000	536,299
6.38%, 12/15/38	250,000	340,030
4.55%, 08/12/43	500,000	551,504
3.75%, 09/12/46	250,000	246,808
Voya Financial, Inc., 2.90%, 02/15/18	382,000	389,171
3.65%, 06/15/26	250,000	248,876

		14,417,964

Diversified Telecommunication Services 1.1%
AT&T, Inc., 2.38%, 11/27/18	425,000	433,002
2.45%, 06/30/20	500,000	509,237
4.60%, 02/15/21	250,000	274,261
3.80%, 03/15/22	750,000	803,317
3.00%, 06/30/22	500,000	514,054
4.45%, 04/01/24	500,000	549,576
3.95%, 01/15/25	500,000	530,754
3.40%, 05/15/25	1,000,000	1,027,408
4.13%, 02/17/26	1,000,000	1,080,601
4.50%, 05/15/35	310,000	325,714
6.30%, 01/15/38	250,000	312,044
5.35%, 09/01/40	395,000	442,461
5.55%, 08/15/41	400,000	456,556
5.15%, 03/15/42	150,000	162,757
4.30%, 12/15/42	603,000	594,766
4.80%, 06/15/44	500,000	524,860
4.35%, 06/15/45	173,000	170,414
4.75%, 05/15/46	500,000	523,228
4.50%, 03/09/48(d)	866,000	870,535
British Telecommunications plc, 5.95%, 01/15/18	750,000	793,438
2.35%, 02/14/19	250,000	254,756
9.38%, 12/15/30	250,000	404,714
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	250,000	267,397
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	619,000	962,171
GTE Corp., 6.94%, 04/15/28	147,000	192,225
Orange SA, 9.00%, 03/01/31	407,000	649,367
5.38%, 01/13/42	250,000	302,656
Qwest Corp., 6.75%, 12/01/21(b)	250,000	278,438
Telefonica Emisiones SAU, 5.46%, 02/16/21	250,000	283,889
4.57%, 04/27/23	1,050,000	1,167,747
Verizon Communications, Inc., 2.63%, 02/21/20	750,000	771,308
4.60%, 04/01/21	500,000	556,340
2.45%, 11/01/22(b)	500,000	507,800
5.15%, 09/15/23	1,000,000	1,164,927
4.15%, 03/15/24	1,000,000	1,103,807
7.75%, 12/01/30	500,000	719,680
6.40%, 09/15/33	750,000	971,735
5.05%, 03/15/34	250,000	280,993
5.85%, 09/15/35	118,000	145,555
4.27%, 01/15/36	500,000	520,953
6.00%, 04/01/41	250,000	314,931
6.55%, 09/15/43	1,650,000	2,230,940
4.52%, 09/15/48	1,000,000	1,057,331
5.01%, 08/21/54	250,000	276,060

		26,284,703

Electric Utilities 1.5%
Alabama Power Co., 5.70%, 02/15/33	574,000	715,556
4.15%, 08/15/44	350,000	382,828
Appalachian Power Co., Series L, 5.80%, 10/01/35	206,000	249,272
Arizona Public Service Co., 5.50%, 09/01/35	215,000	271,937
CenterPoint Energy Houston Electric LLC, 4.50%, 04/01/44	500,000	592,972
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	400,000	476,458
Commonwealth Edison Co., 3.65%, 06/15/46	250,000	255,898
DTE Electric Co., 4.30%, 07/01/44	500,000	574,136
3.70%, 03/15/45	145,000	153,276
Duke Energy Carolinas LLC, 3.90%, 06/15/21	100,000	109,568
4.25%, 12/15/41	300,000	333,280
Duke Energy Corp., 5.05%, 09/15/19	1,200,000	1,315,556
3.05%, 08/15/22	350,000	365,869
Duke Energy Florida LLC, 3.40%, 10/01/46	500,000	487,556
Duke Energy Indiana LLC, 3.75%, 07/15/20	200,000	215,431
Duke Energy Progress LLC, 4.15%, 12/01/44	500,000	547,210
4.20%, 08/15/45	500,000	555,063
Emera US Finance LP, 4.75%, 06/15/46(d)	350,000	375,636
Entergy Corp., 5.13%, 09/15/20	400,000	443,882
4.00%, 07/15/22	400,000	433,910
Eversource Energy, 1.45%, 05/01/18	500,000	500,953
Series H, 3.15%, 01/15/25	245,000	255,122
Exelon Corp., 5.63%, 06/15/35	836,000	998,918
Florida Power & Light Co., 5.65%, 02/01/37	450,000	590,180
4.13%, 02/01/42	250,000	280,549
Georgia Power Co., 4.30%, 03/15/42	500,000	544,615
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	109,456
Iberdrola International BV, 5.81%, 03/15/25	118,000	137,730
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23	500,000	522,912
Series K, 4.55%, 03/15/46	350,000	393,923
Interstate Power & Light Co.,
3.25%, 12/01/24	500,000	527,824

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Jersey Central Power & Light Co., 7.35%, 02/01/19	$500,000	$557,524
Kansas City Power & Light Co., 3.65%, 08/15/25	500,000	530,485
LG&E & KU Energy LLC, 3.75%, 11/15/20	700,000	746,732
MidAmerican Energy Co., 3.70%, 09/15/23	500,000	547,860
5.80%, 10/15/36	550,000	723,118
4.80%, 09/15/43	500,000	609,924
Nevada Power Co., 5.45%, 05/15/41	150,000	190,172
Northern States Power Co., 2.15%, 08/15/22	250,000	253,740
4.00%, 08/15/45	165,000	184,028
NSTAR Electric Co., 2.38%, 10/15/22	500,000	510,290
Ohio Power Co., Series G, 6.60%, 02/15/33	236,000	305,956
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41	150,000	175,082
5.30%, 06/01/42	150,000	190,958
Pacific Gas & Electric Co., 3.50%, 10/01/20	300,000	321,452
2.45%, 08/15/22	250,000	256,680
3.25%, 06/15/23	500,000	531,994
2.95%, 03/01/26	400,000	416,622
6.25%, 03/01/39	600,000	823,111
4.30%, 03/15/45	500,000	560,815
PacifiCorp, 5.25%, 06/15/35	177,000	217,574
PECO Energy Co., 2.38%, 09/15/22	1,000,000	1,014,766
PPL Capital Funding, Inc., 1.90%, 06/01/18	750,000	752,896
5.00%, 03/15/44	250,000	281,772
Progress Energy, Inc., 4.40%, 01/15/21	700,000	764,463
7.75%, 03/01/31	236,000	332,949
Public Service Co. of Colorado, 3.20%, 11/15/20	250,000	263,933
4.30%, 03/15/44	250,000	286,223
Public Service Electric & Gas Co., 3.05%, 11/15/24	500,000	529,121
3.95%, 05/01/42	400,000	439,124
South Carolina Electric & Gas Co., 6.50%, 11/01/18	250,000	276,478
6.05%, 01/15/38	150,000	196,012
5.10%, 06/01/65	350,000	410,198
Southern California Edison Co., Series B, 2.40%, 02/01/22	500,000	515,151
Series C, 3.50%, 10/01/23	500,000	544,994
6.00%, 01/15/34	177,000	233,028
Series 05-B, 5.55%, 01/15/36	436,000	561,309
Southern Co. (The), 2.75%, 06/15/20	500,000	515,737
3.25%, 07/01/26	295,000	305,545
Tampa Electric Co., 5.40%, 05/15/21	500,000	565,881
Union Electric Co., 6.70%, 02/01/19	141,000	157,883
3.65%, 04/15/45	250,000	261,896
Virginia Electric & Power Co., 3.45%, 09/01/22	500,000	538,723
Series B, 4.20%, 05/15/45	200,000	223,109
Wisconsin Electric Power Co., 2.95%, 09/15/21	300,000	317,252
5.63%, 05/15/33	59,000	74,813
Xcel Energy, Inc., 5.61%, 04/01/17	248,000	253,278
4.70%, 05/15/20	250,000	272,918
3.30%, 06/01/25	500,000	527,493
6.50%, 07/01/36	177,000	240,585

		34,029,123

Electrical Equipment 0.1%
Eaton Corp., 2.75%, 11/02/22	750,000	775,305
Emerson Electric Co., 6.00%, 08/15/32	83,000	107,369
Tyco Electronics Group SA, 6.55%, 10/01/17	400,000	420,270
3.50%, 02/03/22	300,000	319,175

		1,622,119

Electronic Equipment, Instruments & Components 0.0%†
Arrow Electronics, Inc., 4.50%, 03/01/23	250,000	264,350
Corning, Inc., 4.25%, 08/15/20	250,000	269,853
4.70%, 03/15/37	250,000	265,055

		799,258

Energy Equipment & Services 0.2%
Baker Hughes, Inc., 3.20%, 08/15/21	500,000	521,417
5.13%, 09/15/40	200,000	223,753
Halliburton Co., 2.00%, 08/01/18	500,000	503,333
3.80%, 11/15/25(b)	600,000	620,317
6.70%, 09/15/38	400,000	502,053
5.00%, 11/15/45(b)	500,000	545,753
Nabors Industries, Inc., 5.00%, 09/15/20	500,000	492,712
National Oilwell Varco, Inc., 3.95%, 12/01/42	600,000	472,644

		3,881,982

Equity Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc., 2.75%, 01/15/20	500,000	507,562
American Tower Corp., 3.40%, 02/15/19	250,000	259,761
2.80%, 06/01/20	1,000,000	1,025,779
5.05%, 09/01/20	500,000	552,787
3.50%, 01/31/23	250,000	260,767
4.40%, 02/15/26	40,000	43,811
AvalonBay Communities, Inc., 3.45%, 06/01/25	695,000	723,967
Boston Properties LP, 3.80%, 02/01/24	250,000	267,256
2.75%, 10/01/26	750,000	738,788
Crown Castle International Corp., 3.70%, 06/15/26	60,000	62,604
DDR Corp., 3.63%, 02/01/25	500,000	505,520
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	279,521
Duke Realty LP, 3.63%, 04/15/23	500,000	524,285
ERP Operating LP, 3.00%, 04/15/23	500,000	512,535
4.50%, 07/01/44	350,000	383,039
HCP, Inc., 2.63%, 02/01/20	500,000	507,193
5.38%, 02/01/21	200,000	224,051
4.25%, 11/15/23	500,000	524,983
Healthcare Realty Trust, Inc., 3.75%, 04/15/23	350,000	358,934
Hospitality Properties Trust, 5.00%, 08/15/22	350,000	379,966
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23	525,000	531,702
Series E, 4.00%, 06/15/25	375,000	382,084
Kilroy Realty LP, 4.80%, 07/15/18	300,000	313,640
Liberty Property LP, 4.40%, 02/15/24	500,000	545,993
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	550,000	552,894

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Equity Real Estate Investment Trusts (REITs) (continued)
Prologis LP, 4.25%, 08/15/23	$500,000	$552,809
Realty Income Corp., 3.25%, 10/15/22	350,000	361,828
Simon Property Group LP, 2.20%, 02/01/19	500,000	509,647
5.65%, 02/01/20	250,000	279,869
4.38%, 03/01/21	500,000	550,567
3.38%, 03/15/22	500,000	531,317
3.38%, 10/01/24	500,000	530,994
UDR, Inc., 4.25%, 06/01/18	100,000	104,225
Ventas Realty LP, 3.13%, 06/15/23	500,000	510,135
Ventas Realty LP/Ventas Capital Corp., 4.00%, 04/30/19	500,000	525,277
4.75%, 06/01/21	150,000	166,538
Welltower, Inc., 4.13%, 04/01/19	600,000	630,962
5.25%, 01/15/22	400,000	453,325
Weyerhaeuser Co., 7.38%, 03/15/32	500,000	676,926

		17,353,841

Food & Staples Retailing 0.5%
Costco Wholesale Corp., 2.25%, 02/15/22	170,000	174,922
CVS Health Corp., 1.90%, 07/20/18	1,500,000	1,514,514
2.25%, 12/05/18	500,000	509,001
3.38%, 08/12/24	1,000,000	1,058,323
4.88%, 07/20/35	500,000	585,940
5.13%, 07/20/45	500,000	611,823
Kroger Co. (The), 4.00%, 02/01/24	500,000	550,506
7.50%, 04/01/31	257,000	363,729
5.40%, 07/15/40	200,000	243,909
Sysco Corp., 3.75%, 10/01/25	145,000	156,027
3.30%, 07/15/26	255,000	264,342
5.38%, 09/21/35	106,000	127,043
4.85%, 10/01/45	150,000	171,294
Walgreens Boots Alliance, Inc., 3.45%, 06/01/26	55,000	57,096
4.50%, 11/18/34	805,000	855,486
Wal-Mart Stores, Inc., 3.63%, 07/08/20	500,000	541,422
3.25%, 10/25/20	500,000	537,443
2.55%, 04/11/23	750,000	778,726
3.30%, 04/22/24(b)	725,000	789,743
7.55%, 02/15/30	118,000	180,838
5.25%, 09/01/35	708,000	940,129
5.00%, 10/25/40	250,000	315,997
5.63%, 04/15/41	725,000	985,250

		12,313,503

Food Products 0.4%
Archer-Daniels-Midland Co., 4.02%, 04/16/43	345,000	375,172
Campbell Soup Co., 4.25%, 04/15/21	100,000	110,661
ConAgra Foods, Inc., 1.90%, 01/25/18	500,000	502,932
3.25%, 09/15/22	250,000	259,646
7.00%, 10/01/28	221,000	284,823
General Mills, Inc., 3.15%, 12/15/21	750,000	796,173
JM Smucker Co. (The), 3.50%, 10/15/21	200,000	214,916
4.25%, 03/15/35	400,000	440,191
Kellogg Co., 4.00%, 12/15/20	250,000	273,502
3.25%, 04/01/26	125,000	130,390
4.50%, 04/01/46	250,000	270,406
Kraft Heinz Foods Co., 2.80%, 07/02/20	500,000	518,163
3.95%, 07/15/25(b)	500,000	540,970
3.00%, 06/01/26	1,115,000	1,123,895
6.88%, 01/26/39	200,000	277,608
5.00%, 06/04/42	350,000	402,145
5.20%, 07/15/45	350,000	413,919
Mead Johnson Nutrition Co., 4.60%, 06/01/44	350,000	373,623
Mondelez International, Inc., 2.25%, 02/01/19	1,000,000	1,017,188
4.00%, 02/01/24	500,000	548,403
Tyson Foods, Inc., 4.50%, 06/15/22	200,000	222,063
3.95%, 08/15/24	500,000	539,659
Unilever Capital Corp., 2.00%, 07/28/26	500,000	490,145
5.90%, 11/15/32	206,000	289,523

		10,416,116

Gas Utilities 0.1%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	305,000	329,364
Dominion Gas Holdings LLC, 2.80%, 11/15/20	340,000	351,777
National Fuel Gas Co., 3.75%, 03/01/23	250,000	252,900
ONE Gas, Inc., 4.66%, 02/01/44	500,000	579,589

		1,513,630

Health Care Equipment & Supplies 0.5%
Abbott Laboratories, 2.55%, 03/15/22	215,000	220,919
5.30%, 05/27/40	500,000	605,048
Baxter International, Inc., 2.60%, 08/15/26	460,000	454,688
Becton, Dickinson and Co., 3.13%, 11/08/21	350,000	367,859
3.30%, 03/01/23	100,000	105,577
3.73%, 12/15/24	570,000	618,172
Boston Scientific Corp., 2.65%, 10/01/18	550,000	562,591
6.00%, 01/15/20	200,000	225,936
2.85%, 05/15/20	500,000	515,314
3.85%, 05/15/25	500,000	532,040
Medtronic, Inc., 3.15%, 03/15/22	770,000	818,728
3.63%, 03/15/24	275,000	299,099
4.38%, 03/15/35	1,100,000	1,246,500
4.63%, 03/15/45	750,000	881,241
St. Jude Medical, Inc., 3.25%, 04/15/23	200,000	206,080
3.88%, 09/15/25	90,000	95,924
Stryker Corp., 1.30%, 04/01/18	500,000	500,435
3.38%, 11/01/25	160,000	167,817
3.50%, 03/15/26	70,000	74,154
4.63%, 03/15/46	500,000	560,817
Zimmer Biomet Holdings, Inc., 2.00%, 04/01/18	1,000,000	1,006,683
3.38%, 11/30/21	200,000	209,496
4.25%, 08/15/35	420,000	426,217

		10,701,335

Health Care Providers & Services 0.7%
Aetna, Inc., 2.80%, 06/15/23	1,000,000	1,021,139
3.50%, 11/15/24	500,000	528,309
3.20%, 06/15/26	260,000	264,349
6.63%, 06/15/36	250,000	338,258
4.38%, 06/15/46	250,000	261,787
AmerisourceBergen Corp., 3.50%, 11/15/21	250,000	267,381
Anthem, Inc., 3.70%, 08/15/21	100,000	107,137

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
Anthem, Inc., (continued)
4.63%, 05/15/42	$250,000	$269,629
5.10%, 01/15/44	300,000	347,963
4.65%, 08/15/44	250,000	272,695
Cardinal Health, Inc., 3.20%, 06/15/22	300,000	315,227
3.75%, 09/15/25	340,000	368,210
Cigna Corp., 4.50%, 03/15/21	300,000	329,045
3.25%, 04/15/25	500,000	515,523
5.38%, 02/15/42	150,000	181,311
Coventry Health Care, Inc., 5.45%, 06/15/21	250,000	285,069
Covidien International Finance SA, 6.00%, 10/15/17	400,000	419,471
Express Scripts Holding Co., 3.90%, 02/15/22	150,000	161,850
3.00%, 07/15/23	500,000	507,846
3.50%, 06/15/24	500,000	521,223
Humana, Inc., 2.63%, 10/01/19	500,000	512,352
3.15%, 12/01/22	1,000,000	1,037,244
Kaiser Foundation Hospitals, 4.88%, 04/01/42	250,000	310,178
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	500,000	509,447
3.75%, 08/23/22	350,000	373,118
McKesson Corp., 2.28%, 03/15/19(b)	750,000	763,240
6.00%, 03/01/41	250,000	321,794
Medco Health Solutions, Inc., 7.13%, 03/15/18	200,000	215,597
4.13%, 09/15/20	300,000	323,413
Quest Diagnostics, Inc., 4.70%, 04/01/21(b)	500,000	554,032
3.50%, 03/30/25	370,000	387,391
UnitedHealth Group, Inc., 1.40%, 10/15/17	500,000	500,900
2.70%, 07/15/20	1,500,000	1,558,560
4.63%, 07/15/35	105,000	121,933
5.80%, 03/15/36	708,000	929,457
3.95%, 10/15/42	250,000	265,621
4.75%, 07/15/45	250,000	299,797

		16,267,496

Hotels, Restaurants & Leisure 0.1%
Carnival Corp., 3.95%, 10/15/20	500,000	540,490
Hyatt Hotels Corp., 5.38%, 08/15/21	150,000	170,141
McDonald’s Corp., 5.35%, 03/01/18	360,000	379,859
2.20%, 05/26/20(b)	750,000	764,740
3.70%, 01/30/26	250,000	268,962
4.70%, 12/09/35	400,000	453,022
4.88%, 07/15/40	250,000	287,059
4.88%, 12/09/45	250,000	290,142
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	168,267

		3,322,682

Household Durables 0.1%
Newell Brands, Inc., 4.20%, 04/01/26	600,000	653,465
5.50%, 04/01/46	350,000	424,585
Whirlpool Corp., 3.70%, 05/01/25	500,000	527,944

		1,605,994

Household Products 0.1%
Clorox Co. (The), 3.80%, 11/15/21	500,000	542,340
Colgate-Palmolive Co., 2.45%, 11/15/21	150,000	156,410
Kimberly-Clark Corp., 2.40%, 06/01/23	500,000	513,660
2.65%, 03/01/25	105,000	109,115
6.63%, 08/01/37	130,000	192,037
3.20%, 07/30/46	415,000	408,023
Procter & Gamble Co. (The), 5.80%, 08/15/34	295,000	414,061

		2,335,646

Independent Power and Renewable Electricity Producers 0.0%†
Exelon Generation Co. LLC, 2.95%, 01/15/20	500,000	515,342
Oglethorpe Power Corp., 5.25%, 09/01/50	200,000	234,335
PSEG Power LLC, 5.13%, 04/15/20	250,000	273,663

		1,023,340

Industrial Conglomerates 0.5%
3M Co., 3.00%, 08/07/25	400,000	430,132
5.70%, 03/15/37	415,000	569,578
General Electric Co., 5.25%, 12/06/17	600,000	628,922
2.20%, 01/09/20	1,144,000	1,172,844
5.30%, 02/11/21	101,000	115,728
4.65%, 10/17/21	2,086,000	2,376,613
2.70%, 10/09/22	500,000	521,009
3.10%, 01/09/23	144,000	152,981
3.38%, 03/11/24(b)	500,000	542,048
3.45%, 05/15/24	144,000	156,242
6.75%, 03/15/32	323,000	453,929
6.15%, 08/07/37	201,000	275,834
5.88%, 01/14/38	144,000	192,857
4.13%, 10/09/42	350,000	383,034
Honeywell International, Inc., 5.30%, 03/01/18	840,000	889,092
4.25%, 03/01/21	500,000	557,841
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 01/15/19	500,000	513,899
Koninklijke Philips NV, 5.00%, 03/15/42	250,000	277,768
Pentair Finance SA, 3.15%, 09/15/22	400,000	399,762
Roper Technologies, Inc., 2.05%, 10/01/18	500,000	505,285
Tyco International Finance SA, 3.90%, 02/14/26	500,000	545,042

		11,660,440

Insurance 0.7%
Aflac, Inc., 6.45%, 08/15/40	200,000	271,263
Alleghany Corp., 4.95%, 06/27/22	400,000	444,168
Allstate Corp. (The), 4.50%, 06/15/43	250,000	293,602
6.50%, 05/15/57(a)	195,000	226,688
American International Group, Inc., 2.30%, 07/16/19	500,000	509,183
3.30%, 03/01/21	135,000	141,642
3.90%, 04/01/26	475,000	502,523
3.88%, 01/15/35	500,000	490,282
4.80%, 07/10/45	150,000	158,748
4.38%, 01/15/55	250,000	236,268
Aon Corp., 5.00%, 09/30/20	500,000	553,738
Aon plc, 3.88%, 12/15/25	195,000	208,218
4.60%, 06/14/44	250,000	264,551
Assurant, Inc., 2.50%, 03/15/18	350,000	354,080
Berkshire Hathaway Finance Corp., 1.30%, 05/15/18	750,000	752,500
4.30%, 05/15/43(b)	250,000	280,878

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
Chubb Corp. (The), 6.00%, 05/11/37	$165,000	$224,191
Chubb INA Holdings, Inc., 2.70%, 03/13/23	500,000	516,464
3.35%, 05/03/26	90,000	96,368
4.35%, 11/03/45	500,000	577,938
CNA Financial Corp., 5.75%, 08/15/21	500,000	576,425
Hartford Financial Services Group, Inc. (The), 5.13%, 04/15/22	100,000	113,598
6.10%, 10/01/41	309,000	376,271
Lincoln National Corp., 4.85%, 06/24/21	100,000	110,461
6.15%, 04/07/36	440,000	518,675
Loews Corp., 4.13%, 05/15/43	400,000	413,609
Markel Corp., 3.63%, 03/30/23	350,000	362,010
Marsh & McLennan Cos., Inc., 4.80%, 07/15/21	600,000	670,075
MetLife, Inc., 3.60%, 11/13/25	500,000	527,451
5.70%, 06/15/35	159,000	192,398
6.40%, 12/15/36	500,000	553,437
4.88%, 11/13/43	500,000	553,918
4.60%, 05/13/46	165,000	178,553
Nationwide Financial Services, Inc., 6.75%, 05/15/37 (e)	105,000	111,825
Principal Financial Group, Inc., 8.88%, 05/15/19	350,000	412,386
3.40%, 05/15/25	500,000	513,273
Progressive Corp. (The), 3.75%, 08/23/21	200,000	217,647
6.25%, 12/01/32	162,000	215,629
Prudential Financial, Inc., Series B, 5.75%, 07/15/33	147,000	173,844
5.62%, 06/15/43(a)	250,000	269,700
5.10%, 08/15/43	500,000	557,907
4.60%, 05/15/44	500,000	533,984
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	109,325
Travelers Cos., Inc. (The), 5.75%, 12/15/17	335,000	352,621
5.35%, 11/01/40	250,000	322,080
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	262,528
Willis Towers Watson plc, 5.75%, 03/15/21	100,000	112,618

		16,415,541

Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc., 1.20%, 11/29/17	500,000	500,551
3.30%, 12/05/21	500,000	536,142
4.80%, 12/05/34	500,000	587,456
Expedia, Inc., 5.95%, 08/15/20	100,000	112,760
QVC, Inc., 4.38%, 03/15/23	350,000	350,937

		2,087,846

Internet Software & Services 0.1%
Alibaba Group Holding Ltd., 3.13%, 11/28/21	275,000	286,741
4.50%, 11/28/34(b)	500,000	549,447
Alphabet, Inc., 3.38%, 02/25/24(b)	750,000	821,204
Baidu, Inc., 3.25%, 08/06/18	250,000	256,547
eBay, Inc., 2.20%, 08/01/19	1,000,000	1,012,823
3.25%, 10/15/20	200,000	208,712
3.80%, 03/09/22	285,000	304,772

		3,440,246

IT Services 0.3%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26	215,000	220,524
Fidelity National Information Services, Inc., 2.00%, 04/15/18	500,000	504,277
3.50%, 04/15/23	150,000	157,394
5.00%, 10/15/25	350,000	399,127
Fiserv, Inc., 2.70%, 06/01/20	750,000	773,334
4.75%, 06/15/21	200,000	224,181
International Business Machines Corp., 1.25%, 02/08/18	1,000,000	1,001,206
1.63%, 05/15/20(b)	500,000	505,121
2.90%, 11/01/21	200,000	211,476
5.88%, 11/29/32	433,000	577,237
4.00%, 06/20/42	600,000	629,529
Visa, Inc., 2.20%, 12/14/20	500,000	512,785
2.80%, 12/14/22(b)	250,000	262,083
3.15%, 12/14/25	135,000	142,605
4.30%, 12/14/45	750,000	866,756
Western Union Co. (The), 6.20%, 11/17/36	300,000	315,443
Xerox Corp., 6.35%, 05/15/18	250,000	265,486
4.50%, 05/15/21(b)	250,000	263,939
4.80%, 03/01/35(b)	210,000	200,415

		8,032,918

Leisure Products 0.0%†
Mattel, Inc., 3.15%, 03/15/23	300,000	305,990
5.45%, 11/01/41	150,000	161,806

		467,796

Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc., 3.88%, 07/15/23	250,000	266,795
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	150,000	164,143
PerkinElmer, Inc., 5.00%, 11/15/21	150,000	165,317
Thermo Fisher Scientific, Inc., 3.60%, 08/15/21	250,000	265,894
4.15%, 02/01/24	1,000,000	1,086,565

		1,948,714

Machinery 0.2%
Caterpillar, Inc., 3.90%, 05/27/21	500,000	547,124
2.60%, 06/26/22	350,000	362,584
6.05%, 08/15/36	177,000	233,083
Deere & Co., 8.10%, 05/15/30	500,000	753,845
Dover Corp., 5.38%, 03/01/41	100,000	127,036
Flowserve Corp., 3.50%, 09/15/22	100,000	103,729
IDEX Corp., 4.20%, 12/15/21	300,000	318,607
Illinois Tool Works, Inc., 1.95%, 03/01/19	250,000	254,926
4.88%, 09/15/41	200,000	244,671
Parker-Hannifin Corp., 4.20%, 11/21/34	500,000	564,165
Stanley Black & Decker, Inc., 2.90%, 11/01/22	500,000	524,399

		4,034,169

Media 1.2%
21st Century Fox America, Inc., 4.50%, 02/15/21	250,000	277,209
4.00%, 10/01/23	500,000	549,293
6.55%, 03/15/33	300,000	384,310
6.20%, 12/15/34	245,000	309,875

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
21st Century Fox America, Inc., (continued) 6.65%, 11/15/37	$150,000	$197,763
6.15%, 02/15/41	250,000	317,131
5.40%, 10/01/43	500,000	595,413
CBS Corp., 5.75%, 04/15/20	250,000	281,601
5.50%, 05/15/33	118,000	131,935
4.85%, 07/01/42	100,000	104,507
4.60%, 01/15/45	500,000	513,095
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 07/23/20(d)	1,000,000	1,045,198
4.91%, 07/23/25(d)	660,000	728,016
6.38%, 10/23/35(d)	500,000	588,890
6.48%, 10/23/45(d)	250,000	302,331
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	118,000	165,970
Comcast Corp., 5.70%, 07/01/19	500,000	557,931
2.85%, 01/15/23	500,000	525,186
3.60%, 03/01/24	500,000	546,932
4.25%, 01/15/33	250,000	277,669
7.05%, 03/15/33	295,000	418,459
4.40%, 08/15/35	500,000	566,323
6.50%, 11/15/35	100,000	138,698
6.95%, 08/15/37	295,000	430,083
6.55%, 07/01/39	500,000	708,413
6.40%, 03/01/40	350,000	490,708
Discovery Communications LLC, 5.05%, 06/01/20	500,000	547,453
3.30%, 05/15/22	350,000	359,241
3.45%, 03/15/25(b)	270,000	266,901
4.90%, 03/11/26	115,000	124,945
4.88%, 04/01/43	200,000	190,335
Grupo Televisa SAB, 6.63%, 01/15/40	250,000	285,259
5.00%, 05/13/45	250,000	238,440
Historic TW, Inc., 6.88%, 06/15/18	176,000	191,879
NBCUniversal Media LLC, 5.15%, 04/30/20	500,000	560,919
4.38%, 04/01/21	800,000	890,154
2.88%, 01/15/23	350,000	364,497
5.95%, 04/01/41	200,000	268,686
Omnicom Group, Inc., 4.45%, 08/15/20	150,000	164,194
3.63%, 05/01/22	50,000	53,561
Scripps Networks Interactive, Inc., 2.80%, 06/15/20	500,000	512,189
Time Warner Cable LLC, 6.75%, 07/01/18	585,000	635,638
8.25%, 04/01/19	700,000	806,025
6.75%, 06/15/39	900,000	1,094,895
5.88%, 11/15/40	250,000	277,622
Time Warner, Inc., 3.60%, 07/15/25	500,000	531,852
7.63%, 04/15/31	777,000	1,101,611
7.70%, 05/01/32	582,000	827,537
5.38%, 10/15/41	200,000	236,477
4.65%, 06/01/44	250,000	270,708
Viacom, Inc., 3.88%, 12/15/21	600,000	637,041
3.25%, 03/15/23	200,000	198,746
4.25%, 09/01/23	100,000	106,264
3.88%, 04/01/24(b)	500,000	515,334
4.38%, 03/15/43	459,000	421,391
Walt Disney Co. (The), 1.10%, 12/01/17	500,000	500,346
3.75%, 06/01/21	500,000	548,728
3.15%, 09/17/25	325,000	351,945
3.00%, 02/13/26	500,000	529,665
3.00%, 07/30/46	150,000	140,575
WPP Finance 2010, 4.75%, 11/21/21	400,000	448,683
3.75%, 09/19/24	550,000	585,562

		26,938,237

Metals & Mining 0.4%
Barrick Gold Corp., 4.10%, 05/01/23	907,000	978,126
5.25%, 04/01/42	150,000	164,492
Barrick North America Finance LLC, 4.40%, 05/30/21	450,000	492,933
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	250,000	267,523
6.42%, 03/01/26	80,000	100,949
5.00%, 09/30/43	500,000	590,956
Goldcorp, Inc., 2.13%, 03/15/18	350,000	351,139
Newmont Mining Corp., 5.88%, 04/01/35	236,000	265,758
4.88%, 03/15/42(b)	150,000	158,053
Nucor Corp., 4.00%, 08/01/23	500,000	538,836
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	250,000	261,295
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	206,000	229,506
Rio Tinto Finance USA Ltd., 9.00%, 05/01/19	750,000	886,053
Rio Tinto Finance USA plc, 2.88%, 08/21/22	485,000	509,251
4.13%, 08/21/42(b)	250,000	257,014
Southern Copper Corp., 3.88%, 04/23/25	750,000	752,998
6.75%, 04/16/40	250,000	272,458
5.88%, 04/23/45	230,000	228,810
Vale Overseas Ltd., 4.38%, 01/11/22	750,000	741,563
6.88%, 11/21/36	944,000	917,568

		8,965,281

Multiline Retail 0.2%
Dollar General Corp., 3.25%, 04/15/23	250,000	258,104
Kohl’s Corp., 4.00%, 11/01/21(b)	400,000	427,976
Macy’s Retail Holdings, Inc., 6.90%, 04/01/29	75,000	85,505
6.70%, 07/15/34(b)	150,000	165,115
5.13%, 01/15/42	500,000	470,709
Nordstrom, Inc., 4.00%, 10/15/21	500,000	536,231
Target Corp., 6.00%, 01/15/18	500,000	530,896
2.50%, 04/15/26	500,000	510,222
6.35%, 11/01/32	222,000	302,222
4.00%, 07/01/42(b)	350,000	381,213

		3,668,193

Multi-Utilities 0.4%
Ameren Illinois Co., 2.70%, 09/01/22	450,000	468,083
Berkshire Hathaway Energy Co., 2.00%, 11/15/18	1,000,000	1,012,349
5.15%, 11/15/43	500,000	602,628
CMS Energy Corp., 4.70%, 03/31/43	300,000	342,913
Consolidated Edison Co. of New York, Inc., Series 08-A, 5.85%, 04/01/18	500,000	533,825
3.30%, 12/01/24	500,000	536,443
3.95%, 03/01/43	500,000	527,671
Delmarva Power & Light Co., 3.50%, 11/15/23	1,000,000	1,081,915
Dominion Resources, Inc., 5.20%, 08/15/19	200,000	219,007

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Multi-Utilities (continued)
Dominion Resources, Inc., (continued)
3.63%, 12/01/24	$350,000	$370,646
Series E, 6.30%, 03/15/33	10,000	12,387
Series B, 5.95%, 06/15/35	251,000	307,916
Series C, 4.90%, 08/01/41	700,000	782,385
NiSource Finance Corp., 5.95%, 06/15/41	450,000	562,595
4.80%, 02/15/44	250,000	282,479
Puget Energy, Inc., 3.65%, 05/15/25	250,000	260,183
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	184,226
5.64%, 04/15/41	500,000	652,695
San Diego Gas & Electric Co., 3.95%, 11/15/41	250,000	272,564
Sempra Energy, 4.05%, 12/01/23	150,000	164,368
6.00%, 10/15/39	220,000	281,264
Southern Co. Gas Capital Corp., 4.40%, 06/01/43	250,000	269,236
WEC Energy Group, Inc., 3.55%, 06/15/25	500,000	536,771

		10,264,549

Oil, Gas & Consumable Fuels 2.5%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	298,000	368,923
Anadarko Petroleum Corp., 3.45%, 07/15/24(b)	500,000	493,201
5.55%, 03/15/26(b)	500,000	565,020
6.45%, 09/15/36	281,000	328,292
Apache Corp., 3.63%, 02/01/21	500,000	522,974
5.10%, 09/01/40	100,000	103,719
4.75%, 04/15/43	500,000	510,881
BP Capital Markets plc, 1.38%, 05/10/18	1,000,000	999,820
2.24%, 05/10/19	750,000	761,975
2.32%, 02/13/20	500,000	509,656
4.50%, 10/01/20	200,000	219,880
3.56%, 11/01/21	250,000	268,403
3.06%, 03/17/22	420,000	439,955
3.54%, 11/04/24	250,000	265,585
Buckeye Partners LP, 4.88%, 02/01/21(b)	250,000	269,334
4.15%, 07/01/23	250,000	254,662
Canadian Natural Resources Ltd., 3.90%, 02/01/25	500,000	502,028
6.25%, 03/15/38	340,000	380,352
Chevron Corp., 1.72%, 06/24/18	1,500,000	1,513,220
2.19%, 11/15/19	105,000	107,122
1.96%, 03/03/20	1,000,000	1,013,900
2.95%, 05/16/26	500,000	516,648
Cimarex Energy Co., 5.88%, 05/01/22	500,000	523,592
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	750,000	758,821
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	500,000	514,512
Columbia Pipeline Group, Inc., 3.30%, 06/01/20	500,000	518,222
ConocoPhillips, 5.90%, 10/15/32	177,000	210,260
6.50%, 02/01/39	400,000	516,331
ConocoPhillips Co., 1.05%, 12/15/17	750,000	744,826
1.50%, 05/15/18	500,000	499,814
3.35%, 05/15/25(b)	500,000	512,599
4.15%, 11/15/34(b)	500,000	498,999
4.30%, 11/15/44	155,000	158,831
ConocoPhillips Holding Co., 6.95%, 04/15/29	250,000	317,912
Devon Energy Corp., 3.25%, 05/15/22(b)	500,000	496,426
7.95%, 04/15/32	350,000	428,817
4.75%, 05/15/42	500,000	466,119
Ecopetrol SA, 4.25%, 09/18/18	500,000	518,125
5.88%, 05/28/45	600,000	550,380
El Paso Natural Gas Co. LLC, 8.37%, 06/15/32	250,000	311,512
Enable Midstream Partners LP, 5.00%, 05/15/44	350,000	299,398
Enbridge Energy Partners LP, 4.20%, 09/15/21	700,000	742,203
Energy Transfer Partners LP, 6.70%, 07/01/18	350,000	375,401
4.65%, 06/01/21	200,000	212,445
5.20%, 02/01/22	500,000	541,934
3.60%, 02/01/23	500,000	492,075
4.90%, 02/01/24	250,000	260,369
4.05%, 03/15/25	1,000,000	991,832
6.05%, 06/01/41	75,000	75,949
EnLink Midstream Partners LP, 4.15%, 06/01/25	500,000	478,647
Enterprise Products Operating LLC, 1.65%, 05/07/18	750,000	750,272
4.05%, 02/15/22	250,000	271,189
3.90%, 02/15/24	750,000	784,453
6.13%, 10/15/39	285,000	326,673
6.45%, 09/01/40	250,000	302,286
4.45%, 02/15/43	500,000	489,668
4.85%, 03/15/44	200,000	207,850
EOG Resources, Inc., 5.63%, 06/01/19	130,000	142,386
2.45%, 04/01/20(b)	500,000	507,106
4.10%, 02/01/21	400,000	430,985
EQT Corp., 4.88%, 11/15/21	250,000	273,740
Exxon Mobil Corp., 1.91%, 03/06/20	1,000,000	1,018,473
3.18%, 03/15/24	500,000	532,089
2.71%, 03/06/25	500,000	513,778
3.04%, 03/01/26(b)	235,000	246,345
4.11%, 03/01/46	750,000	838,345
Hess Corp., 7.30%, 08/15/31	254,000	301,220
5.60%, 02/15/41	250,000	249,190
Husky Energy, Inc., 3.95%, 04/15/22	600,000	635,373
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	625,000	645,342
5.80%, 03/01/21	200,000	223,413
4.25%, 09/01/24	250,000	257,317
5.80%, 03/15/35	206,000	213,751
6.38%, 03/01/41	250,000	270,153
5.00%, 08/15/42	350,000	332,007
Kinder Morgan, Inc., 4.30%, 06/01/25	160,000	166,290
5.30%, 12/01/34	900,000	897,277
5.05%, 02/15/46	250,000	238,061
Marathon Oil Corp., 2.80%, 11/01/22	250,000	231,541
3.85%, 06/01/25(b)	500,000	474,822
6.80%, 03/15/32	118,000	123,451
Marathon Petroleum Corp., 5.13%, 03/01/21	600,000	662,852
3.63%, 09/15/24(b)	250,000	251,872
5.85%, 12/15/45	250,000	253,970
MPLX LP, 4.50%, 07/15/23	500,000	509,712
4.88%, 12/01/24	250,000	258,582
4.88%, 06/01/25	250,000	258,321
Noble Energy, Inc., 4.15%, 12/15/21	600,000	637,985
5.25%, 11/15/43	150,000	152,685
Occidental Petroleum Corp., 3.13%, 02/15/22	350,000	367,346
2.70%, 02/15/23	200,000	203,961
3.40%, 04/15/26	775,000	817,631

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners LP, 3.38%, 10/01/22	$500,000	$504,495
4.90%, 03/15/25(b)	500,000	537,864
6.13%, 02/01/41	100,000	107,746
Petroleos Mexicanos, 3.50%, 07/18/18	500,000	511,500
5.50%, 01/21/21(b)	275,000	290,812
4.88%, 01/24/22	250,000	255,000
3.50%, 01/30/23	500,000	471,750
4.50%, 01/23/26(b)	1,250,000	1,212,250
6.63%, 06/15/35	1,074,000	1,093,171
6.38%, 01/23/45	500,000	477,500
Phillips 66, 4.65%, 11/15/34	500,000	541,095
5.88%, 05/01/42	382,000	479,347
Pioneer Natural Resources Co., 3.95%, 07/15/22	450,000	478,861
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25(b)	500,000	517,932
5.15%, 06/01/42	450,000	421,465
Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22	500,000	551,338
Spectra Energy Partners LP, 2.95%, 09/25/18	500,000	509,047
3.50%, 03/15/25	500,000	505,811
Statoil ASA, 1.20%, 01/17/18	1,000,000	998,703
1.15%, 05/15/18(b)	1,000,000	997,803
3.70%, 03/01/24	500,000	543,410
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	250,000	249,894
5.35%, 05/15/45	500,000	510,836
Total Capital Canada Ltd., 2.75%, 07/15/23	750,000	775,747
Total Capital International SA, 2.88%, 02/17/22	500,000	524,387
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	267,771
4.88%, 01/15/26	285,000	329,712
4.63%, 03/01/34	250,000	275,657
Valero Energy Corp., 7.50%, 04/15/32	118,000	146,396
6.63%, 06/15/37	455,000	533,131
Williams Partners LP, 5.25%, 03/15/20(b)	500,000	541,290
4.00%, 09/15/25	500,000	499,909
6.30%, 04/15/40	150,000	164,907
5.80%, 11/15/43	250,000	260,350
4.90%, 01/15/45	350,000	332,726

		58,621,277

Paper & Forest Products 0.0%†
Georgia-Pacific LLC, 8.88%, 05/15/31	250,000	395,476

Pharmaceuticals 1.0%
Actavis Funding SCS,
3.00%, 03/12/20	750,000	774,386
3.45%, 03/15/22	1,060,000	1,112,828
3.85%, 06/15/24	325,000	345,444
3.80%, 03/15/25	500,000	529,177
4.55%, 03/15/35	195,000	207,129
4.75%, 03/15/45	500,000	546,712
Actavis, Inc., 3.25%, 10/01/22	200,000	207,305
Allergan, Inc., 1.35%, 03/15/18	400,000	398,498
AstraZeneca plc, 3.38%, 11/16/25(b)	1,000,000	1,067,970
6.45%, 09/15/37	200,000	278,893
4.00%, 09/18/42	250,000	260,425
Bristol-Myers Squibb Co., 2.00%, 08/01/22	700,000	706,274
3.25%, 08/01/42	250,000	250,307
Eli Lilly & Co., 1.95%, 03/15/19	250,000	254,322
2.75%, 06/01/25	95,000	100,128
3.70%, 03/01/45	500,000	537,560
GlaxoSmithKline Capital plc, 2.85%, 05/08/22	250,000	263,076
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	201,000	251,081
4.20%, 03/18/43	300,000	345,953
Johnson & Johnson, 2.95%, 09/01/20	200,000	212,145
2.45%, 12/05/21	500,000	524,953
2.45%, 03/01/26	150,000	154,154
4.95%, 05/15/33	663,000	841,715
Merck & Co., Inc., 2.75%, 02/10/25	570,000	590,668
3.60%, 09/15/42	500,000	522,899
4.15%, 05/18/43	500,000	565,596
Mylan NV, 3.95%, 06/15/26 (d)	1,000,000	1,007,537
Mylan, Inc., 2.60%, 06/24/18	750,000	760,624
Novartis Capital Corp., 2.40%, 09/21/22	500,000	517,377
3.40%, 05/06/24	1,000,000	1,094,287
3.00%, 11/20/25	500,000	528,906
Novartis Securities Investment Ltd., 5.13%, 02/10/19	470,000	511,927
Perrigo Co. plc, 4.00%, 11/15/23	250,000	257,047
Pfizer, Inc., 4.65%, 03/01/18	265,000	278,168
2.10%, 05/15/19	500,000	510,467
3.40%, 05/15/24(b)	1,000,000	1,090,699
7.20%, 03/15/39	525,000	804,194
Pharmacia LLC, 6.60%, 12/01/28	177,000	241,724
Sanofi, 1.25%, 04/10/18	250,000	250,498
Shire Acquisitions Investments Ireland Designated Activity Co., 3.20%, 09/23/26	375,000	377,017
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	32,000	33,987
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	7,000	8,853
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	82,000	87,092
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	500,000	498,114
2.80%, 07/21/23	750,000	751,924
3.15%, 10/01/26	640,000	642,961
4.10%, 10/01/46	250,000	248,815
Wyeth LLC, 6.50%, 02/01/34	206,000	280,412
Zoetis, Inc., 3.25%, 02/01/23	600,000	618,311
4.50%, 11/13/25(b)	230,000	257,838

		23,508,377

Professional Services 0.0%†
Verisk Analytics, Inc., 4.00%, 06/15/25	250,000	265,461

Road & Rail 0.5%
Burlington Northern Santa Fe LLC,
3.05%, 09/01/22	350,000	371,374
3.00%, 03/15/23	500,000	526,052
3.85%, 09/01/23	650,000	717,694
3.75%, 04/01/24	500,000	550,034
3.65%, 09/01/25	750,000	825,718
7.95%, 08/15/30	206,000	311,746
4.55%, 09/01/44	250,000	289,448
4.70%, 09/01/45	250,000	293,928

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Road & Rail (continued)
Canadian National Railway Co., 6.90%, 07/15/28	$242,000	$345,015
6.20%, 06/01/36	236,000	325,847
Canadian Pacific Railway Co., 4.50%, 01/15/22	350,000	385,376
2.90%, 02/01/25	500,000	511,703
6.13%, 09/15/15	250,000	308,577
CSX Corp., 7.38%, 02/01/19	400,000	452,758
3.70%, 10/30/20	300,000	320,635
5.50%, 04/15/41	150,000	184,466
4.10%, 03/15/44	250,000	265,874
3.95%, 05/01/50	350,000	349,457
Norfolk Southern Corp., 5.90%, 06/15/19	400,000	445,663
3.25%, 12/01/21	1,000,000	1,062,112
3.00%, 04/01/22	500,000	523,068
5.59%, 05/17/25	84,000	101,109
4.45%, 06/15/45	500,000	558,803
Ryder System, Inc., 2.50%, 05/11/20	205,000	207,652
Union Pacific Corp., 2.75%, 04/15/23	750,000	779,128
3.25%, 08/15/25(b)	500,000	537,604
4.05%, 11/15/45(b)	220,000	240,938
4.05%, 03/01/46	340,000	374,226

		12,166,005

Semiconductors & Semiconductor Equipment 0.3%
Applied Materials, Inc., 4.30%, 06/15/21	400,000	444,999
5.10%, 10/01/35	250,000	291,530
Intel Corp., 1.35%, 12/15/17	1,000,000	1,003,122
3.70%, 07/29/25(b)	500,000	554,709
4.80%, 10/01/41	350,000	412,289
4.90%, 07/29/45	350,000	417,483
KLA-Tencor Corp., 4.65%, 11/01/24	215,000	236,263
Lam Research Corp., 3.80%, 03/15/25	255,000	265,639
Maxim Integrated Products, Inc., 3.38%, 03/15/23	350,000	358,870
QUALCOMM, Inc., 2.25%, 05/20/20	1,000,000	1,021,071
4.65%, 05/20/35	500,000	536,731
Texas Instruments, Inc., 1.75%, 05/01/20(b)	500,000	506,714

		6,049,420

Software 0.7%
Adobe Systems, Inc., 3.25%, 02/01/25	135,000	142,177
CA, Inc., 4.50%, 08/15/23(b)	410,000	446,302
Microsoft Corp., 3.00%, 10/01/20	500,000	530,538
2.65%, 11/03/22	500,000	521,200
2.00%, 08/08/23	1,000,000	998,663
3.63%, 12/15/23	400,000	439,183
2.70%, 02/12/25	500,000	517,634
3.13%, 11/03/25	500,000	531,876
2.40%, 08/08/26	465,000	465,393
3.50%, 02/12/35	325,000	332,725
3.45%, 08/08/36	500,000	509,338
4.50%, 10/01/40	300,000	343,735
3.75%, 02/12/45	750,000	761,201
4.45%, 11/03/45	350,000	397,917
3.70%, 08/08/46	500,000	506,093
Oracle Corp., 1.20%, 10/15/17	350,000	350,014
2.38%, 01/15/19	1,000,000	1,025,338
5.00%, 07/08/19	200,000	219,539
2.80%, 07/08/21	1,000,000	1,044,585
1.90%, 09/15/21	2,000,000	2,005,074
2.50%, 10/15/22	500,000	513,046
2.65%, 07/15/26	490,000	490,089
3.25%, 05/15/30	500,000	522,510
5.38%, 07/15/40	350,000	430,223
4.50%, 07/08/44	750,000	825,156
4.00%, 07/15/46	250,000	258,328

		15,127,877

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	500,000	538,020
3.25%, 04/15/25	325,000	336,601
Bed Bath & Beyond, Inc., 3.75%, 08/01/24(b)	250,000	259,224
Home Depot, Inc. (The), 2.70%, 04/01/23	500,000	520,630
3.35%, 09/15/25	85,000	92,126
5.88%, 12/16/36	300,000	411,474
5.95%, 04/01/41	150,000	206,276
4.20%, 04/01/43	250,000	281,713
4.40%, 03/15/45	500,000	582,208
Lowe’s Cos., Inc., 3.13%, 09/15/24	400,000	427,277
6.50%, 03/15/29	236,000	320,445
5.80%, 10/15/36	300,000	392,923
5.00%, 09/15/43	250,000	304,606

		4,673,523

Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc., 1.55%, 02/07/20	750,000	756,764
2.00%, 05/06/20	750,000	766,772
1.55%, 08/04/21	1,000,000	998,268
2.50%, 02/09/25	595,000	602,261
3.25%, 02/23/26	1,130,000	1,201,086
2.45%, 08/04/26	375,000	375,367
3.85%, 05/04/43	750,000	766,493
4.38%, 05/13/45	355,000	391,707
4.65%, 02/23/46	460,000	530,806
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 06/15/21(d)	500,000	522,560
6.02%, 06/15/26(d)	975,000	1,068,895
8.35%, 07/15/46(d)	500,000	598,676
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(d)	750,000	786,917
4.90%, 10/15/25(d)	500,000	533,653
6.35%, 10/15/45(d)	250,000	257,986
HP, Inc., 3.75%, 12/01/20	291,000	306,562
4.65%, 12/09/21	600,000	657,669
NetApp, Inc., 3.38%, 06/15/21(b)	210,000	219,814
Seagate HDD Cayman, 3.75%, 11/15/18	675,000	693,546
5.75%, 12/01/34	175,000	145,834

		12,181,636

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	125,000	137,667
NIKE, Inc., 3.88%, 11/01/45	250,000	274,058
VF Corp., 3.50%, 09/01/21	200,000	215,212

		626,937

Thrifts & Mortgage Finance 0.0%†
BPCE SA, 4.00%, 04/15/24	475,000	520,487

Tobacco 0.2%
Altria Group, Inc., 9.25%, 08/06/19	155,000	188,297
2.63%, 01/14/20	350,000	362,074

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Tobacco (continued)
Altria Group, Inc., (continued) 4.25%, 08/09/42	$250,000	$270,484
4.50%, 05/02/43	450,000	504,685
5.38%, 01/31/44	170,000	214,035
Philip Morris International, Inc., 5.65%, 05/16/18	400,000	427,771
2.63%, 03/06/23	1,000,000	1,027,990
6.38%, 05/16/38	460,000	643,005
3.88%, 08/21/42	250,000	258,974
Reynolds American, Inc., 4.45%, 06/12/25(b)	1,500,000	1,673,589
5.70%, 08/15/35	120,000	148,318

		5,719,222

Trading Companies & Distributors 0.0%†
Air Lease Corp., 3.38%, 01/15/19(b)	500,000	513,560
GATX Corp., 2.38%, 07/30/18	350,000	353,532

		867,092

Water Utilities 0.0%†
American Water Capital Corp., 4.30%, 09/01/45	500,000	572,904

Wireless Telecommunication Services 0.2%
America Movil SAB de CV, 5.00%, 03/30/20	500,000	549,473
3.13%, 07/16/22	750,000	767,883
6.38%, 03/01/35	177,000	216,078
6.13%, 03/30/40	350,000	417,364
Rogers Communications, Inc., 3.00%, 03/15/23	600,000	623,881
5.00%, 03/15/44	250,000	290,287
Vodafone Group plc, 2.95%, 02/19/23	250,000	256,818
7.88%, 02/15/30	206,000	285,816
4.38%, 02/19/43	500,000	500,866

		3,908,466

Total Corporate Bonds (cost $580,534,119)		615,294,789

Foreign Government Securities 2.1%

	Principal Amount	Market Value
CANADA 0.3%
Province of Quebec Canada, 7.50%, 09/15/29	578,000	870,063
Province of Ontario Canada, 1.20%, 02/14/18	500,000	501,130
3.00%, 07/16/18	250,000	258,396
2.00%, 09/27/18	750,000	762,871
2.00%, 01/30/19	1,000,000	1,017,059
1.88%, 05/21/20(b)	1,000,000	1,016,537
3.50%, 07/29/20	400,000	430,406
Canada Government International Bond, 1.13%, 03/19/18	500,000	501,975
1.63%, 02/27/19	750,000	761,683
Hydro-Quebec, 8.88%, 03/01/26	156,000	227,139
Export Development Canada, 1.00%, 06/15/18	1,000,000	1,001,241

		7,348,500

CHILE 0.0%†
Chile Government International Bond, 3.13%, 03/27/25	250,000	267,188

COLOMBIA 0.1%
Colombia Government International Bond, 4.38%, 07/12/21	1,150,000	1,245,450
7.38%, 09/18/37	225,000	303,188
5.63%, 02/26/44	500,000	578,750
5.00%, 06/15/45	500,000	541,250

		2,668,638

GERMANY 0.4%
KFW, 4.38%, 03/15/18	600,000	629,809
1.00%, 06/11/18	2,500,000	2,502,040
1.50%, 02/06/19	1,000,000	1,009,889
1.88%, 04/01/19	1,000,000	1,019,810
1.50%, 04/20/20	1,000,000	1,009,323
2.75%, 09/08/20	400,000	422,443
1.88%, 11/30/20	2,000,000	2,045,008
1.63%, 03/15/21	500,000	505,531
1.50%, 06/15/21	500,000	501,862

		9,645,715

HUNGARY 0.1%
Hungary Government International Bond, 5.38%, 03/25/24	1,000,000	1,161,290
7.63%, 03/29/41	250,000	392,150

		1,553,440

ISRAEL 0.0%†
Israel Government International Bond, 3.15%, 06/30/23	500,000	532,200

ITALY 0.1%
Italy Government International Bond, 6.88%, 09/27/23	251,000	313,876
5.38%, 06/15/33	541,000	659,959

		973,835

JAPAN 0.1%
Japan Bank for International Cooperation, 1.75%, 11/13/18	500,000	503,101
1.75%, 05/28/20	2,000,000	2,008,802

		2,511,903

MEXICO 0.3%
Mexico Government International Bond, 5.13%, 01/15/20(b)	1,000,000	1,111,500
3.50%, 01/21/21(b)	1,000,000	1,063,000
4.00%, 10/02/23	500,000	534,250
6.75%, 09/27/34	1,246,000	1,647,835
4.75%, 03/08/44	400,000	414,500
5.55%, 01/21/45	500,000	579,375
4.60%, 01/23/46	347,000	351,771
4.35%, 01/15/47	500,000	491,250
5.75%, 10/12/10	200,000	211,500
Petroleos Mexicanos, 5.63%, 01/23/46	500,000	436,150

		6,841,131

PANAMA 0.0%†
Panama Government International Bond, 6.70%, 01/26/36	250,000	341,250
4.30%, 04/29/53	500,000	531,250

		872,500

PERU 0.1%
Peruvian Government International Bond, 7.13%, 03/30/19(b)	1,840,000	2,106,800
8.75%, 11/21/33(b)	500,000	811,250

		2,918,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount	Market Value
PHILIPPINES 0.2%
Philippine Government International Bond, 6.50%, 01/20/20(b)	$1,500,000	$1,728,770
9.50%, 02/02/30	500,000	861,450
7.75%, 01/14/31	500,000	779,364
6.38%, 10/23/34(b)	500,000	726,741

		4,096,325

POLAND 0.1%
Poland Government International Bond, 6.38%, 07/15/19	750,000	843,750
5.13%, 04/21/21	200,000	226,081
5.00%, 03/23/22	300,000	342,138
4.00%, 01/22/24	500,000	552,500

		1,964,469

SOUTH AFRICA 0.1%
South Africa Government International Bond, 4.67%, 01/17/24(b)	500,000	528,150
6.25%, 03/08/41(b)	200,000	241,050
5.38%, 07/24/44(b)	250,000	271,625

		1,040,825

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 1.75%, 05/26/19	500,000	504,186
4.00%, 01/29/21	600,000	654,863
5.00%, 04/11/22	500,000	582,699
Korea Development Bank, 4.63%, 11/16/21	200,000	227,762
3.00%, 01/13/26	500,000	530,525
Korea International Bond, 5.63%, 11/03/25	300,000	391,260
4.13%, 06/10/44(b)	250,000	333,469

		3,224,764

SWEDEN 0.0%†
Svensk Exportkredit AB, 1.25%, 04/12/19	500,000	500,703

URUGUAY 0.1%
Uruguay Government International Bond, 4.50%, 08/14/24(b)	650,000	715,812
4.38%, 10/27/27	500,000	538,125
5.10%, 06/18/50	350,000	363,125

		1,617,062

Total Foreign Government Securities (cost $46,178,854)		48,577,248

Investment Company 2.4%

	Principal Amount	Market Value
Money Market Fund 2.4%
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44%, (f)	56,170,589	56,170,589

Total Investment Company (cost $56,170,589)		56,170,589

Mortgage-Backed Securities 27.4%

	Principal Amount	Market Value
FHLMC Gold Pool
Pool# E86533 6.00%, 12/01/16	$38	$38
Pool# E87584 6.00%, 01/01/17	37	37
Pool# E86995 6.50%, 01/01/17	206	206
Pool# E87291 6.50%, 01/01/17	127	127
Pool# E88076 6.00%, 02/01/17	107	108
Pool# E88055 6.50%, 02/01/17	1,503	1,509
Pool# E88134 6.00%, 03/01/17	74	74
Pool# E88729 6.00%, 04/01/17	362	363
Pool# E89149 6.00%, 04/01/17	110	110
Pool# E89151 6.00%, 04/01/17	356	357
Pool# E89217 6.00%, 04/01/17	299	301
Pool# E89222 6.00%, 04/01/17	238	238
Pool# E89347 6.00%, 04/01/17	47	48
Pool# E89496 6.00%, 04/01/17	236	238
Pool# E89203 6.50%, 04/01/17	175	176
Pool# E89530 6.00%, 05/01/17	618	623
Pool# E89909 6.00%, 05/01/17	269	270
Pool# B15071 6.00%, 06/01/17	1,116	1,119
Pool# E01157 6.00%, 06/01/17	921	932
Pool# E90194 6.00%, 06/01/17	199	201
Pool# E90313 6.00%, 06/01/17	96	97
Pool# E90645 6.00%, 07/01/17	730	734
Pool# G18007 6.00%, 07/01/19	4,580	4,764
Pool# B16087 6.00%, 08/01/19	28,073	29,143
Pool# J00935 5.00%, 12/01/20	9,111	9,359
Pool# J00854 5.00%, 01/01/21	10,777	11,071
Pool# J01279 5.50%, 02/01/21	7,222	7,671
Pool# J01570 5.50%, 04/01/21	5,842	6,172
Pool# J01771 5.00%, 05/01/21	8,991	9,236
Pool# J06015 5.00%, 05/01/21	32,956	33,854
Pool# G18122 5.00%, 06/01/21	15,029	15,991
Pool# J01980 6.00%, 06/01/21	11,153	11,180
Pool# J03074 5.00%, 07/01/21	10,320	10,827
Pool# J03028 5.50%, 07/01/21	1,941	2,021
Pool# C90719 5.00%, 10/01/23	406,560	450,198
Pool# J09912 4.00%, 06/01/24	872,181	922,843
Pool# C00351 8.00%, 07/01/24	514	582
Pool# G13900 5.00%, 12/01/24	138,156	143,896

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# D60780 8.00%, 06/01/25	$2,341	$2,616
Pool# G30267 5.00%, 08/01/25	128,330	142,105
Pool# E02746 3.50%, 11/01/25	482,298	509,864
Pool# J13883 3.50%, 12/01/25	1,007,802	1,080,912
Pool# J14732 4.00%, 03/01/26	459,624	487,795
Pool# E02896 3.50%, 05/01/26	546,272	580,575
Pool# J18127 3.00%, 03/01/27	440,272	462,615
Pool# J18702 3.00%, 03/01/27	487,387	512,154
Pool# J19106 3.00%, 05/01/27	193,656	203,861
Pool# J20471 3.00%, 09/01/27	818,691	860,368
Pool# D82854 7.00%, 10/01/27	1,542	1,699
Pool# G14609 3.00%, 11/01/27	1,154,649	1,213,491
Pool# C00566 7.50%, 12/01/27	1,856	2,167
Pool# G15100 2.50%, 07/01/28	421,181	436,858
Pool# C00678 7.00%, 11/01/28	2,189	2,604
Pool# C18271 7.00%, 11/01/28	2,647	2,967
Pool# C00836 7.00%, 07/01/29	1,024	1,214
Pool# C31282 7.00%, 09/01/29	110	116
Pool# C31285 7.00%, 09/01/29	2,630	3,035
Pool# A18212 7.00%, 11/01/29	45,344	48,507
Pool# C32914 8.00%, 11/01/29	3,249	3,546
Pool# G18536 2.50%, 01/01/30	6,519,491	6,761,379
Pool# C37436 8.00%, 01/01/30	2,928	3,660
Pool# C36306 7.00%, 02/01/30	756	791
Pool# C36429 7.00%, 02/01/30	752	782
Pool# C00921 7.50%, 02/01/30	2,063	2,406
Pool# G01108 7.00%, 04/01/30	829	965
Pool# C37703 7.50%, 04/01/30	1,451	1,647
Pool# G18552 3.00%, 05/01/30	2,397,042	2,518,687
Pool# U49055 3.00%, 06/01/30	236,188	249,379
Pool# J32243 3.00%, 07/01/30	1,326,685	1,397,045
Pool# J32255 3.00%, 07/01/30	282,871	297,833
Pool# J32257 3.00%, 07/01/30	321,970	339,695
Pool# C41561 8.00%, 08/01/30	2,268	2,401
Pool# C01051 8.00%, 09/01/30	3,424	3,998
Pool# C43550 7.00%, 10/01/30	4,769	5,389
Pool# C44017 7.50%, 10/01/30	536	549
Pool# C43967 8.00%, 10/01/30	38,093	41,643
Pool# C44957 8.00%, 11/01/30	3,514	4,091
Pool# G18578 3.00%, 12/01/30	747,332	785,258
Pool# J33315 3.00%, 12/01/30	302,171	317,506
Pool# J33361 3.00%, 12/01/30	775,136	814,472
Pool# C01103 7.50%, 12/01/30	1,533	1,920
Pool# C46932 7.50%, 01/01/31	770	806
Pool# G18587 3.00%, 02/01/31	579,399	608,802
Pool# C47287 7.50%, 02/01/31	1,665	1,735
Pool# G18592 3.00%, 03/01/31	631,799	663,861
Pool# C48206 7.50%, 03/01/31	2,037	2,044
Pool# C91366 4.50%, 04/01/31	185,280	203,380
Pool# G18601 3.00%, 05/01/31	380,848	400,225
Pool# G18605 3.00%, 06/01/31	224,869	236,339
Pool# J34627 3.00%, 06/01/31	37,049	38,929
Pool# C91377 4.50%, 06/01/31	96,462	105,848
Pool# C53324 7.00%, 06/01/31	1,881	2,005
Pool# C01209 8.00%, 06/01/31	1,316	1,532
Pool# C55071 7.50%, 07/01/31	724	748
Pool# G01309 7.00%, 08/01/31	2,656	3,225
Pool# C01222 7.00%, 09/01/31	1,754	2,062
Pool# G01311 7.00%, 09/01/31	16,496	19,537
Pool# G01315 7.00%, 09/01/31	583	676
Pool# C58647 7.00%, 10/01/31	331	339
Pool# C60012 7.00%, 11/01/31	913	956
Pool# C61298 8.00%, 11/01/31	3,043	3,145
Pool# C61105 7.00%, 12/01/31	6,465	6,936
Pool# C01305 7.50%, 12/01/31	1,130	1,267
Pool# C62218 7.00%, 01/01/32	2,907	2,974
Pool# C63171 7.00%, 01/01/32	7,242	7,975
Pool# C64121 7.50%, 02/01/32	2,275	2,356
Pool# D99004 3.50%, 03/01/32	247,492	264,561
Pool# G30577 3.50%, 04/01/32	586,824	627,289
Pool# C01345 7.00%, 04/01/32	9,899	11,803
Pool# G01391 7.00%, 04/01/32	28,066	33,180
Pool# C65717 7.50%, 04/01/32	4,842	4,982
Pool# C01370 8.00%, 04/01/32	3,777	4,433

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# C66916 7.00%, 05/01/32	$20,161	$23,248
Pool# C67235 7.00%, 05/01/32	7,956	8,252
Pool# C01381 8.00%, 05/01/32	18,833	22,468
Pool# C68290 7.00%, 06/01/32	3,015	3,234
Pool# C68300 7.00%, 06/01/32	13,231	15,137
Pool# D99266 3.50%, 07/01/32	403,790	431,641
Pool# G01449 7.00%, 07/01/32	18,268	21,240
Pool# C68988 7.50%, 07/01/32	3,481	3,493
Pool# C69908 7.00%, 08/01/32	29,055	32,894
Pool# C70211 7.00%, 08/01/32	14,298	14,858
Pool# C91558 3.50%, 09/01/32	100,722	107,499
Pool# G01536 7.00%, 03/01/33	20,513	25,128
Pool# G30642 3.00%, 05/01/33	231,044	243,147
Pool# G30646 3.00%, 05/01/33	502,385	528,612
Pool# K90535 3.00%, 05/01/33	106,451	112,421
Pool# A16419 6.50%, 11/01/33	17,856	20,456
Pool# C01806 7.00%, 01/01/34	13,908	14,737
Pool# A21356 6.50%, 04/01/34	71,398	83,045
Pool# C01851 6.50%, 04/01/34	45,150	51,726
Pool# A22067 6.50%, 05/01/34	64,647	77,856
Pool# A24301 6.50%, 05/01/34	94,417	110,270
Pool# A24988 6.50%, 07/01/34	12,982	14,873
Pool# G01741 6.50%, 10/01/34	20,800	24,263
Pool# G08023 6.50%, 11/01/34	43,576	53,487
Pool# A33137 6.50%, 01/01/35	13,179	15,098
Pool# G01947 7.00%, 05/01/35	23,904	28,959
Pool# G08073 5.50%, 08/01/35	232,480	264,602
Pool# A37135 5.50%, 09/01/35	422,870	480,149
Pool# A47368 5.00%, 10/01/35	270,893	304,179
Pool# A38255 5.50%, 10/01/35	300,470	338,781
Pool# A38531 5.50%, 10/01/35	445,438	505,572
Pool# G08088 6.50%, 10/01/35	160,784	196,574
Pool# A39759 5.50%, 11/01/35	25,959	29,491
Pool# A40376 5.50%, 12/01/35	17,433	19,765
Pool# A42305 5.50%, 01/01/36	54,035	61,438
Pool# A41548 7.00%, 01/01/36	20,234	21,708
Pool# G08111 5.50%, 02/01/36	352,098	399,018
Pool# A43861 5.50%, 03/01/36	114,678	130,081
Pool# A43884 5.50%, 03/01/36	321,345	360,373
Pool# A43885 5.50%, 03/01/36	396,394	457,859
Pool# A43886 5.50%, 03/01/36	683,046	792,754
Pool# A48378 5.50%, 03/01/36	247,057	280,848
Pool# G08116 5.50%, 03/01/36	64,324	73,067
Pool# A48735 5.50%, 05/01/36	14,896	16,705
Pool# A53039 6.50%, 10/01/36	140,518	160,981
Pool# A53219 6.50%, 10/01/36	17,401	19,936
Pool# G05254 5.00%, 01/01/37	233,746	261,087
Pool# G04331 5.00%, 02/01/37	216,423	241,275
Pool# G05941 6.00%, 02/01/37	1,124,392	1,303,868
Pool# G03620 6.50%, 10/01/37	6,242	7,151
Pool# G03721 6.00%, 12/01/37	102,979	117,961
Pool# G03969 6.00%, 02/01/38	115,075	131,814
Pool# G04913 5.00%, 03/01/38	389,654	433,511
Pool# G05299 4.50%, 06/01/38	392,094	430,782
Pool# G04581 6.50%, 08/01/38	210,321	242,661
Pool# A81674 6.00%, 09/01/38	467,777	534,736
Pool# A85442 5.00%, 03/01/39	289,091	320,121
Pool# G05459 5.50%, 05/01/39	3,199,954	3,593,445
Pool# G05535 4.50%, 07/01/39	1,221,614	1,339,651
Pool# A89500 4.50%, 10/01/39	164,963	180,540
Pool# A91165 5.00%, 02/01/40	5,467,106	6,072,925
Pool# G60342 4.50%, 05/01/42	1,161,088	1,274,780
Pool# G60195 4.00%, 06/01/42	1,405,980	1,514,082
Pool# Q08977 4.00%, 06/01/42	201,078	215,690
Pool# Q11087 4.00%, 09/01/42	341,220	366,282
Pool# G07158 3.50%, 10/01/42	1,141,232	1,207,585
Pool# G07163 3.50%, 10/01/42	525,638	559,439
Pool# Q11532 3.50%, 10/01/42	381,573	403,864
Pool# Q12051 3.50%, 10/01/42	392,640	415,528
Pool# C09020 3.50%, 11/01/42	1,060,040	1,122,182
Pool# G07264 3.50%, 12/01/42	1,126,753	1,192,343
Pool# Q14292 3.50%, 01/01/43	212,938	226,839
Pool# Q15884 3.00%, 02/01/43	1,262,587	1,314,782
Pool# Q16470 3.00%, 03/01/43	2,204,931	2,311,101
Pool# V80002 2.50%, 04/01/43	785,978	792,747
Pool# Q16915 3.00%, 04/01/43	733,941	769,282

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# Q17675 3.50%, 04/01/43	$953,766	$1,009,414
Pool# Q18523 3.50%, 05/01/43	1,963,310	2,071,011
Pool# Q18751 3.50%, 06/01/43	2,072,728	2,193,889
Pool# G07410 3.50%, 07/01/43	373,376	400,278
Pool# G07459 3.50%, 08/01/43	1,434,277	1,518,386
Pool# G60038 3.50%, 01/01/44	2,861,831	3,029,515
Pool# Q26869 4.00%, 06/01/44	1,832,695	1,982,910
Pool# G07946 4.00%, 07/01/44	50,540	54,652
Pool# Q28607 3.50%, 09/01/44	629,129	670,313
Pool# Q30833 4.00%, 01/01/45	84,358	90,516
Pool# G60400 4.50%, 01/01/45	565,602	625,444
Pool# G08632 3.50%, 03/01/45	1,697,186	1,790,289
Pool# Q34165 4.00%, 06/01/45	769,170	826,293
Pool# Q34167 4.00%, 06/01/45	1,730,961	1,859,381
Pool# Q35136 3.50%, 08/01/45	888,803	937,560
Pool# G08660 4.00%, 08/01/45	3,077,875	3,301,225
Pool# Q35617 4.00%, 08/01/45	4,492,461	4,825,984
Pool# V81873 4.00%, 08/01/45	781,907	838,647
Pool# G08669 4.00%, 09/01/45	499,408	535,648
Pool# V81973 3.50%, 10/01/45	138,186	146,387
Pool# G08672 4.00%, 10/01/45	1,016,480	1,090,242
Pool# G08676 3.50%, 11/01/45	4,869,030	5,136,131
Pool# G08677 4.00%, 11/01/45	4,060,762	4,355,435
Pool# G08681 3.50%, 12/01/45	1,674,541	1,766,401
Pool# G08682 4.00%, 12/01/45	1,191,087	1,277,520
Pool# G60397 4.00%, 12/01/45	346,780	372,560
Pool# G08687 3.50%, 01/01/46	1,183,610	1,248,539
Pool# Q38199 3.50%, 01/01/46	38,618	40,788
Pool# Q38357 4.00%, 01/01/46	345,307	370,412
Pool# Q38477 4.50%, 01/01/46	45,268	49,714
Pool# Q38643 3.50%, 02/01/46	412,757	435,399
Pool# G08693 3.50%, 03/01/46	1,814,254	1,913,779
Pool# G08698 3.50%, 03/01/46	1,337,166	1,410,519
Pool# Q39004 3.50%, 03/01/46	96,328	101,612
Pool# Q39230 3.50%, 03/01/46	797,423	841,766
Pool# Q39434 3.50%, 03/01/46	408,983	431,630
Pool# G08699 4.00%, 03/01/46	585,872	629,195
Pool# Q39440 4.00%, 03/01/46	245,172	263,261
Pool# Q39378 4.50%, 03/01/46	200,968	220,107
Pool# G08702 3.50%, 04/01/46	2,100,155	2,215,476
Pool# Q40244 3.50%, 04/01/46	84,651	89,295
Pool# Q40089 4.00%, 04/01/46	555,206	595,602
Pool# G08704 4.50%, 04/01/46	129,962	142,671
Pool# Q40097 4.50%, 04/01/46	10,402	11,420
Pool# G60582 3.50%, 05/01/46	777,655	827,858
Pool# Q40524 3.50%, 05/01/46	47,036	49,631
Pool# Q40718 3.50%, 05/01/46	395,116	417,340
Pool# G08707 4.00%, 05/01/46	65,528	70,306
Pool# Q40649 4.00%, 05/01/46	79,551	85,441
Pool# G08708 4.50%, 05/01/46	83,061	91,230
Pool# Q40728 4.50%, 05/01/46	15,795	17,343
Pool# Q41208 3.50%, 06/01/46	1,965,164	2,074,849
Pool# G08713 4.50%, 06/01/46	102,335	112,417
Pool# Q41491 3.50%, 07/01/46	71,283	75,218
Pool# Q41860 3.50%, 07/01/46	128,013	135,079
Pool# Q41903 3.50%, 07/01/46	473,016	500,292
Pool# Q43062 3.50%, 07/01/46	33,374	35,299
Pool# Q41945 4.50%, 07/01/46	109,011	120,110
Pool# Q41947 4.50%, 07/01/46	39,441	43,380
Pool# G08716 3.50%, 08/01/46	1,581,603	1,670,935
Pool# Q42203 3.50%, 08/01/46	87,424	92,396
Pool# Q42304 3.50%, 08/01/46	37,933	40,027
Pool# Q42393 3.50%, 08/01/46	94,565	99,785
Pool# Q42596 3.50%, 08/01/46	443,134	468,251
Pool# G08720 4.50%, 08/01/46	53,075	58,348
Pool# Q42607 4.50%, 08/01/46	43,114	47,419
Pool# G08722 3.50%, 09/01/46	333,889	352,319
Pool# G08723 4.00%, 09/01/46	77,837	83,819
Pool# Q43184 4.50%, 09/01/46	270,441	298,363
Pool# G08728 4.00%, 10/01/46	239,338	257,938
FHLMC Gold Pool TBA
2.50%, 10/15/31	8,525,000	8,831,367
3.00%, 10/15/31	2,056,000	2,159,563
3.50%, 10/15/31	350,000	369,641
4.00%, 10/15/31	350,000	360,814
3.00%, 10/15/46	25,609,000	26,611,352
3.50%, 10/15/46	3,959,000	4,176,668
4.00%, 10/15/46	523,000	560,989
4.50%, 10/15/46	4,033,000	4,415,741
5.00%, 10/15/46	250,000	276,999
FHLMC Non Gold Pool
Pool# 1B8478 3.34%, 07/01/41(a)	455,842	480,210

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 ( (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Non Gold Pool (continued)
Pool# 2B0108 2.53%, 01/01/42(a)	$73,017	$76,681
Pool# 2B1381 1.79%, 06/01/43(a)	44,114	45,058
FNMA Pool
Pool# 826869 5.50%, 08/01/20	92,329	97,013
Pool# 835228 5.50%, 08/01/20	2,723	2,851
Pool# 825811 5.50%, 09/01/20	2,464	2,591
Pool# 839585 5.50%, 09/01/20	6,741	6,910
Pool# 811505 5.50%, 10/01/20	4,159	4,402
Pool# 838565 5.50%, 10/01/20	92,344	97,804
Pool# 840102 5.50%, 10/01/20	61,981	65,011
Pool# 841947 5.50%, 10/01/20	4,482	4,652
Pool# 843102 5.50%, 10/01/20	2,342	2,456
Pool# 839100 5.50%, 11/01/20	2,102	2,242
Pool# 830670 5.50%, 12/01/20	3,290	3,442
Pool# 788210 5.50%, 02/01/21	5,544	5,655
Pool# 867183 5.50%, 02/01/21	8,442	8,868
Pool# 811558 5.50%, 03/01/21	95,767	100,143
Pool# 870296 5.50%, 03/01/21	1,088	1,112
Pool# 878120 5.50%, 04/01/21	3,683	3,916
Pool# 811559 5.50%, 05/01/21	7,873	8,265
Pool# 879115 5.50%, 05/01/21	8,523	8,965
Pool# 885440 5.50%, 05/01/21	2,263	2,391
Pool# 845489 5.50%, 06/01/21	632	677
Pool# 880950 5.50%, 07/01/21	18,659	19,797
Pool# 870092 5.50%, 08/01/21	1,658	1,748
Pool# 896599 5.50%, 08/01/21	477	504
Pool# 903350 5.00%, 10/01/21	4,803	5,032
Pool# 894126 5.50%, 10/01/21	753	792
Pool# 902789 5.50%, 11/01/21	44,176	47,257
Pool# 901509 5.00%, 12/01/21	4,396	4,534
Pool# 906708 5.00%, 12/01/21	37,253	39,292
Pool# 928106 5.50%, 02/01/22	47,276	51,234
Pool# 914385 5.50%, 03/01/22	1,377	1,474
Pool# 913323 5.50%, 04/01/22	2,081	2,203
Pool# 899438 5.50%, 06/01/22	43,039	45,813
Pool# AA2549 4.00%, 04/01/24	255,940	269,318
Pool# 934863 4.00%, 06/01/24	482,097	511,721
Pool# AC1374 4.00%, 08/01/24	283,977	302,756
Pool# AC1529 4.50%, 09/01/24	775,028	832,261
Pool# AD0244 4.50%, 10/01/24	100,905	108,306
Pool# AD4089 4.50%, 05/01/25	580,467	624,059
Pool# 890216 4.50%, 07/01/25	182,761	194,988
Pool# AB1609 4.00%, 10/01/25	396,232	420,508
Pool# AH1361 3.50%, 12/01/25	385,092	408,877
Pool# AH1518 3.50%, 12/01/25	217,014	228,959
Pool# AH5616 3.50%, 02/01/26	1,089,774	1,149,673
Pool# AL0298 4.00%, 05/01/26	827,064	882,987
Pool# AB4277 3.00%, 01/01/27	1,207,233	1,268,698
Pool# AL1391 3.50%, 01/01/27	23,886	25,278
Pool# AP4746 3.00%, 08/01/27	328,131	346,004
Pool# AP4640 3.00%, 09/01/27	162,406	171,252
Pool# AP7855 3.00%, 09/01/27	1,532,547	1,616,073
Pool# AB6886 3.00%, 11/01/27	173,789	183,350
Pool# AB6887 3.00%, 11/01/27	352,529	371,611
Pool# AQ3758 3.00%, 11/01/27	182,137	192,062
Pool# AQ4532 3.00%, 11/01/27	225,110	237,383
Pool# AQ5096 3.00%, 11/01/27	443,249	467,351
Pool# AQ7406 3.00%, 11/01/27	157,072	165,654
Pool# AQ2884 3.00%, 12/01/27	154,163	162,580
Pool# AS0487 2.50%, 09/01/28	717,674	745,037
Pool# 930998 4.50%, 04/01/29	95,719	104,852
Pool# AL8077 3.50%, 12/01/29	56,772	59,838
Pool# AS4874 3.00%, 04/01/30	941,922	990,916
Pool# AS5412 2.50%, 07/01/30	375,676	389,476
Pool# AS5420 3.00%, 07/01/30	783,001	824,142
Pool# AL7152 3.50%, 07/01/30	1,103,415	1,175,044
Pool# AS5702 2.50%, 08/01/30	1,447,779	1,500,963
Pool# AZ4898 2.50%, 08/01/30	988,454	1,024,765
Pool# AS5560 3.00%, 08/01/30	630,118	661,711
Pool# AS5717 3.00%, 08/01/30	475,523	499,365
Pool# AY8448 3.00%, 08/01/30	2,697,388	2,832,630
Pool# AZ2953 3.00%, 09/01/30	2,692,062	2,827,037
Pool# AZ5718 3.00%, 09/01/30	2,636,993	2,769,207
Pool# AS6060 3.00%, 10/01/30	2,145,905	2,254,827
Pool# AZ9234 3.50%, 10/01/30	181,144	191,011
Pool# BA2993 3.00%, 11/01/30	542,520	569,939
Pool# AS6174 3.50%, 11/01/30	114,587	121,131

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# AS6272 2.50%, 12/01/30	$529,354	$548,800
Pool# AS6295 3.00%, 12/01/30	865,451	909,449
Pool# BA3545 3.00%, 12/01/30	447,093	469,753
Pool# AH1515 4.00%, 12/01/30	764,620	828,017
Pool# AD0716 6.50%, 12/01/30	2,312,318	2,698,411
Pool# BA6532 2.50%, 01/01/31	436,620	452,659
Pool# AB2121 4.00%, 01/01/31	112,714	122,027
Pool# MA0641 4.00%, 02/01/31	592,124	641,285
Pool# 560868 7.50%, 02/01/31	785	802
Pool# AS6799 3.00%, 03/01/31	744,311	782,289
Pool# BC0320 3.50%, 03/01/31	36,036	38,370
Pool# BC4410 3.50%, 03/01/31	76,041	80,435
Pool# 607212 7.50%, 10/01/31	12,913	14,829
Pool# MA0895 3.50%, 11/01/31	631,524	673,101
Pool# 607632 6.50%, 11/01/31	136	157
Pool# MA1029 3.50%, 04/01/32	482,173	514,111
Pool# 545556 7.00%, 04/01/32	7,504	8,922
Pool# AO2565 3.50%, 05/01/32	198,474	211,987
Pool# 545605 7.00%, 05/01/32	10,161	12,262
Pool# AO5103 3.50%, 06/01/32	445,757	476,144
Pool# MA1107 3.50%, 07/01/32	65,616	69,967
Pool# 651361 7.00%, 07/01/32	3,960	4,289
Pool# AP1990 3.50%, 08/01/32	229,062	245,056
Pool# AP1997 3.50%, 08/01/32	121,264	129,754
Pool# AO7202 3.50%, 09/01/32	512,514	548,414
Pool# MA1166 3.50%, 09/01/32	380,477	405,731
Pool# 661664 7.50%, 09/01/32	18,114	18,600
Pool# AP3673 3.50%, 10/01/32	400,419	428,470
Pool# AB6962 3.50%, 11/01/32	576,258	616,495
Pool# AQ3343 3.50%, 11/01/32	343,682	367,764
Pool# 555346 5.50%, 04/01/33	101,157	116,191
Pool# 713560 5.50%, 04/01/33	11,615	13,155
Pool# 694846 6.50%, 04/01/33	16,288	18,762
Pool# 701261 7.00%, 04/01/33	629	682
Pool# AB9300 3.00%, 05/01/33	193,072	204,174
Pool# AB9402 3.00%, 05/01/33	528,330	557,897
Pool# AB9403 3.00%, 05/01/33	233,878	246,030
Pool# 555421 5.00%, 05/01/33	2,455,853	2,761,665
Pool# 555684 5.50%, 07/01/33	20,505	23,119
Pool# 720087 5.50%, 07/01/33	434,261	493,853
Pool# 728721 5.50%, 07/01/33	63,921	72,677
Pool# MA1527 3.00%, 08/01/33	2,183,741	2,294,312
Pool# 743235 5.50%, 10/01/33	39,188	44,603
Pool# 750229 6.50%, 10/01/33	35,531	40,926
Pool# 755872 5.50%, 12/01/33	450,755	510,834
Pool# 725221 5.50%, 01/01/34	10,232	11,619
Pool# 725223 5.50%, 03/01/34	1,104	1,256
Pool# 725228 6.00%, 03/01/34	941,664	1,094,603
Pool# 725425 5.50%, 04/01/34	594,771	675,491
Pool# 725423 5.50%, 05/01/34	57,931	65,886
Pool# 725594 5.50%, 07/01/34	243,578	276,999
Pool# 788027 6.50%, 09/01/34	26,584	30,621
Pool# 807310 7.00%, 11/01/34	3,894	4,258
Pool# 735141 5.50%, 01/01/35	764,296	870,168
Pool# 889852 5.50%, 05/01/35	21,699	24,644
Pool# 256023 6.00%, 12/01/35	737,088	846,519
Pool# 745418 5.50%, 04/01/36	128,568	145,827
Pool# 745516 5.50%, 05/01/36	72,231	81,885
Pool# 889745 5.50%, 06/01/36	11,939	13,583
Pool# 888635 5.50%, 09/01/36	271,476	308,668
Pool# 995065 5.50%, 09/01/36	437,624	497,430
Pool# 995024 5.50%, 08/01/37	163,403	185,802
Pool# 995050 6.00%, 09/01/37	1,558,681	1,788,307
Pool# 955194 7.00%, 11/01/37	176,231	195,703
Pool# 928940 7.00%, 12/01/37	66,847	73,193
Pool# 990810 7.00%, 10/01/38	127,430	146,543
Pool# AC9890 2.81%, 04/01/40(a)	2,537,216	2,671,298
Pool# AC9895 2.81%, 04/01/40(a)	901,603	957,666
Pool# AD8536 5.00%, 08/01/40	582,026	647,291
Pool# AB1735 3.50%, 11/01/40	15,524	16,460
Pool# AE9747 4.50%, 12/01/40	1,567,779	1,720,668
Pool# 932888 3.50%, 01/01/41	373,380	402,694
Pool# 932891 3.50%, 01/01/41	64,555	69,426
Pool# AB2067 3.50%, 01/01/41	610,189	651,161
Pool# AB2068 3.50%, 01/01/41	340,361	362,244

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# AL3650 5.00%, 02/01/41	$45,176	$50,426
Pool# AL6521 5.00%, 04/01/41	2,585,375	2,923,021
Pool# AL0390 5.00%, 05/01/41	1,131,903	1,265,275
Pool# AL5863 4.50%, 06/01/41	5,485,848	6,037,978
Pool# AJ1249 3.31%, 09/01/41(a)	540,352	562,601
Pool# AI9851 4.50%, 09/01/41	85,705	94,005
Pool# AL0761 5.00%, 09/01/41	326,061	363,584
Pool# AJ5431 4.50%, 10/01/41	193,473	212,733
Pool# AJ4861 4.00%, 12/01/41	318,286	342,976
Pool# AL2499 4.50%, 01/01/42	81,242	89,315
Pool# AX5316 4.50%, 01/01/42	167,777	184,392
Pool# AK0714 2.43%, 02/01/42(a)	167,320	177,221
Pool# AW8167 3.50%, 02/01/42	2,140,562	2,265,562
Pool# AB5185 3.50%, 05/01/42	866,922	918,025
Pool# AO3575 4.50%, 05/01/42	64,950	71,147
Pool# AO4647 3.50%, 06/01/42	1,519,487	1,608,547
Pool# AO8036 4.50%, 07/01/42	1,390,621	1,528,299
Pool# AP2092 4.50%, 08/01/42	46,217	50,626
Pool# AP6579 3.50%, 09/01/42	1,402,543	1,485,280
Pool# AB6524 3.50%, 10/01/42	2,517,433	2,666,228
Pool# AB7074 3.00%, 11/01/42	1,447,988	1,508,685
Pool# AB6786 3.50%, 11/01/42	1,102,409	1,163,029
Pool# AL2677 3.50%, 11/01/42	1,364,003	1,455,623
Pool# MA1273 3.50%, 12/01/42	775,930	822,866
Pool# AR4210 3.50%, 01/01/43	351,751	372,518
Pool# AT4982 1.91%, 04/01/43(a)	92,705	94,863
Pool# AR8213 3.50%, 04/01/43	389,074	413,803
Pool# AB9236 3.00%, 05/01/43	377,929	395,726
Pool# AB9237 3.00%, 05/01/43	1,229,105	1,285,489
Pool# AB9238 3.00%, 05/01/43	1,669,635	1,745,607
Pool# AB9362 3.50%, 05/01/43	1,929,303	2,056,121
Pool# AT4250 2.05%, 06/01/43(a)	174,777	178,921
Pool# AT4145 3.00%, 06/01/43	474,180	495,788
Pool# AB9814 3.00%, 07/01/43	1,597,990	1,670,803
Pool# AT6871 3.00%, 07/01/43	243,894	254,045
Pool# AS0203 3.00%, 08/01/43	1,094,821	1,144,709
Pool# AS0255 4.50%, 08/01/43	582,973	639,892
Pool# AL4471 4.00%, 09/01/43	842,437	919,214
Pool# AL6951 3.50%, 10/01/43	1,263,616	1,337,795
Pool# AS2276 4.50%, 04/01/44	1,168,693	1,281,053
Pool# AL7767 4.50%, 06/01/44	112,314	123,067
Pool# AS3161 4.00%, 08/01/44	2,936,230	3,154,404
Pool# BC5090 4.00%, 10/01/44	395,196	424,561
Pool# AS3946 4.00%, 12/01/44	2,580,971	2,812,116
Pool# AS4375 4.00%, 02/01/45	1,107,727	1,216,746
Pool# AS4418 4.00%, 02/01/45	1,651,746	1,814,291
Pool# AX9524 4.00%, 02/01/45	2,355,569	2,589,213
Pool# AY1312 3.50%, 03/01/45	4,312,359	4,598,964
Pool# AS4921 3.50%, 05/01/45	2,183,341	2,322,828
Pool# AS5012 4.00%, 05/01/45	3,153,483	3,463,838
Pool# AZ2323 4.00%, 07/01/45	1,420,995	1,539,497
Pool# AS5668 4.00%, 08/01/45	2,266,268	2,435,862
Pool# AZ0968 4.00%, 08/01/45	1,216,061	1,306,419
Pool# AZ5682 4.00%, 08/01/45	1,128,803	1,222,959
Pool# AS5776 4.00%, 09/01/45	2,078,780	2,233,242
Pool# AZ2947 4.00%, 09/01/45	1,306,423	1,403,496
Pool# MA2436 4.50%, 10/01/45	215,205	235,922
Pool# BA2164 3.00%, 11/01/45	341,702	355,463
Pool# AS6197 3.50%, 11/01/45	182,149	192,768
Pool# MA2458 4.00%, 11/01/45	1,875,641	2,015,009
Pool# AS6282 3.50%, 12/01/45	3,144,905	3,345,599
Pool# AS6311 3.50%, 12/01/45	5,042,645	5,319,530
Pool# BC0326 3.50%, 12/01/45	2,810,432	2,964,749
Pool# AS6400 4.00%, 12/01/45	2,177,772	2,340,938
Pool# BA6587 3.50%, 01/01/46	1,673,111	1,764,979
Pool# AS6527 4.00%, 01/01/46	787,092	845,577
Pool# BC0178 4.50%, 01/01/46	23,683	26,003
Pool# BA3123 3.50%, 02/01/46	54,756	57,763
Pool# BC1158 3.50%, 02/01/46	209,691	221,204
Pool# BC0605 4.00%, 02/01/46	98,244	105,544
Pool# BC2667 4.00%, 02/01/46	124,229	133,460
Pool# AS6763 3.50%, 03/01/46	6,475,147	6,830,688
Pool# AS6833 3.50%, 03/01/46	80,148	84,578
Pool# BA4018 3.50%, 03/01/46	1,291,999	1,362,940
Pool# BC0300 3.50%, 03/01/46	3,190,158	3,365,325

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# BC0307 3.50%, 03/01/46	$2,711,571	$2,860,459
Pool# BC2679 3.50%, 03/01/46	94,727	99,928
Pool# AS6795 4.00%, 03/01/46	680,717	731,804
Pool# AS6848 4.00%, 03/01/46	552,334	593,786
Pool# BA6972 4.00%, 03/01/46	194,162	208,734
Pool# BC0288 4.00%, 03/01/46	81,918	88,066
Pool# BC0298 4.00%, 03/01/46	1,055,668	1,134,108
Pool# BC0289 4.50%, 03/01/46	111,332	122,235
Pool# BC0311 4.50%, 03/01/46	25,009	27,458
Pool# AS7043 3.50%, 04/01/46	5,043,340	5,320,262
Pool# AS7077 3.50%, 04/01/46	1,490,297	1,572,621
Pool# BA7692 3.50%, 04/01/46	27,277	29,139
Pool# BC0823 3.50%, 04/01/46	562,639	595,525
Pool# BC0825 3.50%, 04/01/46	962,642	1,015,499
Pool# BC4991 3.50%, 04/01/46	543,081	573,064
Pool# BC8396 3.50%, 04/01/46	399,188	421,231
Pool# MA2578 3.50%, 04/01/46	546,642	576,700
Pool# AS6996 4.00%, 04/01/46	2,887,210	3,103,889
Pool# AS7026 4.00%, 04/01/46	548,028	589,185
Pool# AS7039 4.50%, 04/01/46	410,974	451,220
Pool# BC0787 4.50%, 04/01/46	65,216	71,603
Pool# AS7171 3.50%, 05/01/46	220,956	233,870
Pool# BA7710 3.50%, 05/01/46	89,054	93,977
Pool# BC1809 3.50%, 05/01/46	417,510	440,528
Pool# AS7108 4.00%, 05/01/46	2,004,479	2,156,141
Pool# AS7251 4.00%, 05/01/46	71,713	77,139
Pool# BC1162 4.50%, 06/01/46	83,868	92,055
Pool# AS7490 3.50%, 07/01/46	252,877	269,215
Pool# AL8858 4.00%, 07/01/46	137,154	147,691
Pool# BC1452 4.00%, 07/01/46	3,644,236	3,919,603
Pool# BC9501 3.50%, 08/01/46	62,009	65,443
Pool# BD4890 3.50%, 08/01/46	2,831,803	2,988,588
Pool# BD3911 4.00%, 08/01/46	61,185	65,736
Pool# BD3923 4.00%, 08/01/46	36,784	39,624
Pool# AS7770 4.50%, 08/01/46	182,233	200,555
Pool# BC2825 4.50%, 09/01/46	218,439	240,839
FNMA Pool TBA
2.50%, 10/25/31	16,336,000	16,920,086
3.00%, 10/25/31	9,663	10,145
3.50%, 10/25/31	1,411,000	1,487,503
4.00%, 10/25/31	1,378,000	1,422,139
4.50%, 10/25/31	665,000	681,626
5.00%, 10/25/31	35,000	35,897
2.50%, 10/25/46	955,000	963,375
3.00%, 10/25/46	43,062,000	44,755,883
3.50%, 10/25/46	4,038,000	4,260,721
4.00%, 10/25/46	3,203,000	3,439,972
4.50%, 10/25/46	6,078,000	6,656,215
5.00%, 10/25/46	932,000	1,035,194
5.50%, 10/25/46	950,000	1,070,531
GNMA I Pool
Pool# 279461 9.00%, 11/15/19	376	382
Pool# 376510 7.00%, 05/15/24	1,638	1,796
Pool# 457801 7.00%, 08/15/28	3,255	3,607
Pool# 486936 6.50%, 02/15/29	2,084	2,462
Pool# 502969 6.00%, 03/15/29	6,507	7,481
Pool# 487053 7.00%, 03/15/29	2,808	3,167
Pool# 781014 6.00%, 04/15/29	5,215	6,111
Pool# 509099 7.00%, 06/15/29	3,800	3,923
Pool# 470643 7.00%, 07/15/29	14,937	15,958
Pool# 434505 7.50%, 08/15/29	114	119
Pool# 416538 7.00%, 10/15/29	273	274
Pool# 524269 8.00%, 11/15/29	7,808	7,929
Pool# 781124 7.00%, 12/15/29	13,952	17,024
Pool# 507396 7.50%, 09/15/30	50,674	53,599
Pool# 531352 7.50%, 09/15/30	4,608	4,969
Pool# 536334 7.50%, 10/15/30	210	216
Pool# 540659 7.00%, 01/15/31	958	977
Pool# 486019 7.50%, 01/15/31	2,115	2,423
Pool# 535388 7.50%, 01/15/31	659	677
Pool# 537406 7.50%, 02/15/31	464	471
Pool# 528589 6.50%, 03/15/31	38,756	44,694
Pool# 508473 7.50%, 04/15/31	6,570	7,449
Pool# 544470 8.00%, 04/15/31	3,281	3,325
Pool# 781287 7.00%, 05/15/31	6,707	8,110
Pool# 549742 7.00%, 07/15/31	1,038	1,038
Pool# 781319 7.00%, 07/15/31	2,071	2,531
Pool# 485879 7.00%, 08/15/31	10,311	11,541
Pool# 572554 6.50%, 09/15/31	52,680	60,751
Pool# 555125 7.00%, 09/15/31	847	862
Pool# 781328 7.00%, 09/15/31	6,628	8,117
Pool# 550991 6.50%, 10/15/31	1,307	1,508

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
GNMA I Pool (continued)
Pool# 571267 7.00%, 10/15/31	$1,291	$1,487
Pool# 574837 7.50%, 11/15/31	2,543	2,619
Pool# 555171 6.50%, 12/15/31	1,487	1,715
Pool# 781380 7.50%, 12/15/31	1,982	2,445
Pool# 781481 7.50%, 01/15/32	10,092	12,230
Pool# 580972 6.50%, 02/15/32	218	251
Pool# 781401 7.50%, 02/15/32	5,800	7,312
Pool# 781916 6.50%, 03/15/32	109,884	130,687
Pool# 552474 7.00%, 03/15/32	7,360	8,593
Pool# 781478 7.50%, 03/15/32	3,862	4,829
Pool# 781429 8.00%, 03/15/32	6,534	8,345
Pool# 781431 7.00%, 04/15/32	24,426	30,086
Pool# 568715 7.00%, 05/15/32	46,877	49,479
Pool# 552616 7.00%, 06/15/32	46,441	53,257
Pool# 570022 7.00%, 07/15/32	28,030	34,807
Pool# 595077 6.00%, 10/15/32	12,288	14,426
Pool# 596657 7.00%, 10/15/32	5,051	5,245
Pool# 552903 6.50%, 11/15/32	181,043	208,784
Pool# 552952 6.00%, 12/15/32	13,409	15,567
Pool# 588192 6.00%, 02/15/33	10,339	12,106
Pool# 602102 6.00%, 02/15/33	17,419	19,955
Pool# 553144 5.50%, 04/15/33	45,715	52,295
Pool# 604243 6.00%, 04/15/33	20,045	23,282
Pool# 611526 6.00%, 05/15/33	9,906	11,348
Pool# 553320 6.00%, 06/15/33	46,606	54,720
Pool# 573916 6.00%, 11/15/33	39,026	44,709
Pool# 604788 6.50%, 11/15/33	114,708	132,284
Pool# 604875 6.00%, 12/15/33	45,726	53,111
Pool# 781688 6.00%, 12/15/33	61,531	72,092
Pool# 781690 6.00%, 12/15/33	24,537	28,803
Pool# 781699 7.00%, 12/15/33	10,054	11,973
Pool# 621856 6.00%, 01/15/34	38,290	43,865
Pool# 564799 6.00%, 03/15/34	95,177	109,639
Pool# 630038 6.50%, 08/15/34	97,632	112,591
Pool# 781804 6.00%, 09/15/34	70,133	82,375
Pool# 781847 6.00%, 12/15/34	55,656	65,341
Pool# 486921 5.50%, 02/15/35	20,332	23,194
Pool# 781902 6.00%, 02/15/35	56,126	64,594
Pool# 781933 6.00%, 06/15/35	8,627	10,021
Pool# 649510 5.50%, 10/15/35	322,507	369,449
Pool# 649513 5.50%, 10/15/35	566,261	647,912
Pool# 652207 5.50%, 03/15/36	140,501	160,259
Pool# 652539 5.00%, 05/15/36	28,257	31,721
Pool# 655519 5.00%, 05/15/36	55,208	61,541
Pool# 606308 5.50%, 05/15/36	52,994	60,565
Pool# 606314 5.50%, 05/15/36	13,834	15,636
Pool# 657912 6.50%, 08/15/36	7,640	8,810
Pool# 697957 4.50%, 03/15/39	2,288,284	2,529,188
Pool# 704630 5.50%, 07/15/39	87,940	99,560
Pool# 710724 4.50%, 08/15/39	943,029	1,043,934
Pool# 722292 5.00%, 09/15/39	1,602,172	1,800,766
Pool# 782803 6.00%, 11/15/39	806,690	924,156
Pool# 736666 4.50%, 04/15/40	2,270,073	2,506,931
Pool# 733312 4.00%, 09/15/40	123,690	135,808
Pool# 742235 4.00%, 12/15/40	376,878	405,982
Pool# 690662 4.00%, 01/15/41	91,044	99,842
Pool# 719486 4.00%, 01/15/41	62,765	68,948
Pool# 742244 4.00%, 01/15/41	298,615	327,823
Pool# 753826 4.00%, 01/15/41	95,430	102,593
Pool# 755958 4.00%, 01/15/41	310,657	341,202
Pool# 755959 4.00%, 01/15/41	256,285	283,589
Pool# 759075 4.00%, 01/15/41	275,181	304,188
Pool# 757555 4.00%, 02/15/41	47,201	51,550
Pool# 757557 4.00%, 02/15/41	71,766	78,816
Pool# 759207 4.00%, 02/15/41	470,299	520,029
Pool# 738107 4.00%, 03/15/41	879,220	957,982
Pool# 778869 4.00%, 02/15/42	486,574	530,243
Pool# AD2254 3.50%, 03/15/43	215,727	231,002
Pool# AD8789 3.50%, 03/15/43	1,111,988	1,199,241
Pool# AA6403 3.00%, 05/15/43	1,705,212	1,793,305
Pool# AD2411 3.50%, 05/15/43	841,008	900,495
GNMA I Pool TBA
3.00%, 10/15/46	2,850,000	2,984,354
3.50%, 10/15/46	2,100,000	2,232,480
4.00%, 10/15/46	1,000,000	1,074,823
4.50%, 10/15/46	575,000	634,822
GNMA II Pool
Pool# 003851 5.50%, 05/20/36	834,070	934,359
Pool# 004245 6.00%, 09/20/38	365,531	418,634

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
GNMA II Pool (continued)
Pool# 004559 5.00%, 10/20/39	$951,488	$1,063,441
Pool# 004715 5.00%, 06/20/40	230,575	257,552
Pool# 004747 5.00%, 07/20/40	2,804,506	3,114,435
Pool# 004771 4.50%, 08/20/40	2,487,416	2,723,839
Pool# 004802 5.00%, 09/20/40	1,663,004	1,846,641
Pool# 004834 4.50%, 10/20/40	565,427	620,089
Pool# 737727 4.00%, 12/20/40	2,554,493	2,816,948
Pool# 737730 4.00%, 12/20/40	778,752	859,031
Pool# 004923 4.50%, 01/20/41	854,066	936,754
Pool# 004978 4.50%, 03/20/41	131,929	144,521
Pool# 005017 4.50%, 04/20/41	1,487,237	1,629,187
Pool# 005056 5.00%, 05/20/41	438,146	486,440
Pool# 005082 4.50%, 06/20/41	544,296	596,248
Pool# 005175 4.50%, 09/20/41	574,755	630,489
Pool# 675523 3.50%, 03/20/42	536,968	576,042
Pool# 005332 4.00%, 03/20/42	580,002	623,560
Pool# MA0392 3.50%, 09/20/42	2,694,330	2,869,373
Pool# MA0534 3.50%, 11/20/42	3,885,619	4,143,574
Pool# MA0852 3.50%, 03/20/43	2,022,798	2,154,221
Pool# MA0934 3.50%, 04/20/43	1,896,724	2,019,956
Pool# AF1001 3.50%, 06/20/43	1,215,729	1,309,752
Pool# MA1376 4.00%, 10/20/43	1,097,298	1,176,337
Pool# MA2372 4.00%, 11/20/44	7,962,516	8,533,482
Pool# MA2678 3.50%, 03/20/45	600,604	638,138
Pool# MA2824 2.50%, 05/20/45	1,236,842	1,258,367
Pool# AM4381 3.50%, 05/20/45	1,538,914	1,637,836
Pool# MA2891 3.00%, 06/20/45	6,348,679	6,659,567
Pool# MA3034 3.50%, 08/20/45	1,088,915	1,156,981
Pool# AO1099 3.50%, 09/20/45	1,005,156	1,078,800
Pool# AO1103 3.50%, 09/20/45	2,379,930	2,553,987
Pool# MA3105 3.50%, 09/20/45	2,833,808	3,011,254
Pool# MA3106 4.00%, 09/20/45	201,778	216,240
Pool# MA3173 3.50%, 10/20/45	762,118	809,837
Pool# MA3174 4.00%, 10/20/45	9,100,545	9,765,221
Pool# MA3243 3.00%, 11/20/45	1,736,381	1,821,409
Pool# MA3244 3.50%, 11/20/45	2,829,347	3,006,714
Pool# MA3246 4.50%, 11/20/45	954,689	1,031,293
Pool# MA3309 3.00%, 12/20/45	3,076,887	3,227,559
Pool# MA3310 3.50%, 12/20/45	4,031,716	4,284,631
Pool# MA3376 3.50%, 01/20/46	3,614,676	3,842,451
Pool# MA3377 4.00%, 01/20/46	1,426,399	1,528,998
Pool# MA3454 3.50%, 02/20/46	5,358,719	5,697,655
Pool# MA3521 3.50%, 03/20/46	4,862,538	5,170,091
Pool# MA3663 3.50%, 05/20/46	716,363	761,861
Pool# MA3736 3.50%, 06/20/46	464,408	494,032
Pool# MA3737 4.00%, 06/20/46	175,263	188,330
Pool# MA3803 3.50%, 07/20/46	702,660	747,629
Pool# MA3874 3.50%, 08/20/46	1,071,168	1,139,402
Pool# MA3937 3.50%, 09/20/46	8,372,487	8,922,652
GNMA II Pool TBA
3.00%, 10/15/46	30,492,000	31,942,751
3.50%, 10/15/46	3,633,000	3,858,643
4.00%, 10/15/46	1,764,000	1,890,167
4.50%, 10/15/46	2,188,000	2,360,595

Total Mortgage-Backed Securities (cost $626,592,886)		637,978,321

Municipal Bonds 1.0%

	Principal Amount	Market Value
California 0.3%
Alameda County Joint Powers Authority, RB, Series A, 7.05%, 12/01/44	100,000	147,217
Bay Area Toll Authority, RB Series S1, 6.79%, 04/01/30	250,000	326,795
Series F-2, 6.26%, 04/01/49	250,000	380,557
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 6.00%, 11/01/40	100,000	131,818
Los Angeles Community College District, GO, 6.75%, 08/01/49	300,000	477,645
Los Angeles County Public Works Financing Authority, RB, Series B, 7.62%, 08/01/40	75,000	115,899
Los Angeles Unified School District, GO, Series RY, 6.76%, 07/01/34	420,000	609,739
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	200,000	305,768
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	100,000	142,576
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 04/01/32	200,000	259,674
State of California, GO 7.55%, 04/01/39	1,810,000	2,890,842
7.63%, 03/01/40	425,000	676,413
University of California, RB Series F, 5.95%, 05/15/45	300,000	404,079
Series H, 6.55%, 05/15/48	150,000	215,178
Series F, 6.58%, 05/15/49	200,000	287,068
Series AQ, 4.77%, 05/15/15	150,000	165,660

		7,536,928

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Colorado 0.0%†
Denver City & County School District No. 1, Refunding, COP, Series B, 4.24%, 12/15/37	$50,000	$55,389

Connecticut 0.0%†
State of Connecticut, GO, Series A, 5.85%, 03/15/32	500,000	642,895

Florida 0.0%†
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 2.11%, 07/01/18	250,000	253,745

Georgia 0.1%
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	500,000	670,440

Illinois 0.1%
Chicago Transit Authority, RB, Series A, 6.90%, 12/01/40	300,000	397,695
State of Illinois, GO 5.88%, 03/01/19	200,000	216,100
4.95%, 06/01/23	160,000	168,355
5.10%, 06/01/33	1,445,000	1,390,567

		2,172,717

Massachusetts 0.0%†
Commonwealth of Massachusetts, GO, Series E, 4.20%, 12/01/21	500,000	555,195

New Jersey 0.1%
New Jersey Economic Development Authority, RB, AGM Insured, Series B, 0.00%, 02/15/20	650,000	596,850
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 02/15/29	125,000	157,770
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	790,000	1,239,731
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 05/01/40	250,000	319,792

		2,314,143

New York 0.2%
City of New York, GO, Series G-1, 5.97%, 03/01/36	250,000	339,970
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	460,000	732,095
New York City Municipal Water Finance Authority, RB, Series AA, 5.44%, 06/15/43	300,000	411,234
New York City Transitional Finance Authority, RB, Series B, 5.57%, 11/01/38	500,000	658,695
New York State Dormitory Authority, Special Tax Revenue, Series D, 5.50%, 03/15/30	100,000	127,148
New York State Dormitory Authority, State Personal Income Tax Revenue, Series F, 5.63%, 03/15/39	250,000	332,062
New York State Urban Development Corp., Special Tax Authority, Series C, 5.84%, 03/15/40	450,000	592,385
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	620,000	835,059

		4,028,648

North Carolina 0.0%†
University of North Carolina, Refunding, RB, 3.85%, 12/01/34	300,000	342,933

Ohio 0.1%
American Municipal Power Inc., RB Series E, 6.27%, 02/15/50	165,000	215,937
Series B, 7.50%, 02/15/50	150,000	225,815
JobsOhio Beverage System, RB, Series B, 4.53%, 01/01/35	100,000	116,745
Northeast Regional Sewer District, RB, 6.04%, 11/15/40	300,000	343,254
Ohio State University (The), RB, Series C, 4.91%, 06/01/40	150,000	191,178

		1,092,929

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, GO, Series B, 5.85%, 07/15/30	500,000	574,435

South Carolina 0.0%†
South Carolina State Public Service Authority, RB, Series C, 6.45%, 01/01/50	100,000	146,220

Texas 0.1%
Dallas Area Rapid Transit, RB, Series B, 6.00%, 12/01/44	200,000	290,258
State of Texas, GO, Series A, 4.63%, 04/01/33	350,000	432,001
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	150,000	191,267
University of Texas System, RB Series A, 5.26%, 07/01/39	260,000	348,980
Series C, 4.79%, 08/15/46	200,000	254,430

		1,516,936

Washington 0.0%†
State of Washington Motor Vehicle Fuel Tax, GO, Series F, 5.14%, 08/01/40	200,000	265,222

Total Municipal Bonds (cost $17,877,550)		22,168,775

Supranational 1.3%

	Principal Amount	Market Value
Asian Development Bank 1.75%, 09/11/18	500,000	507,705
1.38%, 01/15/19(b)	1,000,000	1,007,541
1.63%, 08/26/20	500,000	506,895
1.88%, 02/18/22(b)	500,000	510,044
Corp. Andina de Fomento, 4.38%, 06/15/22	350,000	388,237
Council of Europe Development Bank, 1.00%, 03/07/18	200,000	200,065
European Investment Bank 1.00%, 03/15/18	1,000,000	1,000,458
1.00%, 06/15/18	500,000	500,098
1.13%, 08/15/18	3,000,000	3,006,354
1.88%, 03/15/19	1,000,000	1,018,853
1.13%, 08/15/19	1,500,000	1,499,271
1.38%, 06/15/20	500,000	501,359
4.00%, 02/16/21	500,000	555,650
2.00%, 03/15/21	1,000,000	1,026,742
1.38%, 09/15/21(b)	2,000,000	1,997,456
Inter-American Development Bank 0.88%, 03/15/18	500,000	500,366
1.75%, 08/24/18	300,000	305,268
1.75%, 10/15/19	1,000,000	1,016,707

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Supranational (continued)

	Principal Amount	Market Value
Inter-American Development Bank (continued)
1.38%, 07/15/20(b)	$750,000	$753,871
2.13%, 11/09/20	750,000	775,571
1.88%, 03/15/21	500,000	511,006
1.75%, 04/14/22	500,000	506,270
International Bank for Reconstruction & Development 1.00%, 06/15/18	1,500,000	1,502,911
1.00%, 10/05/18	500,000	500,722
1.25%, 07/26/19	500,000	503,286
0.88%, 08/15/19	2,500,000	2,487,145
1.38%, 05/24/21(b)	1,000,000	1,001,710
1.63%, 02/10/22	500,000	505,538
7.63%, 01/19/23(b)	973,000	1,328,355
International Finance Corp. 0.88%, 06/15/18	750,000	749,611
1.63%, 07/16/20	500,000	507,585
1.13%, 07/20/21	1,000,000	990,108

Total Supranational (cost $28,223,158)		28,672,758

U.S. Government Agency Securities 2.3%

	Principal Amount	Market Value
FHLB 5.50%, 07/15/36 (b)	1,500,000	2,174,223
FHLMC 0.88%, 03/07/18(b)	4,000,000	4,003,136
1.20%, 10/29/18	3,400,000	3,400,432
3.75%, 03/27/19(b)	1,870,000	1,998,804
1.13%, 08/12/21	4,169,000	4,131,412
2.38%, 01/13/22(b)	6,000,000	6,318,228
6.75%, 09/15/29(b)	557,000	840,390
6.25%, 07/15/32	1,245,000	1,880,357
Financing Corp. 9.80%, 11/30/17	18,000	19,838
FNMA 0.88%, 12/20/17(b)	6,000,000	6,008,952
0.88%, 02/08/18	2,000,000	2,002,676
0.88%, 05/21/18(b)	7,310,000	7,316,491
1.75%, 06/20/19	500,000	510,656
1.00%, 08/28/19	4,000,000	3,998,160
1.75%, 09/12/19(b)	2,000,000	2,043,230
2.63%, 09/06/24(b)	1,000,000	1,070,526
6.25%, 05/15/29	500,000	721,910
Tennessee Valley Authority 6.25%, 12/15/17	50,000	53,228
4.50%, 04/01/18	4,635,000	4,884,354
4.88%, 01/15/48	500,000	637,585

Total U.S. Government Agency Securities (cost $52,202,579)		54,014,588

U.S. Treasury Obligations 35.8%

	Principal Amount	Market Value
U.S. Treasury Bonds 8.13%, 08/15/19	1,900,000	2,287,794
8.50%, 02/15/20(b)	2,138,000	2,673,000
8.00%, 11/15/21	2,210,000	2,956,653
7.63%, 11/15/22(b)	2,000,000	2,744,532
6.25%, 08/15/23	6,000,000	7,911,564
7.50%, 11/15/24(b)	1,500,000	2,196,153
6.88%, 08/15/25(b)	449,000	649,156
6.00%, 02/15/26	1,000,000	1,386,250
6.75%, 08/15/26	2,000,000	2,943,828
6.13%, 11/15/27(b)	500,000	725,781
5.25%, 02/15/29	200,000	278,086
4.50%, 02/15/36	2,700,000	3,799,829
4.75%, 02/15/37	500,000	725,664
5.00%, 05/15/37	305,000	456,964
4.25%, 05/15/39	1,500,000	2,056,699
4.50%, 08/15/39	1,080,000	1,530,858
4.38%, 11/15/39	300,000	418,312
4.63%, 02/15/40	5,000,000	7,214,060
4.38%, 05/15/40	1,600,000	2,235,688
3.88%, 08/15/40	1,000,000	1,304,492
4.25%, 11/15/40	1,400,000	1,927,734
4.75%, 02/15/41(b)	2,600,000	3,835,915
3.75%, 08/15/41	8,000,000	10,278,440
3.13%, 11/15/41	7,100,000	8,264,286
3.13%, 02/15/42(b)	2,000,000	2,329,296
3.00%, 05/15/42	1,000,000	1,140,039
2.75%, 08/15/42	5,500,000	5,993,284
2.75%, 11/15/42	1,500,000	1,632,891
3.13%, 02/15/43(b)	4,750,000	5,534,306
2.88%, 05/15/43	2,000,000	2,226,876
3.63%, 08/15/43	2,000,000	2,546,172
3.75%, 11/15/43	5,000,000	6,507,420
3.63%, 02/15/44	2,500,000	3,183,300
3.38%, 05/15/44	500,000	610,059
3.13%, 08/15/44	5,700,000	6,652,299
3.00%, 11/15/44	7,500,000	8,551,463
2.50%, 02/15/45	15,800,000	16,328,320
3.00%, 05/15/45	2,500,000	2,850,390
2.88%, 08/15/45	6,300,000	7,017,116
3.00%, 11/15/45	9,100,000	10,383,246
2.50%, 02/15/46	4,000,000	4,134,376
2.50%, 05/15/46	2,100,000	2,173,500
U.S. Treasury Notes 0.75%, 10/31/17	12,000,000	12,008,436
4.25%, 11/15/17	3,710,000	3,856,070
0.63%, 11/30/17	5,000,000	4,996,095
2.25%, 11/30/17	4,400,000	4,478,021
1.00%, 12/15/17(b)	15,129,000	15,182,784
0.88%, 01/31/18(b)	7,000,000	7,014,763
0.75%, 02/28/18(b)	2,500,000	2,500,780
2.75%, 02/28/18	7,000,000	7,196,875
0.75%, 03/31/18(b)	8,600,000	8,602,348
2.88%, 03/31/18	20,000,000	20,631,240
0.75%, 04/15/18	9,000,000	9,001,404
2.38%, 05/31/18	4,000,000	4,106,564
0.88%, 07/15/18(b)	8,000,000	8,014,688
0.75%, 07/31/18(b)	6,000,000	5,998,362
0.75%, 08/31/18(b)	12,000,000	11,997,660
1.00%, 09/15/18	10,000,000	10,040,230
1.38%, 09/30/18	13,000,000	13,146,757
0.88%, 10/15/18	8,500,000	8,513,948
1.25%, 10/31/18	2,000,000	2,018,124
1.25%, 11/30/18	5,000,000	5,046,095
1.25%, 12/15/18	8,500,000	8,579,688
1.38%, 12/31/18	5,000,000	5,060,940
1.13%, 01/15/19	8,200,000	8,255,096
1.50%, 01/31/19	5,000,000	5,076,760
1.38%, 02/28/19	1,000,000	1,012,734
1.63%, 03/31/19	7,000,000	7,133,161
3.13%, 05/15/19	5,000,000	5,293,945
1.13%, 05/31/19(b)	2,000,000	2,014,844
1.50%, 05/31/19(b)	500,000	508,379
1.00%, 06/30/19(b)	4,500,000	4,517,226
3.63%, 08/15/19	11,000,000	11,853,787
1.00%, 08/31/19	9,000,000	9,028,827
1.63%, 08/31/19(b)	9,000,000	9,189,495
1.75%, 09/30/19	8,000,000	8,199,376
1.50%, 11/30/19(b)	10,500,000	10,684,159
1.13%, 12/31/19	3,000,000	3,016,875
1.63%, 12/31/19	7,620,000	7,784,005
3.63%, 02/15/20	7,480,000	8,134,500
1.25%, 02/29/20	9,700,000	9,787,523
1.38%, 02/29/20	6,000,000	6,078,516
1.13%, 03/31/20(b)	5,000,000	5,024,025
1.38%, 03/31/20(b)	25,000,000	25,327,150
1.38%, 04/30/20(b)	4,800,000	4,862,438
3.50%, 05/15/20(b)	19,400,000	21,101,283

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Treasury Obligations (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued)
1.88%, 06/30/20	$1,000,000	$1,030,625
1.63%, 07/31/20 (b)	5,000,000	5,108,790
2.00%, 07/31/20	7,000,000	7,246,911
2.63%, 08/15/20	4,710,000	4,988,554
1.38%, 08/31/20	5,000,000	5,061,330
1.38%, 10/31/20	5,000,000	5,058,400
1.75%, 10/31/20	6,000,000	6,157,734
2.63%, 11/15/20	15,300,000	16,242,511
1.63%, 11/30/20	10,000,000	10,216,020
2.00%, 11/30/20	1,000,000	1,036,562
1.75%, 12/31/20 (b)	9,100,000	9,343,143
2.38%, 12/31/20 (b)	1,000,000	1,052,266
1.38%, 01/31/21 (b)	4,000,000	4,043,752
1.13%, 02/28/21	5,000,000	5,003,125
1.25%, 03/31/21 (b)	5,000,000	5,026,170
3.13%, 05/15/21	6,000,000	6,528,282
1.38%, 05/31/21	10,000,000	10,108,200
2.25%, 07/31/21 (b)	8,200,000	8,612,558
2.13%, 08/15/21	1,500,000	1,566,446
2.13%, 09/30/21 (b)	11,000,000	11,493,284
2.00%, 11/15/21	6,000,000	6,233,904
1.88%, 11/30/21	4,000,000	4,131,720
1.50%, 01/31/22	5,000,000	5,066,405
2.00%, 02/15/22	3,000,000	3,118,242
1.75%, 03/31/22	26,500,000	27,184,230
1.75%, 04/30/22 (b)	7,000,000	7,178,283
1.75%, 05/15/22	4,000,000	4,100,780
2.13%, 06/30/22 (b)	6,500,000	6,798,851
2.00%, 07/31/22	500,000	519,512
1.75%, 09/30/22	8,500,000	8,710,179
1.63%, 11/15/22	1,300,000	1,321,785
2.00%, 11/30/22	3,500,000	3,636,717
2.13%, 12/31/22	1,500,000	1,569,609
1.75%, 01/31/23 (b)	3,600,000	3,685,079
1.50%, 03/31/23 (b)	4,500,000	4,532,166
1.75%, 05/15/23	7,000,000	7,157,227
1.63%, 05/31/23	2,000,000	2,028,594
2.75%, 11/15/23	5,000,000	5,448,240
2.75%, 02/15/24 (b)	2,500,000	2,727,930
2.50%, 05/15/24	7,000,000	7,521,717
2.38%, 08/15/24	9,353,000	9,965,332
2.25%, 11/15/24	7,550,000	7,971,441
2.00%, 02/15/25 (b)	4,200,000	4,349,297
2.13%, 05/15/25	13,300,000	13,904,738
2.00%, 08/15/25 (b)	19,000,000	19,662,036
2.25%, 11/15/25	8,500,000	8,972,812
1.63%, 02/15/26 (b)	8,500,000	8,514,612
1.63%, 05/15/26 (b)	4,000,000	4,005,312
1.50%, 08/15/26 (b)	5,500,000	5,446,501

Total U.S. Treasury Obligations (cost $799,424,576)		832,859,981

Yankee Dollars 0.2%

	Principal Amount	Market Value
Banks 0.0%†
Inter-American Development Bank, 6.80%, 10/15/25	413,000	565,956
Westpac Banking Corp., 4.63%, 06/01/18	147,000	153,443

		719,399

Chemicals 0.0%†
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	150,301

Electric Utilities 0.0%†
Hydro-Quebec, 8.40%, 01/15/22	220,000	286,884

Insurance 0.0%†
XLIT Ltd., 4.45%, 03/31/25	750,000	761,302

Metals & Mining 0.0%†
Glencore Canada Corp., 6.20%, 06/15/35	77,000	79,310

Oil, Gas & Consumable Fuels 0.2%
Nexen Energy ULC, 5.88%, 03/10/35	483,000	630,997
Petro-Canada, 5.95%, 05/15/35	271,000	323,755
Statoil ASA, 6.80%, 01/15/28	350,000	475,071
Suncor Energy, Inc., 3.60%, 12/01/24	735,000	901,024
TransCanada PipeLines Ltd., 5.85%, 03/15/36	750,000	914,944

		3,245,791

Water Utilities 0.0%†
United Utilities plc, 5.38%, 02/01/19	100,000	106,967

Total Yankee Dollar (cost $4,629,921)		5,349,954

Securities Lending Reinvestments 0.8%

	Principal Amount	Market Value
Repurchase Agreements 0.8%
BNP Paribas Securities Corp., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $4,000,167, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 02/23/17 - 08/20/46; total market value $4,080,002. (g)	4,000,000	4,000,000
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $9,684,861, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $9,878,146. (g)	9,684,457	9,684,457
Natixis New York Branch, 0.70%, dated 09/30/16, due 10/03/16, repurchase price $1,000,058, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.13%, maturing 02/28/17 - 03/16/50; total market value $1,020,060. (g)	1,000,000	1,000,000
Nomura Securities International, Inc., 0.52%, dated 09/30/16, due 10/03/16, repurchase price $1,000,043, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 6.50%, maturing 05/01/18 - 05/01/47; total market value $1,020,000. (g)	1,000,000	1,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

Securities Lending Reinvestments (continued)

	Principal Amount	Market Value
Repurchase Agreements (continued)
RBS Securities, Inc., 0.32%, dated 09/21/16, due 10/05/16, repurchase price $3,400,423, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 1.75%, maturing 03/31/18 - 05/15/23; total market value $3,468,133. (g)(h)	$3,400,000	$3,400,000

Total Securities Lending Reinvestments (cost $19,084,457)		19,084,457

TBA Sale Commitments 0.0% †

	Principal Amount	Market Value

Mortgage-Backed Securities
FHLMC Gold Pool TBA 2.50%, 10/15/46	(225,000)	(226,812)

Total TBA Sale Commitment (cost $(226,582))		(226,812)

Total Investments (cost $2,274,303,527) (i) — 101.6%		2,364,946,893
Liabilities in excess of other assets — (1.6)%		(36,958,920)

NET ASSETS — 100.0%		$2,327,987,973

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2016. The maturity date represents the actual maturity date.
(b)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $239,558,818, which was collateralized by a repurchase agreements with a value of $19,084,457 and $226,834,541 of collateral in the form of U.S. Government Agency and Treasury securities, interest rates ranging from 0.00% - 17.33%, and maturity dates ranging from 10/06/16 – 09/20/66, a total value of $245,918,998.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2016.
(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2016 was $11,483,213 which represents 0.49% of net assets.
(e)	Investment in affiliate.
(f)	Represents 7-day effective yield as of September 30, 2016.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $19,084,457.
(h)	Illiquid security.
(i)	At September 30, 2016, the tax basis cost of the Fund’s investments was $2,274,556,309, tax unrealized appreciation and depreciation were $92,368,102 and $(1,977,518), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ACES	Alternative Credit Enhancement Services
AG	Stock Corporation
AGM	Assured Guaranty Municipal Corporation
ASA	Stock Corporation
BV	Private Limited Liability Company
COP	Certificates of Participation
GNMA	Government National Mortgage Association
GO	General Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NATL	National Public Finance Guarantee Corporation
NV	Public Traded Company
plc	Public Limited Company
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company
SAB	Publicly Traded Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SCS	Limited Partnership
SpA	Limited Share Company
TBA	To Be Announced
ULC	Unlimited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Bond Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$9,070,187	$—	$9,070,187
Collateralized Mortgage Obligations	—	14,427,071	—	14,427,071
Commercial Mortgage-Backed Securities	—	21,504,987	—	21,504,987
Corporate Bonds	—	615,294,789	—	615,294,789
Foreign Government Securities	—	48,577,248	—	48,577,248
Investment Company	56,170,589	—	—	56,170,589
Mortgage-Backed Securities	—	637,978,321	—	637,978,321
Municipal Bonds	—	22,168,775	—	22,168,775
Securities Lending Reinvestments	—	19,084,457	—	19,084,457
Supranational	—	28,672,758	—	28,672,758
U.S. Government Agency Securities	—	54,014,588	—	54,014,588
U.S. Treasury Obligations	—	832,859,981	—	832,859,981
Yankee Dollars	—	5,349,954	—	5,349,954

Total Assets	$56,170,589	$2,309,003,116	$—	$2,365,173,705

Liabilities:
Mortgage-Backed Securities	$—	$(226,812)	$—	$(226,812)

Total Liabilities	$—	$(226,812)	$—	$(226,812)

Total	$56,170,589	$2,308,776,304	$—	$2,364,946,893

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2016 (Unaudited)

NVIT CardinalSM Aggressive Fund

Investment Companies 100.1%

	Shares	Market Value
Equity Funds 90.1%
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,241,231	$12,672,966
NVIT Multi-Manager International Value Fund, Class Y(a)	1,674,010	15,601,771
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	1,486,861	16,578,499
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	2,035,596	19,602,792
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	580,144	5,859,452
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	667,753	6,857,825
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	187,219	2,922,485
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	440,682	5,852,261
NVIT Multi-Manager Small Company Fund, Class Y(a)	100,057	1,966,113

Total Equity Funds (cost $98,881,757)		87,914,164

Fixed Income Funds 10.0%
Nationwide Bond Fund, Institutional Class(a)	97,112	969,175
NVIT Core Bond Fund, Class Y(a)	432,635	4,862,820
NVIT Core Plus Bond Fund, Class Y(a)	331,616	3,889,853

Total Fixed Income Funds (cost $9,508,875)		9,721,848

Total Investment Companies (cost $108,390,632)		97,636,012

Total Investments (cost $108,390,632)(b) — 100.1%		97,636,012
Liabilities in excess of other assets — (0.1)%		(52,007)

NET ASSETS — 100.0%		$97,584,005

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2016, the tax basis cost of the Fund’s investments was $108,640,420, tax unrealized appreciation and depreciation were $208,214 and $(11,212,622), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT CardinalSM Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

NVIT CardinalSM Balanced Fund

Investment Companies 100.0%

	Shares	Market Value
Equity Funds 50.2%
NVIT Multi-Manager International Growth Fund, Class Y(a)	16,506,240	$168,528,708
NVIT Multi-Manager International Value Fund, Class Y(a)	20,783,567	193,702,847
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	23,875,939	266,216,722
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	32,810,957	315,969,516
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	7,254,132	73,266,729
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	11,882,157	122,029,752
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	3,695,320	49,073,851
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,271,281	24,980,664

Total Equity Funds (cost $1,187,414,256)		1,213,768,789

Fixed Income Funds 49.8%
Nationwide Bond Fund, Institutional Class(a)	12,113,576	120,893,483
NVIT Core Bond Fund, Class Y(a)	29,999,869	337,198,529
NVIT Core Plus Bond Fund, Class Y(a)	34,914,132	409,542,769
NVIT Short Term Bond Fund, Class Y(a)	32,088,176	336,925,845

Total Fixed Income Funds (cost $1,185,159,899)		1,204,560,626

Total Investment Companies (cost $2,372,574,155)		2,418,329,415

Total Investments (cost $2,372,574,155) (b) — 100.0%		2,418,329,415
Liabilities in excess of other assets — 0.0%†		(732,678)

NET ASSETS — 100.0%		$2,417,596,737

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2016, the tax basis cost of the Fund’s investments was $2,373,478,308, tax unrealized appreciation and depreciation were $63,617,082 and $(18,765,975), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT CardinalSM Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Investment Companies 100.0%

	Shares	Market Value
Equity Funds 70.2%
NVIT Multi-Manager International Growth Fund, Class Y(a)	26,435,262	$269,904,028
NVIT Multi-Manager International Value Fund, Class Y(a)	31,750,764	295,917,122
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	36,285,197	404,579,949
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	50,634,649	487,611,667
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	10,762,397	108,700,208
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	18,513,182	190,130,380
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,762,732	27,516,243
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	6,146,884	81,630,625
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,400,270	27,515,303

Total Equity Funds (cost $1,867,374,309)		1,893,505,525

Fixed Income Funds 29.8%
Nationwide Bond Fund, Institutional Class(a)	8,107,121	80,909,071
NVIT Core Bond Fund, Class Y(a)	23,896,240	268,593,740
NVIT Core Plus Bond Fund, Class Y(a)	27,473,190	322,260,515
NVIT Short Term Bond Fund, Class Y(a)	12,780,131	134,191,372

Total Fixed Income Funds (cost $791,335,470)		805,954,698

Total Investment Companies (cost $2,658,709,779)		2,699,460,223

Total Investments (cost $2,658,709,779) (b) — 100.0%		2,699,460,223
Liabilities in excess of other assets — 0.0%†		(831,336)

NET ASSETS — 100.0%		$2,698,628,887

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2016, the tax basis cost of the Fund’s investments was $2,660,687,079, tax unrealized appreciation and depreciation were $70,008,973 and $(31,235,829), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

NVIT CardinalSM Conservative Fund

Investment Companies 100.0%

	Shares	Market Value
Equity Funds 20.0%
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,525,635	$15,576,731
NVIT Multi-Manager International Value Fund, Class Y(a)	2,505,531	23,351,550
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	3,488,896	38,901,189
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	5,654,292	54,450,828
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	773,235	7,809,676
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	1,516,722	15,576,731

Total Equity Funds (cost $168,290,472)		155,666,705

Fixed Income Funds 80.0%
Nationwide Bond Fund, Institutional Class(a)	6,244,647	62,321,577
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	3,121,995	31,095,074
NVIT Core Bond Fund, Class Y(a)	11,761,479	132,199,021
NVIT Core Plus Bond Fund, Class Y(a)	14,571,801	170,927,231
NVIT Short Term Bond Fund, Class Y(a)	21,450,317	225,228,329

Total Fixed Income Funds (cost $616,889,678)		621,771,232

Total Investment Companies (cost $785,180,150)		777,437,937

Total Investments (cost $785,180,150) (b) — 100.0%		777,437,937
Liabilities in excess of other assets — 0.0%†		(261,093)

NET ASSETS — 100.0%		$777,176,844

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2016, the tax basis cost of the Fund’s investments was $785,977,968, tax unrealized appreciation and depreciation were $5,311,448 and $(13,851,479), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT CardinalSM Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

Investment Companies 93.4%

	Shares	Market Value
Equity Funds 46.8%
NVIT Multi-Manager International Growth Fund, Class Y(a)	3,230,074	$32,979,054
NVIT Multi-Manager International Value Fund, Class Y(a)	4,061,870	37,856,629
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	4,784,164	53,343,428
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	6,652,837	64,066,817
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,490,596	15,055,015
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,438,629	25,044,718
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	770,558	10,233,005
NVIT Multi-Manager Small Company Fund, Class Y(a)	266,811	5,242,838

Total Equity Funds (cost $282,043,876)		243,821,504

Fixed Income Funds 46.6%
Nationwide Bond Fund, Institutional Class(a)	2,435,781	24,309,096
NVIT Core Bond Fund, Class Y(a)	6,107,298	68,646,033
NVIT Core Plus Bond Fund, Class Y(a)	7,067,837	82,905,729
NVIT Short Term Bond Fund, Class Y(a)	6,407,316	67,276,821

Total Fixed Income Funds (cost $239,593,963)		243,137,679

Total Investment Companies (cost $521,637,839)		486,959,183

Total Investments (cost $521,637,839) (b) — 93.4%		486,959,183
Other assets in excess of liabilities — 6.6%		34,177,022

NET ASSETS — 100.0%		$521,136,205

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2016, the tax basis cost of the Fund’s investments was $523,092,317, tax unrealized appreciation and depreciation were $3,420,308 and $(39,553,442), respectively.

At September 30, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
166	Mini MSCI EAFE	12/16/16	$14,165,610	$(98,629)
34	Russell 2000 Mini Future	12/16/16	4,244,220	(8,372)
232	S&P 500 E-Mini	12/16/16	25,060,640	(97,452)
57	S&P MID 400 E-Mini	12/16/16	8,832,720	(90,735)

			$52,303,190	$(295,188)

At September 30, 2016, the Fund has $2,524,720 segregated as collateral with the broker for open futures contracts

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(295,188)

Total		$(295,188)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

NVIT CardinalSM Managed Growth Fund

Investment Companies 93.3%

	Shares	Market Value
Equity Funds 56.0%
NVIT Multi-Manager International Growth Fund, Class Y(a)	7,354,700	$75,091,485
NVIT Multi-Manager International Value Fund, Class Y(a)	9,103,470	84,844,342
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	12,133,661	135,290,320
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	16,318,012	157,142,460
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	2,970,902	30,006,114
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	5,832,849	59,903,355
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	660,823	10,315,453
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,536,044	20,398,660
NVIT Multi-Manager Small Company Fund, Class Y(a)	531,914	10,452,107

Total Equity Funds (cost $674,534,623)		583,444,296

Fixed Income Funds 37.3%
Nationwide Bond Fund, Institutional Class(a)	3,886,025	38,782,530
NVIT Core Bond Fund, Class Y(a)	10,434,001	117,278,168
NVIT Core Plus Bond Fund, Class Y(a)	12,429,575	145,798,910
NVIT Short Term Bond Fund, Class Y(a)	8,210,027	86,205,283

Total Fixed Income Funds (cost $381,699,192)		388,064,891

Total Investment Companies (cost $1,056,233,815)		971,509,187

Total Investments (cost $1,056,233,815) (b) — 93.3%		971,509,187
Other assets in excess of liabilities — 6.7%		70,215,073

NET ASSETS — 100.0%		$1,041,724,260

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2016, the tax basis cost of the Fund’s investments was $1,059,359,443, tax unrealized appreciation and depreciation were $6,161,538 and $(94,011,794), respectively.

At September 30, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
642	Mini MSCI EAFE	12/16/16	$54,785,070	$(458,977)
146	Russell 2000 Mini Future	12/16/16	18,225,180	(59,916)
880	S&P 500 E-Mini	12/16/16	95,057,600	(448,659)
222	S&P MID 400 E-Mini	12/16/16	34,401,120	(361,683)

			$202,468,970	$(1,329,235)

At September 30, 2016, the Fund has $9,783,620 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT CardinalSM Managed Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(1,329,235)

Total		$(1,329,235)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

NVIT CardinalSM Moderate Fund

Investment Companies 100.0%

	Shares	Market Value
Equity Funds 60.2%
NVIT Multi-Manager International Growth Fund, Class Y(a)	21,695,988	$221,516,041
NVIT Multi-Manager International Value Fund, Class Y(a)	26,650,298	248,380,777
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	34,727,287	387,209,253
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	46,168,252	444,600,266
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	8,283,798	83,666,356
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	16,289,087	167,288,923
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,795,382	28,025,907
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	4,204,354	55,833,825
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,436,911	28,235,296

Total Equity Funds (cost $1,646,202,547)		1,664,756,644

Fixed Income Funds 39.8%
Nationwide Bond Fund, Institutional Class(a)	11,096,413	110,742,205
NVIT Core Bond Fund, Class Y(a)	29,430,407	330,797,777
NVIT Core Plus Bond Fund, Class Y(a)	35,241,467	413,382,412
NVIT Short Term Bond Fund, Class Y(a)	23,601,109	247,811,647

Total Fixed Income Funds (cost $1,086,436,973)		1,102,734,041

Total Investment Companies (cost $2,732,639,520)		2,767,490,685

Total Investments (cost $2,732,639,520) (b) — 100.0%		2,767,490,685
Liabilities in excess of other assets — 0.0%†		(848,979)

NET ASSETS — 100.0%		$2,766,641,706

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2016, the tax basis cost of the Fund’s investments was $2,733,473,958, tax unrealized appreciation and depreciation were $58,819,702 and $(24,802,975), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT CardinalSM Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Investment Companies 100.0%

	Shares	Market Value
Equity Funds 80.1%
NVIT Multi-Manager International Growth Fund, Class Y(a)	5,078,903	$51,855,601
NVIT Multi-Manager International Value Fund, Class Y(a)	6,473,761	60,335,452
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	6,186,572	68,980,282
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	8,567,142	82,501,575
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	2,143,709	21,651,458
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,960,009	30,399,297
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	556,510	8,687,116
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	981,483	13,034,095
NVIT Multi-Manager Small Company Fund, Class Y(a)	445,228	8,748,730

Total Equity Funds (cost $347,758,933)		346,193,606

Fixed Income Funds 19.9%
Nationwide Bond Fund, Institutional Class(a)	867,301	8,655,663
NVIT Core Bond Fund, Class Y(a)	3,060,584	34,400,961
NVIT Core Plus Bond Fund, Class Y(a)	3,666,598	43,009,194

Total Fixed Income Funds (cost $84,511,763)		86,065,818

Total Investment Companies (cost $432,270,696)		432,259,424

Total Investments (cost $432,270,696) (b) — 100.0%		432,259,424
Liabilities in excess of other assets — 0.0%†		(151,972)

NET ASSETS — 100.0%		$432,107,452

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2016, the tax basis cost of the Fund’s investments was $433,020,376, tax unrealized appreciation and depreciation were $7,970,088 and $(8,731,040), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

Investment Companies 100.0%

	Shares	Market Value
Equity Funds 40.1%
NVIT Multi-Manager International Growth Fund, Class Y(a)	3,352,983	$34,233,961
NVIT Multi-Manager International Value Fund, Class Y(a)	5,523,094	51,475,235
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	6,921,139	77,170,700
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	11,614,836	111,850,868
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,708,644	17,257,304
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	3,361,868	34,526,387
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	650,552	8,639,329
NVIT Multi-Manager Small Company Fund, Class Y(a)	442,237	8,689,950

Total Equity Funds (cost $339,681,652)		343,843,734

Fixed Income Funds 59.9%
Nationwide Bond Fund, Institutional Class(a)	5,159,059	51,487,408
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	1,732,613	17,256,824
NVIT Core Bond Fund, Class Y(a)	11,413,500	128,287,741
NVIT Core Plus Bond Fund, Class Y(a)	13,121,298	153,912,831
NVIT Short Term Bond Fund, Class Y(a)	15,475,541	162,493,176

Total Fixed Income Funds (cost $507,386,991)		513,437,980

Total Investment Companies (cost $847,068,643)		857,281,714

Total Investments (cost $847,068,643) (b) — 100.0%		857,281,714
Liabilities in excess of other assets — 0.0%†		(284,890)

NET ASSETS — 100.0%		$856,996,824

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2016, the tax basis cost of the Fund’s investments was $847,395,239, tax unrealized appreciation and depreciation were $14,560,521 and $(4,674,046), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 14.9%

	Principal Amount	Market Value
Airlines 2.9%
Air Canada Pass Through Trust, Series 2015-1, Class B, 3.88%, 03/15/23(a)	$12,111,122	$11,778,066
American Airlines Pass Through Trust Series 2013-2, Class A, 4.95%, 01/15/23	9,229,767	10,037,371
Series 2015-1, Class B, 3.70%, 05/01/23	4,541,308	4,439,129
British Airways Pass Through Trust, Series 2013-1, Class A, 4.63%, 06/20/24(a)	8,833,175	9,470,674
Continental Airlines Pass-Through Trust, Series 2000-2, Class A-1, 7.71%, 04/02/21	175,921	191,754
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28	8,000,000	8,160,000

		44,076,994

Automobiles 1.3%
First Investors Auto Owner Trust, Series 2015-1A, Class A3, 1.71%, 11/16/20(a)	10,000,000	10,021,192
Flagship Credit Auto Trust, Series 2016-1, Class A, 2.77%, 12/15/20(a)	10,311,874	10,412,847

		20,434,039

Other 10.7%
Apidos CLO XIX, Series 2014-19A, Class B, 3.13%, 10/17/26(a)(b)	5,000,000	4,995,110
Babson CLO Ltd., Series 2014-3A, Class B1, 2.98%, 01/15/26(a)(b)	15,000,000	14,978,820
CVS Pass-Through Trust, 6.94%, 01/10/30	11,015,459	13,425,873
Dryden 34 Senior Loan Fund, Series 2014-34A, Class A, 2.11%, 10/15/26(a)(b)	6,000,000	6,015,768
Entergy Arkansas, Inc., 3.50%, 04/01/26	8,255,000	8,950,022
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 09/20/47(a)	4,782,921	4,816,401
HERO Funding Trust, Series 2015-2A, Class A, 3.99%, 09/20/40(a)	8,150,184	8,361,599
Neuberger Berman CLO XVI Ltd. Series 2014-16A, Class A1R, 2.11%, 04/15/26(a)(b)	4,000,000	3,983,512
Series 2014-16A, Class B2R, 2.83%, 04/15/26(a)(b)	2,000,000	2,004,888
Newcastle Mortgage Securities Trust, Series 2006-1, Class M2, 0.90%, 03/25/36(b)	12,000,000	10,582,518
NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.75%, 06/15/49(a)	9,000,000	9,003,519
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class AT2, 2.72%, 08/16/49(a)	8,150,000	8,127,078
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 1.37%, 08/25/34(b)	6,604,054	6,405,206
Thacher Park CLO Ltd., Series 2014-1A, Class B, 2.90%, 10/20/26(a)(b)	28,000,000	27,921,404
VOLT XLI LLC, Series 2016-NPL1, Class A1, 4.25%, 02/26/46(a)(c)	16,750,731	16,902,616
VOLT XLII LLC, Series 2016-NPL2, Class A1, 4.25%, 03/26/46(a)(c)	4,264,710	4,317,403
VOLT XXX LLC, Series 2015-NPL1, Class A1, 3.62%, 10/25/57(a)(c)	9,489,830	9,501,626
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 3.62%, 07/25/45(a)(c)	4,442,976	4,454,821

		164,748,184

Total Asset-Backed Securities (cost $225,579,959)		229,259,217

Collateralized Mortgage Obligations 3.4%

	Principal Amount	Market Value
Chase Mortgage Trust, Series 2016-2, Class M2, 3.75%, 12/25/45(a)(b)	15,040,643	15,570,242
Citigroup Mortgage Loan Trust, Series 2015-A, Class A1, 3.50%, 06/25/58(a)(b)	3,590,647	3,664,179
FHLMC REMIC Series 2653, Class C, 3.88%, 06/15/23	2,163,346	2,224,869
Series 3036, Class TM, 4.50%, 12/15/34	826,100	836,716
Series 3665, Class KA, 3.00%, 05/15/36	1,903,506	1,956,023
Series 3540, Class LN, 4.50%, 04/15/38	766,120	771,557
FNMA REMIC Series 2010-86, Class VB, 3.00%, 05/25/28	493,312	495,790
Series 2007-6, Class PA, 5.50%, 02/25/37	605,012	653,133
Series 2010-122, Class TG, 3.00%, 04/25/39	2,258,569	2,304,396
Series 2009-78, Class BM, 4.00%, 06/25/39	1,228,418	1,292,811
GNMA Series 2010-61, Class PC, 4.50%, 02/20/37	1,912,928	1,931,667
Series 2010-6, Class PC, 5.00%, 03/16/37	3,857,422	3,910,321
Series 2010-37, Class ML, 4.50%, 12/20/38	5,907,590	6,130,475
Series 2010-112, Class QM, 2.50%, 09/20/39	2,011,425	2,043,331
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A5, 1.47%, 11/25/34(b)	776,155	756,077
New Residential Mortgage Loan Trust, Series 2014-2A, Class A3, 3.75%, 05/25/54(a)(b)	2,772,790	2,879,578
RALI Series Trust, Series 2004-QS2, Class CB, 5.75%, 02/25/34	4,135,505	4,255,217

Total Collateralized Mortgage Obligations (cost $51,420,650)		51,676,382

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Bond Fund (Continued)

Commercial Mortgage-Backed Securities 3.0%

	Principal Amount	Market Value
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B, 5.90%, 12/10/49(b)	$977,694	$974,737
COMM Mortgage Trust, Series 2014-TWC, Class B, 2.12%, 02/13/32(a)(b)	10,000,000	9,980,535
Commercial Mortgage Trust Series 2007-GG9, Class A4, 5.44%, 03/10/39	4,867,602	4,874,770
Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	756,184
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.00%, 11/10/46(a)	2,250,000	2,487,619
GS Mortgage Securities Trust, Series 2006-GG8, Class AM, 5.59%, 11/10/39	1,282,790	1,282,251
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.29%, 04/15/41(b)	1,175,743	1,226,798
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4, 5.81%, 12/12/49	736,086	756,887
Series 2011-C1, Class A4, 5.03%, 09/15/47(a)(b)	3,000,000	3,348,261
Series 2014-CPT, Class AM, 3.52%, 07/13/29(a)(b)	3,500,000	3,697,036
Series 2014-CPT, Class C, 3.56%, 07/13/29(a)(b)	11,000,000	11,374,168
Series 2015-MS1, Class ASB, 3.46%, 05/15/48	5,000,000	5,306,960

Total Commercial Mortgage-Backed Securities (cost $45,491,756)		46,066,206

Corporate Bonds 58.5%

	Principal Amount	Market Value
Aerospace & Defense 0.7%
Lockheed Martin Corp., 3.55%, 01/15/26	5,250,000	5,673,087
United Technologies Corp., 4.15%, 05/15/45	4,000,000	4,427,568

		10,100,655

Automobiles 0.9%
Hyundai Capital America, 2.88%, 08/09/18(a)	5,000,000	5,102,865
2.60%, 03/19/20(a)	8,000,000	8,156,856

		13,259,721

Banks 6.9%
Bank of America Corp., 1.72%, 01/15/19(b)	10,000,000	10,064,100
4.20%, 08/26/24	5,000,000	5,294,720
Series L, 3.95%, 04/21/25	3,500,000	3,623,207
4.25%, 10/22/26(d)	3,000,000	3,182,814
BNP Paribas SA, 4.38%, 05/12/26(a)	3,500,000	3,617,810
Citigroup, Inc., 2.50%, 07/29/19	5,000,000	5,101,750
4.45%, 09/29/27	5,000,000	5,232,365
Citizens Financial Group, Inc., 4.35%, 08/01/25	6,200,000	6,448,273
4.30%, 12/03/25	2,000,000	2,098,546
CoBank ACB, 1.45%, 06/15/22(b)	10,000,000	9,486,160
Cooperatieve Rabobank UA, 4.63%, 12/01/23	5,000,000	5,399,525
Fifth Third Bank, 2.88%, 10/01/21	5,000,000	5,230,120
HSBC Bank USA NA, 4.88%, 08/24/20	3,000,000	3,256,725
Huntington Bancshares, Inc., 7.00%, 12/15/20(d)	2,500,000	2,905,545
2.30%, 01/14/22	5,000,000	4,981,555
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18(e)	1,000,000	1,027,500
3.88%, 09/10/24	3,000,000	3,158,322
4.95%, 06/01/45	1,500,000	1,680,207
People’s United Bank NA, 4.00%, 07/15/24	2,000,000	2,042,144
PNC Bank NA, 2.70%, 11/01/22	10,300,000	10,469,569
UBS Group Funding Jersey Ltd., 2.95%, 09/24/20(a)	5,000,000	5,122,115
2.65%, 02/01/22(a)	5,000,000	4,990,695
4.13%, 04/15/26(a)(d)	2,000,000	2,102,968

		106,516,735

Beverages 1.8%
Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	7,000,000	7,388,563
3.65%, 02/01/26	6,000,000	6,444,000
4.90%, 02/01/46	2,000,000	2,379,562
Dr. Pepper Snapple Group, Inc., 3.40%, 11/15/25	6,000,000	6,404,916
Molson Coors Brewing Co., 3.00%, 07/15/26	4,500,000	4,531,167

		27,148,208

Biotechnology 1.6%
AbbVie, Inc., 2.30%, 05/14/21	3,500,000	3,530,397
3.60%, 05/14/25	6,000,000	6,271,578
3.20%, 05/14/26	2,000,000	2,024,708
Celgene Corp., 2.88%, 08/15/20	4,000,000	4,137,932
4.63%, 05/15/44	2,350,000	2,477,090

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Biotechnology (continued)
Gilead Sciences, Inc., 4.80%, 04/01/44	$3,000,000	$3,348,045
4.50%, 02/01/45	2,500,000	2,669,653

		24,459,403

Capital Markets 0.7%
FMR LLC, 7.49%, 06/15/19(a)	3,250,000	3,717,812
6.50%, 12/14/40(a)	3,000,000	3,990,690
5.15%, 02/01/43(a)	1,000,000	1,143,584
Morgan Stanley, 5.75%, 01/25/21	2,000,000	2,279,870

		11,131,956

Chemicals 2.0%
Agrium, Inc., 3.38%, 03/15/25	2,250,000	2,318,126
7.13%, 05/23/36	1,500,000	1,957,851
5.25%, 01/15/45	2,500,000	2,780,320
CF Industries, Inc., 7.13%, 05/01/20	5,000,000	5,756,585
Cytec Industries, Inc., 3.50%, 04/01/23	5,000,000	4,995,110
3.95%, 05/01/25	5,750,000	5,808,190
Mosaic Global Holdings, Inc., 7.38%, 08/01/18	5,000,000	5,416,120
Potash Corp. of Saskatchewan, Inc., 5.63%, 12/01/40	1,500,000	1,790,244

		30,822,546

Commercial Services & Supplies 0.1%
Clean Harbors, Inc., 5.13%, 06/01/21	1,800,000	1,845,000

Communications Equipment 0.3%
Cisco Systems, Inc., 2.20%, 09/20/23(d)	5,250,000	5,291,759

Consumer Finance 1.6%
Ford Motor Credit Co. LLC, 3.16%, 08/04/20	5,500,000	5,668,558
3.22%, 01/09/22	3,500,000	3,591,427
3.10%, 05/04/23	2,000,000	2,014,230
Navient Solutions, Inc., 0.00%, 10/03/22	14,956,000	13,232,830

		24,507,045

Containers & Packaging 0.2%
Ball Corp., 4.38%, 12/15/20	2,625,000	2,802,188

Diversified Financial Services 2.7%
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	10,713,000	11,003,204
JPMorgan Chase Bank NA, 1.31%, 09/21/18(b)	12,000,000	12,009,000
Shell International Finance BV, 3.25%, 05/11/25	4,000,000	4,213,892
4.38%, 05/11/45	3,000,000	3,238,188
Siemens Financieringsmaatschappij NV, 2.90%, 05/27/22(a)	1,500,000	1,570,529
3.25%, 05/27/25(a)	9,000,000	9,617,832

		41,652,645

Diversified Telecommunication Services 2.6%
AT&T, Inc., 3.80%, 03/15/22	5,000,000	5,355,445
3.60%, 02/17/23	6,000,000	6,324,564
3.40%, 05/15/25	5,500,000	5,650,744
CCO Holdings LLC, 5.75%, 02/15/26(a)	1,800,000	1,908,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 02/15/23	500,000	521,250
Verizon Communications, Inc., 2.55%, 06/17/19	7,000,000	7,201,110
5.15%, 09/15/23(d)	5,000,000	5,824,635
3.50%, 11/01/24	4,000,000	4,266,692
2.63%, 08/15/26	3,750,000	3,680,512

		40,732,952

Electric Utilities 2.9%
Edison International, 2.95%, 03/15/23	2,000,000	2,066,000
Emera US Finance LP, 3.55%, 06/15/26(a)	3,750,000	3,886,500
Eversource Energy, 2.50%, 03/15/21	10,000,000	10,245,640
ITC Holdings Corp., 6.05%, 01/31/18(a)	4,150,000	4,372,627
3.65%, 06/15/24	7,000,000	7,361,319
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/19	5,000,000	5,121,195
Pacific Gas & Electric Co., 2.95%, 03/01/26	4,500,000	4,687,002
Public Service Co. of Colorado, 2.90%, 05/15/25	2,000,000	2,092,230
Southern Co (The), 2.35%, 07/01/21	4,500,000	4,585,945

		44,418,458

Energy Equipment & Services 2.4%
BP AMI Leasing, Inc., 5.52%, 05/08/19(a)	3,000,000	3,279,420
Helmerich & Payne International Drilling Co., 4.65%, 03/15/25	1,200,000	1,266,343
Noble Holding International Ltd., 3.95%, 03/15/22	10,000,000	7,450,000
Rowan Cos., Inc., 5.00%, 09/01/17	6,280,000	6,319,250
4.88%, 06/01/22	2,830,000	2,391,350
4.75%, 01/15/24(d)	5,000,000	4,075,000
Schlumberger Holdings Corp., 4.00%, 12/21/25(a)(d)	5,000,000	5,439,875
Transocean, Inc., 7.38%, 04/15/18(d)	1,500,000	1,522,500
6.50%, 11/15/20(d)	3,000,000	2,932,500
Weatherford International Ltd., 6.50%, 08/01/36	2,700,000	1,917,000

		36,593,238

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Equity Real Estate Investment Trusts (REITs) 3.1%
Corporate Office Properties LP, 3.70%, 06/15/21(d)	$12,500,000	$12,934,137
Corrections Corp. of America, 4.13%, 04/01/20(d)	2,300,000	2,162,000
Equity Commonwealth, 6.25%, 06/15/17	1,250,000	1,260,590
Kite Realty Group LP, 4.00%, 10/01/26	3,750,000	3,779,903
Liberty Property LP, 3.38%, 06/15/23	1,000,000	1,030,293
3.75%, 04/01/25	9,000,000	9,432,945
Piedmont Operating Partnership LP, 4.45%, 03/15/24	10,000,000	10,433,580
WEA Finance LLC/Westfield UK & Europe Finance plc, 2.70%, 09/17/19(a)	7,000,000	7,176,498

		48,209,946

Food & Staples Retailing 0.5%
CVS Pass-Through Trust, 6.04%, 12/10/28	6,461,754	7,495,977

Food Products 2.3%
ConAgra Foods, Inc., 4.95%, 08/15/20	2,540,000	2,758,216
3.20%, 01/25/23	5,663,000	5,892,289
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(a)	4,000,000	4,145,388
Kraft Heinz Foods Co., 3.50%, 06/06/22	10,000,000	10,625,060
Post Holdings, Inc., 6.75%, 12/01/21(a)(d)	2,800,000	2,999,500
Tyson Foods, Inc., 3.95%, 08/15/24	9,100,000	9,821,785

		36,242,238

Health Care Equipment & Supplies 0.3%
Becton, Dickinson and Co., 3.73%, 12/15/24	4,000,000	4,338,048

Health Care Providers & Services 1.7%
Aetna, Inc., 3.20%, 06/15/26	5,500,000	5,591,987
Dignity Health, 3.13%, 11/01/22	6,000,000	6,134,334
3.81%, 11/01/24	4,000,000	4,272,536
Express Scripts Holding Co., 4.75%, 11/15/21	5,000,000	5,601,185
3.50%, 06/15/24(d)	5,000,000	5,212,225

		26,812,267

Household Durables 0.7%
Newell Brands, Inc., 3.15%, 04/01/21	2,000,000	2,083,726
3.85%, 04/01/23	4,000,000	4,257,864
4.20%, 04/01/26(d)	4,000,000	4,356,432

		10,698,022

Independent Power and Renewable Electricity Producers 0.7%
Calpine Corp., 7.88%, 01/15/23(a)(d)	4,530,000	4,784,813
Exelon Generation Co. LLC, 4.25%, 06/15/22(d)	5,000,000	5,366,035

		10,150,848

Industrial Conglomerates 0.4%
General Electric Co., 6.00%, 08/07/19	573,000	647,454
5.30%, 02/11/21	1,718,000	1,968,514
4.65%, 10/17/21	1,432,000	1,631,500
5.40%, 05/15/22	1,125,000	1,304,641

		5,552,109

Insurance 2.6%
Five Corners Funding Trust, 4.42%, 11/15/23(a)	12,750,000	13,768,508
Liberty Mutual Group, Inc., 4.95%, 05/01/22(a)	8,000,000	8,926,880
MassMutual Global Funding II, 3.60%, 04/09/24(a)	3,000,000	3,212,610
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19(a)	2,000,000	2,060,780
4.13%, 11/01/24(a)	11,650,000	12,281,756

		40,250,534

IT Services 0.6%
Visa, Inc., 3.15%, 12/14/25	9,000,000	9,506,979

Media 2.9%
21st Century Fox America, Inc., 3.70%, 10/15/25(d)	4,500,000	4,873,977
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25(a)	10,000,000	11,030,550
Comcast Corp., 3.38%, 08/15/25	5,500,000	5,910,498
Discovery Communications LLC, 4.90%, 03/11/26	5,500,000	5,975,646
NBCUniversal Media LLC, 4.38%, 04/01/21	4,000,000	4,450,768
Time Warner Cable, Inc., 6.75%, 07/01/18	3,250,000	3,531,323
Time Warner, Inc., 3.60%, 07/15/25	8,500,000	9,041,484

		44,814,246

Metals & Mining 0.7%
Freeport-McMoRan, Inc., 3.88%, 03/15/23(d)	4,950,000	4,442,229
Glencore Finance Canada Ltd., 4.95%, 11/15/21(a)	2,000,000	2,115,220
Kinross Gold Corp., 6.88%, 09/01/41(d)	4,500,000	4,412,250

		10,969,699

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Multi-Utilities 2.3%
Ameren Corp., 3.65%, 02/15/26	$4,900,000	$5,230,848
Ameren Illinois Co., 3.25%, 03/01/25	5,500,000	5,903,320
Black Hills Corp., 2.50%, 01/11/19	5,000,000	5,074,765
3.95%, 01/15/26	4,640,000	4,968,944
3.15%, 01/15/27	2,000,000	2,019,008
DTE Energy Co., 3.30%, 06/15/22	4,000,000	4,232,936
Southern Co. Gas Capital Corp., 3.88%, 11/15/25	7,000,000	7,522,809
3.25%, 06/15/26	1,250,000	1,291,626

		36,244,256

Oil, Gas & Consumable Fuels 6.0%
Baytex Energy Corp., 5.13%, 06/01/21(a)(d)	4,800,000	3,996,000
Boardwalk Pipelines LP, 4.95%, 12/15/24	4,750,000	4,969,013
BP Capital Markets plc, 3.56%, 11/01/21	8,000,000	8,588,904
Enbridge Energy Partners LP, 5.20%, 03/15/20	4,500,000	4,822,533
Energy Transfer Equity LP, 5.50%, 06/01/27	4,000,000	3,980,000
Energy Transfer Partners LP, 6.50%, 02/01/42	2,000,000	2,086,156
Enterprise Products Operating LLC, 4.85%, 03/15/44	5,000,000	5,196,255
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	5,000,000	5,223,325
4.15%, 02/01/24	5,000,000	5,102,335
Kinder Morgan, Inc., 5.55%, 06/01/45	1,500,000	1,538,837
Murphy Oil Corp., 4.70%, 12/01/22(d)	15,060,000	14,378,580
Nexen Energy ULC, 7.40%, 05/01/28	2,000,000	2,722,168
Noble Energy, Inc., 3.90%, 11/15/24	7,500,000	7,649,310
Petroleos Mexicanos, 3.50%, 01/30/23	5,000,000	4,717,500
Spectra Energy Partners LP, 4.60%, 06/15/21	2,700,000	2,931,304
4.75%, 03/15/24	8,500,000	9,331,172
WPX Energy, Inc., 6.00%, 01/15/22(d)	4,800,000	4,791,000

		92,024,392

Other 0.3%
HERO Funding Trust, Series 2015-3, Class A, 4.28%, 09/20/41	4,514,733	4,688,280

Pharmaceuticals 1.9%
Actavis Funding SCS, 3.85%, 06/15/24	1,500,000	1,594,357
3.80%, 03/15/25	1,000,000	1,058,354
Actavis, Inc., 3.25%, 10/01/22	7,000,000	7,255,675
Shire Acquisitions Investments Ireland Designated Activity Co., 3.20%, 09/23/26	6,000,000	6,032,274
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	6,500,000	6,475,489
2.80%, 07/21/23	4,000,000	4,010,264
3.15%, 10/01/26	3,500,000	3,516,191

		29,942,604

Road & Rail 0.6%
Burlington Northern Santa Fe LLC, 4.90%, 04/01/44	5,500,000	6,666,891
Union Pacific Corp., 2.75%, 04/15/23	2,250,000	2,337,383

		9,004,274

Software 0.3%
Oracle Corp., 2.40%, 09/15/23	5,000,000	5,040,100

Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc., 2.45%, 08/04/26	4,000,000	4,003,912

Textiles, Apparel & Luxury Goods 0.3%
Levi Strauss & Co., 6.88%, 05/01/22	4,800,000	5,088,000

Thrifts & Mortgage Finance 1.0%
BPCE SA, 4.50%, 03/15/25(a)	6,500,000	6,560,749
Santander Bank NA, 8.75%, 05/30/18	7,500,000	8,220,975

		14,781,724

Tobacco 1.0%
Altria Group, Inc., 4.75%, 05/05/21	4,000,000	4,521,428
4.00%, 01/31/24	3,250,000	3,628,895
Reynolds American, Inc., 4.85%, 09/15/23	7,000,000	8,012,557

		16,162,880

Trading Companies & Distributors 0.1%
GATX Corp., 5.20%, 03/15/44(d)	1,000,000	1,077,795

Water Utilities 0.2%
American Water Capital Corp., 3.85%, 03/01/24	2,550,000	2,811,737

Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc., 6.25%, 04/01/21(d)	4,800,000	5,037,000

Total Corporate Bonds (cost $867,203,867)		902,230,376

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Bond Fund (Continued)

Foreign Government Securities 1.0%

	Principal Amount	Market Value
ISRAEL 0.9%
Israel Government Bond, 5.50%, 12/04/23	$10,602,000	$13,289,893

MEXICO 0.1%
Petroleos Mexicanos, 5.63%, 01/23/46	2,000,000	1,744,600

Total Foreign Government Securities (cost $14,340,852)		15,034,493

Loan Participations 1.8%

	Principal Amount	Market Value
Air Freight & Logistics 0.1%
Capstone Logistics, 1st Lien Term Loan, 5.50%, 10/07/21	978,815	956,792

Electrical Equipment 0.1%
Sensata Technologies BV, 1st Lien Tranche B Term Loan, 3.00%, 10/14/21	1,960,150	1,967,148

Health Care Providers & Services 0.1%
Community Health Systems, Inc., 1st Lien Tranche G Term Loan, 3.75%, 12/31/19	693,677	680,296
Community Health Systems, Inc., 1st Lien Tranche H Term Loan, 4.00%, 01/27/21	1,276,348	1,252,097

		1,932,393

Health Care Technology 0.1%
Advanced Computer, 1st Lien Tranche B Term Loan, 6.50%, 01/31/22	1,967,531	1,874,074

Hotels Restaurants & Leisure 0.1%
Scientific Games Corp., 1st Lien Tranche B-2 Term Loan, 6.00%, 10/01/21	1,969,925	1,972,939

IT Services 0.3%
First Data Corp., 1st Lien Tranche B Term Loan, 4.28%, 07/08/22	3,250,000	3,267,063
Si Organization/Vencore Inc., 1st Lien Term Loan, 5.75%, 11/23/19	1,807,120	1,815,035

		5,082,098

Pharmaceuticals 0.4%
Valeant Pharmaceuticals International, Inc., 1st Lien Tranche B Term Loan, 5.25%, 08/05/20	5,700,000	5,708,892

Software 0.3%
TIBCO Software, Inc., 1st Lien Tranche B Term Loan, 6.50%, 12/04/20	4,925,000	4,848,465

Specialty Retail 0.3%
Camping World, Inc., 1st Lien Tranche B Term Loan, 5.75%, 02/20/20	1,769,146	1,770,261
PetSmart Inc., 1st Lien Tranche B Term Loan, 4.25%, 03/11/22	1,975,000	1,977,271

		3,747,532

Total Loan Participation (cost $27,945,807)		28,090,333

Mortgage-Backed Securities 1.7%

	Principal Amount	Market Value
FNMA Pool
Pool# 464279 4.30%, 07/01/21	1,965,773	2,102,782
Pool# 874296 6.35%, 02/01/25	2,428,115	2,869,881
Pool# 464969 6.34%, 04/01/28	2,448,456	3,131,945
Pool# 468516 5.17%, 06/01/28	932,438	1,116,792
Pool# AM7073 6.41%, 01/01/30	1,537,776	1,851,914
Pool# 468127 5.70%, 05/01/41	1,227,045	1,542,097
Pool# AR9398 3.50%, 06/01/43	2,632,014	2,787,388
Pool# AN0360 3.95%, 12/01/45	10,000,000	11,050,690

Total Mortgage-Backed Securities (cost $25,950,819)		26,453,489

Municipal Bonds 2.2%

	Principal Amount	Market Value
California 1.4%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	3,885,000	5,233,717
State of California, GO 5.70%, 11/01/21	10,250,000	12,118,575
6.65%, 03/01/22	4,000,000	4,919,440

		22,271,732

District of Columbia 0.8%
Metropolitan Washington Airports Authority, RB Series D, 7.46%, 10/01/46	6,000,000	9,292,680
Series D, 8.00%, 10/01/47	2,000,000	2,758,200

		12,050,880

Total Municipal Bonds (cost $29,806,921)		34,322,612

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Bond Fund (Continued)

U.S. Government Agency Securities 1.6%

	Principal Amount	Market Value
FHLB 5.00%, 03/12/21	$5,000,000	$5,810,800
FNMA 0.00%, 06/01/17(d)	1,000,000	995,780
Tennessee Valley Authority 5.88%, 04/01/36	11,793,000	17,109,638

Total U.S. Government Agency Securities (cost $20,698,018)		23,916,218

U.S. Treasury Obligations 4.9%

	Principal Amount	Market Value
U.S. Treasury Bonds 4.38%, 05/15/40	17,275,000	24,138,444
2.88%, 05/15/43	24,325,000	27,084,379
2.50%, 02/15/45	20,000,000	20,668,760
U.S. Treasury Inflation Indexed Note, 2.13%, 01/15/19(f)	3,000,000	3,581,160

Total U.S. Treasury Obligations (cost $73,679,417)		75,472,743

Securities Lending Reinvestments 2.2%

	Principal Amount	Market Value
Repurchase Agreements 2.2%
Bank of America NA, 0.50%, dated 09/30/16, due 10/03/16, repurchase price $6,820,284, collateralized by a U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $6,956,400.(g)	$6,820,000	$6,820,000
BNP Paribas Securities Corp., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $5,000,208, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00%-6.00%, maturing 02/23/17-08/20/46; total market value $5,100,003.(g)	5,000,000	5,000,000
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $9,691,576, collateralized by U.S. Government Agency Securities, ranging from 1.99%-4.00%, maturing 05/01/26-08/01/46; total market value $9,884,995.(g)	9,691,172	9,691,172
Natixis New York Branch, 0.70%, dated 09/30/16, due 10/03/16, repurchase price $6,000,350, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13%-8.13%, maturing 02/28/17-03/16/50; total market value $6,120,357.(g)	6,000,000	6,000,000
Nomura Securities International, Inc., 0.52%, dated 09/30/16, due 10/03/16, repurchase price $1,000,043, collateralized by U.S. Government Agency Securities, ranging from 3.00%-6.50%, maturing 05/01/18-05/01/47; total market value $1,020,000.(g)	1,000,000	1,000,000
RBS Securities, Inc., 0.32%, dated 09/21/16, due 10/05/16, repurchase price $5,600,697, collateralized by U.S. Government Treasury Securities, ranging from 0.88%-1.75%, maturing 03/31/18-05/15/23; total market value $5,712,219.(g)(h)	5,600,000	5,600,000

Total Securities Lending Reinvestments (cost $34,111,172)		34,111,172

Total Investments (cost $1,416,229,238) (i) — 95.2%		1,466,633,241
Other assets in excess of liabilities — 4.8%		74,688,495

NET ASSETS — 100.0%		$1,541,321,736

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Bond Fund (Continued)

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2016 was $371,148,392 which represents 24.08% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2016. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2016.
(d)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $64,511,753, which was collateralized by repurchase agreements with a total value of $34,111,172 and $32,113,751 of collateral in the form of U.S. Government Agency and Treasury Securities, interest rates ranging from 0.00%-17.33%, and maturity dates ranging from 10/06/16-09/20/66, a total value of $66,224,923.
(e)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2016. The maturity date reflects the next call date.
(f)	Principal amounts are not adjusted for inflation.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $34,111,172.
(h)	Illiquid security
(i)	At September 30, 2016, the tax basis cost of the Fund’s investments was $1,416,229,238, tax unrealized appreciation and depreciation were $60,311,116 and $(9,907,113), respectively.

ACB	Agricultural Credit Bank
BV	Private Limited Liability Company
FHLB	Federal Home Loan Banks
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduits
SA	Stock Company
SAB de CV	Public Traded Company
UA	Excluded Liability Cooperative
ULC	Unlimited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Bond Fund (Continued)

At September 30, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
175	U.S. Treasury Long Bond	12/20/16	$29,427,344	$(77,009)

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(790)	U.S. Treasury 10 Year Note	12/20/16	$110,145,000	$(152,006)

At September 30, 2016, the Fund had $607,125 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$229,259,217	$—	$229,259,217
Collateralized Mortgage Obligations	—	51,676,382	—	51,676,382
Commercial Mortgage-Backed Securities	—	46,066,206	—	46,066,206
Corporate Bonds	—	902,230,376	—	902,230,376
Foreign Government Securities	—	15,034,493	—	15,034,493
Loan Participations	—	28,090,333	—	28,090,333
Mortgage-Backed Securities	—	26,453,489	—	26,453,489
Municipal Bonds	—	34,322,612	—	34,322,612
Securities Lending Reinvestments	—	34,111,172	—	34,111,172
U.S. Government Agency Securities	—	23,916,218	—	23,916,218
U.S. Treasury Obligations	—	75,472,743	—	75,472,743

Total Assets	$—	$1,466,633,241	$—	$1,466,633,241

Liabilities:
Futures Contracts	$(229,015)	$—	$—	$(229,015)

Total Liabilities	$(229,015)	$—	$—	$(229,015)

Total	$(229,015)	$1,466,633,241	$—	$1,466,404,226

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Bond Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contract.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(229,015)

Total		$(229,015)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 6.2%

	Principal Amount	Market Value
Airlines 0.6%
American Airlines Pass Through Trust, Series 2016-2, Class A, 3.65%, 06/15/28	$10,000,000	$10,425,000

Home Equity 0.6%
Accredited Mortgage Loan Trust, Series 2005-4, Class A2D, 0.85%, 12/25/35(a)	923,031	893,414
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 0.73%, 01/25/36(a)	1,887,574	1,849,406
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.81%, 02/25/36(a)	6,473,047	6,105,460
RASC Trust, Series 2004-KS5, Class MII1, 1.30%, 06/25/34(a)	1,021,255	888,580
Soundview Home Loan Trust, Series 2007-1, Class 2A3, 0.70%, 03/25/37(a)	1,134,368	1,083,510
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-NC1, Class A4, 0.68%, 05/25/36(a)	1,196,871	1,158,408

		11,978,778

Other 5.0%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class M4, 1.50%, 05/25/35(a)	3,954,000	3,618,783
Series 2006-NC1, Class A4, 0.84%, 01/25/36(a)	6,000,000	5,464,097
Series 2006-RFC1, Class A3, 0.68%, 05/25/36(a)	1,273,620	1,232,968
Chase Issuance Trust, Series 2016-A7, Class A7, 1.06%, 09/16/19	42,321,000	42,328,495
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH1, Class M2, 0.90%, 01/25/36(a)	1,410,000	1,341,763
Series 2006-WFH4, Class M1, 0.81%, 11/25/36(a)	4,968,000	4,242,555
GSAMP Trust, Series 2006-HE1, Class M1, 0.92%, 01/25/36(a)	1,860,000	1,599,436
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.92%, 01/25/36(a)	2,000,000	1,802,136
J.P. Morgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF1, 0.62%, 03/25/47(a)	1,063,762	571,424
Park Place Securities, Inc. Series 2004-WHQ2, Class M3, 1.56%, 02/25/35(a)	3,080,000	3,044,708
Series 2004-WWF1, Class M4, 2.18%, 12/25/34(a)	5,460,000	5,289,487
Popular ABS Mortgage Pass-Through Trust, Series 2005-4, Class M1, 0.99%, 09/25/35(a)	4,779,000	4,317,890
RAMP Trust Series 2003-RS2, Class AII, 1.21%, 03/25/33(a)	1,103,974	999,115
Series 2006-RZ3, Class M1, 0.88%, 08/25/36(a)	5,010,000	4,070,626
Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 1.20%, 06/25/35(a)	3,640,000	3,352,968
Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 1.33%, 07/25/34(a)	2,264,074	2,181,811
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF4, Class M4, 1.11%, 11/25/35(a)	5,800,000	5,280,923
Series 2006-AM1, Class A4, 0.69%, 04/25/36(a)	530,531	515,061

		91,254,246

Total Asset-Backed Securities (cost $106,093,014)		113,658,024

Commercial Mortgage-Backed Securities 5.3%

	Principal Amount	Market Value
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.89%, 07/10/44(a)	16,320	16,299
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW15, Class A4, 5.33%, 02/11/44	1,242,422	1,251,668
Series 2007-PW17, Class A4, 5.69%, 06/11/50(a)	2,219,823	2,280,785
COBALT CMBS Commercial Mortgage Trust Series 2007-C2, Class A3, 5.48%, 04/15/47(a)	2,440,932	2,460,894
Series 2007-C3, Class A4, 5.95%, 05/15/46(a)	1,823,837	1,860,330
COMM Mortgage Trust Series 2013-CR11, Class XA, IO, 1.33%, 10/10/46(a)	29,476,967	1,668,844
Series 2013-CR6, Class XB, IO, 0.77%, 03/10/46(a)	33,000,000	1,092,422
Series 2013-LC6, Class XB, IO, 0.50%, 01/10/46(a)(b)	30,500,000	681,059
Series 2014-CR16, Class XA, IO, 1.39%, 04/10/47(a)	45,821,840	2,657,580
Series 2014-CR17, Class XA, IO, 1.33%, 05/10/47(a)	34,175,366	1,966,997
Series 2014-UBS3, Class XA, IO, 1.49%, 06/10/47(a)	27,014,943	1,812,649
Series 2014-UBS6, Class XA, IO, 1.21%, 12/10/47(a)	20,765,153	1,214,180
Series 2015-LC21, Class A4, 3.71%, 07/10/48	2,160,000	2,353,900
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.30%, 12/10/49(a)	2,066,899	2,126,619
Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.74%, 12/10/49	5,378,256	5,520,366
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class A3, 5.38%, 02/15/40	101,365	101,549
Series 2007-C2, Class A3, 5.54%, 01/15/49(a)	31,935	31,936
Series 2007-C3, Class A4, 5.88%, 06/15/39(a)	1,583,262	1,599,779
Series 2007-C4, Class A4, 6.13%, 09/15/39(a)	1,239,264	1,267,412
Series 2007-C5, Class A4, 5.69%, 09/15/40(a)	2,825,688	2,890,508

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
Csail Commercial Mortgage Trust, Series 2015-C2, Class XA, IO, 1.03%, 06/15/57(a)	$39,405,005	$2,113,633
GS Mortgage Securities Corp. II, Series 2015-GC30, Class XA, IO, 1.04%, 05/10/50(a)	48,507,238	2,526,276
GS Mortgage Securities Trust Series 2007-GG10, Class A4, 5.99%, 08/10/45(a)	5,611,405	5,696,066
Series 2012-GC6, Class XA, IO, 2.18%, 01/10/45(a)(b)	11,824,949	985,655
Series 2014-GC18, Class XA, IO, 1.31%, 01/10/47(a)	66,654,798	3,829,778
Series 2014-GC26, Class XA, IO, 1.24%, 11/10/47(a)	35,937,513	2,303,760
Series 2015-GC32, Class A4, 3.76%, 07/10/48	2,250,000	2,474,378
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB17, Class A4, 5.43%, 12/12/43	3,371	3,368
Series 2007-CB19, Class A4, 5.88%, 02/12/49(a)	3,635,146	3,686,950
Series 2007-LD12, Class A4, 5.88%, 02/15/51(a)	3,141,471	3,210,054
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.42%, 02/15/40	194,096	195,018
ML-CFC Commercial Mortgage Trust Series 2007-7, Class A4, 5.81%, 06/12/50(a)	2,959,453	3,008,930
Series 2007-8, Class A3, 6.07%, 08/12/49(a)	243,195	248,499
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class XA, IO, 1.36%, 06/15/47(a)	34,088,640	2,005,775
Series 2015-C24, Class A4, 3.73%, 05/15/48	4,795,000	5,246,918
Morgan Stanley Capital I Trust Series 2007-IQ14, Class A2, 5.61%, 04/15/49	167,809	167,664
Series 2015-MS1, Class A4, 3.78%, 05/15/48	4,550,000	5,020,582
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA, IO, 2.22%, 08/10/49(a)(b)	20,868,998	1,715,914
Series 2012-C4, Class XA, IO, 1.92%, 12/10/45(a)(b)	13,442,731	1,030,884
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.89%, 06/15/49(a)	3,560,000	3,618,593
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class A4, 3.64%, 06/15/48	2,890,000	3,125,672
Series 2016-LC24, Class A4, 2.94%, 10/15/49	1,500,000	1,553,415
Series 2016-NXS6, Class A4, 2.92%, 11/15/49	4,700,000	4,840,784
WFRBS Commercial Mortgage Trust Series 2013-C11, Class XA, IO, 1.59%, 03/15/45(a)(b)	26,572,506	1,436,871
Series 2014-LC14, Class XA, IO, 1.56%, 03/15/47(a)	28,053,074	1,811,598

Total Commercial Mortgage-Backed Securities (cost $97,279,046)		96,712,811

Corporate Bonds 35.2%

	Principal Amount	Market Value
Aerospace & Defense 0.0%†
TransDigm, Inc., 7.50%, 07/15/21	100,000	106,000

Airlines 0.4%
Southwest Airlines Co., 2.65%, 11/05/20	7,515,000	7,712,314

Auto Components 0.0%†
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 03/15/17	195,000	195,234
4.88%, 03/15/19	100,000	100,500
IHO Verwaltungs GmbH, 4.50%, 09/15/23(b)(c)	200,000	201,874
ZF North America Capital, Inc., 4.00%, 04/29/20(b)	135,000	142,762

		640,370

Automobiles 0.2%
General Motors Co., 6.60%, 04/01/36	3,235,000	3,892,294

Banks 5.5%
Bank of America Corp., 4.00%, 01/22/25	2,890,000	2,995,155
4.45%, 03/03/26	3,405,000	3,654,270
3.50%, 04/19/26	11,500,000	11,950,915
Barclays plc, 2.00%, 03/16/18	6,200,000	6,208,711
Capital One NA, 2.35%, 08/17/18	7,784,473	7,879,210
CIT Group, Inc., 5.00%, 05/15/17	375,000	382,031
4.25%, 08/15/17	340,000	346,375
5.25%, 03/15/18	430,000	448,275
6.63%, 04/01/18(b)	610,000	647,362
5.50%, 02/15/19(b)	90,000	95,288
3.88%, 02/19/19	295,000	301,269
Citigroup, Inc., 2.70%, 03/30/21	9,255,000	9,455,861
Series M, 6.30%, 05/15/24(d)	3,735,000	3,837,713
Huntington Bancshares, Inc., 2.30%, 01/14/22	5,560,000	5,539,489
JPMorgan Chase & Co., Series V, 5.00%, 07/01/19(d)	4,630,000	4,565,180
2.30%, 08/15/21	5,580,000	5,592,136
Series R, 6.00%, 08/01/23(d)	3,505,000	3,658,344
2.95%, 10/01/26	7,690,000	7,710,125
4.95%, 06/01/45	4,050,000	4,536,559

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Vnesheconombank Via VEB Finance plc, Reg. S, 6.90%, 07/09/20	$200,000	$217,503
Wells Fargo & Co., 2.10%, 07/26/21	10,170,000	10,135,158
Series S, 5.90%, 06/15/24(d)	7,505,000	7,777,056
4.90%, 11/17/45	3,080,000	3,391,114

		101,325,099

Beverages 1.6%
Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26	15,555,000	16,706,070
4.90%, 02/01/46	3,930,000	4,675,839
Constellation Brands, Inc., 3.88%, 11/15/19	295,000	310,487
6.00%, 05/01/22	235,000	269,956
4.25%, 05/01/23	65,000	68,819
4.75%, 11/15/24	165,000	178,613
SABMiller Holdings, Inc., 3.75%, 01/15/22(b)	5,845,000	6,328,142

		28,537,926

Biotechnology 0.8%
AbbVie, Inc., 2.50%, 05/14/20	7,500,000	7,646,055
3.20%, 05/14/26	6,500,000	6,580,301

		14,226,356

Building Products 0.0%†
Allegion plc, 5.88%, 09/15/23	45,000	48,487
USG Corp., 6.30%, 11/15/16	95,000	95,428
9.50%, 01/15/18	300,000	325,800
5.50%, 03/01/25(b)	50,000	53,625

		523,340

Capital Markets 2.4%
Goldman Sachs Group, Inc. (The), 2.00%, 04/25/19	5,000,000	5,033,300
Series L, 5.70%, 05/10/19(d)	6,420,000	6,508,275
4.25%, 10/21/25	5,170,000	5,440,882
5.15%, 05/22/45	8,495,000	9,263,917
Morgan Stanley, Series H, 5.45%, 07/15/19(d)	5,050,000	5,066,867
2.50%, 04/21/21	5,000,000	5,062,515
3.88%, 01/27/26	4,100,000	4,352,896
MSCI, Inc., 5.25%, 11/15/24(b)	240,000	254,076
5.75%, 08/15/25(b)	245,000	261,537
Thomson Reuters Corp., 5.65%, 11/23/43	3,000,000	3,539,652

		44,783,917

Chemicals 0.0%†
Momentive Performance Materials USA, Inc., 8.88%, 10/15/20(f)(e)	105,000	0
Momentive Performance Materials, Inc., 3.88%, 10/24/21	105,000	87,544
NOVA Chemicals Corp., 5.00%, 05/01/25(b)	255,000	258,187

		345,731

Commercial Services & Supplies 0.5%
ADT Corp. (The), 4.88%, 07/15/32(b)	200,000	175,500
APX Group, Inc., 8.75%, 12/01/20	130,000	127,400
Aramark Services, Inc., 5.13%, 01/15/24(b)	355,000	369,200
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(b)	200,000	208,000
RR Donnelley & Sons Co., 7.63%, 06/15/20	450,000	487,125
7.00%, 02/15/22	11,000	11,412
6.50%, 11/15/23	670,000	675,025
6.00%, 04/01/24	95,000	94,288
University of Southern California, 3.03%, 10/01/39	6,120,000	6,062,576

		8,210,526

Communications Equipment 0.6%
Altice US Finance I Corp., 5.50%, 05/15/26(b)	270,000	277,425
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20(b)	300,000	309,000
5.13%, 12/15/21(b)	300,000	300,000
Cisco Systems, Inc., 1.85%, 09/20/21	9,395,000	9,451,389
CommScope Technologies Finance LLC, 6.00%, 06/15/25(b)	315,000	335,869
Riverbed Technology, Inc., 8.88%, 03/01/23(b)	100,000	106,875
UPCB Finance IV Ltd., 5.38%, 01/15/25(b)	200,000	200,930
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, 07/15/19	205,000	215,779
Ziggo Secured Finance BV, 5.50%, 01/15/27(b)	495,000	494,381

		11,691,648

Computers & Peripherals 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.88%, 06/15/21(b)	140,000	148,746
6.02%, 06/15/26(b)	870,000	953,784

		1,102,530

Construction & Engineering 0.0%†
AECOM, 5.88%, 10/15/24	325,000	346,937

Construction Materials 0.0%†
Cemex SAB de CV, 7.25%, 01/15/21(b)	200,000	214,200

Consumer Finance 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.75%, 05/15/17	150,000	150,562
4.50%, 05/15/21	160,000	167,400
Ally Financial, Inc., 2.75%, 01/30/17	5,000	5,009
3.25%, 09/29/17	160,000	161,200
6.25%, 12/01/17	700,000	728,000
3.25%, 11/05/18	185,000	185,925
8.00%, 03/15/20	705,000	805,463
American Express Credit Corp., 2.25%, 05/05/21	2,905,000	2,949,563

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance (continued)
Ford Motor Credit Co. LLC, 2.55%, 10/05/18	$5,125,000	$5,200,169
3.10%, 05/04/23	4,985,000	5,020,468
4.39%, 01/08/26	6,240,000	6,657,125
General Motors Financial Co., Inc., 3.10%, 01/15/19	5,355,000	5,458,501
2.40%, 05/09/19	6,310,000	6,345,576
3.20%, 07/06/21	8,140,000	8,239,967
4.30%, 07/13/25	5,345,000	5,506,756
Navient Corp., 4.88%, 06/17/19	755,000	752,169

		48,333,853

Containers & Packaging 0.1%
Ball Corp., 4.38%, 12/15/20	290,000	309,575
5.00%, 03/15/22	60,000	64,650
Berry Plastics Corp., 5.50%, 05/15/22	400,000	414,000
6.00%, 10/15/22	25,000	26,375
BWAY Holding Co., 9.13%, 08/15/21(b)	230,000	238,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 5.75%, 10/15/20	180,000	185,625
6.88%, 02/15/21	160,000	166,000
5.13%, 07/15/23(b)	460,000	474,950
Sealed Air Corp., 5.50%, 09/15/25(b)	210,000	225,225

		2,105,025

Diversified Consumer Services 0.0%†
Service Corp. International, 4.50%, 11/15/20	30,000	30,675
5.38%, 01/15/22	435,000	452,400

		483,075

Diversified Financial Services 1.2%
Berkshire Hathaway, Inc., 3.13%, 03/15/26	6,845,000	7,194,506
Nationwide Building Society, 2.45%, 07/27/21(b)	5,375,000	5,440,274
4.00%, 09/14/26(b)	9,760,000	9,715,484

		22,350,264

Diversified Telecommunication Services 1.8%
AT&T, Inc., 4.75%, 05/15/46	6,955,000	7,278,095
CCO Holdings LLC/CCO Holdings Capital Corp., 6.63%, 01/31/22	300,000	314,250
5.25%, 09/30/22	325,000	339,625
5.13%, 05/01/23(b)	525,000	547,969
5.38%, 05/01/25(b)	150,000	157,312
5.75%, 02/15/26(b)	170,000	180,200
5.88%, 05/01/27(b)	390,000	415,350
CenturyLink, Inc., Series S, 6.45%, 06/15/21	200,000	214,250
Series W, 6.75%, 12/01/23	180,000	187,200
Embarq Corp., 8.00%, 06/01/36	490,000	495,870
Frontier Communications Corp., 6.25%, 09/15/21	60,000	57,675
10.50%, 09/15/22	85,000	90,100
7.13%, 01/15/23	245,000	228,462
7.63%, 04/15/24	150,000	140,250
11.00%, 09/15/25	345,000	360,094
9.00%, 08/15/31	655,000	602,600
Level 3 Financing, Inc., 5.38%, 08/15/22	495,000	517,275
5.38%, 01/15/24	100,000	104,188
5.38%, 05/01/25	150,000	156,375
Qwest Corp., 6.88%, 09/15/33	352,000	350,908
SFR Group SA, 6.00%, 05/15/22(b)	595,000	606,900
7.38%, 05/01/26(b)	610,000	623,536
Telecom Italia Capital SA, 6.00%, 09/30/34	275,000	272,319
Verizon Communications, Inc., 5.05%, 03/15/34	3,830,000	4,304,817
4.27%, 01/15/36	9,565,000	9,965,821
5.01%, 08/21/54	1,702,000	1,879,416
Virgin Media Finance plc, 5.25%, 02/15/22	365,000	315,725
6.00%, 10/15/24(b)	240,000	248,402
Virgin Media Secured Finance plc, 5.38%, 04/15/21(b)	220,500	229,871
Wind Acquisition Finance SA, 4.75%, 07/15/20(b)	475,000	478,563
7.38%, 04/23/21(b)	205,000	214,225
Windstream Services LLC, 7.50%, 06/01/22	105,000	100,800

		31,978,443

Electric Utilities 1.3%
Abengoa Transmision Sur SA, 6.88%, 04/30/43(b)	200,000	214,000
Duke Energy Corp., 1.80%, 09/01/21	7,320,000	7,280,882
Eskom Holdings SOC Ltd., 7.13%, 02/11/25(b)	200,000	205,436
Exelon Corp., 4.45%, 04/15/46	4,890,000	5,252,975
IPALCO Enterprises, Inc., 5.00%, 05/01/18	195,000	203,288
South Carolina Electric & Gas Co., 5.10%, 06/01/65	4,905,000	5,748,635
Southern Co. (The), 4.40%, 07/01/46	4,495,000	4,850,096

		23,755,312

Electrical Equipment 0.0%†
Novelis Corp., 6.25%, 08/15/24(b)	95,000	100,819
5.88%, 09/30/26(b)	220,000	225,225

		326,044

Electronic Equipment, Instruments & Components 0.0%†
Flex Ltd., 4.63%, 02/15/20	190,000	203,846
5.00%, 02/15/23	120,000	130,481
Zebra Technologies Corp., 7.25%, 10/15/22	95,000	102,956

		437,283

Energy Equipment & Services 0.1%
EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 05/01/20	540,000	382,050
7.75%, 09/01/22	85,000	50,575
6.38%, 06/15/23	595,000	355,512

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Energy Equipment & Services (continued)
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 07/15/21(b)	$145,000	$150,800
KazMunayGas National Co. JSC, Reg. S, 9.13%, 07/02/18	300,000	331,143
Petrobras Global Finance BV, 8.38%, 05/23/21	136,000	148,580
Precision Drilling Corp., 6.63%, 11/15/20	105,000	97,388
6.50%, 12/15/21	90,000	81,450
5.25%, 11/15/24	110,000	89,650
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	200,000	222,123
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	200,000	221,282

		2,130,553

Equity Real Estate Investment Trusts (REITs) 0.5%
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	220,000	230,888
Corporate Office Properties LP, 3.60%, 05/15/23	2,615,000	2,613,400
Equinix, Inc., 5.88%, 01/15/26	130,000	139,750
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(b)	85,000	85,000
Iron Mountain, Inc., 6.00%, 08/15/23	215,000	229,512
5.75%, 08/15/24	210,000	215,775
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24(b)	105,000	113,893
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 03/01/24	135,000	146,475
5.50%, 05/01/24	465,000	488,715
5.25%, 08/01/26	200,000	207,500
Omega Healthcare Investors, Inc., 5.88%, 03/15/24	485,000	506,701
4.50%, 01/15/25	3,815,000	3,881,110
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21	220,000	230,175

		9,088,894

Food & Staples Retailing 0.0%†
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s Inc./Albertson’s LLC, 6.63%, 06/15/24(b)	210,000	218,400
5.75%, 03/15/25(b)	220,000	219,450
Rite Aid Corp., 9.25%, 03/15/20	44,000	46,420
6.12%, 04/01/23(b)	245,000	264,397

		748,667

Food Products 0.4%
Grupo Bimbo SAB de CV, 4.88%, 06/27/44(b)	3,935,000	3,898,924
Kraft Heinz Foods Co., 5.20%, 07/15/45	2,470,000	2,921,086
Marfrig Holdings Europe BV, Reg. S, 8.00%, 06/08/23	200,000	204,900
Post Holdings, Inc., 6.00%, 12/15/22(b)	350,000	369,688
7.75%, 03/15/24(b)	150,000	168,000

		7,562,598

Gas Utilities 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24(b)	270,000	273,375
DCP Midstream Operating LP, 2.50%, 12/01/17	145,000	144,275
5.60%, 04/01/44	165,000	152,625
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38(b)	193,382	198,217
Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 05/01/21	40,000	36,600
6.75%, 01/15/22	255,000	226,950
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 11/15/23	255,000	232,050
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	365,000	385,531
5.62%, 04/15/23	35,000	37,363
5.75%, 05/15/24	305,000	328,256
5.63%, 03/01/25	765,000	822,375
5.88%, 06/30/26(b)	175,000	190,203
5.00%, 03/15/27(b)	135,000	138,375
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 08/01/21	155,000	161,200

		3,327,395

Health Care Equipment & Supplies 0.0%†
Hologic, Inc., 5.25%, 07/15/22(b)	130,000	137,962

Health Care Providers & Services 1.3%
Amsurg Corp., 5.63%, 07/15/22	165,000	168,712
Davita, Inc., 5.75%, 08/15/22	175,000	183,313
5.13%, 07/15/24	205,000	209,100
5.00%, 05/01/25	320,000	321,200
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(b)	685,000	635,338
Envision Healthcare Corp., 5.13%, 07/01/22(b)	70,000	69,650
Express Scripts Holding Co., 2.25%, 06/15/19	2,620,000	2,657,461
4.80%, 07/15/46	5,000,000	5,193,855
Fresenius Medical Care US Finance II, Inc., 6.50%, 09/15/18(b)	170,000	184,450
5.63%, 07/31/19(b)	150,000	162,750
4.13%, 10/15/20(b)	430,000	452,661
5.88%, 01/31/22(b)	300,000	339,750
4.75%, 10/15/24(b)	45,000	47,250
HCA, Inc., 6.50%, 02/15/20	435,000	481,762
7.50%, 02/15/22	125,000	143,438
5.88%, 03/15/22	475,000	523,688
5.00%, 03/15/24	405,000	427,275
5.38%, 02/01/25	75,000	77,437
5.25%, 06/15/26	190,000	201,875
4.50%, 02/15/27	230,000	231,437
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 05/15/19	745,000	674,225

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
LifePoint Health, Inc., 5.88%, 12/01/23	$125,000	$129,687
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.50%, 04/15/25(b)	95,000	90,250
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)	200,000	215,000
Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/01/26	4,145,000	4,197,016
Quest Diagnostics, Inc., 2.50%, 03/30/20	3,735,000	3,779,342
Team Health, Inc., 7.25%, 12/15/23(b)	425,000	457,406
Tenet Healthcare Corp., 6.25%, 11/01/18	65,000	69,388
4.75%, 06/01/20	55,000	55,825
4.50%, 04/01/21	120,000	120,750
8.13%, 04/01/22	510,000	510,000
6.88%, 11/15/31	100,000	82,250
Universal Health Services, Inc., 3.75%, 08/01/19(b)	100,000	104,000
4.75%, 08/01/22(b)	105,000	108,412
5.00%, 06/01/26(b)	195,000	203,044

		23,508,997

Health Care Technology 0.0%†
IMS Health, Inc., 5.00%, 10/15/26(b)	200,000	208,000

Hotels, Restaurants & Leisure 0.3%
1011778 BC ULC/New Red Finance, Inc., 4.63%, 01/15/22(b)	125,000	130,000
Boyd Gaming Corp., 6.38%, 04/01/26(b)	130,000	139,425
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 03/15/21	75,000	77,625
5.38%, 06/01/24	190,000	200,450
Eldorado Resorts, Inc., 7.00%, 08/01/23	130,000	137,962
ESH Hospitality, Inc., 5.25%, 05/01/25(b)	355,000	354,556
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20	560,000	603,400
5.38%, 11/01/23	180,000	193,950
Hilton Worldwide Finance LLC/Hilton Worldwide Finance, 5.63%, 10/15/21	230,000	236,900
Isle of Capri Casinos, Inc., 8.88%, 06/15/20	150,000	158,625
5.88%, 03/15/21	275,000	287,031
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26(b)	255,000	269,663
MGM Resorts International, 8.63%, 02/01/19	170,000	191,675
Mohegan Tribal Gaming Authority, 11.00%, 09/15/18(b)	55,000	55,275
9.75%, 09/01/21	995,000	1,073,356
NCL Corp. Ltd., 4.63%, 11/15/20(b)	190,000	190,000
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	215,000	233,813
Scientific Games International, Inc., 6.25%, 09/01/20	240,000	184,800
6.63%, 05/15/21	225,000	171,000
10.00%, 12/01/22	440,000	405,900
Six Flags Entertainment Corp., 5.25%, 01/15/21(b)	215,000	221,988
Station Casinos LLC, 7.50%, 03/01/21	160,000	169,219

		5,686,613

Household Durables 0.1%
CalAtlantic Group, Inc., 8.38%, 01/15/21	100,000	118,750
5.38%, 10/01/22	170,000	177,225
5.25%, 06/01/26	120,000	120,072
DR Horton, Inc., 4.38%, 09/15/22	75,000	80,625
5.75%, 08/15/23	145,000	166,025
Lennar Corp., 4.75%, 12/15/17	450,000	461,250
4.75%, 11/15/22	315,000	325,237
Meritage Homes Corp., 6.00%, 06/01/25	80,000	85,000
PulteGroup, Inc., 4.25%, 03/01/21	50,000	52,500
6.00%, 02/15/35	70,000	70,700
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 03/01/24(b)	35,000	36,050
Toll Brothers Finance Corp., 4.00%, 12/31/18	300,000	310,875
4.38%, 04/15/23	75,000	76,875

		2,081,184

Household Products 0.0%†
Spectrum Brands, Inc., 5.75%, 07/15/25	95,000	102,600

Independent Power and Renewable Electricity Producers 0.2%
Calpine Corp., 6.00%, 01/15/22(b)	450,000	471,375
5.38%, 01/15/23	625,000	622,656
5.25%, 06/01/26(b)	70,000	70,875
Dynegy, Inc., 6.75%, 11/01/19	225,000	230,625
5.88%, 06/01/23	95,000	86,213
7.63%, 11/01/24	75,000	73,650
NRG Energy, Inc., 7.88%, 05/15/21	63,000	65,835
6.25%, 07/15/22	640,000	649,600
6.63%, 03/15/23	145,000	146,450
7.25%, 05/15/26(b)	315,000	320,513
6.63%, 01/15/27(b)	395,000	387,100
Talen Energy Supply LLC, 4.62%, 07/15/19(b)	550,000	517,000
4.60%, 12/15/21	470,000	348,975
6.50%, 06/01/25	135,000	108,337

		4,099,204

Industrial Conglomerates 0.5%
3M Co., 2.25%, 09/19/26	5,935,000	5,927,196
General Electric Co., Series D, 5.00%, 01/21/21 (d)	2,196,000	2,335,336

		8,262,532

Internet & Direct Marketing Retail 0.1%
Acosta, Inc., 7.75%, 10/01/22(b)	435,000	357,787

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Internet & Direct Marketing Retail (continued)
Netflix, Inc., 5.50%, 02/15/22	$200,000	$215,250
QVC, Inc., 5.13%, 07/02/22	170,000	180,192
5.45%, 08/15/34	345,000	319,335

		1,072,564

IT Services 0.0%†
First Data Corp., 7.00%, 12/01/23(b)	200,000	211,500
5.00%, 01/15/24(b)	460,000	466,900

		678,400

Machinery 0.1%
Case New Holland Industrial, Inc., 7.88%, 12/01/17	257,000	273,063
CNH Industrial Capital LLC, 4.88%, 04/01/21	115,000	122,187
CNH Industrial NV, 4.50%, 08/15/23	135,000	136,147
Manitowoc Foodservice, Inc., 9.50%, 02/15/24	200,000	229,000
Terex Corp., 6.50%, 04/01/20	300,000	307,500
6.00%, 05/15/21	50,000	51,125

		1,119,022

Media 2.6%
Altice Luxembourg SA, 7.75%, 05/15/22(b)	810,000	864,675
7.63%, 02/15/25(b)	200,000	205,000
AMC Entertainment, Inc., 5.75%, 06/15/25	140,000	141,400
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 07/23/20(b)	6,240,000	6,522,035
4.91%, 07/23/25(b)	8,430,000	9,298,754
6.48%, 10/23/45(b)	4,360,000	5,272,644
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/20	370,000	366,762
Series A, 6.50%, 11/15/22	145,000	146,088
Series B, 6.50%, 11/15/22	85,000	88,506
CSC Holdings LLC, 7.63%, 07/15/18	320,000	344,800
10.88%, 10/15/25(b)	525,000	614,250
5.50%, 04/15/27(b)	335,000	342,538
DISH DBS Corp., 6.75%, 06/01/21	165,000	178,200
5.88%, 11/15/24	415,000	409,812
7.75%, 07/01/26(b)	245,000	260,313
Gray Television, Inc., 5.13%, 10/15/24(b)	110,000	107,938
5.88%, 07/15/26(b)	55,000	55,412
Hughes Satellite Systems Corp., 6.50%, 06/15/19	112,000	122,500
iHeartCommunications, Inc., 9.00%, 12/15/19	90,000	71,212
11.25%, 03/01/21	635,000	493,713
Lamar Media Corp., 5.75%, 02/01/26	75,000	80,812
Liberty Interactive LLC, 8.50%, 07/15/29	70,000	76,650
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(b)	855,000	882,788
Regal Entertainment Group, 5.75%, 03/15/22	310,000	320,075
Sinclair Television Group, Inc., 5.38%, 04/01/21	90,000	93,375
Sirius XM Radio, Inc., 4.25%, 05/15/20(b)	310,000	316,200
5.88%, 10/01/20(b)	425,000	437,486
4.63%, 05/15/23(b)	65,000	65,000
6.00%, 07/15/24(b)	45,000	47,981
5.38%, 07/15/26(b)	175,000	179,813
TEGNA, Inc., 7.13%, 09/01/18	153,000	153,191
5.13%, 10/15/19	260,000	266,825
5.13%, 07/15/20	185,000	191,013
Univision Communications, Inc., 5.13%, 05/15/23(b)	390,000	394,875
Viacom, Inc., 2.75%, 12/15/19	5,655,000	5,744,151
3.88%, 04/01/24	3,980,000	4,102,059
4.38%, 03/15/43	9,410,000	8,638,963

		47,897,809

Metals & Mining 0.1%
Alcoa, Inc., 5.13%, 10/01/24	115,000	122,331
Anglo American Capital plc, 4.45%, 09/27/20(b)	100,000	101,750
ArcelorMittal, 8.00%, 10/15/39	760,000	820,800
Corp. Nacional del Cobre de Chile, Reg. S, 5.63%, 09/21/35	100,000	110,807
First Quantum Minerals Ltd., 7.00%, 02/15/21(b)	260,000	232,700
FMG Resources August 2006 Pty. Ltd., 9.75%, 03/01/22(b)	295,000	342,200
Freeport-McMoRan, Inc., 4.00%, 11/14/21	60,000	56,775
3.55%, 03/01/22	55,000	50,050
3.88%, 03/15/23	85,000	76,281
4.55%, 11/14/24	55,000	49,844
5.40%, 11/14/34	330,000	273,900
Teck Resources Ltd., 4.75%, 01/15/22	110,000	107,800
6.25%, 07/15/41	160,000	153,200

		2,498,438

Multiline Retail 0.0%†
Dollar Tree, Inc., 5.75%, 03/01/23	295,000	317,494
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(b)	55,000	45,925

		363,419

Oil, Gas & Consumable Fuels 2.1%
Antero Resources Corp., 5.38%, 11/01/21	380,000	384,275
5.13%, 12/01/22	100,000	100,750
Apache Corp., 4.75%, 04/15/43	5,220,000	5,333,592
Chesapeake Energy Corp., 6.13%, 02/15/21	270,000	247,725
5.38%, 06/15/21	345,000	300,150
5.75%, 03/15/23	150,000	127,500
Concho Resources, Inc., 5.50%, 04/01/23	155,000	159,844
Continental Resources, Inc., 4.50%, 04/15/23	130,000	124,800
3.80%, 06/01/24	185,000	169,275

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 12/15/20	$170,000	$171,275
6.25%, 04/01/23	240,000	243,000
DCP Midstream LLC, 5.35%, 03/15/20(b)	75,000	76,875
4.75%, 09/30/21(b)	80,000	80,800
8.13%, 08/16/30	60,000	63,300
Encana Corp., 6.50%, 08/15/34	310,000	324,973
6.63%, 08/15/37	110,000	115,328
6.50%, 02/01/38	125,000	129,540
Energy Transfer Equity LP, 7.50%, 10/15/20	255,000	279,862
5.88%, 01/15/24	225,000	233,438
5.50%, 06/01/27	200,000	199,000
Energy Transfer Partners LP, 4.15%, 10/01/20	4,500,000	4,706,663
6.50%, 02/01/42	4,095,000	4,271,404
Hess Corp., 4.30%, 04/01/27	8,340,000	8,404,935
Kinder Morgan Energy Partners LP, 5.50%, 03/01/44	2,900,000	2,932,402
Kinder Morgan, Inc., 5.55%, 06/01/45	1,870,000	1,918,416
MPLX LP, 4.50%, 07/15/23	265,000	270,148
4.88%, 12/01/24	175,000	181,007
Newfield Exploration Co., 5.38%, 01/01/26	175,000	175,438
Oasis Petroleum, Inc., 6.50%, 11/01/21	150,000	143,250
6.88%, 03/15/22	105,000	100,537
ONEOK, Inc., 6.00%, 06/15/35	30,000	29,100
Pacific Exploration and Production Corp., Reg. S, 5.38%, 01/26/19(g)	120,000	22,200
5.63%, 01/19/25(b)(g)	335,000	61,975
Petroleos de Venezuela SA, Reg. S, 6.00%, 05/16/24	300,000	128,220
Petroleos Mexicanos, 5.50%, 06/27/44	700,000	606,830
Range Resources Corp., 5.00%, 08/15/22(b)	150,000	149,250
5.00%, 03/15/23(b)	600,000	586,500
4.88%, 05/15/25	125,000	120,000
Regency Energy Partners LP/Regency Energy Finance Corp., 5.50%, 04/15/23	300,000	309,717
Rockies Express Pipeline LLC, 5.63%, 04/15/20(b)	335,000	353,425
7.50%, 07/15/38(b)	245,000	260,312
6.88%, 04/15/40(b)	225,000	231,750
SM Energy Co., 6.50%, 11/15/21	125,000	127,812
6.13%, 11/15/22	80,000	80,000
6.50%, 01/01/23	40,000	40,400
5.00%, 01/15/24	105,000	98,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23	455,000	439,644
6.75%, 03/15/24	135,000	144,450
5.13%, 02/01/25(b)	135,000	135,169
5.38%, 02/01/27(b)	160,000	161,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22	215,000	229,512
6.38%, 05/01/24	65,000	69,713
Whiting Petroleum Corp., 5.00%, 03/15/19	370,000	357,975
5.75%, 03/15/21	80,000	74,800
6.25%, 04/01/23	200,000	182,500
Williams Cos., Inc. (The), Series A, 7.50%, 01/15/31	80,000	91,200
5.75%, 06/24/44	645,000	664,350
Williams Partners LP/ACMP Finance Corp., 6.13%, 07/15/22	80,000	83,059
YPF SA, 8.50%, 07/28/25(b)	130,000	142,636

		37,951,701

Personal Products 0.0%†
Edgewell Personal Care Co., 4.70%, 05/19/21	130,000	137,100
4.70%, 05/24/22	370,000	382,488
NBTY, Inc., 7.63%, 05/15/21(b)	115,000	117,567

		637,155

Pharmaceuticals 1.7%
Endo Finance LLC/Endo Finco, Inc., 5.38%, 01/15/23(b)	765,000	677,025
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 07/15/23(b)	250,000	227,500
Shire Acquisitions Investments Ireland Designated Activity Co., 1.90%, 09/23/19	13,405,000	13,398,123
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19	9,380,000	9,358,773
4.10%, 10/01/46	4,185,000	4,165,155
Valeant Pharmaceuticals International, Inc., 5.38%, 03/15/20(b)	120,000	111,000
6.38%, 10/15/20(b)	270,000	253,125
5.63%, 12/01/21(b)	770,000	687,225
7.25%, 07/15/22(b)	10,000	9,275
5.50%, 03/01/23(b)	515,000	440,325
5.88%, 05/15/23(b)	1,105,000	953,062
6.13%, 04/15/25(b)	60,000	51,675

		30,332,263

Professional Services 0.0%†
IHS Markit Ltd., 5.00%, 11/01/22(b)	430,000	454,983

Road & Rail 0.3%
ERAC USA Finance LLC, 2.35%, 10/15/19(b)	5,065,000	5,145,772
Hertz Corp. (The), 4.25%, 04/01/18	350,000	358,750
5.50%, 10/15/24(b)	250,000	249,062

		5,753,584

Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc., 6.38%, 10/01/22	275,000	283,937
Micron Technology, Inc., 5.25%, 08/01/23(b)	110,000	108,625
5.50%, 02/01/25	110,000	107,800

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc., (continued)
5.63%, 01/15/26(b)	$95,000	$90,963
NXP BV/NXP Funding LLC, 4.13%, 06/01/21(b)	200,000	214,250
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26(b)	200,000	216,500

		1,022,075

Software 0.8%
Activision Blizzard, Inc., 3.40%, 09/15/26 (b)	5,050,000	5,071,634
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13%, 05/01/21(b)(c)	410,000	397,700
Nuance Communications, Inc., 5.38%, 08/15/20(b)	203,000	208,075
6.00%, 07/01/24(b)	400,000	417,000
Open Text Corp., 5.88%, 06/01/26(b)	255,000	266,794
Oracle Corp., 4.00%, 07/15/46	7,085,000	7,321,022

		13,682,225

Specialty Retail 0.1%
L Brands, Inc., 5.63%, 10/15/23	405,000	452,081
Penske Automotive Group, Inc., 5.38%, 12/01/24	50,000	50,250
PetSmart, Inc., 7.13%, 03/15/23(b)	610,000	638,975

		1,141,306

Supranational 0.0%†
Ukreximbank Via Biz Finance plc, 9.63%, 04/27/22(b)	240,000	235,248

Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc., 4.65%, 02/23/46	7,425,000	8,567,901
Diamond 1 Finance Corp./Diamond 2 Finance Corp, 4.42%, 06/15/21(b)	12,010,000	12,551,891
EMC Corp., 1.88%, 06/01/18	210,000	206,676
Hewlett Packard Enterprise Co., 4.40%, 10/15/22(b)	12,225,000	13,035,640
4.90%, 10/15/25(b)	10,915,000	11,649,645
Western Digital Corp., 10.50%, 04/01/24(b)	745,000	864,200

		46,875,953

Textiles, Apparel & Luxury Goods 0.0%†
Hanesbrands, Inc., 4.88%, 05/15/26(b)	250,000	255,625

Tobacco 0.4%
Altria Group, Inc., 3.88%, 09/16/46	6,325,000	6,561,878

Trading Companies & Distributors 1.2%
Air Lease Corp., 2.13%, 01/15/20	6,750,000	6,735,953
3.88%, 04/01/21	2,700,000	2,855,250
Aircastle Ltd., 4.63%, 12/15/18	445,000	463,912
5.50%, 02/15/22	150,000	161,625
5.00%, 04/01/23	105,000	109,988
HD Supply, Inc., 5.25%, 12/15/21(b)	340,000	359,550
5.75%, 04/15/24(b)	105,000	110,250
International Lease Finance Corp., 8.88%, 09/01/17	385,000	408,100
6.25%, 05/15/19	9,810,000	10,631,588
United Rentals North America, Inc., 5.75%, 11/15/24	90,000	93,375

		21,929,591

Wireless Telecommunication Services 0.3%
Comcel Trust, 6.88%, 02/06/24(b)	300,000	308,460
Sprint Communications, Inc., 6.00%, 11/15/22	735,000	681,712
Sprint Corp., 7.25%, 09/15/21	380,000	381,425
7.88%, 09/15/23	765,000	769,781
7.13%, 06/15/24	875,000	853,125
Syniverse Holdings, Inc., 9.13%, 01/15/19	370,000	279,350
T-Mobile USA, Inc., 5.25%, 09/01/18	230,000	233,162
6.63%, 04/28/21	470,000	494,675
6.13%, 01/15/22	225,000	239,063
6.73%, 04/28/22	245,000	257,250
6.00%, 03/01/23	250,000	267,078

		4,765,081

Total Corporate Bonds (cost $622,646,207)		645,602,006

Foreign Government Securities 2.9%

	Principal Amount	Market Value

ANGOLA 0.0%†
Republic of Angola, Reg. S, 9.50%, 11/12/25	220,000	218,671

ARGENTINA 0.1%
Republic of Argentina, 8.75%, 06/02/17	270,000	281,070
Reg. S, 6.88%, 04/22/21	200,000	217,700
Reg. S, 7.50%, 04/22/26	200,000	225,600
8.28%, 12/31/33	715,039	820,508
Reg. S, 7.13%, 07/06/36	150,000	158,850

		1,703,728

ARMENIA 0.0%†
Republic of Armenia, 7.15%, 03/26/25(b)	356,000	378,321

AZERBAIJAN 0.0%†
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23	300,000	295,631
Southern Gas Corridor CJSC, Reg. S, 6.88%, 03/24/26	240,000	268,800

		564,431

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount		Market Value
BELIZE 0.0%†
Belize Government Bond, Reg. S, 5.00%, 02/20/38(h)		$218,000	$119,355

BERMUDA 0.0%†
Bermuda Government Bond, 4.85%, 02/06/24(b)		200,000	221,000

BRAZIL 0.1%
Federative Republic of Brazil, 4.88%, 01/22/21		480,000	512,400
5.63%, 01/07/41		200,000	199,000
Brazil Minas SPE via State of Minas Gerais, Reg. S, 5.33%, 02/15/28		200,000	197,000

			908,400

COLOMBIA 0.0%†
Republic of Colombia, 7.38%, 09/18/37		100,000	134,750
6.13%, 01/18/41		270,000	326,025

			460,775

COSTA RICA 0.0%†
Republic of Costa Rica, 7.16%, 03/12/45(b)		238,000	256,445

CROATIA 0.1%
Republic of Croatia, Reg. S, 6.75%, 11/05/19		230,000	255,029
Reg. S, 6.63%, 07/14/20		200,000	224,100
Reg. S, 6.38%, 03/24/21		200,000	225,040
Reg. S, 6.00%, 01/26/24		250,000	287,500

			991,669

DOMINICAN REPUBLIC 0.0%†
Dominican Republic Bond, 6.88%, 01/29/26(b)		400,000	463,000

ECUADOR 0.0%†
Republic of Ecuador, 10.50%, 03/24/20(b)		386,000	392,755
Reg. S, 7.95%, 06/20/24		250,000	223,750

			616,505

EGYPT 0.0%†
Arab Republic of Egypt, Reg. S, 6.88%, 04/30/40		100,000	96,270

EL SALVADOR 0.0%†
Republic of El Salvador, Reg. S, 6.38%, 01/18/27		375,000	376,875
Reg. S, 7.63%, 02/01/41		150,000	155,625

			532,500

GHANA 0.0%†
Republic of Ghana, Reg. S, 10.75%, 10/14/30		400,000	467,500

HUNGARY 0.1%
Hungary Government Bond, 7.63%, 03/29/41		490,000	768,614

INDONESIA 0.1%
Pertamina Persero PT, Reg. S, 5.63%, 05/20/43		580,000	609,480
Republic of Indonesia, Reg. S, 7.75%, 01/17/38		185,000	267,541

			877,021

IRAQ 0.0%†
Republic of Iraq, Reg. S, 5.80%, 01/15/28		290,000	236,277

IVORY COAST 0.1%
Republic of Cote d’Ivoire, 5.38%, 07/23/24 (b)		200,000	201,040
Reg. S, 5.75%, 12/31/32(h)		623,700	612,910

			813,950

JAMAICA 0.0%†
Jamacia Government Bond, 7.88%, 07/28/45		200,000	235,500

KENYA 0.0%†
Republic of Kenya, Reg. S, 6.88%, 06/24/24		290,000	284,200

MEXICO 0.8%
United Mexican States, 7.75%, 11/13/42	MXN	233,240,000	13,890,036
4.75%, 03/08/44		$100,000	103,625
Petroleos Mexicanos, 4.63%, 09/21/23(b)		89,000	89,125

			14,082,786

MONGOLIA 0.0%†
Development Bank of Mongolia LLC, 5.75%, 03/21/17		300,000	293,997
Mongolia Government Bond, Reg. S, 5.13%, 12/05/22		200,000	175,509

			469,506

OMAN 0.0%†
Oman Government Bond, Reg. S, 3.63%, 06/15/21		200,000	201,900
Reg. S, 4.75%, 06/15/26		204,000	204,714

			406,614

PERU 0.0%†
Corp. Financiera de Desarrollo SA, 5.25%, 07/15/29(a)(b)		338,000	364,195

SENEGAL 0.0%†
Republic of Senegal, Reg. S, 6.25%, 07/30/24		350,000	362,250

SERBIA 0.0%†
Republic of Serbia, Reg. S, 7.25%, 09/28/21		350,000	407,414
Reg. S, 6.75%, 11/01/24(h)		233,440	234,921

			642,335

SOUTH AFRICA 0.9%
Republic of South Africa, 4.30%, 10/12/28		377,000	373,230
6.50%, 02/28/41	ZAR	296,665,000	15,794,101

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount	Market Value
SOUTH AFRICA (continued)
Eskom Holdings SOC Ltd., Reg. S, 6.75%, 08/06/23	$250,000	$256,695

		16,424,026

SRI LANKA 0.1%
Democratic Socialist Republic of Sri Lanka, Reg. S, 6.85%, 11/03/25	437,000	468,906
Reg. S, 6.83%, 07/18/26	200,000	215,012

		683,918

TUNISIA 0.0%†
Banque Centrale de Tunisie Bond, 5.75%, 01/30/25(b)	255,000	249,199

TURKEY 0.1%
Republic of Turkey, 7.50%, 11/07/19	210,000	233,562
6.25%, 09/26/22	200,000	219,500
7.38%, 02/05/25	470,000	555,656
4.25%, 04/14/26	290,000	283,637

		1,292,355

UKRAINE 0.0%†
Ukraine Government Bond, 7.75%, 09/01/20 (b)	117,000	114,332
7.75%, 09/01/23 (b)	114,000	109,440
Reg. S, 7.75%, 09/01/25	130,000	123,405
Reg. S, 7.75%, 09/01/27	250,000	235,050
0.00%, 05/31/40 (a)(b)	228,000	72,926

		655,153

UNITED STATES 0.4%
Residual Funding Corp. Principal Strip, 0.00%, 04/15/30	9,523,000	6,827,382

URUGUAY 0.0%†
Uruguay Government Bond, 5.10%, 06/18/50	201,000	208,537

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%†
Bolivarian Republic of Venezuela, Reg. S, 8.25%, 10/13/24	300,000	147,300

Total Foreign Government Securities (cost $60,934,529)		54,029,688

Investment Company 2.7%

	Principal Amount	Market Value

Money Market Fund 2.7%
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44% (i)	49,537,902	49,537,902

Total Investment Company (cost $49,537,902)		49,537,902

Mortgage-Backed Securities 27.9%

	Principal Amount	Market Value
FHLMC Gold Pool
Pool# G13072 5.00%, 04/01/23	$6,976	$7,484
Pool# G13122 5.00%, 04/01/23	2,619	2,821
Pool# G13225 5.00%, 06/01/23	61,973	66,715
Pool# J07942 5.00%, 06/01/23	288	296
Pool# J08443 5.00%, 07/01/23	30,516	32,712
Pool# C91128 5.50%, 12/01/27	20,011	22,441
Pool# D98252 5.00%, 08/01/29	1,445	1,600
Pool# G30698 5.00%, 07/01/31	136,692	151,364
Pool# C69707 5.50%, 08/01/32	4,496	5,042
Pool# A14186 5.50%, 10/01/33	935	1,063
Pool# C01674 5.50%, 11/01/33	12,048	13,713
Pool# A24611 4.50%, 06/01/34	3,434	3,758
Pool# A23854 5.50%, 06/01/34	8,420	9,443
Pool# G08084 4.50%, 10/01/35	40,526	44,505
Pool# A39572 5.00%, 11/01/35	43,002	47,726
Pool# A39584 5.50%, 11/01/35	23,124	26,253
Pool# A41399 5.50%, 12/01/35	154,631	175,935
Pool# A49058 5.50%, 05/01/36	100,116	112,275
Pool# A52983 5.50%, 10/01/36	66,390	75,334
Pool# A61562 5.50%, 10/01/36	340,776	385,782
Pool# G02379 6.00%, 10/01/36	8,052	9,285
Pool# A57475 5.50%, 02/01/37	2,043	2,291
Pool# G02561 5.50%, 02/01/37	37,018	41,905
Pool# A58420 5.50%, 03/01/37	4,257	4,830
Pool# G03400 5.50%, 03/01/37	134,849	152,547
Pool# A60064 5.50%, 04/01/37	70,425	79,470
Pool# G02791 5.50%, 04/01/37	3,242	3,676
Pool# A60070 5.00%, 05/01/37	1,355	1,503
Pool# G05521 5.50%, 05/01/37	880,553	999,800
Pool# G02976 5.50%, 06/01/37	28,360	32,162
Pool# G08204 5.50%, 06/01/37	5,953	6,746
Pool# G08210 6.00%, 07/01/37	63,129	72,214
Pool# A65518 6.00%, 09/01/37	55,502	63,707
Pool# A68546 5.50%, 11/01/37	28,278	31,712

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# G03432 5.50%, 11/01/37	$34,975	$39,548
Pool# A69653 5.50%, 12/01/37	10,446	11,836
Pool# A70591 5.50%, 12/01/37	48,446	54,820
Pool# G03616 6.00%, 12/01/37	14,988	17,116
Pool# A71374 5.50%, 01/01/38	10,571	11,855
Pool# A71604 5.50%, 01/01/38	173,605	196,814
Pool# A72378 5.50%, 01/01/38	106,462	120,678
Pool# G03927 5.50%, 01/01/38	8,719	9,881
Pool# A73996 5.50%, 02/01/38	227,766	258,191
Pool# G03812 5.50%, 02/01/38	538,249	610,075
Pool# G03964 5.50%, 02/01/38	54,277	61,348
Pool# A72499 6.00%, 02/01/38	8,011	9,249
Pool# A75432 5.50%, 03/01/38	67,243	75,410
Pool# G04220 5.50%, 03/01/38	13,756	15,556
Pool# G08256 5.50%, 03/01/38	7,238	8,205
Pool# G04156 6.00%, 03/01/38	13,283	15,152
Pool# A75830 5.50%, 04/01/38	130,297	148,699
Pool# A76127 5.50%, 04/01/38	233,220	262,858
Pool# A76483 5.50%, 04/01/38	101,750	114,107
Pool# G04248 5.50%, 04/01/38	112,846	127,836
Pool# G08263 5.50%, 04/01/38	8,720	9,870
Pool# A76211 6.00%, 04/01/38	2,398	2,748
Pool# G04287 5.00%, 05/01/38	76,572	84,791
Pool# A76939 5.50%, 05/01/38	7,092	7,965
Pool# A77057 5.50%, 05/01/38	10,844	12,297
Pool# A77208 5.50%, 05/01/38	13,111	14,875
Pool# A77796 5.50%, 05/01/38	313,813	352,320
Pool# G04305 5.50%, 05/01/38	187,142	210,889
Pool# A77648 5.50%, 06/01/38	9,078	10,181
Pool# A77937 5.50%, 06/01/38	58,103	65,160
Pool# A78624 5.50%, 06/01/38	75,942	86,085
Pool# G04359 5.50%, 06/01/38	152,949	172,773
Pool# G04458 5.50%, 06/01/38	44,450	50,409
Pool# A78076 6.00%, 06/01/38	26,255	30,025
Pool# A78454 6.00%, 06/01/38	11,199	12,775
Pool# A78982 5.50%, 07/01/38	25,844	29,119
Pool# A79018 5.50%, 07/01/38	49,911	56,538
Pool# A79509 5.50%, 07/01/38	6,958	7,876
Pool# A79806 5.50%, 07/01/38	4,680	5,311
Pool# A79816 5.50%, 07/01/38	15,563	17,453
Pool# G04471 5.50%, 07/01/38	44,792	50,715
Pool# G05956 5.50%, 07/01/38	631,998	715,118
Pool# A80779 5.50%, 08/01/38	41,474	46,779
Pool# G04817 5.00%, 09/01/38	130,187	144,160
Pool# A81743 5.50%, 09/01/38	26,927	30,473
Pool# A82093 5.50%, 09/01/38	25,616	29,072
Pool# A82207 5.50%, 09/01/38	1,041	1,180
Pool# A82609 5.50%, 09/01/38	15,329	17,191
Pool# A82656 5.50%, 10/01/38	4,616	5,176
Pool# A82703 5.50%, 10/01/38	5,891	6,670
Pool# G04847 5.50%, 10/01/38	58,728	66,168
Pool# G05979 5.50%, 10/01/38	13,065	14,781
Pool# A82757 5.50%, 11/01/38	109,676	122,996
Pool# A82787 5.50%, 11/01/38	565,712	636,280
Pool# A83032 5.50%, 11/01/38	16,894	18,957
Pool# A83066 5.50%, 11/01/38	1,892	2,125
Pool# A83071 5.50%, 11/01/38	2,380	2,669
Pool# A83596 5.50%, 12/01/38	55,288	62,024
Pool# G05337 5.50%, 12/01/38	227,378	257,759
Pool# G08314 5.50%, 01/01/39	32,745	36,974
Pool# G08331 4.50%, 02/01/39	5,809	6,362
Pool# G08323 5.00%, 02/01/39	148,097	163,993
Pool# A84417 5.50%, 02/01/39	51,240	57,486
Pool# G05300 5.50%, 02/01/39	8,718	9,853
Pool# A84655 4.50%, 03/01/39	396,778	434,620
Pool# G05841 5.50%, 04/01/39	17,857	20,117
Pool# A86955 4.50%, 06/01/39	273,388	299,656
Pool# A86968 4.50%, 06/01/39	34,364	37,608

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# G05472 4.50%, 06/01/39	$10,252	$11,220
Pool# G05484 4.50%, 06/01/39	430,558	472,897
Pool# A87250 5.00%, 06/01/39	274,351	307,184
Pool# A87679 5.00%, 08/01/39	169,537	187,734
Pool# G07021 5.00%, 09/01/39	319,970	354,314
Pool# A89385 4.50%, 10/01/39	12,319	13,513
Pool# G05684 5.50%, 10/01/39	105,096	118,726
Pool# G06020 5.50%, 12/01/39	571,199	646,250
Pool# V80890 5.50%, 12/01/39	365,722	414,571
Pool# G05813 6.00%, 12/01/39	28,519	32,620
Pool# G05923 5.50%, 02/01/40	66,954	75,895
Pool# G06031 5.50%, 03/01/40	22,058	25,002
Pool# A91997 5.00%, 04/01/40	99,599	110,444
Pool# G05849 4.50%, 05/01/40	688,631	755,429
Pool# G06193 5.50%, 05/01/40	96,836	109,759
Pool# A92458 5.00%, 06/01/40	51,372	57,025
Pool# G08402 5.00%, 06/01/40	146,991	162,809
Pool# A92764 5.50%, 06/01/40	46,149	51,775
Pool# C03486 4.50%, 07/01/40	7,919	8,695
Pool# G06412 5.50%, 07/01/40	1,214,975	1,374,934
Pool# C03531 4.00%, 10/01/40	1,351,585	1,455,264
Pool# A94833 4.00%, 11/01/40	4,151,970	4,522,917
Pool# A95230 4.00%, 12/01/40	1,453,955	1,582,000
Pool# A96634 4.50%, 02/01/41	302,615	331,189
Pool# A97942 4.50%, 04/01/41	296,170	325,581
Pool# G08443 4.50%, 04/01/41	959,642	1,054,398
Pool# Q00876 4.50%, 05/01/41	1,371,445	1,507,909
Pool# Q00950 5.00%, 05/01/41	729,237	809,056
Pool# Q01212 4.50%, 06/01/41	602,581	661,171
Pool# Q01198 5.50%, 06/01/41	31,607	35,461
Pool# G06956 4.50%, 08/01/41	1,221,708	1,342,406
Pool# Q03043 4.50%, 09/01/41	354,015	389,400
Pool# Z40047 4.00%, 10/01/41	367,750	395,854
Pool# Q06344 4.00%, 02/01/42	3,319,861	3,596,027
Pool# G08479 3.50%, 03/01/42	485,686	513,905
Pool# Q08997 3.50%, 06/01/42	976,001	1,039,204
Pool# Q09004 3.50%, 06/01/42	755,577	799,547
Pool# C04008 4.00%, 06/01/42	1,262,395	1,354,002
Pool# C09004 3.50%, 07/01/42	1,122,112	1,187,557
Pool# G08500 3.50%, 07/01/42	667,796	706,695
Pool# G07083 4.00%, 07/01/42	483,414	526,916
Pool# Z40054 4.00%, 07/01/42	447,466	481,736
Pool# Q09896 3.50%, 08/01/42	600,662	635,737
Pool# Q11095 3.50%, 09/01/42	502,312	531,865
Pool# Q11348 3.50%, 09/01/42	1,832,149	1,939,853
Pool# Q12143 3.50%, 10/01/42	324,704	343,785
Pool# G07155 4.00%, 10/01/42	859,346	925,058
Pool# Q13765 4.00%, 12/01/42	476,821	520,522
Pool# Q16893 3.50%, 04/01/43	483,895	516,789
Pool# Q17389 3.50%, 04/01/43	1,209,643	1,292,501
Pool# Q18305 3.50%, 05/01/43	430,476	455,579
Pool# Q19476 3.50%, 06/01/43	531,845	563,130
Pool# Q19480 4.00%, 06/01/43	3,767,513	4,078,285
Pool# G07459 3.50%, 08/01/43	1,212,996	1,284,128
Pool# G08541 3.50%, 08/01/43	1,099,200	1,163,498
Pool# Q20857 3.50%, 08/01/43	924,743	995,565
Pool# Q20860 3.50%, 08/01/43	388,755	411,648
Pool# Q20680 4.00%, 10/01/43	433,428	464,880
Pool# V80509 4.00%, 10/01/43	538,306	581,455
Pool# G07508 4.50%, 10/01/43	394,618	431,987
Pool# G08558 4.00%, 11/01/43	264,970	284,197
Pool# G08559 4.50%, 11/01/43	1,516,424	1,661,727
Pool# Q22805 4.50%, 11/01/43	140,718	154,480
Pool# G08568 4.50%, 01/01/44	100,267	109,739
Pool# C09059 4.50%, 03/01/44	1,130,880	1,237,660
Pool# G07763 4.50%, 03/01/44	430,445	472,667
Pool# G08578 4.50%, 03/01/44	2,298,856	2,516,334
Pool# G08582 4.00%, 04/01/44	406,128	435,599

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# Q26367 4.00%, 05/01/44	$240,079	$259,591
Pool# G08587 4.50%, 05/01/44	922,702	1,009,825
Pool# G08596 4.50%, 07/01/44	1,736,015	1,900,040
Pool# Q27377 4.50%, 07/01/44	1,157,146	1,269,920
Pool# G08601 4.00%, 08/01/44	812,412	871,366
Pool# Q27903 4.00%, 08/01/44	1,739,908	1,866,166
Pool# G07964 5.00%, 08/01/44	538,372	602,388
Pool# G08609 3.50%, 10/01/44	1,041,865	1,099,019
Pool# Q29916 4.00%, 11/01/44	1,593,893	1,710,057
Pool# C09070 4.00%, 12/01/44	644,328	691,084
Pool# G08621 4.50%, 12/01/44	646,435	707,613
Pool# Q30149 4.50%, 12/01/44	93,690	102,537
Pool# G08627 3.50%, 02/01/45	1,323,245	1,395,835
Pool# C09071 4.00%, 02/01/45	2,088,806	2,240,383
Pool# G07961 3.50%, 03/01/45	1,215,406	1,293,882
Pool# G08633 4.00%, 03/01/45	4,698,224	5,039,155
Pool# Q32070 4.00%, 03/01/45	1,308,511	1,403,465
Pool# G08636 3.50%, 04/01/45	3,799,144	4,007,553
Pool# G08637 4.00%, 04/01/45	1,534,421	1,645,768
Pool# G08642 4.00%, 05/01/45	2,257,398	2,421,209
Pool# Q35164 4.00%, 05/01/45	1,258,539	1,350,318
Pool# G08657 4.50%, 07/01/45	165,418	181,352
Pool# G08659 3.50%, 08/01/45	1,278,215	1,348,334
Pool# V81873 4.00%, 08/01/45	486,706	522,024
Pool# G08672 4.00%, 10/01/45	1,916,422	2,055,490
Pool# G08676 3.50%, 11/01/45	2,952,531	3,114,498
Pool# Q37023 4.00%, 11/01/45	2,717,766	2,914,984
Pool# G08681 3.50%, 12/01/45	1,299,322	1,370,599
Pool# G08682 4.00%, 12/01/45	988,098	1,059,800
Pool# Q38470 4.00%, 01/01/46	1,219,385	1,309,226
Pool# Q38473 4.00%, 01/01/46	2,344,815	2,514,969
Pool# G08699 4.00%, 03/01/46	2,015,400	2,164,431
Pool# G08706 3.50%, 05/01/46	586,012	618,224
Pool# Q40718 3.50%, 05/01/46	1,948,374	2,057,967
FHLMC Gold Pool TBA
2.50%, 10/15/31	6,920,000	7,168,687
4.00%, 10/15/46	7,460,000	8,001,870
3.00%, 12/31/49	22,800,000	23,692,406
3.50%, 12/31/49	3,320,000	3,502,535
FNMA Pool
Pool# 625932 5.00%, 01/01/17	31,592	32,463
Pool# 626012 5.00%, 01/01/17	4,891	5,026
Pool# 630920 5.00%, 02/01/17	4,289	4,407
Pool# 669089 5.00%, 10/01/17	12,257	12,595
Pool# 555092 5.00%, 12/01/17	219,525	225,578
Pool# 709835 5.00%, 06/01/18	225,916	232,313
Pool# 730339 5.00%, 09/01/18	110,484	113,531
Pool# 687533 5.00%, 11/01/18	41,072	42,204
Pool# 748029 5.00%, 12/01/18	2,272	2,334
Pool# 770160 5.00%, 04/01/19	353,783	363,811
Pool# 845488 5.00%, 06/01/21	2,248	2,390
Pool# 254175 5.50%, 12/01/21	33,335	37,524
Pool# 969941 5.00%, 03/01/23	18,157	18,658
Pool# 254690 5.50%, 04/01/23	85,165	95,868
Pool# 982885 5.00%, 05/01/23	7,779	8,341
Pool# 254797 5.00%, 06/01/23	246,885	273,977
Pool# 975884 5.00%, 06/01/23	2,531	2,660
Pool# 254764 5.50%, 06/01/23	176,748	198,962
Pool# 987214 5.00%, 07/01/23	1,186	1,273
Pool# 976243 5.00%, 08/01/23	5,217	5,605
Pool# 987456 5.00%, 08/01/23	11,436	11,880
Pool# 965102 5.00%, 09/01/23	2,245	2,307
Pool# 988300 5.00%, 09/01/23	1,135	1,166
Pool# 254911 5.00%, 10/01/23	46,485	51,586
Pool# 254985 5.00%, 11/01/23	617,621	685,397
Pool# 255582 5.00%, 01/01/25	3,145	3,490
Pool# 255627 5.00%, 02/01/25	296,687	329,245
Pool# 255667 5.00%, 03/01/25	4,181	4,640
Pool# 255892 5.00%, 09/01/25	526,256	584,007
Pool# 256170 5.00%, 03/01/26	480,416	533,136
Pool# 256294 5.00%, 05/01/26	1,857	2,061
Pool# 256639 5.00%, 02/01/27	341,242	378,689
Pool# 256640 5.50%, 03/01/27	27,812	31,307

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# 256676 5.50%, 04/01/27	$26,526	$29,860
Pool# 256820 5.00%, 07/01/27	243,310	270,183
Pool# AP7517 3.00%, 09/01/27	1,468,591	1,544,578
Pool# 256896 5.50%, 09/01/27	391,746	440,982
Pool# 257075 5.50%, 02/01/28	459,720	521,256
Pool# 889278 5.50%, 04/01/28	713,696	803,396
Pool# 257282 5.50%, 07/01/28	128,881	145,079
Pool# 257367 5.50%, 09/01/28	45,283	50,975
Pool# 257451 5.50%, 11/01/28	10,530	11,854
Pool# 995477 5.50%, 01/01/29	29,883	33,638
Pool# 930997 4.50%, 04/01/29	141,083	154,544
Pool# MA0082 5.00%, 05/01/29	405,286	453,166
Pool# AL0869 4.50%, 06/01/29	78,298	85,769
Pool# MA0097 5.00%, 06/01/29	89,504	99,531
Pool# AL8062 5.50%, 06/01/29	786,665	885,535
Pool# MA0130 5.00%, 07/01/29	560,826	623,380
Pool# AS3118 3.00%, 08/01/29	1,912,049	2,008,098
Pool# MA2124 3.00%, 12/01/29	1,671,766	1,755,585
Pool# AS4466 3.00%, 02/01/30	1,558,451	1,643,743
Pool# AS4506 3.00%, 02/01/30	998,272	1,048,324
Pool# AX9538 3.00%, 02/01/30	2,093,087	2,206,750
Pool# AX9550 3.00%, 02/01/30	368,184	386,644
Pool# AS4855 2.50%, 04/01/30	1,254,420	1,301,256
Pool# AS4877 3.00%, 04/01/30	1,148,824	1,206,423
Pool# 932716 5.00%, 04/01/30	20,280	22,521
Pool# AL7415 5.50%, 04/01/30	127,679	143,726
Pool# MA0436 5.50%, 04/01/30	71,332	80,612
Pool# AY0990 2.50%, 05/01/30	1,445,932	1,499,048
Pool# AL6763 3.00%, 05/01/30	1,221,447	1,285,234
Pool# AY4218 3.00%, 05/01/30	1,512,141	1,587,957
Pool# AS5240 3.00%, 06/01/30	1,461,724	1,535,012
Pool# AD7853 4.50%, 06/01/30	411,438	451,614
Pool# AZ0881 2.50%, 07/01/30	1,647,313	1,707,827
Pool# AZ0886 3.00%, 07/01/30	1,191,176	1,250,899
Pool# AL6317 5.00%, 09/01/30	577,795	641,201
Pool# AL7801 2.50%, 11/01/30	2,531,431	2,629,008
Pool# 890710 3.00%, 02/01/31	901,528	947,396
Pool# MA2596 3.00%, 04/01/31	647,112	680,243
Pool# 676643 5.00%, 01/01/33	107,773	120,215
Pool# 720679 5.00%, 06/01/33	10,190	11,372
Pool# 310100 5.00%, 08/01/33	243,449	273,540
Pool# 738166 5.00%, 09/01/33	3,127	3,488
Pool# 725027 5.00%, 11/01/33	309,529	347,769
Pool# 745944 5.00%, 12/01/33	90,544	101,729
Pool# 725422 5.00%, 04/01/34	62,681	70,425
Pool# 985615 5.50%, 04/01/34	220,927	251,114
Pool# 794978 5.50%, 10/01/34	62,626	70,601
Pool# 801596 5.50%, 10/01/34	69,321	78,647
Pool# AC2387 5.00%, 01/01/35	9,934	11,049
Pool# 735141 5.50%, 01/01/35	449,223	511,451
Pool# AD0308 5.00%, 03/01/35	627,274	703,604
Pool# 735382 5.00%, 04/01/35	147,845	165,272
Pool# 735403 5.00%, 04/01/35	495,446	553,536
Pool# 255706 5.50%, 05/01/35	3,642	4,127
Pool# 735578 5.00%, 06/01/35	260,055	290,050
Pool# 735581 5.00%, 06/01/35	1,382,859	1,551,551
Pool# 735795 5.00%, 06/01/35	852,489	957,396
Pool# 735667 5.00%, 07/01/35	6,991	7,853
Pool# 826201 5.00%, 07/01/35	43,788	48,656
Pool# 190360 5.00%, 08/01/35	549,940	612,133
Pool# 310099 5.00%, 08/01/35	1,721,884	1,926,242
Pool# 825753 5.50%, 08/01/35	24,248	27,583
Pool# 834657 5.50%, 08/01/35	3,811	4,311
Pool# 836018 5.50%, 09/01/35	1,543	1,755
Pool# 735893 5.00%, 10/01/35	260,051	289,427
Pool# 835482 5.50%, 10/01/35	16,445	18,670
Pool# 863626 5.50%, 12/01/35	51,847	58,363

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# 745275 5.00%, 02/01/36	$245,509	$273,226
Pool# 745343 5.50%, 03/01/36	247,133	280,820
Pool# 865972 5.50%, 03/01/36	27,690	31,170
Pool# 891588 5.50%, 05/01/36	75,077	84,830
Pool# 885808 5.50%, 06/01/36	1,587	1,786
Pool# 885367 5.00%, 07/01/36	1,710	1,898
Pool# 745826 6.00%, 07/01/36	6,857	7,870
Pool# AI6495 5.00%, 09/01/36	617,104	688,503
Pool# 897267 5.50%, 10/01/36	28,947	32,585
Pool# 899215 6.00%, 10/01/36	24,368	27,968
Pool# 310107 5.00%, 11/01/36	101,730	113,227
Pool# 831922 5.50%, 11/01/36	5,244	5,931
Pool# 256513 5.50%, 12/01/36	27,440	31,052
Pool# 902752 5.50%, 12/01/36	3,200	3,604
Pool# 903013 5.50%, 12/01/36	68,390	77,252
Pool# 920078 5.50%, 12/01/36	8,597	9,715
Pool# 906869 6.00%, 12/01/36	87,422	100,076
Pool# 967685 5.50%, 01/01/37	27,403	30,847
Pool# 888222 6.00%, 02/01/37	20,634	23,677
Pool# 910242 5.00%, 03/01/37	3,013	3,343
Pool# 914049 6.00%, 03/01/37	93,832	107,413
Pool# 914752 5.50%, 04/01/37	18,669	21,118
Pool# 918011 5.00%, 05/01/37	94,277	104,623
Pool# 897640 5.50%, 05/01/37	28,361	31,927
Pool# 899528 5.50%, 05/01/37	49,318	55,517
Pool# 917988 6.00%, 05/01/37	20,584	23,563
Pool# 937788 5.00%, 06/01/37	1,283	1,423
Pool# 899562 5.50%, 06/01/37	16,788	18,898
Pool# 918516 5.50%, 06/01/37	353,876	400,431
Pool# 918659 5.50%, 06/01/37	74,781	84,180
Pool# 918662 5.50%, 06/01/37	257,739	291,536
Pool# 915639 6.00%, 06/01/37	72,953	83,512
Pool# 939984 6.00%, 06/01/37	59,380	68,024
Pool# 256822 5.00%, 07/01/37	2,223	2,467
Pool# 938175 5.50%, 07/01/37	7,795	8,775
Pool# 899598 6.00%, 07/01/37	5,551	6,367
Pool# 928483 6.00%, 07/01/37	26,717	30,636
Pool# 942052 6.00%, 07/01/37	24,141	27,675
Pool# 944526 6.00%, 07/01/37	7,974	9,128
Pool# 942290 5.50%, 08/01/37	24,559	27,765
Pool# 945218 5.50%, 08/01/37	5,412	6,092
Pool# AA0920 5.50%, 08/01/37	1,377,846	1,559,643
Pool# 936895 6.00%, 08/01/37	1,597	1,828
Pool# 888638 5.50%, 09/01/37	41,405	46,785
Pool# 952277 5.50%, 09/01/37	979	1,102
Pool# 952276 6.00%, 09/01/37	112,900	129,343
Pool# 933131 5.50%, 10/01/37	24,014	27,081
Pool# 943640 5.50%, 10/01/37	1,710	1,930
Pool# 946923 6.00%, 10/01/37	61,936	71,008
Pool# 955770 6.00%, 10/01/37	6,806	7,795
Pool# 952372 5.50%, 11/01/37	244,934	275,781
Pool# 960117 5.50%, 11/01/37	613	690
Pool# 933166 6.00%, 11/01/37	113,725	130,332
Pool# 956411 6.00%, 11/01/37	13,589	15,573
Pool# 959983 6.00%, 11/01/37	41,051	46,993
Pool# 959454 5.50%, 12/01/37	52,188	58,890
Pool# 967254 5.50%, 12/01/37	44,817	50,449
Pool# 977077 5.50%, 12/01/37	105,509	119,712
Pool# 929018 6.00%, 12/01/37	22,203	25,461
Pool# 966419 6.00%, 12/01/37	30,896	35,422
Pool# 961181 5.50%, 01/01/38	13,810	15,602
Pool# 961256 5.50%, 01/01/38	38,780	43,803
Pool# 961311 5.50%, 01/01/38	36,981	41,628
Pool# 966664 5.50%, 01/01/38	150,958	169,931
Pool# 961348 6.00%, 01/01/38	84,871	97,155
Pool# 965719 6.00%, 01/01/38	14,371	16,474
Pool# 960048 5.50%, 02/01/38	1,148	1,292
Pool# 969757 5.50%, 02/01/38	1,454	1,637

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# 969776 5.50%, 02/01/38	$56,491	$63,604
Pool# 972404 5.50%, 02/01/38	16,063	18,203
Pool# 972701 5.50%, 02/01/38	20,243	22,912
Pool# 953613 5.50%, 03/01/38	3,388	3,834
Pool# 961849 5.50%, 03/01/38	26,418	29,892
Pool# 962344 5.50%, 03/01/38	332,757	374,579
Pool# 962371 5.50%, 03/01/38	25,796	29,117
Pool# 973775 5.50%, 03/01/38	25,905	29,161
Pool# 973794 5.50%, 03/01/38	61,978	69,953
Pool# 974674 5.50%, 03/01/38	28,133	31,679
Pool# 975186 5.50%, 03/01/38	76,143	85,914
Pool# 961992 6.00%, 03/01/38	67,347	77,221
Pool# 974532 5.00%, 04/01/38	17,903	19,868
Pool# 979504 5.00%, 04/01/38	39,069	43,356
Pool# 933777 5.50%, 04/01/38	9,141	10,354
Pool# 973726 6.00%, 04/01/38	96,465	110,634
Pool# 969268 5.50%, 05/01/38	2,028	2,283
Pool# 970232 5.50%, 05/01/38	5,467	6,168
Pool# 975049 5.50%, 05/01/38	95,469	107,468
Pool# 975127 5.50%, 05/01/38	277,523	313,195
Pool# 983284 5.50%, 05/01/38	323,438	364,088
Pool# 995048 5.50%, 05/01/38	84,145	95,236
Pool# 889509 6.00%, 05/01/38	40,114	46,030
Pool# 889579 6.00%, 05/01/38	59,883	68,708
Pool# 984000 5.00%, 06/01/38	38,761	43,719
Pool# 929594 5.50%, 06/01/38	314,852	354,423
Pool# 963774 5.50%, 06/01/38	90,995	102,432
Pool# 963958 5.50%, 06/01/38	809	911
Pool# 976213 5.50%, 06/01/38	7,626	8,622
Pool# 979984 5.50%, 06/01/38	35,697	40,258
Pool# 985559 5.50%, 06/01/38	64,899	73,349
Pool# 985731 5.50%, 06/01/38	17,779	20,032
Pool# 986519 5.50%, 06/01/38	4,698	5,294
Pool# 995018 5.50%, 06/01/38	73,794	83,494
Pool# 929714 5.50%, 07/01/38	264,482	298,332
Pool# 929737 5.50%, 07/01/38	1,967	2,221
Pool# 934333 5.50%, 07/01/38	113,125	127,452
Pool# 934351 5.50%, 07/01/38	18,486	20,884
Pool# 963975 5.50%, 07/01/38	57,516	64,938
Pool# 986245 5.50%, 07/01/38	7,081	7,979
Pool# 986999 5.50%, 07/01/38	64,075	72,129
Pool# 889962 5.50%, 08/01/38	208,810	235,558
Pool# 929824 5.50%, 08/01/38	39,284	44,364
Pool# 964970 5.50%, 08/01/38	18,443	20,761
Pool# 975697 5.50%, 08/01/38	9,029	10,206
Pool# 986062 5.50%, 08/01/38	5,558	6,286
Pool# 925973 6.00%, 08/01/38	17,410	19,930
Pool# 983378 6.00%, 08/01/38	33,587	38,465
Pool# 889995 5.50%, 09/01/38	275,994	311,996
Pool# 970818 5.50%, 09/01/38	50,138	56,758
Pool# 986938 5.50%, 09/01/38	7,251	8,162
Pool# 970650 5.50%, 10/01/38	71,742	80,993
Pool# 990786 5.50%, 10/01/38	33,193	37,592
Pool# 930071 6.00%, 10/01/38	242,606	277,722
Pool# 991002 6.00%, 10/01/38	3,933	4,503
Pool# 992035 6.00%, 10/01/38	5,795	6,634
Pool# 934645 5.50%, 11/01/38	49,946	56,223
Pool# 934665 5.50%, 11/01/38	35,771	40,311
Pool# 970809 5.50%, 11/01/38	20,351	22,909
Pool# 985805 5.50%, 11/01/38	74,113	83,428
Pool# 987994 5.50%, 11/01/38	34,822	39,305
Pool# 994637 5.50%, 11/01/38	261,214	294,982
Pool# 995759 5.50%, 11/01/38	403,950	455,324
Pool# AB0131 5.00%, 12/01/38	15,351	17,148
Pool# 930253 5.50%, 12/01/38	88,607	100,269
Pool# 934249 5.50%, 12/01/38	15,780	17,763
Pool# 970929 5.50%, 12/01/38	65,640	73,958
Pool# 991434 5.50%, 12/01/38	26,779	30,311

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# 992676 5.50%, 12/01/38	$14,825	$16,688
Pool# 992944 5.50%, 12/01/38	63,644	71,643
Pool# 993055 5.50%, 12/01/38	33,973	38,358
Pool# AA0694 5.50%, 12/01/38	52,962	59,870
Pool# AD0385 5.50%, 12/01/38	31,491	35,578
Pool# 934231 5.00%, 01/01/39	3,056	3,391
Pool# 890294 5.50%, 01/01/39	144,260	163,051
Pool# 993100 5.50%, 01/01/39	26,652	30,164
Pool# 993111 5.50%, 01/01/39	26,078	29,356
Pool# AA0187 5.50%, 01/01/39	23,192	26,107
Pool# AA0729 5.50%, 02/01/39	399,302	451,835
Pool# AA1638 5.50%, 02/01/39	13,194	14,852
Pool# AD0306 5.50%, 03/01/39	10,477	11,859
Pool# AA4463 4.50%, 04/01/39	130,082	142,493
Pool# 935063 5.50%, 04/01/39	117,755	133,280
Pool# 995845 5.50%, 04/01/39	1,486	1,679
Pool# 935075 6.00%, 04/01/39	21,266	24,344
Pool# 995894 6.00%, 04/01/39	238,633	273,745
Pool# AB0733 4.50%, 06/01/39	143,025	156,779
Pool# 995862 5.00%, 07/01/39	71,960	79,857
Pool# AL0070 5.00%, 07/01/39	60,097	66,692
Pool# AC0017 5.50%, 09/01/39	16,152	18,302
Pool# AD0638 6.00%, 09/01/39	75,118	86,196
Pool# AL2875 5.00%, 11/01/39	265,889	295,068
Pool# 190399 5.50%, 11/01/39	9,822	11,103
Pool# 932586 4.50%, 03/01/40	982,183	1,077,070
Pool# AD1656 4.50%, 03/01/40	376,354	412,668
Pool# MA0389 5.50%, 04/01/40	45,801	51,746
Pool# 190404 4.50%, 05/01/40	165,232	181,235
Pool# AL0071 5.00%, 05/01/40	150,756	167,300
Pool# AB1316 5.50%, 05/01/40	104,748	117,913
Pool# AL0015 5.50%, 05/01/40	616,256	696,592
Pool# AB1149 5.00%, 06/01/40	185,640	206,489
Pool# AD6438 5.00%, 06/01/40	12,083	13,435
Pool# AD7849 5.00%, 06/01/40	300,403	333,874
Pool# AD7128 4.50%, 07/01/40	12,156	13,336
Pool# AB1259 5.00%, 07/01/40	669,823	744,733
Pool# AC9032 5.00%, 07/01/40	10,513	11,684
Pool# AD6856 5.00%, 07/01/40	7,326	8,163
Pool# AB1335 4.50%, 08/01/40	283,141	310,214
Pool# AB1389 4.50%, 08/01/40	736,708	807,658
Pool# AD8529 4.50%, 08/01/40	1,257,167	1,378,964
Pool# AE0271 5.00%, 08/01/40	1,136,307	1,266,021
Pool# AE3251 5.00%, 08/01/40	397,775	441,479
Pool# AD5283 4.50%, 09/01/40	44,991	49,306
Pool# AE0691 4.50%, 10/01/40	107,828	118,361
Pool# AE0803 4.50%, 10/01/40	1,445,733	1,586,059
Pool# AE5471 4.50%, 10/01/40	9,845	10,799
Pool# AB1854 4.50%, 11/01/40	320,505	351,626
Pool# AE2691 4.50%, 12/01/40	2,522,798	2,767,169
Pool# AH1560 4.00%, 01/01/41	556,249	599,141
Pool# AE0725 4.50%, 01/01/41	139,542	153,476
Pool# AL0791 4.00%, 02/01/41	712,808	776,385
Pool# AE0984 4.50%, 02/01/41	31,705	34,861
Pool# AL5782 5.50%, 03/01/41	561,009	633,568
Pool# AH4038 4.50%, 04/01/41	678,144	748,519
Pool# AH9471 4.50%, 04/01/41	729,749	804,385
Pool# AI0213 4.50%, 04/01/41	292,947	321,999
Pool# AI1193 4.50%, 04/01/41	130,702	143,674
Pool# AL0065 4.50%, 04/01/41	1,180,430	1,297,661
Pool# AI0706 5.00%, 04/01/41	142,526	158,843
Pool# AI2468 4.50%, 05/01/41	1,118,491	1,230,113
Pool# AB3193 4.50%, 06/01/41	277,615	305,338
Pool# AI3506 4.50%, 06/01/41	45,126	49,754
Pool# AI4211 4.50%, 06/01/41	600,434	660,369
Pool# AI8193 4.50%, 08/01/41	945,223	1,035,439
Pool# AI8194 4.50%, 08/01/41	909,626	996,836
Pool# 890603 5.00%, 08/01/41	22,337	24,789

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# AB3505 4.00%, 09/01/41	$2,197,589	$2,392,761
Pool# AJ1230 4.50%, 09/01/41	611,132	670,528
Pool# AJ1414 4.50%, 09/01/41	482,784	528,847
Pool# AJ1416 4.50%, 09/01/41	908,584	996,707
Pool# AJ0473 5.00%, 09/01/41	271,578	301,421
Pool# AL5616 5.50%, 09/01/41	312,832	353,615
Pool# AL1319 4.50%, 10/01/41	225,572	247,974
Pool# AJ5269 4.00%, 11/01/41	3,409,832	3,674,283
Pool# AL1431 4.50%, 11/01/41	2,491,267	2,739,538
Pool# AL1547 4.50%, 11/01/41	151,197	165,886
Pool# AB4102 3.50%, 12/01/41	412,453	436,590
Pool# AJ9278 3.50%, 12/01/41	1,132,409	1,200,033
Pool# AJ7686 4.00%, 12/01/41	4,452,458	4,849,230
Pool# AX5302 4.00%, 01/01/42	999,276	1,076,064
Pool# AL1354 4.50%, 01/01/42	1,898,189	2,082,049
Pool# AL4300 4.50%, 01/01/42	513,516	563,073
Pool# AK2415 4.00%, 02/01/42	1,160,883	1,251,138
Pool# AJ6790 4.50%, 02/01/42	178,046	195,034
Pool# AK5699 3.50%, 03/01/42	939,893	991,501
Pool# AK4520 4.00%, 03/01/42	530,269	571,437
Pool# AK6743 4.00%, 03/01/42	205,262	221,275
Pool# AK6568 3.50%, 04/01/42	1,649,203	1,745,697
Pool# AK6846 3.50%, 04/01/42	1,171,856	1,240,225
Pool# AK9393 3.50%, 04/01/42	1,025,294	1,085,323
Pool# AL4029 4.50%, 04/01/42	488,954	537,496
Pool# AB7733 3.00%, 01/01/43	1,111,887	1,158,466
Pool# AL2897 3.50%, 01/01/43	1,319,107	1,397,001
Pool# AL3714 3.50%, 01/01/43	1,729,681	1,831,546
Pool# AQ9328 3.50%, 01/01/43	302,629	322,028
Pool# AB8931 3.00%, 04/01/43	1,603,203	1,670,228
Pool# AB9046 3.50%, 04/01/43	1,724,527	1,838,439
Pool# AT1001 3.50%, 04/01/43	771,144	823,960
Pool# AT2021 3.50%, 04/01/43	1,486,809	1,581,117
Pool# AT5993 3.00%, 05/01/43	1,685,607	1,756,051
Pool# AB9374 3.50%, 05/01/43	785,060	838,666
Pool# AT7207 3.50%, 06/01/43	2,307,328	2,442,897
Pool# AS0044 3.00%, 07/01/43	988,252	1,029,371
Pool# AB9864 3.50%, 07/01/43	651,739	694,764
Pool# AS0331 3.00%, 08/01/43	404,631	421,506
Pool# AU3195 3.00%, 08/01/43	420,075	437,578
Pool# AU3735 3.00%, 08/01/43	2,027,958	2,112,512
Pool# AS0210 3.50%, 08/01/43	1,899,742	2,025,441
Pool# AS0212 3.50%, 08/01/43	2,638,158	2,806,471
Pool# AU0949 3.50%, 08/01/43	1,356,606	1,460,878
Pool# AU3742 3.50%, 08/01/43	1,098,938	1,168,854
Pool# AS0225 4.00%, 08/01/43	3,870,810	4,186,228
Pool# AS0255 4.50%, 08/01/43	2,944,104	3,231,551
Pool# AU0993 4.50%, 08/01/43	129,566	141,928
Pool# AS0263 5.00%, 08/01/43	40,907	45,395
Pool# AS0516 3.00%, 09/01/43	942,090	981,310
Pool# AS0358 4.00%, 09/01/43	713,112	776,679
Pool# AS0531 4.00%, 09/01/43	892,243	971,565
Pool# AU6857 4.00%, 09/01/43	1,380,847	1,506,179
Pool# AL4069 4.50%, 09/01/43	188,711	206,717
Pool# AS0563 4.50%, 09/01/43	169,665	185,853
Pool# AS0569 4.50%, 09/01/43	461,456	505,485
Pool# AU4229 4.50%, 09/01/43	246,424	270,462
Pool# AU5665 4.50%, 09/01/43	322,559	353,464
Pool# MA1600 3.50%, 10/01/43	1,970,938	2,079,159
Pool# AS0657 4.00%, 10/01/43	1,111,370	1,193,950
Pool# AU4386 4.00%, 10/01/43	524,623	568,415
Pool# AU9029 4.00%, 10/01/43	1,594,144	1,736,252
Pool# AU6939 4.50%, 10/01/43	380,460	416,761
Pool# AU9522 4.50%, 10/01/43	460,103	504,003
Pool# AS0837 5.00%, 10/01/43	1,639,809	1,819,759
Pool# AS1042 4.00%, 11/01/43	339,302	367,557
Pool# AU5057 4.00%, 11/01/43	941,253	1,011,192
Pool# AV0691 4.00%, 12/01/43	384,809	419,111

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# AL4608 4.50%, 12/01/43	$783,936	$858,734
Pool# AS1333 4.50%, 12/01/43	2,205,764	2,416,281
Pool# AV0664 4.50%, 12/01/43	1,679,143	1,844,993
Pool# AS1559 4.00%, 01/01/44	2,226,907	2,411,955
Pool# AS1586 4.50%, 01/01/44	560,363	613,829
Pool# AV4104 4.50%, 01/01/44	135,808	148,766
Pool# AV7958 4.50%, 01/01/44	541,239	594,694
Pool# AL5946 5.00%, 01/01/44	1,464,639	1,625,365
Pool# AS1764 4.00%, 02/01/44	425,883	464,768
Pool# AS1774 4.00%, 02/01/44	187,450	201,378
Pool# AV2253 4.50%, 02/01/44	105,620	115,698
Pool# AV5049 4.50%, 02/01/44	720,059	788,761
Pool# AV5699 4.50%, 02/01/44	169,834	186,039
Pool# AV8738 5.00%, 02/01/44	47,308	52,717
Pool# AS2075 4.50%, 03/01/44	1,263,729	1,384,304
Pool# AV7114 4.50%, 03/01/44	261,596	286,556
Pool# AW1161 4.50%, 03/01/44	310,495	340,491
Pool# MA1885 5.00%, 03/01/44	101,480	112,617
Pool# AS2117 4.00%, 04/01/44	1,455,301	1,563,436
Pool# AS2276 4.50%, 04/01/44	25,575	28,034
Pool# AS2322 4.50%, 04/01/44	41,647	45,620
Pool# AW0950 4.50%, 04/01/44	919,279	1,007,120
Pool# AW1847 4.50%, 04/01/44	196,932	215,722
Pool# MA1888 4.00%, 05/01/44	531,413	570,899
Pool# AS2358 4.50%, 05/01/44	342,317	374,979
Pool# AW5309 4.50%, 05/01/44	204,840	224,385
Pool# MA1908 4.50%, 05/01/44	29,963	32,822
Pool# AL5853 5.00%, 05/01/44	1,281,516	1,424,123
Pool# AL5449 4.50%, 06/01/44	305,093	334,276
Pool# AV2799 4.50%, 06/01/44	614,639	673,283
Pool# AW2478 4.50%, 06/01/44	622,994	688,458
Pool# MA1926 4.50%, 06/01/44	1,130,546	1,241,493
Pool# AS2950 4.00%, 07/01/44	96,801	103,993
Pool# AW9189 4.50%, 07/01/44	480,210	526,029
Pool# AL5573 5.00%, 07/01/44	513,743	570,641
Pool# AW8949 5.00%, 07/01/44	212,113	235,431
Pool# AL6223 4.50%, 08/01/44	4,036,281	4,428,368
Pool# AS3467 4.00%, 10/01/44	136,985	147,163
Pool# AS3634 4.00%, 10/01/44	1,896,725	2,037,659
Pool# AX0888 4.00%, 10/01/44	2,871,792	3,085,178
Pool# AX2491 4.00%, 10/01/44	1,177,749	1,265,261
Pool# AX2501 4.00%, 10/01/44	1,528,150	1,641,698
Pool# AX5921 5.00%, 10/01/44	693,737	772,252
Pool# AS3907 4.00%, 11/01/44	1,962,162	2,107,959
Pool# AS3880 4.50%, 11/01/44	1,850,948	2,027,552
Pool# AS3881 4.50%, 11/01/44	447,317	489,997
Pool# AX7258 5.00%, 11/01/44	330,709	367,052
Pool# AX4902 3.50%, 12/01/44	5,615,088	5,972,983
Pool# AX4245 4.00%, 12/01/44	907,437	974,864
Pool# AX4873 4.00%, 12/01/44	1,253,503	1,346,644
Pool# AS4304 3.50%, 01/01/45	2,112,212	2,228,190
Pool# AL6432 4.00%, 01/01/45	2,820,329	3,029,892
Pool# MA2145 4.00%, 01/01/45	1,522,227	1,635,335
Pool# AS4515 4.00%, 02/01/45	2,750,439	2,954,808
Pool# AL6307 4.50%, 02/01/45	1,381,203	1,512,987
Pool# AY1306 3.50%, 03/01/45	2,354,506	2,483,788
Pool# AS4630 4.00%, 03/01/45	3,397,472	3,649,918
Pool# MA2229 3.50%, 04/01/45	1,330,539	1,403,983
Pool# AY1363 4.00%, 04/01/45	1,831,907	1,968,946
Pool# AY4205 3.00%, 05/01/45	830,134	866,619
Pool# AS5175 3.50%, 06/01/45	2,101,418	2,235,672
Pool# AZ0869 4.00%, 07/01/45	1,604,866	1,724,849
Pool# MA2342 4.00%, 07/01/45	1,066,152	1,145,371
Pool# AS5850 4.50%, 09/01/45	85,760	93,942
Pool# MA2415 4.00%, 10/01/45	2,228,311	2,393,884
Pool# MA2471 3.50%, 12/01/45	1,037,077	1,094,021
Pool# AS6400 4.00%, 12/01/45	1,823,660	1,960,294
Pool# MA2484 4.00%, 12/01/45	1,764,382	1,895,483

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# AS6464 3.50%, 01/01/46	$1,702,429	$1,811,046
Pool# BC1105 3.50%, 02/01/46	3,109,563	3,280,305
Pool# AS6673 4.00%, 02/01/46	2,783,412	2,990,231
Pool# AS6884 3.50%, 03/01/46	534,921	564,293
Pool# BC4915 4.50%, 03/01/46	316,382	347,133
FNMA Pool TBA
2.50%, 10/25/31	8,965,000	9,285,539
3.00%, 10/25/31	3,635,000	3,816,182
3.00%, 10/25/46	16,295,000	16,935,978
3.50%, 10/25/46	2,320,000	2,447,962
4.00%, 10/25/46	17,970,000	19,299,500
GNMA I Pool
Pool# 618988 6.00%, 06/15/34	12,027	13,779
Pool# 689575 6.50%, 07/15/38	10,548	12,164
GNMA II Pool
Pool# MA0699 3.50%, 01/20/43	1,900,425	2,023,893
Pool# MA0783 3.50%, 02/20/43	2,363,975	2,520,916
Pool# MA2679 4.00%, 03/20/45	47,873	51,313
Pool# MA2892 3.50%, 06/20/45	191,705	203,694
Pool# MA2961 3.50%, 07/20/45	593,300	630,426
Pool# MA3034 3.50%, 08/20/45	709,292	753,628
Pool# MA3035 4.00%, 08/20/45	114,516	122,828
Pool# MA3105 3.50%, 09/20/45	2,028,069	2,155,061
Pool# MA3106 4.00%, 09/20/45	3,106,557	3,329,209
Pool# MA3174 4.00%, 10/20/45	3,674,127	3,942,474
Pool# MA3245 4.00%, 11/20/45	3,168,412	3,396,114
Pool# MA3521 3.50%, 03/20/46	1,208,139	1,284,553
Pool# MA3663 3.50%, 05/20/46	1,867,558	1,986,170
Pool# MA3803 3.50%, 07/20/46	1,017,269	1,082,372
GNMA II Pool TBA
3.00%, 10/15/46	14,795,000	15,498,918
3.50%, 10/15/46	1,955,000	2,076,424

Total Mortgage-Backed Securities (cost $501,526,936)		511,183,994

Municipal Bond 0.2%

	Principal Amount	Market Value

California 0.2%
State of California, GO, 7.55%, 04/01/39	2,890,000	4,615,763

Total Municipal Bond (cost $4,658,432)		4,615,763

U.S. Government Agency Securities 2.3%

	Principal Amount	Market Value
FHLB
0.70%, 06/05/17	20,000,000	20,002,240
5.50%, 07/15/36	6,440,000	9,334,664
FNMA
1.60%, 12/24/20	4,690,000	4,690,722
1.88%, 09/24/26	4,675,000	4,651,555
Tennessee Valley Authority
5.25%, 09/15/39	480,000	663,524
4.63%, 09/15/60	2,693,000	3,413,257

Total U.S. Government Agency Securities (cost $41,411,725)		42,755,962

U.S. Treasury Obligations 22.4%

	Principal Amount	Market Value
U.S. Treasury Bonds
5.50%, 08/15/28	40,840,000	57,413,689
4.75%, 02/15/37	4,265,000	6,189,914
3.50%, 02/15/39	1,220,000	1,510,703
3.88%, 08/15/40	21,340,000	27,837,859
U.S. Treasury Inflation Indexed Bonds
2.00%, 01/15/26(j)	36,410,000	51,851,237
1.75%, 01/15/28(j)	9,835,000	13,223,375
3.88%, 04/15/29(j)	15,375,000	32,430,255
0.75%, 02/15/42(j)	7,405,000	8,125,510
U.S. Treasury Inflation Indexed Notes
1.13%, 01/15/21(j)	7,785,000	9,114,485
0.25%, 01/15/25(j)	35,315,000	36,545,328
U.S. Treasury Notes
0.63%, 09/30/17	20,195,000	20,185,529
0.88%, 11/30/17	20,000,000	20,039,060
0.75%, 01/31/18	74,200,000	74,226,118
0.88%, 01/31/18	9,600,000	9,620,246
0.75%, 02/28/18	10,700,000	10,703,338
3.63%, 08/15/19	1,395,000	1,503,276
2.00%, 02/15/23	675,000	701,209
2.75%, 02/15/24	12,870,000	14,043,384
1.63%, 02/15/26	14,965,000	14,990,725

Total U.S. Treasury Obligations (cost $403,909,856)		410,255,240

Total Investments (cost $1,887,997,647) (k) — 105.1%		1,928,351,390

Liabilities in excess of other assets — (5.1)%		(94,263,576)

NET ASSETS — 100.0%		$1,834,087,814

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2016. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2016 was $140,850,687 which represents 7.68% of net assets.
(c)	PIK—Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2016. The maturity date reflects the next call date.
(e)	Fair valued security.
(f)	Illiquid security.
(g)	Security in default.
(h)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2016.
(i)	Represents 7-day effective yield as of September 30, 2016.
(j)	Principal amounts are not adjusted for inflation.
(k)	At September 30, 2016, the tax basis cost of the Fund’s investments was $1,888,508,826, tax unrealized appreciation and depreciation were $52,865,210 and $(13,022,646), respectively.
†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company
FHLMC	Federal Home Loan Mortgage Corporation
FHLB	Federal Home Loan Banks
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GmbH	Limited Liability Company
GO	General Obligation
IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
S de RL de CV	Public Traded Limited Liability Company
ULC	Unlimited Liability Company

Currency:

MXN	Mexican Peso
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

At September 30, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
424	90-Day EURODollar Future	12/19/16	$105,024,800	$8,976
27	EURO FX CURR Future	12/19/16	3,805,988	15,693
23	New Zealand Dollar Future	12/19/16	1,670,720	11,413
21	U.S. Treasury 10 Year Note	12/20/16	2,753,625	(723)
272	U.S. Treasury 10 Year Ultra Bond	12/20/16	39,210,500	120,874
192	U.S. Treasury 5 Year Note	12/30/16	23,331,000	27,452

			$175,796,633	$183,685

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(157)	EURO-BOBL Future	12/08/16	$23,296,178	$(83,210)
(127)	EURO-BUXL Future	12/08/16	27,417,446	(545,827)
(59)	EURO-OAT Future	12/08/16	10,612,377	(56,974)
(490)	Mexican Peso Future	12/19/16	12,526,850	206,393
(417)	South African Rand Future	12/19/16	14,959,875	(777,576)
(68)	U.S. Treasury Long Bond	12/20/16	11,434,625	142,686
(120)	U.S. Treasury Ultra Bond	12/20/16	22,065,000	512,418
(320)	USD 10 Year IRS Future	12/19/16	32,710,000	(284,172)

			$155,022,351	$(886,262)

At September 30, 2016, the Fund had $4,558,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$113,658,024	$—	$113,658,024
Commercial Mortgage-Backed Securities	—	96,712,811	—	96,712,811
Corporate Bonds
Aerospace & Defense	—	106,000	—	106,000
Airlines	—	7,712,314	—	7,712,314
Auto Components	—	640,370	—	640,370
Automobiles	—	3,892,294	—	3,892,294
Banks	—	101,325,099	—	101,325,099
Beverages	—	28,537,926	—	28,537,926
Biotechnology	—	14,226,356	—	14,226,356
Building Products	—	523,340	—	523,340
Capital Markets	—	44,783,917	—	44,783,917
Chemicals	—	345,731	—	345,731
Commercial Services & Supplies	—	8,210,526	—	8,210,526
Communications Equipment	—	11,691,648	—	11,691,648
Computers & Peripherals	—	1,102,530	—	1,102,530
Construction & Engineering	—	346,937	—	346,937
Construction Materials	—	214,200	—	214,200
Consumer Finance	—	48,333,853	—	48,333,853
Containers & Packaging	—	2,105,025	—	2,105,025
Diversified Consumer Services	—	483,075	—	483,075
Diversified Financial Services	—	22,350,264	—	22,350,264
Diversified Telecommunication Services	—	31,978,443	—	31,978,443
Electric Utilities	—	23,755,312	—	23,755,312
Electrical Equipment	—	326,044	—	326,044
Electronic Equipment, Instruments & Components	—	437,283	—	437,283

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Energy Equipment & Services	$—	$2,130,553	$—	$2,130,553
Equity Real Estate Investment Trusts (REITs)	—	9,088,894	—	9,088,894
Food & Staples Retailing	—	748,667	—	748,667
Food Products	—	7,562,598	—	7,562,598
Gas Utilities	—	3,327,395	—	3,327,395
Health Care Equipment & Supplies	—	137,962	—	137,962
Health Care Providers & Services	—	23,508,997	—	23,508,997
Health Care Technology	—	208,000	—	208,000
Hotels, Restaurants & Leisure	—	5,686,613	—	5,686,613
Household Durables	—	2,081,184	—	2,081,184
Household Products	—	102,600	—	102,600
Independent Power and Renewable Electricity Producers	—	4,099,204	—	4,099,204
Industrial Conglomerates	—	8,262,532	—	8,262,532
Internet & Direct Marketing Retail	—	1,072,564	—	1,072,564
IT Services	—	678,400	—	678,400
Machinery	—	1,119,022	—	1,119,022
Media	—	47,897,809	—	47,897,809
Metals & Mining	—	2,498,438	—	2,498,438
Multiline Retail	—	363,419	—	363,419
Oil, Gas & Consumable Fuels	—	37,951,701	—	37,951,701
Personal Products	—	637,155	—	637,155
Pharmaceuticals	—	30,332,263	—	30,332,263
Professional Services	—	454,983	—	454,983
Road & Rail	—	5,753,584	—	5,753,584
Semiconductors & Semiconductor Equipment	—	1,022,075	—	1,022,075
Software	—	13,682,225	—	13,682,225
Specialty Retail	—	1,141,306	—	1,141,306
Supranational	—	235,248	—	235,248
Technology Hardware, Storage & Peripherals	—	46,875,953	—	46,875,953
Textiles, Apparel & Luxury Goods	—	255,625	—	255,625
Tobacco	—	6,561,878	—	6,561,878
Trading Companies & Distributors	—	21,929,591	—	21,929,591
Wireless Telecommunication Services	—	4,765,081	—	4,765,081

Total Corporate Bonds	$—	$645,602,006	$—	$645,602,006

Foreign Government Securities	—	54,029,688	—	54,029,688
Futures Contracts	1,045,905	—	—	1,045,905
Investment Company	49,537,902	—	—	49,537,902
Mortgage-Backed Securities	—	511,183,994	—	511,183,994
Municipal Bond	—	4,615,763	—	4,615,763
U.S. Government Agency Securities	—	42,755,962	—	42,755,962
U.S. Treasury Obligations	—	410,255,240	—	410,255,240

Total Assets	$50,583,807	$1,878,813,488	$—	$1,929,397,295

Liabilities:
Futures Contracts	$(1,748,482)	$—	$—	$(1,748,482)

Total Liabilities	$(1,748,482)	$—	$—	$(1,748,482)

Total	$48,835,325	$1,878,813,488	$—	$1,927,648,813

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2016, the Fund held one Corporate Bond investment that was categorized as a Level 3 investment which was valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain or reduce exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

	Statement of Assets & Liabilities	Fair Value
Assets:
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$1,045,905

Total		$1,045,905

		Fair Value
Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(1,748,482)

Total		$(1,748,482)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 94.2%

	Shares	Market Value
ARGENTINA 0.5%
Internet Software & Services 0.5%
MercadoLibre, Inc.	4,481	$828,851

AUSTRALIA 0.6%
Metals & Mining 0.6%
Syrah Resources Ltd.*	287,901	971,480

BRAZIL 3.3%
Commercial Services & Supplies 0.4%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	71,115	666,727

Diversified Telecommunication Services 0.7%
Telefonica Brasil SA, ADR	79,400	1,148,919

Food Products 0.4%
JBS SA	159,364	579,211

Hotels, Restaurants & Leisure 0.2%
CVC Brasil Operadora e Agencia de Viagens SA	50,458	373,142

Independent Power and Renewable Electricity Producers 0.6%
AES Tiete SA	190,000	935,350

Media 0.5%
Smiles SA	49,429	820,283

Transportation Infrastructure 0.5%
CCR SA	138,700	722,469

		5,246,101

CHILE 0.2%
Independent Power and Renewable Electricity Producers 0.2%
Endesa Americas SA	668,039	301,713

CHINA 25.5%
Auto Components 0.7%
Minth Group Ltd.	322,372	1,137,210

Banks 3.1%
China Construction Bank Corp., H Shares	2,145,827	1,611,598
China Merchants Bank Co., Ltd., H Shares	333,217	847,382
Industrial & Commercial Bank of China Ltd.	3,827,000	2,428,886

		4,887,866

Beverages 0.5%
China Resources Beer Holdings Co. Ltd.*	406,088	865,479

Capital Markets 0.5%
CITIC Securities Co., Ltd., H Shares	338,088	725,078

Construction & Engineering 0.5%
China State Construction International Holdings Ltd.	660,616	874,136

Electrical Equipment 0.4%
Zhuzhou CRRC Times Electric Co. Ltd.	113,023	590,447

Electronic Equipment, Instruments & Components 0.4%
Hollysys Automation Technologies Ltd.	30,910	685,275

Food Products 0.4%
China Mengniu Dairy Co. Ltd.	338,077	632,762

Gas Utilities 0.6%
ENN Energy Holdings Ltd.	204,000	998,683

Hotels, Restaurants & Leisure 0.5%
China Lodging Group Ltd., ADR	17,815	803,278

Insurance 1.9%
PICC Property & Casualty Co., Ltd., H Shares	658,000	1,103,184
Ping An Insurance Group Co. of China Ltd.	361,684	1,896,016

		2,999,200

Internet & Direct Marketing Retail 2.4%
Ctrip.com International Ltd., ADR*	19,774	920,875
JD.com, Inc., ADR*	45,992	1,199,931
Vipshop Holdings Ltd., ADR*	112,177	1,645,637

		3,766,443

Internet Software & Services 8.9%
Alibaba Group Holding Ltd., ADR*	43,973	4,651,904
Baidu, Inc., ADR*	15,064	2,742,702
NetEase, Inc., ADR	5,100	1,227,978
Tencent Holdings Ltd.	202,427	5,627,882

		14,250,466

Machinery 0.4%
Haitian International Holdings Ltd.	309,286	611,380

Real Estate Management & Development 0.4%
China Resources Land Ltd.	236,019	665,433

Technology Hardware, Storage & Peripherals 0.3%
Lenovo Group Ltd.	693,739	463,034

Textiles, Apparel & Luxury Goods 0.5%
ANTA Sports Products Ltd.	282,495	772,416

Water Utilities 0.4%
CT Environmental Group Ltd.	2,414,000	704,125

Wireless Telecommunication Services 2.7%
China Mobile Ltd.	159,300	1,956,900
China Mobile Ltd., ADR	36,900	2,270,088

		4,226,988

		40,659,699

COLOMBIA 0.5%
Oil, Gas & Consumable Fuels 0.5%
Ecopetrol SA, ADR*	98,200	860,232

GEORGIA 0.5%
Banks 0.5%
BGEO Group plc	21,872	823,266

GERMANY 0.3%
Internet Software & Services 0.3%
Rocket Internet SE Reg. S*(a)	19,916	427,700

GREECE 0.2%
Banks 0.2%
National Bank of Greece SA*	1,298,590	271,406

HONG KONG 1.4%
Household Durables 0.8%
Haier Electronics Group Co. Ltd.	313,000	520,644
Techtronic Industries Co. Ltd.	199,000	779,541

		1,300,185

Paper & Forest Products 0.6%
Lee & Man Paper Manufacturing Ltd.	989,000	903,464

		2,203,649

HUNGARY 0.6%
Banks 0.6%
OTP Bank plc	38,713	1,017,057

INDIA 8.4%
Auto Components 0.4%
Motherson Sumi Systems Ltd.	139,381	667,480

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
INDIA (continued)
Automobiles 0.7%
Tata Motors Ltd., ADR	29,600	$1,183,408

Banks 1.7%
HDFC Bank Ltd., ADR	29,300	2,106,378
Yes Bank Ltd.	27,518	519,976

		2,626,354

Chemicals 0.4%
UPL Ltd.	65,493	664,719

Construction & Engineering 1.4%
IRB Infrastructure Developers Ltd.	102,004	376,325
Larsen & Toubro Ltd.	43,788	944,620
Voltas Ltd.	170,618	974,102

		2,295,047

Electric Utilities 0.3%
CESC Ltd.	51,775	475,996

Electrical Equipment 0.3%
Bharat Heavy Electricals Ltd.	198,604	403,382

IT Services 1.0%
HCL Technologies Ltd.	34,487	414,919
Tata Consultancy Services Ltd.	23,522	859,613
Tech Mahindra Ltd.	58,137	367,526

		1,642,058

Oil, Gas & Consumable Fuels 1.1%
Bharat Petroleum Corp. Ltd.	101,601	936,075
Coal India Ltd.	176,151	853,535

		1,789,610

Pharmaceuticals 0.5%
Aurobindo Pharma Ltd.	61,968	797,755

Tobacco 0.6%
ITC Ltd.	241,350	875,825

		13,421,634

INDONESIA 2.7%
Banks 0.7%
Bank Mandiri Persero Tbk. PT	1,259,600	1,086,811

Diversified Telecommunication Services 0.6%
Telekomunikasi Indonesia Persero Tbk. PT, ADR	15,180	1,003,094

Food Products 0.4%
Indofood CBP Sukses Makmur Tbk. PT	925,144	673,383

Media 0.4%
Media Nusantara Citra Tbk. PT	3,847,964	597,797

Trading Companies & Distributors 0.6%
AKR Corporindo Tbk. PT	1,899,339	942,741

		4,303,826

LUXEMBOURG 0.4%
Energy Equipment & Services 0.4%
Tenaris SA, ADR(b)	22,100	627,640

MALAYSIA 0.8%
Airlines 0.3%
AirAsia Bhd.	658,391	444,913

IT Services 0.5%
My EG Services Bhd.	1,548,737	856,229

		1,301,142

MEXICO 4.0%
Banks 0.5%
Grupo Financiero Banorte SAB de CV, Class O	155,300	814,394

Beverages 0.9%
Arca Continental SAB de CV	87,400	520,035
Fomento Economico Mexicano SAB de CV	94,509	871,259

		1,391,294

Consumer Finance 0.5%
Unifin Financiera SAB de CV SOFOM ENR	263,021	793,685

Equity Real Estate Investment Trusts (REITs) 0.5%
PLA Administradora Industrial S de RL de CV*	444,391	735,695

Food & Staples Retailing 0.3%
Wal-Mart de Mexico SAB de CV	243,600	534,947

Food Products 0.3%
Gruma SAB de CV, Class B	38,365	504,430

Hotels, Restaurants & Leisure 0.6%
Alsea SAB de CV	268,700	911,569

Transportation Infrastructure 0.4%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	7,500	712,275

		6,398,289

PANAMA 0.7%
Airlines 0.7%
Copa Holdings SA, Class A	11,902	1,046,543

PERU 0.9%
Banks 0.9%
Credicorp Ltd.	9,723	1,480,035

PHILIPPINES 1.5%
Banks 0.5%
BDO Unibank, Inc.	327,680	743,245

Diversified Financial Services 0.5%
GT Capital Holdings, Inc.	27,810	828,881

Real Estate Management & Development 0.5%
Ayala Land, Inc.	921,544	750,055

		2,322,181

PORTUGAL 0.5%
Oil, Gas & Consumable Fuels 0.5%
Galp Energia SGPS SA	61,207	836,204

RUSSIA 4.7%
Banks 0.8%
Sberbank of Russia PJSC, ADR	139,827	1,314,319

Food & Staples Retailing 0.7%
Magnit PJSC, GDR Reg. S	24,910	1,038,263

Internet Software & Services 0.5%
Mail.Ru Group Ltd., GDR Reg. S*	48,365	848,322

Metals & Mining 0.5%
MMC Norilsk Nickel PJSC, ADR	53,114	852,480

Oil, Gas & Consumable Fuels 2.2%
Lukoil PJSC, ADR	70,752	3,447,745

		7,501,129

SOUTH AFRICA 5.3%
Diversified Financial Services 1.2%
FirstRand Ltd.	531,877	1,842,796

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SOUTH AFRICA (continued)
Media 1.9%
Naspers Ltd., Class N	17,401	$3,011,642

Multiline Retail 0.7%
Woolworths Holdings Ltd.	208,609	1,177,833

Oil, Gas & Consumable Fuels 0.6%
Sasol Ltd.	36,016	983,977

Paper & Forest Products 0.6%
Mondi plc	46,777	982,785

Specialty Retail 0.3%
Mr Price Group Ltd.	37,002	409,331

		8,408,364

SOUTH KOREA 14.4%
Auto Components 0.8%
S&T Motiv Co. Ltd.	10,825	469,029
Woory Industrial Co. Ltd.	30,899	746,770

		1,215,799

Banks 0.5%
Shinhan Financial Group Co. Ltd.	23,014	842,880

Consumer Finance 0.5%
Samsung Card Co. Ltd.	17,230	787,097

Diversified Telecommunication Services 0.7%
KT Corp., ADR	70,876	1,137,560

Electric Utilities 0.4%
Korea Electric Power Corp.	11,356	556,287

Electronic Equipment, Instruments & Components 0.5%
Samsung SDI Co. Ltd.	9,524	836,554

Household Durables 0.4%
Coway Co. Ltd.	6,898	599,197

Insurance 0.6%
Dongbu Insurance Co., Ltd.	15,711	976,755

Media 0.4%
Innocean Worldwide, Inc.	9,936	662,556

Metals & Mining 0.7%
Korea Zinc Co. Ltd.	2,471	1,084,206

Multiline Retail 0.5%
Hyundai Department Store Co. Ltd.	7,077	764,713

Semiconductors & Semiconductor Equipment 1.7%
SK Hynix, Inc.	72,129	2,647,852

Software 0.7%
NCSoft Corp.	4,340	1,170,719

Technology Hardware, Storage & Peripherals 5.6%
Samsung Electronics Co. Ltd.	6,163	8,978,027

Tobacco 0.4%
KT&G Corp.	5,247	597,525

		22,857,727

TAIWAN 11.7%
Electronic Equipment, Instruments & Components 1.8%
Hon Hai Precision Industry Co. Ltd.	439,600	1,112,479
Largan Precision Co. Ltd.	14,000	1,706,271

		2,818,750

Health Care Equipment & Supplies 0.4%
Ginko International Co. Ltd.	70,137	698,472

Internet Software & Services 0.3%
PChome Online, Inc.	36,554	432,689

Semiconductors & Semiconductor Equipment 6.8%
Advanced Semiconductor Engineering, Inc., ADR	130,000	768,300
Hermes Microvision, Inc.	35,033	1,525,733
Himax Technologies, Inc., ADR	89,188	766,125
Taiwan Semiconductor Manufacturing Co. Ltd.	604,077	3,550,851
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	136,900	4,187,770

		10,798,779

Technology Hardware, Storage & Peripherals 1.0%
Chicony Electronics Co. Ltd.	322,166	817,107
Pegatron Corp.	327,483	847,528

		1,664,635

Textiles, Apparel & Luxury Goods 0.4%
Makalot Industrial Co. Ltd.	118,279	568,088

Wireless Telecommunication Services 1.0%
Far EasTone Telecommunications Co. Ltd.	650,618	1,538,342

		18,519,755

THAILAND 1.5%
Banks 0.8%
Bangkok Bank PCL REG	102,000	480,215
Kasikornbank PCL	116,600	633,110

		1,113,325

Health Care Providers & Services 0.3%
Bangkok Dusit Medical Services PCL, Class F	873,100	550,349

Wireless Telecommunication Services 0.4%
Total Access Communication PCL	708,434	645,354

		2,309,028

TURKEY 1.9%
Automobiles 0.5%
Tofas Turk Otomobil Fabrikasi A/S	101,572	740,621

Banks 0.2%
Akbank TAS	130,233	348,885

Industrial Conglomerates 0.4%
KOC Holding A/S	143,688	617,333

Machinery 0.3%
Turk Traktor ve Ziraat Makineleri A/S	19,881	539,136

Oil, Gas & Consumable Fuels 0.5%
Tupras Turkiye Petrol Rafinerileri A/S	38,739	733,581

		2,979,556

UNITED ARAB EMIRATES 0.4%
Real Estate Management & Development 0.4%
Emaar Properties PJSC	316,769	610,514

UNITED KINGDOM 0.8%
Personal Products 0.8%
Unilever NV, NYRS	27,100	1,249,310

Total Common Stocks (cost $131,267,563)		149,784,031

Preferred Stocks 4.0%

	Shares	Market Value
BRAZIL 2.9%
Banks 1.3%
Banco Bradesco SA - Preference Shares	122,893	1,121,177

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Preferred Stocks (continued)

	Shares	Market Value
BRAZIL (continued)
Banks (continued)
Itau Unibanco Holding SA - Preference Shares ADR	97,700	$1,068,838

		2,190,015

Chemicals 0.6%
Braskem SA, Class A - Preference Shares	132,100	1,019,950

Diversified Telecommunication Services 0.6%
Telefonica Brasil SA - Preference Shares	61,260	884,386

Metals & Mining 0.4%
Vale SA - Preference Shares	123,862	586,527

SOUTH KOREA 1.1%
Automobiles 0.8%
Hyundai Motor Co. - Preference Shares	12,275	1,179,922

Chemicals 0.3%
LG Chem Ltd. - Preference Shares	3,441	516,200

Total Preferred Stocks (cost $5,270,081)		6,377,000

Warrants 0.5%

	Number of Warrants	Market Value
CURACAO 0.5%
Food Products 0.5%
Almarai Co., expiring 03/02/17*	51,711	731,944

Total Warrants (cost $707,701)		731,944

Securities Lending Reinvestments 0.1%

	Principal Amount	Market Value
Repurchase Agreement 0.1%
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $188,649, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $192,414.(c)	$188,642	188,642

Total Securities Lending Reinvestments (cost $188,642)		188,642

Total Investments (cost $137,433,987) (d) — 98.8%		157,081,617
Other assets in excess of liabilities — 1.2%		1,855,771

NET ASSETS — 100.0%		$158,937,388

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2016 was $427,700 which represents 0.27% of net assets.
(b)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $187,980.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $188,642.
(d)	At September 30, 2016, the tax basis cost of the Fund’s investments was $137,848,841, tax unrealized appreciation and depreciation were $22,440,184 and $(3,207,408), respectively.

ADR	American Depositary Receipt
A/S	Stock Corporation
Bhd	Private Limited Company
ENR	Non-Regulated Entity
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
S de RL de CV	Public Traded Limited Liability Company
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SOFOM	Multiple Purpose Financial Company
TAS	Joint Stock Company
Tbk. PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Emerging Markets Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$1,046,543	$444,913	$—	$1,491,456
Auto Components	—	3,020,489	—	3,020,489
Automobiles	1,183,408	740,621	—	1,924,029
Banks	5,716,400	11,653,443	—	17,369,843
Beverages	1,391,294	865,479	—	2,256,773
Capital Markets	—	725,078	—	725,078
Chemicals	—	664,719	—	664,719
Commercial Services & Supplies	666,727	—	—	666,727
Construction & Engineering	—	3,169,183	—	3,169,183
Consumer Finance	793,685	787,097	—	1,580,782
Diversified Financial Services	—	2,671,677	—	2,671,677
Diversified Telecommunication Services	3,289,573	—	—	3,289,573
Electric Utilities	—	1,032,283	—	1,032,283
Electrical Equipment	—	993,829	—	993,829
Electronic Equipment, Instruments & Components	685,275	3,655,304	—	4,340,579
Energy Equipment & Services	627,640	—	—	627,640
Equity Real Estate Investment Trusts (REITs)	735,695	—	—	735,695
Food & Staples Retailing	534,947	1,038,263	—	1,573,210
Food Products	1,083,641	1,306,145	—	2,389,786
Gas Utilities	—	998,683	—	998,683
Health Care Equipment & Supplies	—	698,472	—	698,472
Health Care Providers & Services	550,349	—	—	550,349
Hotels, Restaurants & Leisure	2,087,989	—	—	2,087,989
Household Durables	—	1,899,382	—	1,899,382
Independent Power and Renewable Electricity Producers	1,237,063	—	—	1,237,063
Industrial Conglomerates	—	617,333	—	617,333

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Emerging Markets Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Insurance	$—	$3,975,955	$—	$3,975,955
Internet & Direct Marketing Retail	3,766,443	—	—	3,766,443
Internet Software & Services	10,299,757	6,488,271	—	16,788,028
IT Services	—	2,498,287	—	2,498,287
Machinery	—	1,150,516	—	1,150,516
Media	820,283	4,271,995	—	5,092,278
Metals & Mining	852,480	2,055,686	—	2,908,166
Multiline Retail	—	1,942,546	—	1,942,546
Oil, Gas & Consumable Fuels	4,307,977	4,343,372	—	8,651,349
Paper & Forest Products	—	1,886,249	—	1,886,249
Personal Products	1,249,310	—	—	1,249,310
Pharmaceuticals	—	797,755	—	797,755
Real Estate Management & Development	—	2,026,002	—	2,026,002
Semiconductors & Semiconductor Equipment	5,722,195	7,724,436	—	13,446,631
Software	—	1,170,719	—	1,170,719
Specialty Retail	—	409,331	—	409,331
Technology Hardware, Storage & Peripherals	—	11,105,696	—	11,105,696
Textiles, Apparel & Luxury Goods	—	1,340,504	—	1,340,504
Tobacco	—	1,473,350	—	1,473,350
Trading Companies & Distributors	—	942,741	—	942,741
Transportation Infrastructure	1,434,744	—	—	1,434,744
Water Utilities	—	704,125	—	704,125
Wireless Telecommunication Services	2,915,442	3,495,242	—	6,410,684

Total Common Stocks	$52,998,860	$96,785,171	$—	$149,784,031

Preferred Stocks
Automobiles	—	1,179,922	—	1,179,922
Banks	2,190,015	—	—	2,190,015
Chemicals	1,019,950	516,200	—	1,536,150
Diversified Telecommunication Services	884,386	—	—	884,386
Metals & Mining	586,527	—	—	586,527

Total Preferred Stocks	$4,680,878	$1,696,122	$—	$6,377,000

Securities Lending Reinvestments	—	188,642	—	188,642
Warrants	—	731,944	—	731,944

Total	$57,679,738	$99,401,879	$—	$157,081,617

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Flexible Fixed Income Fund

Investment Companies 90.7%

	Shares	Market Value
Commodity 7.1%
PIMCO Variable Insurance Trust - Commodity Real Return Strategy Portfolio, Institutional Class	20,710	$158,847

Total Commodity (cost $175,566)		158,847

Fixed Income Funds 83.6%
Eaton Vance VT Floating-Rate Income Fund, ADV Class	12,361	113,475
Federated NVIT High Income Bond Fund, Class Y(a)	83,347	567,593
Nationwide Core Plus Bond Fund, Institutional Class(a)	21,646	226,202
NVIT Bond Index Fund, Class Y(a)	26,840	293,362
NVIT Core Bond Fund, Class Y(a)	24,111	271,004
NVIT Multi Sector Bond Fund, Class Y(a)	36,224	338,694
NVIT Short Term Bond Fund, Class Y(a)	6,458	67,811

Total Fixed Income Funds (cost $1,838,170)		1,878,141

Total Investment Companies (cost $2,013,736)		2,036,988

Exchange Traded Fund 10.0%

	Shares	Market Value
Exchange Traded Fund 10.0%
iShares JP Morgan USD Emerging Markets Bond ETF	1,926	225,747

Total Exchange Traded Fund (cost $215,502)		225,747

Total Investments (cost $2,229,238) (b) — 100.7%		2,262,735
Liabilities in excess of other assets — (0.7)%		(16,742)

NET ASSETS — 100.0%		$2,245,993

(a)	Investment in affiliate.
(b)	At September 30, 2016, the tax basis cost of the Fund’s investments was $2,263,423, tax unrealized appreciation and depreciation were $24,570 and $(25,258), respectively.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Flexible Fixed Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Flexible Moderate Growth Fund

Investment Companies 100.3%

	Shares	Market Value
Alternative Assets 14.0%
Nationwide Portfolio Completion Fund, Institutional Class*(a)	60,328	$585,783
Rydex Variable Trust - Global Managed Futures Strategy	13,684	229,208

Total Alternative Assets (cost $807,158)		814,991

Equity Funds 62.2%
Nationwide US Small Cap Value Fund, Institutional Class(a)	31,776	412,765
NVIT Emerging Markets Fund, Class Y(a)	34,360	357,002
NVIT International Index Fund, Class Y(a)	86,110	766,379
NVIT Mid Cap Index Fund, Class Y(a)	30,385	694,293
NVIT Real Estate Fund, Class Y(a)	85,662	574,791
NVIT S&P 500 Index Fund, Class Y(a)	55,068	813,909

Total Equity Funds (cost $3,595,443)		3,619,139

Fixed Income Funds 24.1%
Federated NVIT High Income Bond Fund, Class Y(a)	77,193	525,686
NVIT Core Bond Fund, Class Y(a)	77,904	875,639

Total Fixed Income Funds (cost $1,354,515)		1,401,325

Total Investment Companies (cost $5,757,116)		5,835,455

Total Investments (cost $5,757,116) (b) — 100.3%		5,835,455
Liabilities in excess of other assets — (0.3)%		(18,094)

NET ASSETS — 100.0%		$5,817,361

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2016, the tax basis cost of the Fund’s investments was $5,840,088, tax unrealized appreciation and depreciation were $73,767 and $(78,400), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Flexible Moderate Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 15.3%

	Principal Amount	Market Value
FHLMC REMICS
Series 2468, Class TE, 5.50%, 07/15/17	$94,646	$95,878
Series 2517, Class BH, 5.50%, 10/15/17	244,144	248,389
Series 2509, Class LK, 5.50%, 10/15/17	313,368	318,976
Series 2985, Class JR, 4.50%, 06/15/25	6,008,560	6,483,008
Series 2922, Class GA, 5.50%, 05/15/34	1,345,949	1,427,219
FNMA REMICS
Series 2003-64, Class HQ, 5.00%, 07/25/23	2,224,178	2,416,279
Series 1993-149, Class M, 7.00%, 08/25/23	553,729	619,338
Series 2005-40, Class YG, 5.00%, 05/25/25	5,760,217	6,296,662
Series 2015-92, Class PA, 2.50%, 12/25/41	8,987,658	9,266,505
Series 2013-59, Class MX, 2.50%, 09/25/42	37,058,169	38,328,434
Series 2015-88, Class JA, 2.50%, 12/25/45	8,323,441	8,521,791

Total Collateralized Mortgage Obligations (cost $71,689,550)		74,022,479

Corporate Bonds 10.3%

	Principal Amount	Market Value
Diversified Financial Services 10.3%
Private Export Funding Corp., Series X, 5.45%, 09/15/17	30,000,000	31,298,040
Series CC, 2.25%, 12/15/17	13,000,000	13,210,340
Series GG, 2.45%, 07/15/24	5,500,000	5,725,093

Total Corporate Bonds (cost $48,937,490)		50,233,473

Foreign Government Security 1.2%

	Principal Amount	Market Value
UKRAINE 1.2%
Ukraine Government AID Bond, 1.47%, 09/29/21	6,000,000	6,036,294

Total Foreign Government Security (cost $6,000,000)		6,036,294

Mortgage-Backed Securities 20.5%

	Principal Amount	Market Value
FHLMC Gold Pool
Pool# Q33547, 3.50%, 05/01/45	22,782,325	24,213,658
FHLMC Non Gold Pool
Pool# 847558, 3.29%, 06/01/35(a)	2,609,147	2,787,209
FNMA Pool
Pool# 462260 5.60%, 09/01/18	2,458,825	2,456,538
Pool# 874142 5.56%, 12/01/21	10,710,292	12,611,693
Pool# 932840 3.50%, 12/01/25	1,182,070	1,247,504
Pool# AB2514 3.50%, 03/01/26	2,054,909	2,168,187
Pool# AK8393 2.50%, 03/01/27	1,522,263	1,581,496
Pool# AV7733 3.50%, 01/01/29	4,891,659	5,240,202
Pool# 745684 2.75%, 04/01/34(a)	5,630,967	5,944,195
Pool# 790760 2.61%, 09/01/34(a)	2,106,470	2,199,282
Pool# 799144 2.29%, 04/01/35(a)	750,346	795,746
Pool# 822705 2.88%, 04/01/35(a)	724,033	758,153
Pool# 815217 2.76%, 05/01/35(a)	1,486,181	1,557,947
Pool# 821377 2.86%, 05/01/35(a)	1,420,420	1,492,408
Pool# 783609 2.97%, 05/01/35(a)	1,184,404	1,253,858
Pool# 826181 2.87%, 07/01/35(a)	3,249,681	3,429,313
Pool# 873932 6.31%, 08/01/36	7,239,785	8,847,289
Pool# 745866 2.67%, 09/01/36(a)	8,064,722	8,516,282
GNMA I Pool
Pool# 711052 3.50%, 12/15/24	86,474	91,250
Pool# 748484 3.50%, 08/15/25	303,118	319,933
Pool# 682492 3.50%, 10/15/25	992,003	1,047,230
Pool# 719433 3.50%, 10/15/25	580,995	613,606
Pool# 682497 3.50%, 11/15/25	1,178,911	1,247,339
Pool# 705178 3.50%, 11/15/25	214,136	226,032
Pool# 707690 3.50%, 11/15/25	89,598	94,589
Pool# 733504 3.50%, 11/15/25	1,341,490	1,419,265
Pool# 740930 3.50%, 11/15/25	437,673	462,082
Pool# 742371 3.50%, 11/15/25	455,359	480,712
Pool# 749618 3.50%, 11/15/25	956,527	1,011,102

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Government Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
GNMA I Pool (continued)
Pool# 750403 3.50%, 11/15/25	$294,665	$311,790
Pool# 682502 3.50%, 12/15/25	991,841	1,049,089
Pool# 755650 3.50%, 12/15/25	3,806,625	4,027,393

Total Mortgage-Backed Securities (cost $93,606,219)		99,502,372

U.S. Government Agency Securities 22.1%

	Principal Amount	Market Value
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17 (b)	25,000,000	25,605,000
FHLB 1.88%, 03/08/19	10,000,000	10,220,780
1.63%, 06/14/19(c)	15,000,000	15,237,360
1.88%, 03/13/20	10,000,000	10,257,220
FNMA 6.09%, 09/27/27	10,000,000	13,793,710
Tennessee Valley Authority 7.13%, 05/01/30	20,721,000	31,887,899

Total U.S. Government Agency Securities (cost $102,643,889)		107,001,969

U.S. Treasury Obligations 29.3%

	Principal Amount	Market Value
U.S. Treasury Bonds 3.13%, 11/15/41	23,500,000	27,353,624
2.88%, 05/15/43(c)	30,880,000	34,382,966
3.00%, 11/15/45	5,000,000	5,705,080
U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/17(d)	15,000,000	15,935,894
U.S. Treasury Notes 2.13%, 12/31/22	22,000,000	23,020,932
1.50%, 02/28/23(c)	15,550,000	15,670,870
1.50%, 03/31/23(c)	19,750,000	19,891,173

Total U.S. Treasury Obligations (cost $133,078,411)		141,960,539

Total Investments (cost $455,955,559) (e) — 98.7%		478,757,126
Other assets in excess of liabilities — 1.3%		6,226,035

NET ASSETS — 100.0%		$484,983,161

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2016. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2016 was $25,605,000 which represents 5.28% of net assets.
(c)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $48,618,627, which was collateralized by $50,291,551 of collateral in the form of U.S. Government Agency and Treasury Securities, interest rates ranging from 0.00% – 17.33%, and maturity dates ranging from 11/15/16 – 09/20/66.
(d)	Principal amounts are not adjusted for inflation.
(e)	At September 30, 2016, the tax basis cost of the Fund’s investments was $455,955,559, tax unrealized appreciation and depreciation were $22,805,424 and $(3,857), respectively.

AID	Agency for International Development
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Association
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Government Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2016 (Unaudited)

NVIT International Equity Fund

Common Stocks 98.9%

	Shares	Market Value
AUSTRALIA 5.2%
Biotechnology 1.6%
CSL Ltd.	21,301	$1,751,592

Capital Markets 0.2%
Magellan Financial Group Ltd.	12,542	209,529

Containers & Packaging 1.1%
Amcor Ltd.	96,154	1,119,935

Health Care Equipment & Supplies 0.4%
Cochlear Ltd.	3,480	377,208

Hotels, Restaurants & Leisure 0.6%
Aristocrat Leisure Ltd.	48,997	596,143

Metals & Mining 0.8%
Fortescue Metals Group Ltd.	91,874	351,655
Regis Resources Ltd.	83,288	244,251
Resolute Mining Ltd.	149,731	222,977

		818,883

Multiline Retail 0.5%
Harvey Norman Holdings Ltd.	120,766	483,418

		5,356,708

BELGIUM 0.3%
Media 0.3%
Telenet Group Holding NV*	6,692	349,577

BRAZIL 2.0%
Banks 0.2%
Banco Bradesco SA, ADR	17,176	155,786

Capital Markets 0.1%
CETIP SA - Mercados Organizados	7,300	96,251

Insurance 1.7%
BB Seguridade Participacoes SA	194,600	1,787,940

		2,039,977

CANADA 5.8%
Auto Components 1.3%
Magna International, Inc.	30,592	1,313,267

Banks 0.8%
Canadian Imperial Bank of Commerce	10,364	803,636

Media 0.4%
Quebecor, Inc., Class B	13,288	403,821

Metals & Mining 0.5%
Lundin Mining Corp.*	129,821	513,565

Multiline Retail 0.5%
Dollarama, Inc.	7,137	557,219

Multi-Utilities 0.1%
Atco Ltd., Class I	3,263	115,950

Oil, Gas & Consumable Fuels 0.3%
Enbridge, Inc.	8,144	357,928

Road & Rail 0.9%
Canadian National Railway Co.	13,374	874,235

Software 0.8%
Constellation Software, Inc.	846	381,372
Open Text Corp.	6,943	449,725

		831,097

Thrifts & Mortgage Finance 0.2%
Genworth MI Canada, Inc.(a)	7,553	194,359

		5,965,077

CHINA 7.0%
Banks 0.7%
China Construction Bank Corp.	943,000	708,229

Capital Markets 0.1%
China Everbright Ltd.	52,000	107,243

Electronic Equipment, Instruments & Components 0.7%
AAC Technologies Holdings, Inc.	22,000	222,289
Sunny Optical Technology Group Co. Ltd.	97,000	481,957

		704,246

Internet Software & Services 1.4%
Alibaba Group Holding Ltd., ADR*	7,255	767,506
Tencent Holdings Ltd.	22,400	622,766

		1,390,272

Oil, Gas & Consumable Fuels 3.1%
China Petroleum & Chemical Corp.	2,654,000	1,959,343
PetroChina Co. Ltd.	1,782,000	1,181,213

		3,140,556

Real Estate Management & Development 1.0%
China Overseas Land & Investment Ltd.	226,000	776,988
China Resources Land Ltd.	90,000	253,746

		1,030,734

		7,081,280

COLOMBIA 0.1%
Banks 0.1%
Bancolombia SA, ADR	2,921	114,036

DENMARK 2.2%
Electrical Equipment 0.4%
Vestas Wind Systems A/S	4,721	389,971

Pharmaceuticals 1.8%
Novo Nordisk A/S, Class B	45,752	1,906,885

		2,296,856

EGYPT 0.2%
Banks 0.2%
Commercial International Bank Egypt SAE, GDR REG	42,622	168,144

FAROE ISLANDS 0.3%
Food Products 0.3%
Bakkafrost P/F	6,779	283,596

FINLAND 1.5%
Machinery 1.5%
Kone OYJ, Class B	29,632	1,504,329

FRANCE 5.3%
Aerospace & Defense 0.9%
Airbus Group SE	13,611	825,523
Safran SA	1,436	103,280

		928,803

Auto Components 1.0%
Valeo SA	17,604	1,027,524

Banks 1.7%
BNP Paribas SA	20,760	1,067,761
Societe Generale SA	20,523	709,978

		1,777,739

Insurance 1.0%
AXA SA	34,198	727,124

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Insurance (continued)
CNP Assurances	18,512	$311,019

		1,038,143

Oil, Gas & Consumable Fuels 0.2%
TOTAL SA	4,536	215,735

Software 0.3%
UBISOFT Entertainment*	7,857	296,869

Textiles, Apparel & Luxury Goods 0.2%
Hermes International	451	183,607

		5,468,420

GERMANY 6.4%
Airlines 0.3%
Deutsche Lufthansa AG REG	28,380	316,390

Auto Components 1.7%
Continental AG	7,554	1,591,638

Chemicals 0.9%
BASF SE	9,678	828,682
Evonik Industries AG	3,735	126,446

		955,128

Industrial Conglomerates 0.5%
Rheinmetall AG	2,790	194,471
Siemens AG REG	2,878	337,475

		531,946

Insurance 0.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen REG	1,860	347,385
Talanx AG	7,705	235,118

		582,503

Machinery 0.7%
KION Group AG	10,315	668,345

Media 0.8%
ProSiebenSat.1 Media SE	20,149	863,892

Personal Products 0.2%
Beiersdorf AG	1,963	185,294

Pharmaceuticals 0.4%
Bayer AG REG	3,832	384,849

Software 0.3%
SAP SE	3,858	352,823

		6,432,808

HONG KONG 3.1%
Banks 0.2%
Dah Sing Financial Holdings Ltd.	32,000	210,849

Electrical Equipment 0.3%
China High Speed Transmission Equipment Group Co. Ltd.	265,000	269,470

Equity Real Estate Investment Trusts (REITs) 0.7%
Link REIT	103,500	764,047

Food Products 0.4%
WH Group Ltd. Reg. S(b)	545,000	440,492

Industrial Conglomerates 0.3%
Jardine Matheson Holdings Ltd.	5,200	317,720

Real Estate Management & Development 1.2%
Wharf Holdings Ltd. (The)	96,000	704,311
Wheelock & Co. Ltd.	72,000	427,663

		1,131,974

		3,134,552

INDIA 1.2%
Banks 0.2%
HDFC Bank Ltd., ADR	2,664	191,515

IT Services 1.0%
Infosys Ltd., ADR	64,971	1,025,242

		1,216,757

INDONESIA 0.9%
Banks 0.5%
Bank Rakyat Indonesia Persero Tbk. PT	316,700	297,171
Bank Tabungan Negara Persero Tbk. PT	1,504,300	221,856

		519,027

Diversified Telecommunication Services 0.2%
Telekomunikasi Indonesia Persero Tbk. PT	606,000	201,791

Tobacco 0.2%
Gudang Garam Tbk. PT	49,900	237,445

		958,263

IRELAND 1.1%
Airlines 0.4%
Ryanair Holdings plc, ADR	5,275	395,783

Professional Services 0.4%
Experian plc	23,404	467,565

Trading Companies & Distributors 0.3%
AerCap Holdings NV*	7,722	297,220

		1,160,568

ISRAEL 0.4%
Electronic Equipment, Instruments & Components 0.1%
Orbotech Ltd.*	4,640	137,390

Software 0.3%
Nice Ltd.	4,378	291,515

		428,905

ITALY 0.2%
Banks 0.2%
UniCredit SpA	71,737	167,213

JAPAN 17.3%
Automobiles 1.7%
Nissan Motor Co. Ltd.	175,700	1,723,419

Banks 3.8%
Hokkoku Bank Ltd. (The)	74,000	223,643
Mitsubishi UFJ Financial Group, Inc.	241,900	1,225,486
San-In Godo Bank Ltd. (The)	25,400	173,558
Sumitomo Mitsui Financial Group, Inc.	65,100	2,199,053

		3,821,740

Chemicals 2.4%
Mitsubishi Chemical Holdings Corp.	85,400	535,407
Mitsui Chemicals, Inc.	52,000	247,351
Nitto Denko Corp.	3,300	214,321
Sumitomo Chemical Co. Ltd.	60,000	266,605
Teijin Ltd.	21,600	419,041

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Chemicals (continued)
Toray Industries, Inc.	81,000	$788,899

		2,471,624

Diversified Financial Services 0.4%
Mitsubishi UFJ Lease & Finance Co. Ltd.	21,600	99,121
ORIX Corp.	21,800	321,608

		420,729

Diversified Telecommunication Services 0.6%
Nippon Telegraph & Telephone Corp.	13,200	603,715

Electrical Equipment 1.4%
Mitsubishi Electric Corp.	111,000	1,422,655

Food Products 1.1%
Morinaga & Co. Ltd.	5,800	279,668
Nichirei Corp.	27,000	606,405
Nippon Suisan Kaisha Ltd.	60,800	261,514

		1,147,587

Household Durables 0.1%
Haseko Corp.	13,800	132,739

Household Products 0.5%
Lion Corp.	31,000	502,284

Insurance 0.3%
Dai-ichi Life Holdings, Inc.		283,994

Internet Software & Services 0.4%
Kakaku.com, Inc.	21,300	385,698

Machinery 0.4%
JTEKT Corp.	19,200	288,384
Kyokuto Kaihatsu Kogyo Co. Ltd.	11,700	135,144

		423,528

Metals & Mining 0.2%
Nippon Light Metal Holdings Co. Ltd.	81,200	175,205

Real Estate Management & Development 1.3%
Daito Trust Construction Co. Ltd.	8,500	1,359,486

Road & Rail 1.4%
Central Japan Railway Co.	900	154,085
West Japan Railway Co.	20,700	1,284,108

		1,438,193

Trading Companies & Distributors 0.1%
Marubeni Corp.	19,800	101,715

Wireless Telecommunication Services 1.2%
KDDI Corp.	39,200	1,214,495

		17,628,806

JERSEY 0.1%
Metals & Mining 0.1%
Centamin plc	75,465	144,951

LUXEMBOURG 0.3%
Metals & Mining 0.3%
Ternium SA, ADR	15,867	311,469

MALAYSIA 0.6%
Electric Utilities 0.6%
Tenaga Nasional Bhd.	190,000	656,994

MEXICO 0.5%
Consumer Finance 0.1%
Gentera SAB de CV	53,700	96,656

Household Products 0.4%
Kimberly-Clark de Mexico SAB de CV, Class A	198,400	448,784

		545,440

NETHERLANDS 1.7%
Insurance 1.0%
NN Group NV	35,236	1,081,761

Oil, Gas & Consumable Fuels 0.7%
Royal Dutch Shell plc, Class A	28,339	705,015

		1,786,776

NORWAY 1.3%
Banks 0.3%
DNB ASA	21,658	284,732

Food Products 0.6%
Leroy Seafood Group ASA	5,356	271,126
Salmar ASA	12,167	371,973

		643,099

Oil, Gas & Consumable Fuels 0.4%
Det Norske Oljeselskap ASA*	27,604	440,353

		1,368,184

PORTUGAL 0.8%
Food & Staples Retailing 0.4%
Jeronimo Martins SGPS SA	27,884	483,274

Oil, Gas & Consumable Fuels 0.4%
Galp Energia SGPS SA	27,797	379,760

		863,034

RUSSIA 1.4%
Banks 0.5%
Sberbank of Russia PJSC, ADR	56,379	529,255

Metals & Mining 0.4%
Alrosa PJSC	283,600	389,706

Oil, Gas & Consumable Fuels 0.5%
Gazprom PJSC, ADR	53,812	227,212
Lukoil PJSC, ADR	1,381	67,296
Tatneft PJSC, ADR	6,226	192,134

		486,642

		1,405,603

SINGAPORE 0.4%
Capital Markets 0.3%
Singapore Exchange Ltd.	40,200	219,270

Real Estate Management & Development 0.1%
Yanlord Land Group Ltd.	146,100	150,277

		369,547

SOUTH AFRICA 1.5%
Banks 0.3%
Capitec Bank Holdings Ltd.	4,390	205,711
Standard Bank Group Ltd.	12,518	128,627

		334,338

Food & Staples Retailing 0.6%
Clicks Group Ltd.	20,004	185,324
Shoprite Holdings Ltd.	25,361	354,360

		539,684

Health Care Providers & Services 0.1%
Mediclinic International plc	12,063	144,654

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SOUTH AFRICA (continued)
Industrial Conglomerates 0.1%
Bidvest Group Ltd. (The)	9,338	$110,105

Metals & Mining 0.2%
Sibanye Gold Ltd.	62,861	223,496

Wireless Telecommunication Services 0.2%
Vodacom Group Ltd.	19,949	224,139

		1,576,416

SOUTH KOREA 3.5%
Electric Utilities 2.0%
Korea Electric Power Corp.	40,365	1,977,328

Oil, Gas & Consumable Fuels 0.2%
SK Innovation Co. Ltd.	1,056	156,465

Technology Hardware, Storage & Peripherals 0.8%
Samsung Electronics Co. Ltd.	593	863,860

Tobacco 0.2%
KT&G Corp.	2,233	254,293

Wireless Telecommunication Services 0.3%
SK Telecom Co. Ltd.	1,522	312,072

		3,564,018

SPAIN 1.3%
Banks 1.3%
Banco Santander SA	138,892	616,173
CaixaBank SA	271,086	685,037

		1,301,210

SWEDEN 1.1%
Commercial Services & Supplies 0.3%
Intrum Justitia AB	7,864	253,623

Construction & Engineering 0.1%
NCC AB, Class B	5,093	133,464

Electronic Equipment, Instruments & Components 0.1%
Mycronic AB	8,442	105,452

Household Durables 0.2%
Bonava AB*	12,967	163,546

Machinery 0.2%
Volvo AB, Class B	19,225	219,509

Metals & Mining 0.2%
Boliden AB	10,043	236,057

		1,111,651

SWITZERLAND 6.0%
Biotechnology 1.6%
Actelion Ltd. REG*	9,397	1,630,699

Building Products 0.2%
Geberit AG REG	359	157,364

Food Products 0.7%
Nestle SA REG	9,416	743,526

Insurance 0.3%
Swiss Life Holding AG REG*	1,261	327,006

Personal Products 0.2%
Oriflame Holding AG*	5,236	191,775

Pharmaceuticals 3.0%
Roche Holding AG	12,520	3,111,203

		6,161,573

TAIWAN 3.8%
Electronic Equipment, Instruments & Components 0.8%
Largan Precision Co. Ltd.	7,000	853,135

Household Durables 0.3%
Nien Made Enterprise Co. Ltd.	21,000	271,562

Semiconductors & Semiconductor Equipment 2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	462,000	2,715,703

		3,840,400

THAILAND 0.4%
Banks 0.2%
Bangkok Bank PCL, NVDR	40,800	192,070

Specialty Retail 0.2%
Beauty Community PCL, NVDR	761,621	209,402

		401,472

TURKEY 0.4%
Banks 0.2%
Turkiye Vakiflar Bankasi TAO, Class D	184,906	282,861

Diversified Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	92,987	175,718

		458,579

UNITED KINGDOM 12.5%
Airlines 0.1%
easyJet plc	4,960	64,674

Banks 0.4%
HSBC Holdings plc	47,937	360,331

Beverages 0.1%
Coca-Cola European Partners plc	2,582	103,022

Capital Markets 0.9%
Hargreaves Lansdown plc	38,353	631,531
IG Group Holdings plc	22,914	258,553

		890,084

Commercial Services & Supplies 0.5%
Rentokil Initial plc	168,922	485,513

Consumer Finance 0.6%
Provident Financial plc	15,332	602,016

Diversified Telecommunication Services 1.2%
BT Group plc	235,123	1,182,978

Electric Utilities 0.9%
SSE plc	43,293	879,096

Energy Equipment & Services 0.8%
Subsea 7 SA*	74,675	805,809

Food & Staples Retailing 0.3%
J Sainsbury plc	84,718	269,832

Hotels, Restaurants & Leisure 0.4%
Compass Group plc	19,113	370,155

Household Durables 0.7%
Bellway plc	17,650	541,254
Taylor Wimpey plc	87,479	174,484

		715,738

Household Products 0.3%
Reckitt Benckiser Group plc	3,621	340,899

Internet Software & Services 0.2%
Rightmove plc	4,621	252,843

Metals & Mining 0.2%
Anglo American plc*	19,727	246,012

Multiline Retail 0.1%
Debenhams plc	133,780	96,636

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Multi-Utilities 1.4%
Centrica plc	515,097	$1,523,019

Personal Products 0.4%
Unilever NV, CVA	9,870	454,743

Specialty Retail 0.3%
JD Sports Fashion plc	13,425	256,678

Thrifts & Mortgage Finance 0.1%
OneSavings Bank plc	28,433	93,497

Tobacco 2.6%
British American Tobacco plc	42,924	2,737,523

		12,731,098

UNITED STATES 0.8%
Hotels, Restaurants & Leisure 0.8%
International Game Technology plc	33,873	825,824

Total Common Stocks (cost $96,118,693)		101,180,111

Securities Lending Reinvestments 0.2%

	Principal Amount	Market Value
Repurchase Agreement 0.2%
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $198,523, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $202,485.(c)	$198,514	198,514

Total Securities Lending Reinvestments (cost $198,514)		198,514

Total Investments (cost $96,317,207) (d) — 99.1%		101,378,625
Other assets in excess of liabilities — 0.9%		895,351

NET ASSETS — 100.0%		$102,273,976

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $192,062.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2016 was $440,492 which represents 0.43% of net assets.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $198,514,
(d)	At September 30, 2016, the tax basis cost of the Fund’s investments was $96,440,589, tax unrealized appreciation and depreciation were $9,634,463 and $(4,696,427), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
Bhd	Private Limited Company
CVA	Dutch Certificate
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
OYJ	Public Traded Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAE	Public Limited Company
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company
TAO	Joint Stock Company
Tbk. PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$928,803	$—	$928,803
Airlines	395,783	381,064	—	776,847
Auto Components	1,313,267	2,619,162	—	3,932,429
Automobiles	—	1,723,419	—	1,723,419
Banks	1,433,117	10,489,594	—	11,922,711
Beverages	103,022	—	—	103,022
Biotechnology	—	3,382,291	—	3,382,291
Building Products	—	157,364	—	157,364
Capital Markets	96,251	1,426,126	—	1,522,377
Chemicals	—	3,426,752	—	3,426,752
Commercial Services & Supplies	—	739,136	—	739,136
Construction & Engineering	—	133,464	—	133,464
Consumer Finance	96,656	602,016	—	698,672
Containers & Packaging	—	1,119,935	—	1,119,935
Diversified Financial Services	—	420,729	—	420,729
Diversified Telecommunication Services	—	2,164,202	—	2,164,202
Electric Utilities	656,994	2,856,424	—	3,513,418
Electrical Equipment	—	2,082,096	—	2,082,096
Electronic Equipment, Instruments & Components	137,390	1,662,833	—	1,800,223
Energy Equipment & Services	—	805,809	—	805,809
Equity Real Estate Investment Trusts (REITs)	—	764,047	—	764,047
Food & Staples Retailing	185,324	1,107,466	—	1,292,790
Food Products	—	3,258,300	—	3,258,300

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Equity Fund (Continued)

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$—	$377,208	$—	$377,208
Health Care Providers & Services	—	144,654	—	144,654
Hotels, Restaurants & Leisure	825,824	966,298	—	1,792,122
Household Durables	163,546	1,120,039	—	1,283,585
Household Products	448,784	843,183	—	1,291,967
Industrial Conglomerates	317,720	642,051	—	959,771
Insurance	1,787,940	3,313,407	—	5,101,347
Internet Software & Services	767,506	1,261,307	—	2,028,813
IT Services	1,025,242	—	—	1,025,242
Machinery	—	2,815,711	—	2,815,711
Media	403,821	1,213,469	—	1,617,290
Metals & Mining	1,214,740	1,844,604	—	3,059,344
Multiline Retail	557,219	580,054	—	1,137,273
Multi-Utilities	115,950	1,523,019	—	1,638,969
Oil, Gas & Consumable Fuels	726,357	5,156,097	—	5,882,454
Personal Products	—	831,812	—	831,812
Pharmaceuticals	—	5,402,937	—	5,402,937
Professional Services	—	467,565	—	467,565
Real Estate Management & Development	—	3,672,471	—	3,672,471
Road & Rail	874,235	1,438,193	—	2,312,428
Semiconductors & Semiconductor Equipment	—	2,715,703	—	2,715,703
Software	831,097	941,207	—	1,772,304
Specialty Retail	—	466,080	—	466,080
Technology Hardware, Storage & Peripherals	—	863,860	—	863,860
Textiles, Apparel & Luxury Goods	—	183,607	—	183,607
Thrifts & Mortgage Finance	287,856	—	—	287,856
Tobacco	—	3,229,261	—	3,229,261
Trading Companies & Distributors	297,220	101,715	—	398,935
Wireless Telecommunication Services	—	1,750,706	—	1,750,706

Total Common Stocks	$15,062,861	$86,117,250	$—	$101,180,111

Securities Lending Reinvestments	—	198,514	—	198,514

Total	$15,062,861	$86,315,764	$—	$101,378,625

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended September 30, 2016, the Fund had a transfer of an international common stock from Level 1 to Level 2. The market value at the time of the transfer and at September 30, 2016, was $288,570 and $454,743, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in the Level 1 classification. At September 30, 2016, the Fund valued this security using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.
(b)	During the period ended September 30, 2016, the Fund had four transfers of international common stocks from Level 2 to Level 1. The total market value of the four investments at the time of the transfer and at September 30, 2016, was $1,125,318 and $1,103,959, respectively. Each investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in a Level 2 classification. At September 30, 2016, the Fund each of valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2016 (Unaudited)

NVIT International Index Fund

Common Stocks 97.6%

	Shares	Market Value
AUSTRALIA 7.3%
Airlines 0.0%†
Qantas Airways Ltd.	76,488	$183,710

Banks 2.4%
Australia & New Zealand Banking Group Ltd.	442,219	9,419,952
Bank of Queensland Ltd.	55,914	489,720
Bendigo & Adelaide Bank Ltd.	73,736	611,552
Commonwealth Bank of Australia	258,585	14,419,532
National Australia Bank Ltd.	399,684	8,591,601
Westpac Banking Corp.	503,351	11,452,325

		44,984,682

Beverages 0.1%
Coca-Cola Amatil Ltd.	85,786	676,435
Treasury Wine Estates Ltd.	115,094	976,767

		1,653,202

Biotechnology 0.3%
CSL Ltd.	69,852	5,743,970

Capital Markets 0.2%
ASX Ltd.	28,805	1,067,178
Macquarie Group Ltd.	45,639	2,886,414
Platinum Asset Management Ltd.(a)	31,853	123,262

		4,076,854

Chemicals 0.1%
Incitec Pivot Ltd.	232,985	506,374
Orica Ltd.	52,366	613,453

		1,119,827

Commercial Services & Supplies 0.1%
Brambles Ltd.	239,816	2,210,512

Construction & Engineering 0.0%†
CIMIC Group Ltd.	16,883	373,916

Construction Materials 0.0%†
Boral Ltd.	119,894	623,686

Containers & Packaging 0.1%
Amcor Ltd.	175,193	2,040,525

Diversified Financial Services 0.1%
AMP Ltd.	437,644	1,779,187
Challenger Ltd.	89,162	698,202

		2,477,389

Diversified Telecommunication Services 0.2%
Telstra Corp. Ltd.	649,098	2,588,029
TPG Telecom Ltd.	56,512	375,003
Vocus Communications Ltd.	74,657	358,042

		3,321,074

Electric Utilities 0.0%†
AusNet Services	298,585	376,344

Equity Real Estate Investment Trusts (REITs) 0.6%
BGP Holdings plc*(b)(e)	848,508	0
Dexus Property Group	136,240	957,571
Goodman Group	267,758	1,500,699
GPT Group (The)	274,717	1,069,763
Immoeast AG(b)(e)	51,561	0
Mirvac Group	550,694	949,394
Scentre Group	802,883	2,898,557
Stockland	353,747	1,295,571
Vicinity Centres	515,112	1,256,237
Westfield Corp.	296,113	2,215,693

		12,143,485

Food & Staples Retailing 0.5%
Wesfarmers Ltd.	168,644	5,717,223
Woolworths Ltd.	191,289	3,424,791

		9,142,014

Gas Utilities 0.1%
APA Group	174,347	1,142,245

Health Care Equipment & Supplies 0.1%
Cochlear Ltd.	8,871	961,554

Health Care Providers & Services 0.2%
Healthscope Ltd.	246,944	583,275
Ramsay Health Care Ltd.	21,554	1,311,535
Sonic Healthcare Ltd.	61,620	1,043,478

		2,938,288

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	86,599	1,053,644
Crown Resorts Ltd.	51,418	518,674
Domino’s Pizza Enterprises Ltd.	9,192	498,041
Flight Centre Travel Group Ltd.(a)	9,355	261,889
Tabcorp Holdings Ltd.	113,718	435,465
Tatts Group Ltd.	216,985	609,852

		3,377,565

Insurance 0.3%
Insurance Australia Group Ltd.	361,761	1,523,547
Medibank Pvt Ltd.	412,812	786,401
QBE Insurance Group Ltd.	201,043	1,438,565
Suncorp Group Ltd.	193,504	1,805,273

		5,553,786

IT Services 0.0%†
Computershare Ltd.	62,987	499,584

Media 0.0%†
REA Group Ltd.	7,549	328,343

Metals & Mining 1.0%
Alumina Ltd.(a)	399,026	449,244
BHP Billiton Ltd.	487,005	8,436,141
BHP Billiton plc	316,084	4,753,452
Fortescue Metals Group Ltd.(a)	257,589	985,942
Newcrest Mining Ltd.	116,181	1,961,152
South32 Ltd.	835,795	1,557,269

		18,143,200

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	77,058	308,458

Multi-Utilities 0.1%
AGL Energy Ltd.	102,423	1,499,505
DUET Group	351,605	676,947

		2,176,452

Oil, Gas & Consumable Fuels 0.3%
Caltex Australia Ltd.	41,816	1,105,564
Oil Search Ltd.	207,648	1,143,626
Origin Energy Ltd.	271,331	1,144,287
Santos Ltd.	254,682	717,816
Woodside Petroleum Ltd.	112,288	2,489,736

		6,601,029

Professional Services 0.0%†
SEEK Ltd.	50,544	605,924

Real Estate Management & Development 0.0%†
LendLease Group	80,136	868,392

Road & Rail 0.1%
Aurizon Holdings Ltd.	325,788	1,177,933

Transportation Infrastructure 0.2%
Sydney Airport	162,542	871,237
Transurban Group	303,986	2,656,629

		3,527,866

		138,681,809

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG*	41,567	$1,230,870
Raiffeisen Bank International AG*	14,955	227,632

		1,458,502

Machinery 0.0%†
ANDRITZ AG	11,606	631,564

Metals & Mining 0.0%†
voestalpine AG	15,885	549,160

Oil, Gas & Consumable Fuels 0.1%
OMV AG	23,523	677,275

		3,316,501

BELGIUM 1.4%
Banks 0.1%
KBC Group NV	36,960	2,157,572

Beverages 0.9%
Anheuser-Busch InBev SA/NV	121,466	15,973,732

Chemicals 0.1%
Solvay SA	11,157	1,292,787
Umicore SA	14,160	889,093

		2,181,880

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	12,039	1,068,617

Diversified Telecommunication Services 0.0%†
Proximus SADP	22,862	683,940

Food & Staples Retailing 0.0%†
Colruyt SA(a)	10,767	597,952

Insurance 0.1%
Ageas	30,922	1,130,613

Media 0.0%†
Telenet Group Holding NV*	7,846	409,860

Pharmaceuticals 0.1%
UCB SA	19,411	1,502,523

		25,706,689

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	64,387	436,153

CHINA 0.0%†
Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	269,200	148,918

DENMARK 1.7%
Banks 0.2%
Danske Bank A/S	107,004	3,130,501

Beverages 0.1%
Carlsberg A/S, Class B	16,258	1,553,841

Biotechnology 0.1%
Genmab A/S*	8,656	1,481,499

Chemicals 0.1%
Chr Hansen Holding A/S	15,073	897,818
Novozymes A/S, Class B	35,312	1,557,467

		2,455,285

Commercial Services & Supplies 0.1%
ISS A/S	25,328	1,052,498

Diversified Telecommunication Services 0.0%†
TDC A/S	117,189	690,170

Electrical Equipment 0.1%
Vestas Wind Systems A/S	33,630	2,777,958

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	18,589	1,445,691
William Demant Holding A/S*	16,745	341,722

		1,787,413

Insurance 0.0%†
Tryg A/S	17,914	359,942

Marine 0.1%
AP Moeller - Maersk A/S, Class A	547	768,529
AP Moeller - Maersk A/S, Class B	1,005	1,478,251

		2,246,780

Pharmaceuticals 0.6%
Novo Nordisk A/S, Class B	283,015	11,795,702

Road & Rail 0.1%
DSV A/S	30,236	1,508,631

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	17,405	2,108,088

		32,948,308

FINLAND 1.0%
Auto Components 0.0%†
Nokian Renkaat OYJ	17,325	631,670

Communications Equipment 0.3%
Nokia OYJ	867,940	5,030,890

Diversified Telecommunication Services 0.0%†
Elisa OYJ	21,163	779,926

Electric Utilities 0.1%
Fortum OYJ	68,377	1,104,968

Insurance 0.2%
Sampo OYJ, Class A	66,355	2,947,985

Machinery 0.2%
Kone OYJ, Class B(a)	51,011	2,589,677
Metso OYJ	17,850	520,907
Wartsila OYJ Abp	21,330	960,252

		4,070,836

Oil, Gas & Consumable Fuels 0.1%
Neste OYJ	20,563	877,135

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	86,076	764,634
UPM-Kymmene OYJ	81,229	1,715,116

		2,479,750

Pharmaceuticals 0.0%†
Orion OYJ, Class B	15,592	614,694

		18,537,854

FRANCE 9.3%
Aerospace & Defense 0.6%
Airbus Group SE	89,376	5,420,760
Safran SA	47,506	3,416,733
Thales SA	15,588	1,435,357
Zodiac Aerospace	31,273	761,110

		11,033,960

Air Freight & Logistics 0.0%†
Bollore SA(a)	122,092	425,028

Auto Components 0.3%
Cie Generale des Etablissements Michelin	27,599	3,056,178
Valeo SA	35,331	2,062,227

		5,118,405

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Automobiles 0.2%
Peugeot SA*	73,023	$1,115,118
Renault SA	28,873	2,375,359

		3,490,477

Banks 0.8%
BNP Paribas SA	161,163	8,289,192
Credit Agricole SA	160,439	1,582,555
Natixis SA	134,809	629,003
Societe Generale SA	115,204	3,985,398

		14,486,148

Beverages 0.2%
Pernod Ricard SA	31,867	3,774,144
Remy Cointreau SA	3,751	320,088

		4,094,232

Building Products 0.2%
Cie de Saint-Gobain	71,633	3,099,561

Chemicals 0.4%
Air Liquide SA	58,334	6,255,536
Arkema SA	10,345	957,764

		7,213,300

Commercial Services & Supplies 0.1%
Edenred	29,815	696,707
Societe BIC SA	4,559	674,045

		1,370,752

Construction & Engineering 0.4%
Bouygues SA	30,191	1,001,233
Eiffage SA	8,578	666,635
Vinci SA	77,519	5,936,280

		7,604,148

Construction Materials 0.0%†
Imerys SA	6,021	434,880

Diversified Financial Services 0.0%†
Eurazeo SA	5,572	323,251
Wendel SA	4,583	534,831

		858,082

Diversified Telecommunication Services 0.5%
Iliad SA	3,926	824,211
Orange SA	299,352	4,690,113
SFR Group SA	17,099	503,660
Vivendi SA	175,249	3,536,960

		9,554,944

Electric Utilities 0.0%†
Electricite de France SA	35,531	432,491

Electrical Equipment 0.4%
Legrand SA	41,039	2,419,213
Schneider Electric SE	84,239	5,859,991

		8,279,204

Electronic Equipment, Instruments & Components 0.0%†
Ingenico Group SA	8,470	740,566

Energy Equipment & Services 0.1%
Technip SA	16,687	1,025,820

Equity Real Estate Investment Trusts (REITs) 0.4%
Fonciere Des Regions	4,772	444,673
Gecina SA	6,160	970,752
ICADE	5,485	427,984
Klepierre	34,638	1,589,987
Unibail-Rodamco SE	14,844	4,002,431

		7,435,827

Food & Staples Retailing 0.1%
Carrefour SA	83,938	2,176,374
Casino Guichard Perrachon SA	9,370	456,078

		2,632,452

Food Products 0.3%
Danone SA	88,720	6,587,712

Health Care Equipment & Supplies 0.2%
Essilor International SA	30,825	3,976,287

Hotels, Restaurants & Leisure 0.1%
Accor SA	26,443	1,049,240
Sodexo SA	14,405	1,715,922

		2,765,162

Insurance 0.4%
AXA SA	295,274	6,278,169
CNP Assurances	23,293	391,344
SCOR SE	25,401	789,920

		7,459,433

IT Services 0.2%
Atos SE	13,484	1,451,669
Capgemini SA	24,612	2,413,046

		3,864,715

Machinery 0.0%†
Alstom SA*	22,823	603,908

Media 0.2%
Eutelsat Communications SA	25,418	526,085
JCDecaux SA	11,513	372,268
Lagardere SCA	17,990	458,139
Publicis Groupe SA	29,159	2,206,397

		3,562,889

Multi-Utilities 0.3%
Engie SA(a)	219,453	3,402,556
Suez	52,488	867,376
Veolia Environnement SA	67,927	1,565,147

		5,835,079

Oil, Gas & Consumable Fuels 0.8%
TOTAL SA	334,455	15,906,876

Personal Products 0.4%
L’Oreal SA	38,309	7,240,766

Pharmaceuticals 0.7%
Sanofi	174,944	13,322,151

Professional Services 0.1%
Bureau Veritas SA	41,457	889,461

Software 0.1%
Dassault Systemes	19,270	1,672,838

Textiles, Apparel & Luxury Goods 0.7%
Christian Dior SE	8,159	1,463,291
Hermes International	4,041	1,645,137
Kering	11,290	2,278,130
LVMH Moet Hennessy Louis Vuitton SE	42,205	7,196,415

		12,582,973

Trading Companies & Distributors 0.0%†
Rexel SA	45,654	699,345

Transportation Infrastructure 0.1%
Aeroports de Paris	4,585	454,953
Groupe Eurotunnel SE REG	72,423	784,515

		1,239,468

		177,539,340

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
GERMANY 8.3%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	145,969	$4,570,070

Airlines 0.0%†
Deutsche Lufthansa AG REG	36,043	401,820

Auto Components 0.2%
Continental AG	16,601	3,497,852

Automobiles 0.8%
Bayerische Motoren Werke AG	50,134	4,221,045
Daimler AG REG	146,353	10,321,936
Volkswagen AG	5,321	770,496

		15,313,477

Banks 0.1%
Commerzbank AG	162,615	1,050,647

Capital Markets 0.3%
Deutsche Bank AG REG*	207,382	2,702,860
Deutsche Boerse AG*	29,106	2,362,486

		5,065,346

Chemicals 1.1%
BASF SE	139,410	11,937,024
Covestro AG(c)	10,618	628,353
Evonik Industries AG	22,722	769,239
K+S AG REG(a)	29,850	566,812
LANXESS AG	13,456	837,599
Linde AG	28,122	4,778,511
Symrise AG	18,800	1,378,691

		20,896,229

Construction & Engineering 0.0%†
HOCHTIEF AG	3,115	439,604

Construction Materials 0.1%
HeidelbergCement AG	21,453	2,028,850

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG REG	488,700	8,210,413
Telefonica Deutschland Holding AG	110,645	446,112

		8,656,525

Electrical Equipment 0.0%†
OSRAM Licht AG	14,008	822,920

Food & Staples Retailing 0.0%†
METRO AG(a)	26,971	802,813

Health Care Providers & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	32,704	2,861,141
Fresenius SE & Co. KGaA	62,527	4,994,754

		7,855,895

Hotels, Restaurants & Leisure 0.1%
TUI AG	73,451	1,043,733

Household Products 0.1%
Henkel AG & Co. KGaA	15,416	1,798,030

Industrial Conglomerates 0.7%
Siemens AG REG	115,556	13,550,134

Insurance 0.8%
Allianz SE REG	68,825	10,228,099
Hannover Rueck SE	9,271	993,808
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen REG	24,055	4,492,656

		15,714,563

Internet & Direct Marketing Retail 0.0%†
Zalando SE*(c)	13,095	547,127

Internet Software & Services 0.0%†
United Internet AG REG	18,652	826,042

Machinery 0.1%
GEA Group AG	27,161	1,510,070
MAN SE	5,372	566,600

		2,076,670

Media 0.1%
Axel Springer SE	7,382	378,278
ProSiebenSat.1 Media SE	33,424	1,433,060

		1,811,338

Metals & Mining 0.1%
thyssenkrupp AG	56,628	1,353,007

Multi-Utilities 0.2%
E.ON SE	299,725	2,130,294
RWE AG*	73,658	1,272,038

		3,402,332

Personal Products 0.1%
Beiersdorf AG	14,909	1,407,307

Pharmaceuticals 0.8%
Bayer AG REG	125,026	12,556,397
Merck KGaA	19,111	2,061,406

		14,617,803

Real Estate Management & Development 0.2%
Deutsche Wohnen AG	50,442	1,835,489
Vonovia SE	70,472	2,671,535

		4,507,024

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	171,538	3,058,785

Software 0.7%
SAP SE	149,082	13,633,905

Textiles, Apparel & Luxury Goods 0.3%
adidas AG	28,315	4,924,672
HUGO BOSS AG	10,992	608,467

		5,533,139

Trading Companies & Distributors 0.1%
Brenntag AG	23,158	1,265,559

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,662	309,882

		157,858,428

HONG KONG 3.4%
Airlines 0.0%†
Cathay Pacific Airways Ltd.(a)	158,000	220,874

Banks 0.3%
Bank of East Asia Ltd. (The)(a)	191,340	780,930
BOC Hong Kong Holdings Ltd.	560,500	1,907,046
Hang Seng Bank Ltd.	116,000	2,082,349

		4,770,325

Capital Markets 0.2%
Hong Kong Exchanges and Clearing Ltd.	172,700	4,570,566

Diversified Financial Services 0.0%†
First Pacific Co. Ltd.	341,750	244,108

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	404,220	568,421
PCCW Ltd.	681,000	419,438

		987,859

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)
Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	103,000	$888,368
CLP Holdings Ltd.	245,000	2,537,480
HK Electric Investments & HK Electric Investments Ltd.(a)(c)	394,500	386,773
Power Assets Holdings Ltd.	209,500	2,050,098

		5,862,719

Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT	338,000	2,495,148

Food Products 0.0%†
WH Group Ltd.(c)	930,000	751,666

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	1,178,023	2,236,828

Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.	358,000	1,361,380
Melco Crown Entertainment Ltd., ADR(a)	28,505	459,216
Sands China Ltd.	360,300	1,579,241
Shangri-La Asia Ltd.	162,833	178,972
SJM Holdings Ltd.	263,000	194,901

		3,773,710

Household Durables 0.0%†
Techtronic Industries Co. Ltd.	202,000	791,293

Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	411,516	5,260,099
Jardine Matheson Holdings Ltd.(a)	36,600	2,236,260
NWS Holdings Ltd.	248,836	417,002

		7,913,361

Insurance 0.7%
AIA Group Ltd.	1,826,600	12,283,418

Real Estate Management & Development 0.8%
Cheung Kong Property Holdings Ltd.	407,516	2,997,629
Hang Lung Properties Ltd.	325,000	737,210
Henderson Land Development Co. Ltd.	162,950	972,285
Hongkong Land Holdings Ltd.	176,200	1,221,066
Hysan Development Co. Ltd.	102,000	479,916
Kerry Properties Ltd.(a)	94,500	310,458
New World Development Co. Ltd.	836,926	1,097,455
Sino Land Co. Ltd.	465,000	828,783
Sun Hung Kai Properties Ltd.	217,000	3,298,998
Swire Pacific Ltd., Class A	85,000	920,571
Swire Properties Ltd.	174,000	511,763
Wharf Holdings Ltd. (The)	206,500	1,515,002
Wheelock & Co. Ltd.	129,000	766,230

		15,657,366

Road & Rail 0.1%
MTR Corp. Ltd.	215,500	1,190,858

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	32,600	269,842

Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd.	963,600	496,513
Yue Yuen Industrial Holdings Ltd.	104,500	431,883

		928,396

Trading Companies & Distributors 0.0%†
Noble Group Ltd.*	1,462,490	164,796

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U(a)	871,100	386,490

		65,499,623

IRELAND 0.7%
Airlines 0.0%†
Ryanair Holdings plc, ADR	3,315	248,724
Ryanair Holdings plc	5,286	72,032

		320,756

Banks 0.0%†
Bank of Ireland*	4,204,301	879,008

Construction Materials 0.3%
CRH plc	123,638	4,105,524
James Hardie Industries plc, CDI(a)	66,590	1,042,558

		5,148,082

Food Products 0.1%
Kerry Group plc, Class A	23,510	1,958,083

Hotels, Restaurants & Leisure 0.1%
Paddy Power Betfair plc	12,297	1,390,496

Professional Services 0.1%
Experian plc	144,387	2,884,560

Trading Companies & Distributors 0.1%
AerCap Holdings NV*	25,511	981,918

		13,562,903

ISRAEL 0.6%
Banks 0.1%
Bank Hapoalim BM	155,166	881,058
Bank Leumi Le-Israel BM*	220,099	837,659
Mizrahi Tefahot Bank Ltd.	24,156	307,224

		2,025,941

Chemicals 0.0%†
Israel Chemicals Ltd.	74,090	288,623

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp. Ltd.	301,597	569,048

Pharmaceuticals 0.4%
Teva Pharmaceutical Industries Ltd.	139,129	6,457,659

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	7,195	315,231

Software 0.1%
Check Point Software Technologies Ltd.*	19,651	1,525,114
NICE-Systems Ltd.	11,330	754,423

		2,279,537

		11,936,039

ITALY 1.7%
Aerospace & Defense 0.0%†
Leonardo-Finmeccanica SpA*	55,288	626,672

Automobiles 0.1%
Ferrari NV	18,586	965,830

Banks 0.4%
Intesa Sanpaolo SpA	1,907,166	4,234,110
Intesa Sanpaolo SpA, RNC	151,772	318,424
Mediobanca SpA	87,700	570,785
UniCredit SpA	761,936	1,776,007

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
ITALY (continued)
Banks (continued)
Unione di Banche Italiane SpA	136,001	$313,451

		7,212,777

Diversified Financial Services 0.0%†
EXOR SpA	17,309	700,866

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	1,516,777	1,260,292
Telecom Italia SpA, RNC*	889,030	603,513

		1,863,805

Electric Utilities 0.3%
Enel SpA	1,147,639	5,114,709
Terna Rete Elettrica Nazionale SpA	231,927	1,195,479

		6,310,188

Electrical Equipment 0.0%†
Prysmian SpA	29,361	768,832

Energy Equipment & Services 0.0%†
Saipem SpA*	967,932	410,089

Gas Utilities 0.1%
Snam SpA	382,553	2,121,205

Insurance 0.2%
Assicurazioni Generali SpA	173,723	2,120,106
Poste Italiane SpA(c)	78,266	536,980
UnipolSai SpA	190,666	310,445

		2,967,531

Oil, Gas & Consumable Fuels 0.3%
Eni SpA	384,613	5,542,387

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	25,782	1,231,429

Transportation Infrastructure 0.1%
Atlantia SpA	62,211	1,580,011

		32,301,622

JAPAN 23.5%
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.	54,500	1,270,373

Airlines 0.1%
ANA Holdings, Inc.(a)	173,000	469,996
Japan Airlines Co. Ltd.	18,386	540,465

		1,010,461

Auto Components 0.7%
Aisin Seiki Co. Ltd.	29,400	1,346,923
Bridgestone Corp.	98,000	3,610,691
Denso Corp.	73,700	2,940,965
Koito Manufacturing Co. Ltd.	16,600	807,916
NGK Spark Plug Co. Ltd.(a)	28,000	494,769
NHK Spring Co. Ltd.	33,900	328,634
NOK Corp.(a)	13,900	304,152
Stanley Electric Co. Ltd.	23,600	638,092
Sumitomo Electric Industries Ltd.	116,800	1,651,168
Sumitomo Rubber Industries Ltd.	26,000	393,273
Toyoda Gosei Co. Ltd.	8,700	202,275
Toyota Industries Corp.	23,500	1,090,791
Yokohama Rubber Co. Ltd. (The)	13,500	216,098

		14,025,747

Automobiles 2.3%
Fuji Heavy Industries Ltd.	88,500	3,320,475
Honda Motor Co. Ltd.	246,300	7,108,292
Isuzu Motors Ltd.(a)	86,800	1,021,729
Mazda Motor Corp.	85,780	1,316,017
Mitsubishi Motors Corp.	109,899	513,369
Nissan Motor Co. Ltd.	376,600	3,694,022
Suzuki Motor Corp.	49,300	1,651,305
Toyota Motor Corp.	402,494	23,347,246
Yamaha Motor Co. Ltd.	44,200	892,987

		42,865,442

Banks 1.8%
Aozora Bank Ltd.	171,000	589,397
Bank of Kyoto Ltd. (The)(a)	51,000	373,311
Chiba Bank Ltd. (The)	97,000	550,882
Chugoku Bank Ltd. (The)(a)	22,000	268,360
Concordia Financial Group Ltd.	188,200	821,164
Fukuoka Financial Group, Inc.	107,000	444,729
Hachijuni Bank Ltd. (The)	59,000	307,281
Hiroshima Bank Ltd. (The)(a)	84,000	348,431
Iyo Bank Ltd. (The)(a)	34,300	207,706
Japan Post Bank Co. Ltd.(a)	58,200	691,580
Kyushu Financial Group, Inc.(a)	49,700	338,627
Mebuki Financial Group, Inc.	117,000	419,158
Mitsubishi UFJ Financial Group, Inc.	1,925,267	9,753,569
Mizuho Financial Group, Inc.	3,573,524	6,022,955
Resona Holdings, Inc.	341,200	1,434,951
Seven Bank Ltd.(a)	91,900	294,346
Shinsei Bank Ltd.	244,000	370,008
Shizuoka Bank Ltd. (The)(a)	82,000	656,984
Sumitomo Mitsui Financial Group, Inc.	204,353	6,902,965
Sumitomo Mitsui Trust Holdings, Inc.	50,540	1,651,223
Suruga Bank Ltd.(a)	25,000	599,241
Yamaguchi Financial Group, Inc.(a)	26,000	277,140

		33,324,008

Beverages 0.3%
Asahi Group Holdings Ltd.	58,300	2,123,709
Kirin Holdings Co. Ltd.	123,200	2,047,546
Suntory Beverage & Food Ltd.	20,700	895,035

		5,066,290

Building Products 0.3%
Asahi Glass Co. Ltd.	145,000	937,563
Daikin Industries Ltd.	35,600	3,322,045
LIXIL Group Corp.	39,900	854,801
TOTO Ltd.(a)	21,500	812,852

		5,927,261

Capital Markets 0.3%
Daiwa Securities Group, Inc.	252,400	1,421,090
Japan Exchange Group, Inc.	82,100	1,283,721
Nomura Holdings, Inc.	557,700	2,499,355
SBI Holdings, Inc.	36,290	433,463

		5,637,629

Chemicals 1.0%
Air Water, Inc.	22,000	415,440
Asahi Kasei Corp.	194,000	1,546,017
Daicel Corp.	46,800	591,415
Hitachi Chemical Co. Ltd.	14,100	323,974
JSR Corp.(a)	31,000	487,242
Kaneka Corp.	44,000	348,367
Kansai Paint Co. Ltd.(a)	36,500	800,102
Kuraray Co. Ltd.	51,100	758,069
Mitsubishi Chemical Holdings Corp.	196,100	1,229,430
Mitsubishi Gas Chemical Co., Inc.	32,000	458,146
Mitsui Chemicals, Inc.	142,000	675,459
Nippon Paint Holdings Co. Ltd.(a)	25,400	849,956
Nitto Denko Corp.	25,300	1,643,129
Shin-Etsu Chemical Co. Ltd.	58,300	4,067,757

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Chemicals (continued)
Sumitomo Chemical Co. Ltd.	235,000	$1,044,202
Taiyo Nippon Sanso Corp.	20,000	208,677
Teijin Ltd.	27,000	523,801
Toray Industries, Inc.	221,000	2,152,429

		18,123,612

Commercial Services & Supplies 0.3%
Dai Nippon Printing Co. Ltd.	86,000	843,629
Park24 Co. Ltd.(a)	14,900	484,592
Secom Co. Ltd.	31,700	2,367,176
Sohgo Security Services Co. Ltd.	10,900	585,797
Toppan Printing Co. Ltd.	82,000	740,209

		5,021,403

Construction & Engineering 0.2%
JGC Corp.(a)	31,000	539,664
Kajima Corp.	139,000	972,705
Obayashi Corp.	96,600	958,154
Shimizu Corp.	69,000	616,688
Taisei Corp.	165,000	1,237,874

		4,325,085

Construction Materials 0.0%†
Taiheiyo Cement Corp.	159,000	457,517

Consumer Finance 0.0%†
Acom Co. Ltd.*	59,900	282,400
AEON Financial Service Co. Ltd.(a)	14,600	255,561
Credit Saison Co. Ltd.	20,800	345,328

		883,289

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	26,000	459,661

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.(a)	11,400	291,171

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	69,700	319,848
ORIX Corp.	198,500	2,928,403

		3,248,251

Diversified Telecommunication Services 0.3%
Nippon Telegraph & Telephone Corp.	103,928	4,753,250

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	95,900	1,395,391
Chugoku Electric Power Co., Inc. (The)(a)	43,000	540,696
Hokuriku Electric Power Co.(a)	26,300	320,492
Kansai Electric Power Co., Inc. (The)*	109,300	994,345
Kyushu Electric Power Co., Inc.	69,700	654,221
Shikoku Electric Power Co., Inc.(a)	28,900	285,793
Tohoku Electric Power Co., Inc.	69,800	910,259
Tokyo Electric Power Co. Holdings, Inc.*	220,900	956,918

		6,058,115

Electrical Equipment 0.4%
Fuji Electric Co. Ltd.	75,000	344,686
Mabuchi Motor Co. Ltd.	8,000	443,927
Mitsubishi Electric Corp.	289,000	3,704,029
Nidec Corp.	35,700	3,299,864

		7,792,506

Electronic Equipment, Instruments & Components 1.1%
Alps Electric Co. Ltd.(a)	29,600	714,478
Hamamatsu Photonics KK(a)	21,700	667,610
Hirose Electric Co. Ltd.	4,790	629,800
Hitachi High-Technologies Corp.	8,900	356,276
Hitachi Ltd.	733,000	3,435,268
Keyence Corp.	6,811	4,990,349
Kyocera Corp.	48,200	2,316,168
Murata Manufacturing Co. Ltd.	28,700	3,746,300
Nippon Electric Glass Co. Ltd.	51,500	266,663
Omron Corp.(a)	30,400	1,094,246
Shimadzu Corp.	39,000	595,200
TDK Corp.	18,600	1,246,184
Yaskawa Electric Corp.(a)	35,700	533,962
Yokogawa Electric Corp.	35,100	467,596

		21,060,100

Equity Real Estate Investment Trusts (REITs) 0.4%
Daiwa House REIT Investment Corp.	208	609,751
Japan Prime Realty Investment Corp.	130	586,931
Japan Real Estate Investment Corp.	195	1,166,083
Japan Retail Fund Investment Corp.	402	991,480
Nippon Building Fund, Inc.	219	1,387,551
Nippon Prologis REIT, Inc.	249	629,783
Nomura Real Estate Master Fund, Inc.	560	934,002
United Urban Investment Corp.(a)	451	820,339

		7,125,920

Food & Staples Retailing 0.5%
Aeon Co. Ltd.	97,500	1,442,558
FamilyMart UNY Holdings Co. Ltd.	12,500	834,455
Lawson, Inc.	9,700	766,272
Seven & i Holdings Co. Ltd.	112,900	5,337,381
Sundrug Co. Ltd.	5,500	461,666
Tsuruha Holdings, Inc.	5,500	635,803

		9,478,135

Food Products 0.4%
Ajinomoto Co., Inc.	84,000	1,872,901
Calbee, Inc.(a)	12,400	469,814
Kikkoman Corp.(a)	23,000	736,617
MEIJI Holdings Co. Ltd.	17,080	1,695,884
NH Foods Ltd.	27,000	652,250
Nisshin Seifun Group, Inc.	31,723	483,541
Nissin Foods Holdings Co. Ltd.(a)	9,700	589,559
Toyo Suisan Kaisha Ltd.	14,400	610,894
Yakult Honsha Co. Ltd.(a)	13,600	614,675
Yamazaki Baking Co. Ltd.	22,000	540,958

		8,267,093

Gas Utilities 0.2%
Osaka Gas Co. Ltd.	286,000	1,199,547
Toho Gas Co. Ltd.(a)	65,000	608,672
Tokyo Gas Co. Ltd.	305,000	1,356,951

		3,165,170

Health Care Equipment & Supplies 0.4%
CYBERDYNE, Inc.*(a)	15,100	236,492
Hoya Corp.	62,600	2,518,263
Olympus Corp.	43,900	1,533,048
Sysmex Corp.	23,600	1,750,966
Terumo Corp.	51,200	1,969,439

		8,008,208

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	28,300	599,234
Medipal Holdings Corp.	25,800	447,221
Miraca Holdings, Inc.	7,700	383,949
Suzuken Co. Ltd.	12,520	413,417

		1,843,821

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Health Care Technology 0.1%
M3, Inc.	29,100	$996,107

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co. Japan Ltd.	9,326	274,704
Oriental Land Co. Ltd.(a)	32,700	1,991,358

		2,266,062

Household Durables 0.8%
Casio Computer Co. Ltd.(a)	36,200	506,836
Iida Group Holdings Co. Ltd.	21,000	422,577
Nikon Corp.(a)	50,000	746,713
Panasonic Corp.	332,500	3,325,518
Rinnai Corp.(a)	5,500	512,016
Sekisui Chemical Co. Ltd.	63,000	906,078
Sekisui House Ltd.	92,100	1,569,078
Sharp Corp.*(a)	227,000	301,063
Sony Corp.	189,900	6,291,500

		14,581,379

Household Products 0.1%
Unicharm Corp.(a)	62,200	1,613,937

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co. Ltd.	23,000	552,789

Industrial Conglomerates 0.2%
Keihan Holdings Co. Ltd.(a)	82,000	573,513
Seibu Holdings, Inc.(a)	26,000	429,212
Toshiba Corp.	609,000	2,030,042

		3,032,767

Insurance 0.6%
Dai-ichi Life Insurance Co. Ltd. (The)	161,900	2,221,189
Japan Post Holdings Co. Ltd.	71,200	895,072
MS&AD Insurance Group Holdings, Inc.	77,441	2,158,375
Sompo Holdings, Inc.	52,850	1,566,337
Sony Financial Holdings, Inc.	23,700	326,390
T&D Holdings, Inc.	83,600	943,100
Tokio Marine Holdings, Inc.	102,000	3,911,698

		12,022,161

Internet & Direct Marketing Retail 0.1%
Rakuten, Inc.	138,900	1,813,104
Start Today Co. Ltd.	26,700	459,418

		2,272,522

Internet Software & Services 0.1%
Kakaku.com, Inc.(a)	23,900	432,779
Mixi, Inc.(a)	7,300	264,485
Yahoo Japan Corp.	217,900	869,162

		1,566,426

IT Services 0.2%
Fujitsu Ltd.	283,000	1,523,001
Nomura Research Institute Ltd.	19,550	674,751
NTT Data Corp.	19,500	973,915
Obic Co. Ltd.	9,400	500,539
Otsuka Corp.	8,400	398,972

		4,071,178

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	31,300	958,033
Sankyo Co. Ltd.	6,700	228,901
Sega Sammy Holdings, Inc.	24,400	348,065
Shimano, Inc.	11,700	1,737,727
Yamaha Corp.	25,900	838,418

		4,111,144

Machinery 1.2%
Amada Holdings Co. Ltd.	49,100	510,753
FANUC Corp.	29,300	4,949,223
Hino Motors Ltd.(a)	35,300	377,152
Hitachi Construction Machinery Co. Ltd.	14,700	293,134
Hoshizaki Electric Co. Ltd.	7,600	693,544
IHI Corp.(a)	234,000	680,053
JTEKT Corp.	35,900	539,218
Kawasaki Heavy Industries Ltd.	225,000	697,100
Komatsu Ltd.	140,100	3,213,784
Kubota Corp.	158,500	2,398,979
Kurita Water Industries Ltd.	17,200	408,695
Makita Corp.(a)	16,100	1,147,122
Minebea Co. Ltd.(a)	43,000	406,679
Mitsubishi Heavy Industries Ltd.	492,000	2,058,089
Nabtesco Corp.	18,900	535,449
NGK Insulators Ltd.	39,000	810,442
NSK Ltd.	67,400	691,036
SMC Corp.	8,800	2,540,848
Sumitomo Heavy Industries Ltd.	77,000	380,455
THK Co. Ltd.(a)	20,800	409,141

		23,740,896

Marine 0.0%†
Mitsui OSK Lines Ltd.(a)	174,000	404,619
Nippon Yusen KK(a)	260,000	486,807

		891,426

Media 0.1%
Dentsu, Inc.	33,101	1,684,764
Hakuhodo DY Holdings, Inc.	33,400	391,452
Toho Co. Ltd.	15,600	518,191

		2,594,407

Metals & Mining 0.3%
Hitachi Metals Ltd.(a)	30,000	369,066
JFE Holdings, Inc.(a)	79,800	1,166,554
Kobe Steel Ltd.	45,300	410,868
Maruichi Steel Tube Ltd.(a)	9,000	311,204
Mitsubishi Materials Corp.	16,300	445,844
Nippon Steel & Sumitomo Metal Corp.(a)	121,044	2,483,871
Sumitomo Metal Mining Co. Ltd.	72,000	994,445

		6,181,852

Multiline Retail 0.2%
Don Quijote Holdings Co. Ltd.	18,200	667,672
Isetan Mitsukoshi Holdings Ltd.	53,960	531,309
J. Front Retailing Co. Ltd.	35,300	462,216
Marui Group Co. Ltd.(a)	31,200	412,146
Ryohin Keikaku Co. Ltd.	3,800	767,444
Takashimaya Co. Ltd.	47,000	385,915

		3,226,702

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co. Ltd.	12,300	254,661
Inpex Corp.(a)	140,900	1,281,129
JX Holdings, Inc.(a)	310,089	1,255,104
Showa Shell Sekiyu KK	24,400	226,825
TonenGeneral Sekiyu KK	49,000	496,905

		3,514,624

Paper & Forest Products 0.0%†
Oji Holdings Corp.	130,000	515,260

Personal Products 0.3%
Kao Corp.	75,300	4,257,314
Kose Corp.	4,300	440,307
Pola Orbis Holdings, Inc.(a)	3,400	304,357
Shiseido Co. Ltd.	58,400	1,546,765

		6,548,743

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Pharmaceuticals 1.4%
Astellas Pharma, Inc.	318,500	$4,974,670
Chugai Pharmaceutical Co. Ltd.	34,300	1,239,746
Daiichi Sankyo Co. Ltd.(a)	90,300	2,169,766
Eisai Co. Ltd.	38,200	2,389,163
Hisamitsu Pharmaceutical Co., Inc.	9,400	508,069
Kyowa Hakko Kirin Co. Ltd.	39,300	620,754
Mitsubishi Tanabe Pharma Corp.	35,400	758,212
Ono Pharmaceutical Co. Ltd.	62,000	1,731,068
Otsuka Holdings Co. Ltd.	59,000	2,689,378
Santen Pharmaceutical Co. Ltd.	56,400	832,824
Shionogi & Co. Ltd.	45,800	2,346,495
Sumitomo Dainippon Pharma Co. Ltd.(a)	26,100	505,523
Taisho Pharmaceutical Holdings Co. Ltd.(a)	5,200	532,959
Takeda Pharmaceutical Co. Ltd.	106,500	5,104,507

		26,403,134

Professional Services 0.1%
Recruit Holdings Co. Ltd.	42,300	1,725,552

Real Estate Management & Development 0.7%
Aeon Mall Co. Ltd.	20,530	324,269
Daito Trust Construction Co. Ltd.	10,400	1,663,372
Daiwa House Industry Co. Ltd.	84,800	2,327,309
Hulic Co. Ltd.	41,700	426,061
Mitsubishi Estate Co. Ltd.	189,000	3,546,882
Mitsui Fudosan Co. Ltd.	134,000	2,850,772
Nomura Real Estate Holdings, Inc.	21,000	354,971
NTT Urban Development Corp.	14,700	142,018
Sumitomo Realty & Development Co. Ltd.	54,000	1,399,724
Tokyo Tatemono Co. Ltd.	34,100	410,195
Tokyu Fudosan Holdings Corp.	76,400	415,472

		13,861,045

Road & Rail 1.0%
Central Japan Railway Co.	21,800	3,732,270
East Japan Railway Co.	49,776	4,492,984
Hankyu Hanshin Holdings, Inc.	35,800	1,234,345
Keikyu Corp.	70,000	730,414
Keio Corp.(a)	91,000	795,775
Keisei Electric Railway Co. Ltd.	20,000	500,047
Kintetsu Group Holdings Co. Ltd.	265,000	1,112,197
Nagoya Railroad Co. Ltd.(a)	146,000	794,480
Nippon Express Co. Ltd.	123,000	575,022
Odakyu Electric Railway Co. Ltd.(a)	46,000	1,024,288
Tobu Railway Co. Ltd.	153,000	779,391
Tokyu Corp.	155,000	1,182,390
West Japan Railway Co.	24,300	1,507,432

		18,461,035

Semiconductors & Semiconductor Equipment 0.2%
Rohm Co. Ltd.	14,200	748,489
Tokyo Electron Ltd.	24,200	2,138,892

		2,887,381

Software 0.3%
GungHo Online Entertainment, Inc.(a)	55,700	136,866
Konami Holdings Corp.	12,900	498,460
Nexon Co. Ltd.	27,000	424,132
Nintendo Co. Ltd.	17,000	4,551,796
Oracle Corp. Japan	5,200	293,788
Trend Micro, Inc.	18,100	631,422

		6,536,464

Specialty Retail 0.3%
ABC-Mart, Inc.	5,000	340,495
Fast Retailing Co. Ltd.	7,900	2,543,993
Hikari Tsushin, Inc.	3,400	315,726
Nitori Holdings Co. Ltd.	12,300	1,474,435
Shimamura Co. Ltd.	3,600	438,269
USS Co. Ltd.	34,700	587,280
Yamada Denki Co. Ltd.(a)	93,400	463,272

		6,163,470

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	32,000	562,611
Canon, Inc.	160,400	4,656,793
FUJIFILM Holdings Corp.	65,500	2,426,310
Konica Minolta, Inc.(a)	72,100	610,565
NEC Corp.	400,000	1,031,694
Ricoh Co. Ltd.(a)	105,300	952,904
Seiko Epson Corp.	43,700	841,461

		11,082,338

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	25,700	517,811

Tobacco 0.4%
Japan Tobacco, Inc.	165,700	6,782,967

Trading Companies & Distributors 0.8%
ITOCHU Corp.	224,200	2,822,581
Marubeni Corp.	252,200	1,295,576
Mitsubishi Corp.	227,400	5,183,826
Mitsui & Co. Ltd.(a)	261,900	3,629,643
Sumitomo Corp.(a)	179,500	2,009,439
Toyota Tsusho Corp.	31,400	729,727

		15,670,792

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co. Ltd.(a)	5,900	225,606
Kamigumi Co. Ltd.	34,000	296,615
Mitsubishi Logistics Corp.(a)	18,000	260,328

		782,549

Wireless Telecommunication Services 1.2%
KDDI Corp.	277,100	8,585,116
NTT DOCOMO, Inc.	210,400	5,344,794
SoftBank Group Corp.	145,100	9,403,729

		23,333,639

		447,998,077

JERSEY 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	14,351	1,438,316

JORDAN 0.0%†
Pharmaceuticals 0.0%†
Hikma Pharmaceuticals plc	21,517	562,061

LUXEMBOURG 0.3%
Energy Equipment & Services 0.1%
Tenaris SA	67,328	958,971

Media 0.1%
RTL Group SA	5,954	494,628
SES SA, FDR	54,829	1,346,320

		1,840,948

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
LUXEMBOURG (continued)
Metals & Mining 0.1%
ArcelorMittal*	280,446	$1,710,261

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	10,914	565,469

		5,075,649

MACAU 0.0%†
Hotels, Restaurants & Leisure 0.0%†
MGM China Holdings Ltd.	116,800	204,237
Wynn Macau Ltd.(a)	252,000	420,641

		624,878

MEXICO 0.1%
Metals & Mining 0.1%
Fresnillo plc	34,536	810,357

NETHERLANDS 4.1%
Banks 0.4%
ABN AMRO Group NV, CVA(c)	35,205	727,904
ING Groep NV	584,104	7,211,124

		7,939,028

Beverages 0.2%
Heineken Holding NV	15,450	1,237,788
Heineken NV	34,968	3,073,730

		4,311,518

Chemicals 0.2%
Akzo Nobel NV	37,170	2,514,176
Koninklijke DSM NV	26,946	1,819,810

		4,333,986

Construction & Engineering 0.0%†
Boskalis Westminster	13,999	498,235
OCI NV*(a)	16,804	247,657

		745,892

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV(a)	518,689	1,720,876

Food & Staples Retailing 0.2%
Koninklijke Ahold NV*	192,670	4,388,245

Industrial Conglomerates 0.2%
Koninklijke Philips NV	139,196	4,118,750

Insurance 0.1%
Aegon NV	276,212	1,053,590
NN Group NV	47,417	1,455,722

		2,509,312

Life Sciences Tools & Services 0.1%
QIAGEN NV*	32,927	907,903

Media 0.1%
Altice NV, Class A*(a)	58,877	1,054,460
Altice NV, Class B*	13,890	249,639

		1,304,099

Oil, Gas & Consumable Fuels 1.6%
Koninklijke Vopak NV	10,886	570,938
Royal Dutch Shell plc, Class A	643,476	16,008,341
Royal Dutch Shell plc, Class B	565,770	14,667,984

		31,247,263

Professional Services 0.2%
Randstad Holding NV	18,246	829,691
Wolters Kluwer NV	45,691	1,953,345

		2,783,036

Semiconductors & Semiconductor Equipment 0.6%
ASML Holding NV	55,218	6,051,392
NXP Semiconductors NV*	44,059	4,494,459

		10,545,851

Software 0.1%
Gemalto NV	12,689	812,974

		77,668,733

NEW ZEALAND 0.2%
Construction Materials 0.1%
Fletcher Building Ltd.	109,145	854,763

Diversified Telecommunication Services 0.0%†
Spark New Zealand Ltd.	279,183	734,503

Electric Utilities 0.0%†
Contact Energy Ltd.	104,327	382,915
Mercury NZ Ltd.	95,982	212,854

		595,769

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	52,015	365,123

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	172,016	326,097

Transportation Infrastructure 0.1%
Auckland International Airport Ltd.	154,162	826,281

		3,702,536

NORWAY 0.6%
Banks 0.1%
DNB ASA	144,944	1,905,543

Chemicals 0.1%
Yara International ASA	27,130	904,053

Diversified Telecommunication Services 0.1%
Telenor ASA	117,086	2,013,399

Food Products 0.1%
Marine Harvest ASA	57,312	1,028,067
Orkla ASA	124,189	1,286,009

		2,314,076

Insurance 0.0%†
Gjensidige Forsikring ASA	31,893	596,503

Media 0.0%†
Schibsted ASA, Class A	12,647	372,436
Schibsted ASA, Class B	13,258	355,730

		728,166

Metals & Mining 0.0%†
Norsk Hydro ASA	197,377	853,412

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	167,536	2,812,644

		12,127,796

PORTUGAL 0.1%
Electric Utilities 0.1%
EDP - Energias de Portugal SA	348,543	1,169,713

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	39,441	683,576

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS SA	57,667	787,841

		2,641,130

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SINGAPORE 1.2%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.(a)	254,900	$606,309

Airlines 0.1%
Singapore Airlines Ltd.	85,266	658,738

Banks 0.5%
DBS Group Holdings Ltd.	267,200	3,031,879
Oversea-Chinese Banking Corp. Ltd.	462,300	2,946,312
United Overseas Bank Ltd.(a)	194,700	2,701,227

		8,679,418

Capital Markets 0.0%†
Singapore Exchange Ltd.(a)	115,000	627,264

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	16,666	526,422

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,216,350	3,557,693

Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT	317,127	587,156
CapitaLand Commercial Trust(a)	336,800	393,903
CapitaLand Mall Trust	369,800	589,158
Suntec REIT	392,700	495,188

		2,065,405

Food Products 0.1%
Golden Agri-Resources Ltd.(a)	1,253,612	327,782
Wilmar International Ltd.(a)	273,294	648,851

		976,633

Hotels, Restaurants & Leisure 0.0%†
Genting Singapore plc(a)	997,396	551,179

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.(a)	221,300	880,779
Sembcorp Industries Ltd.	135,000	258,356

		1,139,135

Machinery 0.0%†
Sembcorp Marine Ltd.(a)	124,400	119,943

Media 0.0%†
Singapore Press Holdings Ltd.	208,000	582,939

Real Estate Management & Development 0.1%
CapitaLand Ltd.	381,597	900,862
City Developments Ltd.(a)	61,600	412,006
Global Logistic Properties Ltd.(a)	387,100	533,947
UOL Group Ltd.	82,400	340,593

		2,187,408

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	306,900	634,818

Wireless Telecommunication Services 0.0%†
StarHub Ltd.(a)	81,475	205,728

		23,119,032

SOUTH AFRICA 0.1%
Capital Markets 0.0%†
Investec plc	95,546	582,426

Health Care Providers & Services 0.0%†
Mediclinic International plc	59,525	713,799

Paper & Forest Products 0.1%
Mondi plc	55,763	1,171,580

		2,467,805

SPAIN 2.9%
Banks 1.0%
Banco Bilbao Vizcaya Argentaria SA	983,578	5,951,203
Banco de Sabadell SA	813,135	1,041,733
Banco Popular Espanol SA	500,209	619,091
Banco Santander SA	2,189,621	9,713,914
Bankia SA	721,581	592,110
Bankinter SA	102,841	731,720
CaixaBank SA	411,572	1,040,047

		19,689,818

Biotechnology 0.1%
Grifols SA	48,020	1,035,082

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	30,452	920,531
Ferrovial SA	72,477	1,543,236

		2,463,767

Diversified Telecommunication Services 0.4%
Telefonica SA	676,370	6,840,161

Electric Utilities 0.4%
Endesa SA	48,333	1,036,246
Iberdrola SA	814,074	5,535,219
Red Electrica Corp. SA	58,371	1,259,444

		7,830,909

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA(a)	103,532	641,117

Gas Utilities 0.1%
Enagas SA	26,793	805,995
Gas Natural SDG SA	52,112	1,071,322

		1,877,317

Insurance 0.0%†
Mapfre SA	190,679	533,486

IT Services 0.2%
Amadeus IT Group SA, Class A	66,833	3,335,833

Machinery 0.0%†
Zardoya Otis SA(a)	31,801	305,967

Oil, Gas & Consumable Fuels 0.1%
Repsol SA	170,209	2,312,160

Specialty Retail 0.3%
Industria de Diseno Textil SA	165,025	6,118,779

Transportation Infrastructure 0.2%
Abertis Infraestructuras SA	97,819	1,523,965
Aena SA (c)	10,117	1,493,370

		3,017,335

		56,001,731

SWEDEN 2.7%
Banks 0.7%
Nordea Bank AB	458,395	4,552,080
Skandinaviska Enskilda Banken AB, Class A	230,584	2,317,697
Svenska Handelsbanken AB, Class A	223,982	3,078,871
Swedbank AB, Class A	139,325	3,273,666

		13,222,314

Building Products 0.2%
Assa Abloy AB, Class B	149,005	3,025,943

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	49,050	821,441

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWEDEN (continued)
Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B	458,821	$3,312,818

Construction & Engineering 0.1%
Skanska AB, Class B	49,404	1,154,212

Diversified Financial Services 0.2%
Industrivarden AB, Class C	24,425	452,085
Investor AB, Class B	68,896	2,519,161
Kinnevik AB, Class B*	36,035	919,025

		3,890,271

Diversified Telecommunication Services 0.1%
Telia Co. AB	389,313	1,743,766

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	38,466	1,679,873

Food & Staples Retailing 0.0%†
ICA Gruppen AB	13,194	435,842

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B	29,910	579,835

Household Durables 0.1%
Electrolux AB Series B	37,400	936,750
Husqvarna AB, Class B(a)	66,299	578,630

		1,515,380

Household Products 0.1%
Svenska Cellulosa AB SCA, Class B	91,786	2,724,290

Machinery 0.6%
Alfa Laval AB	42,275	662,782
Atlas Copco AB, Class A(a)	101,456	3,054,286
Atlas Copco AB, Class B(a)	59,704	1,631,410
Sandvik AB(a)	163,894	1,803,440
SKF AB, Class B	59,478	1,027,147
Volvo AB, Class B	235,692	2,691,101

		10,870,166

Metals & Mining 0.0%†
Boliden AB	42,697	1,003,578

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	25,913	474,310

Specialty Retail 0.2%
Hennes & Mauritz AB, Class B	142,873	4,032,680

Tobacco 0.1%
Swedish Match AB	28,399	1,042,009

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	52,911	456,732

		51,985,460

SWITZERLAND 9.3%
Beverages 0.0%†
Coca-Cola HBC AG	28,376	659,219

Biotechnology 0.1%
Actelion Ltd. REG*	15,256	2,647,435

Building Products 0.1%
Geberit AG REG	5,847	2,562,977

Capital Markets 0.7%
Credit Suisse Group AG REG*	278,589	3,661,393
Julius Baer Group Ltd.*	34,592	1,410,038
Partners Group Holding AG	2,661	1,344,432
UBS Group AG REG	552,306	7,544,754

		13,960,617

Chemicals 0.6%
EMS-Chemie Holding AG REG	1,189	639,095
Givaudan SA REG	1,397	2,848,091
Sika AG	336	1,637,026
Syngenta AG REG	13,938	6,104,043

		11,228,255

Construction Materials 0.2%
LafargeHolcim Ltd. REG*	69,789	3,780,128

Diversified Financial Services 0.0%†
Pargesa Holding SA (Bearer)	5,247	359,498

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,886	1,848,453

Electrical Equipment 0.4%
ABB Ltd. REG*	299,181	6,742,933

Food Products 2.1%
Aryzta AG*	11,514	512,163
Barry Callebaut AG REG*	306	407,244
Chocoladefabriken Lindt & Spruengli AG	150	867,475
Chocoladefabriken Lindt & Spruengli AG REG	15	1,023,752
Nestle SA REG	481,620	38,030,680

		40,841,314

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG	8,322	1,180,028

Insurance 0.7%
Baloise Holding AG REG	7,905	957,153
Swiss Life Holding AG REG*	4,952	1,284,166
Swiss Re AG	51,011	4,607,234
Zurich Insurance Group AG*	22,551	5,815,769

		12,664,322

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*(a)	8,220	1,573,299

Machinery 0.1%
Schindler Holding AG REG	2,819	533,941
Schindler Holding AG - Participation Certificate	6,669	1,252,322

		1,786,263

Marine 0.1%
Kuehne + Nagel International AG REG	8,311	1,207,807

Metals & Mining 0.3%
Glencore plc	1,841,567	5,042,533

Pharmaceuticals 2.8%
Galenica AG REG	597	634,864
Novartis AG REG	336,978	26,594,414
Roche Holding AG	106,125	26,371,915

		53,601,193

Professional Services 0.2%
Adecco Group AG REG	25,407	1,432,083
SGS SA REG	829	1,857,603

		3,289,686

Real Estate Management & Development 0.1%
Swiss Prime Site AG REG	9,756	856,767

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV	101,439	829,046

Specialty Retail 0.1%
Dufry AG REG*	7,142	895,399

Textiles, Apparel & Luxury Goods 0.3%
Cie Financiere Richemont SA REG	78,358	4,778,865

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
Textiles, Apparel & Luxury Goods (continued)
Swatch Group AG (The)(a)	4,624	$1,310,845
Swatch Group AG (The) REG	7,758	431,960

		6,521,670

Trading Companies & Distributors 0.1%
Wolseley plc	38,674	2,175,124

		176,253,966

UNITED KINGDOM 16.2%
Aerospace & Defense 0.4%
BAE Systems plc	476,150	3,234,616
Cobham plc	242,130	526,755
Meggitt plc	115,356	673,299
Rolls-Royce Holdings plc	278,850	2,601,587

		7,036,257

Air Freight & Logistics 0.0%†
Royal Mail plc	136,869	868,519

Airlines 0.1%
easyJet plc	24,153	314,931
International Consolidated Airlines Group SA	126,427	655,974

		970,905

Auto Components 0.1%
GKN plc	258,625	1,073,168

Automobiles 0.0%†
Fiat Chrysler Automobiles NV(a)	137,308	872,757

Banks 2.1%
Barclays plc	2,567,166	5,565,672
HSBC Holdings plc	3,006,150	22,596,535
Lloyds Banking Group plc	9,722,555	6,869,139
Royal Bank of Scotland Group plc*	519,907	1,203,621
Standard Chartered plc	498,356	4,055,501

		40,290,468

Beverages 1.1%
Coca-Cola European Partners plc	32,416	1,290,811
Diageo plc	381,389	10,924,346
SABMiller plc	147,723	8,604,789

		20,819,946

Capital Markets 0.3%
3i Group plc	139,285	1,174,370
Aberdeen Asset Management plc	134,455	567,514
Hargreaves Lansdown plc	39,671	653,233
ICAP plc	80,385	484,103
London Stock Exchange Group plc	47,513	1,721,750
Schroders plc	20,990	732,998

		5,333,968

Chemicals 0.1%
Croda International plc	19,083	861,106
Johnson Matthey plc	28,643	1,221,746

		2,082,852

Commercial Services & Supplies 0.1%
Aggreko plc	41,244	508,477
Babcock International Group plc	38,889	520,646
G4S plc	226,531	667,978

		1,697,101

Consumer Finance 0.0%†
Provident Financial plc	22,171	870,551

Diversified Telecommunication Services 0.4%
BT Group plc	1,273,929	6,409,546
Inmarsat plc	72,335	659,426

		7,068,972

Electric Utilities 0.2%
SSE plc	150,237	3,050,670

Energy Equipment & Services 0.0%†
Petrofac Ltd.	36,660	424,324

Equity Real Estate Investment Trusts (REITs) 0.3%
British Land Co. plc (The)	147,728	1,210,030
Hammerson plc	114,740	873,259
Intu Properties plc	137,828	528,420
Land Securities Group plc	116,573	1,597,487
Segro plc	116,573	684,875

		4,894,071

Food & Staples Retailing 0.2%
J Sainsbury plc	211,282	672,947
Tesco plc*	1,236,309	2,928,140
Wm Morrison Supermarkets plc(a)	338,824	956,720

		4,557,807

Food Products 0.1%
Associated British Foods plc	53,578	1,805,300
Tate & Lyle plc	70,114	680,579

		2,485,879

Health Care Equipment & Supplies 0.1%
Smith & Nephew plc	136,339	2,198,928

Hotels, Restaurants & Leisure 0.4%
Compass Group plc	247,685	4,796,829
InterContinental Hotels Group plc	28,280	1,165,562
Merlin Entertainments plc (c)	113,594	646,659
Whitbread plc	27,464	1,393,862
William Hill plc	131,554	518,981

		8,521,893

Household Durables 0.2%
Barratt Developments plc	147,753	945,920
Berkeley Group Holdings plc	19,317	645,453
Persimmon plc	45,613	1,072,480
Taylor Wimpey plc	482,860	963,102

		3,626,955

Household Products 0.5%
Reckitt Benckiser Group plc	96,606	9,094,964

Industrial Conglomerates 0.1%
DCC plc	13,262	1,204,940
Smiths Group plc	62,259	1,181,825

		2,386,765

Insurance 1.1%
Admiral Group plc	32,188	854,304
Aviva plc	608,688	3,473,221
Direct Line Insurance Group plc	210,395	993,850
Legal & General Group plc	898,547	2,546,504
Old Mutual plc	756,337	1,982,534
Prudential plc	388,638	6,889,254
RSA Insurance Group plc	154,943	1,094,300
St James’s Place plc	80,368	986,523
Standard Life plc	294,055	1,309,975

		20,130,465

Internet Software & Services 0.0%†
Auto Trader Group plc(c)	142,544	749,350

IT Services 0.0%†
Worldpay Group plc(c)	211,657	811,542

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Machinery 0.1%
CNH Industrial NV	155,207	$1,111,354
IMI plc	38,491	535,685
Weir Group plc (The)	34,959	769,981

		2,417,020

Media 0.5%
ITV plc	542,061	1,314,890
Pearson plc	122,697	1,199,444
Sky plc	156,152	1,809,819
WPP plc	195,001	4,583,622

		8,907,775

Metals & Mining 0.6%
Anglo American plc*	208,610	2,601,534
Rio Tinto Ltd.	64,133	2,551,243
Rio Tinto plc	191,511	6,365,103

		11,517,880

Multiline Retail 0.1%
Marks & Spencer Group plc	247,437	1,061,535
Next plc	21,640	1,339,496

		2,401,031

Multi-Utilities 0.6%
Centrica plc	816,598	2,414,487
National Grid plc	576,316	8,139,214

		10,553,701

Oil, Gas & Consumable Fuels 0.9%
BP plc	2,802,907	16,337,412

Personal Products 1.1%
Unilever NV, CVA	246,714	11,366,915
Unilever plc	195,104	9,232,342

		20,599,257

Pharmaceuticals 1.5%
AstraZeneca plc	191,413	12,394,350
GlaxoSmithKline plc	738,029	15,718,945

		28,113,295

Professional Services 0.4%
Capita plc	100,808	873,270
Intertek Group plc	25,249	1,139,838
RELX NV	152,943	2,735,660
RELX plc	168,084	3,187,459

		7,936,227

Software 0.1%
Sage Group plc (The)	165,677	1,582,986

Specialty Retail 0.1%
Dixons Carphone plc	152,035	726,189
Kingfisher plc	341,654	1,666,951

		2,393,140

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc	67,310	1,201,099

Tobacco 1.3%
British American Tobacco plc	281,600	17,959,342
Imperial Brands plc	145,399	7,483,780

		25,443,122

Trading Companies & Distributors 0.2%
Ashtead Group plc	76,168	1,251,770
Bunzl plc	50,438	1,487,338
Travis Perkins plc	38,663	771,160

		3,510,268

Water Utilities 0.1%
Severn Trent plc	34,668	1,124,903
United Utilities Group plc	100,540	1,305,889

		2,430,792

Wireless Telecommunication Services 0.6%
Vodafone Group plc	4,013,838	11,511,391

		308,775,473

UNITED STATES 0.6%
Biotechnology 0.5%
Shire plc	135,666	8,772,597

Hotels, Restaurants & Leisure 0.1%
Carnival plc	28,121	1,372,004

Pharmaceuticals 0.0%†
Taro Pharmaceutical Industries Ltd.*(a)	2,277	251,631

Software 0.0%†
Mobileye NV*	26,274	1,118,484

		11,514,716

Total Common Stocks (cost $1,688,374,817)		1,861,241,903

Preferred Stocks 0.6%

	Shares	Market Value
GERMANY 0.6%
Auto Components 0.0%†
Schaeffler AG (Preference)	24,868	393,816

Automobiles 0.3%
Bayerische Motoren Werke AG (Preference)	8,186	604,162
Porsche Automobil Holding SE (Preference)	23,277	1,190,685
Volkswagen AG	27,909	3,676,520

		5,471,367

Chemicals 0.1%
Fuchs Petrolub SE - Preference Shares	11,312	516,466

Household Products 0.2%
Henkel AG & Co. KGaA	26,633	3,624,780

Total Preferred Stocks (cost $8,892,062)		10,006,429

Securities Lending Reinvestments 3.2%

	Principal Amount	Market Value
Repurchase Agreements 3.2%
Bank of America NA, 0.50%, dated 09/30/16, due 10/03/16, repurchase price $13,000,542, collateralized by a U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $13,260,000.(d)	$13,000,000	13,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Securities Lending Reinvestments (continued)

	Principal Amount	Market Value
Repurchase Agreements (continued)
BNP Paribas Securities Corp., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $6,000,250, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 02/23/17 - 08/20/46; total market value $6,120,003.(d)	$6,000,000	$6,000,000
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $10,913,418, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $11,131,223.(d)	10,912,963	10,912,963
Natixis New York Branch, 0.70%, dated 09/30/16, due 10/03/16, repurchase price $2,000,117, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.13%, maturing 02/28/17 - 03/16/50; total market value $2,040,119.(d)	2,000,000	2,000,000
Nomura Securities International, Inc., 0.52%, dated 09/30/16, due 10/03/16, repurchase price $10,000,433, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 6.50%, maturing 05/01/18 - 05/01/47; total market value $10,200,000.(d)	10,000,000	10,000,000
RBS Securities, Inc., 0.32%, dated 09/21/16, due 10/05/16, repurchase price $20,002,489, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 1.75%, maturing 03/31/18 - 05/15/23; total market value $20,400,783.(d)(e)	20,000,000	20,000,000

Total Securities Lending Reinvestments (cost $61,912,963)		61,912,963

Total Investments (cost $1,759,179,842) (f) — 101.4%		1,933,161,295
Liabilities in excess of other assets — (1.4)%		(26,033,663)

NET ASSETS — 100.0%		$1,907,127,632

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $59,768,634, which was collateralized by repurchase agreements with a value of $61,912,963 and $817,556 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.88%, and maturity dates ranging from 10/31/16 – 11/15/45, a total market value of $62,730,519.
(b)	Fair valued security.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2016 was $7,279,724 which represents 0.38% of net assets.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $61,912,963.
(e)	Illiquid security.
(f)	At September 30, 2016, the tax basis cost of the Fund’s investments was $1,824,838,088, tax unrealized appreciation and depreciation were $320,905,716 and $(212,582,509), respectively.
†	Amount rounds to less than 0.1%.PO Asset Types

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Index Fund (Continued)

AB	Stock Company
Abp	Public Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
FDR	Fiduciary Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NA	National Association
NV	Public Traded Company
OYJ	Public Traded Company
plc	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
RNC	Non-voting Shares
SA	Stock Company
SCA	Limited partnership with share capital
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

At September 30, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
232	DJ Euro Stoxx 50	12/16/16	$7,802,879	$31,335
63	FTSE 100 Index	12/16/16	5,599,659	141,150
68	SGX Nikkei 225 Index	12/08/16	5,488,684	(114,310)
27	SPI 200 Index	12/15/16	2,797,967	82,338

			$21,689,189	$140,513

At September 30, 2016 the fund had $1,392,068 segregated in foreign currency as collateral with the broker for open futures contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$19,303,198	$—	$19,303,198
Air Freight & Logistics	—	7,133,990	—	7,133,990
Airlines	248,724	3,518,540	—	3,767,264
Auto Components	—	24,346,842	—	24,346,842
Automobiles	—	63,507,983	—	63,507,983
Banks	7,211,124	199,995,576	—	207,206,700
Beverages	—	54,131,980	—	54,131,980
Biotechnology	—	19,680,583	—	19,680,583
Building Products	—	14,615,742	—	14,615,742
Capital Markets	—	39,854,670	—	39,854,670
Chemicals	—	70,827,902	—	70,827,902
Commercial Services & Supplies	—	12,173,707	—	12,173,707
Communications Equipment	—	8,343,708	—	8,343,708
Construction & Engineering	—	17,106,624	—	17,106,624
Construction Materials	—	13,327,906	—	13,327,906
Consumer Finance	—	1,753,840	—	1,753,840
Containers & Packaging	—	2,500,186	—	2,500,186
Distributors	—	526,422	—	526,422
Diversified Consumer Services	—	291,171	—	291,171
Diversified Financial Services	—	12,847,082	—	12,847,082
Diversified Telecommunication Services	—	57,388,364	—	57,388,364
Electric Utilities	—	32,791,886	—	32,791,886
Electrical Equipment	—	27,184,353	—	27,184,353
Electronic Equipment, Instruments & Components	—	23,480,539	—	23,480,539
Energy Equipment & Services	—	2,819,204	—	2,819,204
Equity Real Estate Investment Trusts (REITs)	—	36,159,856	—	36,159,856
Food & Staples Retailing	—	33,359,953	—	33,359,953
Food Products	1,023,752	63,158,704	—	64,182,456

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Gas Utilities	$—	$10,542,765	$—	$10,542,765
Health Care Equipment & Supplies	—	18,692,253	—	18,692,253
Health Care Providers & Services	—	13,716,926	—	13,716,926
Health Care Technology	—	996,107	—	996,107
Hotels, Restaurants & Leisure	459,216	25,227,466	—	25,686,682
Household Durables	—	20,515,007	—	20,515,007
Household Products	—	15,231,221	—	15,231,221
Independent Power and Renewable Electricity Producers	—	878,886	—	878,886
Industrial Conglomerates	2,236,260	29,904,652	—	32,140,912
Insurance	—	96,873,520	—	96,873,520
Internet & Direct Marketing Retail	—	2,819,649	—	2,819,649
Internet Software & Services	—	3,141,818	—	3,141,818
IT Services	—	12,582,852	—	12,582,852
Leisure Products	—	4,111,144	—	4,111,144
Life Sciences Tools & Services	—	2,481,202	—	2,481,202
Machinery	—	46,772,151	—	46,772,151
Marine	—	4,346,013	—	4,346,013
Media	—	22,070,764	—	22,070,764
Metals & Mining	—	49,039,709	—	49,039,709
Multiline Retail	—	5,936,191	—	5,936,191
Multi-Utilities	—	21,967,564	—	21,967,564
Oil, Gas & Consumable Fuels	—	87,090,956	—	87,090,956
Paper & Forest Products	—	4,166,590	—	4,166,590
Personal Products	—	35,796,073	—	35,796,073
Pharmaceuticals	251,631	156,990,215	—	157,241,846
Professional Services	—	20,114,446	—	20,114,446
Real Estate Management & Development	1,221,066	37,032,167	—	38,253,233
Road & Rail	—	22,973,275	—	22,973,275
Semiconductors & Semiconductor Equipment	4,494,459	13,096,446	—	17,590,905
Software	2,643,598	24,993,590	—	27,637,188
Specialty Retail	—	19,603,468	—	19,603,468
Technology Hardware, Storage & Peripherals	—	11,082,338	—	11,082,338
Textiles, Apparel & Luxury Goods	—	30,624,605	—	30,624,605
Tobacco	—	33,268,098	—	33,268,098
Trading Companies & Distributors	981,918	23,485,884	—	24,467,802
Transportation Infrastructure	62,393	11,607,489	—	11,669,882
Water Utilities	—	2,430,792	—	2,430,792
Wireless Telecommunication Services	—	36,072,959	—	36,072,959

Total Common Stocks	$20,834,141	$1,840,407,762	$—	$1,861,241,903

Futures Contracts	254,823	—	—	254,823
Preferred Stocks	—	10,006,429	—	10,006,429
Right	—	—	—	—
Securities Lending Reinvestments	—	61,912,963	—	61,912,963

Total Assets	$21,088,964	$1,912,327,154	$—	$1,933,416,118

Liabilities:
Futures Contracts	$(114,310)	$—	$—	$(114,310)

Total Liabilities	$(114,310)	$—	$—	$(114,310)

Total	$20,974,654	$1,912,327,154	$—	$1,933,301,808

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2016, the Fund held two common stock investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT International Index Fund (Continued)

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Assets:	Statement of Assets & Liabilities	Fair Value

Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$254,823

Total		$254,823

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(114,310)

Total		$(114,310)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Investor Destinations Conservative Fund

Investment Companies 76.0%

	Shares	Market Value
Equity Funds 20.0%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	2,396,547	$33,000,451
NVIT International Index Fund, Class Y(a)	4,659,649	41,470,875
NVIT Mid Cap Index Fund, Class Y(a)	1,082,307	24,730,715
NVIT S&P 500 Index Fund, Class Y(a)	3,922,260	57,971,004
NVIT Small Cap Index Fund, Class Y(a)	713,707	8,300,414

Total Equity Funds (cost $156,232,862)		165,473,459

Fixed Income Funds 56.0%
Nationwide Core Plus Bond Fund, Institutional Class(a)	7,899,205	82,546,689
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	3,311,864	32,986,161
NVIT Bond Index Fund, Class Y(a)	23,375,387	255,492,985
NVIT Short Term Bond Fund, Class Y(a)	8,625,578	90,568,564

Total Fixed Income Funds (cost $456,775,930)		461,594,399

Total Investment Companies (cost $613,008,792)		627,067,858

Fixed Contract 24.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.10%(a)(b)(c)	$197,736,511	197,736,511

Total Fixed Contract (cost $197,736,511)		197,736,511

Total Investments (cost $810,745,303) (d) — 100.0%		824,804,369
Liabilities in excess of other assets — 0.0%†		(403,245)

NET ASSETS — 100.0%		$824,401,124

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2016, the tax basis cost of the Fund’s investments was $811,015,304, tax unrealized appreciation and depreciation were $14,458,862 and $(669,797), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Investor Destinations Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$197,736,511	$197,736,511
Investment Companies	627,067,858	—	—	627,067,858

Total	$627,067,858	$—	$197,736,511	$824,804,369

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Investor Destinations Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/15	$180,573,780	$180,573,780
Purchases	23,270,290	23,270,290
Sales	(6,107,559)	(6,107,559)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/16	$197,736,511	$197,736,511

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.10% - 3.25%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Investment Companies 98.1%

	Shares	Market Value
Equity Funds 90.1%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	403,682	$5,558,698
NVIT International Index Fund, Class Y(a)	9,070,435	80,726,873
NVIT Mid Cap Index Fund, Class Y(a)	1,583,387	36,180,389
NVIT S&P 500 Index Fund, Class Y(a)	6,592,138	97,431,804
NVIT Small Cap Index Fund, Class Y(a)	2,641,540	30,721,105

Total Equity Funds (cost $203,132,706)		250,618,869

Fixed Income Funds 8.0%
Nationwide Core Plus Bond Fund, Institutional Class(a)	1,067,302	11,153,304
NVIT Bond Index Fund, Class Y(a)	1,017,657	11,122,992

Total Fixed Income Funds (cost $21,757,242)		22,276,296

Total Investment Companies (cost $224,889,948)		272,895,165

Fixed Contract 2.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.10%(a)(b)(c)	$5,553,757	5,553,757

Total Fixed Contract (cost $5,553,757)		5,553,757

Total Investments (cost $230,443,705) (d) — 100.1%		278,448,922
Liabilities in excess of other assets — (0.1)%		(158,859)

NET ASSETS — 100.0%		$278,290,063

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2016, the tax basis cost of the Fund’s investments was $240,478,880, tax unrealized appreciation and depreciation were $37,970,042 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Investor Destinations Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$5,553,757	$5,553,757
Investment Companies	272,895,165	—	—	272,895,165

Total	$272,895,165	$—	$5,553,757	$278,448,922

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/15	$—	$—
Purchases	5,728,172	5,728,172
Sales	(174,415)	(174,415)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/16	$5,553,757	$5,553,757

Amounts designated as “—” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Investor Destinations Aggressive Fund (Continued)

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.10% - 3.25%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Investor Destinations Balanced Fund

Investment Companies 86.0%

	Shares	Market Value
Equity Funds 50.2%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	6,664,469	$91,769,743
NVIT International Index Fund, Class Y(a)	26,009,470	231,484,286
NVIT Mid Cap Index Fund, Class Y(a)	5,383,393	123,010,536
NVIT S&P 500 Index Fund, Class Y(a)	18,719,702	276,677,200
NVIT Small Cap Index Fund, Class Y(a)	4,085,130	47,510,068

Total Equity Funds (cost $673,112,136)		770,451,833

Fixed Income Funds 35.8%
Nationwide Core Plus Bond Fund, Institutional Class(a)	11,669,422	121,945,458
NVIT Bond Index Fund, Class Y(a)	32,168,308	351,599,604
NVIT Short Term Bond Fund, Class Y(a)	7,214,653	75,753,855

Total Fixed Income Funds (cost $543,497,022)		549,298,917

Total Investment Companies (cost $1,216,609,158)		1,319,750,750

Fixed Contract 14.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.10%(a)(b)(c)	$213,838,934	213,838,934

Total Fixed Contract (cost $213,838,934)		213,838,934

Total Investments (cost $1,430,448,092) (d) — 100.0%		1,533,589,684
Liabilities in excess of other assets — 0.0%†		(719,875)

NET ASSETS — 100.0%		$1,532,869,809

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2016, the tax basis cost of the Fund’s investments was $1,430,810,534, tax unrealized appreciation and depreciation were $102,972,612 and $(193,462), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Investor Destinations Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$213,838,934	$213,838,934
Investment Companies	1,319,750,750	—	—	1,319,750,750

Total	$1,319,750,750	$—	$213,838,934	$1,533,589,684

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Investor Destinations Balanced Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/15	$164,962,954	$164,962,954
Purchases	49,353,253	49,353,253
Sales	(477,273)	(477,273)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/16	$213,838,934	$213,838,934

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.10% - 3.25%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Investment Companies 95.0%

	Shares	Market Value
Equity Funds 70.2%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	4,425,444	$60,938,364
NVIT International Index Fund, Class Y(a)	35,551,001	316,403,905
NVIT Mid Cap Index Fund, Class Y(a)	7,257,428	165,832,223
NVIT S&P 500 Index Fund, Class Y(a)	29,583,044	437,237,383
NVIT Small Cap Index Fund, Class Y(a)	6,530,338	75,947,834

Total Equity Funds (cost $849,320,195)		1,056,359,709

Fixed Income Funds 24.8%
Nationwide Core Plus Bond Fund, Institutional Class(a)	7,228,834	75,541,319
NVIT Bond Index Fund, Class Y(a)	23,154,330	253,076,830
NVIT Short Term Bond Fund, Class Y(a)	4,325,508	45,417,836

Total Fixed Income Funds (cost $370,374,008)		374,035,985

Total Investment Companies (cost $1,219,694,203)		1,430,395,694

Fixed Contract 5.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.10%(a)(b)(c)	$75,215,757	75,215,757

Total Fixed Contract (cost $75,215,757)		75,215,757

Total Investments (cost $1,294,909,960) (d) — 100.0%		1,505,611,451
Liabilities in excess of other assets — 0.0%†		(715,785)

NET ASSETS — 100.0%		$1,504,895,666

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2016, the tax basis cost of the Fund’s investments was $1,295,232,638, tax unrealized appreciation and depreciation were $210,536,973 and $(158,160), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$75,215,757	$75,215,757
Investment Companies	1,430,395,694	—	—	1,430,395,694

Total	$1,430,395,694	$—	$75,215,757	$1,505,611,451

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/15	$75,291,830	$75,291,830
Purchases	2,478,018	2,478,018
Sales	(2,554,091)	(2,554,091)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/16	$75,215,757	$75,215,757

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.10% - 3.25%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

Investment Companies 80.5%

	Shares	Market Value
Equity Funds 47.0%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	1,659,987	$22,858,025
NVIT International Index Fund, Class Y(a)	6,256,041	55,678,766
NVIT Mid Cap Index Fund, Class Y(a)	1,358,425	31,040,013
NVIT S&P 500 Index Fund, Class Y(a)	4,641,138	68,596,016
NVIT Small Cap Index Fund, Class Y(a)	1,044,081	12,142,664

Total Equity Funds (cost $193,346,030)		190,315,484

Fixed Income Funds 33.5%
Nationwide Core Plus Bond Fund, Institutional Class(a)	2,909,135	30,400,462
NVIT Bond Index Fund, Class Y(a)	7,926,722	86,639,071
NVIT Short Term Bond Fund, Class Y(a)	1,778,455	18,673,783

Total Fixed Income Funds (cost $133,583,476)		135,713,316

Total Investment Companies (cost $326,929,506)		326,028,800

Fixed Contract 12.9%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.10%(a)(b)(c)	$52,073,166	52,073,166

Total Fixed Contract (cost $52,073,166)		52,073,166

Total Investments (cost $379,002,672) (d) — 93.4%		378,101,966
Other assets in excess of liabilities — 6.6%		26,675,118

NET ASSETS — 100.0%		$404,777,084

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2016, the tax basis cost of the Fund’s investments was $379,203,377, tax unrealized appreciation and depreciation were $6,452,971 and $(7,554,382), respectively.

At September 30, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
119	Mini MSCI EAFE	12/16/16	$10,154,865	$(70,954)
26	Russell 2000 Mini Future	12/16/16	3,245,580	(6,098)
188	S&P 500 E-Mini	12/16/16	20,307,760	(76,239)
45	S&P MID 400 E-Mini	12/16/16	6,973,200	(70,403)

			$40,681,405	$(223,694)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund (Continued)

At September 30, 2016, the Fund has $1,956,020 segregated as collateral with the broker for open futures contracts.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$52,073,166	$52,073,166
Investment Companies	326,028,800	—	—	326,028,800

Total Assets	$326,028,800	$—	$52,073,166	$378,101,966

Liabilities:
Futures Contracts	$(223,694)	$—	$—	$(223,694)

Total Liabilities	$(223,694)	$—	$—	$(223,694)

Total	$325,805,106	$—	$52,073,166	$377,878,272

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/15	$43,369,293	$43,369,293
Purchases	9,392,791	9,392,791
Sales	(688,918)	(688,918)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/16	$52,073,166	$52,073,166

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund (Continued)

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.10% - 3.25%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(223,694)

Total		$(223,694)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Investment Companies 85.7%

	Shares	Market Value
Equity Funds 56.1%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	2,900,567	$39,940,809
NVIT International Index Fund, Class Y(a)	14,902,531	132,632,526
NVIT Mid Cap Index Fund, Class Y(a)	3,207,445	73,290,121
NVIT S&P 500 Index Fund, Class Y(a)	13,543,335	200,170,496
NVIT Small Cap Index Fund, Class Y(a)	2,920,916	33,970,248

Total Equity Funds (cost $484,188,518)		480,004,200

Fixed Income Funds 29.6%
Nationwide Core Plus Bond Fund, Institutional Class(a)	5,349,473	55,901,997
NVIT Bond Index Fund, Class Y(a)	15,907,591	173,869,969
NVIT Short Term Bond Fund, Class Y(a)	2,240,799	23,528,391

Total Fixed Income Funds (cost $248,611,101)		253,300,357

Total Investment Companies (cost $732,799,619)		733,304,557

Fixed Contract 7.3%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.10%(a)(b)(c)	$62,529,731	62,529,731

Total Fixed Contract (cost $62,529,731)		62,529,731

Total Investments (cost $795,329,350) (d) — 93.0%		795,834,288
Other assets in excess of liabilities — 7.0%		60,182,986

NET ASSETS — 100.0%		$856,017,274

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2016, the tax basis cost of the Fund’s investments was $795,518,358, tax unrealized appreciation and depreciation were $17,129,148 and $(16,813,218), respectively.

At September 30, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
495	Mini MSCI EAFE	12/16/16	$42,240,825	$(337,400)
117	Russell 2000 Mini Future	12/16/16	14,605,110	(50,048)
734	S&P 500 E-Mini	12/16/16	79,286,680	(355,967)
168	S&P MID 400 E-Mini	12/16/16	26,033,280	(279,992)

			$162,165,895	$(1,023,407)

At September 30, 2016, the Fund has $7,825,290 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$62,529,731	$62,529,731
Investment Companies	733,304,557	—	—	733,304,557

Total Assets	$733,304,557	$—	$62,529,731	$795,834,288

Liabilities:
Futures Contracts	$(1,023,407)	$—	$—	$(1,023,407)

Total Liabilities	$(1,023,407)	$—	$—	$(1,023,407)

Total	$732,281,150	$—	$62,529,731	$794,810,881

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/15	$57,546,649	$57,546,649
Purchases	9,248,199	9,248,199
Sales	(4,265,117)	(4,265,117)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/16	$62,529,731	$62,529,731

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.10% - 3.25%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Funds assets. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(1,023,407)

Total		$(1,023,407)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Investor Destinations Moderate Fund

Investment Companies 92.0%

	Shares	Market Value
Equity Funds 60.1%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	10,332,337	$142,276,282
NVIT International Index Fund, Class Y(a)	54,012,866	480,714,504
NVIT Mid Cap Index Fund, Class Y(a)	11,144,772	254,658,032
NVIT S&P 500 Index Fund, Class Y(a)	47,938,927	708,537,344
NVIT Small Cap Index Fund, Class Y(a)	9,799,495	113,968,125

Total Equity Funds (cost $1,223,821,121)		1,700,154,287

Fixed Income Funds 31.9%
Nationwide Core Plus Bond Fund, Institutional Class(a)	18,969,495	198,231,223
NVIT Bond Index Fund, Class Y(a)	56,805,553	620,884,691
NVIT Short Term Bond Fund, Class Y(a)	8,092,724	84,973,602

Total Fixed Income Funds (cost $886,951,856)		904,089,516

Total Investment Companies (cost $2,110,772,977)		2,604,243,803

Fixed Contract 8.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.10%(a)(b)(c)	$225,246,372	225,246,372

Total Fixed Contract (cost $225,246,372)		225,246,372

Total Investments (cost $2,336,019,349) (d) — 100.0%		2,829,490,175
Liabilities in excess of other assets — 0.0%†		(1,318,921)

NET ASSETS — 100.0%		$2,828,171,254

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2016, the tax basis cost of the Fund’s investments was $2,370,106,524, tax unrealized appreciation and depreciation were $459,383,652 and $(1), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Investor Destinations Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$225,246,372	$225,246,372
Investment Companies	2,604,243,803	—	—	2,604,243,803

Total	$2,604,243,803	$—	$225,246,372	$2,829,490,175

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Investor Destinations Moderate Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/15	$233,382,701	$233,382,701
Purchases	7,886,886	7,886,886
Sales	(16,023,215)	(16,023,215)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/16	$225,246,372	$225,246,372

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.10% - 3.25%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Investment Companies 97.0%

	Shares	Market Value
Equity Funds 80.1%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	3,504,704	$48,259,769
NVIT International Index Fund, Class Y(a)	35,036,468	311,824,562
NVIT Mid Cap Index Fund, Class Y(a)	6,294,878	143,837,952
NVIT S&P 500 Index Fund, Class Y(a)	25,216,118	372,694,227
NVIT Small Cap Index Fund, Class Y(a)	7,246,042	84,271,466

Total Equity Funds (cost $722,761,087)		960,887,976

Fixed Income Funds 16.9%
Nationwide Core Plus Bond Fund, Institutional Class(a)	5,730,616	59,884,942
NVIT Bond Index Fund, Class Y(a)	13,088,056	143,052,455

Total Fixed Income Funds (cost $200,190,826)		202,937,397

Total Investment Companies (cost $922,951,913)		1,163,825,373

Fixed Contract 3.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.10%(a)(b)(c)	$35,965,812	35,965,812

Total Fixed Contract (cost $35,965,812)		35,965,812

Total Investments (cost $958,917,725) (d) — 100.0%		1,199,791,185
Liabilities in excess of other assets — 0.0%†		(598,083)

NET ASSETS — 100.0%		$1,199,193,102

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2016, the tax basis cost of the Fund’s investments was $991,407,307, tax unrealized appreciation and depreciation were $208,383,878 and $0, respectively
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$35,965,812	$35,965,812
Investment Companies	1,163,825,373	—	—	1,163,825,373

Total	$1,163,825,373	$—	$35,965,812	$1,199,791,185

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/15	$25,018,632	$25,018,632
Purchases	12,966,021	12,966,021
Sales	(2,018,841)	(2,018,841)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/16	$35,965,812	$35,965,812

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.10% - 3.25%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Investment Companies 84.0%

	Shares	Market Value
Equity Funds 40.0%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	4,126,659	$56,824,095
NVIT International Index Fund, Class Y(a)	10,633,298	94,636,352
NVIT Mid Cap Index Fund, Class Y(a)	2,486,530	56,817,212
NVIT S&P 500 Index Fund, Class Y(a)	10,257,053	151,599,247
NVIT Small Cap Index Fund, Class Y(a)	1,643,777	19,117,123

Total Equity Funds (cost $302,177,324)		378,994,029

Fixed Income Funds 44.0%
Nationwide Core Plus Bond Fund, Institutional Class(a)	8,178,430	85,464,599
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	1,917,457	19,097,875
NVIT Bond Index Fund, Class Y(a)	23,321,119	254,899,833
NVIT Short Term Bond Fund, Class Y(a)	5,425,634	56,969,159

Total Fixed Income Funds (cost $408,904,697)		416,431,466

Total Investment Companies (cost $711,082,021)		795,425,495

Fixed Contract 16.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.10%(a)(b)(c)	$151,104,846	151,104,846

Total Fixed Contract (cost $151,104,846)		151,104,846

Total Investments (cost $862,186,867) (d) — 100.0%		946,530,341
Liabilities in excess of other assets — 0.0%†		(463,333)

NET ASSETS — 100.0%		$946,067,008

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2016, the tax basis cost of the Fund’s investments was $869,486,732, tax unrealized appreciation and depreciation were $77,267,127 and $(223,518), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$151,104,846	$151,104,846
Investment Companies	795,425,495	—	—	795,425,495

Total	$795,425,495	$—	$151,104,846	$946,530,341

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/15	$148,653,891	$148,653,891
Purchases	6,931,384	6,931,384
Sales	(4,480,429)	(4,480,429)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/16	$151,104,846	$151,104,846

Amounts designated as “—” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund (Continued)

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.10% - 3.25%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks 98.5%

	Shares	Market Value
Aerospace & Defense 2.6%
L-3 Communications Holdings, Inc.	88,660	$13,363,722
Northrop Grumman Corp.	80,590	17,242,230
Textron, Inc.	178,770	7,106,108

		37,712,060

Airlines 0.6%
JetBlue Airways Corp.*	503,435	8,679,219

Beverages 1.0%
Dr. Pepper Snapple Group, Inc.	151,900	13,869,989

Biotechnology 10.3%
AbbVie, Inc.	327,350	20,645,964
Amgen, Inc.	189,145	31,551,277
Biogen, Inc.*	76,090	23,818,453
Celgene Corp.*	219,090	22,901,478
Gilead Sciences, Inc.	347,390	27,485,497
Shire plc,ADR-US	41,319	8,010,101
Vertex Pharmaceuticals, Inc.*	136,980	11,946,026

		146,358,796

Capital Markets 1.3%
Morgan Stanley	356,130	11,417,528
S&P Global, Inc.	56,440	7,143,046

		18,560,574

Chemicals 2.2%
Air Products & Chemicals, Inc.	73,100	10,989,854
Scotts Miracle-Gro Co. (The), Class A	88,270	7,350,243
Sherwin-Williams Co. (The)	48,260	13,351,612

		31,691,709

Commercial Services & Supplies 0.5%
Copart, Inc.*	145,715	7,804,495

Communications Equipment 1.5%
Brocade Communications Systems, Inc.	538,910	4,974,139
Cisco Systems, Inc.	248,550	7,884,006
F5 Networks, Inc.*	69,700	8,687,408

		21,545,553

Containers & Packaging 0.6%
Berry Plastics Group, Inc.*	178,020	7,806,177

Distributors 1.1%
Pool Corp.	165,295	15,623,683

Diversified Consumer Services 0.7%
ServiceMaster Global Holdings, Inc.*	311,455	10,489,804

Diversified Financial Services 1.0%
Berkshire Hathaway, Inc., Class B*	100,160	14,470,115

Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.	160,800	8,358,384

Electrical Equipment 1.1%
Eaton Corp. plc	237,410	15,600,211

Equity Real Estate Investment Trusts (REITs) 2.0%
Boston Properties, Inc.	80,250	10,937,272
Gaming and Leisure Properties, Inc.	254,225	8,503,826
Tanger Factory Outlet Centers, Inc.	245,433	9,562,070

		29,003,168

Food & Staples Retailing 3.5%
CVS Health Corp.	274,015	24,384,595
Kroger Co. (The)	341,745	10,142,992
Sysco Corp.	318,040	15,587,140

		50,114,727

Food Products 3.4%
Blue Buffalo Pet Products, Inc.*	289,900	6,888,024
Hormel Foods Corp.	362,850	13,762,900
Ingredion, Inc.	87,230	11,606,824
Tyson Foods, Inc., Class A	219,940	16,422,920

		48,680,668

Health Care Equipment & Supplies 0.5%
Baxter International, Inc.	156,855	7,466,298

Health Care Providers & Services 6.0%
Express Scripts Holding Co.*	168,835	11,907,933
HealthSouth Corp. (a)	262,770	10,660,579
Laboratory Corp. of America Holdings*	54,540	7,498,159
Molina Healthcare, Inc.*	158,880	9,265,882
UnitedHealth Group, Inc.	250,440	35,061,600
WellCare Health Plans, Inc.*	93,880	10,992,409

		85,386,562

Hotels, Restaurants & Leisure 1.4%
Brinker International, Inc.	140,160	7,068,269
International Game Technology plc	380,740	9,282,441
Texas Roadhouse, Inc.	87,260	3,405,758

		19,756,468

Household Durables 1.7%
Helen of Troy Ltd.*	119,700	10,314,549
Mohawk Industries, Inc.*	27,810	5,571,456
Whirlpool Corp.	47,890	7,765,842

		23,651,847

Household Products 1.0%
Spectrum Brands Holdings, Inc.(a)	98,385	13,546,631

Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.*	55,090	46,127,408

Internet Software & Services 8.7%
Alphabet, Inc., Class A*	87,430	70,298,966
Facebook, Inc., Class A*	420,090	53,884,944

		124,183,910

IT Services 7.7%
Broadridge Financial Solutions, Inc.	205,470	13,928,811
Convergys Corp.(a)	454,315	13,820,262
CoreLogic, Inc.*	296,060	11,611,473
First Data Corp., Class A*	776,430	10,217,819
Fiserv, Inc.*	163,385	16,251,906
Vantiv, Inc., Class A*	236,250	13,293,788
Visa, Inc., Class A	379,150	31,355,705

		110,479,764

Life Sciences Tools & Services 0.5%
ICON plc*	100,485	7,774,524

Machinery 2.9%
Crane Co.	123,990	7,812,610
Cummins, Inc.	82,570	10,581,346
Deere & Co.(a)	136,955	11,689,109
Stanley Black & Decker, Inc.	87,835	10,801,948

		40,885,013

Media 4.9%
Comcast Corp., Class A	540,600	35,863,404
Discovery Communications, Inc., Class A*(a)	353,770	9,523,488
Scripps Networks Interactive, Inc., Class A(a)	173,240	10,999,008

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Walt Disney Co. (The)	144,795	$13,445,664

		69,831,564

Multiline Retail 0.5%
J.C. Penney Co., Inc.*(a)	755,360	6,964,419

Oil, Gas & Consumable Fuels 1.1%
Tesoro Corp.	83,380	6,633,713
World Fuel Services Corp.	182,970	8,464,192

		15,097,905

Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	369,270	19,911,038
Jazz Pharmaceuticals plc*	53,370	6,483,388
Johnson & Johnson	195,980	23,151,117
Merck & Co., Inc.	124,500	7,770,045

		57,315,588

Semiconductors & Semiconductor Equipment 3.4%
Lam Research Corp.	93,920	8,895,163
Maxim Integrated Products, Inc.	315,495	12,597,715
Micron Technology, Inc.*	517,810	9,206,662
QUALCOMM, Inc.	250,565	17,163,703

		47,863,243

Software 5.6%
Check Point Software Technologies Ltd.*	144,555	11,218,914
Citrix Systems, Inc.*	136,560	11,637,643
Electronic Arts, Inc.*	145,885	12,458,579
Microsoft Corp.	777,270	44,770,752

		80,085,888

Specialty Retail 3.9%
Home Depot, Inc. (The)	106,285	13,676,754
Lowe’s Cos., Inc.	190,550	13,759,616
Murphy USA, Inc.*	106,990	7,634,806
O’Reilly Automotive, Inc.*	50,710	14,204,378
Williams-Sonoma, Inc.(a)	134,600	6,875,368

		56,150,922

Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	716,790	81,033,110

Textiles, Apparel & Luxury Goods 0.8%
Michael Kors Holdings Ltd.*	168,990	7,907,042
PVH Corp.	31,935	3,528,818

		11,435,860

Trading Companies & Distributors 1.0%
United Rentals, Inc.*	174,210	13,673,743

Total Common Stocks (cost $1,281,473,327)		1,405,079,999

Right 0.0%†

	Number of Rights	Market Value
Biotechnology 0.0%†
Dyax Corp., CVR*(b)	326,350	362,248

Total Right (cost $–)		362,248

Securities Lending Reinvestments 4.0%

	Principal Amount	Market Value
Repurchase Agreements 4.0%
Bank of America NA, 0.50%, dated 09/30/16, due 10/03/16, repurchase price $7,000,292, collateralized by a U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $7,140,000.(c)	$7,000,000	$7,000,000
BNP Paribas Securities Corp., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $10,500,438, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 02/23/17 - 08/20/46; total market value $10,710,005.(c)	10,500,000	10,500,000
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $18,662,003, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $19,034,450.(c)	18,661,226	18,661,226
Natixis New York Branch, 0.70%, dated 09/30/16, due 10/03/16, repurchase price $4,000,233, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.13%, maturing 02/28/17 - 03/16/50; total market value $4,080,238.(c)	4,000,000	4,000,000
Nomura Securities International, Inc., 0.52%, dated 09/30/16, due 10/03/16, repurchase price $9,000,390, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 6.50%, maturing 05/01/18 - 05/01/47; total market value $9,180,000.(c)	9,000,000	9,000,000
RBS Securities, Inc., 0.32%, dated 09/21/16, due 10/05/16, repurchase price $7,500,933, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 1.75%, maturing 03/31/18 - 05/15/23; total market value $7,650,294.(c)(d)	7,500,000	7,500,000

Total Securities Lending Reinvestments (cost $56,661,226)		56,661,226

Total Investments (cost $1,338,134,553) (e) — 102.5%		1,462,103,473
Liabilities in excess of other assets — (2.5%)		(35,636,840)

NET ASSETS — 100.0%		$1,426,466,633

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $59,117,947, which was collateralized by repurchase agreements with a total value of $56,661,226 and $3,599,088 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 11/30/16 – 11/15/45, a total value of $60,260,314.
(b)	Fair valued security.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $56,661,226.
(d)	Illiquid security.
(e)	At September 30, 2016, the tax basis cost of the Fund’s investments was $1,340,162,195, tax unrealized appreciation and depreciation were $167,332,417 and $(45,391,139), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CVR	Contingent Value Rights
Ltd.	Limited
NA	National Association
plc	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,405,079,999	$—	$—	$1,405,079,999
Right	—	362,248	—	362,248
Securities Lending Reinvestments	—	56,661,226	—	56,661,226

Total	$1,405,079,999	$57,023,474	$—	$1,462,103,473

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

Investment Company 97.6%

	Shares	Market Value
Balanced Fund 97.6%
American Funds Asset Allocation Fund, Class 1	39,519,652	$854,414,881

Total Investment Company (cost $849,055,375)		854,414,881

Total Investments (cost $849,055,375) (a) — 97.6%		854,414,881
Other assets in excess of liabilities — 2.4%		21,343,707

NET ASSETS — 100.0%		$875,758,588

(a)	At September 30, 2016, the tax basis cost of the Fund’s investments was $849,485,680, tax unrealized appreciation and depreciation were $4,929,201 and $0, respectively.

At September 30, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
99	Mini MSCI EAFE	12/16/16	$8,448,165	$(39,951)
37	Russell 2000 Mini Future	12/16/16	4,618,710	(2,321)
573	S&P 500 E-Mini	12/16/16	61,895,460	(160,769)
10	S&P MID 400 E-Mini	12/16/16	1,549,600	(11,407)

			$76,511,935	$(214,448)

At September 30, 2016, the Fund has $3,602,060 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(214,448)

Total		$(214,448)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

Investment Company 96.4%

	Shares	Market Value
Equity Fund 96.4%
American Funds Growth Income Fund, Class 1	2,470,912	$108,028,285

Total Investment Company (cost $114,956,088)		108,028,285

Total Investments (cost $114,956,088) (a) — 96.4%		108,028,285
Other assets in excess of liabilities — 3.6%		4,083,111

NET ASSETS — 100.0%		$112,111,396

(a)	At September 30, 2016, the tax basis cost of the Fund’s investments was $116,676,685, tax unrealized appreciation and depreciation were $0 and $(8,648,400), respectively.

At September 30, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
3	Mini MSCI EAFE	12/16/16	$256,005	$(3,007)
2	Russell 2000 Mini Future	12/16/16	249,660	(1,535)
31	S&P 500 E-Mini	12/16/16	3,348,620	(15,534)

			$3,854,285	$(20,076)

At September 30, 2016, the Fund has $180,290 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Managed American Funds Growth-Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Managed American Funds Growth-Income Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(20,076)

Total		$(20,076)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 96.5%

	Shares	Market Value
Aerospace & Defense 1.9%
B/E Aerospace, Inc.	90,886	$4,695,171
Curtiss-Wright Corp.	39,680	3,615,245
Esterline Technologies Corp.*	26,469	2,012,703
Huntington Ingalls Industries, Inc.	41,955	6,436,736
KLX, Inc.*	47,528	1,672,986
Orbital ATK, Inc.	52,267	3,984,313
Teledyne Technologies, Inc.*(a)	31,108	3,357,486
Triumph Group, Inc.(a)	44,655	1,244,981

		27,019,621

Airlines 0.4%
JetBlue Airways Corp.*	290,498	5,008,186

Auto Components 0.5%
Dana Inc.	128,092	1,996,954
Gentex Corp.(a)	256,884	4,510,883

		6,507,837

Automobiles 0.3%
Thor Industries, Inc.	42,701	3,616,775

Banks 5.6%
Associated Banc-Corp.	133,155	2,608,506
BancorpSouth, Inc.	76,641	1,778,071
Bank of Hawaii Corp.(a)	38,247	2,777,497
Bank of the Ozarks, Inc.	81,789	3,140,698
Cathay General Bancorp(a)	66,120	2,035,174
Chemical Financial Corp.	62,973	2,778,999
Commerce Bancshares, Inc.(a)	74,872	3,688,195
Cullen/Frost Bankers, Inc.(a)	49,192	3,538,872
East West Bancorp, Inc.	129,940	4,770,097
First Horizon National Corp.	209,696	3,193,670
FNB Corp.	188,112	2,313,778
Fulton Financial Corp.	156,420	2,271,218
Hancock Holding Co.	69,896	2,266,727
International Bancshares Corp.	51,329	1,528,578
MB Financial, Inc.	63,576	2,418,431
PacWest Bancorp	107,262	4,602,612
PrivateBancorp, Inc.	71,589	3,287,367
Prosperity Bancshares, Inc.	61,812	3,392,861
Signature Bank*	48,068	5,693,655
SVB Financial Group*	46,715	5,163,876
Synovus Financial Corp.	110,009	3,578,593
TCF Financial Corp.	154,242	2,238,051
Trustmark Corp.	60,972	1,680,388
Umpqua Holdings Corp.	198,799	2,991,925
Valley National Bancorp(a)	223,651	2,176,124
Webster Financial Corp.	82,654	3,141,679

		79,055,642

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*(a)	8,106	1,258,538

Biotechnology 0.3%
United Therapeutics Corp.*	38,923	4,596,028

Building Products 0.9%
A.O. Smith Corp.	66,421	6,561,730
Lennox International, Inc.	34,996	5,495,422

		12,057,152

Capital Markets 3.4%
CBOE Holdings, Inc.	72,811	4,721,793
Eaton Vance Corp.	102,279	3,993,995
FactSet Research Systems, Inc.	36,481	5,913,570
Federated Investors, Inc., Class B	84,053	2,490,490
Janus Capital Group, Inc.	128,441	1,799,458
MarketAxess Holdings, Inc.	33,636	5,569,785
MSCI, Inc.	84,766	7,115,258
Raymond James Financial, Inc.	112,881	6,570,803
SEI Investments Co.	121,516	5,542,345
Stifel Financial Corp.*	59,939	2,304,655
Waddell & Reed Financial, Inc., Class A	73,516	1,335,051
WisdomTree Investments, Inc.(a)	99,426	1,023,094

		48,380,297

Chemicals 2.9%
Ashland Global Holdings, Inc.	55,577	6,444,153
Cabot Corp.	56,268	2,949,006
Minerals Technologies, Inc.	31,405	2,220,019
NewMarket Corp.	8,290	3,559,063
Olin Corp.(a)	148,922	3,055,879
PolyOne Corp.	75,785	2,562,291
RPM International, Inc.	119,010	6,393,217
Scotts Miracle-Gro Co. (The), Class A	40,855	3,401,996
Sensient Technologies Corp.	40,422	3,063,988
Valspar Corp. (The)	65,352	6,931,887

		40,581,499

Commercial Services & Supplies 1.2%
Clean Harbors, Inc.*(a)	47,227	2,265,951
Copart, Inc.*	87,280	4,674,717
Deluxe Corp.	43,515	2,907,672
Herman Miller, Inc.	53,967	1,543,456
HNI Corp.	40,015	1,592,597
MSA Safety, Inc.	27,841	1,615,892
Rollins, Inc.(a)	86,213	2,524,317

		17,124,602

Communications Equipment 1.4%
ARRIS International plc*	170,499	4,830,237
Brocade Communications Systems, Inc.	359,266	3,316,025
Ciena Corp.*	123,372	2,689,510
InterDigital, Inc.	30,624	2,425,421
NetScout Systems, Inc.*	82,272	2,406,456
Plantronics, Inc.	30,046	1,561,190
ViaSat, Inc.*	40,605	3,031,163

		20,260,002

Construction & Engineering 1.1%
AECOM*(a)	138,296	4,111,540
Dycom Industries, Inc.*(a)	28,320	2,316,009
EMCOR Group, Inc.	54,737	3,263,420
Granite Construction, Inc.(a)	35,682	1,774,823
KBR, Inc.	128,428	1,943,116
Valmont Industries, Inc.	20,141	2,710,374

		16,119,282

Construction Materials 0.2%
Eagle Materials, Inc.	43,011	3,324,750

Consumer Finance 0.2%
SLM Corp.*	385,879	2,882,516

Containers & Packaging 1.7%
AptarGroup, Inc.	56,332	4,360,660
Bemis Co., Inc.(b)	84,603	4,315,599
Greif, Inc., Class A	23,244	1,152,670

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Containers & Packaging (continued)
Packaging Corp. of America	84,357	$6,854,850
Silgan Holdings, Inc.	36,534	1,848,255
Sonoco Products Co.	89,829	4,745,666

		23,277,700

Distributors 0.2%
Pool Corp.	37,510	3,545,445

Diversified Consumer Services 0.7%
DeVry Education Group, Inc.	50,927	1,174,377
Graham Holdings Co., Class B	4,142	1,993,834
Service Corp. International	173,151	4,595,428
Sotheby’s*(a)	42,871	1,629,955

		9,393,594

Electric Utilities 1.9%
Great Plains Energy, Inc.	186,112	5,078,996
Hawaiian Electric Industries, Inc.	97,288	2,904,047
IDACORP, Inc.	45,461	3,558,687
OGE Energy Corp.	178,663	5,649,324
PNM Resources, Inc.	71,827	2,350,179
Westar Energy, Inc.	127,026	7,208,726

		26,749,959

Electrical Equipment 0.7%
EnerSys	38,989	2,697,649
Hubbell, Inc.	46,067	4,963,258
Regal Beloit Corp.	40,334	2,399,470

		10,060,377

Electronic Equipment, Instruments & Components 3.9%
Arrow Electronics, Inc.*	81,785	5,231,786
Avnet, Inc.	113,915	4,677,350
Belden, Inc.	37,938	2,617,343
Cognex Corp.	76,695	4,054,098
Ingram Micro, Inc., Class A*	133,783	4,770,702
IPG Photonics Corp.*	33,520	2,760,372
Jabil Circuit, Inc.	170,471	3,719,677
Keysight Technologies, Inc.*	152,155	4,821,792
Knowles Corp.*(a)	79,881	1,122,328
National Instruments Corp.	93,980	2,669,032
SYNNEX Corp.	26,136	2,982,379
Tech Data Corp.*	31,739	2,688,611
Trimble Navigation Ltd.*	223,214	6,374,992
VeriFone Systems, Inc.*	99,371	1,564,099
Vishay Intertechnology, Inc.	122,244	1,722,418
Zebra Technologies Corp., Class A*	47,107	3,279,118

		55,056,097

Energy Equipment & Services 1.5%
Diamond Offshore Drilling, Inc.	57,820	1,018,210
Dril-Quip, Inc.*	33,237	1,852,630
Ensco plc, Class A	271,703	2,309,476
Nabors Industries Ltd.	254,208	3,091,169
Noble Corp. plc	219,314	1,390,451
Oceaneering International, Inc.	88,424	2,432,544
Oil States International, Inc.*	46,314	1,462,133
Patterson-UTI Energy, Inc.	132,889	2,972,727
Rowan Cos. plc, Class A	113,138	1,715,172
Superior Energy Services, Inc.	136,534	2,443,959

		20,688,471

Equity Real Estate Investment Trusts (REITs) 11.0%
Alexandria Real Estate Equities, Inc.	69,763	7,588,122
American Campus Communities, Inc.	116,781	5,940,649
Camden Property Trust	78,451	6,569,487
Care Capital Properties, Inc.	75,696	2,157,336
Communications Sales & Leasing, Inc.*	123,052	3,865,063
Corporate Office Properties Trust	85,350	2,419,672
Corrections Corp. of America	105,933	1,469,291
DCT Industrial Trust, Inc.	80,710	3,918,471
Douglas Emmett, Inc.	127,750	4,679,482
Duke Realty Corp.	313,600	8,570,688
Education Realty Trust, Inc.	65,808	2,838,957
EPR Properties	57,351	4,515,818
Equity One, Inc.	82,002	2,510,081
First Industrial Realty Trust, Inc.	105,366	2,973,429
Healthcare Realty Trust, Inc.	102,946	3,506,341
Highwoods Properties, Inc.	87,837	4,578,064
Hospitality Properties Trust	146,477	4,353,296
Kilroy Realty Corp.	82,478	5,719,849
Lamar Advertising Co., Class A	74,334	4,854,754
LaSalle Hotel Properties	101,949	2,433,523
Liberty Property Trust	132,217	5,334,956
Life Storage, Inc.	41,791	3,716,892
Mack-Cali Realty Corp.	80,830	2,200,193
Medical Properties Trust, Inc.	262,673	3,879,680
Mid-America Apartment Communities, Inc.	67,601	6,353,818
National Retail Properties, Inc.	131,252	6,674,164
Omega Healthcare Investors, Inc.	172,370	6,110,516
Post Properties, Inc.	48,231	3,189,516
Potlatch Corp.	36,690	1,426,874
Rayonier, Inc.	110,492	2,932,458
Regency Centers Corp.	93,306	7,230,282
Senior Housing Properties Trust	214,136	4,863,029
Tanger Factory Outlet Centers, Inc.	85,702	3,338,950
Taubman Centers, Inc.	54,414	4,048,946
Urban Edge Properties	81,810	2,302,133
Washington Prime Group, Inc.	167,101	2,068,710
Weingarten Realty Investors	105,140	4,098,357

		155,231,847

Food & Staples Retailing 0.6%
Casey’s General Stores, Inc.	35,213	4,230,842
Sprouts Farmers Market, Inc.*(a)	124,896	2,579,102
United Natural Foods, Inc. *	45,386	1,817,256

		8,627,200

Food Products 2.7%
Dean Foods Co.(a)	80,235	1,315,854
Flowers Foods, Inc.(a)	164,129	2,481,631
Hain Celestial Group, Inc. (The)*	93,283	3,319,009
Ingredion, Inc.	64,612	8,597,273
Lancaster Colony Corp.	17,549	2,318,047
Post Holdings, Inc.*	57,991	4,475,165
Snyder’s-Lance, Inc.	76,045	2,553,591
Tootsie Roll Industries, Inc.(a)	16,189	596,241
TreeHouse Foods, Inc.*	50,888	4,436,925
WhiteWave Foods Co. (The)*	158,725	8,639,402

		38,733,138

Gas Utilities 2.1%
Atmos Energy Corp.	92,892	6,917,667
National Fuel Gas Co.	75,856	4,101,534
New Jersey Resources Corp.	77,596	2,549,805
ONE Gas, Inc.	47,036	2,908,706

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Gas Utilities (continued)
Southwest Gas Corp.	42,808	$2,990,567
UGI Corp.	155,713	7,044,456
WGL Holdings, Inc.	45,392	2,846,078

		29,358,813

Health Care Equipment & Supplies 3.9%
ABIOMED, Inc.*	35,852	4,609,850
Align Technology, Inc.*	67,384	6,317,250
Halyard Health, Inc.*	42,084	1,458,631
Hill-Rom Holdings, Inc.	53,152	3,294,361
IDEXX Laboratories, Inc.*	80,247	9,046,244
LivaNova plc*	39,388	2,367,613
NuVasive, Inc.*	45,050	3,003,033
ResMed, Inc.	125,994	8,163,151
STERIS plc(a)	76,976	5,626,946
Teleflex, Inc.	39,536	6,644,025
West Pharmaceutical Services, Inc.	65,897	4,909,327

		55,440,431

Health Care Providers & Services 2.0%
Amsurg Corp.*(a)	49,350	3,308,918
Community Health Systems, Inc.*(a)	101,701	1,173,630
LifePoint Health, Inc.*	38,171	2,260,868
MEDNAX, Inc.*	82,481	5,464,366
Molina Healthcare, Inc.*	38,064	2,219,892
Owens & Minor, Inc.	56,624	1,966,552
Tenet Healthcare Corp.*	71,099	1,611,103
VCA, Inc.*	72,295	5,059,204
WellCare Health Plans, Inc.*	39,544	4,630,207

		27,694,740

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	168,688	2,221,621

Hotels, Restaurants & Leisure 2.4%
Brinker International, Inc.(a)	49,054	2,473,793
Buffalo Wild Wings, Inc.*	16,370	2,303,914
Cheesecake Factory, Inc. (The)	40,237	2,014,264
Churchill Downs, Inc.	11,111	1,626,095
Cracker Barrel Old Country Store, Inc.(a)	21,590	2,854,630
Domino’s Pizza, Inc.	43,264	6,569,639
Dunkin’ Brands Group, Inc.(a)	82,635	4,303,631
International Speedway Corp., Class A	23,922	799,473
Jack in the Box, Inc.	29,344	2,815,263
Panera Bread Co., Class A*(a)	19,935	3,881,743
Texas Roadhouse, Inc.	57,069	2,227,403
Wendy’s Co. (The)	182,083	1,966,496

		33,836,344

Household Durables 1.6%
CalAtlantic Group, Inc.(a)	67,243	2,248,606
Helen of Troy Ltd.*	25,026	2,156,490
KB Home(a)	75,346	1,214,578
NVR, Inc.*(a)	3,242	5,316,459
Tempur Sealy International, Inc.*(a)	45,504	2,581,897
Toll Brothers, Inc.*	134,827	4,025,934
TRI Pointe Group, Inc.*	131,512	1,733,328
Tupperware Brands Corp.	45,541	2,977,015

		22,254,307

Household Products 0.2%
Energizer Holdings, Inc.	55,756	2,785,570

Independent Power and Renewable Electricity Producers 0.1%
Talen Energy Corp.*	76,072	1,053,597

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	57,884	5,937,162

Insurance 4.7%
Alleghany Corp.*	13,837	7,264,702
American Financial Group, Inc.	65,574	4,918,050
Aspen Insurance Holdings Ltd.	54,754	2,550,989
Brown & Brown, Inc.	102,838	3,878,021
CNO Financial Group, Inc.	157,258	2,401,330
Endurance Specialty Holdings Ltd.	57,392	3,756,306
Everest Re Group Ltd.	37,493	7,122,545
First American Financial Corp.	98,808	3,881,178
Genworth Financial, Inc., Class A*	437,761	2,171,295
Hanover Insurance Group, Inc. (The)	38,200	2,881,044
Kemper Corp.	43,342	1,704,207
Mercury General Corp.	30,190	1,655,921
Old Republic International Corp.	219,864	3,874,004
Primerica, Inc.(a)	41,488	2,200,109
Reinsurance Group of America, Inc.	57,396	6,195,324
RenaissanceRe Holdings Ltd.	37,167	4,465,987
W.R. Berkley Corp.	88,445	5,108,583

		66,029,595

Internet & Direct Marketing Retail 0.1%
HSN, Inc.	28,761	1,144,688

Internet Software & Services 0.6%
comScore, Inc.*	40,002	1,226,462
j2 Global, Inc.(a)	42,933	2,859,767
Rackspace Hosting, Inc.*	96,375	3,054,124
WebMD Health Corp.*	34,889	1,733,983

		8,874,336

IT Services 3.8%
Acxiom Corp.*	69,907	1,863,021
Broadridge Financial Solutions, Inc.	106,016	7,186,825
Computer Sciences Corp.	125,927	6,574,649
Convergys Corp.(a)	85,628	2,604,804
CoreLogic, Inc.*	79,104	3,102,459
DST Systems, Inc.	29,194	3,442,556
Gartner, Inc.*	73,943	6,540,258
Jack Henry & Associates, Inc.	70,570	6,037,263
Leidos Holdings, Inc.	127,874	5,534,387
MAXIMUS, Inc.	58,520	3,309,891
NeuStar, Inc., Class A*(a)	45,030	1,197,348
Science Applications International Corp.	40,056	2,778,685
WEX, Inc. *	34,437	3,722,295

		53,894,441

Leisure Products 0.7%
Brunswick Corp.	80,670	3,935,083
Polaris Industries, Inc.(a)	53,321	4,129,178
Vista Outdoor, Inc.*	53,726	2,141,518

		10,205,779

Life Sciences Tools & Services 1.0%
Bio-Rad Laboratories, Inc., Class A*	18,492	3,029,175
Bio-Techne Corp.	33,558	3,674,601
Charles River Laboratories International, Inc.*	42,542	3,545,450
PAREXEL International Corp.*	47,691	3,312,140

		13,561,366

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery 4.6%
AGCO Corp.(a)	60,975	$3,007,287
CLARCOR, Inc.	43,735	2,842,775
Crane Co.	44,688	2,815,791
Donaldson Co., Inc.	118,286	4,415,616
Graco, Inc.	50,149	3,711,026
IDEX Corp.	68,443	6,404,211
ITT, Inc.	80,071	2,869,745
Joy Global, Inc.	88,494	2,454,824
Kennametal, Inc.	71,860	2,085,377
Lincoln Electric Holdings, Inc.	56,463	3,535,713
Nordson Corp.	47,619	4,744,281
Oshkosh Corp.	66,158	3,704,848
Terex Corp.	96,769	2,458,900
Timken Co. (The)	63,390	2,227,525
Toro Co. (The)	99,252	4,648,964
Trinity Industries, Inc.	135,987	3,288,166
Wabtec Corp. (a)	80,668	6,586,542
Woodward, Inc.	49,590	3,098,383

		64,899,974

Marine 0.2%
Kirby Corp.*	48,571	3,019,173

Media 1.3%
AMC Networks, Inc., Class A*	53,643	2,781,926
Cable One, Inc.	4,192	2,448,128
Cinemark Holdings, Inc.	95,328	3,649,156
John Wiley & Sons, Inc., Class A	40,240	2,076,786
Live Nation Entertainment, Inc.*	118,216	3,248,576
Meredith Corp.	33,924	1,763,709
New York Times Co. (The), Class A	107,912	1,289,548
Time, Inc.	89,193	1,291,515

		18,549,344

Metals & Mining 1.9%
Allegheny Technologies, Inc.(a)	98,181	1,774,130
Carpenter Technology Corp.(a)	42,011	1,733,374
Commercial Metals Co.	103,289	1,672,249
Compass Minerals International, Inc.(a)	30,461	2,244,976
Reliance Steel & Aluminum Co.	65,225	4,698,157
Royal Gold, Inc.	58,352	4,518,195
Steel Dynamics, Inc.	217,918	5,445,771
United States Steel Corp.	151,422	2,855,819
Worthington Industries, Inc.(a)	39,357	1,890,317

		26,832,988

Multiline Retail 0.3%
Big Lots, Inc. (a)	40,014	1,910,669
J.C. Penney Co., Inc.*(a)	277,229	2,556,051

		4,466,720

Multi-Utilities 1.0%
Black Hills Corp.	46,518	2,847,832
MDU Resources Group, Inc.	174,381	4,436,252
NorthWestern Corp.	43,260	2,488,748
Vectren Corp.	74,669	3,748,384

		13,521,216

Oil, Gas & Consumable Fuels 2.3%
CONSOL Energy, Inc.(a)	158,099	3,035,501
Denbury Resources, Inc.*	359,025	1,159,651
Energen Corp.*	86,767	5,008,191
Gulfport Energy Corp.*	113,025	3,192,956
HollyFrontier Corp.	158,527	3,883,911
QEP Resources, Inc.	213,484	4,169,343
SM Energy Co.	77,684	2,997,049
Western Refining, Inc.	70,652	1,869,452
World Fuel Services Corp.	62,969	2,912,946
WPX Energy, Inc.*	307,879	4,060,924

		32,289,924

Paper & Forest Products 0.3%
Domtar Corp.	56,435	2,095,431
Louisiana-Pacific Corp.*	127,273	2,396,551

		4,491,982

Personal Products 0.5%
Avon Products, Inc.	393,306	2,226,112
Edgewell Personal Care Co.*	52,743	4,194,123

		6,420,235

Pharmaceuticals 0.5%
Akorn, Inc.*	79,510	2,167,443
Catalent, Inc.*	111,804	2,889,015
Prestige Brands Holdings, Inc.*	47,575	2,296,445

		7,352,903

Professional Services 0.5%
CEB, Inc.	29,042	1,581,918
FTI Consulting, Inc.*	37,375	1,665,430
ManpowerGroup, Inc.	61,353	4,433,368

		7,680,716

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.(a)	41,517	1,595,083
Jones Lang LaSalle, Inc.	40,684	4,629,433

		6,224,516

Road & Rail 1.0%
Avis Budget Group, Inc.*	84,798	2,900,939
Genesee & Wyoming, Inc., Class A*	51,540	3,553,683
Landstar System, Inc.	37,559	2,557,017
Old Dominion Freight Line, Inc.*	62,293	4,273,923
Werner Enterprises, Inc.	40,278	937,269

		14,222,831

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.*(a)	657,960	4,546,504
Cirrus Logic, Inc.*	55,972	2,974,912
Cree, Inc.*(a)	90,560	2,329,203
Cypress Semiconductor Corp.(a)	286,180	3,479,949
Integrated Device Technology, Inc.*	120,503	2,783,619
Intersil Corp., Class A	121,716	2,669,232
Microsemi Corp.*(a)	101,993	4,281,666
Monolithic Power Systems, Inc.	33,346	2,684,353
Silicon Laboratories, Inc.*	36,892	2,169,250
Synaptics, Inc.*	31,106	1,822,189
Teradyne, Inc.	181,186	3,909,994

		33,650,871

Software 4.5%
ACI Worldwide, Inc.*	105,250	2,039,745
ANSYS, Inc.*	78,172	7,239,509
Cadence Design Systems, Inc.*	262,127	6,692,102
CDK Global, Inc.	134,614	7,721,459
CommVault Systems, Inc.*	37,193	1,976,064
Fair Isaac Corp.	27,672	3,447,654
Fortinet, Inc.*	131,582	4,859,323
Manhattan Associates, Inc.*	64,169	3,697,418
Mentor Graphics Corp.	96,311	2,546,463

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
PTC, Inc.*	103,360	$4,579,882
Synopsys, Inc.*	135,693	8,053,380
Tyler Technologies, Inc.*	29,611	5,070,291
Ultimate Software Group, Inc. (The)*	26,043	5,322,929

		63,246,219

Specialty Retail 2.4%
Aaron’s, Inc.	58,385	1,484,147
Abercrombie & Fitch Co., Class A(b)	60,951	968,511
American Eagle Outfitters, Inc.(a)	152,359	2,721,132
Ascena Retail Group, Inc.*	148,429	829,718
Cabela’s, Inc.*	45,865	2,519,364
Chico’s FAS, Inc.	119,634	1,423,645
CST Brands, Inc.	68,253	3,282,287
Dick’s Sporting Goods, Inc.	78,824	4,470,897
GameStop Corp., Class A(a)	93,736	2,586,176
Guess?, Inc.(a)	54,552	797,005
Murphy USA, Inc.*	32,842	2,343,605
Office Depot, Inc.	485,419	1,732,946
Restoration Hardware Holdings, Inc.*(a)	34,053	1,177,553
Sally Beauty Holdings, Inc.*	130,936	3,362,436
Williams-Sonoma, Inc.	73,313	3,744,828

		33,444,250

Technology Hardware, Storage & Peripherals 0.7%
3D Systems Corp.*(a)	95,982	1,722,877
Diebold, Inc.	67,669	1,677,514
Lexmark International, Inc., Class A	56,487	2,257,221
NCR Corp.*	110,449	3,555,353

		9,212,965

Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.	44,785	3,883,307
Deckers Outdoor Corp.*	28,877	1,719,625
Fossil Group, Inc.*(a)	37,310	1,036,099
Kate Spade & Co.*	115,403	1,976,853
Skechers U.S.A., Inc., Class A*	119,844	2,744,428

		11,360,312

Thrifts & Mortgage Finance 0.6%
New York Community Bancorp, Inc.	436,103	6,205,746
Washington Federal, Inc.(a)	82,120	2,190,961

		8,396,707

Trading Companies & Distributors 0.7%
GATX Corp.(a)	35,994	1,603,533
MSC Industrial Direct Co., Inc., Class A	39,821	2,923,260
NOW, Inc.*(a)	96,870	2,075,924
Watsco, Inc.	23,258	3,277,052

		9,879,769

Water Utilities 0.3%
Aqua America, Inc.	158,503	4,831,171

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	83,133	2,259,555

Total Common Stocks (cost $1,043,660,498)		1,359,703,686

Securities Lending Reinvestments 3.3%

	Principal Amount	Market Value
Repurchase Agreements 3.3%
Bank of America NA, 0.50%, dated 09/30/16, due 10/03/16, repurchase price $10,000,417, collateralized by a U.S. Government AgencySecurity, 3.00%, maturing 04/01/45; total market value $10,200,000.(c)	$10,000,000	$10,000,000
BNP Paribas Securities Corp., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $4,000,167, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 02/23/17 - 08/20/46; total market value $4,080,002.(c)	4,000,000	4,000,000
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $20,224,427, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $20,628,056.(c)	20,223,584	20,223,584
Natixis New York Branch, 0.70%, dated 09/30/16, due 10/03/16, repurchase price $3,000,175, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.13%, maturing 02/28/17 - 03/16/50; total market value $3,060,179.(c)	3,000,000	3,000,000
Nomura Securities International, Inc., 0.52%, dated 09/30/16, due 10/03/16, repurchase price $2,000,087, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 6.50%, maturing 05/01/18 - 05/01/47; total market value $2,040,000.(c)	2,000,000	2,000,000
RBS Securities, Inc., 0.32%, dated 09/21/16, due 10/05/16, repurchase price $6,700,834, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 1.75%, maturing 03/31/18 - 05/15/23; total market value $6,834,262.(c)(d)	6,700,000	6,700,000

Total Securities Lending Reinvestments (cost $45,923,584)		45,923,584

Total Investments (cost $1,089,584,082) (e) — 99.8%		1,405,627,270
Other assets in excess of liabilities — 0.2%		2,340,937

NET ASSETS — 100.0%		$1,407,968,207

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $95,595,799, which was collateralized by a repurchase agreement with a value of $45,923,584 and $50,475,836 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 10/06/16 – 02/15/46 a total value of $96,399,420.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $45,923,584.
(d)	Illiquid security.
(e)	At September 30, 2016, the tax basis cost of the Fund’s investments was $1,105,602,720, tax unrealized appreciation and depreciation were $375,282,227 and $(75,257,677), respectively.

Ltd.	Limited
NA	National Association
plc	Public Limited Company
REIT	Real Estate Investment Trust

At September 30, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
229	S&P MID 400 E-Mini	12/16/16	$35,485,840	$(89,801)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,359,703,686	$—	$—	$1,359,703,686
Securities Lending Reinvestments	—	45,923,584	—	45,923,584

Total Assets	$1,359,703,686	$45,923,584	$—	$1,405,627,270

Liabilities:
Futures Contracts	$(89,801)	$—	$—	$(89,801)

Total Liabilities	$(89,801)	$—	$—	$(89,801)

Total	$1,359,613,885	$45,923,584	$—	$1,405,537,469

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(89,801)

Total		$(89,801)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Money Market Fund

U.S. Government Agency Securities 29.1%

	Principal Amount	Market Value
FFCB
0.56%, 05/17/17	$2,000,000	$1,992,907
0.54%, 09/20/17(a)	10,000,000	10,000,000
FHLB
0.35%, 12/02/16	22,000,000	21,986,815
0.35%, 12/05/16	9,000,000	8,994,394
0.35%, 12/07/16	8,000,000	7,994,863
0.35%, 12/14/16	5,500,000	5,496,043
0.51%, 03/17/17	6,000,000	5,985,805
0.51%, 03/22/17	34,500,000	34,415,935
0.55%, 05/05/17	5,500,000	5,481,850
0.53%, 06/15/17(a)	17,000,000	17,000,000
0.54%, 06/19/17(a)	31,500,000	31,500,000
0.52%, 06/23/17(a)	23,000,000	23,000,000
0.52%, 06/26/17(a)	35,000,000	35,000,000
0.49%, 06/29/17(a)	70,000,000	70,000,000
0.78%, 08/21/17(a)	7,000,000	7,014,761
0.59%, 08/28/17(a)	20,000,000	20,000,000
0.56%, 09/05/17(a)	6,700,000	6,703,221
0.60%, 12/07/17(a)	17,295,000	17,302,429
0.66%, 05/08/18(a)	4,000,000	3,999,679
FHLMC
0.88%, 10/14/16	17,000,000	17,003,830
0.50%, 01/27/17	39,000,000	39,020,659
0.50%, 04/04/17	52,500,000	52,365,104
5.00%, 04/18/17	11,250,000	11,523,008
1.25%, 05/12/17	14,752,000	14,813,008
0.63%, 01/08/18(a)	18,000,000	18,000,000
FNMA
1.13%, 04/27/17	7,500,000	7,524,405
0.81%, 12/20/17(a)	5,500,000	5,502,091
0.64%, 01/11/18(a)	11,000,000	11,000,000

Total U.S. Government Agency Securities (cost $510,620,807)		510,620,807

U.S. Treasury Obligations 13.5%

	Principal Amount	Market Value
U.S. Treasury Bills
0.38%, 12/15/16	138,000,000	137,892,187
0.40%, 02/02/17	35,000,000	34,951,778
U.S. Treasury Notes
0.50%, 03/31/17	17,000,000	16,998,832
0.63%, 12/15/16	6,000,000	6,003,712
3.00%, 02/28/17	41,000,000	41,422,333

Total U.S. Treasury Obligations (cost $237,268,842)		237,268,842

Investment Companies 7.5%

	Shares	Market Value
Asset Management 7.5%
Federated Government Obligations Fund, Premier Shares, 0.31%(b)	131,000,000	131,000,000
Federated Treasury Obligations Fund, Institutional Shares, 0.18%(b)	1,000,000	1,000,000

Total Investment Companies (cost $132,000,000)		132,000,000

Repurchase Agreements 49.6%

	Principal Amount	Market Value
ING Financial Markets LLC, 0.38%, dated 09/30/16, due 10/05/16, repurchase price $250,013,194, collateralized by U.S. Government Agency Securities, ranging from 0.83% - 5.15%, maturing 03/15/36 - 09/01/45; total market value $257,506,483.	$250,000,000	$250,000,000
RBS Securities, Inc., 0.40%, dated 09/30/16, due 10/06/16, repurchase price $100,006,667, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 2.50%, maturing 11/30/19 - 02/15/46; total market value $102,002,442.	100,000,000	100,000,000
RBS Securities, Inc., 0.40%, dated 09/30/16, due 10/03/16, repurchase price $85,002,833, collateralized by U.S. Government Treasury Securities, ranging from 0.08% - 1.75%, maturing 07/31/19 - 02/28/22; total market value $86,702,454.	85,000,000	85,000,000
RBS Securities, Inc., 0.36%, dated 09/30/16, due 10/07/16, repurchase price $100,007,000, collateralized by U.S. Government Treasury Securities, ranging from 2.00% - 3.00%, maturing 11/15/21 - 11/15/45; total market value $102,000,234.	100,000,000	100,000,000
ING Financial Markets LLC, 0.48%, dated 09/30/16, due 10/03/16, repurchase price $185,007,400, collateralized by U.S. Government Agency Securities, ranging from 1.96% - 5.57%, maturing 10/01/24 - 12/01/45; total market value $190,551,912.	185,000,000	185,000,000
RBS Securities, Inc., 0.45%, dated 09/30/16, due 10/03/16, repurchase price $150,005,625, collateralized by U.S. Government Treasury Securities, ranging from 1.13% - 4.38%, maturing 01/15/19 - 11/15/39; total market value $153,000,718.	150,000,000	150,000,000

Total Repurchase Agreements (cost $870,000,000)		870,000,000

Total Investments (cost $1,749,889,649)(c) — 99.7%		1,749,889,649
Other assets in excess of liabilities — 0.3%		4,703,920

NET ASSETS — 100.0%		$1,754,593,569

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Money Market Fund (Continued)

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2016. The maturity date represents the actual maturity date.
(b)	Represents 7-day effective yield as of September 30, 2016.
(c)	At September 30, 2016, the tax basis cost of the Fund’s investments was $1,749,889,649, tax unrealized appreciation and depreciation were $0 and $0, respectively.

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LLC	Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Money Market Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$132,000,000	$—	$—	$132,000,000
Repurchase Agreements	—	870,000,000	—	870,000,000
U.S. Government Agency Securities	—	510,620,807	—	510,620,807
U.S. Treasury Obligations	—	237,268,842	—	237,268,842

Total	$132,000,000	$1,617,889,649	$—	$1,749,889,649

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 3.3%

	Principal Amount	Market Value
Airlines 0.1%
American Airlines Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/01/22	$229,114	$232,825

Automobiles 1.3%
BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.67%, 11/27/17	54,477	54,428
Capital Auto Receivables Asset Trust, Series 2016-1, Class A2A, 1.50%, 11/20/18	312,715	313,373
CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.46%, 12/17/18(a)	26,781	26,782
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.52%, 02/16/21	320,000	322,012
Chesapeake Funding LLC, Series 2014-1A, Class C, 1.72%, 03/07/26(a)(b)	865,000	859,003
GM Financial Automobile Leasing Trust, Series 2015-3, Class A3, 1.69%, 03/20/19	330,000	331,701
Hyundai Auto Receivables Trust, Series 2013-C, Class A3, 1.01%, 02/15/18	157,314	157,322
Prestige Auto Receivables Trust, Series 2014-1A, Class A3, 1.52%, 04/15/20(a)	274,609	274,778
Santander Drive Auto Receivables Trust Series 2014-4, Class B, 1.82%, 05/15/19	299,166	299,734
Series 2015-4, Class A3, 1.58%, 09/16/19	320,000	320,554
SMART ABS Series Trust, Series 2015-3US, Class A3A, 1.66%, 08/14/19	380,000	379,255
Tidewater Auto Receivables Trust, Series 2016-AA, Class A2, 2.30%, 09/15/19(a)	226,606	226,776

		3,565,718

Home Equity 0.0%†
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 1.07%, 08/25/31(b)	40,834	31,139
Renaissance Home Equity Loan Trust, Series 2007-1, Class AF2, 5.51%, 04/25/37(c)	114,603	57,037

		88,176

Other 0.9%
Asset-Backed Securities Corp. Home Equity Loan Trust Series, Series 2002-HE1, Class M1, 2.17%, 03/15/32(b)	349,014	343,118
Capital Auto Receivables Asset Trust, Series 2016-3, Class A2A, 1.36%, 04/22/19	215,000	215,073
CCG Receivables Trust, Series 2014-1, Class A2, 1.06%, 11/15/21(a)	133,811	133,681
Conseco Finance Corp., Series 2001-C, Class M1, 1.22%, 08/15/33(b)	661,035	646,941
Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47(b)	1,557	1,553
Credit-Based Asset Servicing & Securitization LLC, Series 2002-CB2, Class A2, 1.63%, 04/25/32(b)	225,139	217,971
Enterprise Fleet Financing LLC, Series 2016-2, Class A3, 2.04%, 02/22/22(a)	200,000	200,371
FNMA Grantor Trust, Series 2003-T4, Class 2A5, 4.99%, 09/26/33(c)	62,769	70,866
NovaStar Mortgage Funding Trust, Series 2003-3, Class A1, 0.88%, 12/25/33(b)	306,785	295,078
Renaissance Home Equity Loan Trust, Series 2006-1, Class AF3, 5.61%, 05/25/36(c)	28,662	18,936
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 1.22%, 12/10/18(a)(b)	560,000	559,086

		2,702,674

Student Loan 1.0%
Access Group, Inc. Series 2003-A, Class A2, 1.52%, 07/01/38(b)	118,483	117,299
Series 2006-1, Class B, 1.28%, 08/25/37(b)	153,718	125,551
DRB Prime Student Loan Trust, Series 2015-D, Class A2, 3.20%, 01/25/40(a)	693,189	710,801
Education Loan Asset-Backed Trust I, Series 2013-1, Class B1, 1.53%, 11/25/33(a)(b)	623,554	552,220
SLM Private Credit Student Loan Trust, Series 2005-B, Class A2, 1.03%, 03/15/23(b)	111,819	111,559
SLM Private Education Loan Trust, Series 2010-A, Class 2A, 3.77%, 05/16/44(a)(b)	391,393	408,816
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.55%, 08/27/29(a)	442,599	449,134
South Carolina Student Loan Corp., Series 2015-A, Class A, 2.03%, 01/25/36(b)	283,604	268,926

		2,744,306

Total Asset-Backed Securities (cost $9,215,877)		9,333,699

Collateralized Mortgage Obligations 3.3%

	Principal Amount	Market Value
BCAP LLC Trust, Series 2011-R11, Class 20A5, 3.07%, 03/26/35(a)(b)	112,575	112,593
CHL Mortgage Pass-Through Trust, Series 2005-11, Class 5A1, 1.13%, 03/25/35(b)	190,908	155,965
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, 2.41%, 08/25/34(b)	193,331	189,809
CSMC Mortgage-Backed Trust, Series 2007-5, Class 8A2, 6.00%, 10/25/24	123,109	125,302

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series, Series 2007-WM1, Class A1, 4.06%, 06/27/37(a)(b)	$336,294	$332,089
FDIC Trust Series 2011-R1, Class A, 2.67%, 07/25/26(a)	201,738	205,125
Series 2010-R1, Class A, 2.18%, 05/25/50(a)	165,104	165,243
FHLMC, Series 3704, Class DC, 4.00%, 11/15/36	103,542	109,818
FHLMC Multifamily Structured Pass Through Certificates Series KF12, Class A, 1.22%, 09/25/22(b)	359,782	360,007
Series K053, Class A2, 3.00%, 12/25/25	255,000	273,922
FHLMC Reference REMIC Series R006, Class ZA, 6.00%, 04/15/36	332,879	385,273
Series R007, Class ZA, 6.00%, 05/15/36	285,774	324,498
FHLMC REMICS Series 3558, Class G, 4.00%, 08/15/24	485,000	527,036
Series 3123, Class HT, 5.00%, 03/15/26	50,042	55,006
Series 3150, Class EQ, 5.00%, 05/15/26	71,343	78,140
Series 2129, Class SG, IO, 6.47%, 06/17/27(b)	282,061	47,746
Series 3599, Class DY, 4.50%, 11/15/29	420,000	486,292
Series 3653, Class B, 4.50%, 04/15/30	232,809	255,811
Series 2649, Class IM, IO, 7.00%, 07/15/33	475,050	125,236
Series 2725, Class TA, 4.50%, 12/15/33	20,000	23,751
Series 3632, Class PK, 5.00%, 02/15/40	184,496	204,154
FHLMC Strips, Series 271, Class 30, 3.00%, 08/15/42	739,167	767,381
FHLMC Structured Pass Through Securities, Series T-56, Class A5, 5.23%, 05/25/43	108,287	121,361
FNMA, Series 2001-T4, Class A1, 7.50%, 07/25/41	247,299	303,410
FNMA Interest Strip Series 207, Class 2, IO, 8.00%, 02/25/23	44,986	7,407
Series 264, Class 2, IO, 8.00%, 07/25/24	111,064	22,450
Series 267, Class 2, IO, 8.50%, 10/25/24	131,638	32,223
Series 274, Class 2, IO, 8.50%, 10/25/25	123,533	28,068
Series 277, Class 2, IO, 7.50%, 04/25/27	54,518	11,992
FNMA REMICS Series 2006-22, Class CE, 4.50%, 08/25/23	73,814	78,598
Series 2009-71, Class MB, 4.50%, 09/25/24	65,733	70,437
Series 2004-70, Class EB, 5.00%, 10/25/24	43,345	47,089
Series 1997-61, Class PK, IO, 8.00%, 08/18/27	90,669	21,467
Series 2009-39, Class LB, 4.50%, 06/25/29	70,628	77,187
Series 2009-96, Class DB, 4.00%, 11/25/29	266,318	286,356
Series 2003-32, Class UI, IO, 6.00%, 05/25/33	93,794	22,274
Series 2003-35, Class UI, IO, 6.50%, 05/25/33	38,314	6,574
Series 2003-41, Class IB, IO, 7.00%, 05/25/33	139,071	32,731
Series 2003-44, Class IB, IO, 6.00%, 06/25/33	26,114	5,166
Series 2013-111, Class PL, 2.00%, 12/25/42	425,000	410,602
FREMF Mortgage Trust Series 2010-K7, Class B, 5.63%, 04/25/20(a)(b)	550,000	608,146
Series 2015-K721, Class B, 3.68%, 11/25/47(a)(b)	140,000	139,626
GMACM Mortgage Loan Trust, Series 2005-AR2, Class 4A, 3.41%, 05/25/35(b)	39,196	36,142
GNMA Series 2010-14, Class A, 4.50%, 06/16/39	60,459	64,376
Series 2010-H12, Class PT, 5.47%, 11/20/59	197,248	201,259
GSMPS Mortgage Loan Trust Series 2006-RP1, Class 1A2, 7.50%, 01/25/36(a)	138,826	148,550
Series 2006-RP1, Class 1A3, 8.00%, 01/25/36(a)	52,832	57,266
J.P. Morgan Mortgage Trust Series 2005-A6, Class 1A2, 3.16%, 09/25/35(b)	105,656	100,566
Series 2005-A8, Class 1A1, 2.75%, 11/25/35(b)	42,536	40,116
Series 2006-A6, Class 1A2, 3.07%, 10/25/36(b)	7,691	6,948
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(a)	164,816	166,589
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 2A, 2.71%, 10/25/35(b)	326,899	327,036
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.40%, 12/08/20	121,522	122,256
RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.50%, 02/26/35(a)	71,056	71,617
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-34A, Class 6A, 3.12%, 11/25/33(b)	190,184	186,969

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 2.77%, 03/25/34(b)	$57,174	$57,237
Series 2006-AR14, Class 1A4, 2.24%, 11/25/36(b)	122,183	108,282
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1, 2.99%, 09/25/34(b)	36,084	37,157
Series 2005-AR2, Class 2A1, 2.88%, 03/25/35(b)	65,441	64,917
Series 2006-AR6, Class 7A1, 2.96%, 03/25/36(b)	33,441	33,006
Series 2006-AR10, Class 5A1, 3.08%, 07/25/36(b)	118,114	115,910

Total Collateralized Mortgage Obligations (cost $8,891,444)		9,589,560

Commercial Mortgage-Backed Securities 2.9%

	Principal Amount	Market Value
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(a)	425,000	470,499
Banc of America Commercial Mortgage Trust Series 2007-2, Class AM, 5.80%, 04/10/49(b)	305,000	310,230
Series 2008-1, Class A4, 6.44%, 02/10/51(b)	240,236	249,326
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR5, Class L, 4.69%, 07/11/42(a)(b)	225,000	218,604
BHMS Mortgage Trust, Series 2014-ATLS, Class BFX, 4.24%, 07/05/33(a)	320,000	321,188
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.89%, 12/15/47(a)(b)	125,000	139,819
COMM Mortgage Trust Series 2015-CR26, Class C, 4.64%, 10/10/48(b)	545,000	547,746
Series 2015-PC1, Class B, 4.59%, 07/10/50(b)	115,000	121,629
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.30%, 12/10/49(b)	52,576	54,095
Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.44%, 03/10/39	121,690	121,869
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 07/15/37	316	316
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A3, 3.45%, 08/15/48	105,000	112,825
CSMC Trust, Series 2014-USA, Class A2, 3.95%, 09/15/37(a)	295,000	318,095
DBCCRE Mortgage Trust Series 2014-ARCP, Class A, 4.24%, 01/10/34(a)	170,000	184,664
Series 2014-ARCP, Class C, 5.10%, 01/10/34(a)(b)	425,000	445,474
FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class X1, IO, 1.62%, 02/25/18(b)	5,226,878	84,928
GS Mortgage Securities Trust, Series 2014-GC18, Class A1, 1.30%, 01/10/47	8,536	8,534
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2004-LN2, Class B, 5.47%, 07/15/41(b)	160,000	158,995
Series 2005-CB12, Class AJ, 4.99%, 09/12/37(b)	149,424	149,323
Series 2006-CB16, Class AM, 5.59%, 05/12/45	50,768	50,729
Series 2007-LDPX, Class AM, 5.46%, 01/15/49(b)	510,000	499,986
Series 2015-FL7, Class A, 1.77%, 05/15/28(a)(b)	126,448	125,843
Series 2016-ATRM, Class B, 3.97%, 10/05/28(a)	175,000	178,499
Series 2015-SGP, Class C, 4.02%, 07/15/36(a)(b)	515,000	515,057
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class F, 5.35%, 11/15/40(b)	225,000	226,721
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 02/12/51	265,593	273,257
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class C, 4.99%, 02/15/47(b)	230,000	248,955
Series 2015-C24, Class C, 4.50%, 05/15/48(b)	45,000	43,512
Morgan Stanley Capital I Trust Series 2006-IQ12, Class AM, 5.37%, 12/15/43	145,000	145,253
Series 2012-C4, Class A2, 2.11%, 03/15/45	13,905	13,944

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage-Backed Securities (continued)

	Principal Amount		Market Value
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, 10/15/30(a)		$110,000	$113,425
MSCG Trust, Series 2015-ALDR, Class A2, 3.58%, 06/07/35(a)(b)		175,000	184,002
RBSCF Trust, Series 2010-RR4, Class CMLA, 6.30%, 12/16/49(a)(b)		78,143	79,388
Rialto Capital Management LLC, Series 2014-LT5, Class A, 2.85%, 05/15/24(a)		12,454	12,431
RREF LLC, Series 2015-LT7, Class A, 3.00%, 12/25/32(a)		127,923	127,923
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4, 3.06%, 10/10/48		310,000	319,251
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class AM, 6.29%, 06/15/45(b)		280,000	281,880
Series 2007-C31, Class A4, 5.51%, 04/15/47		187,913	189,613
Series 2007-C31, Class AM, 5.59%, 04/15/47(b)		320,000	324,286
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.66%, 03/15/47		230,000	244,209

Total Commercial Mortgage-Backed Securities (cost $8,169,787)			8,216,323

Corporate Bonds 44.1%

	Principal Amount		Market Value
Aerospace & Defense 0.1%
Lockheed Martin Corp., 3.35%, 09/15/21		290,000	310,698

Airlines 0.1%
American Airlines Group, Inc., 5.50%, 10/01/19(a)		305,000	317,581

Auto Components 0.5%
Adient Global Holdings Ltd., 4.88%, 08/15/26(a)		350,000	350,437
Allison Transmission, Inc., 5.00%, 10/01/24(a)		345,000	353,625
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26		140,000	144,025
IHO Verwaltungs GmbH, 4.50%, 09/15/23(a)(d)		335,000	338,139
Schaeffler Finance BV, 4.75%, 05/15/23(a)		260,000	269,100

			1,455,326

Automobiles 0.3%
General Motors Co., 4.88%, 10/02/23		610,000	660,888
Hyundai Capital America, 2.00%, 07/01/19(a)		200,000	201,087

			861,975

Banks 3.3%
ABN AMRO Bank NV, 1.54%, 10/28/16(a)(b)		300,000	300,165
Banco Hipotecario SA, 9.75%, 11/30/20(a)		205,000	234,212
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 06/06/24(a)		250,000	253,125
Banco Mercantil del Norte SA, 5.75%, 10/04/31(a)(b)		225,000	219,982
Bancolombia SA, 6.13%, 07/26/20		100,000	107,750
5.95%, 06/03/21		150,000	165,517
BanColombia SA, 5.13%, 09/11/22		185,000	192,472
Bank of America Corp., 3.50%, 04/19/26		495,000	514,409
Bank of Montreal, 1.90%, 08/27/21		340,000	338,224
BBVA Bancomer SA, 6.75%, 09/30/22(a)		100,000	111,750
Citigroup, Inc., 6.25%, 06/29/17	NZD	150,000	111,663
2.26%, 09/01/23(b)		$390,000	391,866
4.45%, 09/29/27		255,000	266,851
4.65%, 07/30/45		320,000	361,165
Compass Bank, 6.40%, 10/01/17		760,000	791,221
Cooperatieve Rabobank UA, 2.25%, 12/21/16	SEK	300,000	35,151
11.00%, 06/30/19(a)(e)		$290,000	351,263
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 04/17/26(a)		440,000	461,993
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(a)		240,000	235,267
Fifth Third Bank, 2.88%, 10/01/21		400,000	418,410
Finansbank A/S, 6.25%, 04/30/19(a)		300,000	313,624
HSBC Bank plc, 7.65%, 05/01/25		115,000	144,732
HSBC Holdings plc, 2.65%, 01/05/22		295,000	293,996
3.90%, 05/25/26		340,000	352,249
Intesa Sanpaolo SpA, 2.38%, 01/13/17		390,000	390,542
JPMorgan Chase & Co., 4.25%, 11/02/18	NZD	200,000	148,735
2.30%, 08/15/21		$390,000	390,848
Royal Bank of Scotland Group plc, 3.88%, 09/12/23		310,000	305,038
Toronto-Dominion Bank (The), 2.13%, 04/07/21		330,000	333,946
3.62%, 09/15/31(b)		320,000	320,883
UBS Group Funding Jersey Ltd., 2.65%, 02/01/22(a)		230,000	229,572
4.13%, 04/15/26(a)		265,000	278,643

			9,365,264

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Beverages 0.6%
Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26		$410,000	$440,340
4.70%, 02/01/36		1,015,000	1,167,020

			1,607,360

Biotechnology 0.4%
AbbVie, Inc., 2.50%, 05/14/20		410,000	417,984
Gilead Sciences, Inc., 2.55%, 09/01/20		775,000	800,499

			1,218,483

Building Products 0.2%
Reliance Intermediate Holdings LP, 6.50%, 04/01/23(a)		255,000	267,750
USG Corp., 5.50%, 03/01/25(a)(f)		365,000	391,462

			659,212

Capital Markets 1.1%
Bank of New York Mellon Corp. (The), 2.20%, 08/16/23		280,000	279,157
CDP Financial, Inc., 5.60%, 11/25/39(a)		290,000	391,272
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	975,000	745,684
2.35%, 11/15/21		$290,000	289,327
6.75%, 10/01/37		410,000	522,057
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)		500,000	508,821
Morgan Stanley, 4.75%, 11/16/18	AUD	130,000	103,417
3.88%, 01/27/26		$220,000	233,570

			3,073,305

Chemicals 1.3%
Albemarle Corp., 4.15%, 12/01/24		185,000	199,432
5.45%, 12/01/44		375,000	436,619
Blue Cube Spinco, Inc., 10.00%, 10/15/25(a)		305,000	359,900
Braskem America Finance Co., 7.13%, 07/22/41(a)		295,000	311,594
Braskem Finance Ltd., 5.75%, 04/15/21(a)		115,000	120,543
6.45%, 02/03/24(f)		375,000	405,937
Chemours Co. (The), 7.00%, 05/15/25		320,000	314,400
NOVA Chemicals Corp., 5.25%, 08/01/23(a)		25,000	25,563
5.00%, 05/01/25(a)		200,000	202,500
Rayonier AM Products, Inc., 5.50%, 06/01/24(a)(f)		940,000	860,100
Yara International ASA, 3.80%, 06/06/26(a)		435,000	448,970

			3,685,558

Commercial Services & Supplies 0.6%
AerCap Global Aviation Trust, 6.50%, 06/15/45(a)(b)		315,000	323,662
Atento Luxco 1 SA, Reg. S, 7.38%, 01/29/20(f)		350,000	363,125
Clean Harbors, Inc., 5.13%, 06/01/21		290,000	297,250
Covanta Holding Corp., 5.88%, 03/01/24(f)		250,000	250,625
Quad/Graphics, Inc., 7.00%, 05/01/22		400,000	384,000

			1,618,662

Communications Equipment 1.0%
Altice Financing SA, 7.50%, 05/15/26(a)		300,000	312,375
Avaya, Inc., 9.00%, 04/01/19(a)		625,000	467,188
Harris Corp., 2.00%, 04/27/18		330,000	331,876
Nokia OYJ, 6.63%, 05/15/39		748,000	811,580
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25(a)		260,000	263,250
Ziggo Secured Finance BV, 5.50%, 01/15/27(a)		675,000	674,156

			2,860,425

Construction & Engineering 0.1%
AECOM, 5.75%, 10/15/22(f)		280,000	294,087
Odebrecht Finance Ltd., 5.25%, 06/27/29(a)		50,000	18,000
Reg. S, 5.25%, 06/27/29		200,000	72,000

			384,087

Construction Materials 0.2%
Cemex Finance LLC, 9.38%, 10/12/22(a)		250,000	274,062
US Concrete, Inc., 6.38%, 06/01/24		315,000	326,813

			600,875

Consumer Finance 0.7%
Ally Financial, Inc., 4.13%, 02/13/22		415,000	419,669
Capital One Financial Corp., 3.75%, 07/28/26		305,000	306,081
Ford Motor Credit Co. LLC, 2.55%, 10/05/18		400,000	405,867
General Motors Financial Co., Inc., 5.25%, 03/01/26		375,000	411,856
TMX Finance LLC/TitleMax Finance Corp., 8.50%, 09/15/18(a)		450,000	335,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Consumer Finance (continued)
Unifin Financiera SAB de CV SOFOM ENR, 7.25%, 09/27/23(a)		$200,000	$199,680

			2,078,403

Containers & Packaging 0.7%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 4.63%, 05/15/23(a)		400,000	402,000
Ball Corp., 5.25%, 07/01/25(f)		250,000	269,375
Graphic Packaging International, Inc., 4.13%, 08/15/24		280,000	282,100
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 5.13%, 07/15/23(a)		325,000	335,562
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25		550,000	660,000

			1,949,037

Distributors 0.2%
LKQ Corp., 4.75%, 05/15/23		275,000	282,562
Samsung Electronics America, Inc., 1.75%, 04/10/17(a)		290,000	290,665

			573,227

Diversified Consumer Services 0.3%
Service Corp. International, 7.50%, 04/01/27		650,000	763,750

Diversified Financial Services 1.1%
Apollo Management Holdings LP, 4.40%, 05/27/26(a)		250,000	262,190
Bear Stearns Cos. LLC (The), 5.55%, 01/22/17		345,000	349,520
Berkshire Hathaway, Inc., 2.20%, 03/15/21		195,000	200,581
Goldman Sachs Capital I, 6.35%, 02/15/34		615,000	749,485
Mexico City Airport Trust, 5.50%, 10/31/46(a)		200,000	196,196
ROC Finance LLC/ROC Finance 1 Corp., 12.13%, 09/01/18(a)		545,000	557,944
Shell International Finance BV, 2.88%, 05/10/26		290,000	294,334
4.00%, 05/10/46		210,000	214,831
Stena International SA, 5.75%, 03/01/24(a)		250,000	208,750

			3,033,831

Diversified Telecommunication Services 3.0%
AT&T, Inc., 4.55%, 03/09/49(a)		440,000	441,791
Avanti Communications Group plc, 10.00%, 10/01/19(a)		500,000	397,500
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 02/15/26(a)		400,000	424,000
CenturyLink, Inc., Series Y, 7.50%, 04/01/24(f)		270,000	288,225
Colombia Telecomunicaciones SA ESP, 8.50%, 03/30/20(a)(e)		240,000	208,800
Columbus International, Inc., 7.38%, 03/30/21(a)		410,000	434,846
Frontier Communications Corp., 11.00%, 09/15/25		560,000	584,500
Intelsat Jackson Holdings SA, 7.25%, 04/01/19		750,000	603,281
8.00%, 02/15/24(a)		305,000	305,763
Level 3 Financing, Inc., 5.25%, 03/15/26(a)		270,000	278,775
SFR Group SA, 5.63%, 05/15/24(a)	EUR	300,000	347,789
7.38%, 05/01/26(a)		$675,000	689,978
Sable International Finance Ltd., 6.88%, 08/01/22(a)		200,000	207,500
Sprint Capital Corp., 8.75%, 03/15/32		285,000	290,700
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22(a)		200,000	207,000
TELUS Corp., Series CG, 5.05%, 12/04/19	CAD	65,000	54,709
Verizon Communications, Inc., 1.38%, 08/15/19		$605,000	602,083
5.15%, 09/15/23		410,000	477,620
4.67%, 03/15/55		310,000	326,098
Virgin Media Secured Finance plc, 5.25%, 01/15/26(a)		550,000	558,250
Wind Acquisition Finance SA, 4.75%, 07/15/20(a)		400,000	403,000
7.00%, 04/23/21(a)	EUR	100,000	117,250
7.38%, 04/23/21(a)		$300,000	313,500

			8,562,958

Electric Utilities 1.2%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, 7.95%, 05/11/26(a)(f)		200,000	213,000
Commonwealth Edison Co., 5.80%, 03/15/18		265,000	282,361
Duke Energy Progress LLC, 4.10%, 03/15/43		300,000	325,784
Emera US Finance LP, 3.55%, 06/15/26(a)		265,000	274,646
4.75%, 06/15/46(a)		170,000	182,452
Emera, Inc., Series 16-A, 6.75%, 06/15/76(b)		280,000	301,140
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		309,000	16,995
Exelon Corp., 2.85%, 06/15/20		450,000	466,599
Fortis, Inc., 2.10%, 10/04/21(a)		240,000	239,121
3.06%, 10/04/26(a)		225,000	224,045
Great Plains Energy, Inc., 5.29%, 06/15/22(c)		380,000	425,386
Monongahela Power Co., 4.10%, 04/15/24(a)		210,000	230,697
5.40%, 12/15/43(a)		225,000	284,164

			3,466,390

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Energy Equipment & Services 1.1%
KazMunayGas National Co. JSC, 6.38%, 04/09/21(a)	$250,000	$275,625
Lukoil International Finance BV, Reg. S, 6.13%, 11/09/20	200,000	220,659
Petrobras Global Finance BV, 8.75%, 05/23/26	200,000	221,000
Petroleum Co. of Trinidad & Tobago Ltd., 6.00%, 05/08/22(a)	177,500	173,950
Schlumberger Holdings Corp., 4.00%, 12/21/25(a)	300,000	326,393
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(a)	875,000	866,250
Transocean, Inc., 3.75%, 10/15/17	817,000	821,085
Ultrapar International SA, 5.25%, 10/06/26(a)	200,000	198,500
Weatherford International Ltd., 5.95%, 04/15/42	95,000	65,075

		3,168,537

Equity Real Estate Investment Trusts (REITs) 0.9%
Boston Properties LP, 2.75%, 10/01/26	300,000	295,515
Communications Sales & Leasing, Inc./CSL Capital LLC, 6.00%, 04/15/23(a)	400,000	415,000
8.25%, 10/15/23	145,000	152,176
DuPont Fabros Technology LP, 5.63%, 06/15/23	500,000	526,250
GEO Group, Inc. (The), 6.00%, 04/15/26(f)	455,000	386,750
MPT Operating Partnership LP, 5.25%, 08/01/26	625,000	648,438
O1 Properties Finance plc, 8.25%, 09/27/21(a)	150,000	147,937

		2,572,066

Food & Staples Retailing 0.3%
Cencosud SA, 5.15%, 02/12/25(a)(f)	185,000	197,657
CVS Health Corp., 2.88%, 06/01/26	235,000	238,482
5.13%, 07/20/45	360,000	440,512

		876,651

Food Products 1.5%
Dean Foods Co., 6.50%, 03/15/23(a)	250,000	266,625
ESAL GmbH, 6.25%, 02/05/23(a)(f)	125,000	121,250
Grupo Bimbo SAB de CV, 4.88%, 06/27/44(a)	300,000	297,250
JBS Investments GmbH, 7.75%, 10/28/20(a)	500,000	523,750
7.25%, 04/03/24(a)	150,000	152,625
Kraft Heinz Foods Co., 4.88%, 02/15/25(a)	930,000	1,025,590
Land O’ Lakes, Inc., 6.00%, 11/15/22(a)	425,000	471,325
Marfrig Holdings Europe BV, Class B, Reg. S, 6.88%, 06/24/19	200,000	203,500
8.00%, 06/08/23(a)	65,000	66,592
Marfrig Overseas Ltd., 9.50%, 05/04/20(a)	555,000	571,650
Minerva Luxembourg SA, 6.50%, 09/20/26(a)	175,000	171,938
TreeHouse Foods, Inc., 6.00%, 02/15/24(a)	250,000	269,062

		4,141,157

Gas Utilities 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24	265,000	280,900
DCP Midstream Operating LP, 2.50%, 12/01/17	75,000	74,625
3.88%, 03/15/23	305,000	291,275
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	265,000	279,906
5.75%, 05/15/24	335,000	360,544
5.00%, 03/15/27(a)	300,000	307,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 09/15/24(a)	330,000	332,475
Transcanada Trust, Series 16-A, 5.87%, 08/15/76(b)	315,000	333,270

		2,260,495

Health Care Equipment & Supplies 0.3%
Halyard Health, Inc., 6.25%, 10/15/22	275,000	281,188
Hill-Rom Holdings, Inc., 5.75%, 09/01/23(a)	400,000	426,920

		708,108

Health Care Providers & Services 1.3%
Aetna, Inc., 1.90%, 06/07/19	280,000	282,569
2.80%, 06/15/23	215,000	219,545
Anthem, Inc., 3.13%, 05/15/22	375,000	390,339
Express Scripts Holding Co., 3.00%, 07/15/23	480,000	487,532
HCA, Inc., 5.25%, 04/15/25	235,000	250,569
7.50%, 11/06/33	775,000	839,906
HealthSouth Corp., 5.75%, 09/15/25	250,000	260,625
MEDNAX, Inc., 5.25%, 12/01/23(a)	275,000	289,094
Tenet Healthcare Corp., 8.00%, 08/01/20	325,000	328,250
Universal Health Services, Inc., 5.00%, 06/01/26(a)	275,000	286,344

		3,634,773

Health Care Technology 0.1%
IMS Health, Inc., 5.00%, 10/15/26(a)(f)	350,000	364,000

Hotels, Restaurants & Leisure 0.8%
Brinker International, Inc., 5.00%, 10/01/24(a)	290,000	294,020

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Operating Co., Inc., 11.25%, 06/01/17(g)	$450,000	$463,500
Carrols Restaurant Group, Inc., 8.00%, 05/01/22	375,000	405,469
Darden Restaurants, Inc., 6.80%, 10/15/37	170,000	200,985
International Game Technology plc, 6.25%, 02/15/22(a)	275,000	291,500
Ruby Tuesday, Inc., 7.63%, 05/15/20	475,000	450,062
Scientific Games International, Inc., 7.00%, 01/01/22(a)(f)	275,000	290,812

		2,396,348

Household Durables 0.8%
Newell Brands, Inc., 3.85%, 04/01/23	620,000	659,969
NVR, Inc., 3.95%, 09/15/22	330,000	351,403
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23(a)	335,000	335,000
Springs Industries, Inc., 6.25%, 06/01/21	251,000	259,785
Taylor Morrison Communities, Inc./Monarch Communities Inc, 5.88%, 04/15/23(a)	270,000	282,825
Tempur Sealy International, Inc., 5.50%, 06/15/26(a)(f)	475,000	489,250

		2,378,232

Household Products 0.1%
Spectrum Brands, Inc., 5.75%, 07/15/25(f)	355,000	383,400

Independent Power and Renewable Electricity Producers 0.3%
AES Corp., 3.84%, 06/01/19(b)(f)	45,000	45,112
6.00%, 05/15/26(f)	50,000	52,875
Dynegy, Inc., 7.63%, 11/01/24(f)	250,000	245,500
NRG Energy, Inc., 7.88%, 05/15/21	70,000	73,150
7.25%, 05/15/26(a)(f)	165,000	167,888
6.63%, 01/15/27(a)	390,000	382,200

		966,725

Industrial Conglomerates 0.3%
General Electric Co., 5.25%, 12/06/17	220,000	230,605
1.16%, 05/05/26(b)	345,000	335,748
4.50%, 03/11/44	285,000	328,101

		894,454

Insurance 1.6%
Assurant, Inc., 2.50%, 03/15/18	465,000	470,420
Chubb INA Holdings, Inc., 2.30%, 11/03/20	310,000	318,060
2.88%, 11/03/22	215,000	225,859
Genworth Holdings, Inc., 6.52%, 05/22/18(f)	125,000	127,500
7.70%, 06/15/20(f)	250,000	248,125
6.50%, 06/15/34	349,000	284,435
MetLife, Inc., 10.75%, 08/01/39	505,000	809,313
Mutual of Omaha Insurance Co., 4.30%, 07/15/54(a)(b)	375,000	376,159
USF&G Capital III, 8.31%, 07/01/46(a)	490,000	676,161
Validus Holdings Ltd., 8.88%, 01/26/40	245,000	342,265
ZFS Finance USA Trust V, 6.50%, 05/09/37(a)(b)	535,000	540,056

		4,418,353

Internet Software & Services 0.1%
VeriSign, Inc., 4.63%, 05/01/23	400,000	405,500

IT Services 0.1%
iPayment, Inc., 9.50%, 12/15/19(a)	284,232	285,298

Machinery 0.1%
Cortes NP Acquisition Corp., 9.25%, 10/15/24(a)	325,000	325,000

Marine 0.3%
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(a)	325,000	331,724
5.38%, 05/05/45(a)	425,000	433,500
Stena AB, 7.00%, 02/01/24(a)(f)	200,000	165,000

		930,224

Media 3.7%
Altice Luxembourg SA, 7.75%, 05/15/22(a)	950,000	1,014,125
AMC Entertainment, Inc., 5.75%, 06/15/25(f)	350,000	353,500
Cablevision SA, 6.50%, 06/15/21(a)	200,000	208,500
Cenveo Corp., 6.00%, 08/01/19(a)	475,000	421,563
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22(a)	375,000	404,648
6.38%, 10/23/35(a)	390,000	459,334
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	550,000	554,125
Series B, 6.50%, 11/15/22	575,000	598,719
Comcast Corp., 1.63%, 01/15/22	305,000	302,451
CSC Holdings LLC, 6.75%, 11/15/21	300,000	317,250
10.13%, 01/15/23(a)	475,000	547,437
5.50%, 04/15/27(a)(f)	350,000	357,875
DISH DBS Corp., 7.75%, 07/01/26(a)	825,000	876,562

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
Grupo Televisa SAB, 6.13%, 01/31/46	$325,000	$355,666
Lamar Media Corp., 5.38%, 01/15/24	250,000	262,500
National CineMedia LLC, 5.75%, 08/15/26(a)	450,000	466,875
Nexstar Escrow Corp., 5.63%, 08/01/24(a)(f)	300,000	300,750
Sirius XM Radio, Inc., 5.38%, 04/15/25(a)	435,000	449,138
SiTV LLC/SiTV Finance, Inc., 10.38%, 07/01/19(a)	325,000	223,438
Sky plc, 6.10%, 02/15/18(a)	390,000	411,580
Time, Inc., 5.75%, 04/15/22(a)	450,000	441,844
Univision Communications, Inc., 5.13%, 02/15/25(a)	300,000	301,875
VTR Finance BV, 6.88%, 01/15/24(a)(f)	455,000	475,248
WMG Acquisition Corp., 5.00%, 08/01/23(a)	475,000	482,125

		10,587,128

Metals & Mining 1.9%
AK Steel Corp., 7.50%, 07/15/23(f)	595,000	633,675
Alcoa Nederland Holding BV, 6.75%, 09/30/24(a)	305,000	316,819
ArcelorMittal, 7.25%, 02/25/22(f)	305,000	346,175
6.13%, 06/01/25(f)	360,000	392,400
7.75%, 03/01/41	130,000	135,525
Barrick Gold Corp., 4.10%, 05/01/23	263,000	283,624
5.25%, 04/01/42	165,000	180,941
Barrick North America Finance LLC, 5.75%, 05/01/43	190,000	222,801
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75(a)(b)	345,000	390,712
First Quantum Minerals Ltd., 7.00%, 02/15/21(a)	805,000	720,475
New Gold, Inc., 6.25%, 11/15/22(a)	530,000	541,925
Vale Overseas Ltd., 5.88%, 06/10/21(f)	815,000	853,305
6.25%, 08/10/26(f)	75,000	78,353
6.88%, 11/10/39	255,000	246,712

		5,343,442

Multiline Retail 0.2%
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)	200,000	197,400
Kohl’s Corp., 5.55%, 07/17/45	345,000	338,274

		535,674

Oil, Gas & Consumable Fuels 3.4%
Anadarko Petroleum Corp., 6.45%, 09/15/36	581,000	678,782
Antero Resources Corp., 5.13%, 12/01/22	335,000	337,512
Callon Petroleum Co., 6.13%, 10/01/24(a)	380,000	393,300
Canadian Oil Sands Ltd., 7.75%, 05/15/19(a)	505,000	565,323
Chaparral Energy, Inc., 7.63%, 11/15/22(g)	460,000	309,350
Chevron Corp., 2.95%, 05/16/26	210,000	216,992
Continental Resources, Inc., 4.50%, 04/15/23	120,000	115,200
Devon Energy Corp., 5.85%, 12/15/25	460,000	517,674
Energy Transfer Partners LP, 4.05%, 03/15/25	330,000	327,305
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 02/15/21	245,000	245,000
Holly Energy Partners LP/Holly Energy Finance Corp., 6.00%, 08/01/24(a)	260,000	269,100
Kinder Morgan, Inc., 5.55%, 06/01/45	300,000	307,767
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 02/01/21(g)	375,000	95,625
MPLX LP, 4.88%, 12/01/24	305,000	315,469
NGPL PipeCo LLC, 7.12%, 12/15/17(a)	410,000	428,450
NuStar Logistics LP, 6.75%, 02/01/21	290,000	312,475
Pacific Exploration and Production Corp., 7.25%, 12/12/21(a)(g)	100,000	18,625
5.63%, 01/19/25(a)(g)	635,000	117,475
Reg. S, 5.63%, 01/19/25(g)	250,000	46,250
Pertamina Persero PT, 6.00%, 05/03/42(a)	195,000	214,664
Petrobras Global Finance BV, 6.75%, 01/27/41	205,000	175,993
Petroleos de Venezuela SA, Reg. S, 5.25%, 04/12/17	200,000	170,480
Reg. S, 8.50%, 11/02/17	296,667	254,688
Reg. S, 5.38%, 04/12/27	390,000	162,845
Reg. S, 5.50%, 04/12/37	340,000	141,100
Resolute Energy Corp., 8.50%, 05/01/20	175,000	162,750
Sanchez Energy Corp., 6.13%, 01/15/23	415,000	333,037
Suncor Energy, Inc., 5.95%, 12/01/34	270,000	326,685
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 08/01/22	270,000	279,450
Total Capital SA, 2.13%, 08/10/18	475,000	482,752
Williams Partners LP, 3.60%, 03/15/22	665,000	676,551
WPX Energy, Inc., 6.00%, 01/15/22(f)	330,000	329,381
YPF SA, 8.88%, 12/19/18(a)	110,000	121,825
8.50%, 03/23/21(a)	150,000	167,400

		9,617,275

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Paper & Forest Products 0.4%
Catalyst Paper Corp., 11.00%, 10/30/17(d)		$325,000	$208,000
Eldorado Intl. Finance GmbH, 8.63%, 06/16/21(a)		685,000	548,000
Georgia-Pacific LLC, 8.88%, 05/15/31		230,000	363,838

			1,119,838

Pharmaceuticals 1.1%
AstraZeneca plc, 2.38%, 11/16/20		225,000	231,389
Mylan NV, 3.95%, 06/15/26(a)		910,000	916,859
Perrigo Co. plc, 2.30%, 11/08/18		335,000	336,149
Perrigo Finance Unlimited Co., 4.38%, 03/15/26		200,000	208,718
Shire Acquisitions Investments Ireland Designated Activity Co., 1.90%, 09/23/19		575,000	574,705
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21		500,000	498,115
2.80%, 07/21/23		230,000	230,590

			2,996,525

Real Estate Management & Development 0.1%
Dubai Holding Commercial Operations MTN Ltd., 6.00%, 02/01/17	GBP	300,000	393,174

Road & Rail 0.1%
Ashtead Capital, Inc., 5.63%, 10/01/24(a)		$265,000	278,912
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(a)		62,000	69,053

			347,965

Semiconductors & Semiconductor Equipment 0.2%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		275,000	282,219
Micron Technology, Inc., 5.25%, 08/01/23(a)		400,000	395,000

			677,219

Software 0.5%
BMC Software Finance, Inc., 8.13%, 07/15/21(a)		575,000	521,813
Microsoft Corp., 2.00%, 08/08/23		305,000	304,592
Oracle Corp., 1.90%, 09/15/21		340,000	340,863
2.65%, 07/15/26		370,000	370,067

			1,537,335

Sovereign 0.1%
Republic of Angola, Reg. S, 7.00%, 08/16/19		187,500	187,538

Specialty Retail 0.5%
AutoNation, Inc., 4.50%, 10/01/25		385,000	408,042
CST Brands, Inc., 5.00%, 05/01/23		275,000	289,094
Guitar Center, Inc., 6.50%, 04/15/19(a)		230,000	202,400
L Brands, Inc., 5.63%, 02/15/22		250,000	279,375
Penske Automotive Group, Inc., 5.50%, 05/15/26		300,000	299,250

			1,478,161

Supranational 0.1%
Ukreximbank Via Biz Finance plc, Reg. S, 9.63%, 04/27/22		300,000	294,060

Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc., 2.45%, 08/04/26		305,000	305,298
Diamond 1 Finance Corp./Diamond 2 Finance Corp, 4.42%, 06/15/21(a)		340,000	355,341
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 06/15/23(a)		1,130,000	1,210,746
Hewlett Packard Enterprise Co., 2.45%, 10/05/17(a)		965,000	972,729
6.20%, 10/15/35(a)		480,000	500,214
NCR Corp., 6.38%, 12/15/23(f)		375,000	396,563
Seagate HDD Cayman, 4.75%, 06/01/23		860,000	851,400

			4,592,291

Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc., 4.88%, 05/15/26(a)		105,000	107,363
Wolverine World Wide, Inc., 5.00%, 09/01/26(a)(f)		265,000	267,650

			375,013

Thrifts & Mortgage Finance 0.2%
MGIC Investment Corp., 5.75%, 08/15/23		300,000	312,000
Quicken Loans, Inc., 5.75%, 05/01/25(a)(f)		275,000	272,937

			584,937

Tobacco 0.5%
Altria Group, Inc., 9.95%, 11/10/38		55,000	101,643
10.20%, 02/06/39		272,000	514,095
3.88%, 09/16/46		275,000	285,299
Reynolds American, Inc., 6.88%, 05/01/20		315,000	368,871

			1,269,908

Trading Companies & Distributors 0.1%
United Rentals North America, Inc., 6.13%, 06/15/23		95,000	99,631

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Trading Companies & Distributors (continued)
United Rentals North America, Inc., (continued)
4.63%, 07/15/23		$260,000	$266,500

			366,131

Transportation Infrastructure 0.1%
ENA Norte Trust, 4.95%, 04/25/23(a)		206,439	214,696

Wireless Telecommunication Services 1.4%
Crown Castle Towers LLC, 3.22%, 05/15/22(a)		420,000	433,020
Digicel Group Ltd., 7.13%, 04/01/22(a)		895,000	684,407
Digicel Ltd., 6.75%, 03/01/23(a)		925,000	816,312
Inmarsat Finance plc, 6.50%, 10/01/24(a)(f)		525,000	526,313
Sprint Communications, Inc., 9.00%, 11/15/18(a)		240,000	264,900
7.00%, 08/15/20		335,000	336,675
Sprint Corp., 7.88%, 09/15/23		465,000	467,906
T-Mobile USA, Inc., 6.63%, 04/28/21		245,000	257,862
6.50%, 01/15/26(f)		155,000	171,469

			3,958,864

Total Corporate Bonds (cost $123,065,999)			126,032,902

Foreign Government Securities 12.9%

	Principal Amount		Market Value
ANGOLA 0.1%
Republic of Angola, 9.50%, 11/12/25(a)		245,000	243,520

ARGENTINA 0.9%
Letras Del Banco Central De La Republica Argentina, 0.00%, 12/21/16	ARS	2,668,986	164,878
Provincia de Buenos Aires, Reg. S, 9.38%, 09/14/18		$250,000	275,000
9.95%, 06/09/21(a)		200,000	230,000
7.88%, 06/15/27(a)		160,000	170,800
Provincia del Chubut Argentina, 7.75%, 07/26/26(a)		65,000	66,788
Republic of Argentina, 7.00%, 04/17/17		65,000	66,367
22.75%, 03/05/18	ARS	2,050,000	136,881
21.20%, 09/19/18		3,900,000	258,358
18.20%, 10/03/21		3,900,000	253,914
7.82%, 12/31/33	EUR	302,743	375,965
6.27%, 12/15/35(b)		$890,000	94,785
7.13%, 07/06/36(a)		350,000	370,650
2.26%, 12/31/38(c)	EUR	280,000	206,337

			2,670,723

AUSTRALIA 0.5%
Queensland Treasury Corp., Reg. S, 5.50%, 06/21/21	AUD	1,592,000	1,413,315

BELGIUM 0.3%
Kingdom of Belgium, Reg. S, 1.60%, 06/22/47(a)	EUR	609,501	778,924

BRAZIL 1.5%
Federative Republic of Brazil, 4.88%, 01/22/21		$505,000	539,087
4.25%, 01/07/25		225,000	224,438
7.13%, 01/20/37		125,000	146,875
5.63%, 01/07/41		175,000	174,125
5.63%, 02/21/47		150,000	148,125
Federative Republic of Brazil Series F, 10.00%, 01/01/17	BRL	2,347,000	715,531
10.00%, 01/01/25		4,308,000	1,225,576
10.00%, 01/01/27		3,964,000	1,111,351

			4,285,108

CANADA 0.6%
Province of Quebec Canada, 4.50%, 12/01/20	CAD	650,000	563,426
Canadian Government Bond, 2.25%, 06/01/25		1,010,000	857,201
3.50%, 12/01/45		270,000	292,442
Province of British Columbia Canada, 6.60%, 01/09/20(a)	INR	8,800,000	131,925

			1,844,994

COLOMBIA 0.4%
Colombian TES, 10.00%, 07/24/24	COP	925,000,000	381,327
Republic of Colombia, 7.00%, 05/04/22		1,715,600,000	604,969
2.63%, 03/15/23(f)		$300,000	295,950

			1,282,246

CROATIA 0.5%
Republic of Croatia, 6.75%, 11/05/19(a)		455,000	504,513
Reg. S, 3.88%, 05/30/22	EUR	494,000	600,401
6.00%, 01/26/24(a)(f)		$240,000	276,000

			1,380,914

ECUADOR 0.1%
Republic of Ecuador, 10.75%, 03/28/22(a)		200,000	204,000

FRANCE 0.1%
France Government Bond OAT, Reg. S, 3.25%, 05/25/45	EUR	139,612	245,657

GERMANY 0.0%†
Federal Republic of Germany, Reg. S, 2.50%, 08/15/46		61,328	108,357

GHANA 0.1%
Republic of Ghana, 9.25%, 09/15/22(a)		$105,000	107,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount		Market Value
GHANA (continued)
Republic of Ghana (continued)
7.88%, 08/07/23(a)		$270,000	$251,443

			359,043

HUNGARY 0.6%
Republic of Hungary, 4.13%, 02/19/18		240,000	248,102
2.50%, 10/27/21	HUF	171,440,000	645,884
5.50%, 06/24/25		186,000,000	823,175

			1,717,161

INDONESIA 1.1%
Republic of Indonesia, 3.38%, 04/15/23(a)(f)		$260,000	267,892
5.88%, 01/15/24(a)		100,000	117,927
4.75%, 01/08/26(a)		200,000	223,380
8.38%, 09/15/26	IDR	2,497,000,000	207,876
3.75%, 06/14/28(a)	EUR	455,000	559,244
8.25%, 05/15/36	IDR	14,839,000,000	1,225,455
6.63%, 02/17/37(a)		$170,000	222,874
6.63%, 02/17/37		70,000	91,771
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/24(a)		110,000	118,525
4.55%, 03/29/26(a)		245,000	265,531

			3,300,475

IRELAND 0.1%
Republic of Ireland, Reg. S, 1.00%, 05/15/26	EUR	155,000	185,167

ITALY 0.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 06/01/25		430,000	502,120

IVORY COAST 0.1%
Ivory Coast Government Bond, 5.75%, 12/31/32(a)(c)		$217,800	214,032

KAZAKHSTAN 0.1%
KazAgro National Management Holding JSC, 4.63%, 05/24/23(a)		225,000	216,540

KENYA 0.1%
Republic of Kenya, 5.88%, 06/24/19(a)		250,000	258,175

LITHUANIA 0.1%
Republic of Lithuania, 6.13%, 03/09/21(a)(f)		260,000	307,125

MALAYSIA 0.1%
Malaysia Government Bond, 3.80%, 08/17/23	MYR	1,590,000	392,396

MEXICO 0.8%
Mexico Government Bond, 6.50%, 06/09/22	MXN	6,100,000	324,907
5.75%, 03/05/26		7,666,100	387,684
Series M-30, 10.00%, 11/20/36		2,865,400	205,982
7.75%, 11/13/42		6,934,200	412,949
United Mexican States, 4.13%, 01/21/26		$200,000	215,100
4.35%, 01/15/47		225,000	221,062
Petroleos Mexicanos, 4.63%, 09/21/23(a)		375,000	375,525
6.75%, 09/21/47(a)		170,000	170,000

			2,313,209

MONGOLIA 0.0%†
Mongolia Government Bond, 4.13%, 01/05/18(a)		150,000	143,625

MOZAMBIQUE 0.0%†
Republic of Mozambique, 10.50%, 01/18/23(a)		200,000	161,500

NETHERLANDS 0.3%
Netherlands Government Bond, Reg. S, 2.50%, 01/15/33(a)	EUR	500,000	766,654

PERU 0.0%†
Republic of Peru, 6.35%, 08/12/28(a)	PEN	169,000	49,881

PHILIPPINES 0.3%
Republic of Philippines, 4.95%, 01/15/21	PHP	14,000,000	301,334
6.25%, 01/14/36		20,000,000	477,369

			778,703

QATAR 0.3%
State of Qatar, 4.63%, 06/02/46(a)		$765,000	835,763

ROMANIA 0.4%
Romania Government Bond, 2.50%, 04/29/19	RON	565,000	146,614
4.75%, 02/24/25		1,610,000	463,163
5.80%, 07/26/27		1,520,000	479,184

			1,088,961

RUSSIA 0.7%
Russian Federal Bond - OFZ, 7.50%, 02/27/19	RUB	48,435,000	756,279
7.00%, 08/16/23		29,100,000	436,071
7.05%, 01/19/28		37,157,000	549,419
Russian Foreign Bond - Eurobond, Reg. S, 5.00%, 04/29/20		$200,000	215,716

			1,957,485

SERBIA 0.1%
Republic of Serbia, 7.25%, 09/28/21(a)		195,000	226,988

SLOVENIA 0.1%
Republic of Slovenia, Reg. S, 4.63%, 09/09/24	EUR	157,000	235,235

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount		Market Value
SOUTH AFRICA 0.1%
Republic of South Africa, 8.75%, 01/31/44	ZAR	3,015,007	$205,543

SPAIN 0.5%
Kingdom of Spain,
Reg. S, 1.30%, 10/31/26(a)	EUR	440,000	510,860
Reg. S, 5.15%, 10/31/28(a)		300,000	489,237
Reg. S, 5.15%, 10/31/44(a)		163,000	310,437

			1,310,534

SRI LANKA 0.2%
Republic of Sri Lanka, 6.25%, 10/04/20(a)		$150,000	156,757
Reg. S, 6.25%, 07/27/21		400,000	418,038

			574,795

SWEDEN 0.2%
Sweden Government Bond, 1.00%, 11/12/26	SEK	5,600,000	705,175

TURKEY 0.6%
Republic of Turkey, 7.50%, 11/07/19		$285,000	316,977
10.50%, 01/15/20	TRY	1,257,000	439,594
8.00%, 03/12/25		1,490,846	454,982
6.00%, 01/14/41		$150,000	160,461
4.88%, 04/16/43		300,000	279,963

			1,651,977

UKRAINE 0.2%
Ukraine Government International Bond, Reg. S, 7.75%, 09/01/20		290,000	283,388
Reg. S, 7.75%, 09/01/21		255,000	247,401

			530,789

UNITED KINGDOM 0.3%
United Kingdom Gilt,
Reg. S, 4.75%, 12/07/30	GBP	133,000	255,887
Reg. S, 4.25%, 06/07/32		350,000	652,702

			908,589

VENEZUELA 0.1%
Republic of Venezuela, Reg. S, 7.75%, 10/13/19		$275,000	168,988
Reg. S, 11.95%, 08/05/31		120,000	72,000

			240,988

ZAMBIA 0.1%
Republic of Zambia, 8.50%, 04/14/24(a)		195,000	191,627

Total Foreign Government Securities (cost $35,216,350)			36,788,013

Loan Participations 3.9%

	Principal Amount		Market Value

Aerospace & Defense 0.1%
Transdigm, Inc., 1st Lien Tranche D Term Loan, 3.75%, 06/04/21		$244,375	$244,172

Automobiles 0.2%
Navistar, Inc., 1st Lien Tranche B Term Loan, 6.50%, 08/07/20		700,000	701,316

Chemicals 1.0%
Axalta Coating Refinanced, 1st Lien Tranche B Term Loan, 3.75%, 02/01/20		210,848	212,260
MacDermid, Inc., 1st Lien Tranche B Term Loan, 5.50%, 06/07/20		1,363,456	1,365,160
PQ CORP., 1st Lien Term Loan, 5.75%, 10/27/22		1,351,613	1,360,912

			2,938,332

Commercial Services & Supplies 0.1%
EnergySolutions LLC, 1st Lien Tranche B Term Loan, 6.75%, 05/29/20		241,134	239,928

Consumer Products 0.5%
Party City Holdings Inc., 1st Lien Tranche B Term Loan, 4.25%, 08/19/22		1,361,858	1,365,753

Independent Energy 0.2%
Chesapeake Energy, Term Loan, 8.50%, 08/15/21(b)		500,000	524,530

Media 1.1%
Cengage Learning Inc.,1st Lien Tranche B Term Loan, 5.25%, 05/27/23		1,371,563	1,369,848
Img Worldwide/ William Morris, 1st Lien Tranche B Term Loan, 5.25%, 05/06/21		249,533	250,219
McGraw-Hill Global Education Holding LLC, 1st Lien Term Loan, 5.00%, 05/02/22		1,361,588	1,368,736
tronc, Inc., 1st Lien Tranche B Term Loan, 5.75%, 08/04/21(b)		149,011	148,080

			3,136,883

Oil, Gas & Consumable Fuels 0.1%
Jonah Energy LLC, 2nd Lien Term Loan, 7.50%, 05/12/21		245,000	216,213

Road & Rail 0.1%
Neff Rental, 2nd Lien Term Loan, 7.25%, 06/09/21(b)		206,805	201,463

Specialty Retail 0.5%
J Crew Group Initial Loan, 1st Lien Tranche B Term Loan, 4.00%, 03/05/21		154,211	122,058
PET Acquisition, 1st Lien Tranche B Term Loan, 5.00%, 01/26/23(b)		1,366,566	1,380,041

			1,502,099

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Loan Participations (continued)

	Principal Amount	Market Value
Technology 0.0%†
BMC Software Finance, Inc., 1st Lien Tranche B Term Loan, 5.00%, 09/10/20(b)	$148,417	$142,921

Total Loan Participation (cost $11,194,954)		11,213,610

Mortgage-Backed Securities 11.9%

	Principal Amount	Market Value
FHLMC Gold Pool
Pool# C90381 7.50%, 11/01/20	159	170
Pool# C00712 6.50%, 02/01/29	4,269	4,929
Pool# J32653 3.50%, 08/01/30	99,965	106,396
Pool# C41531 8.00%, 08/01/30	1,364	1,445
Pool# J32749 3.50%, 09/01/30	79,739	84,856
Pool# C42327 8.00%, 09/01/30	813	943
Pool# C01104 8.00%, 12/01/30	8,078	10,291
Pool# C49587 8.00%, 03/01/31	16,172	17,096
Pool# C50477 8.00%, 04/01/31	19,845	22,760
Pool# C53381 8.00%, 06/01/31	1,202	1,207
Pool# C69951, 6.50%, 08/01/32	17,963	20,579
Pool# G60085 5.50%, 06/01/41	251,355	286,204
Pool# Q09258 3.00%, 07/01/42	272,429	283,353
Pool# Q20545 3.50%, 07/01/43	353,769	377,026
Pool# G07787 4.00%, 08/01/44	558,128	607,431
Pool# Q36101 4.00%, 09/01/45	403,684	437,244
Pool# Q37249 3.50%, 11/01/45	409,048	438,017
Pool# Q38896 4.00%, 02/01/46	965,574	1,046,035
Pool# Q39379 4.50%, 03/01/46	150,342	166,141
Pool# G08706 3.50%, 05/01/46	1,079,239	1,138,563
FNMA Pool
Pool# AM9378 3.13%, 07/01/25	318,655	340,769
Pool# AN0571 3.10%, 01/01/26	175,000	188,655
Pool# 540017 8.00%, 05/01/30	1,212	1,216
Pool# AZ4471 3.50%, 07/01/30	166,572	175,784
Pool# AZ6158 3.50%, 09/01/30	56,940	60,556
Pool# AL6344 5.00%, 02/01/31	32,361	36,072
Pool# 564993 7.50%, 03/01/31	7,441	7,644
Pool# 606566 7.50%, 10/01/31	3,267	3,407
Pool# 642656 7.00%, 07/01/32	5,145	5,201
Pool# AB0047 4.50%, 04/01/35	438,543	485,105
Pool# 886574 3.11%, 08/01/36(b)	53,586	56,794
Pool# 888817 5.50%, 08/01/37	126,059	143,530
Pool# 995049 5.50%, 02/01/38	191,077	216,999
Pool# AL1104 5.50%, 02/01/38	218,229	248,084
Pool# 257231 5.50%, 06/01/38	174,315	196,513
Pool# AE0811 6.00%, 09/01/39	52,115	59,682
Pool# AC9581 5.50%, 01/01/40	62,024	70,910
Pool# AL5814 5.50%, 07/01/40	606,941	691,032
Pool# AB7426 3.00%, 12/01/42	494,296	516,822
Pool# AS4991 3.50%, 05/01/45	1,268,428	1,349,464
Pool# AY4204 3.50%, 05/01/45	606,985	645,765
Pool# AS5207 4.00%, 06/01/45	993,544	1,075,236
Pool# AZ9821 3.50%, 09/01/45	413,861	437,114
Pool# AL7441 3.50%, 10/01/45	277,092	292,621
Pool# BC0092 3.50%, 12/01/45	2,187,713	2,310,408
Pool# BC0302 4.50%, 03/01/46	457,325	513,988
Pool# AS6938 4.00%, 04/01/46	1,574,735	1,708,379
Pool# MA2772 3.50%, 10/01/46	930,000	981,495
FNMA Pool TBA 2.50%, 10/25/31	1,570,000	1,626,135
3.00%, 10/25/46	5,115,000	5,316,203
3.50%, 10/25/46	2,150,000	2,268,586
4.00%, 10/25/46	785,000	843,078
4.50%, 10/25/46	569,000	623,130
3.00%, 11/25/46	950,000	985,117
3.50%, 11/25/46	855,000	901,107
4.50%, 11/25/46	615,000	672,822
GNMA II Pool
Pool# 082468 2.00%, 01/20/40(b)	188,821	196,053
Pool# 082483 2.00%, 02/20/40(b)	67,114	69,537

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount		Market Value
GNMA II Pool (continued)
Pool# 082520 2.13%, 04/20/40(b)		$106,466	$109,420
Pool# 082570 3.50%, 06/20/40(b)		5,535	5,782
Pool# MA1161 5.50%, 07/20/43		95,868	107,213
Pool# MA1289 5.50%, 09/20/43		201,749	223,461
Pool# 710035 5.39%, 12/20/59		109,680	112,832
Pool# 725640 5.29%, 05/20/60		176,322	185,383
Pool# 710065 4.81%, 02/20/61		496,501	518,434
Pool# 773443 5.06%, 04/20/62		188,899	199,352
Pool# 766552 4.81%, 05/20/62		120,092	126,426
Pool# 765227 4.56%, 11/20/62		705,985	754,303
Pool# AC0942 4.67%, 01/20/63		30,364	33,472
Pool# AC0934 4.70%, 01/20/63		72,973	80,695
Pool# AJ4785 4.70%, 08/20/64		216,208	226,577

Total Mortgage-Backed Securities (cost $33,916,464)			34,055,049

Municipal Bonds 0.5%

	Principal Amount		Market Value
Georgia 0.5%
Municipal Electric Authority of Georgia, RB Series A, 6.64%, 04/01/57		675,000	916,670
Series A, 7.06%, 04/01/57		440,000	545,407

Total Municipal Bonds (cost $1,116,320)			1,462,077

Supranational 1.3%

	Principal Amount		Market Value
Banque Ouest Africaine de Developpement, 5.50%, 05/06/21(a)		560,000	595,280
Black Sea Trade & Development Bank, 4.88%, 05/06/21(a)		420,000	445,284
Eastern and Southern African Trade and Development Bank, 6.38%, 12/06/18		320,000	334,637
Inter-American Development Bank 7.25%, 07/17/17	IDR	9,410,000,000	722,965
7.00%, 02/04/19		1,000,000,000	76,352
International Bank for Reconstruction and Development (The) 6.38%, 08/07/18	INR	10,000,000	151,397
3.50%, 01/22/21	NZD	488,000	368,446
3.00%, 10/19/26	AUD	461,000	370,673
International Finance Corp. 7.75%, 12/03/16	INR	21,000,000	319,379
6.45%, 10/30/18		27,050,000	408,170

Total Supranational (cost $3,817,583)			3,792,583

U.S. Government Agency Security 0.1%

	Principal Amount		Market Value
FHLMC 5.13%, 11/17/17		$265,000	277,880

Total U.S. Government Agency Security (cost $267,720)			277,880

U.S. Treasury Obligations 8.5%

	Principal Amount		Market Value
U.S. Treasury Bond, 2.50%, 05/15/46		4,080,000	4,222,800
U.S. Treasury Notes 0.75%, 08/31/18		1,420,000	1,419,723
0.88%, 09/15/19		1,395,000	1,394,946
1.13%, 08/31/21(f)		5,789,300	5,783,418
1.38%, 08/31/23(f)		525,000	523,359
1.50%, 08/15/26(f)(h)		11,115,000	11,006,885

Total U.S. Treasury Obligations (cost $24,266,833)			24,351,131

Common Stocks 0.0%†

	Shares		Market Value
Energy Equipment & Services 0.0%†
Templar Energy LLC*		6,672	39,365

Oil, Gas & Consumable Fuels 0.0%†
SandRidge Energy, Inc.*		159,999	1,920

Wireless Telecommunication Services 0.0%†
NII Holdings, Inc.*		20,137	67,056

Total Common Stocks (cost $368,957)			108,341

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Preferred Stock 0.0%†

	Shares	Market Value
Energy Equipment & Services 0.0%†
Templar Energy LLC, 0.00%,*(j)	4,172	$41,720

Total Preferred Stock (cost $41,720)		41,720

Securities Lending Reinvestments 2.3%

Repurchase Agreements 2.3%

	Principal Amount	Market Value
Bank of America NA, 0.50%, dated 09/30/16, due 10/03/16, repurchase price $500,021, collateralized by a U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $510,000.(i)	$500,000	500,000
BNP Paribas Securities Corp., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $3,000,125, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 02/23/17 - 08/20/46; total market value $3,060,002.(i)	3,000,000	3,000,000
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $1,977,642, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $2,017,111.(i)	1,977,560	1,977,560
Natixis New York Branch, 0.70%, dated 09/30/16, due 10/03/16, repurchase price $1,000,058, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.13%, maturing 02/28/17 -03/16/50; total market value $1,020,060.(i)	1,000,000	1,000,000

Total Securities Lending Reinvestments (cost $6,477,560)		6,477,560

Total Investments (cost $266,027,568)(k) — 95.0%		271,740,448
Other assets in excess of liabilities — 5.0%		14,199,403

NET ASSETS — 100.0%		$285,939,851

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2016 was $78,269,636 which represents 27.37% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2016. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2016.
(d)	PIK - Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(e)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2016. The maturity date reflects the next call date.
(f)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $26,745,244, which was collateralized by repurchase agreements with a total value of $6,477,560 and $20,928,184 of collateral in the form of U.S. Government Agency and Treasury securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 10/06/16 - 09/20/66; a total value of $27,405,744.
(g)	Security in default.
(h)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(i)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $6,477,560.
(j)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of September 30, 2016.
(k)	At September 30, 2016, the tax basis cost of the Fund’s investments was $266,356,632, tax unrealized appreciation and depreciation were $8,547,565 and $(3,163,749), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BV	Private Limited Liability Company
FDIC	Federal Deposit Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Corp.
GmbH	Limited Liability Company
GNMA	Government National Mortgage Association
IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
MTN	Medium Term Note
NA	National Association
NV	Public Traded Company
OAT	French Treasury Bond
OYJ	Public Traded Company
plc	Public Limited Company
RB	Revenue Bond
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SAB	Public Traded Company
SAB de CV	Public Traded Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Currency:
ARS	Argentina Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Great British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysia Ringgit
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
RON	Romanian Leu
RUB	Russia Ruble
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South Africa Rand

At September 30, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
6	U.S. Treasury Ultra Bond	12/20/16	$1,103,250	$(7,932)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

At September 30, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Bank of America NA	10/27/16	(2,492,728)	$(1,911,668)	$(1,906,776)	$4,892
British Pound	HSBC Bank PLC	10/27/16	(209,800)	(273,202)	(272,066)	1,136
British Pound	HSBC Bank PLC	10/27/16	(422,046)	(549,588)	(547,303)	2,285
Canadian Dollar	Standard Chartered Bank	10/27/16	(3,064,801)	(2,318,762)	(2,336,492)	(17,730)
Euro	Bank of America NA	10/27/16	(1,981,115)	(2,224,297)	(2,227,928)	(3,631)
Euro	Bank of America NA	10/27/16	(1,342,923)	(1,507,767)	(1,510,229)	(2,462)
Euro	Bank of America NA	10/27/16	(33,601)	(37,725)	(37,787)	(62)
Hungarian Forint	JPMorgan Chase Bank	10/27/16	(203,952,266)	(741,672)	(743,838)	(2,166)
Hungarian Forint	JPMorgan Chase Bank	10/27/16	(8,603,818)	(31,288)	(31,379)	(91)
Hungarian Forint	JPMorgan Chase Bank	10/27/16	(183,513,820)	(667,347)	(669,296)	(1,949)
Mexican Peso	Toronto Dominion Bank	10/27/16	(4,340,407)	(222,256)	(223,234)	(978)
Mexican Peso	Toronto Dominion Bank	10/27/16	(27,073,098)	(1,386,309)	(1,392,410)	(6,101)
New Zealand Dollar	HSBC Bank PLC	10/27/16	(1,912,353)	(1,386,370)	(1,391,120)	(4,750)
Russian Ruble	JPMorgan Chase Bank	10/31/16	(8,052,302)	(126,271)	(127,383)	(1,112)
Russian Ruble	JPMorgan Chase Bank	10/31/16	(16,506,163)	(258,839)	(261,118)	(2,279)

Total Short Contracts				$(13,643,361)	$(13,678,359)	$(34,998)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Brazilian Real	JPMorgan Chase Bank	10/04/16	452,970	$140,000	$139,283	$(717)
Brazilian Real	JPMorgan Chase Bank	10/04/16	905,940	279,999	278,566	(1,433)
Japanese Yen	HSBC Bank PLC	10/27/16	465,721,574	4,642,360	4,597,162	(45,198)
Mexican Peso	Standard Chartered Bank	10/27/16	3,839,356	197,694	197,464	(230)
Mexican Peso	Standard Chartered Bank	10/27/16	1,872,991	96,443	96,331	(112)
Mexican Peso	HSBC Bank PLC	10/27/16	6,431,200	330,678	330,766	88
Norwegian Krone	Toronto Dominion Bank	10/27/16	8,019,341	991,332	1,003,186	11,854
Polish Zlotych	JPMorgan Chase Bank	10/27/16	3,785,208	987,647	989,334	1,687
Polish Zlotych	JPMorgan Chase Bank	10/27/16	3,766,616	982,796	984,475	1,679
Romanian Leu	JPMorgan Chase Bank	10/27/16	1,682,180	424,258	425,404	1,146
Russian Ruble	JPMorgan Chase Bank	10/31/16	8,057,731	126,495	127,469	974
Russian Ruble	JPMorgan Chase Bank	10/31/16	16,500,975	259,042	261,036	1,994
Swedish Krona	Toronto Dominion Bank	10/27/16	485,533	56,658	56,664	6

Total Long Contracts				$9,515,402	$9,487,140	$(28,262)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$9,333,699	$—	$9,333,699
Collateralized Mortgage Obligations	—	9,589,560	—	9,589,560
Commercial Mortgage-Backed Securities	—	8,216,323	—	8,216,323
Common Stocks
Energy Equipment & Services	—	39,365	—	39,365
Oil, Gas & Consumable Fuels	1,920	—	—	1,920
Wireless Telecommunication Services	67,056	—	—	67,056

Total Common Stocks	$68,976	$39,365	$—	$108,341

Corporate Bonds	$—	126,032,902	$—	126,032,902
Foreign Government Securities	—	36,788,013	—	36,788,013
Forward Foreign Currency Contracts	—	27,741	—	27,741
Loan Participations	—	11,213,610	—	11,213,610
Mortgage-Backed Securities	—	34,055,049	—	34,055,049
Municipal Bonds	—	1,462,077	—	1,462,077
Preferred Stock	—	41,720	—	41,720
Securities Lending Reinvestments	—	6,477,560	—	6,477,560
Supranational	—	3,792,583	—	3,792,583
U.S. Government Agency Security	—	277,880	—	277,880
U.S. Treasury Obligations	—	24,351,131	—	24,351,131

Total Assets	$68,976	$271,699,213	$—	$271,768,189

Liabilities:
Forward Foreign Currency Contracts	$—	$(91,001)	$—	$(91,001)
Futures Contracts	(7,932)	—	—	(7,932)

Total Liabilities	$(7,932)	$(91,001)	$—	$(98,933)

Total	$61,044	$271,608,212	$—	$271,669,256

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Corporate Bonds	Total
Balance as of 12/31/15	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	50	50
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases*	—	—
Sales	(50)	(50)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/16	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 09/30/16	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and financial futures contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and to express outright views on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$27,741

Total		$27,741

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(91,001)

Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(7,932)

Total		$(98,933)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 92.9%

	Shares	Market Value
AUSTRALIA 4.0%
Beverages 0.3%
Treasury Wine Estates Ltd.	413,040	$3,505,341

Biotechnology 0.9%
CSL Ltd.	111,960	9,206,535

Commercial Services & Supplies 0.6%
Brambles Ltd.	735,872	6,782,926

Containers & Packaging 1.8%
Amcor Ltd.	1,616,923	18,832,787

Diversified Telecommunication Services 0.1%
Vocus Communications Ltd.	255,739	1,226,481

Food Products 0.1%
Bellamy’s Australia Ltd.(a)	143,123	1,430,026

Hotels, Restaurants & Leisure 0.1%
Domino’s Pizza Enterprises Ltd.	27,120	1,469,417

Media 0.1%
APN Outdoor Group Ltd.	280,530	1,185,116

		43,638,629

BELGIUM 0.2%
Biotechnology 0.2%
Galapagos NV*	34,290	2,206,552

BRAZIL 1.4%
Capital Markets 1.2%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	2,570,632	13,287,309

Food & Staples Retailing 0.2%
Raia Drogasil SA	90,400	1,842,385

Road & Rail 0.0%†
Localiza Rent a Car SA	34,500	420,728

		15,550,422

CANADA 8.8%
Containers & Packaging 0.3%
CCL Industries, Inc., Class B	15,550	2,994,082

Energy Equipment & Services 0.1%
Secure Energy Services, Inc.	200,080	1,413,729

Food Products 0.2%
Maple Leaf Foods, Inc.	100,610	2,309,057

Insurance 1.7%
Fairfax Financial Holdings Ltd.	20,386	11,944,911
Great-West Lifeco, Inc.	259,074	6,376,386

		18,321,297

IT Services 2.0%
CGI Group, Inc., Class A*	458,480	21,838,039

Metals & Mining 0.6%
Agnico Eagle Mines Ltd.	50,359	2,728,451
Detour Gold Corp.*	44,250	962,609
Silver Wheaton Corp.	100,950	2,728,678

		6,419,738

Multiline Retail 0.3%
Dollarama, Inc.	36,020	2,812,248

Oil, Gas & Consumable Fuels 2.8%
Cenovus Energy, Inc.	503,929	7,232,732
PrairieSky Royalty Ltd.	306,703	6,253,520
Seven Generations Energy Ltd., Class A*	109,070	2,625,428
Suncor Energy, Inc.	536,034	14,880,413

		30,992,093

Road & Rail 0.8%
Canadian National Railway Co.	131,222	8,577,765

		95,678,048

CHINA 1.7%
Auto Components 0.2%
Fuyao Glass Industry Group Co. Ltd., H Shares Reg. S(b)	282,800	777,783
Minth Group Ltd.	322,000	1,135,897

		1,913,680

Automobiles 0.1%
Geely Automobile Holdings Ltd.	1,610,000	1,449,725

Diversified Consumer Services 0.2%
New Oriental Education & Technology Group, Inc., ADR*	50,894	2,359,446

Electronic Equipment, Instruments & Components 0.2%
Sunny Optical Technology Group Co. Ltd.	472,000	2,345,195

Internet Software & Services 0.9%
Baidu, Inc., ADR*	41,493	7,554,631
Weibo Corp., ADR*	37,684	1,889,476

		9,444,107

Textiles, Apparel & Luxury Goods 0.1%
Shenzhou International Group Holdings Ltd.	85,000	594,817

		18,106,970

DENMARK 3.1%
Beverages 1.5%
Carlsberg A/S, Class B	172,564	16,492,615

Biotechnology 0.4%
Genmab A/S*	27,804	4,758,733

Pharmaceuticals 0.4%
Novo Nordisk A/S, Class B	95,718	3,989,403

Road & Rail 0.4%
DSV A/S	94,600	4,720,084

Textiles, Apparel & Luxury Goods 0.4%
Pandora A/S	34,754	4,209,394

		34,170,229

FINLAND 0.2%
Machinery 0.2%
Konecranes OYJ	17,090	605,829
Metso OYJ	44,130	1,287,822

		1,893,651

FRANCE 5.1%
Aerospace & Defense 0.4%
Thales SA	46,860	4,314,911

Auto Components 0.2%
Plastic Omnium SA	58,990	1,957,555

Beverages 0.2%
Pernod Ricard SA	18,789	2,225,261

Construction & Engineering 0.2%
Eiffage SA	21,500	1,670,862

Electrical Equipment 1.3%
Nexans SA*	61,306	3,517,202
Schneider Electric SE	158,023	10,992,692

		14,509,894

Health Care Equipment & Supplies 0.2%
BioMerieux	14,750	2,198,161

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)

Household Durables 0.2%
SEB SA	17,210	$2,430,623

Internet Software & Services 0.0%†
Criteo SA, ADR*	13,190	463,101

Media 2.0%
Publicis Groupe SA	281,452	21,296,850

Professional Services 0.4%
Teleperformance	36,130	3,854,027

		54,921,245

GERMANY 8.1%
Air Freight & Logistics 0.9%
Deutsche Post AG REG	295,290	9,245,087

Capital Markets 1.6%
Deutsche Boerse AG	225,350	17,598,504

Chemicals 0.2%
Covestro AG Reg. S(b)	30,490	1,804,340

Insurance 1.4%
Allianz SE REG	102,722	15,265,539

Machinery 0.3%
KION Group AG	52,423	3,396,672

Media 1.1%
ProSiebenSat.1 Media SE	276,512	11,855,504

Metals & Mining 0.2%
Salzgitter AG	60,860	1,995,293

Software 2.0%
SAP SE	242,856	22,209,762

Wireless Telecommunication Services 0.4%
Drillisch AG(a)	88,495	4,300,777

		87,671,478

HONG KONG 3.0%
Hotels, Restaurants & Leisure 1.1%
Galaxy Entertainment Group Ltd.	3,019,000	11,480,463

Industrial Conglomerates 1.9%
CK Hutchison Holdings Ltd.	1,667,588	21,315,520

		32,795,983

INDIA 0.4%
Consumer Finance 0.1%
Bajaj Finance Ltd.	87,100	1,383,272

IT Services 0.1%
Vakrangee Ltd.	334,270	1,203,009

Oil, Gas & Consumable Fuels 0.2%
Petronet LNG Ltd.	310,340	1,610,495

		4,196,776

INDONESIA 0.1%
Real Estate Management & Development 0.1%
Bumi Serpong Damai Tbk. PT	7,803,500	1,322,529

ISRAEL 1.8%
Pharmaceuticals 1.8%
Teva Pharmaceutical Industries Ltd., ADR	421,504	19,393,399

ITALY 0.4%
Construction Materials 0.3%
Buzzi Unicem SpA	161,600	3,313,574

Machinery 0.1%
Industria Macchine Automatiche SpA	19,780	1,313,860

		4,627,434

JAPAN 10.1%
Auto Components 0.7%
Denso Corp.	129,400	5,163,648
Koito Manufacturing Co. Ltd.	43,800	2,131,731

		7,295,379

Automobiles 0.6%
Toyota Motor Corp.	117,700	6,827,359

Construction & Engineering 0.2%
Kyudenko Corp.(a)	58,600	2,150,208

Electrical Equipment 0.1%
Mabuchi Motor Co. Ltd.	28,600	1,587,037

Electronic Equipment, Instruments & Components 0.9%
Alps Electric Co. Ltd.	124,400	3,002,739
Keyence Corp.	9,224	6,758,329

		9,761,068

Equity Real Estate Investment Trusts (REITs) 0.1%
Japan Hotel REIT Investment Corp.	1,430	1,138,347

Food & Staples Retailing 0.2%
Sundrug Co. Ltd.	28,400	2,383,876

Health Care Equipment & Supplies 0.1%
Sysmex Corp.	21,000	1,558,063

Independent Power and Renewable Electricity Producers 0.1%
eRex Co. Ltd.	48,000	1,432,340

Internet & Direct Marketing Retail 0.2%
Start Today Co. Ltd.	110,100	1,894,454

Internet Software & Services 1.5%
DeNA Co. Ltd.	73,500	2,672,513
Yahoo Japan Corp.	3,514,600	14,019,076

		16,691,589

Machinery 1.9%
FANUC Corp.	43,600	7,364,714
Komatsu Ltd.	433,500	9,944,148
Nabtesco Corp.	66,800	1,892,486

		19,201,348

Media 0.1%
CyberAgent, Inc.	54,400	1,617,279

Multiline Retail 0.2%
Seria Co. Ltd.	32,000	2,572,705

Personal Products 0.2%
Pola Orbis Holdings, Inc.	19,000	1,700,821

Pharmaceuticals 0.2%
Nippon Shinyaku Co. Ltd.	45,300	2,455,225

Professional Services 0.2%
Temp Holdings Co. Ltd.	109,800	1,928,423

Real Estate Management & Development 0.4%
Daito Trust Construction Co. Ltd.	14,100	2,255,148
Open House Co. Ltd.	81,336	1,745,650

		4,000,798

Semiconductors & Semiconductor Equipment 0.2%
Disco Corp.	16,200	1,918,660

Software 0.1%
LINE Corp., ADR*(a)	29,592	1,432,253

Specialty Retail 0.2%
Nitori Holdings Co. Ltd.	17,000	2,037,837

Tobacco 1.7%
Japan Tobacco, Inc.	441,700	18,081,089

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Trading Companies & Distributors 0.0%†
MonotaRO Co. Ltd.	17,500	$471,764

		110,137,922

JORDAN 0.1%
Pharmaceuticals 0.1%
Hikma Pharmaceuticals plc	40,500	1,057,930

MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Wynn Macau Ltd.	982,800	1,640,500

MEXICO 2.4%
Beverages 0.9%
Fomento Economico Mexicano SAB de CV, ADR	109,265	10,056,751

Construction Materials 0.1%
Cemex SAB de CV, ADR*	201,530	1,600,148

Media 1.4%
Grupo Televisa SAB, ADR	547,698	14,070,361

		25,727,260

NETHERLANDS 1.9%
Chemicals 0.3%
Koninklijke DSM NV	48,770	3,293,704

Oil, Gas & Consumable Fuels 1.3%
Koninklijke Vopak NV	56,756	2,976,682
Royal Dutch Shell plc, Class B	417,624	10,827,194

		13,803,876

Professional Services 0.3%
Wolters Kluwer NV	86,574	3,701,143

		20,798,723

NEW ZEALAND 0.2%
Food Products 0.1%
a2 Milk Co. Ltd.*	889,930	1,182,941

Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	164,770	1,202,811

		2,385,752

NORWAY 0.2%
Food Products 0.1%
Marine Harvest ASA*	62,392	1,119,193

Oil, Gas & Consumable Fuels 0.1%
Det Norske Oljeselskap ASA*	97,150	1,549,788

		2,668,981

RUSSIA 0.4%
Capital Markets 0.0%†
Moscow Exchange MICEX-RTS PJSC	5,260	10,606

Food & Staples Retailing 0.1%
X5 Retail Group NV, GDR Reg. S*	53,970	1,565,083

Internet Software & Services 0.3%
Yandex NV, Class A*	148,290	3,121,504

		4,697,193

SINGAPORE 2.6%
Banks 0.7%
United Overseas Bank Ltd.	511,962	7,102,853

Semiconductors & Semiconductor Equipment 1.9%
Broadcom Ltd.	122,263	21,092,813

		28,195,666

SOUTH AFRICA 0.1%
Capital Markets 0.1%
Coronation Fund Managers Ltd.	184,042	942,703

SOUTH KOREA 1.5%
Biotechnology 0.1%
Hugel, Inc.*	2,463	956,038

Food & Staples Retailing 0.1%
BGF retail Co. Ltd.	7,280	1,279,361

Machinery 0.1%
Hyundai Mipo Dockyard Co. Ltd.*	12,830	872,263

Metals & Mining 0.2%
Korea Zinc Co. Ltd.	5,700	2,501,001

Personal Products 0.3%
Cosmax, Inc.	7,920	1,095,111
LG Household & Health Care Ltd.	2,750	2,393,181

		3,488,292

Technology Hardware, Storage & Peripherals 0.7%
Samsung Electronics Co. Ltd.	4,884	7,114,827

		16,211,782

SPAIN 1.8%
Diversified Telecommunication Services 0.1%
Cellnex Telecom SAU Reg. S(b)	72,240	1,307,308

Electrical Equipment 0.2%
Gamesa Corp. Tecnologica SA	94,650	2,267,797

Food & Staples Retailing 0.1%
Distribuidora Internacional de Alimentacion SA	255,500	1,582,173

IT Services 1.2%
Amadeus IT Group SA, Class A	250,142	12,485,327

Metals & Mining 0.2%
Acerinox SA	158,230	2,093,034

		19,735,639

SWEDEN 4.0%
Communications Equipment 0.8%
Telefonaktiebolaget LM Ericsson, Class B	1,216,592	8,784,139

Diversified Financial Services 1.4%
Investor AB, Class B	435,525	15,924,838

Health Care Equipment & Supplies 0.8%
Getinge AB, Class B	461,555	8,947,709

Machinery 0.5%
Sandvik AB	468,273	5,152,736

Metals & Mining 0.2%
Boliden AB	82,460	1,938,194

Oil, Gas & Consumable Fuels 0.1%
Lundin Petroleum AB*	51,290	938,810

Real Estate Management & Development 0.2%
Fastighets AB Balder, Class B*	83,028	2,207,333

		43,893,759

SWITZERLAND 6.8%
Building Products 0.3%
Geberit AG REG	7,620	3,340,154

Capital Markets 2.5%
Julius Baer Group Ltd.*	265,753	10,832,617
Partners Group Holding AG	10,230	5,168,561
UBS Group AG REG	849,270	11,601,419

		27,602,597

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
Chemicals 0.3%
Syngenta AG REG	8,318	$3,642,806

Commercial Services & Supplies 0.2%
dorma+kaba Holding AG, Class B REG*	2,762	2,047,719

Life Sciences Tools & Services 0.4%
Lonza Group AG REG*	22,490	4,304,562

Pharmaceuticals 2.2%
Novartis AG REG	72,964	5,758,343
Roche Holding AG	72,619	18,045,721

		23,804,064

Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA REG	37,680	845,770

Textiles, Apparel & Luxury Goods 0.7%
Cie Financiere Richemont SA REG	123,070	7,505,742

Transportation Infrastructure 0.1%
Flughafen Zuerich AG REG	3,050	596,256

		73,689,670

TAIWAN 2.6%
Auto Components 0.1%
Tung Thih Electronic Co. Ltd.	86,000	1,212,881

Household Durables 0.1%
Nien Made Enterprise Co. Ltd.	82,000	1,060,386

Machinery 0.2%
Airtac International Group	271,000	2,421,358

Semiconductors & Semiconductor Equipment 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,932,629	23,116,558

		27,811,183

THAILAND 1.2%
Banks 1.2%
Kasikornbank PCL, NVDR	2,454,200	13,325,663

TURKEY 0.8%
Banks 0.8%
Akbank TAS	3,197,811	8,566,718

UNITED KINGDOM 17.6%
Banks 0.7%
Lloyds Banking Group plc	11,504,257	8,127,939

Capital Markets 0.8%
Aberdeen Asset Management plc	1,952,726	8,242,159

Containers & Packaging 0.3%
RPC Group plc	273,094	3,393,699

Health Care Equipment & Supplies 0.8%
Smith & Nephew plc	520,586	8,396,210

Hotels, Restaurants & Leisure 1.4%
Compass Group plc	783,232	15,168,582

Household Durables 0.2%
Persimmon plc	113,030	2,657,628

Industrial Conglomerates 0.3%
DCC plc	39,730	3,609,732

Internet & Direct Marketing Retail 0.3%
ASOS plc*	56,030	3,525,868

Internet Software & Services 0.4%
Auto Trader Group plc Reg. S(b)	591,012	3,106,934
Just Eat plc*	151,680	1,051,655

		4,158,589

IT Services 0.1%
Worldpay Group plc Reg. S(b)	319,098	1,223,496

Machinery 0.3%
Weir Group plc (The)	164,420	3,621,391

Media 5.2%
Informa plc	947,717	8,743,537
Sky plc	2,192,927	25,416,272
WPP plc	882,073	20,733,683

		54,893,492

Multiline Retail 0.9%
Next plc	151,392	9,371,023

Personal Products 1.1%
Unilever NV, CVA	256,475	11,816,636

Professional Services 2.5%
RELX plc	1,366,124	25,906,478

Specialty Retail 0.7%
Kingfisher plc	1,649,403	8,047,542

Tobacco 1.6%
British American Tobacco plc	274,957	17,535,678

		189,696,142

UNITED STATES 0.1%
Software 0.1%
Mobileye NV*	31,840	1,355,429

Total Common Stocks (cost $890,438,062)		1,008,711,960

Exchange Traded Funds 0.2%

	Shares	Market Value
UNITED STATES 0.2%
iShares MSCI Brazil Capped ETF	34,240	1,154,915
iShares MSCI Emerging Markets ETF	37,540	1,405,873

Total Exchange Traded Funds (cost $2,337,646)		2,560,788

Securities Lending Reinvestments 0.5%

	Principal Amount	Market Value
Repurchase Agreements 0.5%
Bank of America NA, 0.50%, dated 09/30/16, due 10/03/16, repurchase price $200,008, collateralized by a U.S. Government AgencySecurity, 3.00%, maturing 04/01/45; total market value $204,000.(c)	$200,000	200,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Securities Lending Reinvestments (continued)

	Principal Amount	Market Value
Repurchase Agreements (continued)
BNP Paribas Securities Corp., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $250,010, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 02/23/17 - 08/20/46; total market value $255,000.(c)	$250,000	$250,000
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $4,223,573, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $4,307,865.(c)	4,223,398	4,223,398
Natixis New York Branch, 0.70%, dated 09/30/16, due 10/03/16, repurchase price $200,012, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.13%, maturing 02/28/17 - 03/16/50; total market value $204,012.(c)	200,000	200,000
Nomura Securities International, Inc., 0.52%, dated 09/30/16, due 10/03/16, repurchase price $200,009, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 6.50%, maturing 05/01/18 - 05/01/47; total market value $204,000.(c)	200,000	200,000

Total Securities Lending Reinvestments (cost $5,073,398)		5,073,398

Total Investments (cost $897,849,106)(d) — 93.6%		1,016,346,146
Other assets in excess of liabilities — 6.4%		69,672,990

NET ASSETS — 100.0%		$1,086,019,136

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $4,954,663.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2016 was $8,219,861 which represents 0.76% of net assets.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $5,073,398.
(d)	At September 30, 2016, the tax basis cost of the Fund’s investments was $899,888,457, tax unrealized appreciation and depreciation were $161,211,184 and $(44,753,495), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
CVA	Dutch Certificate
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Ltd.	Limited
NA	National Association
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
OYJ	Public Traded Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SAB	Public Traded Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SE	European Public Limited Liability Company
SpA	Limited Share Company
TAS	Joint Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$4,314,911	$—	$4,314,911
Air Freight & Logistics	—	9,245,087	—	9,245,087
Auto Components	—	12,379,495	—	12,379,495
Automobiles	—	8,277,084	—	8,277,084
Banks	—	37,123,173	—	37,123,173
Beverages	10,056,751	22,223,217	—	32,279,968
Biotechnology	—	17,127,858	—	17,127,858
Building Products	—	3,340,154	—	3,340,154
Capital Markets	13,287,309	54,396,569	—	67,683,878
Chemicals	—	8,740,850	—	8,740,850
Commercial Services & Supplies	—	8,830,645	—	8,830,645
Communications Equipment	—	8,784,139	—	8,784,139
Construction & Engineering	—	3,821,070	—	3,821,070
Construction Materials	1,600,148	3,313,574	—	4,913,722
Consumer Finance	—	1,383,272	—	1,383,272
Containers & Packaging	2,994,082	22,226,486	—	25,220,568
Diversified Consumer Services	2,359,446	—	—	2,359,446
Diversified Financial Services	—	15,924,838	—	15,924,838
Diversified Telecommunication Services	—	2,533,789	—	2,533,789
Electrical Equipment	—	18,364,728	—	18,364,728
Electronic Equipment, Instruments & Components	—	12,106,263	—	12,106,263
Energy Equipment & Services	1,413,729	—	—	1,413,729
Equity Real Estate Investment Trusts (REITs)	—	1,138,347	—	1,138,347
Food & Staples Retailing	1,842,385	6,810,493	—	8,652,878
Food Products	2,309,057	3,732,160	—	6,041,217

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$—	$22,302,954	$—	$22,302,954
Hotels, Restaurants & Leisure	—	29,758,962	—	29,758,962
Household Durables	—	6,148,637	—	6,148,637
Independent Power and Renewable Electricity Producers	—	1,432,340	—	1,432,340
Industrial Conglomerates	—	24,925,252	—	24,925,252
Insurance	18,321,297	15,265,539	—	33,586,836
Internet & Direct Marketing Retail	—	5,420,322	—	5,420,322
Internet Software & Services	13,028,712	20,850,178	—	33,878,890
IT Services	21,838,039	14,911,832	—	36,749,871
Life Sciences Tools & Services	—	4,304,562	—	4,304,562
Machinery	—	37,873,279	—	37,873,279
Media	14,070,361	90,848,241	—	104,918,602
Metals & Mining	6,419,738	8,527,522	—	14,947,260
Multiline Retail	2,812,248	11,943,728	—	14,755,976
Oil, Gas & Consumable Fuels	30,992,093	17,902,969	—	48,895,062
Personal Products	—	17,005,749	—	17,005,749
Pharmaceuticals	19,393,399	31,306,622	—	50,700,021
Professional Services	—	35,390,071	—	35,390,071
Real Estate Management & Development	—	7,530,660	—	7,530,660
Road & Rail	8,998,493	4,720,084	—	13,718,577
Semiconductors & Semiconductor Equipment	21,092,813	25,035,218	—	46,128,031
Software	2,787,682	22,209,762	—	24,997,444
Specialty Retail	—	10,085,379	—	10,085,379
Technology Hardware, Storage & Peripherals	—	7,960,597	—	7,960,597
Textiles, Apparel & Luxury Goods	—	12,309,953	—	12,309,953
Tobacco	—	35,616,767	—	35,616,767
Trading Companies & Distributors	—	471,764	—	471,764
Transportation Infrastructure	—	596,256	—	596,256
Wireless Telecommunication Services	—	4,300,777	—	4,300,777

Total Common Stocks	$195,617,782	$813,094,178	$—	$1,008,711,960

Exchange Traded Funds	2,560,788	—	—	2,560,788
Securities Lending Reinvestments	—	5,073,398	—	5,073,398

Total	$198,178,570	$818,167,576	$—	$1,016,346,146

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended September 30, 2016, the Fund had two transfers of international common stocks from Level 1 to Level 2. The total market value of the two investments at the time of the transfer and at September 30, 2016, was $13,169,475 and $13,040,132, respectively. Each investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in a Level 1 classification. At September 30, 2016, the Fund each of valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in a Level 2 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 98.4%

	Shares	Market Value
AUSTRALIA 4.5%
Banks 2.2%
Australia & New Zealand Banking Group Ltd.(a)	1,066,384	$22,715,638
Bank of Queensland Ltd.	25,695	225,048
Bendigo & Adelaide Bank Ltd.(a)	64,388	534,022
National Australia Bank Ltd.	4,326	92,992

		23,567,700

Beverages 0.1%
Treasury Wine Estates Ltd.	88,327	749,604

Capital Markets 0.0%†
Macquarie Group Ltd.	2,746	173,669

Chemicals 0.1%
Incitec Pivot Ltd.	223,262	485,241
Orica Ltd.	13,325	156,099

		641,340

Construction Materials 0.0%†
Boral Ltd.	96,561	502,308

Food & Staples Retailing 0.0%†
Wesfarmers Ltd.	5,930	201,034

Hotels, Restaurants & Leisure 0.0%†
Star Entertainment Grp Ltd. (The)	44,888	208,192
Tatts Group Ltd.	86,530	243,198

		451,390

Insurance 0.2%
QBE Insurance Group Ltd.	110,156	788,222
Suncorp Group Ltd.	159,837	1,491,181

		2,279,403

Metals & Mining 1.3%
BHP Billiton Ltd.	453,055	7,848,042
BHP Billiton Ltd., ADR(a)	19,238	666,597
BHP Billiton plc, ADR(a)	23,855	724,715
BlueScope Steel Ltd.	37,697	225,052
Fortescue Metals Group Ltd.(a)	376,917	1,442,679
Newcrest Mining Ltd.	186,175	3,142,661
South32 Ltd., ADR	7,695	71,794
South32 Ltd.	339,551	632,658

		14,754,198

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	36,012	144,153

Oil, Gas & Consumable Fuels 0.5%
Origin Energy Ltd.	214,800	905,878
Santos Ltd.	238,618	672,540
Woodside Petroleum Ltd.	189,646	4,204,977

		5,783,395

Road & Rail 0.1%
Aurizon Holdings Ltd.	282,281	1,020,627

		50,268,821

AUSTRIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
OMV AG	16,040	461,824

BELGIUM 1.6%
Banks 0.6%
KBC Group NV	120,146	7,013,626

Beverages 0.6%
Anheuser-Busch InBev SA/NV	47,222	6,210,064

Chemicals 0.2%
Solvay SA	14,530	1,683,624
Umicore SA	14,163	889,281

		2,572,905

Diversified Telecommunication Services 0.1%
Proximus SADP	19,426	581,148

Food & Staples Retailing 0.0%†
Colruyt SA(a)	6,822	378,864

Insurance 0.1%
Ageas	30,083	1,099,937

Pharmaceuticals 0.0%†
UCB SA	5,303	410,483

		18,267,027

CANADA 4.6%
Auto Components 0.0%†
Magna International, Inc.	6,613	284,028

Banks 0.6%
Bank of Montreal	99,858	6,547,689

Capital Markets 0.0%†
TMX Group Ltd.	1,627	74,718

Construction & Engineering 0.0%†
WSP Global, Inc.	10,328	325,360

Food & Staples Retailing 0.1%
Empire Co. Ltd., Class A	45,286	675,519

Food Products 0.0%†
Maple Leaf Foods, Inc.	5,100	117,048

Insurance 0.7%
Fairfax Financial Holdings Ltd.	1,969	1,153,710
Industrial Alliance Insurance & Financial Services, Inc.	19,006	684,213
Manulife Financial Corp.	240,559	3,394,057
Sun Life Financial, Inc.	72,476	2,358,341

		7,590,321

Metals & Mining 0.7%
Eldorado Gold Corp.*	80,885	318,127
First Quantum Minerals Ltd.	86,792	718,443
Goldcorp, Inc.	135,341	2,235,610
Kinross Gold Corp.*	279,967	1,180,089
Lundin Mining Corp.*	42,500	168,128
Silver Wheaton Corp.(a)	43,043	1,163,133
Teck Resources Ltd., Class B	93,000	1,676,474
Turquoise Hill Resources Ltd.*	70,880	209,623
Yamana Gold, Inc.	130,766	563,152

		8,232,779

Oil, Gas & Consumable Fuels 2.4%
AltaGas Ltd.	10,270	264,118
Cameco Corp.(a)	71,663	612,424
Canadian Natural Resources Ltd.	139,096	4,456,636
Cenovus Energy, Inc.(a)	71,205	1,023,037
Crescent Point Energy Corp.(a)	135,996	1,793,822
Enbridge Income Fund Holdings, Inc.	4,600	119,212
Encana Corp.	131,064	1,371,801
Husky Energy, Inc.*	65,336	800,297
Imperial Oil Ltd.(a)	15,416	482,829
Suncor Energy, Inc.	279,060	7,747,068
Tourmaline Oil Corp.*	45,560	1,234,195

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
CANADA (continued)
Oil, Gas & Consumable Fuels (continued)
TransCanada Corp.	137,798	$6,544,605

		26,450,044

Technology Hardware, Storage & Peripherals 0.1%
BlackBerry Ltd.*	107,726	858,953

Thrifts & Mortgage Finance 0.0%†
Genworth MI Canada, Inc.(a)	5,200	133,810

Trading Companies & Distributors 0.0%†
Finning International, Inc.	8,660	161,061

		51,451,330

CHILE 0.3%
Banks 0.3%
Banco Santander Chile, ADR	129,027	2,669,569

Metals & Mining 0.0%†
Antofagasta plc	53,835	364,674

		3,034,243

CHINA 0.9%
Electronic Equipment, Instruments & Components 0.0%†
FIH Mobile Ltd.	87,000	28,748

Oil, Gas & Consumable Fuels 0.5%
CNOOC Ltd.	4,208,000	5,308,018

Real Estate Management & Development 0.4%
China Overseas Land & Investment Ltd.	1,254,000	4,311,247

		9,648,013

DENMARK 1.2%
Banks 0.1%
Danske Bank A/S	47,878	1,400,715

Beverages 0.1%
Carlsberg A/S, Class B	11,685	1,116,781

Chemicals 0.0%†
Novozymes A/S, Class B	1,334	58,837

Commercial Services & Supplies 0.1%
ISS A/S	25,628	1,064,965

Electrical Equipment 0.3%
Vestas Wind Systems A/S	42,370	3,499,913

Marine 0.2%
AP Moeller-Maersk A/S, Class A	455	639,270
AP Moeller-Maersk A/S, Class B	857	1,260,558

		1,899,828

Road & Rail 0.1%
DSV A/S	32,766	1,634,865

Textiles, Apparel & Luxury Goods 0.3%
Pandora A/S	23,925	2,897,789

		13,573,693

FINLAND 1.5%
Electric Utilities 0.1%
Fortum OYJ	50,836	821,506

Metals & Mining 0.4%
Outokumpu OYJ*	688,273	4,725,434

Oil, Gas & Consumable Fuels 0.0%†
Neste OYJ	7,426	316,763

Paper & Forest Products 1.0%
Stora Enso OYJ, Class R	126,639	1,124,965
UPM-Kymmene OYJ	443,187	9,357,707

		10,482,672

		16,346,375

FRANCE 12.5%
Aerospace & Defense 0.5%
Airbus Group SE	90,872	5,511,494

Air Freight & Logistics 0.0%†
Bollore SA(a)	93,770	326,433

Auto Components 0.1%
Cie Generale des Etablissements Michelin	11,192	1,239,347

Automobiles 1.2%
Peugeot SA*	112,034	1,710,847
Renault SA	138,921	11,428,921

		13,139,768

Banks 2.6%
BNP Paribas SA	336,556	17,310,283
Credit Agricole SA	64,981	640,966
Natixis SA	1,142,412	5,330,360
Societe Generale SA	115,178	3,984,499

		27,266,108

Building Products 0.4%
Cie de Saint-Gobain	97,326	4,211,298

Chemicals 0.6%
Air Liquide SA	62,532	6,705,715
Arkema SA	5,356	495,871

		7,201,586

Construction & Engineering 0.1%
Bouygues SA	30,737	1,019,340

Diversified Telecommunication Services 0.6%
Orange SA	321,387	5,035,347
Vivendi SA	88,556	1,787,280

		6,822,627

Electric Utilities 0.0%†
Electricite de France SA	31,015	377,521

Electrical Equipment 0.6%
Schneider Electric SE	97,784	6,802,233

Energy Equipment & Services 0.5%
Technip SA(a)	85,522	5,257,399

Equity Real Estate Investment Trusts (REITs) 0.3%
Unibail-Rodamco SE	13,873	3,740,618

Food & Staples Retailing 0.0%†
Casino Guichard Perrachon SA	11,282	549,143

Insurance 1.3%
AXA SA	637,790	13,560,806
CNP Assurances	33,301	559,487
SCOR SE	26,089	811,316

		14,931,609

IT Services 0.5%
Capgemini SA	61,710	6,050,262

Multi-Utilities 0.3%
Engie SA(a)	238,919	3,704,371

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Oil, Gas & Consumable Fuels 2.9%
TOTAL SA(a)	642,873	$30,575,418

		138,726,575

GERMANY 7.5%
Airlines 0.1%
Deutsche Lufthansa AG REG	56,134	625,802

Automobiles 2.3%
Bayerische Motoren Werke AG	56,842	4,785,827
Daimler AG REG	300,752	21,211,339
Volkswagen AG	5,531	800,904

		26,798,070

Banks 0.1%
Commerzbank AG	105,912	684,292

Capital Markets 0.1%
Deutsche Bank AG REG*(a)	88,248	1,151,088

Chemicals 0.1%
Linde AG	3,963	673,396

Construction Materials 0.5%
HeidelbergCement AG	60,901	5,759,520

Diversified Telecommunication Services 0.0%†
Telefonica Deutschland Holding AG	66,605	268,546

Electrical Equipment 0.0%†
OSRAM Licht AG	2,863	168,191

Food & Staples Retailing 0.1%
METRO AG(a)	39,506	1,175,927

Independent Power and Renewable Electricity Producers 0.1%
Uniper SE*	47,628	583,449

Industrial Conglomerates 1.3%
Siemens AG REG	123,829	14,520,229

Insurance 0.9%
Allianz SE REG	51,850	7,705,440
Hannover Rueck SE	2,307	247,300
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen REG	9,469	1,768,487
Talanx AG	11,726	357,819

		10,079,046

Multi-Utilities 0.5%
E.ON SE	476,286	3,385,199
RWE AG*	115,390	1,992,730

		5,377,929

Pharmaceuticals 0.5%
Bayer AG REG	56,753	5,699,720

Semiconductors & Semiconductor Equipment 0.4%
Infineon Technologies AG	264,472	4,715,940

Trading Companies & Distributors 0.5%
Brenntag AG	92,869	5,075,188

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,934	324,769

		83,681,102

HONG KONG 2.2%
Airlines 0.0%†
Cathay Pacific Airways Ltd.(a)	212,000	296,362

Banks 0.0%†
Bank of East Asia Ltd. (The)(a)	55,359	225,941

Capital Markets 0.0%†
Guoco Group, Ltd.	4,000	44,970

Hotels, Restaurants & Leisure 0.0%†
Shangri-La Asia Ltd.	232,000	254,995

Industrial Conglomerates 1.2%
CK Hutchison Holdings Ltd.	925,376	11,828,384
Hopewell Holdings Ltd.(a)	54,000	197,939
NWS Holdings Ltd.	164,574	275,795

		12,302,118

Real Estate Management & Development 0.9%
Hang Lung Group Ltd.	164,000	627,145
Hang Lung Properties Ltd.	267,000	605,647
Henderson Land Development Co. Ltd.	21,027	125,463
Kerry Properties Ltd.	114,000	374,521
New World Development Co. Ltd.	1,472,641	1,931,064
Sino Land Co. Ltd.	339,186	604,541
Sun Hung Kai Properties Ltd.	141,221	2,146,948
Swire Pacific Ltd., Class A	113,000	1,223,818
Swire Pacific Ltd., Class B	142,500	278,264
Wharf Holdings Ltd. (The)	154,000	1,129,832
Wheelock & Co. Ltd.	190,000	1,128,556

		10,175,799

Road & Rail 0.1%
MTR Corp. Ltd.	101,685	561,914

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	1,134,600	502,880

		24,364,979

IRELAND 0.4%
Airlines 0.3%
Ryanair Holdings plc, ADR	32,666	2,450,931

Banks 0.0%†
Bank of Ireland*	2,482,132	518,948

Construction Materials 0.1%
CRH plc, ADR	40,083	1,333,561

Hotels, Restaurants & Leisure 0.0%†
Paddy Power Betfair plc	202	22,841

		4,326,281

ISRAEL 0.9%
Banks 0.2%
Bank Hapoalim BM	203,513	1,155,580
Bank Leumi Le-Israel BM*	192,026	730,818
Mizrahi Tefahot Bank Ltd.	25,029	318,327

		2,204,725

Chemicals 0.0%†
Israel Chemicals Ltd.	18,222	70,985

Pharmaceuticals 0.7%
Teva Pharmaceutical Industries Ltd., ADR	162,804	7,490,612

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	1,586	69,487

		9,835,809

ITALY 2.2%
Banks 0.7%
Intesa Sanpaolo SpA	2,937,135	6,520,751
Mediobanca SpA	81,895	533,003
UniCredit SpA	620,415	1,446,134

		8,499,888

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
ITALY (continued)
Diversified Telecommunication Services 0.4%
Telecom Italia SpA*	5,441,400	$4,521,268

Electric Utilities 1.0%
Enel SpA	2,474,454	11,027,955

Insurance 0.1%
Assicurazioni Generali SpA	46,199	563,810

		24,612,921

JAPAN 22.6%
Air Freight & Logistics 0.5%
Yamato Holdings Co. Ltd.	226,100	5,270,299

Airlines 0.4%
Japan Airlines Co. Ltd.	162,500	4,776,765

Auto Components 1.9%
Aisin Seiki Co. Ltd.	29,200	1,337,760
Bridgestone Corp.	89,000	3,279,097
Calsonic Kansei Corp.	13,000	120,425
Denso Corp.	18,500	738,234
NGK Spark Plug Co. Ltd.(a)	177,100	3,129,417
NHK Spring Co. Ltd.	29,200	283,071
NOK Corp.(a)	17,000	371,985
Sumitomo Electric Industries Ltd.	612,800	8,662,977
Sumitomo Rubber Industries Ltd.	35,500	536,969
Tokai Rika Co. Ltd.	6,900	135,104
Toyoda Gosei Co. Ltd.	12,700	295,275
Toyota Industries Corp.	10,400	482,733
Yokohama Rubber Co. Ltd. (The)	17,100	273,724

		19,646,771

Automobiles 2.9%
Honda Motor Co. Ltd.	544,300	15,708,663
Mazda Motor Corp.	110,400	1,693,731
Mitsubishi Motors Corp.	109,200	510,103
Nissan Motor Co. Ltd.	347,500	3,408,584
Suzuki Motor Corp.	253,200	8,480,942
Toyota Motor Corp.	29,614	1,717,803

		31,519,826

Banks 4.3%
Bank of Kyoto Ltd. (The)(a)	25,000	182,996
Chiba Bank Ltd. (The)(a)	73,000	414,581
Chugoku Bank Ltd. (The)(a)	8,800	107,344
Concordia Financial Group Ltd.	139,000	606,492
Fukuoka Financial Group, Inc.	88,000	365,758
Gunma Bank Ltd. (The)	36,000	163,542
Hachijuni Bank Ltd. (The)	46,000	239,575
Hiroshima Bank Ltd. (The)	12,000	49,776
Hokuhoku Financial Group, Inc.	15,600	209,907
Iyo Bank Ltd. (The)(a)	31,000	187,723
Kyushu Financial Group, Inc.(a)	7,000	47,694
Mebuki Financial Group, Inc.	56,160	201,196
Mitsubishi UFJ Financial Group, Inc.	3,944,100	19,981,151
Mizuho Financial Group, Inc.	3,004,600	5,064,069
Resona Holdings, Inc.	440,400	1,852,147
Shinsei Bank Ltd.	186,000	282,055
Shizuoka Bank Ltd. (The)(a)	36,000	288,432
Sumitomo Mitsui Financial Group, Inc.	293,100	9,900,804
Sumitomo Mitsui Trust Holdings, Inc.	199,200	6,508,185
Yamaguchi Financial Group, Inc.(a)	21,000	223,844

		46,877,271

Beverages 0.0%†
Coca-Cola East Japan Co. Ltd.	4,800	104,144
Coca-Cola West Co. Ltd.(a)	9,800	274,283

		378,427

Building Products 1.0%
Asahi Glass Co. Ltd.	193,000	1,247,929
Daikin Industries Ltd.	98,000	9,144,954
LIXIL Group Corp.	47,400	1,015,478

		11,408,361

Capital Markets 0.2%
Daiwa Securities Group, Inc.	119,000	670,007
Nomura Holdings, Inc.	252,400	1,131,140
SBI Holdings, Inc.	40,300	481,360

		2,282,507

Chemicals 1.0%
Asahi Kasei Corp.	255,000	2,032,136
Denka Co. Ltd.(a)	60,000	259,851
DIC Corp.	13,000	402,433
Hitachi Chemical Co. Ltd.	16,200	372,226
JSR Corp.(a)	33,900	532,823
Kaneka Corp.	51,000	403,789
Kuraray Co. Ltd.	72,600	1,077,021
Mitsubishi Chemical Holdings Corp.	278,700	1,747,282
Mitsubishi Gas Chemical Co., Inc.	34,500	493,939
Mitsui Chemicals, Inc.	150,000	713,513
Nippon Shokubai Co. Ltd.	4,400	274,884
Sumitomo Chemical Co. Ltd.	303,000	1,346,354
Teijin Ltd.	24,800	481,121
Tosoh Corp.	99,000	610,197
Ube Industries Ltd.	98,000	187,424
Zeon Corp.	6,000	53,219

		10,988,212

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd.	60,000	588,579
Toppan Printing Co. Ltd.	57,000	514,535

		1,103,114

Construction & Engineering 0.1%
COMSYS Holdings Corp.	12,700	225,657
JGC Corp.(a)	10,600	184,530
Kinden Corp.	9,000	103,757
Nippo Corp.	11,000	209,173
Obayashi Corp.	26,000	257,889

		981,006

Construction Materials 0.0%†
Taiheiyo Cement Corp.	162,000	466,149

Consumer Finance 0.0%†
Credit Saison Co. Ltd.	5,500	91,313
Hitachi Capital Corp.(a)	7,000	148,833

		240,146

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	19,800	350,049

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	141,453

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	98,800	$453,386
ORIX Corp.	124,400	1,835,231

		2,288,617

Diversified Telecommunication Services 1.0%
Nippon Telegraph & Telephone Corp.	245,000	11,205,318

Electrical Equipment 0.0%†
Fuji Electric Co. Ltd.	68,000	312,515

Electronic Equipment, Instruments & Components 0.5%
Azbil Corp.	1,100	33,243
Citizen Watch Co. Ltd.	30,300	158,691
Hitachi Ltd.	617,000	2,891,623
Ibiden Co. Ltd.(a)	16,900	227,244
Kyocera Corp.	14,600	701,578
Nippon Electric Glass Co. Ltd.	42,000	217,473
TDK Corp.	21,200	1,420,382

		5,650,234

Food & Staples Retailing 0.2%
Aeon Co. Ltd.	113,900	1,685,204
FamilyMart Co. Ltd.	4,042	269,829

		1,955,033

Food Products 0.4%
House Foods Group, Inc.	5,300	121,480
NH Foods Ltd.	169,000	4,082,602

		4,204,082

Health Care Providers & Services 0.3%
Alfresa Holdings Corp.	6,200	131,281
Medipal Holdings Corp.	17,600	305,081
Suzuken Co. Ltd.	89,280	2,948,072

		3,384,434

Household Durables 0.6%
Iida Group Holdings Co. Ltd.	17,700	356,172
Nikon Corp.(a)	41,100	613,798
Sekisui Chemical Co. Ltd.	22,000	316,408
Sekisui House Ltd.	77,000	1,311,824
Sony Corp.	118,500	3,925,975
Sumitomo Forestry Co. Ltd.(a)	16,600	222,169

		6,746,346

Industrial Conglomerates 0.0%†
Nisshinbo Holdings, Inc.	18,000	178,568

Insurance 0.9%
Dai-ichi Life Insurance Co. Ltd. (The)	75,300	1,033,080
MS&AD Insurance Group Holdings, Inc.	30,900	861,220
Sompo Holdings, Inc.	229,500	6,801,786
T&D Holdings, Inc.	81,700	921,666
Tokio Marine Holdings, Inc.	22,400	859,040

		10,476,792

IT Services 0.1%
Fujitsu Ltd.	226,000	1,216,248

Leisure Products 0.0%†
Heiwa Corp.	7,300	162,502
Sankyo Co. Ltd.	4,200	143,490
Sega Sammy Holdings, Inc.	9,700	138,370

		444,362

Machinery 1.0%
Amada Holdings Co. Ltd.	39,400	409,851
DMG Mori Co. Ltd.(a)	223,300	2,329,688
Ebara Corp.	12,400	367,124
Glory Ltd.(a)	6,900	227,521
Hitachi Construction Machinery Co. Ltd.(a)	18,100	360,933
IHI Corp.(a)	130,000	377,807
JTEKT Corp.	39,200	588,784
Kawasaki Heavy Industries Ltd.	188,000	582,466
Komatsu Ltd.	114,200	2,619,658
Kurita Water Industries Ltd.	8,900	211,476
Mitsubishi Heavy Industries Ltd.	392,000	1,639,778
NSK Ltd.	11,300	115,856
NTN Corp.(a)	56,000	195,748
Sumitomo Heavy Industries Ltd.	92,000	454,570
THK Co. Ltd.	12,000	236,043

		10,717,303

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.(a)	106,000	273,202
Mitsui OSK Lines Ltd.	186,000	432,524
Nippon Yusen KK(a)	306,000	572,935

		1,278,661

Media 0.4%
Dentsu, Inc.	90,300	4,596,061
Fuji Media Holdings, Inc.	6,200	84,228
Nippon Television Holdings, Inc.	3,100	52,626
Tokyo Broadcasting System Holdings, Inc.	3,800	59,504

		4,792,419

Metals & Mining 0.5%
Daido Steel Co. Ltd.	7,000	32,101
Hitachi Metals Ltd.(a)	40,800	501,930
JFE Holdings, Inc.	103,000	1,505,703
Kobe Steel Ltd.*	54,200	491,590
Mitsubishi Materials Corp.	22,000	601,752
Nippon Steel & Sumitomo Metal Corp.	101,799	2,088,957
Sumitomo Metal Mining Co. Ltd.	61,000	842,516

		6,064,549

Multiline Retail 0.1%
H2O Retailing Corp.	14,400	204,851
Isetan Mitsukoshi Holdings Ltd.	24,900	245,174
J. Front Retailing Co. Ltd.	45,300	593,156
Takashimaya Co. Ltd.	41,000	336,649

		1,379,830

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co. Ltd.	11,600	240,169
Inpex Corp.	120,900	1,099,279
JX Holdings, Inc.	242,100	979,915
Showa Shell Sekiyu KK	18,200	169,189

		2,488,552

Paper & Forest Products 0.1%
Nippon Paper Industries Co. Ltd.(a)	17,000	311,023
Oji Holdings Corp.	165,000	653,984

		965,007

Real Estate Management & Development 1.5%
Daiwa House Industry Co. Ltd.	305,100	8,373,372
Mitsui Fudosan Co. Ltd.	325,000	6,914,185
Nomura Real Estate Holdings, Inc.	16,300	275,525

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Real Estate Management & Development (continued)
Tokyo Tatemono Co. Ltd.	7,200	$86,610

		15,649,692

Road & Rail 0.2%
Hankyu Hanshin Holdings, Inc.	28,000	965,409
Hitachi Transport System Ltd.	6,400	127,885
Nippon Express Co. Ltd.	173,000	808,771
Seino Holdings Co. Ltd.	13,600	143,027

		2,045,092

Semiconductors & Semiconductor Equipment 0.0%†
Rohm Co. Ltd.	5,800	305,720
Sumco Corp.	22,600	185,958

		491,678

Specialty Retail 0.1%
Aoyama Trading Co. Ltd.	3,300	114,133
K’s Holdings Corp.	10,800	178,510
Yamada Denki Co. Ltd.(a)	105,000	520,808

		813,451

Technology Hardware, Storage & Peripherals 0.5%
Brother Industries Ltd.	47,200	829,851
FUJIFILM Holdings Corp.	37,500	1,389,108
Konica Minolta, Inc.(a)	95,800	811,264
NEC Corp.	555,000	1,431,477
Ricoh Co. Ltd.	150,100	1,358,318

		5,820,018

Trading Companies & Distributors 1.3%
ITOCHU Corp.	200,700	2,526,726
Marubeni Corp.(a)	315,800	1,622,295
Mitsubishi Corp.	251,100	5,724,094
Mitsui & Co. Ltd.(a)	81,000	1,122,570
Sojitz Corp.	150,800	386,363
Sumitomo Corp.(a)	55,900	625,781
Toyota Tsusho Corp.	43,000	999,308

		13,007,137

Transportation Infrastructure 0.0%†
Kamigumi Co. Ltd.	26,000	226,823
Mitsubishi Logistics Corp.(a)	6,000	86,776

		313,599

		250,319,893

LUXEMBOURG 0.6%
Metals & Mining 0.6%
ArcelorMittal*	1,134,679	6,919,682

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	5,672	293,874

		7,213,556

NETHERLANDS 7.1%
Banks 1.5%
ING Groep NV	1,356,138	16,742,360

Chemicals 0.2%
Akzo Nobel NV	6,526	441,418
Koninklijke DSM NV	28,094	1,897,341

		2,338,759

Construction & Engineering 0.0%†
Boskalis Westminster	11,692	416,127

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	197,051	653,764

Food & Staples Retailing 0.1%
Koninklijke Ahold Delhaize NV*	68,635	1,563,228

Industrial Conglomerates 0.3%
Koninklijke Philips NV, NYRS	15,061	445,655
Koninklijke Philips NV	95,451	2,824,354

		3,270,009

Insurance 0.9%
Aegon NV	159,908	609,957
ASR Nederland NV*	173,462	3,524,576
NN Group NV	178,491	5,479,750

		9,614,283

Oil, Gas & Consumable Fuels 4.0%
Royal Dutch Shell plc, Class A	746,897	18,581,241
Royal Dutch Shell plc, Class A, ADR	273,389	13,688,587
Royal Dutch Shell plc, Class B, ADR(a)	223,258	11,794,720

		44,064,548

Professional Services 0.0%†
Randstad Holding NV	4,699	213,675

Software 0.0%†
Gemalto NV	6,110	391,463

		79,268,216

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.	74,056	579,965

Food Products 0.0%†
Fonterra Co-operative Group Ltd.	5,807	25,159

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	13,037	69,876

		675,000

NORWAY 0.9%
Banks 0.1%
DNB ASA	86,384	1,135,669

Chemicals 0.0%†
Yara International ASA	7,990	266,251

Insurance 0.0%†
Storebrand ASA*	36,062	178,729

Metals & Mining 0.6%
Norsk Hydro ASA	1,642,646	7,102,419

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	107,553	1,805,631

		10,488,699

PORTUGAL 0.0%†
Banks 0.0%†
Banco Espirito Santo SA REG*(b)(d)	146,163	0

SINGAPORE 0.4%
Airlines 0.0%†
Singapore Airlines Ltd.	58,900	455,043

Banks 0.1%
DBS Group Holdings Ltd.(a)	92,300	1,047,315

Food Products 0.0%†
Golden Agri-Resources Ltd.(a)	953,500	249,311

Industrial Conglomerates 0.2%
Keppel Corp. Ltd.(a)	297,500	1,184,056

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SINGAPORE (continued)
Industrial Conglomerates (continued)
Sembcorp Industries Ltd.	134,700	$257,782

		1,441,838

Real Estate Management & Development 0.1%
CapitaLand Ltd.	153,100	361,434
City Developments Ltd.	75,500	504,976
Frasers Centrepoint Ltd.	26,400	28,820
United Industrial Corp. Ltd.	14,000	27,943
UOL Group Ltd.	54,910	226,965

		1,150,138

		4,343,645

SOUTH KOREA 0.8%
Technology Hardware, Storage & Peripherals 0.8%
Samsung Electronics Co. Ltd.	5,776	8,414,260

SPAIN 1.8%
Banks 1.5%
Banco de Sabadell SA(a)	699,289	895,881
Banco Popular Espanol SA	158,422	196,073
Banco Santander SA	2,063,671	9,155,157
Bankia SA	7,279,416	5,973,296
CaixaBank SA	121,770	307,714

		16,528,121

Electric Utilities 0.1%
Iberdrola SA	206,711	1,405,512

Independent Power and Renewable Electricity Producers 0.0%†
EDP Renovaveis SA	32,575	261,380

Insurance 0.0%†
Mapfre SA	88,168	246,678

Oil, Gas & Consumable Fuels 0.2%
Repsol SA	151,461	2,057,483

		20,499,174

SWEDEN 2.0%
Banks 1.4%
Nordea Bank AB	1,245,215	12,365,578
Skandinaviska Enskilda Banken AB, Class A	125,450	1,260,951
Svenska Handelsbanken AB, Class A	45,267	622,243
Swedbank AB, Class A	16,578	389,527

		14,638,299

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class A	10,933	78,820
Telefonaktiebolaget LM Ericsson, Class B	311,858	2,251,703

		2,330,523

Diversified Telecommunication Services 0.1%
Telia Co. AB	309,697	1,387,159

Food & Staples Retailing 0.0%†
ICA Gruppen AB	1,850	61,112

Household Products 0.2%
Svenska Cellulosa AB SCA, Class A	3,365	100,024
Svenska Cellulosa AB SCA, Class B	80,188	2,380,051

		2,480,075

Machinery 0.0%†
Trelleborg AB, Class B	3,463	67,832

Metals & Mining 0.1%
Boliden AB	47,773	1,122,888

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	50,129	432,717

		22,520,605

SWITZERLAND 7.1%
Banks 0.0%†
Banque Cantonale Vaudoise REG	26	17,073

Beverages 0.1%
Coca-Cola HBC AG*	25,227	586,063

Capital Markets 0.5%
Credit Suisse Group AG REG*	126,377	1,660,927
Julius Baer Group Ltd.*	14,741	600,872
UBS Group AG REG	241,382	3,297,389

		5,559,188

Chemicals 0.1%
Clariant AG REG*	63,965	1,102,738

Construction Materials 0.7%
LafargeHolcim Ltd. REG*	139,383	7,546,162

Electrical Equipment 0.6%
ABB Ltd. REG*	319,223	7,194,639

Insurance 2.1%
Baloise Holding AG REG	6,242	755,793
Swiss Life Holding AG REG*	4,865	1,261,605
Swiss Re AG	52,679	4,757,885
Zurich Insurance Group AG*	62,661	16,159,901

		22,935,184

Metals & Mining 0.4%
Glencore plc*	1,788,635	4,897,596

Pharmaceuticals 1.0%
Novartis AG REG	76,513	6,038,431
Roche Holding AG	21,684	5,388,444

		11,426,875

Professional Services 0.2%
Adecco Group AG REG	36,590	2,062,421

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	95,857	783,425

Specialty Retail 0.1%
Dufry AG REG*	6,118	767,019

Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA REG	71,110	4,336,827
Swatch Group AG (The) REG	9,356	520,935
Swatch Group AG (The)(a)	7,049	1,998,302

		6,856,064

Trading Companies & Distributors 0.6%
Wolseley plc	118,120	6,643,368

Transportation Infrastructure 0.0%†
Flughafen Zuerich AG REG	1,186	231,856

		78,609,671

UNITED KINGDOM 13.9%
Air Freight & Logistics 0.0%†
Royal Mail plc	82,151	521,300

Automobiles 0.0%†
Fiat Chrysler Automobiles NV(a)	47,498	301,907

Banks 2.9%
Barclays plc, ADR	332,320	2,887,861

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Banks (continued)
HSBC Holdings plc, ADR(a)	403,869	$15,189,513
HSBC Holdings plc	105,725	794,710
Lloyds Banking Group plc	4,214,952	2,977,930
Lloyds Banking Group plc, ADR	138,915	398,686
Royal Bank of Scotland Group plc, ADR*(a)	136,811	637,539
Standard Chartered plc*	973,800	7,924,550

		30,810,789

Beverages 0.0%†
Coca-Cola European Partners plc	119	4,739

Capital Markets 0.0%†
3i Group plc	30,720	259,013

Energy Equipment & Services 0.0%†
Seadrill Ltd.*(a)	42,272	100,527
Subsea 7 SA*(a)	19,566	211,134

		311,661

Food & Staples Retailing 0.2%
J Sainsbury plc	380,657	1,212,417
Wm Morrison Supermarkets plc(a)	194,974	550,538

		1,762,955

Hotels, Restaurants & Leisure 0.2%
InterContinental Hotels Group plc	67,025	2,762,441

Household Durables 0.3%
Barratt Developments plc	598,375	3,830,817

Insurance 1.0%
Aviva plc	97,759	557,820
Prudential plc	575,107	10,194,727

		10,752,547

Media 0.1%
Pearson plc, ADR(a)	65,753	643,722
Pearson plc	44,352	433,570

		1,077,292

Metals & Mining 1.4%
Anglo American plc*	190,423	2,374,728
Rio Tinto Ltd.	64,629	2,570,974
Rio Tinto plc	320,015	10,636,091

		15,581,793

Multi-Utilities 1.1%
Centrica plc	2,039,704	6,030,921
National Grid plc	404,910	5,718,476

		11,749,397

Oil, Gas & Consumable Fuels 2.1%
BP plc, ADR	668,660	23,510,086

Pharmaceuticals 1.2%
GlaxoSmithKline plc	610,398	13,000,590

Specialty Retail 0.1%
Kingfisher plc	287,292	1,401,716

Tobacco 0.5%
British American Tobacco plc	95,629	6,098,842

Wireless Telecommunication Services 2.8%
Vodafone Group plc	8,547,579	24,513,825
Vodafone Group plc, ADR	213,058	6,210,640

		30,724,465

		154,462,350

UNITED STATES 0.8%
Biotechnology 0.7%
Shire plc	118,184	7,642,155

Hotels, Restaurants & Leisure 0.1%
Carnival plc	12,376	603,817
Carnival plc, ADR	8,879	435,781

		1,039,598

Pharmaceuticals 0.0%†
Mylan NV*	1,728	65,871

		8,747,624

Total Common Stocks (cost $1,137,753,571)		1,094,161,686

Preferred Stocks 0.4%

	Shares	Market Value

GERMANY 0.4%
Automobiles 0.4%
Bayerische Motoren Werke AG (Preference)	6,306	465,410
Porsche Automobil Holding SE (Preference)	11,715	599,256
Volkswagen AG - Preference Shares	28,020	3,691,142

Total Preferred Stocks (cost $7,916,170)		4,755,808

Securities Lending Reinvestments 6.0%

	Principal Amount	Market Value

Repurchase Agreements 6.0%
Bank of America NA, 0.50%, dated 09/30/16, due 10/03/16, repurchase price $5,000,208, collateralized by a U.S. Government AgencySecurity, 3.00%, maturing 04/01/45; total market value $5,100,000.(c)	$5,000,000	5,000,000
BNP Paribas Securities Corp., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $14,000,583, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 02/23/17 - 08/20/46; total market value $14,280,007.(c)	14,000,000	14,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Securities Lending Reinvestments (continued)

	Principal Amount	Market Value
Repurchase Agreements (continued)
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $17,544,735, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $17,894,884.(c)	$17,544,004	$17,544,004
Natixis New York Branch, 0.70%, dated 09/30/16, due 10/03/16, repurchase price $3,000,175, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.13%, maturing 02/28/17 - 03/16/50; total market value $3,060,179.(c)	3,000,000	3,000,000
Nomura Securities International, Inc., 0.52%, dated 09/30/16, due 10/03/16, repurchase price $7,000,303, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 6.50%, maturing 05/01/18 - 05/01/47; total market value $7,140,000.(c)	7,000,000	7,000,000
RBS Securities, Inc., 0.32%, dated 09/21/16, due 10/05/16, repurchase price $20,002,489, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 1.75%, maturing 03/31/18 - 05/15/23; total market value $20,400,783.(c)(d)	20,000,000	20,000,000

Total Securities Lending Reinvestments (cost $66,544,004)		66,544,004

Total Investments (cost $1,212,213,745)(e) — 104.8%		1,165,461,498
Liabilities in excess of other assets — (4.8)%		(53,690,227)

NET ASSETS — 100.0%		$1,111,771,271

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $65,383,088, which was collateralized by a repurchase agreements with a value of $66,544,004 and $1,610,340 of collateral in the form of U,S. Government Treasury Securities, interest rates ranging from 0.00% - 4.50%, and maturity dates ranging from 10/31/16 - 11/15/45, a total value of $68,154,344.
(b)	Fair valued security.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $66,544,004.
(d)	Illiquid security.
(e)	At September 30, 2016, the tax basis cost of the Fund’s investments was $1,222,133,143, tax unrealized appreciation and depreciation were $70,394,862 and $(127,066,507), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
KK	Joint Stock Company
Ltd.	Limited
NA	National Association
NV	Public Traded Company
NYRS	New York Registry Shares
OYJ	Public Traded Company
plc	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SCA	Limited partnership with share capital
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

At September 30, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	ANZ Banking Group Ltd.	11/08/16	(2,107,827)	$(1,615,017)	$(1,611,887)	$3,130
British Pound	Morgan Stanley Co., Inc.	11/08/16	(6,547,831)	(8,534,142)	(8,493,033)	41,109
British Pound	ANZ Banking Group Ltd.	11/08/16	(840,667)	(1,111,468)	(1,090,409)	21,059
Canadian Dollar	Citibank NA	11/08/16	(5,855,955)	(4,453,077)	(4,464,748)	(11,671)
Euro	Royal Bank of Canada	11/08/16	(3,368,533)	(3,767,522)	(3,790,312)	(22,790)
Euro	Citibank NA	11/08/16	(1,464,455)	(1,636,225)	(1,647,822)	(11,597)
Euro	Credit Suisse International	11/08/16	(17,652,111)	(19,658,079)	(19,862,360)	(204,281)
Euro	Standard Chartered Bank	11/08/16	(1,116,909)	(1,250,486)	(1,256,759)	(6,273)
Euro	Deutsche Bank Securities, Inc.	11/08/16	(1,626,844)	(1,843,238)	(1,830,543)	12,695
Euro	Citibank NA	11/08/16	(1,597,728)	(1,787,924)	(1,797,782)	(9,858)
Euro	Societe Generale	11/08/16	(1,375,386)	(1,547,209)	(1,547,601)	(392)
Euro	Deutsche Bank Securities, Inc.	11/08/16	(1,643,854)	(1,854,325)	(1,849,684)	4,641
Euro	Goldman Sachs International	11/08/16	(1,419,335)	(1,593,166)	(1,597,053)	(3,887)
Euro	Citibank NA	11/08/16	(1,571,109)	(1,758,051)	(1,767,830)	(9,779)
Euro	Goldman Sachs International	11/08/16	(1,530,801)	(1,720,712)	(1,722,475)	(1,763)
Euro	Citibank NA	11/08/16	(2,679,712)	(3,013,087)	(3,015,243)	(2,156)
Hong Kong Dollar	Societe Generale	11/08/16	(22,444,212)	(2,894,404)	(2,894,673)	(269)
Japanese Yen	HSBC Bank PLC	11/08/16	(377,587,735)	(3,746,456)	(3,729,072)	17,384
Japanese Yen	ANZ Banking Group Ltd.	11/08/16	(157,527,124)	(1,542,377)	(1,555,745)	(13,368)
Swedish Krona	State Street Bank and Trust Co.	11/08/16	(5,109,526)	(599,501)	(596,668)	2,833
Swiss Franc	Goldman Sachs International	11/08/16	(1,411,002)	(1,458,106)	(1,455,477)	2,629
Swiss Franc	Goldman Sachs International	11/08/16	(1,108,168)	(1,141,917)	(1,143,097)	(1,180)

Total Short Contracts				$(68,526,489)	$(68,720,273)	$(193,784)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Societe Generale	11/08/16	36,205,824	$27,669,599	$27,687,136	$17,537
British Pound	ANZ Banking Group Ltd.	11/08/16	1,103,353	1,437,983	1,431,132	(6,851)
British Pound	BNP Paribas	11/08/16	1,316,913	1,716,220	1,708,136	(8,084)
British Pound	Morgan Stanley Co., Inc.	11/08/16	1,359,234	1,778,332	1,763,029	(15,303)
British Pound	Citibank NA	11/08/16	891,314	1,171,036	1,156,101	(14,935)
British Pound	Citibank NA	11/08/16	1,141,340	1,515,092	1,480,404	(34,688)
British Pound	Goldman Sachs International	11/08/16	3,346,344	4,447,492	4,340,462	(107,030)
British Pound	ANZ Banking Group Ltd.	11/08/16	1,558,433	2,050,343	2,021,406	(28,937)
Euro	Standard Chartered Bank	11/08/16	1,080,718	1,226,604	1,216,037	(10,567)
Euro	ANZ Banking Group Ltd.	11/08/16	1,164,764	1,302,310	1,310,606	8,296
Euro	Societe Generale	11/08/16	2,642,846	2,970,671	2,973,761	3,090
Euro	HSBC Bank PLC	11/08/16	1,154,389	1,299,574	1,298,932	(642)
Euro	Standard Chartered Bank	11/08/16	1,694,418	1,909,390	1,906,578	(2,812)
Hong Kong Dollar	State Street Bank and Trust Co.	11/08/16	22,444,212	2,896,247	2,894,673	(1,574)
Japanese Yen	Goldman Sachs International	11/08/16	167,610,875	1,645,556	1,655,332	9,776
Japanese Yen	ANZ Banking Group Ltd.	11/08/16	115,636,732	1,150,170	1,142,033	(8,137)
Japanese Yen	Royal Bank of Canada	11/08/16	153,418,411	1,518,580	1,515,167	(3,413)
Singapore Dollar	Morgan Stanley Co., Inc.	11/08/16	9,325,930	6,918,336	6,840,310	(78,026)
Swedish Krona	State Street Bank and Trust Co.	11/08/16	10,924,690	1,287,593	1,275,738	(11,855)
Swedish Krona	Goldman Sachs International	11/08/16	12,974,044	1,518,188	1,515,053	(3,135)
Swedish Krona	Standard Chartered Bank	11/08/16	18,284,466	2,159,413	2,135,181	(24,232)
Swiss Franc	Royal Bank of Canada	11/08/16	8,841,633	9,038,223	9,120,323	82,100

Total Long Contracts				$78,626,952	$78,387,530	$(239,422)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

At September 30, 2016, the Fund’s open forward foreign cross currency contracts were as follows:

Counterparty	Delivery Date	Currency Received		Currency Delivered		Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Citibank NA	11/08/16	1,681,875	British Pound	(1,979,401)	Euro	$2,227,246	$2,181,519	$(45,727)
Societe Generale	11/08/16	284,468,097	Japanese Yen	(2,519,945)	Euro	2,835,472	2,809,419	(26,053)

						$5,062,718	$4,990,938	$(71,780)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$5,511,494	$—	$5,511,494
Air Freight & Logistics	—	6,118,032	—	6,118,032
Airlines	2,450,931	6,153,972	—	8,604,903
Auto Components	284,028	20,886,118	—	21,170,146
Automobiles	—	71,759,571	—	71,759,571
Banks	45,073,217	163,322,881	—	208,396,098
Beverages	—	9,045,678	—	9,045,678
Biotechnology	—	7,642,155	—	7,642,155
Building Products	—	15,619,659	—	15,619,659
Capital Markets	289,289	9,255,864	—	9,545,153
Chemicals	—	25,915,009	—	25,915,009
Commercial Services & Supplies	—	2,168,079	—	2,168,079
Communications Equipment	—	2,330,523	—	2,330,523
Construction & Engineering	325,360	2,416,473	—	2,741,833
Construction Materials	1,333,561	14,854,104	—	16,187,665
Consumer Finance	—	240,146	—	240,146
Containers & Packaging	—	350,049	—	350,049
Distributors	—	141,453	—	141,453
Diversified Financial Services	—	2,288,617	—	2,288,617
Diversified Telecommunication Services	—	25,439,830	—	25,439,830
Electric Utilities	—	13,632,494	—	13,632,494
Electrical Equipment	—	17,977,491	—	17,977,491
Electronic Equipment, Instruments & Components	—	5,678,982	—	5,678,982
Energy Equipment & Services	88,693	5,480,367	—	5,569,060
Equity Real Estate Investment Trusts (REITs)	—	3,740,618	—	3,740,618

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food & Staples Retailing	$675,519	$7,647,296	$—	$8,322,815
Food Products	142,207	4,453,393	—	4,595,600
Health Care Providers & Services	—	3,384,434	—	3,384,434
Hotels, Restaurants & Leisure	435,781	4,095,484	—	4,531,265
Household Durables	—	10,577,163	—	10,577,163
Household Products	—	2,480,075	—	2,480,075
Independent Power and Renewable Electricity Producers	583,449	261,380	—	844,829
Industrial Conglomerates	445,655	31,267,107	—	31,712,762
Insurance	7,590,321	83,158,018	—	90,748,339
IT Services	—	7,266,510	—	7,266,510
Leisure Products	—	444,362	—	444,362
Machinery	—	10,785,135	—	10,785,135
Marine	—	3,178,489	—	3,178,489
Media	643,722	5,225,989	—	5,869,711
Metals & Mining	9,695,885	60,070,127	—	69,766,012
Multiline Retail	—	1,523,983	—	1,523,983
Multi-Utilities	—	20,831,697	—	20,831,697
Oil, Gas & Consumable Fuels	75,443,437	67,378,325	—	142,821,762
Paper & Forest Products	—	11,447,679	—	11,447,679
Pharmaceuticals	7,556,483	30,537,668	—	38,094,151
Professional Services	—	2,276,096	—	2,276,096
Real Estate Management & Development	—	31,356,363	—	31,356,363
Road & Rail	—	5,262,498	—	5,262,498
Semiconductors & Semiconductor Equipment	—	5,991,043	—	5,991,043
Software	—	391,463	—	391,463
Specialty Retail	—	2,982,186	—	2,982,186
Technology Hardware, Storage & Peripherals	858,953	14,234,278	—	15,093,231
Textiles, Apparel & Luxury Goods	—	9,753,853	—	9,753,853
Thrifts & Mortgage Finance	133,810	—	—	133,810
Tobacco	—	6,098,842	—	6,098,842
Trading Companies & Distributors	161,061	24,725,693	—	24,886,754
Transportation Infrastructure	94,858	1,348,122	—	1,442,980
Wireless Telecommunication Services	6,210,640	25,240,416	—	31,451,056

Total Common Stocks	$160,516,860	$933,644,826	$—	$1,094,161,686

Forward Foreign Currency Contracts	—	226,279	—	226,279
Preferred Stocks	—	4,755,808	—	4,755,808
Securities Lending Reinvestments	—	66,544,004	—	66,544,004

Total Assets	$160,516,860	$1,005,170,917	$—	$1,165,687,777

Liabilities:
Forward Foreign Currency Contracts	$—	$(731,265)	$—	$(731,265)

Total Liabilities	$—	$(731,265)	$—	$(731,265)

Total	$160,516,860	$1,004,439,652	$—	$1,164,956,512

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2016, the Fund held one Right investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$226,279

Total		$226,279

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(731,265)

Total		$(731,265)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 99.3%

	Shares	Market Value
Aerospace & Defense 3.6%
BWX Technologies, Inc.	226,200	$8,679,294
Huntington Ingalls Industries, Inc.	51,800	7,947,156
Northrop Grumman Corp.	40,863	8,742,639
Orbital ATK, Inc.	37,009	2,821,196
Raytheon Co.	48,200	6,561,466
Spirit AeroSystems Holdings, Inc., Class A*	275,106	12,253,221
Textron, Inc.	118,111	4,694,912
United Technologies Corp.	64,096	6,512,154

		58,212,038

Air Freight & Logistics 0.1%
FedEx Corp.	7,660	1,338,049

Airlines 0.5%
Delta Air Lines, Inc.	130,786	5,147,737
United Continental Holdings, Inc.*	53,244	2,793,713

		7,941,450

Auto Components 0.4%
Lear Corp.	53,593	6,496,543

Banks 0.5%
JPMorgan Chase & Co.	122,970	8,188,572

Beverages 1.0%
Coca-Cola Co. (The)	30,532	1,292,114
Dr. Pepper Snapple Group, Inc.	102,900	9,395,799
PepsiCo, Inc.	61,878	6,730,470

		17,418,383

Biotechnology 4.3%
Alexion Pharmaceuticals, Inc.*	24,175	2,962,404
Amgen, Inc.	131,955	22,011,414
Biogen, Inc.*	10,000	3,130,300
Celgene Corp.*	213,645	22,332,312
Gilead Sciences, Inc.	164,121	12,985,254
Regeneron Pharmaceuticals, Inc.*	15,170	6,098,643

		69,520,327

Building Products 1.5%
A.O. Smith Corp.	36,400	3,595,956
Lennox International, Inc.	16,040	2,518,761
Masco Corp.	310,200	10,642,962
Owens Corning	133,186	7,110,801

		23,868,480

Capital Markets 1.1%
Eaton Vance Corp.	78,200	3,053,710
Federated Investors, Inc., Class B	75,100	2,225,213
Intercontinental Exchange, Inc.	26,800	7,218,848
Moody’s Corp.	46,366	5,020,510

		17,518,281

Chemicals 3.2%
E.I. du Pont de Nemours & Co.	44,700	2,993,559
Ecolab, Inc.	37,516	4,566,447
LyondellBasell Industries NV, Class A	127,167	10,257,290
Monsanto Co.	109,314	11,171,891
PPG Industries, Inc.	75,860	7,840,890
Praxair, Inc.	26,000	3,141,580
Sherwin-Williams Co. (The)	46,156	12,769,519

		52,741,176

Commercial Services & Supplies 0.2%
KAR Auction Services, Inc.	64,400	2,779,504

Communications Equipment 1.3%
Cisco Systems, Inc.	203,720	6,461,998
F5 Networks, Inc.*	39,400	4,910,816
Motorola Solutions, Inc.	128,300	9,786,724

		21,159,538

Consumer Finance 0.4%
Discover Financial Services	102,846	5,815,941

Diversified Consumer Services 0.4%
ServiceMaster Global Holdings, Inc.*	179,366	6,041,047

Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	253,147	13,158,581

Equity Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	89,160	10,104,503
Crown Castle International Corp.	64,550	6,081,255
Digital Realty Trust, Inc.	39,850	3,870,232
Equinix, Inc.	3,800	1,368,950
Equity LifeStyle Properties, Inc.	39,205	3,025,842
Extra Space Storage, Inc.	71,256	5,658,439
Public Storage	7,000	1,561,980
Simon Property Group, Inc.	13,900	2,877,439

		34,548,640

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	24,019	3,663,138
CVS Health Corp.	101,666	9,047,257
Sysco Corp.	265,560	13,015,096

		25,725,491

Food Products 2.8%
Archer-Daniels-Midland Co.	178,141	7,512,206
Bunge Ltd.	72,500	4,294,175
Campbell Soup Co.	155,100	8,483,970
ConAgra Foods, Inc.	213,300	10,048,563
JM Smucker Co. (The)	47,890	6,491,010
Mondelez International, Inc., Class A	125,881	5,526,176
Pilgrim’s Pride Corp.(a)	111,592	2,356,823

		44,712,923

Health Care Equipment & Supplies 5.5%
Align Technology, Inc.*	76,400	7,162,500
Baxter International, Inc.	211,400	10,062,640
Boston Scientific Corp.*	202,443	4,818,143
C.R. Bard, Inc.	10,570	2,370,640
Danaher Corp.	112,358	8,807,744
DENTSPLY SIRONA, Inc.	34,005	2,020,917
Edwards Lifesciences Corp.*	95,900	11,561,704
Hologic, Inc.*	368,017	14,290,100
IDEXX Laboratories, Inc.*	27,500	3,100,075
Intuitive Surgical, Inc.*	6,650	4,820,120
Medtronic plc	75,180	6,495,552
Stryker Corp.	52,595	6,122,584
Zimmer Biomet Holdings, Inc.	54,100	7,034,082

		88,666,801

Health Care Providers & Services 2.9%
Centene Corp.*	84,900	5,684,904

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Express Scripts Holding Co.*	160,346	$11,309,204
HCA Holdings, Inc.*	141,029	10,666,023
McKesson Corp.	26,452	4,410,871
UnitedHealth Group, Inc.	107,297	15,021,580

		47,092,582

Hotels, Restaurants & Leisure 4.2%
Brinker International, Inc.	67,470	3,402,512
Carnival Corp.	144,258	7,042,676
Darden Restaurants, Inc.	136,700	8,382,444
Domino’s Pizza, Inc.	54,864	8,331,098
McDonald’s Corp.	59,913	6,911,564
Starbucks Corp.	212,605	11,510,435
Wyndham Worldwide Corp.	38,600	2,598,938
Yum! Brands, Inc.	214,519	19,480,470

		67,660,137

Household Durables 0.2%
Tupperware Brands Corp.	42,600	2,784,762

Household Products 0.8%
Clorox Co. (The)	79,200	9,914,256
Colgate-Palmolive Co.	33,400	2,476,276

		12,390,532

Independent Power and Renewable Electricity Producers 0.2%
AES Corp.	257,911	3,314,156

Industrial Conglomerates 0.8%
Honeywell International, Inc.	71,700	8,359,503
Roper Technologies, Inc.	23,647	4,314,868

		12,674,371

Insurance 0.6%
MetLife, Inc.	110,827	4,924,043
Prudential Financial, Inc.	51,501	4,205,057

		9,129,100

Internet & Direct Marketing Retail 5.4%
Amazon.com, Inc.*	74,906	62,719,543
Ctrip.com International Ltd., ADR-CN*(a)	105,500	4,913,135
Netflix, Inc.*	42,200	4,158,810
Priceline Group, Inc. (The)*	10,494	15,441,816

		87,233,304

Internet Software & Services 8.7%
Alibaba Group Holding Ltd., ADR-CN*	58,200	6,156,978
Alphabet, Inc., Class A*	37,700	30,313,062
Alphabet, Inc., Class C*	39,790	30,928,369
CoStar Group, Inc.*	21,346	4,622,050
Facebook, Inc., Class A*	482,149	61,845,252
VeriSign, Inc.*(a)	84,000	6,572,160

		140,437,871

IT Services 7.9%
Accenture plc, Class A	79,666	9,732,795
Cognizant Technology Solutions Corp., Class A*	154,038	7,349,153
CoreLogic, Inc.*	234,000	9,177,480
Fidelity National Information Services, Inc.	88,200	6,794,046
FleetCor Technologies, Inc.*	105,958	18,408,083
Gartner, Inc.*	70,189	6,208,217
Global Payments, Inc.	106,753	8,194,360
MasterCard, Inc., Class A	92,050	9,367,929
Paychex, Inc.	45,700	2,644,659
PayPal Holdings, Inc.*	199,770	8,184,577
Vantiv, Inc., Class A*	234,913	13,218,555
Visa, Inc., Class A	339,506	28,077,146

		127,357,000

Life Sciences Tools & Services 1.6%
Quintiles Transnational Holdings, Inc.*	97,319	7,888,678
Thermo Fisher Scientific, Inc.	94,067	14,962,297
Waters Corp.*	15,400	2,440,746

		25,291,721

Machinery 0.7%
Fortive Corp.	65,929	3,355,786
Illinois Tool Works, Inc.	70,300	8,424,752

		11,780,538

Media 3.2%
Charter Communications, Inc., Class A*	56,203	15,173,124
Comcast Corp., Class A	292,099	19,377,847
DISH Network Corp., Class A*	181,900	9,964,482
Time Warner, Inc.	63,000	5,015,430
Walt Disney Co. (The)	31,801	2,953,041

		52,483,924

Metals & Mining 0.2%
Newmont Mining Corp.	81,510	3,202,528

Multiline Retail 1.5%
Dollar Tree, Inc.*	131,064	10,344,881
Nordstrom, Inc.(a)	162,100	8,409,748
Target Corp.	92,304	6,339,439

		25,094,068

Oil, Gas & Consumable Fuels 0.9%
Diamondback Energy, Inc.*	51,600	4,981,464
Parsley Energy, Inc., Class A*	104,678	3,507,760
Pioneer Natural Resources Co.	33,900	6,293,535

		14,782,759

Personal Products 0.8%
Coty, Inc., Class A*	214,065	5,030,528
Estee Lauder Cos., Inc. (The), Class A	82,822	7,334,716

		12,365,244

Pharmaceuticals 3.2%
Allergan plc*	24,890	5,732,416
Bristol-Myers Squibb Co.	91,095	4,911,842
Eli Lilly & Co.	146,995	11,797,819
Johnson & Johnson	99,500	11,753,935
Merck & Co., Inc.	134,316	8,382,662
Zoetis, Inc.	193,400	10,058,734

		52,637,408

Professional Services 0.5%
Equifax, Inc.	21,000	2,826,180
Nielsen Holdings plc	102,900	5,512,353

		8,338,533

Real Estate Management & Development 0.1%
Realogy Holdings Corp.	85,371	2,207,694

Road & Rail 0.6%
Kansas City Southern	53,500	4,992,620
Union Pacific Corp.	55,189	5,382,583

		10,375,203

Semiconductors & Semiconductor Equipment 2.2%
Applied Materials, Inc.	133,200	4,015,980
Broadcom Ltd.	111,494	19,234,945
Micron Technology, Inc.*	223,300	3,970,274
NXP Semiconductors NV*	57,100	5,824,771

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	50,310	$3,530,756

		36,576,726

Software 9.3%
Activision Blizzard, Inc.	109,200	4,837,560
Adobe Systems, Inc.*	259,970	28,217,144
CDK Global, Inc.	59,000	3,384,240
Citrix Systems, Inc.*	115,400	9,834,388
Electronic Arts, Inc.*	167,378	14,294,081
Intuit, Inc.	82,562	9,082,646
Microsoft Corp.	700,822	40,367,347
Mobileye NV*	103,628	4,411,444
Red Hat, Inc.*	131,100	10,596,813
salesforce.com, Inc.*	95,374	6,803,027
ServiceNow, Inc.*	72,587	5,745,261
Splunk, Inc.*	74,700	4,383,396
VMware, Inc., Class A*(a)	119,300	8,750,655

		150,708,002

Specialty Retail 4.7%
AutoZone, Inc.*	13,729	10,548,540
Gap, Inc. (The)(a)	181,800	4,043,232
Home Depot, Inc. (The)	215,689	27,754,861
Lowe’s Cos., Inc.	167,200	12,073,512
O’Reilly Automotive, Inc.*	58,190	16,299,601
Urban Outfitters, Inc.*	144,441	4,986,103

		75,705,849

Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	524,857	59,335,084
NCR Corp.*	142,696	4,593,384

		63,928,468

Textiles, Apparel & Luxury Goods 2.0%
lululemon athletica, Inc.*(a)	152,019	9,270,119
Michael Kors Holdings Ltd.*	134,970	6,315,246
NIKE, Inc., Class B	216,428	11,394,934
Under Armour, Inc., Class A*(a)	74,309	2,874,272
Under Armour, Inc., Class C*(a)	64,476	2,183,158

		32,037,729

Tobacco 0.9%
Altria Group, Inc.	127,263	8,046,840
Philip Morris International, Inc.	67,079	6,521,420

		14,568,260

Total Common Stocks (cost $1,375,685,263)		1,608,010,234

Securities Lending Reinvestments 1.7%

	Principal Amount	Market Value
Repurchase Agreements 1.7%
Bank of America NA, 0.50%, dated 09/30/16, due 10/03/16, repurchase price $8,955,373, collateralized by a U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $9,134,100.(b)	$8,955,000	8,955,000
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $2,296,457, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $2,342,289.(b)	2,296,362	2,296,362
Natixis New York Branch, 0.70%, dated 09/30/16, due 10/03/16, repurchase price $10,000,583, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.13%, maturing 02/28/17 - 03/16/50; total market value $10,200,595.(b)	10,000,000	10,000,000
Nomura Securities International, Inc., 0.52%, dated 09/30/16, due 10/03/16, repurchase price $250,011, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 6.50%, maturing 05/01/18 - 05/01/47; total market value $255,000.(b)	250,000	250,000
RBS Securities, Inc., 0.32%, dated 09/21/16, due 10/05/16, repurchase price $6,600,821, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 1.75%, maturing 03/31/18 - 05/15/23; total market value $6,732,258.(b)(c)	6,600,000	6,600,000

Total Securities Lending Reinvestments (cost $28,101,362)		28,101,362

Total Investments (cost $1,403,786,625)(d) — 101.0%		1,636,111,596
Liabilities in excess of other assets — (1.0%)		(15,684,936)

NET ASSETS — 100.0%		$1,620,426,660

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $30,071,651, which was collateralized by repurchase agreements with a total value of $28,101,362 and $2,531,258 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from 10/13/16 - 02/15/43, a total value of $30,632,620.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $28,101,362.
(c)	Illiquid security.
(d)	At September 30, 2016, the tax basis cost of the Fund’s investments was $1,407,033,646, tax unrealized appreciation and depreciation were $253,537,134 and $(24,459,184), respectively.

ADR	American Depositary Receipt
CN	China
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,608,010,234	$—	$—	$1,608,010,234
Securities Lending Reinvestments	—	28,101,362	—	28,101,362

Total	$1,608,010,234	$28,101,362	$—	$1,636,111,596

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 99.0%

	Shares	Market Value
CANADA 0.5%
Oil, Gas & Consumable Fuels 0.5%
Canadian Natural Resources Ltd.	301,108	$9,647,500

HONG KONG 0.1%
Hotels, Restaurants & Leisure 0.1%
Melco Crown Entertainment Ltd., ADR(a)	172,700	2,782,197

IRELAND 0.3%
Construction Materials 0.3%
CRH plc	188,263	6,232,282

ISRAEL 0.5%
Pharmaceuticals 0.5%
Teva Pharmaceutical Industries Ltd., ADR	211,900	9,749,519

LUXEMBOURG 0.6%
Media 0.6%
SES SA, FDR	430,453	10,569,722

NETHERLANDS 0.1%
Metals & Mining 0.1%
Constellium NV, Class A*	316,537	2,279,066

PANAMA 0.2%
Airlines 0.2%
Copa Holdings SA, Class A	33,980	2,987,861

SINGAPORE 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Broadcom Ltd.	20,586	3,551,497

SOUTH KOREA 0.4%
Technology Hardware, Storage & Peripherals 0.4%
Samsung Electronics Co. Ltd.	5,375	7,830,098

SWEDEN 0.2%
Machinery 0.2%
Sandvik AB	341,070	3,753,032

UNITED KINGDOM 1.6%
Auto Components 0.3%
Delphi Automotive plc	90,200	6,433,064

Beverages 0.4%
Coca-Cola European Partners plc	109,146	4,354,925
Diageo plc	107,795	3,087,635

		7,442,560

Media 0.3%
Sky plc	407,425	4,722,102

Tobacco 0.6%
British American Tobacco plc	178,243	11,367,639

		29,965,365

UNITED STATES 94.3%
Aerospace & Defense 2.3%
General Dynamics Corp.	26,121	4,052,934
Northrop Grumman Corp.	40,165	8,593,302
Raytheon Co.	118,302	16,104,451
Textron, Inc.	41,777	1,660,636
United Technologies Corp.	115,747	11,759,895

		42,171,218

Air Freight & Logistics 0.2%
United Parcel Service, Inc., Class B	41,247	4,510,772

Airlines 0.8%
Delta Air Lines, Inc.	268,238	10,557,848
United Continental Holdings, Inc.*	76,356	4,006,399

		14,564,247

Auto Components 0.4%
Goodyear Tire & Rubber Co. (The)	91,855	2,966,917
Lear Corp.	29,231	3,543,381

		6,510,298

Banks 9.9%
Bank of America Corp.	1,721,454	26,940,755
BB&T Corp.	121,678	4,589,694
Citigroup, Inc.	798,181	37,698,089
Comerica, Inc.	94,376	4,465,872
JPMorgan Chase & Co.	798,448	53,168,653
M&T Bank Corp.	95,200	11,052,720
PNC Financial Services Group, Inc. (The)	284,655	25,644,569
SunTrust Banks, Inc.	201,000	8,803,800
Wells Fargo & Co.	290,277	12,853,466

		185,217,618

Beverages 1.0%
Coca-Cola Co. (The)	136,133	5,761,149
Molson Coors Brewing Co., Class B	118,535	13,015,143

		18,776,292

Biotechnology 0.8%
Biogen, Inc.*	23,360	7,312,381
Gilead Sciences, Inc.	31,717	2,509,449
Regeneron Pharmaceuticals, Inc.*	13,600	5,467,472

		15,289,302

Building Products 0.3%
Owens Corning	120,534	6,435,310

Capital Markets 3.6%
Charles Schwab Corp. (The)	208,291	6,575,747
E*TRADE Financial Corp.*	242,435	7,059,707
Goldman Sachs Group, Inc. (The)	122,938	19,826,211
Morgan Stanley	344,962	11,059,482
Raymond James Financial, Inc.	375,714	21,870,312

		66,391,459

Chemicals 1.7%
Celanese Corp. Series A	189,217	12,594,284
CF Industries Holdings, Inc.	437,635	10,656,412
Dow Chemical Co. (The)	53,222	2,758,496
LyondellBasell Industries NV, Class A	76,442	6,165,812

		32,175,004

Commercial Services & Supplies 0.2%
Waste Management, Inc.	45,081	2,874,365

Communications Equipment 2.8%
ARRIS International plc*	223,551	6,333,200
Cisco Systems, Inc.	1,467,270	46,541,804

		52,875,004

Construction Materials 0.8%
Martin Marietta Materials, Inc.	27,394	4,906,539
Vulcan Materials Co.	88,820	10,101,499

		15,008,038

Consumer Finance 0.9%
Discover Financial Services	129,146	7,303,206
Synchrony Financial	329,011	9,212,308

		16,515,514

Containers & Packaging 0.7%
Bemis Co., Inc.	57,200	2,917,772
Graphic Packaging Holding Co.	262,676	3,674,837

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Containers & Packaging (continued)
Packaging Corp. of America	72,650	$5,903,539

		12,496,148

Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B*	171,530	24,780,939
Voya Financial, Inc.	321,477	9,264,967

		34,045,906

Diversified Telecommunication Services 2.4%
AT&T, Inc.	449,967	18,273,160
Verizon Communications, Inc.	493,067	25,629,623

		43,902,783

Electric Utilities 3.2%
American Electric Power Co., Inc.	67,974	4,364,611
Exelon Corp.	640,767	21,331,133
FirstEnergy Corp.	41,041	1,357,636
OGE Energy Corp.	283,200	8,954,784
PG&E Corp.	245,067	14,990,748
PPL Corp.	229,931	7,948,715

		58,947,627

Electrical Equipment 0.6%
Eaton Corp. plc	107,754	7,080,515
Generac Holdings, Inc.*(a)	94,869	3,443,745

		10,524,260

Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	281,553	6,658,728
IPG Photonics Corp.*	27,962	2,302,671

		8,961,399

Energy Equipment & Services 2.2%
Halliburton Co.	698,566	31,351,642
Helmerich & Payne, Inc.(a)	86,170	5,799,241
National Oilwell Varco, Inc.	47,055	1,728,801
Schlumberger Ltd.	19,109	1,502,732

		40,382,416

Equity Real Estate Investment Trusts (REITs) 4.3%
American Tower Corp.	157,217	17,817,402
Boston Properties, Inc.	29,600	4,034,184
Columbia Property Trust, Inc.	353,494	7,914,731
Communications Sales & Leasing, Inc.*	239,394	7,519,366
Digital Realty Trust, Inc.	36,060	3,502,147
Host Hotels & Resorts, Inc.	616,700	9,602,019
Mid-America Apartment Communities, Inc.	76,222	7,164,106
Public Storage	6,559	1,463,575
STORE Capital Corp.	520,229	15,331,149
WP Glimcher, Inc.	414,176	5,127,499

		79,476,178

Food Products 2.4%
Archer-Daniels-Midland Co.	320,763	13,526,577
ConAgra Foods, Inc.	177,518	8,362,873
JM Smucker Co. (The)	50,745	6,877,977
Kellogg Co.	93,179	7,218,577
Mondelez International, Inc., Class A	98,518	4,324,940
Tyson Foods, Inc., Class A	62,535	4,669,488

		44,980,432

Health Care Equipment & Supplies 1.8%
Abbott Laboratories	346,991	14,674,249
Boston Scientific Corp.*	296,760	7,062,888
Medtronic plc	18,513	1,599,523
Stryker Corp.	49,627	5,777,079
Zimmer Biomet Holdings, Inc.	29,375	3,819,338

		32,933,077

Health Care Providers & Services 2.4%
Envision Healthcare Holdings, Inc.*	366,100	8,153,047
HCA Holdings, Inc.*	68,062	5,147,529
Humana, Inc.	19,593	3,465,806
Laboratory Corp. of America Holdings*	27,308	3,754,304
McKesson Corp.	79,840	13,313,319
MEDNAX, Inc.*	49,000	3,246,250
Molina Healthcare, Inc.*	30,790	1,795,673
UnitedHealth Group, Inc.	41,468	5,805,520

		44,681,448

Hotels, Restaurants & Leisure 1.1%
Carnival Corp.	90,978	4,441,546
Las Vegas Sands Corp.	213,438	12,281,222
Royal Caribbean Cruises Ltd.	37,743	2,828,838

		19,551,606

Household Durables 0.6%
Newell Brands, Inc.	117,240	6,173,858
Toll Brothers, Inc.*	150,200	4,484,972

		10,658,830

Household Products 0.7%
Procter & Gamble Co. (The)	136,723	12,270,889

Industrial Conglomerates 0.9%
General Electric Co.	305,054	9,035,700
Honeywell International, Inc.	72,629	8,467,815

		17,503,515

Insurance 8.3%
Allstate Corp. (The)	82,541	5,710,186
American International Group, Inc.	269,063	15,966,198
Arthur J. Gallagher & Co.	259,500	13,200,765
Assured Guaranty Ltd.	113,311	3,144,380
Chubb Ltd.	85,274	10,714,678
FNF Group	92,132	3,400,592
Hartford Financial Services Group, Inc. (The)	153,252	6,562,251
MetLife, Inc.	787,292	34,979,385
Principal Financial Group, Inc.	315,691	16,261,243
Prudential Financial, Inc.	219,264	17,902,906
Torchmark Corp.	82,608	5,277,825
Unum Group	402,446	14,210,368
Validus Holdings Ltd.	164,434	8,192,102

		155,522,879

Internet & Direct Marketing Retail 0.4%
Priceline Group, Inc. (The)*	4,482	6,595,218

Internet Software & Services 1.4%
Alphabet, Inc., Class A*	26,161	21,035,013
eBay, Inc.*	142,615	4,692,034

		25,727,047

IT Services 1.1%
Cognizant Technology Solutions Corp., Class A*	87,086	4,154,873
Genpact Ltd.*	174,148	4,170,845
Global Payments, Inc.	78,624	6,035,178
Teradata Corp.*	149,544	4,635,864
Vantiv, Inc., Class A*	32,499	1,828,719

		20,825,479

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.	62,204	$9,894,168

Media 1.9%
Comcast Corp., Class A	96,718	6,416,272
John Wiley & Sons, Inc., Class A	130,800	6,750,588
Omnicom Group, Inc.	84,377	7,172,045
Time Warner, Inc.	154,508	12,300,382
Viacom, Inc., Class B	79,704	3,036,722

		35,676,009

Metals & Mining 0.8%
Newmont Mining Corp.	86,930	3,415,480
Reliance Steel & Aluminum Co.	138,842	10,000,789
United States Steel Corp.(a)	73,620	1,388,473

		14,804,742

Multiline Retail 0.3%
Target Corp.	82,908	5,694,121

Multi-Utilities 1.2%
Ameren Corp.	65,560	3,224,241
DTE Energy Co.	65,331	6,119,555
Sempra Energy	113,975	12,216,980

		21,560,776

Oil, Gas & Consumable Fuels 10.8%
Anadarko Petroleum Corp.	347,370	22,009,363
Cabot Oil & Gas Corp.	370,932	9,570,046
Chevron Corp.	33,050	3,401,506
Cobalt International Energy, Inc.*	599,946	743,933
Diamondback Energy, Inc.*	54,549	5,266,160
EOG Resources, Inc.	219,842	21,260,920
Exxon Mobil Corp.	146,950	12,825,796
Hess Corp.	270,717	14,515,846
HollyFrontier Corp.	173,849	4,259,301
Kinder Morgan, Inc.	266,669	6,168,054
Marathon Oil Corp.	584,730	9,244,581
Marathon Petroleum Corp.	123,195	5,000,485
Noble Energy, Inc.	148,652	5,312,822
Occidental Petroleum Corp.	424,738	30,971,896
Phillips 66	118,323	9,530,918
Pioneer Natural Resources Co.	94,355	17,517,006
QEP Resources, Inc.	214,882	4,196,645
Rice Energy, Inc.*	260,126	6,791,890
Southwestern Energy Co.*	429,522	5,944,584
Valero Energy Corp.	121,943	6,462,979
WPX Energy, Inc.*	173,714	2,291,288

		203,286,019

Paper & Forest Products 0.2%
Louisiana-Pacific Corp.*	163,800	3,084,354

Personal Products 0.3%
Coty, Inc.*	217,290	5,041,128

Pharmaceuticals 6.5%
Allergan plc*	48,700	11,216,097
Bristol-Myers Squibb Co.	280,205	15,108,654
Eli Lilly & Co.	217,955	17,493,068
Johnson & Johnson	74,754	8,830,690
Merck & Co., Inc.	602,438	37,598,155
Mylan NV*	402,130	15,329,196
Pfizer, Inc.	434,208	14,706,625

		120,282,485

Professional Services 0.6%
IHS Markit Ltd..*	308,600	11,587,930

Real Estate Management & Development 0.2%
Realogy Holdings Corp.	145,340	3,758,492

Road & Rail 1.7%
CSX Corp.	518,101	15,802,080
Genesee & Wyoming, Inc., Class A*(a)	143,000	9,859,850
Union Pacific Corp.	69,086	6,737,958

		32,399,888

Semiconductors & Semiconductor Equipment 2.7%
Applied Materials, Inc.	290,140	8,747,721
Intel Corp.	170,369	6,431,430
Lam Research Corp.	39,100	3,703,161
Microchip Technology, Inc.(a)	170,798	10,613,388
Skyworks Solutions, Inc.	175,700	13,377,797
Texas Instruments, Inc.	100,644	7,063,196

		49,936,693

Software 0.7%
Electronic Arts, Inc.*	61,490	5,251,246
Oracle Corp.	216,432	8,501,449

		13,752,695

Specialty Retail 0.9%
AutoZone, Inc.*	8,634	6,633,847
Gap, Inc. (The)	41,703	927,475
Staples, Inc.	678,627	5,802,261
Urban Outfitters, Inc.*	123,521	4,263,945

		17,627,528

Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.	37,245	4,210,547
Hewlett Packard Enterprise Co.	372,291	8,469,621
Western Digital Corp.	126,700	7,408,149

		20,088,317

Textiles, Apparel & Luxury Goods 0.6%
PVH Corp.	29,450	3,254,225
Ralph Lauren Corp.	74,900	7,575,386

		10,829,611

Tobacco 0.5%
Altria Group, Inc.	110,826	7,007,528
Philip Morris International, Inc.	16,326	1,587,214

		8,594,742

Trading Companies & Distributors 0.2%
W.W. Grainger, Inc.(a)	14,941	3,359,334

		1,750,560,610

Total Common Stocks (cost $1,718,275,646)		1,839,908,749

Exchange Traded Fund 0.1%

	Shares	Market Value
UNITED STATES 0.1%
iShares Russell 1000 Value ETF	19,363	2,045,120

Total Exchange Traded Fund (cost $2,054,052)		2,045,120

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Securities Lending Reinvestments 1.2%

	Principal Amount	Market Value
Repurchase Agreements 1.2%
BNP Paribas Securities Corp., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $3,000,125, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 02/23/17 - 08/20/46; total market value $3,060,002.(b)	$3,000,000	$3,000,000
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $8,021,353, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $8,181,439.(b)	8,021,019	8,021,019
Natixis New York Branch, 0.70%, dated 09/30/16, due 10/03/16, repurchase price $2,000,117, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.13%, maturing 02/28/17 - 03/16/50; total market value $2,040,119.(b)	2,000,000	2,000,000
Nomura Securities International, Inc., 0.52%, dated 09/30/16, due 10/03/16, repurchase price $5,000,217, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 6.50%, maturing 05/01/18 - 05/01/47; total market value $5,100,000.(b)	5,000,000	5,000,000
RBS Securities, Inc., 0.32%, dated 09/21/16, due 10/05/16, repurchase price $3,400,423, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 1.75%, maturing 03/31/18 - 05/15/23; total market value $3,468,133.(b)(c)	3,400,000	3,400,000

Total Securities Lending Reinvestments (cost $21,421,019)		21,421,019

Total Investments (cost $1,741,750,717)(d) — 100.3%		1,863,374,888
Liabilities in excess of other assets — (0.3)%		(5,915,022)

NET ASSETS — 100.0%		$1,857,459,866

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $24,381,536, which was collateralized by repurchase agreements with a total value of $21,421,019 and $3,219,054 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 4.38%, and maturity dates ranging from 10/06/16 - 11/15/45 a total value of $24,640,073.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $21,421,019
(c)	Illiquid security.
(d)	At September 30, 2016, the tax basis cost of the Fund’s investments was $1,752,233,913, tax unrealized appreciation and depreciation were $190,710,040 and $(79,569,065), respectively.

AB	Stock Company
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FDR	Fiduciary Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

At September 30, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	JPMorgan Chase Bank	12/21/16	(3,444,000)	$(4,593,204)	$(4,471,420)	$121,784
Euro	JPMorgan Chase Bank	12/21/16	(6,377,000)	(7,183,850)	(7,190,227)	(6,377)

Total Short Contracts				$(11,777,054)	$(11,661,647)	$115,407

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$42,171,218	$—	$—	$42,171,218
Air Freight & Logistics	4,510,772	—	—	4,510,772
Airlines	17,552,108	—	—	17,552,108
Auto Components	12,943,362	—	—	12,943,362
Banks	185,217,618	—	—	185,217,618
Beverages	23,131,217	3,087,635	—	26,218,852
Biotechnology	15,289,302	—	—	15,289,302
Building Products	6,435,310	—	—	6,435,310
Capital Markets	66,391,459	—	—	66,391,459
Chemicals	32,175,004	—	—	32,175,004
Commercial Services & Supplies	2,874,365	—	—	2,874,365
Communications Equipment	52,875,004	—	—	52,875,004
Construction Materials	15,008,038	6,232,282	—	21,240,320
Consumer Finance	16,515,514	—	—	16,515,514
Containers & Packaging	12,496,148	—	—	12,496,148
Diversified Financial Services	34,045,906	—	—	34,045,906
Diversified Telecommunication Services	43,902,783	—	—	43,902,783
Electric Utilities	58,947,627	—	—	58,947,627
Electrical Equipment	10,524,260	—	—	10,524,260
Electronic Equipment, Instruments & Components	8,961,399	—	—	8,961,399
Energy Equipment & Services	40,382,416	—	—	40,382,416
Equity Real Estate Investment Trusts (REITs)	79,476,178	—	—	79,476,178
Food Products	44,980,432	—	—	44,980,432

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$32,933,077	$—	$—	$32,933,077
Health Care Providers & Services	44,681,448	—	—	44,681,448
Hotels, Restaurants & Leisure	22,333,803	—	—	22,333,803
Household Durables	10,658,830	—	—	10,658,830
Household Products	12,270,889	—	—	12,270,889
Industrial Conglomerates	17,503,515	—	—	17,503,515
Insurance	155,522,879	—	—	155,522,879
Internet & Direct Marketing Retail	6,595,218	—	—	6,595,218
Internet Software & Services	25,727,047	—	—	25,727,047
IT Services	20,825,479	—	—	20,825,479
Life Sciences Tools & Services	9,894,168	—	—	9,894,168
Machinery	—	3,753,032	—	3,753,032
Media	35,676,009	15,291,824	—	50,967,833
Metals & Mining	17,083,808	—	—	17,083,808
Multiline Retail	5,694,121	—	—	5,694,121
Multi-Utilities	21,560,776	—	—	21,560,776
Oil, Gas & Consumable Fuels	212,933,519	—	—	212,933,519
Paper & Forest Products	3,084,354	—	—	3,084,354
Personal Products	5,041,128	—	—	5,041,128
Pharmaceuticals	130,032,004	—	—	130,032,004
Professional Services	11,587,930	—	—	11,587,930
Real Estate Management & Development	3,758,492	—	—	3,758,492
Road & Rail	32,399,888	—	—	32,399,888
Semiconductors & Semiconductor Equipment	53,488,190	—	—	53,488,190
Software	13,752,695	—	—	13,752,695
Specialty Retail	17,627,528	—	—	17,627,528
Technology Hardware, Storage & Peripherals	20,088,317	7,830,098	—	27,918,415
Textiles, Apparel & Luxury Goods	10,829,611	—	—	10,829,611
Tobacco	8,594,742	11,367,639	—	19,962,381
Trading Companies & Distributors	3,359,334	—	—	3,359,334

Total Common Stocks	$1,792,346,239	$47,562,510	$—	$1,839,908,749

Exchange Traded Fund	2,045,120	—	—	2,045,120
Forward Foreign Currency Contracts	—	121,784	—	121,784
Securities Lending Reinvestments	—	21,421,019	—	21,421,019

Total Assets	$1,794,391,359	$69,105,313	$—	$1,863,496,672

Liabilities:
Forward Foreign Currency Contracts	—	(6,377)	—	(6,377)

Total Liabilities	$—	$(6,377)	$—	$(6,377)

Total	$1,794,391,359	$69,098,936	$—	$1,863,490,295

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$121,784

Total		$121,784

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(6,377)

Total		$(6,377)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 96.8%

	Shares	Market Value
ARGENTINA 0.6%
Internet Software & Services 0.6%
MercadoLibre, Inc.	26,200	$4,846,214

CANADA 1.6%
Commercial Services & Supplies 1.6%
Waste Connections, Inc.	179,200	13,386,240

IRELAND 0.2%
Biotechnology 0.2%
Prothena Corp. plc*(a)	31,414	1,883,898

RUSSIA 0.6%
Internet Software & Services 0.6%
Yandex NV, Class A*	252,900	5,323,545

UNITED STATES 93.8%
Aerospace & Defense 0.8%
B/E Aerospace, Inc.	37,500	1,937,250
Orbital ATK, Inc.	60,100	4,581,423

		6,518,673

Airlines 1.1%
Alaska Air Group, Inc.(a)	45,000	2,963,700
Spirit Airlines, Inc.*	142,200	6,047,766

		9,011,466

Automobiles 0.6%
Thor Industries, Inc.	63,200	5,353,040

Banks 0.8%
Signature Bank*	30,000	3,553,500
SVB Financial Group*	30,000	3,316,200

		6,869,700

Beverages 0.7%
Constellation Brands, Inc., Class A	35,000	5,827,150

Biotechnology 2.7%
Alnylam Pharmaceuticals, Inc.*	35,392	2,398,870
BioMarin Pharmaceutical, Inc.*	60,000	5,551,200
Bluebird Bio, Inc.*(a)	34,500	2,338,410
Incyte Corp.*	37,500	3,535,875
Ligand Pharmaceuticals, Inc.*(a)	47,180	4,815,191
Ophthotech Corp.*(a)	23,800	1,097,894
Vertex Pharmaceuticals, Inc.*	35,000	3,052,350

		22,789,790

Building Products 2.5%
A.O. Smith Corp.	65,100	6,431,229
Allegion plc	134,600	9,275,286
Masonite International Corp.*	92,800	5,769,376

		21,475,891

Capital Markets 3.1%
Affiliated Managers Group, Inc.*	12,500	1,808,750
CBOE Holdings, Inc.	72,500	4,701,625
Evercore Partners, Inc., Class A	100,800	5,192,208
Raymond James Financial, Inc.	138,400	8,056,264
SEI Investments Co.	145,300	6,627,133

		26,385,980

Chemicals 1.8%
RPM International, Inc.	75,000	4,029,000
Scotts Miracle-Gro Co. (The), Class A	47,500	3,955,325
Sensient Technologies Corp.	60,000	4,548,000
W.R. Grace & Co.	35,000	2,583,000

		15,115,325

Commercial Services & Supplies 1.3%
Cintas Corp.	15,000	1,689,000
KAR Auction Services, Inc.	216,928	9,362,612

		11,051,612

Communications Equipment 1.2%
Finisar Corp.*	154,032	4,590,154
Harris Corp.	60,100	5,505,761

		10,095,915

Construction Materials 0.6%
Vulcan Materials Co.	47,000	5,345,310

Containers & Packaging 0.8%
Berry Plastics Group, Inc.*	152,500	6,687,125

Distributors 1.4%
LKQ Corp.*	177,500	6,294,150
Pool Corp.	56,800	5,368,736

		11,662,886

Diversified Consumer Services 1.8%
Bright Horizons Family Solutions, Inc.*	177,600	11,879,664
Service Corp. International	127,500	3,383,850

		15,263,514

Diversified Telecommunication Services 1.3%
Zayo Group Holdings, Inc.*	360,188	10,701,185

Electrical Equipment 1.2%
Acuity Brands, Inc.	38,416	10,164,874

Electronic Equipment, Instruments & Components 3.3%
Amphenol Corp., Class A	84,000	5,453,280
CDW Corp.	105,000	4,801,650
Cognex Corp.	80,916	4,277,220
FLIR Systems, Inc.	154,900	4,866,958
Littelfuse, Inc.	37,459	4,825,094
Universal Display Corp.*	68,400	3,796,884

		28,021,086

Equity Real Estate Investment Trusts (REITs) 0.3%
Extra Space Storage, Inc.	27,500	2,183,775

Food Products 2.3%
ConAgra Foods, Inc.	45,000	2,119,950
Pinnacle Foods, Inc.	95,000	4,766,150
Post Holdings, Inc.*	30,000	2,315,100
TreeHouse Foods, Inc.*	72,500	6,321,275
WhiteWave Foods Co. (The)*	70,000	3,810,100

		19,332,575

Health Care Equipment & Supplies 6.8%
C.R. Bard, Inc.	18,000	4,037,040
Cantel Medical Corp.	57,830	4,509,583
DexCom, Inc.*	103,579	9,079,735
Edwards Lifesciences Corp.*	52,500	6,329,400
Integra LifeSciences Holdings Corp.*	131,250	10,834,688
Nevro Corp.*(a)	69,694	7,275,357
NuVasive, Inc.*	82,500	5,499,450
Penumbra, Inc.*	27,500	2,089,725
Teleflex, Inc.	19,000	3,192,950
Wright Medical Group NV*(a)	190,000	4,660,700

		57,508,628

Health Care Providers & Services 4.8%
Amedisys, Inc.*	102,600	4,867,344
Amsurg Corp.*(a)	57,500	3,855,375

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Health Care Providers & Services (continued)
Centene Corp.*	70,000	$4,687,200
HealthEquity, Inc.*	162,108	6,135,788
HealthSouth Corp.(a)	112,500	4,564,125
Healthways, Inc.*	148,300	3,924,018
Surgical Care Affiliates, Inc.*	115,065	5,610,569
VCA, Inc.*	103,500	7,242,930

		40,887,349

Health Care Technology 0.5%
Veeva Systems, Inc., Class A*	103,345	4,266,082

Hotels, Restaurants & Leisure 4.8%
Aramark	305,900	11,633,376
Dave & Buster’s Entertainment, Inc.*	87,725	3,437,066
MGM Resorts International*	150,000	3,904,500
Red Rock Resorts, Inc., Class A(a)	130,000	3,066,700
Six Flags Entertainment Corp.	128,150	6,870,122
Vail Resorts, Inc.	62,000	9,726,560
Wingstop, Inc.(a)	75,804	2,221,057

		40,859,381

Household Durables 1.1%
Newell Brands, Inc.	126,720	6,673,075
Whirlpool Corp.	17,500	2,837,800

		9,510,875

Industrial Conglomerates 1.3%
Carlisle Cos., Inc.	54,200	5,559,294
Roper Technologies, Inc.	30,000	5,474,100

		11,033,394

Insurance 0.6%
Assurant, Inc.	55,000	5,073,750

Internet & Direct Marketing Retail 0.4%
Expedia, Inc.	27,500	3,209,800

Internet Software & Services 2.3%
CoStar Group, Inc.*	71,423	15,465,222
Q2 Holdings, Inc.*	128,800	3,691,408

		19,156,630

IT Services 7.5%
Acxiom Corp.*	227,225	6,055,546
CSRA, Inc.	100,000	2,690,000
EPAM Systems, Inc.*	107,856	7,475,499
Euronet Worldwide, Inc.*	157,434	12,882,825
Fiserv, Inc.*	46,700	4,645,249
Global Payments, Inc.	42,500	3,262,300
Sabre Corp.	80,000	2,254,400
Total System Services, Inc.	115,200	5,431,680
Vantiv, Inc., Class A*	176,116	9,910,047
WEX, Inc.*	83,000	8,971,470

		63,579,016

Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	100,000	4,709,000
Cambrex Corp.*	143,804	6,393,526
VWR Corp.*	188,745	5,352,808

		16,455,334

Machinery 2.5%
CLARCOR, Inc.	32,500	2,112,500
Fortive Corp.	55,000	2,799,500
IDEX Corp.	42,500	3,976,725
John Bean Technologies Corp.	89,850	6,338,918
Milacron Holdings Corp.*	100,000	1,596,000
Stanley Black & Decker, Inc.	35,000	4,304,300

		21,127,943

Media 1.0%
Cinemark Holdings, Inc.	159,200	6,094,176
DISH Network Corp., Class A*	50,000	2,739,000

		8,833,176

Multiline Retail 0.4%
Dollar Tree, Inc.*	47,500	3,749,175

Oil, Gas & Consumable Fuels 1.3%
Concho Resources, Inc.*	30,000	4,120,500
Diamondback Energy, Inc.*	70,200	6,777,108

		10,897,608

Pharmaceuticals 1.4%
Jazz Pharmaceuticals plc*	27,500	3,340,700
Medicines Co. (The)*(a)	72,816	2,748,076
Zoetis, Inc.	120,000	6,241,200

		12,329,976

Professional Services 1.8%
Nielsen Holdings plc	65,500	3,508,835
TransUnion*	203,312	7,014,264
WageWorks, Inc.*	80,000	4,872,800

		15,395,899

Real Estate Management & Development 0.6%
CBRE Group, Inc., Class A*	184,700	5,167,906

Road & Rail 2.1%
J.B. Hunt Transport Services, Inc.	95,700	7,765,098
Kansas City Southern	68,400	6,383,088
Old Dominion Freight Line, Inc.*	60,000	4,116,600

		18,264,786

Semiconductors & Semiconductor Equipment 2.7%
Lam Research Corp.(a)	43,500	4,119,885
MACOM Technology Solutions Holdings, Inc.*	75,000	3,175,500
Microsemi Corp.*	87,500	3,673,250
Monolithic Power Systems, Inc.	67,500	5,433,750
NVIDIA Corp.	100,000	6,852,000

		23,254,385

Software 9.8%
Activision Blizzard, Inc.	130,000	5,759,000
Electronic Arts, Inc.*	65,000	5,551,000
Ellie Mae, Inc.*	66,097	6,960,014
Guidewire Software, Inc.*	163,138	9,785,017
HubSpot, Inc.*	77,700	4,477,074
Manhattan Associates, Inc.*	47,500	2,736,950
Paycom Software, Inc.*(a)	98,761	4,950,889
Proofpoint, Inc.*	25,000	1,871,250
Red Hat, Inc.*	42,500	3,435,275
SecureWorks Corp., Class A*(a)	140,153	1,753,314
ServiceNow, Inc.*	154,800	12,252,420
Take-Two Interactive Software, Inc.*	168,400	7,591,472
Tyler Technologies, Inc.*	74,634	12,779,580
Ultimate Software Group, Inc. (The)*	20,000	4,087,800

		83,991,055

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Specialty Retail 5.0%
Burlington Stores, Inc.*	168,659	$13,664,752
Dick’s Sporting Goods, Inc.	40,000	2,268,800
Five Below, Inc.*	55,000	2,215,950
Lithia Motors, Inc., Class A(a)	35,000	3,343,200
O’Reilly Automotive, Inc.*	26,000	7,282,860
Ross Stores, Inc.	112,000	7,201,600
Tractor Supply Co.	52,500	3,535,875
Ulta Salon Cosmetics & Fragrance, Inc.*	12,500	2,974,750

		42,487,787

Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.	123,300	4,507,848
Columbia Sportswear Co.	55,860	3,169,496
Hanesbrands, Inc.	112,000	2,828,000

		10,505,344

Thrifts & Mortgage Finance 0.4%
LendingTree, Inc.*(a)	38,655	3,746,056

Trading Companies & Distributors 1.3%
HD Supply Holdings, Inc.*	234,191	7,489,428
W.W. Grainger, Inc.(a)	15,000	3,372,600

		10,862,028

Wireless Telecommunication Services 0.7%
T-Mobile US, Inc.*	130,000	6,073,600

		798,083,835

Total Common Stocks (cost $674,451,276)		823,523,732

Exchange Traded Fund 1.0%

	Shares	Market Value
UNITED STATES 1.0%
iShares Russell Mid-Cap Growth ETF(a)	85,000	8,276,450

Total Exchange Traded Fund (cost $8,177,833)		8,276,450

Securities Lending Reinvestments 4.6%

	Principal Amount	Market Value
Repurchase Agreements 4.6%
Bank of America NA, 0.50%, dated 09/30/16, due 10/03/16, repurchase price $3,000,125, collateralized by a U.S. Government AgencySecurity, 3.00%, maturing 04/01/45; total market value $3,060,000.(b)	$3,000,000	3,000,000
BNP Paribas Securities Corp., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $5,000,208, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 02/23/17 - 08/20/46; total market value $5,100,003.(b)	5,000,000	5,000,000
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $16,154,427, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $16,476,829.(b)	16,153,754	16,153,754
Nomura Securities International, Inc., 0.52%, dated 09/30/16, due 10/03/16, repurchase price $9,000,390, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 6.50%, maturing 05/01/18 - 05/01/47; total market value $9,180,000.(b)	9,000,000	9,000,000
RBS Securities, Inc., 0.32%, dated 09/21/16, due 10/05/16, repurchase price $6,400,796, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 1.75%, maturing 03/31/18 - 05/15/23; total market value $6,528,251.(b)(c)	6,400,000	6,400,000

Total Securities Lending Reinvestments (cost $39,553,754)		39,553,754

Total Investments (cost $722,182,863)(d) — 102.4%		871,353,936
Liabilities in excess of other assets — (2.4)%		(20,170,498)

NET ASSETS — 100.0%		$851,183,438

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $44,725,974, which was collateralized by a repurchase agreements with a total value of $39,553,754 and $5,930,450 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13% and maturity dates ranging from 10/13/16 – 02/15/46 a total value of $ 45,484,204.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $39,553,754.
(c)	Illiquid security.
(d)	At September 30, 2016, the tax basis cost of the Fund’s investments was $723,184,066, tax unrealized appreciation and depreciation were $160,660,545 and $(12,490,675), respectively.

ETF	Exchange Traded Fund
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$823,523,732	$—	$—	$823,523,732
Exchange Traded Fund	8,276,450	—	—	8,276,450
Securities Lending Reinvestments	—	39,553,754	—	39,553,754

Total	$831,800,182	$39,553,754	$—	$871,353,936

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 96.7%

	Shares	Market Value
Aerospace & Defense 1.6%
Textron, Inc.	71,263	$2,832,704
TransDigm Group, Inc.*	49,076	14,188,853

		17,021,557

Airlines 0.6%
Alaska Air Group, Inc.	93,500	6,157,910

Auto Components 1.7%
Dana Holding Corp.	613,800	9,569,142
Delphi Automotive plc	125,366	8,941,103

		18,510,245

Automobiles 0.3%
Honda Motor Co. Ltd., ADR-JP	78,943	2,283,031
Thor Industries, Inc.	13,447	1,138,961

		3,421,992

Banks 7.5%
Bank of Hawaii Corp.	31,655	2,298,786
BB&T Corp.	95,789	3,613,161
CIT Group, Inc.	540,900	19,634,670
Comerica, Inc.	42,580	2,014,886
Commerce Bancshares, Inc.	69,379	3,417,609
Cullen/Frost Bankers, Inc.	140,300	10,093,182
Fifth Third Bancorp	448,700	9,180,402
First Republic Bank	44,400	3,423,684
M&T Bank Corp.	112,701	13,084,586
PNC Financial Services Group, Inc. (The)	41,553	3,743,510
SunTrust Banks, Inc.	41,560	1,820,328
TCF Financial Corp.	223,021	3,236,035
UMB Financial Corp.	38,048	2,261,953
Westamerica Bancorp(a)	59,877	3,046,542

		80,869,334

Biotechnology 0.6%
United Therapeutics Corp.*	51,600	6,092,928

Capital Markets 1.9%
Ameriprise Financial, Inc.	23,718	2,366,345
Franklin Resources, Inc.	4,401	156,544
Invesco Ltd.	85,209	2,664,485
Northern Trust Corp.	140,646	9,562,522
State Street Corp.	44,064	3,068,176
T. Rowe Price Group, Inc.	32,304	2,148,216

		19,966,288

Chemicals 2.0%
Ashland Global Holdings, Inc.	103,400	11,989,230
Eastman Chemical Co.	110,300	7,465,104
Westlake Chemical Corp.	35,200	1,883,200

		21,337,534

Commercial Services & Supplies 2.6%
Clean Harbors, Inc.*	36,298	1,741,578
Republic Services, Inc.	276,230	13,935,803
Steelcase, Inc., Class A	211,412	2,936,513
Tyco International plc	190,071	8,844,004

		27,457,898

Communications Equipment 1.1%
ARRIS International plc*	215,000	6,090,950
EchoStar Corp., Class A*	122,843	5,384,209

		11,475,159

Consumer Finance 0.4%
Ally Financial, Inc.	239,600	4,665,012

Containers & Packaging 2.7%
Bemis Co., Inc.	27,763	1,416,191
Owens-Illinois, Inc.*	442,100	8,130,219
Packaging Corp. of America	154,400	12,546,544
Sonoco Products Co.	45,455	2,401,388
WestRock Co.	92,072	4,463,650

		28,957,992

Diversified Consumer Services 0.6%
H&R Block, Inc.	265,300	6,141,695

Diversified Telecommunication Services 0.3%
CenturyLink, Inc.	51,008	1,399,149
Level 3 Communications, Inc.*	29,728	1,378,785

		2,777,934

Electric Utilities 6.5%
Alliant Energy Corp.	179,100	6,861,321
Edison International	75,381	5,446,277
Eversource Energy	26,743	1,448,936
FirstEnergy Corp.	160,700	5,315,956
Great Plains Energy, Inc.	432,200	11,794,738
PG&E Corp.	80,220	4,907,057
Pinnacle West Capital Corp.	171,800	13,055,082
PPL Corp.	306,900	10,609,533
Xcel Energy, Inc.	238,005	9,791,526

		69,230,426

Electrical Equipment 0.6%
Emerson Electric Co.	33,747	1,839,549
Hubbell, Inc.	31,183	3,359,657
Rockwell Automation, Inc.	13,457	1,646,329

		6,845,535

Electronic Equipment, Instruments & Components 1.8%
Avnet, Inc.	133,800	5,493,828
Keysight Technologies, Inc.*	337,804	10,705,009
TE Connectivity Ltd.	49,387	3,179,535

		19,378,372

Energy Equipment & Services 2.6%
Baker Hughes, Inc.	62,955	3,177,339
FMC Technologies, Inc.*	168,086	4,987,112
Frank’s International NV(a)	135,321	1,759,173
Halliburton Co.	72,298	3,244,734
National Oilwell Varco, Inc.	58,460	2,147,820
SEACOR Holdings, Inc.*	55,500	3,301,695
Transocean Ltd.(a)*	242,100	2,580,786
Weatherford International plc*	1,137,900	6,394,998

		27,593,657

Equity Real Estate Investment Trusts (REITs) 5.1%
AvalonBay Communities, Inc.	41,800	7,433,712
Boston Properties, Inc.	11,216	1,528,629
CBL & Associates Properties, Inc.	354,000	4,297,560
Communications Sales & Leasing, Inc.*	116,800	3,668,688
Crown Castle International Corp.	29,200	2,750,932
Empire State Realty Trust, Inc., Class A	83,219	1,743,438

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Equity Real Estate Investment Trusts (REITs) (continued)
EPR Properties	108,400	$8,535,416
Host Hotels & Resorts, Inc.	93,932	1,462,521
Lamar Advertising Co., Class A	157,476	10,284,757
MGM Growth Properties LLC, Class A	78,884	2,056,506
Piedmont Office Realty Trust, Inc., Class A	152,958	3,329,896
Welltower, Inc.	32,955	2,464,045
Weyerhaeuser Co.	167,183	5,339,825

		54,895,925

Food & Staples Retailing 1.4%
Casey’s General Stores, Inc.	22,400	2,691,360
Sysco Corp.	93,595	4,587,091
Whole Foods Market, Inc.	277,400	7,864,290

		15,142,741

Food Products 2.3%
ConAgra Foods, Inc.	191,627	9,027,548
General Mills, Inc.	34,755	2,220,149
JM Smucker Co. (The)	17,480	2,369,239
Kellogg Co.	79,303	6,143,604
Mead Johnson Nutrition Co.	14,257	1,126,446
Mondelez International, Inc., Class A	78,147	3,430,653

		24,317,639

Gas Utilities 1.2%
Atmos Energy Corp.	30,478	2,269,697
Spire, Inc.	40,946	2,609,898
UGI Corp.	186,900	8,455,356

		13,334,951

Health Care Equipment & Supplies 3.1%
Abbott Laboratories	55,763	2,358,217
Baxter International, Inc.	55,613	2,647,179
Becton Dickinson and Co.	4,636	833,228
Boston Scientific Corp.*	29,912	711,906
DENTSPLY SIRONA, Inc.	89,386	5,312,210
STERIS plc	28,208	2,062,005
Zimmer Biomet Holdings, Inc.	151,205	19,659,674

		33,584,419

Health Care Providers & Services 5.5%
AmerisourceBergen Corp.	43,300	3,497,774
Cardinal Health, Inc.	110,632	8,596,107
Laboratory Corp. of America Holdings*	51,500	7,080,220
LifePoint Health, Inc.*	89,726	5,314,471
MEDNAX, Inc.*	272,100	18,026,625
Quest Diagnostics, Inc.	35,697	3,021,037
Universal Health Services, Inc., Class B	106,800	13,159,896

		58,696,130

Hotels, Restaurants & Leisure 2.2%
Carnival Corp.	48,490	2,367,282
Royal Caribbean Cruises Ltd.	100,200	7,509,990
Wyndham Worldwide Corp.	198,100	13,338,073

		23,215,345

Household Durables 1.0%
D.R. Horton, Inc.	286,900	8,664,380
PulteGroup, Inc.	116,668	2,338,027

		11,002,407

Independent Power and Renewable Electricity Producers 0.2%
AES Corp.	144,100	1,851,685

Industrial Conglomerates 0.4%
Koninklijke Philips NV	146,676	4,340,080

Insurance 10.4%
Aflac, Inc.	20,088	1,443,724
Alleghany Corp.*	15,000	7,875,300
Allstate Corp. (The)	303,777	21,015,293
Assured Guaranty Ltd.	130,900	3,632,475
Brown & Brown, Inc.	158,114	5,962,479
Chubb Ltd.	34,251	4,303,638
Endurance Specialty Holdings Ltd.	132,100	8,645,945
Fairfax Financial Holdings Ltd.	9,000	5,275,440
FNF Group	498,800	18,410,708
Loews Corp.	195,600	8,048,940
MetLife, Inc.	48,880	2,171,738
ProAssurance Corp.	34,293	1,799,697
Progressive Corp. (The)	224,300	7,065,450
Reinsurance Group of America, Inc.	37,446	4,041,921
Torchmark Corp.	17,918	1,144,781
Unum Group	88,722	3,132,774
Willis Towers Watson plc	58,527	7,770,630

		111,740,933

Internet & Direct Marketing Retail 0.6%
Liberty Ventures, Series A*	158,100	6,303,447

IT Services 1.8%
Amdocs Ltd.	59,700	3,453,645
Computer Sciences Corp.	80,400	4,197,684
Convergys Corp.	142,469	4,333,907
CSRA, Inc.	118,700	3,193,030
Western Union Co. (The)	215,900	4,495,038

		19,673,304

Leisure Products 0.9%
Brunswick Corp.	158,100	7,712,118
Mattel, Inc.	20,039	606,781
Polaris Industries, Inc.(a)	23,140	1,791,962

		10,110,861

Life Sciences Tools & Services 0.5%
Bio-Rad Laboratories, Inc., Class A*	32,000	5,241,920

Machinery 1.6%
Cummins, Inc.	17,140	2,196,491
Dover Corp.	114,910	8,461,973
Ingersoll-Rand plc	42,882	2,913,403
ITT, Inc.	18,574	665,692
Oshkosh Corp.	12,043	674,408
Parker-Hannifin Corp.	15,987	2,006,848

		16,918,815

Media 3.6%
AMC Networks, Inc., Class A*	152,200	7,893,092
Discovery Communications, Inc., Class C*	225,100	5,922,381
Liberty Braves Group, Series C*	47,131	819,137
Liberty SiriusXM Group, Series C*	189,300	6,324,513
Madison Square Garden Co. (The), Class A*	36,733	6,222,937
MSG Networks, Inc., Class A*	240,100	4,468,261
News Corp., Class A	258,300	3,611,034
News Corp., Class B	237,800	3,381,516

		38,642,871

Metals & Mining 0.1%
Nucor Corp.	12,867	636,273

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Mortgage Real Estate Investment Trusts (REITs) 1.4%
Annaly Capital Management, Inc.	913,800	$9,594,900
MFA Financial, Inc.	787,100	5,887,508

		15,482,408

Multiline Retail 0.2%
Target Corp.	38,047	2,613,068

Multi-Utilities 2.2%
Ameren Corp.	47,927	2,357,050
CMS Energy Corp.	123,100	5,171,431
Consolidated Edison, Inc.	30,412	2,290,024
NorthWestern Corp.	38,052	2,189,131
SCANA Corp.	71,900	5,203,403
WEC Energy Group, Inc.	100,900	6,041,892

		23,252,931

Oil, Gas & Consumable Fuels 6.2%
Anadarko Petroleum Corp.	65,347	4,140,386
Antero Resources Corp.*	65,900	1,776,005
Cimarex Energy Co.	11,205	1,505,616
Devon Energy Corp.	94,584	4,172,100
EQT Corp.	265,222	19,260,422
Imperial Oil Ltd.	233,938	7,317,974
Marathon Petroleum Corp.	109,900	4,460,841
Murphy Oil Corp.	382,531	11,628,942
Noble Energy, Inc.	119,525	4,271,823
Occidental Petroleum Corp.	51,135	3,728,764
Range Resources Corp.	69,600	2,697,000
Valero Energy Corp.	34,400	1,823,200

		66,783,073

Professional Services 0.1%
Markit Ltd.*	30,869	1,159,131

Road & Rail 1.2%
CSX Corp.	139,971	4,269,115
Heartland Express, Inc.	185,834	3,508,546
Werner Enterprises, Inc.	221,626	5,157,237

		12,934,898

Semiconductors & Semiconductor Equipment 3.7%
Applied Materials, Inc.	158,025	4,764,454
First Solar, Inc.*	102,200	4,035,878
KLA-Tencor Corp.	38,300	2,669,893
Lam Research Corp.	50,506	4,783,423
Marvell Technology Group Ltd.	889,200	11,799,684
Maxim Integrated Products, Inc.	100,009	3,993,360
Micron Technology, Inc.*	199,900	3,554,222
Teradyne, Inc.	162,714	3,511,368

		39,112,282

Software 1.2%
CA, Inc.	80,700	2,669,556
Citrix Systems, Inc.*	31,300	2,667,386
Dell Technologies, Inc.*	90,500	4,325,900
Synopsys, Inc.*	58,800	3,489,780

		13,152,622

Specialty Retail 1.1%
Advance Auto Parts, Inc.	20,575	3,068,144
Bed Bath & Beyond, Inc.	123,300	5,315,463
CST Brands, Inc.	71,408	3,434,011

		11,817,618

Technology Hardware, Storage & Peripherals 1.0%
NetApp, Inc.	190,331	6,817,656
Western Digital Corp.	59,200	3,461,424

		10,279,080

Textiles, Apparel & Luxury Goods 0.8%
Fossil Group, Inc.*(a)	124,800	3,465,696
Michael Kors Holdings Ltd.*	73,900	3,457,781
Ralph Lauren Corp.	17,351	1,754,880

		8,678,357

Thrifts & Mortgage Finance 0.3%
Capitol Federal Financial, Inc.	230,569	3,244,106

Total Common Stocks (cost $952,163,802)		1,036,060,788

Exchange Traded Fund 0.7%

	Shares	Market Value
Exchange Traded Fund 0.7%
iShares Russell Mid-Cap Value ETF	99,169	7,613,204

Total Exchange Traded Fund (cost $7,276,976)		7,613,204

Master Limited Partnership 0.1%

	Shares	Market Value
Oil, Gas & Consumable Fuels 0.1%
Spectra Energy Partners LP,	17,929	783,318

Total Master Limited Partnership (cost $836,929)		783,318

Securities Lending Reinvestments 0.9%

	Principal Amount	Market Value
Repurchase Agreements 0.9%
BNP Paribas Securities Corp., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $1,000,042, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 02/23/17 - 08/20/46; total market value $1,020,001.(b)	$1,000,000	1,000,000
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $5,370,019, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $5,477,192.(b)	5,369,796	5,369,796

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Securities Lending Reinvestments (continued)

	Principal Amount	Market Value
Repurchase Agreements (continued)
Natixis New York Branch, 0.70%, dated 09/30/16, due 10/03/16, repurchase price $1,000,058, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.13%, maturing 02/28/17 - 03/16/50; total market value $1,020,060.(b)	$1,000,000	$1,000,000
Nomura Securities International, Inc., 0.52%, dated 09/30/16, due 10/03/16, repurchase price $2,100,091, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 6.50%, maturing 05/01/18 - 05/01/47; total market value $2,142,000.(b)	2,100,000	2,100,000
RBS Securities, Inc., 0.32%, dated 09/21/16, due 10/05/16, repurchase price $500,062, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 1.75%, maturing 03/31/18 - 05/15/23; total market value $510,020.(b)(c)	500,000	500,000

Total Securities Lending Reinvestments (cost $9,969,796)		9,969,796

Total Investments (cost $970,247,503)(d) — 98.4%		1,054,427,106
Other assets in excess of liabilities — 1.6%		16,955,467

NET ASSETS — 100.0%		$1,071,382,573

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $9,874,080.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $9,969,796.
(c)	Illiquid security.
(d)	At September 30, 2016, the tax basis cost of the Fund’s investments was $995,904,851, tax unrealized appreciation and depreciation were $92,575,384 and $(34,053,129), respectively.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
JP	Japan
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

At September 30, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	Morgan Stanley Co., Inc.	12/30/16	(8,223,282)	$(6,211,266)	$(6,272,050)	$(60,784)
Euro	UBS AG	12/30/16	(3,272,085)	(3,678,609)	(3,691,125)	(12,516)
Japanese Yen	Credit Suisse International	12/30/16	(134,858,226)	(1,349,412)	(1,335,401)	14,011

Total Short Contracts				$(11,239,287)	$(11,298,576)	$(59,289)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$17,021,557	$—	$—	$17,021,557
Airlines	6,157,910	—	—	6,157,910
Auto Components	18,510,245	—	—	18,510,245
Automobiles	3,421,992	—	—	3,421,992
Banks	80,869,334	—	—	80,869,334
Biotechnology	6,092,928	—	—	6,092,928
Capital Markets	19,966,288	—	—	19,966,288
Chemicals	21,337,534	—	—	21,337,534
Commercial Services & Supplies	27,457,898	—	—	27,457,898
Communications Equipment	11,475,159	—	—	11,475,159
Consumer Finance	4,665,012	—	—	4,665,012
Containers & Packaging	28,957,992	—	—	28,957,992
Diversified Consumer Services	6,141,695	—	—	6,141,695
Diversified Telecommunication Services	2,777,934	—	—	2,777,934
Electric Utilities	69,230,426	—	—	69,230,426
Electrical Equipment	6,845,535	—	—	6,845,535
Electronic Equipment, Instruments & Components	19,378,372	—	—	19,378,372
Energy Equipment & Services	27,593,657	—	—	27,593,657
Equity Real Estate Investment Trusts (REITs)	54,895,925	—	—	54,895,925
Food & Staples Retailing	15,142,741	—	—	15,142,741
Food Products	24,317,639	—	—	24,317,639
Gas Utilities	13,334,951	—	—	13,334,951
Health Care Equipment & Supplies	33,584,419	—	—	33,584,419
Health Care Providers & Services	58,696,130	—	—	58,696,130

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$23,215,345	$—	$—	$23,215,345
Household Durables	11,002,407	—	—	11,002,407
Independent Power and Renewable Electricity Producers	1,851,685	—	—	1,851,685
Industrial Conglomerates	—	4,340,080	—	4,340,080
Insurance	111,740,933	—	—	111,740,933
Internet & Direct Marketing Retail	6,303,447	—	—	6,303,447
IT Services	19,673,304	—	—	19,673,304
Leisure Products	10,110,861	—	—	10,110,861
Life Sciences Tools & Services	5,241,920	—	—	5,241,920
Machinery	16,918,815	—	—	16,918,815
Media	38,642,871	—	—	38,642,871
Metals & Mining	636,273	—	—	636,273
Mortgage Real Estate Investment Trusts (REITs)	15,482,408	—	—	15,482,408
Multiline Retail	2,613,068	—	—	2,613,068
Multi-Utilities	23,252,931	—	—	23,252,931
Oil, Gas & Consumable Fuels	66,783,073	—	—	66,783,073
Professional Services	1,159,131	—	—	1,159,131
Road & Rail	12,934,898	—	—	12,934,898
Semiconductors & Semiconductor Equipment	39,112,282	—	—	39,112,282
Software	13,152,622	—	—	13,152,622
Specialty Retail	11,817,618	—	—	11,817,618
Technology Hardware, Storage & Peripherals	10,279,080	—	—	10,279,080
Textiles, Apparel & Luxury Goods	8,678,357	—	—	8,678,357
Thrifts & Mortgage Finance	3,244,106	—	—	3,244,106

Total Common Stocks	$1,031,720,708	$4,340,080	$—	$1,036,060,788

Exchange Traded Fund	7,613,204	—	—	7,613,204
Forward Foreign Currency Contracts	—	14,011	—	14,011
Master Limited Partnership	783,318	—	—	783,318
Securities Lending Reinvestments	—	9,969,796	—	9,969,796

Total Assets	$1,040,117,230	$14,323,887	$—	$1,054,441,117

Liabilities:
Forward Foreign Currency Contracts	—	(73,300)	—	(73,300)

Total Liabilities	$—	$(73,300)	$—	$(73,300)

Total	$1,040,117,230	$14,250,587	$—	$1,054,367,817

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$14,011

Total		$14,011

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(73,300)

Total		$(73,300)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 97.6%

	Shares	Market Value
Aerospace & Defense 2.3%
Astronics Corp.*	13,664	$615,563
BWX Technologies, Inc.	5,080	194,920
Curtiss-Wright Corp.	6,160	561,238
Esterline Technologies Corp.*	5,812	441,944
HEICO Corp.	8,460	585,432
HEICO Corp., Class A	10,819	654,658
Teledyne Technologies, Inc.*	6,820	736,082

		3,789,837

Auto Components 0.9%
Tenneco, Inc.*	19,363	1,128,282
Visteon Corp.	5,628	403,302

		1,531,584

Banks 3.4%
FCB Financial Holdings, Inc., Class A*	15,220	584,905
First Hawaiian, Inc.*	16,200	435,132
First Merchants Corp.	28,920	773,610
Great Western Bancorp, Inc.	13,870	462,149
IBERIABANK Corp.	6,770	454,402
Pinnacle Financial Partners, Inc.	13,980	756,038
Sandy Spring Bancorp, Inc.	11,545	353,046
Sterling Bancorp	40,980	717,150
Western Alliance Bancorp*	26,580	997,813

		5,534,245

Biotechnology 7.0%
ACADIA Pharmaceuticals, Inc.*	14,060	447,249
Acorda Therapeutics, Inc.*	10,705	223,521
Agios Pharmaceuticals, Inc.*(a)	4,604	243,183
Alder Biopharmaceuticals, Inc.*(a)	19,040	623,941
Amicus Therapeutics, Inc.*	29,200	216,080
ARIAD Pharmaceuticals, Inc.*	22,730	311,174
Bluebird Bio, Inc.*(a)	6,328	428,912
Coherus Biosciences, Inc.*(a)	17,636	472,292
Five Prime Therapeutics, Inc.*(a)	11,382	597,441
Flexion Therapeutics, Inc.*(a)	17,080	333,743
GlycoMimetics, Inc.*	15,765	112,720
Ionis Pharmaceuticals, Inc.*(a)	13,085	479,434
Ironwood Pharmaceuticals, Inc.*	29,326	465,697
Kite Pharma, Inc.*	3,240	180,986
Ligand Pharmaceuticals, Inc.*(a)	5,490	560,309
Neurocrine Biosciences, Inc.*	23,251	1,177,431
Novavax, Inc.*(a)	72,676	151,166
Ophthotech Corp.*	11,709	540,136
Otonomy, Inc.*	20,972	381,481
Portola Pharmaceuticals, Inc.*	14,650	332,702
PTC Therapeutics, Inc.*	13,630	190,956
Repligen Corp.*	17,800	537,382
Sarepta Therapeutics, Inc.*(a)	3,130	192,213
TESARO, Inc.*(a)	12,480	1,250,995
Ultragenyx Pharmaceutical, Inc.*(a)	12,968	919,950

		11,371,094

Building Products 3.7%
A.O. Smith Corp.	11,630	1,148,928
AAON, Inc.	21,800	628,276
American Woodmark Corp.*	7,235	582,924
Armstrong World Industries, Inc.*	11,960	494,187
Lennox International, Inc.	15,910	2,498,347
Masonite International Corp.*	11,900	739,823

		6,092,485

Capital Markets 2.0%
Cohen & Steers, Inc.	12,660	541,215
Evercore Partners, Inc., Class A	14,960	770,590
Financial Engines, Inc.	6,810	202,325
MarketAxess Holdings, Inc.	10,390	1,720,480

		3,234,610

Chemicals 1.1%
Ingevity Corp.*	1,330	61,313
OMNOVA Solutions, Inc.*	48,915	412,843
PolyOne Corp.	22,711	767,859
Trinseo SA	10,840	613,110

		1,855,125

Commercial Services & Supplies 0.8%
Deluxe Corp.	10,530	703,614
Healthcare Services Group, Inc.	15,410	609,928

		1,313,542

Communications Equipment 0.7%
NetScout Systems, Inc.*	14,325	419,006
Oclaro, Inc.*	90,730	775,742

		1,194,748

Construction & Engineering 0.6%
Dycom Industries, Inc.*	11,820	966,640

Construction Materials 0.5%
Headwaters, Inc.*	45,623	771,941

Containers & Packaging 1.5%
Berry Plastics Group, Inc.*	26,690	1,170,357
Graphic Packaging Holding Co.	58,055	812,189
Silgan Holdings, Inc.	8,246	417,165

		2,399,711

Distributors 1.1%
Core-Mark Holding Co., Inc.	14,966	535,783
Pool Corp.	12,640	1,194,733

		1,730,516

Diversified Consumer Services 0.8%
Bright Horizons Family Solutions, Inc.*	19,875	1,329,439

Diversified Telecommunication Services 0.4%
ORBCOMM, Inc.*	36,020	369,205
Vonage Holdings Corp.*	47,570	314,438

		683,643

Electrical Equipment 0.9%
AZZ, Inc.	11,629	759,025
Generac Holdings, Inc.*	19,720	715,836

		1,474,861

Electronic Equipment, Instruments & Components 0.9%
Coherent, Inc.*	4,440	490,798
ePlus, Inc.*	5,326	502,828
Rogers Corp.*	7,944	485,219

		1,478,845

Energy Equipment & Services 0.6%
Forum Energy Technologies, Inc.*	16,860	334,839
US Silica Holdings, Inc.	14,110	656,962

		991,801

Equity Real Estate Investment Trusts (REITs) 1.4%
CoreSite Realty Corp.	12,305	911,062
CyrusOne, Inc.	16,350	777,770
Sunstone Hotel Investors, Inc.	39,422	504,207

		2,193,039

Food & Staples Retailing 1.3%
Casey’s General Stores, Inc.	6,216	746,852
Natural Grocers by Vitamin Cottage, Inc.*(a)	27,432	306,141
Performance Food Group Co.*	15,950	395,560

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food & Staples Retailing (continued)
PriceSmart, Inc.	8,701	$728,796

		2,177,349

Food Products 1.1%
Amplify Snack Brands, Inc.*(a)	29,860	483,732
Post Holdings, Inc.*	9,062	699,314
TreeHouse Foods, Inc.*	7,120	620,793

		1,803,839

Health Care Equipment & Supplies 8.4%
ABIOMED, Inc.*	6,390	821,626
Anika Therapeutics, Inc.*	12,170	582,334
Atrion Corp.	1,455	620,703
Cantel Medical Corp.	16,070	1,253,139
Cynosure, Inc., Class A*	26,780	1,364,173
Globus Medical, Inc., Class A*	36,510	824,031
ICU Medical, Inc.*	6,390	807,568
Inogen, Inc.*	12,950	775,705
Integra LifeSciences Holdings Corp.*	12,550	1,036,002
LivaNova plc*	7,355	442,109
Masimo Corp.*	4,610	274,249
Natus Medical, Inc.*	13,980	549,274
Nevro Corp.*(a)	5,560	580,408
NuVasive, Inc.*	14,610	973,903
Penumbra, Inc.*	5,450	414,146
Vascular Solutions, Inc.*	17,189	829,025
West Pharmaceutical Services, Inc.	13,750	1,024,375
Wright Medical Group NV*	7,920	194,278
Zeltiq Aesthetics, Inc.*(a)	9,880	387,494

		13,754,542

Health Care Providers & Services 3.1%
Acadia Healthcare Co., Inc.*(a)	15,178	752,070
HealthEquity, Inc.*	24,340	921,269
Team Health Holdings, Inc.*	10,384	338,103
U.S. Physical Therapy, Inc.	9,129	572,388
VCA, Inc.*	23,170	1,621,437
WellCare Health Plans, Inc.*	6,978	817,054

		5,022,321

Health Care Technology 1.7%
Evolent Health, Inc., Class A*	18,490	455,224
Omnicell, Inc.*	34,581	1,324,452
Veeva Systems, Inc., Class A*	25,230	1,041,495

		2,821,171

Hotels, Restaurants & Leisure 4.2%
Bloomin’ Brands, Inc.	43,690	753,216
Dave & Buster’s Entertainment, Inc.*	10,150	397,677
Del Frisco’s Restaurant Group, Inc.*	12,969	174,692
Dunkin’ Brands Group, Inc.(a)	14,566	758,597
La Quinta Holdings, Inc.*	45,493	508,612
Marriott Vacations Worldwide Corp.	10,174	745,958
Papa John’s International, Inc.(a)	19,990	1,576,211
Texas Roadhouse, Inc.	9,450	368,834
Vail Resorts, Inc.	6,000	941,280
Wingstop, Inc.	19,510	571,643

		6,796,720

Household Durables 0.4%
TopBuild Corp.*	20,390	676,948

Insurance 0.9%
AMERISAFE, Inc.	13,980	821,744
James River Group Holdings Ltd.	16,300	590,060

		1,411,804

Internet & Direct Marketing Retail 0.6%
HSN, Inc.	14,112	561,658
Wayfair, Inc., Class A*(a)	9,833	387,125

		948,783

Internet Software & Services 5.9%
Alarm.com Holdings, Inc.*(a)	14,320	413,275
Apptio, Inc.*	4,840	105,028
Benefitfocus, Inc.*(a)	17,230	687,822
comScore, Inc.*	13,980	428,627
CoStar Group, Inc.*	6,160	1,333,825
Envestnet, Inc.*(a)	25,598	933,047
Everyday Health, Inc.*	47,999	369,112
Five9, Inc.*	36,353	570,015
GrubHub, Inc.*	23,226	998,486
j2 Global, Inc.	11,844	788,929
LogMeIn, Inc.	5,360	484,490
Nutanix, Inc.*	6,010	222,370
Q2 Holdings, Inc.*	7,729	221,513
Shopify, Inc., Class A*	23,560	1,011,195
WebMD Health Corp.*	17,663	877,851
Wix.com Ltd.*	5,170	224,533

		9,670,118

IT Services 3.2%
CACI International, Inc., Class A*	4,900	494,410
Cardtronics plc, Class A*	23,936	1,067,546
Cass Information Systems, Inc.	8,410	476,427
CoreLogic, Inc.*	10,000	392,200
EPAM Systems, Inc.*	7,466	517,468
ExlService Holdings, Inc.*	16,696	832,129
MAXIMUS, Inc.	11,965	676,740
WEX, Inc.*	6,794	734,363

		5,191,283

Leisure Products 0.4%
Vista Outdoor, Inc.*	15,648	623,729

Life Sciences Tools & Services 1.5%
Cambrex Corp.*	8,900	395,694
Charles River Laboratories International, Inc.*	6,760	563,378
Medpace Holdings, Inc.*	8,410	251,123
PAREXEL International Corp.*	12,335	856,666
Patheon NV*	4,420	130,965
PRA Health Sciences, Inc.*	5,540	313,065

		2,510,891

Machinery 2.8%
Altra Industrial Motion Corp.	18,341	531,339
Astec Industries, Inc.	13,470	806,449
John Bean Technologies Corp.	12,400	874,820
Manitowoc Foodservice, Inc.*	15,789	256,098
Middleby Corp. (The)*	5,810	718,232
Mueller Water Products, Inc., Class A	68,510	859,800
Toro Co. (The)	9,638	451,444

		4,498,182

Metals & Mining 0.3%
Tahoe Resources, Inc.	36,950	474,069

Multiline Retail 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*	30,690	804,385

Oil, Gas & Consumable Fuels 1.7%
Callon Petroleum Co.*	25,028	392,940
Parsley Energy, Inc., Class A*	27,348	916,431
PBF Energy, Inc., Class A(a)	15,230	344,807
PDC Energy, Inc.*	5,032	337,446
Rice Energy, Inc.*	10,360	270,500
RSP Permian, Inc.*	14,885	577,240

		2,839,364

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Paper & Forest Products 0.7%
Boise Cascade Co.*	23,635	$600,329
Louisiana-Pacific Corp.*	30,100	566,783

		1,167,112

Personal Products 0.2%
elf Beauty, Inc.*(a)	9,040	254,205

Pharmaceuticals 1.1%
Aerie Pharmaceuticals, Inc.*	17,374	655,695
Aratana Therapeutics, Inc.*(a)	32,310	302,422
Intersect ENT, Inc.*	18,992	300,833
Medicines Co. (The)*	15,030	567,232

		1,826,182

Professional Services 2.3%
Exponent, Inc.	18,520	945,631
GP Strategies Corp.*	7,855	193,390
Huron Consulting Group, Inc.*	9,870	589,831
On Assignment, Inc.*	17,670	641,244
TransUnion*	22,810	786,945
WageWorks, Inc.*	10,050	612,146

		3,769,187

Real Estate Management & Development 0.4%
HFF, Inc., Class A	21,744	602,091

Road & Rail 1.1%
Celadon Group, Inc.	24,114	210,756
Genesee & Wyoming, Inc., Class A*	7,089	488,786
Knight Transportation, Inc.(a)	27,324	783,926
Marten Transport Ltd.	15,104	317,184

		1,800,652

Semiconductors & Semiconductor Equipment 4.4%
Cirrus Logic, Inc.*	11,065	588,105
Entegris, Inc.*	22,960	399,963
Inphi Corp.*	13,880	603,919
Integrated Device Technology, Inc.*	31,765	733,771
MACOM Technology Solutions Holdings, Inc.*	5,500	232,870
Microsemi Corp.*	21,010	882,000
MKS Instruments, Inc.	29,100	1,447,143
Monolithic Power Systems, Inc.	21,300	1,714,650
Semtech Corp.*	22,160	614,497

		7,216,918

Software 13.0%
Aspen Technology, Inc.*	10,735	502,291
Blackbaud, Inc.	8,365	554,934
Bottomline Technologies de, Inc.*	9,694	225,967
BroadSoft, Inc.*	11,659	542,726
Ellie Mae, Inc.*	9,530	1,003,509
Fair Isaac Corp.	9,055	1,128,162
Globant SA*(a)	18,990	799,859
Guidewire Software, Inc.*	35,960	2,156,881
HubSpot, Inc.*	40,783	2,349,917
Paycom Software, Inc.*(a)	36,753	1,842,428
Paylocity Holding Corp.*	36,340	1,615,676
Proofpoint, Inc.*	19,060	1,426,641
PTC, Inc.*	31,796	1,408,881
Take-Two Interactive Software, Inc.*	13,008	586,401
Talend SA, ADR-FR*(a)	3,710	97,054
Tyler Technologies, Inc.*	14,523	2,486,773
Ultimate Software Group, Inc. (The)*	6,930	1,416,423
Verint Systems, Inc.*	11,605	436,696
Zendesk, Inc.*	19,840	609,286

		21,190,505

Specialty Retail 2.5%
Burlington Stores, Inc.*	26,973	2,185,353
DSW, Inc., Class A	17,513	358,666
Five Below, Inc.*	25,061	1,009,708
Monro Muffler Brake, Inc.	9,408	575,487

		4,129,214

Textiles, Apparel & Luxury Goods 1.4%
Columbia Sportswear Co.	7,250	411,365
G-III Apparel Group Ltd.*	13,004	379,067
Kate Spade & Co.*	37,942	649,946
Steven Madden Ltd.*	23,552	813,957

		2,254,335

Thrifts & Mortgage Finance 0.3%
MGIC Investment Corp.*	53,596	428,768

Trading Companies & Distributors 1.6%
Beacon Roofing Supply, Inc.*	24,190	1,017,673
SiteOne Landscape Supply, Inc.*	19,941	716,480
Watsco, Inc.	6,060	853,854

		2,588,007

Total Common Stocks (cost $135,717,181)		159,190,380

Right 0.0%†

	Number of Rights	Market Value
Biotechnology 0.0%†
Dyax Corp., CVR*(b)	8,420	9,346

Total Right (cost $–)		9,346

Exchange Traded Fund 1.0%

	Shares	Market Value
Exchange Traded Fund 1.0%
iShares Russell 2000 Growth ETF(a)	10,559	1,572,235

Total Exchange Traded Fund (cost $1,510,557)		1,572,235

Securities Lending Reinvestments 5.9%

	Principal Amount	Market Value
Repurchase Agreements 5.9%
Bank of America NA, 0.50%, dated 09/30/16, due 10/03/16, repurchase price $3,000,125, collateralized by a U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $3,060,000.(c)	$3,000,000	3,000,000
BNP Paribas Securities Corp., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $3,000,125, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 02/23/17 - 08/20/46; total market value $3,060,002.(c)	3,000,000	3,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Securities Lending Reinvestments (continued)

	Principal Amount	Market Value
Repurchase Agreements (continued)
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $3,173,530, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $3,236,866.(c)	$3,173,398	$3,173,398
RBS Securities, Inc., 0.32%, dated 09/21/16, due 10/05/16, repurchase price $500,062, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 1.75%, maturing 03/31/18 - 05/15/23; total market value $510,020.(c)(d)	500,000	500,000

Total Securities Lending Reinvestments (cost $9,673,398)		9,673,398

Total Investments (cost $146,901,136)(e) — 104.5%		170,445,359
Liabilities in excess of other assets — (4.5%)		(7,279,053)

NET ASSETS — 100.0%		$163,166,306

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $13,013,851, which was collateralized by repurchase agreements with a value of $9,673,398 and $3,430,497 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 10/06/16 - 11/15/45, a total market value of $13,103,896.
(b)	Fair valued security.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $9,673,398.
(d)	Illiquid security.
(e)	At September 30, 2016, the tax basis cost of the Fund’s investments was $147,337,882, tax unrealized appreciation and depreciation were $30,383,663 and $(7,276,186), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FR	France
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$159,190,380	$—	$—	$159,190,380
Exchange Traded Fund	1,572,235	—	—	1,572,235
Right	—	9,346	—	9,346
Securities Lending Reinvestments	—	9,673,398	—	9,673,398

Total	$160,762,615	$9,682,744	$—	$170,445,359

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 98.3%

	Shares	Market Value
Aerospace & Defense 1.9%
AAR Corp.	47,800	$1,497,096
Curtiss-Wright Corp.	8,000	728,880
Engility Holdings, Inc.*	25,200	793,800
Hexcel Corp.	70,067	3,103,968
Moog, Inc., Class A*	25,975	1,546,552
Vectrus, Inc.*	81,800	1,245,814

		8,916,110

Air Freight & Logistics 0.3%
Atlas Air Worldwide Holdings, Inc.*	30,300	1,297,446

Airlines 0.6%
JetBlue Airways Corp.*	9,600	165,504
SkyWest, Inc.	93,000	2,456,130

		2,621,634

Auto Components 1.8%
Cooper Tire & Rubber Co.	62,100	2,361,042
Cooper-Standard Holding, Inc.*	29,100	2,875,080
Dana Holding Corp.	120,200	1,873,918
Metaldyne Performance Group, Inc.	23,800	377,230
Stoneridge, Inc.*	69,500	1,278,800

		8,766,070

Banks 15.2%
1st Source Corp.	3,440	122,791
Allegiance Bancshares, Inc.*(a)	9,300	251,100
Banc of California, Inc.	151,300	2,641,698
Bank of Hawaii Corp.(a)	44,017	3,196,515
Bank of Marin Bancorp	900	44,757
BankUnited, Inc.	111,247	3,359,659
Banner Corp.	8,000	349,920
Berkshire Hills Bancorp, Inc.	6,400	177,344
Boston Private Financial Holdings, Inc.	12,200	156,526
Cascade Bancorp*	27,100	164,226
Cathay General Bancorp	15,600	480,168
Central Valley Community Bancorp(a)	7,300	115,778
Columbia Banking System, Inc.	6,517	213,236
Community Trust Bancorp, Inc.	12,157	451,146
CU Bancorp*	7,400	168,794
Customers Bancorp, Inc.*	44,540	1,120,626
CVB Financial Corp.	158,517	2,791,484
East West Bancorp, Inc.	12,522	459,683
Enterprise Financial Services Corp.	24,700	771,875
Farmers National Banc Corp.	33,200	357,896
Fidelity Southern Corp.	108,584	1,996,860
Financial Institutions, Inc.	12,800	347,008
First BanCorp*	429,200	2,231,840
First Business Financial Services, Inc.	16,000	376,000
First Citizens BancShares, Inc., Class A	1,400	411,446
First Commonwealth Financial Corp.	100,600	1,015,054
First Community Bancshares, Inc.	18,800	466,240
First Financial Bancorp	19,600	428,064
First Financial Corp.	4,000	162,720
First Hawaiian, Inc.*	14,700	394,842
First Interstate BancSystem, Inc., Class A	41,800	1,317,118
First Merchants Corp.	28,700	767,725
First Midwest Bancorp, Inc.	26,100	505,296
First NBC Bank Holding Co.*	55,300	522,032
Flushing Financial Corp.	12,400	294,128
Franklin Financial Network, Inc.*	27,300	1,021,020
Fulton Financial Corp.	95,100	1,380,852
Glacier Bancorp, Inc.	113,099	3,225,584
Great Southern Bancorp, Inc.	17,200	700,040
Hanmi Financial Corp.	139,690	3,679,435
Heartland Financial USA, Inc.	23,800	858,466
Hilltop Holdings, Inc.*	58,900	1,322,894
Hope Bancorp., Inc.	112,487	1,953,899
IBERIABANK Corp.	63,300	4,248,696
Independent Bank Corp.(a)	36,100	1,039,779
MainSource Financial Group, Inc.	18,800	469,060
MB Financial, Inc.	4,681	178,065
Midland States Bancorp, Inc.	8,500	215,390
NBT Bancorp, Inc.	27,900	917,073
OFG Bancorp	42,000	424,620
PacWest Bancorp	10,000	429,100
Pinnacle Financial Partners, Inc.(a)	30,200	1,633,216
Preferred Bank	33,400	1,194,050
Premier Financial Bancorp, Inc.(a)	3,900	66,846
PrivateBancorp, Inc.	75,400	3,462,368
Republic Bancorp, Inc., Class A	6,255	194,405
Sierra Bancorp	10,100	189,476
Simmons First National Corp., Class A	4,400	219,560
South State Corp.	5,374	403,265
Southern National Bancorp of Virginia, Inc.(a)	7,600	99,180
Southwest Bancorp, Inc.	13,900	263,961
Sterling Bancorp	87,500	1,531,250
Stonegate Bank	11,600	391,500
Texas Capital Bancshares, Inc.*	49,196	2,701,844
Towne Bank	5,627	135,217
TriCo Bancshares	63,100	1,689,187
TriState Capital Holdings, Inc.*	20,400	329,460
Triumph Bancorp, Inc.*	14,500	287,680
Trustmark Corp.	9,100	250,796
Union Bankshares Corp.	8,481	227,036
United Community Banks, Inc.	143,300	3,012,166
West Bancorporation, Inc.	7,500	147,000
Western Alliance Bancorp*	40,631	1,525,288
Wintrust Financial Corp.	29,600	1,644,872

		72,295,191

Biotechnology 1.3%
Adverum Biotechnologies, Inc.*	1,500	6,165
AMAG Pharmaceuticals, Inc.*(a)	32,400	794,124
ARIAD Pharmaceuticals, Inc.*	36,800	503,792
Cara Therapeutics, Inc.*(a)	7,300	60,955
Celldex Therapeutics, Inc.*(a)	65,800	265,832
Corvus Pharmaceuticals, Inc.*(a)	22,600	371,770
Esperion Therapeutics, Inc.*	30,200	418,270
Exelixis, Inc.*	36,000	460,440
Immune Design Corp.*	2,800	21,224
Kite Pharma, Inc.*(a)	4,000	223,440
Lexicon Pharmaceuticals, Inc.*(a)	30,400	549,328
Loxo Oncology, Inc.*	13,200	345,576
Merrimack Pharmaceuticals, Inc.*(a)	36,700	233,045
Pfenex, Inc.*	19,100	170,945
Rigel Pharmaceuticals, Inc.*	177,600	651,792
Sage Therapeutics, Inc.*	7,700	354,585
Ultragenyx Pharmaceutical, Inc.*(a)	3,700	262,478
Vanda Pharmaceuticals, Inc.*	17,000	282,880
Zafgen, Inc.*	2,300	7,613

		5,984,254

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Building Products 2.6%
American Woodmark Corp.*	19,972	$1,609,144
Armstrong Flooring, Inc.*	157,512	2,973,827
Armstrong World Industries, Inc.*(a)	59,209	2,446,516
Gibraltar Industries, Inc.*	62,121	2,307,795
Insteel Industries, Inc.	44,842	1,625,074
Universal Forest Products, Inc.	14,300	1,408,407

		12,370,763

Capital Markets 1.9%
BGC Partners, Inc., Class A	73,100	639,625
Diamond Hill Investment Group, Inc.	10,018	1,851,226
GAIN Capital Holdings, Inc.	16,200	100,116
Houlihan Lokey, Inc.	9,100	227,955
INTL. FCStone, Inc.*	11,200	435,120
Janus Capital Group, Inc.	22,900	320,829
KCG Holdings, Inc., Class A*	78,800	1,223,764
Morningstar, Inc.	25,628	2,031,532
Piper Jaffray Cos.*	26,000	1,255,800
Pzena Investment Management, Inc., Class A	100,140	771,078

		8,857,045

Chemicals 2.0%
Flotek Industries, Inc.*(a)	49,874	725,168
Innophos Holdings, Inc.	28,100	1,096,743
Innospec, Inc.	2,600	158,106
Methanex Corp.	23,171	826,741
Minerals Technologies, Inc.	27,900	1,972,251
OMNOVA Solutions, Inc.*	8,800	74,272
Rayonier Advanced Materials, Inc.(a)	26,900	359,653
Trinseo SA	44,800	2,533,888
Valvoline, Inc.*	82,710	1,942,858

		9,689,680

Commercial Services & Supplies 3.2%
ABM Industries, Inc.	48,800	1,937,360
ACCO Brands Corp.*	266,300	2,567,132
Essendant, Inc.	7,300	149,796
KAR Auction Services, Inc.	46,107	1,989,978
Kimball International, Inc., Class B	16,300	210,922
Quad/Graphics, Inc.	116,700	3,118,224
R.R. Donnelley & Sons Co.	15,697	246,757
US Ecology, Inc.	58,612	2,628,162
Viad Corp.	26,000	958,620
VSE Corp.	23,000	781,770
West Corp.	23,300	514,464

		15,103,185

Communications Equipment 1.3%
Extreme Networks, Inc.*	234,000	1,050,660
Harmonic, Inc.*	370,787	2,198,767
NetScout Systems, Inc.*	106,981	3,129,194

		6,378,621

Construction & Engineering 0.9%
EMCOR Group, Inc.	41,100	2,450,382
HC2 Holdings, Inc.*(a)	170,910	931,459
Orion Group Holdings Ltd.*	10,700	73,295
Tutor Perini Corp.*	28,208	605,626

		4,060,762

Consumer Finance 0.9%
EZCORP, Inc., Class A*	112,300	1,242,038
FirstCash, Inc.	60,228	2,835,534

		4,077,572

Containers & Packaging 0.5%
Berry Plastics Group, Inc.*	13,100	574,435
Silgan Holdings, Inc.	40,106	2,028,962

		2,603,397

Diversified Consumer Services 0.8%
Career Education Corp.*	18,100	122,899
K12, Inc.*	51,300	736,155
Service Corp. International	112,760	2,992,650

		3,851,704

Diversified Telecommunication Services 1.0%
IDT Corp., Class B	42,600	734,424
Inteliquent, Inc.	128,100	2,067,534
Lumos Networks Corp.*	149,566	2,093,924

		4,895,882

Electric Utilities 1.8%
El Paso Electric Co.	20,000	935,400
Genie Energy Ltd., Class B*(a)	21,100	124,490
IDACORP, Inc.	28,700	2,246,636
MGE Energy, Inc.	9,150	517,066
Portland General Electric Co.	71,400	3,040,926
Spark Energy, Inc., Class A(a)	32,300	940,899
Westar Energy, Inc.	16,400	930,700

		8,736,117

Electrical Equipment 0.9%
EnerSys	18,300	1,266,177
General Cable Corp.	209,300	3,135,314

		4,401,491

Electronic Equipment, Instruments & Components 4.2%
Benchmark Electronics, Inc.*	71,075	1,773,321
Insight Enterprises, Inc.*	123,100	4,006,905
Kimball Electronics, Inc.*	71,850	995,841
National Instruments Corp.	62,491	1,774,745
Novanta, Inc.*	7,400	128,390
Plexus Corp.*	44,300	2,072,354
Sanmina Corp.*	145,411	4,139,851
Tech Data Corp.*	11,100	940,281
Universal Display Corp.*	46,129	2,560,621
Vishay Intertechnology, Inc.	108,500	1,528,765
Vishay Precision Group, Inc.*	14,400	230,832

		20,151,906

Energy Equipment & Services 1.9%
Archrock, Inc.	70,700	924,756
Atwood Oceanics, Inc.(a)	170,400	1,480,776
Core Laboratories NV	6,802	764,069
Dril-Quip, Inc.*	22,024	1,227,618
Helix Energy Solutions Group, Inc.*	73,000	593,490
McDermott International, Inc.*	206,100	1,032,561
Oil States International, Inc.*	60,678	1,915,604
Seadrill Ltd.*(a)	327,000	774,990
Superior Energy Services, Inc.	16,426	294,025

		9,007,889

Equity Real Estate Investment Trusts (REITs) 9.1%
Agree Realty Corp.	2,100	103,824
American Assets Trust, Inc.	7,800	338,364
American Campus Communities, Inc.	24,600	1,251,402
Armada Hoffler Properties, Inc.	12,500	167,500
Ashford Hospitality Trust, Inc.	340,500	2,005,545
Bluerock Residential Growth REIT, Inc.	19,000	247,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Equity Real Estate Investment Trusts (REITs) (continued)
Cedar Realty Trust, Inc.	32,200	$231,840
Chatham Lodging Trust	16,800	323,400
Chesapeake Lodging Trust	27,500	629,750
CoreSite Realty Corp.	19,200	1,421,568
Cousins Properties, Inc.	104,400	1,089,936
CubeSmart	79,063	2,155,257
CyrusOne, Inc.	4,900	233,093
DCT Industrial Trust, Inc.	51,800	2,514,890
DiamondRock Hospitality Co.	215,200	1,958,320
EastGroup Properties, Inc.	2,900	213,324
Education Realty Trust, Inc.	17,433	752,060
FelCor Lodging Trust, Inc.	20,000	128,600
First Industrial Realty Trust, Inc.	66,600	1,879,452
Franklin Street Properties Corp.	7,000	88,200
GEO Group, Inc. (The)	78,218	1,860,024
Government Properties Income Trust	6,400	144,768
Gramercy Property Trust	151,300	1,458,532
Highwoods Properties, Inc.	20,400	1,063,248
Hudson Pacific Properties, Inc.	13,500	443,745
InfraREIT, Inc.*	23,400	424,476
Kite Realty Group Trust	124,745	3,457,931
LTC Properties, Inc.	18,700	972,213
National Storage Affiliates Trust	21,700	454,398
New Senior Investment Group, Inc.	27,900	321,966
NorthStar Realty Europe Corp.	107,997	1,182,567
Parkway Properties, Inc.	59,000	1,003,590
QTS Realty Trust, Inc., Class A	9,900	523,215
RAIT Financial Trust	319,300	1,079,234
Ramco-Gershenson Properties Trust	17,600	329,824
Retail Opportunity Investments Corp.	137,300	3,015,108
Rexford Industrial Realty, Inc.	38,800	888,132
RLJ Lodging Trust	28,500	599,355
Silver Bay Realty Trust Corp.	30,500	534,665
Summit Hotel Properties, Inc.	144,900	1,906,884
Sun Communities, Inc.	9,100	714,168
Sunstone Hotel Investors, Inc.	112,674	1,441,101
Xenia Hotels & Resorts, Inc.	128,900	1,956,702

		43,509,171

Food & Staples Retailing 1.4%
SpartanNash Co.	91,900	2,657,748
SUPERVALU, Inc.*	118,600	591,814
United Natural Foods, Inc.*	67,072	2,685,563
US Foods Holding Corp.*	16,300	384,843
Village Super Market, Inc., Class A	5,700	182,457

		6,502,425

Food Products 1.5%
B&G Foods, Inc.	53,736	2,642,737
Darling Ingredients, Inc.*	9,600	129,696
Dean Foods Co.	67,400	1,105,360
Fresh Del Monte Produce, Inc.	33,146	1,985,445
Post Holdings, Inc.*	15,800	1,219,286

		7,082,524

Gas Utilities 0.9%
New Jersey Resources Corp.	56,700	1,863,162
Southwest Gas Corp.	24,600	1,718,556
Spire, Inc.	8,800	560,912

		4,142,630

Health Care Equipment & Supplies 1.1%
AngioDynamics, Inc.*	27,900	489,366
Cynosure, Inc., Class A*	19,900	1,013,706
ICU Medical, Inc.*	23,600	2,982,568
Integer Holdings Corp.*	37,391	811,011

		5,296,651

Health Care Providers & Services 3.0%
Air Methods Corp.*(a)	85,304	2,686,223
Alliance HealthCare Services, Inc.*	328	2,250
Cross Country Healthcare, Inc.*(a)	97,600	1,149,728
Healthways, Inc.*	39,900	1,055,754
Kindred Healthcare, Inc.	64,100	655,102
Molina Healthcare, Inc.*	90,012	5,249,500
U.S. Physical Therapy, Inc.	18,387	1,152,865
WellCare Health Plans, Inc.*	19,445	2,276,815

		14,228,237

Hotels, Restaurants & Leisure 0.0%†
Isle of Capri Casinos, Inc.*	5,400	120,312
Speedway Motorsports, Inc.	4,700	83,942

		204,254

Household Durables 0.7%
Beazer Homes USA, Inc.*	38,400	447,744
Lifetime Brands, Inc.	49,400	664,924
M/I Homes, Inc.*	81,265	1,915,416
NACCO Industries, Inc., Class A	3,500	237,860

		3,265,944

Household Products 0.7%
Central Garden & Pet Co., Class A*	130,000	3,224,000

Independent Power and Renewable Electricity Producers 1.2%
Dynegy, Inc.*(a)	74,600	924,294
Ormat Technologies, Inc.	5,700	275,937
Talen Energy Corp.*	248,300	3,438,955
TerraForm Global, Inc., Class A*	258,100	1,060,791

		5,699,977

Insurance 2.9%
American Equity Investment Life Holding Co.	87,900	1,558,467
AMERISAFE, Inc.	26,800	1,575,304
AmTrust Financial Services, Inc.	33,512	899,127
Aspen Insurance Holdings Ltd.	17,100	796,689
Assured Guaranty Ltd.	13,200	366,300
CNO Financial Group, Inc.	180,200	2,751,654
First American Financial Corp.	32,700	1,284,456
Horace Mann Educators Corp.	2,400	87,960
Kinsale Capital Group, Inc.	3,900	85,800
Maiden Holdings Ltd.	51,200	649,728
Selective Insurance Group, Inc.	21,600	860,976
Stewart Information Services Corp.(a)	65,100	2,893,695
United Fire Group, Inc.	4,100	173,512

		13,983,668

Internet Software & Services 0.6%
Everyday Health, Inc.*	122,848	944,701
RetailMeNot, Inc.*	184,100	1,820,749

		2,765,450

IT Services 1.7%
CSRA, Inc.	94,292	2,536,455
Datalink Corp.*	22,500	238,725
EVERTEC, Inc.	97,594	1,637,627
Forrester Research, Inc.	10,823	421,015
Sykes Enterprises, Inc.*	55,400	1,558,402
WEX, Inc.*	17,511	1,892,764

		8,284,988

Leisure Products 0.1%
JAKKS Pacific, Inc.*(a)	80,000	691,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Life Sciences Tools & Services 0.6%
Bio-Rad Laboratories, Inc., Class A*	18,489	$3,028,683

Machinery 4.2%
FreightCar America, Inc.	45,400	652,852
Global Brass & Copper Holdings, Inc.	113,600	3,281,904
Hurco Cos., Inc.	3,000	84,210
Hyster-Yale Materials Handling, Inc.	9,600	577,248
John Bean Technologies Corp.	24,920	1,758,106
Joy Global, Inc.	122,800	3,406,472
Kadant, Inc.	28,300	1,474,713
Kennametal, Inc.	8,900	258,278
Meritor, Inc.*	149,900	1,668,387
Mueller Industries, Inc.	81,489	2,641,873
Woodward, Inc.	63,720	3,981,226

		19,785,269

Media 0.4%
Sinclair Broadcast Group, Inc., Class A	40,600	1,172,528
tronc, Inc.	50,800	857,504

		2,030,032

Metals & Mining 1.0%
AK Steel Holding Corp.*(a)	418,700	2,022,321
Commercial Metals Co.	74,800	1,211,012
Compass Minerals International, Inc.	10,281	757,710
Olympic Steel, Inc.	15,400	340,340
Ryerson Holding Corp.*	31,000	349,990
Schnitzer Steel Industries, Inc., Class A	9,600	200,640

		4,882,013

Mortgage Real Estate Investment Trusts (REITs) 1.3%
AG Mortgage Investment Trust, Inc.	9,000	141,750
Blackstone Mortgage Trust, Inc., Class A	63,260	1,863,007
Capstead Mortgage Corp.	243,600	2,297,148
Orchid Island Capital, Inc.	7,400	77,108
Redwood Trust, Inc.	131,700	1,864,872

		6,243,885

Multi-Utilities 1.8%
Black Hills Corp.	41,796	2,558,751
NorthWestern Corp.	61,673	3,548,048
Unitil Corp.	7,600	296,856
Vectren Corp.	41,673	2,091,984

		8,495,639

Oil, Gas & Consumable Fuels 1.3%
Bill Barrett Corp.*	154,100	856,796
Delek US Holdings, Inc.	60,900	1,052,961
Denbury Resources, Inc.*(a)	457,100	1,476,433
Eclipse Resources Corp.*	183,900	605,031
EP Energy Corp., Class A*(a)	103,000	451,140
Green Plains, Inc.	12,900	337,980
Infinity Bio-Energy Ltd.*(b)(d)	155,500	0
Renewable Energy Group, Inc.*(a)	93,978	795,994
REX American Resources Corp.*	2,300	194,948
World Fuel Services Corp.	6,500	300,690

		6,071,973

Paper & Forest Products 0.4%
Domtar Corp.	3,700	137,381
P.H. Glatfelter Co.	15,800	342,544
Schweitzer-Mauduit International, Inc.	40,000	1,542,400

		2,022,325

Pharmaceuticals 0.4%
Amphastar Pharmaceuticals, Inc.*	23,700	449,589
Impax Laboratories, Inc.*	3,900	92,430
Lannett Co., Inc.*(a)	10,200	271,014
Medicines Co. (The)*(a)	18,400	694,416
Revance Therapeutics, Inc.*(a)	18,200	295,022

		1,802,471

Professional Services 1.0%
Acacia Research Corp.	46,300	301,876
Kelly Services, Inc., Class A	60,400	1,160,888
Resources Connection, Inc.	41,900	625,986
TriNet Group, Inc.*	90,600	1,959,678
TrueBlue, Inc.*	29,000	657,140

		4,705,568

Real Estate Management & Development 0.1%
Colliers International Group, Inc.	13,442	565,505

Road & Rail 1.8%
ArcBest Corp.	82,600	1,571,052
Genesee & Wyoming, Inc., Class A*	34,342	2,367,881
Roadrunner Transportation Systems, Inc.*	79,100	631,218
Werner Enterprises, Inc.	84,373	1,963,360
YRC Worldwide, Inc.*(a)	159,200	1,961,344

		8,494,855

Semiconductors & Semiconductor Equipment 2.5%
Alpha & Omega Semiconductor Ltd.*	65,253	1,417,295
Amkor Technology, Inc.*	407,500	3,960,900
Cypress Semiconductor Corp.(a)	225,498	2,742,056
First Solar, Inc.*(a)	26,000	1,026,740
IXYS Corp.	109,400	1,318,270
Ultra Clean Holdings, Inc.*	171,900	1,273,779
Xcerra Corp.*	56,100	339,966

		12,079,006

Software 3.7%
A10 Networks, Inc.*	100,200	1,071,138
CommVault Systems, Inc.*	46,404	2,465,445
Mentor Graphics Corp.	19,000	502,360
MicroStrategy, Inc., Class A*	4,416	739,415
PTC, Inc.*	82,427	3,652,340
RingCentral, Inc., Class A*	5,600	132,496
Rubicon Project, Inc. (The)*	22,400	185,472
Take-Two Interactive Software, Inc.*	70,800	3,191,664
Tangoe, Inc.*	193,821	1,599,023
TiVo Corp.*	186,443	3,631,910
VASCO Data Security International, Inc.*	14,800	260,628

		17,431,891

Specialty Retail 3.1%
At Home Group, Inc.*(a)	2,800	42,420
Caleres, Inc.	84,153	2,128,229
Cato Corp. (The), Class A	20,300	667,667
Children’s Place, Inc. (The)	35,000	2,795,450
Hibbett Sports, Inc.*(a)	72,794	2,904,481
Office Depot, Inc.	404,100	1,442,637
Rent-A-Center, Inc.	194,243	2,455,231
Sally Beauty Holdings, Inc.*	77,725	1,995,978
Tilly’s, Inc., Class A*	35,300	331,467

		14,763,560

Textiles, Apparel & Luxury Goods 1.5%
Iconix Brand Group, Inc.*	240,000	1,948,800
Oxford Industries, Inc.	39,253	2,657,428
Perry Ellis International, Inc.*	22,100	426,088

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Textiles, Apparel & Luxury Goods (continued)
Steven Madden Ltd.*	57,692	$1,993,836

		7,026,152

Thrifts & Mortgage Finance 2.6%
Charter Financial Corp.	23,400	301,392
Dime Community Bancshares, Inc.	42,600	713,976
First Defiance Financial Corp.	8,800	392,832
Flagstar Bancorp, Inc.*	122,657	3,403,732
Home Bancorp, Inc.(a)	1,800	50,400
HomeStreet, Inc.*	100,300	2,513,518
Meta Financial Group, Inc.	18,900	1,145,529
PennyMac Financial Services, Inc., Class A*	76,300	1,297,863
Provident Financial Holdings, Inc.	5,200	101,712
Provident Financial Services, Inc.	14,900	316,327
United Community Financial Corp.	22,700	161,397
Walker & Dunlop, Inc.*	72,100	1,821,246
WSFS Financial Corp.	3,000	109,470

		12,329,394

Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	2,600	121,524
MRC Global, Inc.*	136,500	2,242,695
SiteOne Landscape Supply, Inc.*	5,600	201,208

		2,565,427

Water Utilities 0.2%
Artesian Resources Corp., Class A	3,600	102,744
California Water Service Group	13,500	433,215
Consolidated Water Co. Ltd.	31,000	360,220

		896,179

Total Common Stocks (cost $390,227,958)		468,167,665

Master Limited Partnership 0.3%

	Shares	Market Value
Hotels, Restaurants & Leisure 0.3%
Cedar Fair LP	25,075	1,436,547

Total Master Limited Partnership (cost $1,552,384)		1,436,547

Securities Lending Reinvestments 4.4%

	Principal Amount	Market Value
Repurchase Agreements 4.4%
Bank of America NA, 0.50%, dated 09/30/16, due 10/03/16, repurchase price $4,000,167, collateralized by a U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $4,080,000.(c)	$4,000,000	4,000,000
BNP Paribas Securities Corp., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $3,000,125, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 02/23/17 - 08/20/46; total market value $3,060,002.(c)	3,000,000	3,000,000
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $8,048,972, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $8,209,610.(c)	8,048,637	8,048,637
Natixis New York Branch, 0.70%, dated 09/30/16, due 10/03/16, repurchase price $1,000,058, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.13%, maturing 02/28/17 - 03/16/50; total market value $1,020,060.(c)	1,000,000	1,000,000
Nomura Securities International, Inc., 0.52%, dated 09/30/16, due 10/03/16, repurchase price $2,000,087, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 6.50%, maturing 05/01/18 - 05/01/47; total market value $2,040,000.(c)	2,000,000	2,000,000
RBS Securities, Inc., 0.32%, dated 09/21/16, due 10/05/16, repurchase price $2,900,361, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 1.75%, maturing 03/31/18 - 05/15/23; total market value $2,958,114.(c)(d)	2,900,000	2,900,000

Total Securities Lending Reinvestments (cost $20,948,637)		20,948,637

Total Investments (cost $412,728,979)(e) — 103.0%		490,552,849
Liabilities in excess of other assets — (3.0%)		(14,242,493)

NET ASSETS — 100.0%		$476,310,356

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $24,193,299, which was collateralized by repurchase agreements with a value of $20,948,637 and $3,754,681 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 10/13/16 - 11/15/45, a total market value of $24,703,318.
(b)	Fair valued security.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $20,948,637.
(d)	Illiquid security.
(e)	At September 30, 2016, the tax basis cost of the Fund’s investments was $414,342,788, tax unrealized appreciation and depreciation were $96,814,602 and $(20,604,541), respectively.
†	Amount rounds to less than 0.1%.Ind & Asset Types

LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
REIT	Real Estate Investment Trust
SA	Stock Company

At September 30, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
35	Russell 2000 Mini Future	12/16/16	$4,369,050	$115,305

At September 30, 2016, the fund had $315,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$8,916,110	$—	$—	$8,916,110
Air Freight & Logistics	1,297,446	—	—	1,297,446
Airlines	2,621,634	—	—	2,621,634
Auto Components	8,766,070	—	—	8,766,070
Banks	72,295,191	—	—	72,295,191
Biotechnology	5,984,254	—	—	5,984,254
Building Products	12,370,763	—	—	12,370,763
Capital Markets	8,857,045	—	—	8,857,045
Chemicals	9,689,680	—	—	9,689,680
Commercial Services & Supplies	15,103,185	—	—	15,103,185
Communications Equipment	6,378,621	—	—	6,378,621
Construction & Engineering	4,060,762	—	—	4,060,762
Consumer Finance	4,077,572	—	—	4,077,572
Containers & Packaging	2,603,397	—	—	2,603,397
Diversified Consumer Services	3,851,704	—	—	3,851,704
Diversified Telecommunication Services	4,895,882	—	—	4,895,882
Electric Utilities	8,736,117	—	—	8,736,117
Electrical Equipment	4,401,491	—	—	4,401,491
Electronic Equipment, Instruments & Components	20,151,906	—	—	20,151,906
Energy Equipment & Services	9,007,889	—	—	9,007,889
Equity Real Estate Investment Trusts (REITs)	43,509,171	—	—	43,509,171
Food & Staples Retailing	6,502,425	—	—	6,502,425
Food Products	7,082,524	—	—	7,082,524
Gas Utilities	4,142,630	—	—	4,142,630
Health Care Equipment & Supplies	5,296,651	—	—	5,296,651
Health Care Providers & Services	14,228,237	—	—	14,228,237

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$204,254	$—	$—	$204,254
Household Durables	3,265,944	—	—	3,265,944
Household Products	3,224,000	—	—	3,224,000
Independent Power and Renewable Electricity Producers	5,699,977	—	—	5,699,977
Insurance	13,983,668	—	—	13,983,668
Internet Software & Services	2,765,450	—	—	2,765,450
IT Services	8,284,988	—	—	8,284,988
Leisure Products	691,200	—	—	691,200
Life Sciences Tools & Services	3,028,683	—	—	3,028,683
Machinery	19,785,269	—	—	19,785,269
Media	2,030,032	—	—	2,030,032
Metals & Mining	4,882,013	—	—	4,882,013
Mortgage Real Estate Investment Trusts (REITs)	6,243,885	—	—	6,243,885
Multi-Utilities	8,495,639	—	—	8,495,639
Oil, Gas & Consumable Fuels	6,071,973	—	—	6,071,973
Paper & Forest Products	2,022,325	—	—	2,022,325
Pharmaceuticals	1,802,471	—	—	1,802,471
Professional Services	4,705,568	—	—	4,705,568
Real Estate Management & Development	565,505	—	—	565,505
Road & Rail	8,494,855	—	—	8,494,855
Semiconductors & Semiconductor Equipment	12,079,006	—	—	12,079,006
Software	17,431,891	—	—	17,431,891
Specialty Retail	14,763,560	—	—	14,763,560
Textiles, Apparel & Luxury Goods	7,026,152	—	—	7,026,152
Thrifts & Mortgage Finance	12,329,394	—	—	12,329,394
Trading Companies & Distributors	2,565,427	—	—	2,565,427
Water Utilities	896,179	—	—	896,179

Total Common Stocks	$468,167,665	$—	$—	$468,167,665

Futures Contracts	115,305	—	—	115,305
Master Limited Partnership	1,436,547	—	—	1,436,547
Securities Lending Reinvestments	—	20,948,637	—	20,948,637

Total	$469,719,517	$20,948,637	$—	$490,668,154

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2016, the Fund held one Common Stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain or reduce exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$115,305

Total		$115,305

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 97.1%

	Shares	Market Value
AUSTRALIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
AET & D Holdings No. 1*(a)(b)	106,305	$0

AUSTRIA 0.0%†
Real Estate Management & Development 0.0%†
IMMOFINANZ AG*(a)(b)	103,675	0

BERMUDA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-Energy Ltd.*(a)(b)	94,500	0

CANADA 0.6%
Beverages 0.1%
Cott Corp.	40,769	580,958

Internet Software & Services 0.4%
Shopify, Inc., Class A*	37,242	1,598,427

Metals & Mining 0.1%
Silver Standard Resources, Inc.*(c)	21,500	259,290

		2,438,675

FRANCE 0.0%†
Software 0.0%†
Talend SA, ADR*(c)	5,910	154,606

GREECE 0.2%
Oil, Gas & Consumable Fuels 0.2%
Aegean Marine Petroleum Network, Inc.	91,359	913,590

ISRAEL 0.7%
Electronic Equipment, Instruments & Components 0.4%
Orbotech Ltd.*	39,000	1,154,790

Internet Software & Services 0.1%
Wix.com Ltd.*	8,210	356,560

Semiconductors & Semiconductor Equipment 0.2%
Tower Semiconductor Ltd.*(c)	68,493	1,039,724

		2,551,074

MONACO 0.1%
Oil, Gas & Consumable Fuels 0.1%
Scorpio Tankers, Inc.	129,432	599,270

NORWAY 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Frontline Ltd.(c)	20,000	143,400

PUERTO RICO 0.4%
Banks 0.3%
First BanCorp*	138,331	719,322
Popular, Inc.	12,255	468,386

		1,187,708

Health Care Providers & Services 0.1%
Triple-S Management Corp., Class B*	22,552	494,565

		1,682,273

SINGAPORE 0.0%†
Semiconductors & Semiconductor Equipment 0.0%†
Kulicke & Soffa Industries, Inc.*	6,951	89,876

SWITZERLAND 0.1%
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA REG	26,179	587,980

UNITED KINGDOM 0.4%
Construction & Engineering 0.1%
Orion Group Holdings Ltd.*	83,622	572,811

Energy Equipment & Services 0.1%
Seadrill Ltd.*(c)	301,900	715,503

Food Products 0.2%
Nomad Foods Ltd.*	56,800	671,376

		1,959,690

UNITED STATES 94.6%
Aerospace & Defense 2.6%
Aerovironment, Inc.*(c)	41,130	1,003,983
BWX Technologies, Inc.	8,100	310,797
Curtiss-Wright Corp.	30,167	2,748,515
Ducommun, Inc.*	24,100	550,444
Engility Holdings, Inc.*	41,143	1,296,005
Esterline Technologies Corp.*	20,314	1,544,677
HEICO Corp.	13,440	930,048
Kratos Defense & Security Solutions, Inc.*(c)	100,709	693,885
Moog, Inc., Class A*	30,065	1,790,070
Triumph Group, Inc.(c)	9,084	253,262
Vectrus, Inc.*	30,261	460,875

		11,582,561

Air Freight & Logistics 0.9%
Atlas Air Worldwide Holdings, Inc.*	54,820	2,347,392
Hub Group, Inc., Class A*	20,427	832,605
Park-Ohio Holdings Corp.	20,073	731,661

		3,911,658

Airlines 0.5%
SkyWest, Inc.	87,805	2,318,930

Auto Components 1.7%
Cooper Tire & Rubber Co.	12,429	472,551
Cooper-Standard Holding, Inc.*	18,815	1,858,921
Dana Holding Corp.	43,400	676,606
Goodyear Tire & Rubber Co. (The)	29,380	948,974
Modine Manufacturing Co.*	77,351	917,383
Spartan Motors, Inc.	59,290	567,998
Standard Motor Products, Inc.	12,400	592,224
Stoneridge, Inc.*	54,664	1,005,818
Strattec Security Corp.	4,006	141,412
Tower International, Inc.	22,287	537,117

		7,719,004

Banks 9.7%
Banc of California, Inc.	15,589	272,184
BancFirst Corp.	13,030	944,805
Bank of Marin Bancorp	4,196	208,667
Berkshire Hills Bancorp, Inc.	63,547	1,760,887
Brookline Bancorp, Inc.	140,382	1,711,257
Camden National Corp.	14,313	683,303
Capital City Bank Group, Inc.	6,043	89,255
Central Pacific Financial Corp.	57,668	1,452,657
Central Valley Community Bancorp(c)	13,222	209,701
Chemical Financial Corp.	16,944	747,739
Chemung Financial Corp.	1,400	40,586
East West Bancorp, Inc.	18,904	693,966
FCB Financial Holdings, Inc., Class A*	6,954	267,242
First Busey Corp.	67,880	1,534,088
First Business Financial Services, Inc.	11,562	271,707
First Connecticut Bancorp, Inc.	30,963	550,832
First Financial Bancorp	118,286	2,583,366

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Banks (continued)
First Financial Corp.	1,570	$63,868
First Financial Northwest, Inc.	500	7,085
First Internet Bancorp(c)	2,103	48,558
First Merchants Corp.	38,675	1,034,556
First Midwest Bancorp, Inc.	68,428	1,324,766
First NBC Bank Holding Co.*	41,801	394,601
Franklin Financial Network, Inc.*	15,613	583,926
Fulton Financial Corp.	53,136	771,535
Great Western Bancorp, Inc.	44,154	1,471,211
Hancock Holding Co.	20,600	668,058
Hanmi Financial Corp.	40,503	1,066,849
IBERIABANK Corp.	33,858	2,272,549
Independent Bank Group, Inc.(c)	20,900	923,153
Lakeland Financial Corp.(c)	14,510	513,944
MB Financial, Inc.	4,500	171,180
Old National Bancorp	197,447	2,776,106
Pacific Premier Bancorp, Inc.*	28,975	766,679
Peoples Bancorp, Inc.	28,700	705,733
Pinnacle Financial Partners, Inc.	22,128	1,196,682
Preferred Bank	25,000	893,750
Prosperity Bancshares, Inc.	6,000	329,340
ServisFirst Bancshares, Inc.	11,378	590,632
Shore Bancshares, Inc.	4,486	52,845
Southside Bancshares, Inc.(c)	19,293	620,849
Sterling Bancorp	40,305	705,338
Stonegate Bank	16,217	547,324
TCF Financial Corp.	21,616	313,648
TriCo Bancshares	38,485	1,030,243
TriState Capital Holdings, Inc.*	55,943	903,479
Washington Trust Bancorp, Inc.	12,100	486,662
WashingtonFirst Bankshares, Inc.	1,935	47,620
WesBanco, Inc.	45,187	1,485,749
Western Alliance Bancorp*	63,700	2,391,298
Wintrust Financial Corp.	19,088	1,060,720
Zions Bancorp	13,100	406,362

		42,649,140

Biotechnology 1.9%
ACADIA Pharmaceuticals, Inc.*	22,270	708,409
Aptevo Therapeutics, Inc.*	6,756	17,295
aTyr Pharma, Inc.*(c)	20,204	64,249
Eagle Pharmaceuticals, Inc.*(c)	15,373	1,076,110
Emergent BioSolutions, Inc.*	21,113	665,693
Kite Pharma, Inc.*	5,170	288,796
Ligand Pharmaceuticals, Inc.*(c)	8,740	892,004
Neurocrine Biosciences, Inc.*	21,498	1,088,660
Ophthotech Corp.*	5,280	243,566
Peregrine Pharmaceuticals, Inc.*(c)	54,200	23,306
Repligen Corp.*	28,265	853,320
Rigel Pharmaceuticals, Inc.*	99,869	366,519
Sarepta Therapeutics, Inc.*	4,990	306,436
TESARO, Inc.*(c)	6,880	689,651
Ultragenyx Pharmaceutical, Inc.*(c)	8,875	629,593
Verastem, Inc.*	43,290	57,576
Versartis, Inc.*(c)	32,845	402,351

		8,373,534

Building Products 1.7%
A.O. Smith Corp.	18,560	1,833,542
Armstrong Flooring, Inc.*	2,800	52,864
Continental Building Products, Inc.*	30,223	634,381
Lennox International, Inc.	16,873	2,649,567
Masonite International Corp.*	19,170	1,191,799
NCI Building Systems, Inc.*	46,420	677,268
Ply Gem Holdings, Inc.*	48,900	653,304

		7,692,725

Capital Markets 1.8%
Cohen & Steers, Inc.	19,990	854,573
Financial Engines, Inc.	10,810	321,165
Hercules Capital, Inc.	57,450	779,022
INTL. FCStone, Inc.*	11,747	456,371
Manning & Napier, Inc.	1,600	11,344
MarketAxess Holdings, Inc.	16,531	2,737,368
OM Asset Management plc	51,808	720,649
Oppenheimer Holdings, Inc., Class A	15,277	218,308
Solar Capital Ltd.	45,929	942,464
TCP Capital Corp.(c)	34,859	570,990
TriplePoint Venture Growth BDC Corp.(c)	61,819	655,281

		8,267,535

Chemicals 2.0%
American Vanguard Corp.	46,237	742,566
Ferro Corp.*	52,026	718,479
FutureFuel Corp.	5,700	64,296
Ingevity Corp.*	17,450	804,445
Innophos Holdings, Inc.	16,400	640,092
Kraton Performance Polymers, Inc.*	21,748	762,050
Minerals Technologies, Inc.	6,878	486,206
OMNOVA Solutions, Inc.*	45,941	387,742
Orion Engineered Carbons SA	50,472	945,845
Rayonier Advanced Materials, Inc.(c)	47,800	639,086
Stepan Co.	21,654	1,573,380
Trinseo SA	17,240	975,094

		8,739,281

Commercial Services & Supplies 1.3%
ACCO Brands Corp.*	80,600	776,984
ARC Document Solutions, Inc.*	48,225	180,362
CECO Environmental Corp.	12,168	137,255
Deluxe Corp.	9,670	646,149
Ennis, Inc.	27,067	456,079
Essendant, Inc.	48,188	988,818
Healthcare Services Group, Inc.	24,563	972,204
InnerWorkings, Inc.*	34,622	326,139
Quad/Graphics, Inc.	43,172	1,153,555

		5,637,545

Communications Equipment 3.4%
ADTRAN, Inc.	81,946	1,568,446
Bel Fuse, Inc., Class B	24,476	590,851
Calix, Inc.*	107,115	787,295
Comtech Telecommunications Corp.	32,889	421,308
EMCORE Corp.	94,670	539,619
Finisar Corp.*	91,903	2,738,709
Harmonic, Inc.*(c)	241,346	1,431,182
Infinera Corp.*	100,200	904,806
Ixia*	38,068	475,850
KVH Industries, Inc.*	12,900	113,649
NETGEAR, Inc.*	18,236	1,103,096
Oclaro, Inc.*	144,340	1,234,107

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value
UNITED STATES (continued)
Communications Equipment (continued)
PC-Tel, Inc.	3,500	$18,515
ShoreTel, Inc.*	101,067	808,536
Sonus Networks, Inc.*	137,937	1,073,150
TESSCO Technologies, Inc.	312	3,872
Viavi Solutions, Inc.*	142,749	1,054,915

		14,867,906

Construction & Engineering 1.2%
Ameresco, Inc., Class A*	39,636	208,485
Dycom Industries, Inc.*	26,210	2,143,454
Granite Construction, Inc.	13,100	651,594
HC2 Holdings, Inc.*(c)	8,101	44,150
MasTec, Inc.*	28,320	842,237
Quanta Services, Inc.*	26,500	741,735
Tutor Perini Corp.*	32,561	699,085

		5,330,740

Consumer Finance 0.5%
Encore Capital Group, Inc.*(c)	31,327	704,231
Enova International, Inc.*	58,538	566,648
EZCORP, Inc., Class A*	41,329	457,099
Green Dot Corp., Class A*	14,000	322,840

		2,050,818

Containers & Packaging 0.6%
Berry Plastics Group, Inc.*	42,425	1,860,336
Greif, Inc., Class A	15,700	778,563
UFP Technologies, Inc.*	4,500	119,250

		2,758,149

Distributors 0.5%
Pool Corp.	20,120	1,901,742
VOXX International Corp.*	46,925	140,306

		2,042,048

Diversified Consumer Services 1.4%
Ascent Capital Group, Inc., Class A*	55,209	1,279,193
Bright Horizons Family Solutions, Inc.*	31,586	2,112,788
Career Education Corp.*	22,391	152,035
DeVry Education Group, Inc.	66,807	1,540,569
K12, Inc.*	72,592	1,041,695

		6,126,280

Diversified Financial Services 0.0%†
A-Mark Precious Metals, Inc.	3,000	48,150

Diversified Telecommunication Services 0.1%
Hawaiian Telcom Holdco, Inc.*	6,200	138,818
Inteliquent, Inc.	16,263	262,485
Intelsat SA*(c)	51,258	138,909

		540,212

Electric Utilities 1.2%
ALLETE, Inc.	14,068	838,734
El Paso Electric Co.	9,500	444,315
IDACORP, Inc.	16,374	1,281,757
PNM Resources, Inc.	66,535	2,177,025
Portland General Electric Co.	17,490	744,899

		5,486,730

Electrical Equipment 0.5%
American Superconductor Corp.*(c)	53,445	374,649
Babcock & Wilcox Enterprises, Inc.*	47,400	782,101
Capstone Turbine Corp.*(c)	6,700	9,179
General Cable Corp.	32,633	488,842
Powell Industries, Inc.	12,789	512,199
Power Solutions International, Inc.*(c)	8,400	86,100

		2,253,070

Electronic Equipment, Instruments & Components 1.7%
Anixter International, Inc.*	10,000	645,000
Belden, Inc.	9,000	620,910
Benchmark Electronics, Inc.*	67,796	1,691,510
Coherent, Inc.*	7,010	774,885
Control4 Corp.*	43,474	533,861
Daktronics, Inc.	60,700	579,078
Electro Scientific Industries, Inc.*	31,200	175,968
Kemet Corp.*	66,299	236,687
Key Tronic Corp.*	11,998	89,385
Maxwell Technologies, Inc.*(c)	82,872	427,620
PC Connection, Inc.	11,981	316,538
PCM, Inc.*	9,800	211,092
Radisys Corp.*	43,300	231,439
Sanmina Corp.*	26,400	751,608
Tech Data Corp.*	2,300	194,833

		7,480,414

Energy Equipment & Services 1.6%
Archrock, Inc.	53,407	698,564
Aspen Aerogels, Inc.*	9,700	57,812
Exterran Corp.*	73,011	1,144,811
Forum Energy Technologies, Inc.*	26,880	533,837
Gulf Island Fabrication, Inc.	32,989	303,499
Helix Energy Solutions Group, Inc.*	135,500	1,101,615
Independence Contract Drilling, Inc.*(c)	57,404	301,371
ION Geophysical Corp.*	3,369	23,078
Matrix Service Co.*	56,201	1,054,331
Patterson-UTI Energy, Inc.	41,105	919,519
US Silica Holdings, Inc.	22,536	1,049,276

		7,187,713

Equity Real Estate Investment Trusts (REITs) 6.4%
Alexander’s, Inc.	1,103	462,819
American Assets Trust, Inc.	20,894	906,382
American Campus Communities, Inc.	3,800	193,306
Apartment Investment & Management Co., Class A	16,000	734,560
Ashford Hospitality Trust, Inc.	88,867	523,427
Brixmor Property Group, Inc.	12,900	358,491
CBL & Associates Properties, Inc.	46,535	564,935
Chesapeake Lodging Trust	65,347	1,496,446
Corrections Corp. of America	15,700	217,759
Cousins Properties, Inc.	115,445	1,205,246
CyrusOne, Inc.	25,980	1,235,869
DCT Industrial Trust, Inc.	39,635	1,924,279
DiamondRock Hospitality Co.	182,991	1,665,218
Douglas Emmett, Inc.	8,577	314,176
Education Realty Trust, Inc.	15,709	677,686
EPR Properties	12,943	1,019,132
Equity Commonwealth*	31,600	954,952
Equity One, Inc.	53,922	1,650,552
First Potomac Realty Trust	34,900	319,335
Healthcare Realty Trust, Inc.	11,300	384,878

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Healthcare Trust of America, Inc., Class A	20,605	$672,135
Highwoods Properties, Inc.	17,792	927,319
InfraREIT, Inc.*	41,211	747,568
LTC Properties, Inc.	12,100	629,079
Mack-Cali Realty Corp.	15,200	413,744
Mid-America Apartment Communities, Inc.	4,100	385,359
NorthStar Realty Finance Corp.	56,100	738,837
One Liberty Properties, Inc.	15,071	364,115
Paramount Group, Inc.	63,200	1,035,848
Preferred Apartment Communities, Inc., Class A	46,836	632,754
Rayonier, Inc.	38,517	1,022,241
Retail Opportunity Investments Corp.	70,880	1,556,525
Silver Bay Realty Trust Corp.	13,400	234,902
Summit Hotel Properties, Inc.	79,881	1,051,234
Tanger Factory Outlet Centers, Inc.	19,200	748,032

		27,969,140

Food & Staples Retailing 0.9%
Performance Food Group Co.*	25,640	635,872
SpartanNash Co.	33,490	968,531
SUPERVALU, Inc.*	98,300	490,517
United Natural Foods, Inc.*	45,640	1,827,425

		3,922,345

Food Products 0.6%
Amplify Snack Brands, Inc.*(c)	47,330	766,746
Sanderson Farms, Inc.(c)	18,708	1,802,142

		2,568,888

Gas Utilities 1.1%
Gas Natural, Inc.	5,100	39,117
New Jersey Resources Corp.	7,200	236,592
Northwest Natural Gas Co.	21,100	1,268,321
ONE Gas, Inc.	20,838	1,288,622
South Jersey Industries, Inc.	38,768	1,145,594
Southwest Gas Corp.	12,459	870,386

		4,848,632

Health Care Equipment & Supplies 3.9%
ABIOMED, Inc.*	10,173	1,308,044
Analogic Corp.	12,900	1,142,940
AngioDynamics, Inc.*	63,332	1,110,843
Cantel Medical Corp.	25,545	1,991,999
Cynosure, Inc., Class A*	19,520	994,349
Derma Sciences, Inc.*	28,608	133,599
Exactech, Inc.*	22,269	601,931
Inogen, Inc.*	20,456	1,225,314
Integra LifeSciences Holdings Corp.*	19,969	1,648,441
Invacare Corp.(c)	72,669	811,713
Masimo Corp.*	7,330	436,062
Nevro Corp.*(c)	8,880	926,983
NuVasive, Inc.*	23,339	1,555,778
Penumbra, Inc.*	8,660	658,073
RTI Surgical, Inc.*	41,280	129,206
SeaSpine Holdings Corp.*	2,942	29,744
West Pharmaceutical Services, Inc.	21,847	1,627,602
Wright Medical Group NV*	12,660	310,550
Zeltiq Aesthetics, Inc.*(c)	15,750	617,715

		17,260,886

Health Care Providers & Services 2.3%
Acadia Healthcare Co., Inc.*(c)	9,204	456,058
AMN Healthcare Services, Inc.*	23,100	736,197
Ensign Group, Inc. (The)	44,314	892,041
Five Star Quality Care, Inc.*	72,124	137,757
Fulgent Genetics, Inc.*	72,855	671,723
HealthEquity, Inc.*	38,840	1,470,094
Kindred Healthcare, Inc.	20,500	209,510
Magellan Health, Inc.*	24,415	1,311,818
Owens & Minor, Inc.	53,575	1,860,660
VCA, Inc.*	36,868	2,580,022

		10,325,880

Health Care Technology 0.7%
Evolent Health, Inc., Class A*	29,520	726,782
Omnicell, Inc.*	21,127	809,164
Veeva Systems, Inc., Class A*	40,048	1,653,182

		3,189,128

Hotels, Restaurants & Leisure 1.8%
Biglari Holdings, Inc.*	500	218,010
Bloomin’ Brands, Inc.	32,500	560,300
ClubCorp Holdings, Inc.	54,216	784,506
Dave & Buster’s Entertainment, Inc.*	16,225	635,696
Del Taco Restaurants, Inc.*(c)	68,214	813,111
Famous Dave’s of America, Inc.*(c)	5,400	29,592
Marriott Vacations Worldwide Corp.	10,100	740,532
Noodles & Co.*	14,574	69,372
Papa John’s International, Inc.	19,255	1,518,256
Ruby Tuesday, Inc.*	198,428	496,070
Texas Roadhouse, Inc.	15,090	588,963
Vail Resorts, Inc.	9,560	1,499,772

		7,954,180

Household Durables 0.5%
Century Communities, Inc.*	44,337	953,689
Harman International Industries, Inc.	3,600	304,020
Lifetime Brands, Inc.	24,938	335,665
Tupperware Brands Corp.	9,300	607,941

		2,201,315

Independent Power and Renewable Electricity Producers 0.1%
Dynegy, Inc.*(c)	26,319	326,092

Insurance 6.1%
Allied World Assurance Co. Holdings AG	11,905	481,200
American Equity Investment Life Holding Co.	99,700	1,767,681
American Financial Group, Inc.	10,189	764,175
AMERISAFE, Inc.	44,773	2,631,757
Argo Group International Holdings Ltd.	32,044	1,807,922
Assurant, Inc.	4,770	440,033
Baldwin & Lyons, Inc., Class B	6,000	153,780
CNO Financial Group, Inc.	127,026	1,939,687
Donegal Group, Inc., Class A	1,569	25,277
EMC Insurance Group, Inc.	11,361	305,952
Employers Holdings, Inc.	53,269	1,589,014
Endurance Specialty Holdings Ltd.	12,721	832,589
Federated National Holding Co.	100	1,869

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Insurance (continued)
Genworth Financial, Inc., Class A*	382,100	$1,895,216
Hallmark Financial Services, Inc.*	17,069	175,640
Hanover Insurance Group, Inc. (The)	14,292	1,077,903
Heritage Insurance Holdings, Inc.(c)	90,987	1,311,123
Maiden Holdings Ltd.	53,744	682,011
National General Holdings Corp.	32,449	721,666
Navigators Group, Inc. (The)	18,818	1,823,841
Reinsurance Group of America, Inc.	24,460	2,640,212
Stewart Information Services Corp.	40,031	1,779,378
United Fire Group, Inc.	27,382	1,158,806
United Insurance Holdings Corp.	1,564	26,557
Validus Holdings Ltd.	19,082	950,665

		26,983,954

Internet & Direct Marketing Retail 0.1%
FTD Cos., Inc.*	13,241	272,367

Internet Software & Services 3.0%
Alarm.com Holdings, Inc.*(c)	22,770	657,142
Apptio, Inc.*	7,780	168,826
Bazaarvoice, Inc.*	112,198	663,090
Benefitfocus, Inc.*(c)	27,397	1,093,688
CoStar Group, Inc.*	9,847	2,132,172
Everyday Health, Inc.*	177,876	1,367,866
GrubHub, Inc.*	17,750	763,073
GTT Communications, Inc.*	50,538	1,189,159
j2 Global, Inc.(c)	14,645	975,503
Limelight Networks, Inc.*	110,610	206,841
Liquidity Services, Inc.*	40,950	460,278
LogMeIn, Inc.	8,560	773,738
Marin Software, Inc.*(c)	41,779	105,283
Nutanix, Inc.*	9,610	355,570
QuinStreet, Inc.*	72,591	219,225
RetailMeNot, Inc.*	88,279	873,079
Rightside Group Ltd.*(c)	8,900	80,990
WebMD Health Corp.*	18,450	916,965
YuMe, Inc.*	27,602	109,580

		13,112,068

IT Services 0.9%
Computer Task Group, Inc.	14,930	70,171
Convergys Corp.	35,776	1,088,305
CoreLogic, Inc.*	15,840	621,245
Datalink Corp.*	44,532	472,485
Everi Holdings, Inc.*(c)	145,714	359,914
MoneyGram International, Inc.*	25,453	180,716
NCI, Inc., Class A	15,033	173,932
Unisys Corp.*(c)	90,859	884,967

		3,851,735

Leisure Products 0.8%
Black Diamond, Inc.*	29,310	150,653
Brunswick Corp.	16,000	780,480
Callaway Golf Co.	132,800	1,541,808
JAKKS Pacific, Inc.*(c)	113,498	980,623
Johnson Outdoors, Inc., Class A	900	32,733
Vista Outdoor, Inc.*	6,800	271,048

		3,757,345

Life Sciences Tools & Services 0.8%
Cambrex Corp.*	14,080	625,997
Charles River Laboratories International, Inc.*	10,770	897,571
Luminex Corp.*	6,100	138,592
Medpace Holdings, Inc.*	13,310	397,437
Patheon NV*	7,020	208,003
PRA Health Sciences, Inc.*	8,830	498,983
VWR Corp.*	21,687	615,043

		3,381,626

Machinery 2.9%
Astec Industries, Inc.	21,440	1,283,613
Briggs & Stratton Corp.	19,228	358,602
Chart Industries, Inc.*	19,100	627,053
Columbus McKinnon Corp.	22,700	404,968
Commercial Vehicle Group, Inc.*	102,139	590,363
EnPro Industries, Inc.	16,200	920,484
FreightCar America, Inc.	70,501	1,013,804
Hardinge, Inc.	16,785	186,817
Harsco Corp.	78,202	776,546
Hyster-Yale Materials Handling, Inc.	15,913	956,849
John Bean Technologies Corp.	19,750	1,393,363
Kadant, Inc.	11,200	583,632
LB Foster Co., Class A	59,317	712,397
Manitex International, Inc.*(c)	21,420	118,024
Middleby Corp. (The)*	9,175	1,134,214
Mueller Water Products, Inc., Class A	108,940	1,367,197
SPX Corp.*	19,587	394,482
Xerium Technologies, Inc.*	14,000	111,300

		12,933,708

Media 1.1%
AMC Entertainment Holdings, Inc., Class A	24,837	772,182
Live Nation Entertainment, Inc.*	25,889	711,430
Madison Square Garden Co. (The), Class A*	3,269	553,801
New York Times Co. (The), Class A	2,978	35,587
Scholastic Corp.	28,532	1,123,020
Time, Inc.	112,621	1,630,752
Townsquare Media, Inc., Class A*(c)	2,660	24,844

		4,851,616

Metals & Mining 1.0%
Century Aluminum Co.*	98,400	683,880
Ferroglobe plc	76,218	688,249
Olympic Steel, Inc.	25,097	554,644
Ryerson Holding Corp.*(c)	8,996	101,565
SunCoke Energy, Inc.	103,682	831,530
Tahoe Resources, Inc.(c)	86,590	1,110,949
TimkenSteel Corp.*(c)	43,227	451,722

		4,422,539

Mortgage Real Estate Investment Trusts (REITs) 0.7%
Altisource Residential Corp.	71,595	780,386
Arbor Realty Trust, Inc.	35,020	259,848
Cherry Hill Mortgage Investment Corp.	31,672	541,908
Colony Capital, Inc., Class A	29,422	536,363
iStar, Inc.*	71,254	764,555
Owens Realty Mortgage, Inc.	1,900	32,908
RAIT Financial Trust	90,800	306,904

		3,222,872

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Multiline Retail 0.3%
Ollie’s Bargain Outlet Holdings, Inc.*	49,090	$1,286,649

Multi-Utilities 0.4%
Avista Corp.	28,988	1,211,409
Black Hills Corp.	1,700	104,074
Unitil Corp.	10,300	402,318

		1,717,801

Oil, Gas & Consumable Fuels 2.1%
Callon Petroleum Co.*	96,722	1,518,535
Clean Energy Fuels Corp.*(c)	114,300	510,921
CVR Energy, Inc.(c)	15,500	213,435
Dorian LPG Ltd.*	29,141	174,846
Energen Corp.*	21,269	1,227,647
Gener8 Maritime, Inc.*	69,118	353,884
Gulfport Energy Corp.*	13,412	378,889
Jones Energy, Inc., Class A*(c)	26,300	93,628
Navios Maritime Acquisition Corp.	204,115	275,555
Parsley Energy, Inc., Class A*	43,689	1,464,018
PBF Energy, Inc., Class A(c)	27,152	614,721
Renewable Energy Group, Inc.*(c)	127,733	1,081,899
Rice Energy, Inc.*	16,560	432,382
Ring Energy, Inc.*	45,688	500,284
Whiting Petroleum Corp.*(c)	13,200	115,368
World Fuel Services Corp.	9,836	455,013

		9,411,025

Paper & Forest Products 0.4%
Boise Cascade Co.*	10,500	266,700
Domtar Corp.	10,300	382,439
Louisiana-Pacific Corp.*	47,630	896,873
Resolute Forest Products, Inc.*	51,362	242,942

		1,788,954

Personal Products 0.3%
Edgewell Personal Care Co.*	7,300	580,496
elf Beauty, Inc.*(c)	14,400	404,928
Nu Skin Enterprises, Inc., Class A	2,300	148,994

		1,134,418

Pharmaceuticals 0.2%
Aratana Therapeutics, Inc.*(c)	10,500	98,280
Egalet Corp.*	5,514	41,962
Juniper Pharmaceuticals, Inc.*	1,000	5,550
Lannett Co., Inc.*(c)	30,500	810,385

		956,177

Professional Services 0.8%
CDI Corp.	42,361	240,187
CRA International, Inc.*	10,457	278,052
Heidrick & Struggles International, Inc.	19,512	361,948
Kelly Services, Inc., Class A	45,211	868,955
ManpowerGroup, Inc.	5,398	390,059
TransUnion*	35,783	1,234,514

		3,373,715

Real Estate Management & Development 0.5%
RE/MAX Holdings, Inc., Class A	54,934	2,405,011

Road & Rail 0.6%
Marten Transport Ltd.	31,300	657,300
PAM Transportation Services, Inc.*	17,000	340,340
Roadrunner Transportation Systems, Inc.*	35,100	280,098
Saia, Inc.*	29,400	880,824
USA Truck, Inc.*	30,418	311,480

		2,470,042

Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc.*	20,120	952,078
Advanced Micro Devices, Inc.*	174,900	1,208,559
Amkor Technology, Inc.*	99,400	966,168
Cohu, Inc.	59,952	703,836
Entegris, Inc.*	36,570	637,049
FormFactor, Inc.*	91,783	995,846
Inphi Corp.*	22,160	964,182
Integrated Device Technology, Inc.*	40,900	944,790
MaxLinear, Inc., Class A*	43,000	871,610
Microsemi Corp.*	33,405	1,402,342
MKS Instruments, Inc.	19,820	985,649
Monolithic Power Systems, Inc.	33,881	2,727,421
Semtech Corp.*	35,340	979,978
Sigma Designs, Inc.*	114,932	895,320
Tessera Technologies, Inc.	32,900	1,264,676
Xcerra Corp.*	109,774	665,230

		17,164,734

Software 5.5%
Ellie Mae, Inc.*	15,231	1,603,824
Globant SA*(c)	30,338	1,277,837
Guidewire Software, Inc.*	37,400	2,243,252
HubSpot, Inc.*	46,900	2,702,379
Mentor Graphics Corp.	88,194	2,331,849
Paycom Software, Inc.*(c)	41,907	2,100,798
Paylocity Holding Corp.*	58,034	2,580,192
Proofpoint, Inc.*	30,467	2,280,455
PTC, Inc.*	30,660	1,358,545
QAD, Inc., Class A	1,200	26,856
Rubicon Project, Inc. (The)*	37,500	310,500
Seachange International, Inc.*	71,090	212,559
Silver Spring Networks, Inc.*	2,663	37,761
Telenav, Inc.*	20,825	119,327
Tyler Technologies, Inc.*	15,219	2,605,949
Ultimate Software Group, Inc. (The)*	11,057	2,259,940
Zynga, Inc., Class A*	142,211	413,834

		24,465,857

Specialty Retail 1.3%
Abercrombie & Fitch Co., Class A	11,100	176,379
Big 5 Sporting Goods Corp.	36,900	502,578
Burlington Stores, Inc.*	27,549	2,232,021
Citi Trends, Inc.	13,840	275,831
Container Store Group, Inc. (The)*(c)	24,415	122,563
Five Below, Inc.*	21,860	880,739
hhgregg, Inc.*(c)	14,365	26,432
MarineMax, Inc.*	21,755	455,767
Rent-A-Center, Inc.	46,647	589,618
Tilly’s, Inc., Class A*	36,862	346,134
West Marine, Inc.*	23,362	193,204

		5,801,266

Technology Hardware, Storage & Peripherals 1.0%
Avid Technology, Inc.*	121,170	962,090
NCR Corp.*	23,600	759,684
Quantum Corp.*(c)	619,896	456,367

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Technology Hardware, Storage & Peripherals (continued)
Stratasys Ltd.*(c)	42,600	$1,026,234
Super Micro Computer, Inc.*	52,500	1,226,925

		4,431,300

Textiles, Apparel & Luxury Goods 0.3%
Columbia Sportswear Co.	11,582	657,163
Perry Ellis International, Inc.*	30,947	596,658
Rocky Brands, Inc.	7,100	75,047
Vera Bradley, Inc.*	13,200	199,980

		1,528,848

Thrifts & Mortgage Finance 3.2%
BofI Holding, Inc.*(c)	31,400	703,360
First Defiance Financial Corp.	19,500	870,480
Flagstar Bancorp, Inc.*	68,363	1,897,073
Home Bancorp, Inc.	1,000	28,000
HomeStreet, Inc.*	32,900	824,474
Meta Financial Group, Inc.	26,938	1,632,712
NMI Holdings, Inc., Class A*	98,714	752,201
Provident Financial Services, Inc.	101,992	2,165,290
TrustCo Bank Corp.	135,950	963,886
Walker & Dunlop, Inc.*	35,723	902,363
Washington Federal, Inc.(c)	96,490	2,574,353
WSFS Financial Corp.	18,703	682,472

		13,996,664

Trading Companies & Distributors 1.2%
Beacon Roofing Supply, Inc.*	38,543	1,621,505
BMC Stock Holdings, Inc.*	41,900	742,887
DXP Enterprises, Inc.*	9,622	271,244
Houston Wire & Cable Co.	31,637	195,833
Lawson Products, Inc.*	2,300	40,779
SiteOne Landscape Supply, Inc.*	16,310	586,018
Textainer Group Holdings Ltd.(c)	57,403	429,948
Titan Machinery, Inc.*	13,177	137,041
Watsco, Inc.	9,631	1,357,008

		5,382,263

Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	15,230	413,951

		418,149,134

Total Common Stocks (cost $377,012,596)		429,269,568

Preferred Stocks 0.0%†

	Shares	Market Value
UNITED STATES 0.0%†
Internet & Direct Marketing Retail 0.0%†
Mode Media Corp., Series M-1*(a)(b)	19,276	0

Internet Software & Services 0.0%†
Mode Media Corp., Escrow, Series M-1*(a)(b)	2,754	0

Total Preferred Stocks (cost $109,333)		0

Corporate Bonds 0.0%†

	Principal Amount	Market Value
UNITED STATES 0.0%†
Internet & Direct Marketing Retail 0.0%†
Mode Media Corp., Subordinated Note, 9.00%, 12/02/14(a)(b)	$42,256	0

Internet Software & Services 0.0%†
Mode Media Corp., Subordinated Note Escrow, 9.00%, 12/02/14(a)(b)	1,544	0

Total Corporate Bonds (cost $43,259)		0

Rights 0.0%†

	Number of Rights	Market Value
UNITED STATES 0.0%†
Biotechnology 0.0%†
Dyax Corp., CVR*(a)	13,694	15,200

Software 0.0%†
BancTec, Inc. CVR*(a)(b)	36,134	0

Total Rights (cost $–)		15,200

Exchange Traded Fund 0.4%

	Shares	Market Value
UNITED STATES 0.4%
iShares Russell 2000 Value ETF(c)	18,153	1,901,527

Total Exchange Traded Fund (cost $1,669,608)		1,901,527

Securities Lending Reinvestments 5.3%

	Principal Amount	Market Value
Repurchase Agreements 5.3%
Bank of America NA, 0.50%, dated 09/30/16, due 10/03/16, repurchase price $5,000,208, collateralized by a U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $5,100,000.(d)	$5,000,000	5,000,000
BNP Paribas Securities Corp., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $4,450,185, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 02/23/17 - 08/20/46; total market value $4,539,002.(d)	4,450,000	4,450,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Securities Lending Reinvestments (continued)

	Principal Amount	Market Value
Repurchase Agreements (continued)
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $6,960,247, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $7,099,156.(d)	$6,959,957	$6,959,957
Natixis New York Branch, 0.70%, dated 09/30/16, due 10/03/16, repurchase price $1,000,058, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.13%, maturing 02/28/17 - 03/16/50; total market value $1,020,060.(d)	1,000,000	1,000,000
Nomura Securities International, Inc., 0.52%, dated 09/30/16, due 10/03/16, repurchase price $2,000,087, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 6.50%, maturing 05/01/18 - 05/01/47; total market value $2,040,000.(d)	2,000,000	2,000,000
RBS Securities, Inc., 0.32%, dated 09/21/16, due 10/05/16, repurchase price $4,200,523, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 1.75%, maturing 03/31/18 - 05/15/23; total market value $4,284,164.(b)(d)	4,200,000	4,200,000

Total Securities Lending Reinvestments (cost $23,609,957)		23,609,957

Total Investments (cost $402,444,753)(e) — 102.8%		454,796,252
Liabilities in excess of other assets — (2.8)%		(12,351,950)

NET ASSETS — 100.0%		$442,444,302

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Illiquid security.
(c)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $27,968,131, which was collateralized by a repurchase agreement with a value of $23,609,957 and $4,973,409 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 10/06/16 - 11/15/45, a total value of $28,583,366.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $23,609,957.
(e)	At September 30, 2016, the tax basis cost of the Fund’s investments was $403,476,975, tax unrealized appreciation and depreciation were $65,196,661 and $(13,877,384), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$11,582,561	$—	$—	$11,582,561
Air Freight & Logistics	3,911,658	—	—	3,911,658
Airlines	2,318,930	—	—	2,318,930
Auto Components	7,719,004	—	—	7,719,004
Banks	43,836,848	—	—	43,836,848
Beverages	580,958	—	—	580,958
Biotechnology	8,373,534	—	—	8,373,534
Building Products	7,692,725	—	—	7,692,725
Capital Markets	8,267,535	—	—	8,267,535
Chemicals	8,739,281	—	—	8,739,281
Commercial Services & Supplies	5,637,545	—	—	5,637,545
Communications Equipment	14,867,906	—	—	14,867,906
Construction & Engineering	5,903,551	—	—	5,903,551
Consumer Finance	2,050,818	—	—	2,050,818
Containers & Packaging	2,758,149	—	—	2,758,149
Distributors	2,042,048	—	—	2,042,048
Diversified Consumer Services	6,126,280	—	—	6,126,280
Diversified Financial Services	48,150	—	—	48,150
Diversified Telecommunication Services	540,212	—	—	540,212
Electric Utilities	5,486,730	—	—	5,486,730
Electrical Equipment	2,253,070	—	—	2,253,070
Electronic Equipment, Instruments & Components	8,635,204	—	—	8,635,204
Energy Equipment & Services	7,903,216	—	—	7,903,216
Equity Real Estate Investment Trusts (REITs)	27,969,140	—	—	27,969,140

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food & Staples Retailing	$3,922,345	$—	$—	$3,922,345
Food Products	3,240,264	—	—	3,240,264
Gas Utilities	4,848,632	—	—	4,848,632
Health Care Equipment & Supplies	17,260,886	—	—	17,260,886
Health Care Providers & Services	10,820,445	—	—	10,820,445
Health Care Technology	3,189,128	—	—	3,189,128
Hotels, Restaurants & Leisure	7,954,180	—	—	7,954,180
Household Durables	2,201,315	—	—	2,201,315
Independent Power and Renewable Electricity Producers	326,092	—	—	326,092
Insurance	26,983,954	—	—	26,983,954
Internet & Direct Marketing Retail	272,367	—	—	272,367
Internet Software & Services	15,067,055	—	—	15,067,055
IT Services	3,851,735	—	—	3,851,735
Leisure Products	3,757,345	—	—	3,757,345
Life Sciences Tools & Services	3,381,626	—	—	3,381,626
Machinery	12,933,708	—	—	12,933,708
Media	4,851,616	—	—	4,851,616
Metals & Mining	4,681,829	—	—	4,681,829
Mortgage Real Estate Investment Trusts (REITs)	3,222,872	—	—	3,222,872
Multiline Retail	1,286,649	—	—	1,286,649
Multi-Utilities	1,717,801	—	—	1,717,801
Oil, Gas & Consumable Fuels	11,067,285	—	—	11,067,285
Paper & Forest Products	1,788,954	—	—	1,788,954
Personal Products	1,134,418	—	—	1,134,418
Pharmaceuticals	956,177	—	—	956,177
Professional Services	3,373,715	—	—	3,373,715
Real Estate Management & Development	2,405,011	—	—	2,405,011
Road & Rail	2,470,042	—	—	2,470,042
Semiconductors & Semiconductor Equipment	18,294,334	—	—	18,294,334
Software	24,620,463	—	—	24,620,463
Specialty Retail	5,801,266	—	—	5,801,266
Technology Hardware, Storage & Peripherals	5,019,280	—	—	5,019,280
Textiles, Apparel & Luxury Goods	1,528,848	—	—	1,528,848
Thrifts & Mortgage Finance	13,996,664	—	—	13,996,664
Trading Companies & Distributors	5,382,263	—	—	5,382,263
Wireless Telecommunication Services	413,951	—	—	413,951

Total Common Stocks	$429,269,568	$—	$—	$429,269,568

Corporate Bonds	$—	$—	$—	$—
Exchange Traded Fund	1,901,527	—	—	1,901,527
Preferred Stocks	—	—	—	—
Rights	—	15,200	—	15,200
Securities Lending Reinvestments	—	23,609,957	—	23,609,957

Total	$431,171,095	$23,625,157	$—	$454,796,252

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Stocks	Total
Balance as of 12/31/15	$—	$28,735	$18,670	$47,405
Accrued Accretion/(Amortization)	—	—	—	—
Realized Gain/(Loss)	—	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	(28,735)	(18,670)	(47,405)
Purchases*	—	—	—	—
Sales	—	—	—	—
Transfers Into Level 3	—	—	—	—
Transfers Out of Level 3	—	—	—	—

Balance as of 09/30/16	$—	$—	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 09/30/16	$—	$(28,735)	$(18,670)	$(47,405)

Amounts designated as “—  ” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Nationwide Fund

Common Stocks 108.6%

	Shares	Market Value
Aerospace & Defense 3.4%
General Dynamics Corp.	114,271	$17,730,288
L-3 Communications Holdings, Inc.	28,450	4,288,269

		22,018,557

Banks 5.4%
JPMorgan Chase & Co.	133,039	8,859,067
M&T Bank Corp.	55,119	6,399,316
Wells Fargo & Co.	443,898	19,655,803

		34,914,186

Beverages 3.3%
Coca-Cola Co. (The)	381,251	16,134,542
Molson Coors Brewing Co., Class B	45,951	5,045,420

		21,179,962

Biotechnology 2.6%
Amgen, Inc.	14,428	2,406,735
Biogen, Inc.*	8,859	2,773,133
Celgene Corp.*	29,718	3,106,422
Gilead Sciences, Inc.	110,163	8,716,097

		17,002,387

Capital Markets 1.9%
Ameriprise Financial, Inc.	32,570	3,249,509
Goldman Sachs Group, Inc. (The)	36,972	5,962,475
MSCI, Inc.	37,261	3,127,688

		12,339,672

Chemicals 1.0%
PPG Industries, Inc.	59,912	6,192,504

Commercial Services & Supplies 2.6%
Republic Services, Inc.	98,482	4,968,417
Waste Management, Inc.	186,250	11,875,300

		16,843,717

Communications Equipment 2.2%
Cisco Systems, Inc.	440,802	13,982,239

Consumer Finance 1.1%
Discover Financial Services	120,762	6,829,091

Containers & Packaging 0.5%
Graphic Packaging Holding Co.	213,718	2,989,915

Distributors 0.3%
Pool Corp.	23,250	2,197,590

Diversified Consumer Services 0.8%
Graham Holdings Co., Class B	5,030	2,421,291
Service Corp. International	111,550	2,960,537

		5,381,828

Diversified Financial Services 0.9%
Berkshire Hathaway, Inc., Class B*	39,171	5,659,034

Diversified Telecommunication Services 3.6%
AT&T, Inc.	582,019	23,635,792

Electric Utilities 1.0%
American Electric Power Co., Inc.	105,223	6,756,369

Electrical Equipment 1.2%
Eaton Corp. plc	83,835	5,508,798
Hubbell, Inc.	19,653	2,117,414

		7,626,212

Energy Equipment & Services 1.9%
Schlumberger Ltd.	160,262	12,603,004

Equity Real Estate Investment Trusts (REITs) 2.6%
Boston Properties, Inc.	36,808	5,016,562
Forest City Realty Trust, Inc., Class A	133,081	3,078,164
Prologis, Inc.	167,097	8,946,373

		17,041,099

Food & Staples Retailing 0.3%
Sysco Corp.	40,490	1,984,415

Food Products 3.4%
ConAgra Foods, Inc.	374,441	17,639,915
Mondelez International, Inc., Class A	105,033	4,610,949

		22,250,864

Gas Utilities 0.4%
Atmos Energy Corp.	33,248	2,475,979

Health Care Equipment & Supplies 2.8%
Baxter International, Inc.	204,478	9,733,153
DENTSPLY SIRONA, Inc.	57,722	3,430,418
Teleflex, Inc.	17,750	2,982,888
West Pharmaceutical Services, Inc.	29,050	2,164,225

		18,310,684

Health Care Providers & Services 2.8%
Brookdale Senior Living, Inc.*	216,587	3,779,443
McKesson Corp.	25,685	4,282,974
UnitedHealth Group, Inc.	73,919	10,348,660

		18,411,077

Hotels, Restaurants & Leisure 0.8%
Aramark	137,598	5,232,852

Household Durables 0.8%
Newell Brands, Inc.	43,870	2,310,194
NVR, Inc.*	1,660	2,722,184

		5,032,378

Household Products 1.6%
Procter & Gamble Co. (The)(a)	114,695	10,293,876

Industrial Conglomerates 0.6%
General Electric Co.	129,300	3,829,866

Insurance 2.9%
Allstate Corp. (The)	86,562	5,988,359
Axis Capital Holdings Ltd.	42,067	2,285,500
Chubb Ltd.	60,965	7,660,252
Markel Corp.*	2,950	2,739,872

		18,673,983

Internet & Direct Marketing Retail 3.0%
Amazon.com, Inc.*	19,627	16,433,883
Priceline Group, Inc. (The)*	1,845	2,714,899

		19,148,782

Internet Software & Services 3.2%
Alphabet, Inc., Class A*	10,843	8,718,423
Alphabet, Inc., Class C*	6,865	5,336,096
Facebook, Inc., Class A*	51,012	6,543,309

		20,597,828

IT Services 2.6%
Amdocs Ltd.	35,835	2,073,055
Broadridge Financial Solutions, Inc.	28,896	1,958,860
Fidelity National Information Services, Inc.	47,446	3,654,765
First Data Corp., Class A*	230,013	3,026,971
FleetCor Technologies, Inc.*	34,230	5,946,778

		16,660,429

Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc.	48,837	7,768,013

Machinery 2.5%
Allison Transmission Holdings, Inc.	131,730	3,778,017
Ingersoll-Rand plc	129,432	8,793,610
Toro Co. (The)	84,044	3,936,621

		16,508,248

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media 3.1%
Cinemark Holdings, Inc.	63,500	$2,430,780
Comcast Corp., Class A	219,055	14,532,109
Live Nation Entertainment, Inc.*	121,530	3,339,644

		20,302,533

Metals & Mining 0.7%
Newmont Mining Corp.	122,432	4,810,353

Multi-Utilities 0.5%
DTE Energy Co.	37,994	3,558,898

Oil, Gas & Consumable Fuels 8.0%
Anadarko Petroleum Corp.	45,826	2,903,535
Apache Corp.	38,310	2,446,860
Chevron Corp.	118,424	12,188,198
Cimarex Energy Co.	16,950	2,277,572
ConocoPhillips	172,330	7,491,185
Energen Corp.*	83,950	4,845,594
Exxon Mobil Corp.	50,557	4,412,615
Marathon Oil Corp.	370,540	5,858,237
Occidental Petroleum Corp.	55,623	4,056,029
QEP Resources, Inc.	128,260	2,504,918
Whiting Petroleum Corp.*	331,650	2,898,621

		51,883,364

Pharmaceuticals 7.5%
Eli Lilly & Co.	122,746	9,851,594
Johnson & Johnson	240,270	28,383,095
Merck & Co., Inc.	82,808	5,168,047
Pfizer, Inc.	150,750	5,105,903

		48,508,639

Professional Services 0.3%
TransUnion*	62,450	2,154,525

Road & Rail 2.9%
CSX Corp.	318,998	9,729,439
Union Pacific Corp.	95,247	9,289,440

		19,018,879

Semiconductors & Semiconductor Equipment 2.9%
Applied Materials, Inc.	149,283	4,500,883
Marvell Technology Group Ltd.	383,470	5,088,647
Maxim Integrated Products, Inc.	227,555	9,086,271

		18,675,801

Software 5.4%
Adobe Systems, Inc.*	89,065	9,667,115
Microsoft Corp.	364,625	21,002,400
Oracle Corp.	113,857	4,472,303

		35,141,818

Specialty Retail 4.4%
Home Depot, Inc. (The)	91,744	11,805,618
Lowe’s Cos., Inc.	200,789	14,498,974
Murphy USA, Inc.*	35,810	2,555,401

		28,859,993

Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	191,080	21,601,594

Textiles, Apparel & Luxury Goods 0.4%
PVH Corp.	22,026	2,433,873

Tobacco 2.5%
Altria Group, Inc.	204,458	12,927,879
Philip Morris International, Inc.	32,481	3,157,803

		16,085,682

Trading Companies & Distributors 1.1%
HD Supply Holdings, Inc.*	225,495	7,211,330

Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	90,281	2,453,838

Total Common Stocks (cost $608,660,839)		705,073,552

Master Limited Partnership 0.4%
	Shares	Market Value

Capital Markets 0.4%
Lazard Ltd.	68,031	2,473,607

Total Master Limited Partnership (cost $3,465,848)		2,473,607

Securities Lending Reinvestments 0.4%

	Principal Amount	Market Value
Repurchase Agreements 0.4%
BNP Paribas Securities Corp., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $1,000,042, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 02/23/17 - 08/20/46; total market value $1,020,001.(b)	$1,000,000	1,000,000
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $1,575,236, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 -08/01/46; total market value $1,606,673.(b)	1,575,170	1,575,170

Total Securities Lending Reinvestments (cost $2,575,170)		2,575,170

Total Investments (cost $614,701,857)(c) — 109.4%		710,122,329
Liabilities in excess of other assets — (9.4%)		(61,292,647)

NET ASSETS — 100.0%		$648,829,682

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $10,018,340, which was collateralized by a repurchase agreement with a value of $2,575,170 and $7,655,213 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.00%, and maturity dates ranging from 10/13/2016 – 05/15/2046, a total value of $10,230,383.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $2,575,170.
(c)	At September 30, 2016, the tax basis cost of the Fund’s investments was $615,379,772, tax unrealized appreciation and depreciation were $105,152,145 and $(10,409,588), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Nationwide Fund (Continued)

Ltd.	Limited
plc	Public Limited Company
REIT	Real Estate Investment Trust

At September 30, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
17	S&P 500 E-Mini	12/16/16	$1,836,340	$7,142

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Nationwide Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$705,073,552	$—	$—	$705,073,552
Futures Contracts	7,142	—	—	7,142
Master Limited Partnership	2,473,607	—	—	2,473,607
Securities Lending Reinvestments	—	2,575,170	—	2,575,170

Total	$707,554,301	$2,575,170	$—	$710,129,471

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Nationwide Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$7,142

Total		$7,142

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Real Estate Fund

Common Stocks 99.1%

	Shares	Market Value
Diversified Telecommunication Services 4.6%
SBA Communications Corp., Class A*	128,200	$14,378,912

Equity Real Estate Investment Trusts (REITs) 88.8%
Acadia Realty Trust	266,623	9,662,417
American Homes 4 Rent, Class A	567,400	12,278,536
American Tower Corp.	170,900	19,368,097
AvalonBay Communities, Inc.	66,600	11,844,144
Brandywine Realty Trust	548,893	8,573,709
Brixmor Property Group, Inc.	456,700	12,691,693
Care Capital Properties, Inc.	333,375	9,501,187
CBL & Associates Properties, Inc.	884,203	10,734,224
Communications Sales & Leasing, Inc.*	196,800	6,181,488
CyrusOne, Inc.	189,802	9,028,881
DiamondRock Hospitality Co.	516,788	4,702,771
Equity Commonwealth*	223,400	6,751,148
Equity Residential	206,500	13,284,145
Essex Property Trust, Inc.	41,400	9,219,780
Gramercy Property Trust	1,333,037	12,850,477
Hersha Hospitality Trust	171,909	3,097,800
Highwoods Properties, Inc.	90,300	4,706,436
Hudson Pacific Properties, Inc.	197,400	6,488,538
LaSalle Hotel Properties	341,233	8,145,232
Medical Properties Trust, Inc.	485,700	7,173,789
MGM Growth Properties LLC, Class A	231,400	6,032,598
Omega Healthcare Investors, Inc.	120,455	4,270,130
Outfront Media, Inc.	214,128	5,064,127
Physicians Realty Trust	184,200	3,967,668
Sabra Health Care REIT, Inc.	106,700	2,686,706
Simon Property Group, Inc.	122,600	25,379,426
SL Green Realty Corp.	3,836	414,672
Vornado Realty Trust	155,123	15,699,999
Welltower, Inc.	193,100	14,438,087
Weyerhaeuser Co.	287,200	9,173,168
WP Glimcher, Inc.	304,984	3,775,702

		277,186,775

Health Care Providers & Services 3.9%
Brookdale Senior Living, Inc.*	697,000	12,162,650

Hotels, Restaurants & Leisure 1.8%
Hilton Worldwide Holdings, Inc.	240,400	5,512,372

Total Investments (cost $302,488,966)(a) — 99.1%		309,240,709

Other assets in excess of liabilities — 0.9%		2,745,514

NET ASSETS — 100.0%		$311,986,223

*	Denotes a non-income producing security.
(a)	At September 30, 2016, the tax basis cost of the Fund’s investments was $303,531,276, tax unrealized appreciation and depreciation were $17,819,422 and $(12,109,989), respectively.

LLC	Limited Liability Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Real Estate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2016 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 97.0%

	Shares	Market Value
Aerospace & Defense 2.0%
Boeing Co. (The)	90,452	$11,916,146
General Dynamics Corp.	44,655	6,928,670
L-3 Communications Holdings, Inc.	12,046	1,815,694
Lockheed Martin Corp.	39,353	9,433,701
Northrop Grumman Corp.	27,828	5,953,801
Raytheon Co.	45,974	6,258,441
Rockwell Collins, Inc.	20,298	1,711,933
Textron, Inc.	41,976	1,668,546
TransDigm Group, Inc.*	7,804	2,256,292
United Technologies Corp.	121,291	12,323,166

		60,266,390

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	22,173	1,562,310
Expeditors International of Washington, Inc.	28,188	1,452,246
FedEx Corp.	38,064	6,649,019
United Parcel Service, Inc., Class B	107,688	11,776,760

		21,440,335

Airlines 0.5%
Alaska Air Group, Inc.(a)	19,313	1,271,954
American Airlines Group, Inc.	82,274	3,012,051
Delta Air Lines, Inc.	116,682	4,592,603
Southwest Airlines Co.	96,639	3,758,291
United Continental Holdings, Inc.*	45,716	2,398,719

		15,033,618

Auto Components 0.2%
BorgWarner, Inc.	31,383	1,104,054
Delphi Automotive plc	42,533	3,033,453
Goodyear Tire & Rubber Co. (The)	41,336	1,335,153

		5,472,660

Automobiles 0.5%
Ford Motor Co.	608,278	7,341,916
General Motors Co.	221,468	7,036,038
Harley-Davidson, Inc.(a)	27,865	1,465,420

		15,843,374

Banks 5.2%
Bank of America Corp.	1,590,535	24,891,873
BB&T Corp.	126,946	4,788,403
Citigroup, Inc.	452,503	21,371,717
Citizens Financial Group, Inc.	81,701	2,018,832
Comerica, Inc.	27,070	1,280,952
Fifth Third Bancorp	119,464	2,444,233
Huntington Bancshares, Inc.	168,476	1,661,173
JPMorgan Chase & Co.	562,913	37,484,377
KeyCorp	168,120	2,046,020
M&T Bank Corp.	24,627	2,859,195
People’s United Financial, Inc.(a)	47,664	754,045
PNC Financial Services Group, Inc. (The)	76,577	6,898,822
Regions Financial Corp.	195,481	1,929,397
SunTrust Banks, Inc.	78,170	3,423,846
U.S. Bancorp	250,880	10,760,243
Wells Fargo & Co.	708,042	31,352,100
Zions Bancorp	31,301	970,957

		156,936,185

Beverages 2.2%
Brown-Forman Corp., Class B	28,425	1,348,482
Coca-Cola Co. (The)	605,154	25,610,117
Constellation Brands, Inc., Class A	27,624	4,599,120
Dr. Pepper Snapple Group, Inc.	29,001	2,648,081
Molson Coors Brewing Co., Class B	28,455	3,124,359
Monster Beverage Corp.*	21,077	3,094,315
PepsiCo, Inc.	224,417	24,409,837

		64,834,311

Biotechnology 2.9%
AbbVie, Inc.(b)	253,873	16,011,770
Alexion Pharmaceuticals, Inc.*	34,874	4,273,460
Amgen, Inc.	116,633	19,455,551
Biogen, Inc.*	34,149	10,689,661
Celgene Corp.*	120,996	12,647,712
Gilead Sciences, Inc.	205,608	16,267,705
Regeneron Pharmaceuticals, Inc.*	11,761	4,728,157
Vertex Pharmaceuticals, Inc.*	38,619	3,367,963

		87,441,979

Building Products 0.1%
Allegion plc	14,876	1,025,105
Fortune Brands Home & Security, Inc.	23,815	1,383,652
Masco Corp.	51,690	1,773,484

		4,182,241

Capital Markets 2.5%
Affiliated Managers Group, Inc.*	8,358	1,209,403
Ameriprise Financial, Inc.	25,142	2,508,417
Bank of New York Mellon Corp. (The)	166,525	6,641,017
BlackRock, Inc.	19,021	6,894,352
Charles Schwab Corp. (The)	187,728	5,926,573
CME Group, Inc.	52,806	5,519,283
E*TRADE Financial Corp.*	42,665	1,242,405
Franklin Resources, Inc.	54,749	1,947,422
Goldman Sachs Group, Inc. (The)	58,778	9,479,128
Intercontinental Exchange, Inc.	18,568	5,001,476
Invesco Ltd.	64,458	2,015,602
Legg Mason, Inc.	14,372	481,174
Moody’s Corp.	26,247	2,842,025
Morgan Stanley	229,444	7,355,975
Nasdaq, Inc.	17,758	1,199,375
Northern Trust Corp.	33,319	2,265,359
S&P Global, Inc.	41,114	5,203,388
State Street Corp.	57,106	3,976,291
T. Rowe Price Group, Inc.	38,417	2,554,730

		74,263,395

Chemicals 2.0%
Air Products & Chemicals, Inc.	33,744	5,073,073
Albemarle Corp.	17,432	1,490,262
CF Industries Holdings, Inc.	36,080	878,548
Dow Chemical Co. (The)	175,721	9,107,619
E.I. du Pont de Nemours & Co.	136,243	9,124,194
Eastman Chemical Co.	22,881	1,548,586
Ecolab, Inc.	40,924	4,981,269
FMC Corp.	20,580	994,837
International Flavors & Fragrances, Inc.	12,363	1,767,538
LyondellBasell Industries NV, Class A	53,130	4,285,466
Monsanto Co.	68,164	6,966,361
Mosaic Co. (The)	54,567	1,334,709
PPG Industries, Inc.	41,294	4,268,148
Praxair, Inc.	44,461	5,372,222

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Chemicals (continued)
Sherwin-Williams Co. (The)	12,495	$3,456,867

		60,649,699

Commercial Services & Supplies 0.5%
Cintas Corp.	13,558	1,526,631
Pitney Bowes, Inc.	29,653	538,498
Republic Services, Inc.	36,835	1,858,326
Stericycle, Inc.*	13,155	1,054,242
Tyco International plc	146,625	6,822,461
Waste Management, Inc.	63,412	4,043,149

		15,843,307

Communications Equipment 1.0%
Cisco Systems, Inc.	783,689	24,858,615
F5 Networks, Inc.*	10,318	1,286,035
Harris Corp.	19,296	1,767,707
Juniper Networks, Inc.	59,667	1,435,588
Motorola Solutions, Inc.	25,981	1,981,831

		31,329,776

Construction & Engineering 0.1%
Fluor Corp.	21,504	1,103,585
Jacobs Engineering Group, Inc.*	18,968	981,025
Quanta Services, Inc.*	24,658	690,178

		2,774,788

Construction Materials 0.1%
Martin Marietta Materials, Inc.	9,958	1,783,577
Vulcan Materials Co.	20,616	2,344,658

		4,128,235

Consumer Finance 0.7%
American Express Co.	120,945	7,745,318
Capital One Financial Corp.	78,870	5,665,232
Discover Financial Services	62,912	3,557,674
Navient Corp.	49,405	714,890
Synchrony Financial	123,533	3,458,924

		21,142,038

Containers & Packaging 0.3%
Avery Dennison Corp.	13,844	1,076,925
Ball Corp.	27,016	2,213,961
International Paper Co.	63,644	3,053,639
Owens-Illinois, Inc.*	24,738	454,932
Sealed Air Corp.	30,338	1,390,087
WestRock Co.	39,294	1,904,973

		10,094,517

Distributors 0.1%
Genuine Parts Co.	23,144	2,324,815
LKQ Corp.*	47,378	1,680,024

		4,004,839

Diversified Consumer Services 0.0%†
H&R Block, Inc.(a)	34,166	790,943

Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B*	295,889	42,747,084
Leucadia National Corp.	51,587	982,216

		43,729,300

Diversified Telecommunication Services 2.6%
AT&T, Inc.	958,257	38,914,817
CenturyLink, Inc.	84,184	2,309,167
Frontier Communications Corp.(a)	180,285	749,986
Level 3 Communications, Inc.*	45,380	2,104,724
Verizon Communications, Inc.	635,021	33,008,391

		77,087,085

Electric Utilities 2.0%
Alliant Energy Corp.	35,276	1,351,424
American Electric Power Co., Inc.	76,671	4,923,045
Duke Energy Corp.	107,429	8,598,617
Edison International	50,433	3,643,784
Entergy Corp.	27,630	2,120,050
Eversource Energy	49,099	2,660,184
Exelon Corp.	143,784	4,786,569
FirstEnergy Corp.	65,578	2,169,320
NextEra Energy, Inc.	72,787	8,903,306
PG&E Corp.	77,701	4,752,970
Pinnacle West Capital Corp.	17,183	1,305,736
PPL Corp.	105,622	3,651,353
Southern Co. (The)	152,525	7,824,533
Xcel Energy, Inc.	78,566	3,232,205

		59,923,096

Electrical Equipment 0.5%
Acuity Brands, Inc.	6,773	1,792,136
AMETEK, Inc.	36,460	1,742,059
Eaton Corp. plc	71,034	4,667,644
Emerson Electric Co.	100,304	5,467,571
Rockwell Automation, Inc.	20,344	2,488,885

		16,158,295

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	47,682	3,095,515
Corning, Inc.	161,578	3,821,320
FLIR Systems, Inc.	21,293	669,026
TE Connectivity Ltd.	55,589	3,578,820

		11,164,681

Energy Equipment & Services 1.0%
Baker Hughes, Inc.	66,672	3,364,936
FMC Technologies, Inc.*	35,124	1,042,129
Halliburton Co.	134,127	6,019,620
Helmerich & Payne, Inc.(a)	16,720	1,125,256
National Oilwell Varco, Inc.	58,171	2,137,203
Schlumberger Ltd.	216,743	17,044,669
Transocean Ltd.(a)	51,722	551,356

		31,285,169

Equity Real Estate Investment Trusts (REITs) 2.9%
American Tower Corp.	66,303	7,514,119
Apartment Investment & Management Co., Class A	24,224	1,112,124
AvalonBay Communities, Inc.	21,402	3,806,132
Boston Properties, Inc.	23,775	3,240,295
Crown Castle International Corp.	52,578	4,953,373
Digital Realty Trust, Inc.	22,714	2,205,984
Equinix, Inc.	11,078	3,990,849
Equity Residential	56,521	3,635,996
Essex Property Trust, Inc.	10,126	2,255,060
Extra Space Storage, Inc.	19,358	1,537,219
Federal Realty Investment Trust	11,051	1,701,080
General Growth Properties, Inc.	90,148	2,488,085
HCP, Inc.	72,915	2,767,124
Host Hotels & Resorts, Inc.	116,447	1,813,080
Iron Mountain, Inc.	38,178	1,432,820

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Equity Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp.	65,459	$1,895,038
Macerich Co. (The)	18,801	1,520,437
Prologis, Inc.	82,166	4,399,168
Public Storage	23,235	5,184,658
Realty Income Corp.	40,291	2,696,677
Simon Property Group, Inc.	48,973	10,137,901
SL Green Realty Corp.	15,488	1,674,253
UDR, Inc.	41,350	1,488,186
Ventas, Inc.	54,751	3,867,063
Vornado Realty Trust	26,773	2,709,695
Welltower, Inc.	55,773	4,170,147
Weyerhaeuser Co.	116,119	3,708,841

		87,905,404

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	68,074	10,381,966
CVS Health Corp.	166,149	14,785,599
Kroger Co. (The)	148,240	4,399,763
Sysco Corp.	79,576	3,900,020
Walgreens Boots Alliance, Inc.	133,585	10,769,623
Wal-Mart Stores, Inc.	236,255	17,038,710
Whole Foods Market, Inc.	50,248	1,424,531

		62,700,212

Food Products 1.7%
Archer-Daniels-Midland Co.	90,724	3,825,831
Campbell Soup Co.	30,294	1,657,082
ConAgra Foods, Inc.	64,966	3,060,548
General Mills, Inc.	93,035	5,943,076
Hershey Co. (The)	21,883	2,092,015
Hormel Foods Corp.	41,834	1,586,764
JM Smucker Co. (The)	18,155	2,460,729
Kellogg Co.	39,037	3,024,196
Kraft Heinz Co. (The)	92,915	8,316,822
McCormick & Co., Inc. (Non-Voting)	17,859	1,784,471
Mead Johnson Nutrition Co.	28,862	2,280,387
Mondelez International, Inc., Class A	242,846	10,660,939
Tyson Foods, Inc., Class A	46,371	3,462,522

		50,155,382

Health Care Equipment & Supplies 2.7%
Abbott Laboratories	229,093	9,688,343
Baxter International, Inc.	76,273	3,630,595
Becton Dickinson and Co.	33,188	5,964,879
Boston Scientific Corp.*	211,980	5,045,124
C.R. Bard, Inc.	11,414	2,559,932
Cooper Cos., Inc. (The)	7,592	1,360,942
Danaher Corp.	94,718	7,424,944
DENTSPLY SIRONA, Inc.	36,325	2,158,795
Edwards Lifesciences Corp.*	33,218	4,004,762
Hologic, Inc.*	43,249	1,679,359
Intuitive Surgical, Inc.*	5,998	4,347,530
Medtronic plc	215,351	18,606,326
St. Jude Medical, Inc.	44,383	3,539,988
Stryker Corp.	48,497	5,645,536
Varian Medical Systems, Inc.*	14,784	1,471,452
Zimmer Biomet Holdings, Inc.	31,175	4,053,373

		81,181,880

Health Care Providers & Services 2.5%
Aetna, Inc.	54,670	6,311,651
AmerisourceBergen Corp.	28,520	2,303,846
Anthem, Inc.	41,011	5,139,088
Cardinal Health, Inc.	49,658	3,858,427
Centene Corp.*	26,306	1,761,450
Cigna Corp.	39,991	5,211,627
DaVita HealthCare Partners, Inc.*	25,650	1,694,696
Express Scripts Holding Co.*	97,953	6,908,625
HCA Holdings, Inc.*	46,007	3,479,509
Henry Schein, Inc.*	12,684	2,067,238
Humana, Inc.	23,229	4,108,978
Laboratory Corp. of America Holdings*	15,743	2,164,348
McKesson Corp.	35,171	5,864,764
Patterson Cos., Inc.(a)	12,929	593,958
Quest Diagnostics, Inc.	21,658	1,832,917
UnitedHealth Group, Inc.	148,520	20,792,800
Universal Health Services, Inc., Class B	13,991	1,723,971

		75,817,893

Health Care Technology 0.1%
Cerner Corp.*	46,843	2,892,555

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	67,476	3,294,178
Chipotle Mexican Grill, Inc.*(a)	4,536	1,920,996
Darden Restaurants, Inc.	19,663	1,205,735
Marriott International, Inc., Class A	49,838	3,355,593
McDonald’s Corp.	132,988	15,341,496
Royal Caribbean Cruises Ltd.	26,250	1,967,437
Starbucks Corp.	228,798	12,387,124
Wyndham Worldwide Corp.	17,416	1,172,619
Wynn Resorts Ltd.(a)	12,601	1,227,589
Yum! Brands, Inc.	57,727	5,242,189

		47,114,956

Household Durables 0.5%
D.R. Horton, Inc.	52,803	1,594,651
Garmin Ltd.(a)	18,208	875,987
Harman International Industries, Inc.	11,013	930,048
Leggett & Platt, Inc.	21,005	957,408
Lennar Corp., Class A	29,266	1,239,122
Mohawk Industries, Inc.*	9,846	1,972,548
Newell Brands, Inc.	75,147	3,957,241
PulteGroup, Inc.	49,182	985,607
Whirlpool Corp.	11,757	1,906,515

		14,419,127

Household Products 2.0%
Church & Dwight Co., Inc.	40,162	1,924,563
Clorox Co. (The)	20,038	2,508,357
Colgate-Palmolive Co.	138,930	10,300,270
Kimberly-Clark Corp.	55,865	7,046,811
Procter & Gamble Co. (The)(a)	416,005	37,336,449

		59,116,450

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	102,122	1,312,268
NRG Energy, Inc.	48,743	546,409

		1,858,677

Industrial Conglomerates 2.5%
3M Co.	94,271	16,613,378
General Electric Co.	1,396,757	41,371,943
Honeywell International, Inc.	118,571	13,824,193
Roper Technologies, Inc.(a)	15,645	2,854,743

		74,664,257

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Insurance 2.6%
Aflac, Inc.	63,812	$4,586,168
Allstate Corp. (The)	57,880	4,004,138
American International Group, Inc.	158,482	9,404,322
Aon plc	41,392	4,656,186
Arthur J. Gallagher & Co.	27,393	1,393,482
Assurant, Inc.	9,380	865,305
Chubb Ltd.	72,492	9,108,620
Cincinnati Financial Corp.	23,349	1,760,982
Hartford Financial Services Group, Inc. (The)	60,150	2,575,623
Lincoln National Corp.	36,286	1,704,716
Loews Corp.	43,095	1,773,359
Marsh & McLennan Cos., Inc.	80,682	5,425,864
MetLife, Inc.	171,234	7,607,927
Principal Financial Group, Inc.	41,982	2,162,493
Progressive Corp. (The)	90,450	2,849,175
Prudential Financial, Inc.	68,089	5,559,467
Torchmark Corp.	17,457	1,115,328
Travelers Cos., Inc. (The)	44,933	5,147,075
Unum Group	36,974	1,305,552
Willis Towers Watson plc	20,213	2,683,680
XL Group Ltd.	42,850	1,441,046

		77,130,508

Internet & Direct Marketing Retail 2.4%
Amazon.com, Inc.*	61,302	51,328,778
Expedia, Inc.	18,781	2,192,118
Netflix, Inc.*	66,814	6,584,520
Priceline Group, Inc. (The)*	7,740	11,389,332
TripAdvisor, Inc.*(a)	17,634	1,114,116

		72,608,864

Internet Software & Services 4.4%
Akamai Technologies, Inc.*	27,360	1,449,806
Alphabet, Inc., Class A*	45,946	36,943,341
Alphabet, Inc., Class C*	46,048	35,792,650
eBay, Inc.*	164,299	5,405,437
Facebook, Inc., Class A*	361,955	46,427,968
VeriSign, Inc.*(a)	14,477	1,132,681
Yahoo!, Inc.*	136,444	5,880,736

		133,032,619

IT Services 3.7%
Accenture plc, Class A	97,196	11,874,435
Alliance Data Systems Corp.*	9,174	1,968,098
Automatic Data Processing, Inc.	70,810	6,245,442
Cognizant Technology Solutions Corp., Class A*	94,287	4,498,433
CSRA, Inc.	22,693	610,442
Fidelity National Information Services, Inc.	51,056	3,932,844
Fiserv, Inc.*	34,509	3,432,610
Global Payments, Inc.	23,852	1,830,880
International Business Machines Corp.	135,550	21,532,117
MasterCard, Inc., Class A	149,542	15,218,889
Paychex, Inc.	49,726	2,877,644
PayPal Holdings, Inc.*	174,833	7,162,908
Teradata Corp.*	20,423	633,113
Total System Services, Inc.	26,085	1,229,908
Visa, Inc., Class A	293,974	24,311,650
Western Union Co. (The)(a)	76,020	1,582,736
Xerox Corp.	132,650	1,343,744

		110,285,893

Leisure Products 0.1%
Hasbro, Inc.	17,386	1,379,231
Mattel, Inc.	52,631	1,593,667

		2,972,898

Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	50,737	2,389,205
Illumina, Inc.*	22,755	4,133,673
Mettler-Toledo International, Inc.*	4,153	1,743,554
PerkinElmer, Inc.	16,995	953,590
Thermo Fisher Scientific, Inc.	61,339	9,756,582
Waters Corp.*	12,578	1,993,487

		20,970,091

Machinery 1.4%
Caterpillar, Inc.	91,017	8,079,579
Cummins, Inc.	24,180	3,098,667
Deere & Co.	45,080	3,847,578
Dover Corp.	23,995	1,766,992
Flowserve Corp.	20,134	971,264
Fortive Corp.	46,861	2,385,225
Illinois Tool Works, Inc.	49,771	5,964,557
Ingersoll-Rand plc	40,211	2,731,935
PACCAR, Inc.	54,388	3,196,927
Parker-Hannifin Corp.	20,913	2,625,209
Pentair plc	25,972	1,668,441
Snap-on, Inc.	8,993	1,366,576
Stanley Black & Decker, Inc.	23,581	2,899,991
Xylem, Inc.	27,629	1,449,141

		42,052,082

Media 2.8%
CBS Corp. (Non-Voting), Class B	63,402	3,470,625
Charter Communications, Inc., Class A*	33,773	9,117,697
Comcast Corp., Class A	374,311	24,831,792
Discovery Communications, Inc., Class A*(a)	22,585	607,988
Discovery Communications, Inc., Class C*	34,951	919,561
Interpublic Group of Cos., Inc. (The)	62,247	1,391,220
News Corp., Class A	58,819	822,290
News Corp., Class B	18,669	265,473
Omnicom Group, Inc.	37,087	3,152,395
Scripps Networks Interactive, Inc., Class A	14,685	932,351
TEGNA, Inc.	34,011	743,480
Time Warner, Inc.	121,301	9,656,773
Twenty-First Century Fox, Inc., Class A	165,819	4,016,136
Twenty-First Century Fox, Inc., Class B	75,906	1,877,915
Viacom, Inc., Class B	53,629	2,043,265
Walt Disney Co. (The)	230,310	21,386,586

		85,235,547

Metals & Mining 0.3%
Alcoa, Inc.	203,528	2,063,774
Freeport-McMoRan, Inc.*	190,468	2,068,482
Newmont Mining Corp.	82,681	3,248,537
Nucor Corp.	49,215	2,433,682

		9,814,475

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Multiline Retail 0.5%
Dollar General Corp.	40,398	$2,827,456
Dollar Tree, Inc.*	36,735	2,899,494
Kohl’s Corp.	27,987	1,224,431
Macy’s, Inc.	48,032	1,779,586
Nordstrom, Inc.(a)	18,121	940,117
Target Corp.	89,595	6,153,385

		15,824,469

Multi-Utilities 1.1%
Ameren Corp.	37,558	1,847,102
CenterPoint Energy, Inc.	66,603	1,547,188
CMS Energy Corp.	42,904	1,802,397
Consolidated Edison, Inc.	47,283	3,560,410
Dominion Resources, Inc.	97,528	7,243,404
DTE Energy Co.	27,782	2,602,340
NiSource, Inc.	49,378	1,190,504
Public Service Enterprise Group, Inc.	78,392	3,282,273
SCANA Corp.	22,123	1,601,041
Sempra Energy	38,916	4,171,406
WEC Energy Group, Inc.	48,861	2,925,797

		31,773,862

Oil, Gas & Consumable Fuels 6.0%
Anadarko Petroleum Corp.	85,011	5,386,297
Apache Corp.	59,139	3,777,208
Cabot Oil & Gas Corp.	72,532	1,871,326
Chesapeake Energy Corp.*(a)	101,708	637,709
Chevron Corp.	294,189	30,277,932
Cimarex Energy Co.	14,678	1,972,283
Concho Resources, Inc.*	22,152	3,042,577
ConocoPhillips	193,005	8,389,927
Devon Energy Corp.	81,441	3,592,362
EOG Resources, Inc.	85,768	8,294,623
EQT Corp.	26,840	1,949,121
Exxon Mobil Corp.	646,582	56,433,677
Hess Corp.	41,956	2,249,681
Kinder Morgan, Inc.	299,255	6,921,768
Marathon Oil Corp.	130,588	2,064,596
Marathon Petroleum Corp.	81,920	3,325,133
Murphy Oil Corp.(a)	25,032	760,973
Newfield Exploration Co.*	30,670	1,332,918
Noble Energy, Inc.	66,382	2,372,493
Occidental Petroleum Corp.	119,067	8,682,366
ONEOK, Inc.	32,505	1,670,432
Phillips 66	69,240	5,577,282
Pioneer Natural Resources Co.	26,437	4,908,029
Range Resources Corp.	29,293	1,135,104
Southwestern Energy Co.*	76,894	1,064,213
Spectra Energy Corp.	109,246	4,670,266
Tesoro Corp.	18,467	1,469,235
Valero Energy Corp.	71,906	3,811,018
Williams Cos., Inc. (The)	105,655	3,246,778

		180,887,327

Personal Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	34,351	3,042,125

Pharmaceuticals 5.3%
Allergan plc*	61,745	14,220,491
Bristol-Myers Squibb Co.	260,466	14,044,327
Eli Lilly & Co.	151,418	12,152,809
Endo International plc*	31,644	637,627
Johnson & Johnson	426,309	50,359,882
Mallinckrodt plc*	16,782	1,171,048
Merck & Co., Inc.	430,957	26,896,026
Mylan NV*	71,686	2,732,670
Perrigo Co. plc	22,334	2,062,098
Pfizer, Inc.	945,073	32,009,623
Zoetis, Inc.	77,127	4,011,375

		160,297,976

Professional Services 0.3%
Dun & Bradstreet Corp. (The)	5,537	756,465
Equifax, Inc.	18,598	2,502,919
Nielsen Holdings plc	52,356	2,804,711
Robert Half International, Inc.	20,302	768,633
Verisk Analytics, Inc., Class A*	24,499	1,991,279

		8,824,007

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	46,551	1,302,497

Road & Rail 0.8%
CSX Corp.	147,355	4,494,327
J.B. Hunt Transport Services, Inc.	13,791	1,119,002
Kansas City Southern	16,795	1,567,309
Norfolk Southern Corp.	45,749	4,440,398
Ryder System, Inc.	8,061	531,623
Union Pacific Corp.	129,784	12,657,834

		24,810,493

Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.	47,989	3,092,891
Applied Materials, Inc.	169,296	5,104,274
Broadcom Ltd.	61,658	10,637,238
First Solar, Inc.*(a)	11,519	454,885
Intel Corp.	736,860	27,816,465
KLA-Tencor Corp.	24,096	1,679,732
Lam Research Corp.	24,973	2,365,193
Linear Technology Corp.	37,049	2,196,635
Microchip Technology, Inc.(a)	33,569	2,085,978
Micron Technology, Inc.*	160,590	2,855,290
NVIDIA Corp.	83,355	5,711,485
Qorvo, Inc.*	19,985	1,113,964
QUALCOMM, Inc.	229,649	15,730,957
Skyworks Solutions, Inc.(a)	29,224	2,225,115
Texas Instruments, Inc.	156,443	10,979,170
Xilinx, Inc.	39,556	2,149,473

		96,198,745

Software 4.2%
Activision Blizzard, Inc.	106,259	4,707,274
Adobe Systems, Inc.*	77,649	8,428,022
Autodesk, Inc.*	30,431	2,201,074
CA, Inc.	48,974	1,620,060
Citrix Systems, Inc.*	24,269	2,068,204
Electronic Arts, Inc.*	46,904	4,005,602
Intuit, Inc.	38,185	4,200,732
Microsoft Corp.	1,215,204	69,995,750
Oracle Corp.	469,017	18,422,988
Red Hat, Inc.*	28,269	2,284,983
salesforce.com, Inc.*	100,344	7,157,538
Symantec Corp.	95,909	2,407,316

		127,499,543

Specialty Retail 2.4%
Advance Auto Parts, Inc.	11,350	1,692,512

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
AutoNation, Inc.*	10,342	$503,759
AutoZone, Inc.*	4,555	3,499,789
Bed Bath & Beyond, Inc.	24,058	1,037,140
Best Buy Co., Inc.	43,610	1,665,030
CarMax, Inc.*(a)	30,298	1,616,398
Foot Locker, Inc.	21,247	1,438,847
Gap, Inc. (The)(a)	35,028	779,023
Home Depot, Inc. (The)	192,459	24,765,624
L Brands, Inc.	37,437	2,649,416
Lowe’s Cos., Inc.	136,264	9,839,623
O’Reilly Automotive, Inc.*	14,792	4,143,387
Ross Stores, Inc.	61,811	3,974,447
Signet Jewelers Ltd.	11,781	878,038
Staples, Inc.	99,958	854,641
Tiffany & Co.(a)	16,741	1,215,899
TJX Cos., Inc. (The)	102,314	7,651,041
Tractor Supply Co.	20,702	1,394,280
Ulta Salon Cosmetics & Fragrance, Inc.*	9,139	2,174,899
Urban Outfitters, Inc.*	13,148	453,869

		72,227,662

Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	840,095	94,972,740
Hewlett Packard Enterprise Co.	258,273	5,875,711
HP, Inc.	267,273	4,150,749
NetApp, Inc.	43,407	1,554,839
Seagate Technology plc(a)	45,884	1,768,828
Western Digital Corp.	44,327	2,591,800

		110,914,667

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	42,985	1,571,532
Hanesbrands, Inc.	58,886	1,486,871
Michael Kors Holdings Ltd.*	26,354	1,233,104
NIKE, Inc., Class B	210,141	11,063,924
PVH Corp.	12,685	1,401,692
Ralph Lauren Corp.	8,999	910,159
Under Armour, Inc., Class A*(a)	28,118	1,087,604
Under Armour, Inc., Class C*	28,317	958,814
VF Corp.	51,688	2,897,112

		22,610,812

Tobacco 1.6%
Altria Group, Inc.	304,680	19,264,916
Philip Morris International, Inc.	241,764	23,504,296
Reynolds American, Inc.	129,018	6,083,199

		48,852,411

Trading Companies & Distributors 0.2%
Fastenal Co.	44,661	1,865,937
United Rentals, Inc.*	13,427	1,053,885
W.W. Grainger, Inc.(a)	8,661	1,947,339

		4,867,161

Water Utilities 0.1%
American Water Works Co., Inc.	27,555	2,062,215

Total Common Stocks (cost $1,777,882,338)		2,919,745,998

Securities Lending Reinvestments 1.0%

	Principal Amount	Market Value
Repurchase Agreements 1.0%
BNP Paribas Securities Corp., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $5,000,208, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 02/23/17 - 08/20/46; total market value $5,100,003.(c)	$5,000,000	$5,000,000
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $23,089,369, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $23,550,175.(c)	23,088,407	23,088,407
Nomura Securities International, Inc., 0.52%, dated 09/30/16, due 10/03/16, repurchase price $3,000,130, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 6.50%, maturing 05/01/18 - 05/01/47; total market value $3,060,000.(c)	3,000,000	3,000,000
RBS Securities, Inc., 0.32%, dated 09/21/16, due 10/05/16, repurchase price $500,062, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 1.75%, maturing 03/31/18 - 05/15/23; total market value $510,020.(c)(d)	500,000	500,000

Total Securities Lending Reinvestments (cost $31,588,407)		31,588,407

Total Investments (cost $1,809,470,745)(e) — 98.0%		2,951,334,405
Other assets in excess of liabilities — 2.0%		61,313,881

NET ASSETS — 100.0%		$3,012,648,286

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $44,866,818, which was collateralized by a repurchase agreement with a value of $31,588,407 and $14,023,373 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 10/06/2016 – 05/15/2045, a total value of $45,611,780
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $31,588,407.
(d)	Illiquid security.
(e)	At September 30, 2016, the tax basis cost of the Fund’s investments was $1,867,373,588, tax unrealized appreciation and depreciation were $1,145,478,333 and $(61,517,516), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust

At September 30, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
855	S&P 500 E-Mini	12/16/16	$92,357,100	$(501,744)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,919,745,998	$—	$—	$2,919,745,998
Securities Lending Reinvestments	—	31,588,407	—	31,588,407

Total Assets	$2,919,745,998	$31,588,407	$—	$2,951,334,405

Liabilities:
Futures Contracts	$(501,744)	$—	$—	$(501,744)

Total Liabilities	$(501,744)	$—	$—	$(501,744)

Total	$2,919,244,254	$31,588,407	$—	$2,950,832,661

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2016

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(501,744)

Total		$(501,744)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 25.4%

	Principal Amount	Market Value
Airlines 1.2%
Air Canada Pass Through Trust, Series 2015-1, Class B, 3.88%, 03/15/23(a)	$10,676,420	$10,382,819
American Airlines Pass Through Trust Series 2013-2, Class B, 5.60%, 07/15/20(a)	3,942,938	4,125,299
Series 2015-1, Class B, 3.70%, 05/01/23	3,633,047	3,551,303
Series 2015-2, Class B, 4.40%, 09/22/23	4,702,566	4,750,908

		22,810,329

Automobiles 4.4%
Capital Auto Receivables Asset Trust, Series 2015-4, Class A2, 1.62%, 03/20/19	6,000,000	6,016,769
Credit Acceptance Auto Loan Trust Series 2014-1A, Class A, 1.55%, 10/15/21(a)	3,874,054	3,874,160
Series 2014-2A, Class A, 1.88%, 03/15/22(a)	9,540,000	9,558,379
Series 2015-1A, Class A, 2.00%, 07/15/22(a)	13,000,000	13,030,572
Series 2015-2A, Class A, 2.40%, 02/15/23(a)	10,000,000	10,075,083
First Investors Auto Owner Trust
Series 2014-1A, Class A3, 1.49%, 01/15/20(a)	3,691,802	3,693,065
Series 2015-2A, Class A2, 2.28%, 09/15/21(a)	11,580,000	11,695,469
Flagship Credit Auto Trust
Series 2014-2, Class A, 1.43%, 12/16/19(a)	1,879,921	1,877,442
Series 2015-2, Class A, 1.98%, 10/15/20(a)	8,403,476	8,435,513
Series 2015-3, Class A, 2.38%, 10/15/20(a)	7,925,576	7,974,184
Prestige Auto Receivables Trust, Series 2016-1A, Class A3, 1.99%, 06/15/20(a)	5,000,000	5,021,298

		81,251,934

Home Equity 1.2%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A2B, 1.63%, 10/25/34(b)	977,487	973,127
Ameriquest Mortgage Securities, Inc., Series 2003-10, Class AV1, 1.29%, 12/25/33(b)	7,500,614	7,300,094
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, Series 2004-R3, Class A1A, 1.22%, 05/25/34(b)	2,748,629	2,732,185
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 1.43%, 12/25/34(b)	2,049,000	2,011,211
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C, 1.29%, 01/25/35(b)	9,070,303	8,968,291
Structured Asset Securities Corp., Series 2005-NC1, Class M1, 1.00%, 02/25/35(b)	1,000,309	998,462

		22,983,370

Other 18.1%
A Voce CLO Ltd., Series 2014-1A, Class A1B, 2.14%, 07/15/26(a)(b)	9,000,000	8,975,673
ALM VII Ltd. Series 2012-7A, Class A1R, 0.00%, 10/15/28(a)(b)	19,775,000	19,760,169
Series 2012-7A, Class A1, 2.11%, 10/19/24(a)(b)	19,775,000	19,816,013
Alterna Funding II LLC, Series 2015-1X, Class A, 2.50%, 02/15/24	9,956,051	9,819,155
Ares XXV CLO Ltd., Series 2012-3A, Class AR, 1.77%, 01/17/24(a)(b)	19,000,000	19,016,891
Atrium VII, Series 7A, Class BR, 2.57%, 11/16/22(a)(b)	5,000,000	4,997,365
Bayview Opportunity Master Fund IIIa Trust, Series 2014-18NP, Class A, 3.23%, 07/28/34(a)(c)	10,642,987	10,621,979
Bayview Opportunity Master Fund Trust, Series 2014-15RP, Class A, 3.72%, 10/28/19(a)(b)	3,729,742	3,722,183
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A, 1.02%, 07/25/35(b)	6,237,779	6,154,060
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.00%, 12/10/23(a)	5,175,303	5,138,910
Dryden XXII Senior Loan Fund, Series 2011-22A, Class A1R, 1.85%, 01/15/22(a)(b)	3,654,447	3,644,934
Dryden XXIII Senior Loan Fund, Series 2012-23A, Class A1R, 1.93%, 07/17/23(a)(b)	35,000,000	34,934,025
FNA Trust, Series 2014-1A, Class A, 1.30%, 12/10/22(a)	2,627,728	2,601,451
Gramercy Park CLO Ltd., Series 2012-1A, Class A1R, 1.98%, 07/17/23(a)(b)	30,000,000	29,998,290
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 2.20%, 07/20/26(a)(b)	2,178,000	2,187,433
Neuberger Berman CLO XVI Ltd. Series 2014-16A, Class A1R, 2.11%, 04/15/26(a)(b)	10,000,000	9,958,780
Series 2014-16A, Class B2R, 2.83%, 04/15/26(a)(b)	3,000,000	3,007,332
NRZ Advance Receivables Trust Advance Receivables Backed Series 2015-T2, Class AT2, 3.30%, 08/17/48(a)	8,542,000	8,565,302
Series 2015-T4, Class AT4, 3.20%, 11/15/47(a)	20,000,000	20,111,376
Series 2016-T1, Class AT1, 2.75%, 06/15/49(a)	6,000,000	6,002,346
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class AT2, 2.72%, 08/16/49(a)	12,000,000	11,966,250
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 2.23%, 11/20/23(a)(b)	2,300,000	2,307,965
RMAT LLC, Series 2015-1, Class A1, 4.09%, 07/27/20(a)(c)	8,275,193	8,233,662
Soundview Home Loan Trust, Series 2005-CTX1, Class M1, 0.95%, 11/25/35(b)	1,534,589	1,528,013

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Other (continued)
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T3, Class AT3, 2.92%, 07/15/47(a)	$14,000,000	$14,032,172
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.13%, 06/15/28(a)	10,139,677	10,186,452
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.88%, 04/25/55(a)(c)	634,736	636,444
VOLT XL LLC, Series 2015-NP14, Class A1, 4.38%, 11/27/45(a)(c)	4,939,548	4,986,649
VOLT XXII LLC, Series 2015-NPL4, Class A1, 3.50%, 02/25/55(a)(c)	5,562,719	5,566,886
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 06/26/45(a)(c)	8,489,300	8,491,347
VOLT XXVI LLC, Series 2014-NPL6, Class A1, 3.13%, 09/25/43(a)(c)	4,234,408	4,222,294
VOLT XXXIX LLC, Series 2015-NP13, Class A1, 4.12%, 10/25/45(a)(c)	7,444,013	7,503,293
VOLT XXXV, Series 2016-NPL9, Class A1, 3.50%, 09/25/46(a)(c)	11,000,000	10,999,258
VOLT XXXVI LLC, Series 2015-NP10, Class A1, 3.62%, 07/25/45(a)(c)	3,739,855	3,745,790
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 3.62%, 07/25/45(a)(c)	12,588,432	12,621,994

		336,062,136

Road & Rail 0.5%
Federal Express Corp. 1993 Pass-Through Trust, Series C2, 7.96%, 03/28/17	175,722	180,994
Federal Express Corp. 1998 Pass-Through Trust Series 981A, 6.72%, 01/15/22	567,762	636,745
Series 981B, 6.85%, 01/15/19	4,688,219	4,946,071
Union Pacific Railroad Co. 2000 Pass-Through Trust, Series 00-1, 8.00%, 01/10/21	3,438,684	3,736,323

		9,500,133

Total Asset-Backed Securities (cost $472,533,572)		472,607,902

Collateralized Mortgage Obligations 2.0%

	Principal Amount	Market Value
CSMC Trust, Series 2012-CIM1, Class A1, 3.38%, 02/25/42(a)(b)	905,850	909,714
FHLMC Series 3640, Class EL, 4.00%, 03/15/20	479,812	494,439
Series 3616, Class PA, 4.50%, 11/15/39	370,530	388,437
GSAA Trust, Series 2004-NC1, Class AF6, 5.26%, 11/25/33(c)	50,273	51,614
New Residential Mortgage Loan Trust Series 2016-2A, Class A1, 3.75%, 11/25/35(a)(b)	19,197,631	19,952,271
Series 2014-3A, Class AFX3, 3.75%, 11/25/54(a)(b)	9,494,716	9,828,198
Series 2016-3A, Class A1, 3.75%, 09/25/56(a)(b)	4,000,000	4,114,324
Residential Accredit Loans, Inc., Series 2003-QS20, Class CB, 5.00%, 11/25/18	658,338	662,989

Total Collateralized Mortgage Obligations (cost $36,275,621)		36,401,986

Commercial Mortgage-Backed Securities 5.7%

	Principal Amount	Market Value
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class B, 2.02%, 09/15/26(a)(b)	6,098,000	6,082,438
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A4, 5.72%, 06/10/49(b)	5,805,689	5,876,033
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.70%, 06/11/50	10,828,909	11,153,514
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 2.37%, 12/15/27(a)(b)	5,000,000	4,983,565
Citigroup Commercial Mortgage Trust Series 2007-C6, Class A4, 5.90%, 12/10/49(b)	19,691,000	20,048,114
Series 2008-C7, Class M1, 6.33%, 12/10/49(b)	8,227,757	8,484,616
COMM Mortgage Trust Series 2014-TWC, Class B, 2.12%, 02/13/32(a)(b)	13,000,000	12,974,696
Series 2014-TWC, Class C, 2.38%, 02/13/32(a)(b)	6,000,000	5,926,055
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46(a)	61,499	61,737
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XA, IO, 1.19%, 12/15/48(b)	23,748,370	1,216,831
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4, 6.10%, 06/11/49(b)	7,990,214	8,203,081
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	7,360,863	7,568,868
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.16%, 02/15/51(b)	4,960,735	5,022,306
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, 1.87%, 02/15/27(a)(b)	9,000,000	9,016,523

Total Commercial Mortgage-Backed Securities (cost $112,371,910)		106,618,377

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds 58.0%

	Principal Amount	Market Value
Air Freight & Logistics 0.2%
FedEx Corp., 8.00%, 01/15/19	$2,974,000	$3,409,629

Auto Components 0.2%
BorgWarner, Inc., 5.75%, 11/01/16	3,000,000	3,007,512

Automobiles 2.2%
Daimler Finance North America LLC, 1.20%, 03/10/17(a)(b)	10,000,000	10,007,000
Hyundai Capital America, 2.60%, 03/19/20(a)	10,000,000	10,196,070
Nissan Motor Acceptance Corp., 1.39%, 03/03/17(a)(b)	10,000,000	10,019,060
1.38%, 09/13/19(a)(b)(d)	10,000,000	9,976,310

		40,198,440

Banks 11.6%
Bank of America Corp., 1.72%, 01/15/19(b)(d)	5,000,000	5,032,050
Series L, 2.60%, 01/15/19	10,000,000	10,195,170
Series L, 2.65%, 04/01/19	5,000,000	5,109,305
Capital One NA, 1.62%, 09/13/19(b)	15,000,000	14,991,225
Citigroup, Inc., 2.50%, 07/29/19	10,000,000	10,203,500
Citizens Bank NA, 2.45%, 12/04/19	10,000,000	10,146,840
Citizens Financial Group, Inc., 2.38%, 07/28/21	5,000,000	5,017,510
CoBank ACB, 1.45%, 06/15/22(b)	25,635,000	24,317,771
Fifth Third Bancorp, 2.30%, 03/01/19	7,000,000	7,109,130
Huntington Bancshares, Inc., 2.60%, 08/02/18(d)	2,450,000	2,489,702
Huntington National Bank (The), 1.30%, 11/20/16	10,000,000	10,003,320
JPMorgan Chase & Co., 1.63%, 05/15/18	5,000,000	5,010,425
2.30%, 08/15/21	10,000,000	10,021,750
National City Bank, 1.20%, 12/15/16(b)	10,432,000	10,434,817
Nordea Bank AB, 1.46%, 09/30/19(a)(b)	17,000,000	17,009,962
Skandinaviska Enskilda Banken AB, 1.42%, 09/13/19(a)(b)	15,000,000	15,003,660
SunTrust Bank, 5.20%, 01/17/17	10,000,000	10,110,460
Svenska Handelsbanken AB, 1.33%, 09/06/19(b)	15,000,000	15,019,185
UBS Group Funding Jersey Ltd., 2.65%, 02/01/22(a)	9,000,000	8,983,251
Wells Fargo & Co., 1.16%, 04/22/19(b)	20,000,000	19,942,980

		216,152,013

Beverages 1.8%
Anheuser-Busch InBev Finance, Inc., 2.65%, 02/01/21	10,000,000	10,318,960
Molson Coors Brewing Co., 2.10%, 07/15/21	7,500,000	7,569,022
SABMiller Holdings, Inc., 1.45%, 08/01/18(a)(b)	15,000,000	15,004,590

		32,892,572

Biotechnology 1.5%
AbbVie, Inc., 2.50%, 05/14/20	8,000,000	8,155,792
Celgene Corp., 2.30%, 08/15/18	14,118,000	14,309,158
2.88%, 08/15/20	5,000,000	5,172,415

		27,637,365

Building Products 0.5%
Johnson Controls, Inc., 1.40%, 11/02/17	10,000,000	10,029,820

Capital Markets 0.3%
FMR LLC, 7.49%, 06/15/19(a)	2,000,000	2,287,884
Morgan Stanley, 2.20%, 12/07/18	4,000,000	4,041,856

		6,329,740

Chemicals 1.1%
Agrium, Inc., 7.70%, 02/01/17	3,647,000	3,710,009
CF Industries, Inc., 7.13%, 05/01/20	5,500,000	6,332,244
Solvay Finance America LLC, 3.40%, 12/03/20(a)(d)	10,000,000	10,465,800

		20,508,053

Commercial Services & Supplies 0.8%
Catholic Health Initiatives, 1.60%, 11/01/17	10,000,000	10,019,480
Novant Health, Inc., Series 09B, 5.35%, 11/01/16	5,000,000	5,013,490

		15,032,970

Communications Equipment 0.5%
Cisco Systems, Inc., 1.20%, 09/20/19(b)	9,000,000	9,006,579

Consumer Finance 5.0%
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	9,775,000	9,912,896
4.25%, 02/03/17	26,000,000	26,249,418
1.36%, 09/08/17(b)	10,000,000	10,003,290
HSBC USA, Inc., 1.74%, 09/24/18(b)	10,000,000	10,016,210
Hyundai Capital Services, Inc., 1.66%, 03/18/17(a)(b)	7,000,000	7,003,997
3.50%, 09/13/17(a)	7,650,000	7,799,175
John Deere Capital Corp., 1.26%, 10/09/19(b)	15,000,000	14,988,345
Nissan Motor Acceptance Corp., 1.95%, 09/12/17(a)	4,165,000	4,181,110
2.65%, 09/26/18(a)	3,035,000	3,098,747

		93,253,188

Containers & Packaging 0.1%
Ball Corp., 4.38%, 12/15/20	2,125,000	2,268,437

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services 1.7%
Bank of America NA, 5.30%, 03/15/17	$5,000,000	$5,087,405
Bear Stearns Cos. LLC (The), 6.40%, 10/02/17	14,353,000	15,033,619
JPMorgan Chase Bank NA, 6.00%, 10/01/17	2,200,000	2,294,422
National Rural Utilities Cooperative Finance Corp., 2.00%, 01/27/20	10,000,000	10,103,580

		32,519,026

Diversified Telecommunication Services 2.2%
AT&T, Inc., 2.80%, 02/17/21	10,000,000	10,289,460
Verizon Communications, Inc., Series FRN, 1.23%, 06/09/17(b)	20,000,000	20,029,060
1.63%, 06/17/19(b)	10,000,000	10,098,090

		40,416,610

Electric Utilities 1.0%
Indiana Michigan Power Co., 7.00%, 03/15/19	10,000,000	11,210,780
ITC Holdings Corp., 6.05%, 01/31/18(a)	6,500,000	6,848,693

		18,059,473

Energy Equipment & Services 3.9%
Rowan Cos., Inc., 5.00%, 09/01/17	30,275,000	30,464,219
Schlumberger Investment SA, 1.25%, 08/01/17(a)	10,000,000	10,000,480
SESI LLC, 6.38%, 05/01/19	11,270,000	11,185,475
Transocean, Inc., 3.75%, 10/15/17(d)	21,500,000	21,607,500

		73,257,674

Equity Real Estate Investment Trusts (REITs) 2.0%
Equity Commonwealth, 6.25%, 06/15/17	3,500,000	3,529,652
Highwoods Realty LP, 5.85%, 03/15/17	5,200,000	5,293,449
Prologis LP, 2.75%, 02/15/19(d)	10,000,000	10,232,160
WEA Finance LLC/Westfield UK & Europe Finance plc, 1.75%, 09/15/17(a)	10,000,000	10,018,110
2.70%, 09/17/19(a)	7,000,000	7,176,498

		36,249,869

Food & Staples Retailing 0.5%
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	9,500,000	9,789,579

Food Products 2.7%
ConAgra Foods, Inc., 1.90%, 01/25/18	17,090,000	17,190,216
2.10%, 03/15/18	3,959,000	3,990,561
4.95%, 08/15/20	703,000	763,396
Kraft Heinz Foods Co., 2.00%, 07/02/18	15,000,000	15,138,390
Tyson Foods, Inc., 2.65%, 08/15/19	12,000,000	12,304,752

		49,387,315

Gas Utilities 0.7%
DCP Midstream Operating LP, 2.50%, 12/01/17	13,000,000	12,935,000

Health Care Equipment & Supplies 0.9%
Becton, Dickinson and Co., 2.68%, 12/15/19	7,000,000	7,228,970
Boston Scientific Corp., 2.65%, 10/01/18	10,000,000	10,228,920

		17,457,890

Health Care Providers & Services 1.9%
Dignity Health, 2.64%, 11/01/19	6,000,000	6,176,676
Express Scripts Holding Co., 3.30%, 02/25/21(d)	3,000,000	3,152,868
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	10,000,000	10,188,950
McKesson Corp., 1.29%, 03/10/17	15,000,000	15,011,865

		34,530,359

Household Durables 0.8%
Newell Brands, Inc., 2.60%, 03/29/19	10,000,000	10,224,400
3.15%, 04/01/21	5,000,000	5,209,315

		15,433,715

Industrial Conglomerates 0.3%
General Electric Co., 0.99%, 02/15/17(b)(d)	5,000,000	5,003,685

Insurance 2.1%
Metropolitan Life Global Funding I, 1.50%, 01/10/18(a)	5,000,000	5,013,725
1.19%, 09/14/18(a)(b)	15,000,000	14,986,545
2.30%, 04/10/19(a)	7,000,000	7,135,555
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19(a)	11,500,000	11,849,485

		38,985,310

Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc., 1.30%, 02/01/17	17,000,000	17,034,731

Machinery 0.3%
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 05/01/20	5,000,000	5,095,265

Media 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 07/23/20(a)	10,000,000	10,451,980

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
Cox Communications, Inc., 5.88%, 12/01/16(a)	$5,000,000	$5,034,970
NBCUniversal Enterprise, Inc., 1.37%, 04/15/18(a)(b)	10,000,000	10,069,180

		25,556,130

Metals & Mining 1.0%
Glencore Canada Corp., 5.50%, 06/15/17	8,000,000	8,180,000
Glencore Finance Canada Ltd., 3.60%, 01/15/17(a)	5,000,000	5,006,000
Glencore Funding LLC, 2.50%, 01/15/19(a)	5,000,000	4,988,000

		18,174,000

Oil, Gas & Consumable Fuels 5.1%
BG Energy Capital plc, 2.88%, 10/15/16(a)	5,000,000	5,002,520
BP Capital Markets plc, 1.38%, 11/06/17	5,000,000	5,000,470
1.49%, 09/26/18(b)	10,000,000	10,046,600
Enbridge Energy Partners LP, 5.88%, 12/15/16	8,745,000	8,810,754
Series B, 6.50%, 04/15/18	7,700,000	8,169,045
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21	13,000,000	14,184,703
Murphy Oil Corp., 3.50%, 12/01/17(d)	34,500,000	35,098,506
Nexen Energy ULC, 5.65%, 05/15/17	2,000,000	2,048,868
Spectra Energy Partners LP, 2.95%, 09/25/18	5,500,000	5,599,517

		93,960,983

Pharmaceuticals 1.1%
Actavis Funding SCS, 3.45%, 03/15/22	10,000,000	10,498,380
Forest Laboratories LLC, 4.88%, 02/15/21(a)	2,000,000	2,220,932
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	8,500,000	8,467,946

		21,187,258

Road & Rail 0.2%
ERAC USA Finance LLC, 2.75%, 03/15/17(a)	3,000,000	3,019,149
6.38%, 10/15/17(a)	1,505,000	1,577,088

		4,596,237

Trading Companies & Distributors 1.1%
GATX Corp., 1.25%, 03/04/17	5,445,000	5,441,276
2.38%, 07/30/18	5,000,000	5,050,455
2.60%, 03/30/20(d)	9,000,000	9,119,304

		19,611,035

Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc., 5.25%, 09/01/18	8,000,000	8,110,000

Total Corporate Bonds (cost $1,069,151,581)		1,077,077,462

Loan Participations 1.4%

	Principal Amount	Market Value
Health Care Providers & Services 0.2%
Community Health Systems, Inc., 1st Lien Tranche G Term Loan, 3.75%, 12/31/19(b)	1,040,516	1,020,444
Community Health Systems, Inc., 1st Lien Tranche H Term Loan, 4.00%, 01/27/21(b)	1,914,522	1,878,146

		2,898,590

Health Care Technology 0.3%
Advanced Computer, 1st Lien Tranche B Term Loan, 6.50%, 01/31/22	5,243,459	4,994,394

IT Services 0.3%
First Data Corp., 1st Lien Tranche B Term Loan, 4.28%, 07/08/22	5,750,000	5,780,188

Pharmaceuticals 0.1%
Valeant Pharmaceuticals International, Inc., 1st Lien Tranche B Term Loan, 5.25%, 08/05/20	2,000,000	2,003,120

Software 0.5%
TIBCO Software, Inc., 1st Lien Tranche B Term Loan, 6.50%, 12/04/20	9,850,000	9,696,931

Total Loan Participation (cost $25,268,970)		25,373,223

Mortgage-Backed Securities 0.2%

	Principal Amount	Market Value
FHLMC Non Gold Pool
Pool# 1Q0648 2.49%, 06/01/37(b)	1,148,456	1,206,203
Pool# 1B3601 2.83%, 10/01/37(b)	436,855	460,545
FNMA Pool
Pool# 747271 3.13%, 07/01/34(b)	1,239,904	1,299,115
Pool# 886345 2.85%, 08/01/36(b)	73,621	74,600
Pool# 893776 2.89%, 09/01/36(b)	15,872	15,940

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# 949691 5.88%, 09/01/37(b)	$253,193	$254,474

Total Mortgage-Backed Securities (cost $3,243,206)		3,310,877

Municipal Bond 0.4%

	Principal Amount	Market Value
New Jersey 0.4%
New Jersey Transportation Trust Fund Authority, RB, Series B, 1.76%, 12/15/18	8,000,000	7,869,200

Total Municipal Bond (cost $8,000,000)		7,869,200

Securities Lending Reinvestments 0.5%

	Principal Amount	Market Value
Repurchase Agreements 0.5%
Bank of America NA, 0.50%, dated 09/30/16, due 10/03/16, repurchase price $3,000,125, collateralized by a U.S. Government AgencySecurity, 3.00%, maturing 04/01/45; total market value $3,060,000.(e)	3,000,000	3,000,000
BNP Paribas Securities Corp., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $1,000,042, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 02/23/17 - 08/20/46; total market value $1,020,001.(e)	1,000,000	1,000,000
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $166,209, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $169,527.(e)	166,203	166,203
Natixis New York Branch, 0.70%, dated 09/30/16, due 10/03/16, repurchase price $1,500,088, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.13%, maturing 02/28/17 - 03/16/50; total market value $1,530,089.(e)	1,500,000	1,500,000
Nomura Securities International, Inc., 0.52%, dated 09/30/16, due 10/03/16, repurchase price $1,500,065, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 6.50%, maturing 05/01/18 - 05/01/47; total market value $1,530,000.(e)	1,500,000	1,500,000
RBS Securities, Inc., 0.32%, dated 09/21/16, due 10/05/16, repurchase price $3,000,373, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 1.75%, maturing 03/31/18 - 05/15/23; total market value $3,060,117.(e)	3,000,000	3,000,000

Total Securities Lending Reinvestments (cost $10,166,203)		10,166,203

U.S. Treasury Obligations 5.6%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/17(f)	48,500,000	51,526,057
U.S. Treasury Notes 0.75%, 02/28/18(d)	20,000,000	20,006,240
1.38%, 04/30/21(d)	10,000,000	10,104,690
2.00%, 08/15/25(d)	15,000,000	15,522,660
2.25%, 11/15/25	6,000,000	6,333,750

Total U.S. Treasury Obligations (cost $102,656,842)		103,493,397

Total Investments (cost $1,839,667,905)(g) — 99.2%		1,842,918,627
Other assets in excess of liabilities — 0.8%		14,769,712

NET ASSETS — 100.0%		$1,857,688,339

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Short Term Bond Fund (Continued)

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2016 was $733,589,238 which represents 39.49% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2016. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2016.
(d)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $58,010,918 which was collateralized by repurchase agreements with a total value of $10,166,203 and $49,586,885 of collateral in the form of U.S. Government Treasury and Agency securities, interest rates ranging from 0.00%-8.13%, and maturity dates ranging from 10/14/16-09/20/66, a total value of $ 59,753,088.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $10,166,203.
(f)	Principal amounts are not adjusted for inflation.
(g)	At September 30, 2016, the tax basis cost of the Fund’s investments was $1,839,667,905, tax unrealized appreciation and depreciation were $11,992,939 and $(8,742,217), respectively.

ACB	Agricultural Credit Bank
BV	Private Limited Liability Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
plc	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
SA	Stock Company
ULC	Unlimited Liability Company

At September 30, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
328	U.S. Treasury Long Bond	12/20/16	$55,155,250	$(216,941)

At September 30, 2016, the Fund has $1,230,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Short Term Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$472,607,902	$—	$472,607,902
Collateralized Mortgage Obligations	—	36,401,986	—	36,401,986
Commercial Mortgage-Backed Securities	—	106,618,377	—	106,618,377
Corporate Bonds	—	1,077,077,462	—	1,077,077,462
Loan Participations	—	25,373,223	—	25,373,223
Mortgage-Backed Securities	—	3,310,877	—	3,310,877
Municipal Bond	—	7,869,200	—	7,869,200
Securities Lending Reinvestments	—	10,166,203	—	10,166,203
U.S. Treasury Obligations	—	103,493,397	—	103,493,397

Total Assets	$—	$1,842,918,627	$—	$1,842,918,627

Liabilities:
Futures Contracts	$(216,941)	$—	$—	$(216,941)

Total Liabilities	$(216,941)	$—	$—	$(216,941)

Total	$(216,941)	$1,842,918,627	$—	$1,842,701,686

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Short Term Bond Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(216,941)

Total		$(216,941)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 97.0%

	Shares	Market Value
Aerospace & Defense 1.5%
AAR Corp.	9,141	$286,296
Aerojet Rocketdyne Holdings, Inc.*	16,710	293,762
Aerovironment, Inc.*	5,686	138,795
Astronics Corp.*	5,431	244,666
Cubic Corp.	7,055	330,245
Curtiss-Wright Corp.	12,009	1,094,140
DigitalGlobe, Inc.*	17,622	484,605
Ducommun, Inc.*	2,785	63,609
Engility Holdings, Inc.*	5,128	161,532
Esterline Technologies Corp.*	8,277	629,383
KEYW Holding Corp. (The)*(a)	9,906	109,362
KLX, Inc.*	14,744	518,989
Kratos Defense & Security Solutions, Inc.*(a)	12,875	88,709
Mercury Systems, Inc.*	11,037	271,179
Moog, Inc., Class A*	8,955	533,181
National Presto Industries, Inc.	1,406	123,433
Sparton Corp.*	2,826	74,211
TASER International, Inc.*(a)	14,401	412,013
Teledyne Technologies, Inc.*	9,394	1,013,894
Triumph Group, Inc.(a)	13,698	381,900
Vectrus, Inc.*	2,935	44,700

		7,298,604

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	12,883	184,871
Atlas Air Worldwide Holdings, Inc.*	6,934	296,914
Echo Global Logistics, Inc.*	8,039	185,379
Forward Air Corp.	8,317	359,793
Hub Group, Inc., Class A*	9,335	380,495
Park-Ohio Holdings Corp.	2,368	86,314
Radiant Logistics, Inc.*	8,274	23,498
XPO Logistics, Inc.*	27,296	1,000,944

		2,518,208

Airlines 0.4%
Allegiant Travel Co.	3,697	488,263
Hawaiian Holdings, Inc.*	14,707	714,760
SkyWest, Inc.	13,241	349,695
Virgin America, Inc.*	5,412	289,596

		1,842,314

Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	21,563	371,315
Cooper Tire & Rubber Co.	14,934	567,791
Cooper-Standard Holding, Inc.*	4,146	409,625
Dana Holding Corp.	40,454	630,678
Dorman Products, Inc.*	7,356	470,048
Drew Industries, Inc.	6,500	637,130
Federal-Mogul Holdings Corp.*	9,018	86,663
Fox Factory Holding Corp.*	6,206	142,552
Gentherm, Inc.*	10,179	319,824
Horizon Global Corp.*	5,196	103,556
Metaldyne Performance Group, Inc.	4,191	66,427
Modine Manufacturing Co.*	12,816	151,998
Motorcar Parts of America, Inc.*	5,104	146,893
Spartan Motors, Inc.	8,974	85,971
Standard Motor Products, Inc.	5,973	285,270
Stoneridge, Inc.*	7,611	140,042
Strattec Security Corp.	906	31,982
Superior Industries International, Inc.	6,985	203,683
Tenneco, Inc.*	15,376	895,960
Tower International, Inc.	5,577	134,406
Unique Fabricating, Inc.(a)	1,743	21,334
Workhorse Group, Inc.*(a)	3,045	22,046

		5,925,194

Automobiles 0.0%†
Winnebago Industries, Inc.	7,716	181,866

Banks 9.5%
1st Source Corp.	4,302	153,560
Access National Corp.	1,913	45,721
ACNB Corp.(a)	1,607	42,714
Allegiance Bancshares, Inc.*	3,022	81,594
American National Bankshares, Inc.	2,274	63,558
Ameris Bancorp	9,503	332,130
Ames National Corp.(a)	2,444	67,601
Arrow Financial Corp.	3,012	98,875
Atlantic Capital Bancshares, Inc.*(a)	4,688	70,226
Banc of California, Inc.	13,734	239,796
BancFirst Corp.	2,176	157,782
Banco Latinoamericano de Comercio Exterior SA, Class E	8,486	239,135
Bancorp, Inc. (The)*	8,739	56,104
BancorpSouth, Inc.	24,240	562,368
Bank of Marin Bancorp	1,736	86,331
Bank of the Ozarks, Inc.	24,455	939,072
Bankwell Financial Group, Inc.(a)	1,587	37,596
Banner Corp.	8,355	365,448
Bar Harbor Bankshares	1,674	61,469
Berkshire Hills Bancorp, Inc.	8,423	233,401
Blue Hills Bancorp, Inc.	7,613	114,347
BNC Bancorp	10,540	256,333
Boston Private Financial Holdings, Inc.	23,349	299,568
Bridge Bancorp, Inc.	4,665	133,372
Brookline Bancorp, Inc.	19,616	239,119
Bryn Mawr Bank Corp.	4,819	154,160
BSB Bancorp, Inc.*	2,147	50,304
C&F Financial Corp.(a)	874	37,652
California First National Bancorp	598	8,348
Camden National Corp.	2,833	135,247
Capital Bank Financial Corp., Class A	5,665	181,903
Capital City Bank Group, Inc.	2,753	40,662
Cardinal Financial Corp.	8,629	225,131
Carolina Financial Corp.(a)	2,779	62,083
Cascade Bancorp*	8,014	48,565
Cathay General Bancorp(a)	20,803	640,316
CenterState Banks, Inc.	12,919	229,054
Central Pacific Financial Corp.	8,375	210,966
Central Valley Community Bancorp(a)	2,318	36,763
Century Bancorp, Inc., Class A	910	41,241
Chemical Financial Corp.	18,107	799,062
Chemung Financial Corp.(a)	836	24,236
Citizens & Northern Corp.	3,378	74,215
City Holding Co.	4,156	209,005
CNB Financial Corp.	3,937	83,307
CoBiz Financial, Inc.	10,320	137,359
Codorus Valley Bancorp, Inc.	2,105	46,057
Columbia Banking System, Inc.	16,194	529,868
Community Bank System, Inc.	12,015	578,042
Community Trust Bancorp, Inc.	4,147	153,895
CommunityOne Bancorp*(a)	3,153	43,638
ConnectOne Bancorp, Inc.	8,044	145,275

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
County Bancorp, Inc.	1,252	$25,053
CU Bancorp*	4,343	99,064
Customers Bancorp, Inc.*	7,174	180,498
CVB Financial Corp.	28,350	499,243
Eagle Bancorp, Inc.*(a)	8,546	421,574
Enterprise Bancorp, Inc.(a)	2,060	57,680
Enterprise Financial Services Corp.	5,719	178,719
Equity Bancshares, Inc., Class A*	1,403	36,394
Farmers Capital Bank Corp.	2,041	60,495
Farmers National Banc Corp.	6,485	69,908
FCB Financial Holdings, Inc., Class A*	8,377	321,928
Fidelity Southern Corp.	5,879	108,115
Financial Institutions, Inc.	3,863	104,726
First Bancorp	5,342	105,718
First BanCorp*	31,194	162,209
First Bancorp, Inc.	2,787	66,804
First Busey Corp.	8,656	195,626
First Business Financial Services, Inc.	2,289	53,792
First Citizens BancShares, Inc., Class A	2,102	617,757
First Commonwealth Financial Corp.	25,153	253,794
First Community Bancshares, Inc.	4,276	106,045
First Community Financial Partners, Inc.*(a)	3,456	32,901
First Connecticut Bancorp, Inc.	4,430	78,810
First Financial Bancorp	17,192	375,473
First Financial Bankshares, Inc.	17,632	642,510
First Financial Corp.	2,978	121,145
First Financial Northwest, Inc.	2,407	34,107
First Foundation, Inc.*	3,657	90,218
First Internet Bancorp(a)	1,441	33,273
First Interstate BancSystem, Inc., Class A	5,591	176,172
First Merchants Corp.	11,389	304,656
First Mid-Illinois Bancshares, Inc.	1,479	40,318
First Midwest Bancorp, Inc.	22,434	434,322
First NBC Bank Holding Co.*	4,156	39,233
First Northwest Bancorp*(a)	3,028	40,848
First of Long Island Corp. (The)	3,963	131,373
Flushing Financial Corp.	7,882	186,961
FNB Corp.	58,569	720,399
Franklin Financial Network, Inc.*	2,617	97,876
Fulton Financial Corp.	47,302	686,825
German American Bancorp, Inc.	4,101	159,652
Glacier Bancorp, Inc.(a)	21,253	606,136
Great Southern Bancorp, Inc.	2,859	116,361
Great Western Bancorp, Inc.	16,474	548,914
Green Bancorp, Inc.*	5,608	61,295
Guaranty Bancorp	3,849	68,705
Hampton Roads Bankshares, Inc.*	16,852	38,928
Hancock Holding Co.	21,472	696,337
Hanmi Financial Corp.	8,770	231,002
HarborOne Bancorp, Inc.*	4,049	63,812
Heartland Financial USA, Inc.	6,112	220,460
Heritage Commerce Corp.	7,211	78,888
Heritage Financial Corp.	8,051	144,515
Heritage Oaks Bancorp	6,967	57,129
Hilltop Holdings, Inc.*	20,919	469,841
Home BancShares, Inc.	33,751	702,358
HomeTrust Bancshares, Inc.*	5,226	96,681
Hope Bancorp, Inc.	36,098	627,022
Horizon Bancorp	3,285	96,513
IBERIABANK Corp.	11,424	766,779
Independent Bank Corp.(a)	13,472	496,794
Independent Bank Group, Inc.	3,095	136,706
International Bancshares Corp.	15,280	455,038
Investors Bancorp, Inc.	81,344	976,941
Lakeland Bancorp, Inc.	11,202	157,276
Lakeland Financial Corp.	6,722	238,093
LCNB Corp.(a)	2,273	41,414
LegacyTexas Financial Group, Inc.	12,401	392,244
Live Oak Bancshares, Inc.	5,335	76,931
Macatawa Bank Corp.	6,993	55,874
MainSource Financial Group, Inc.	6,425	160,304
MB Financial, Inc.	20,449	777,880
MBT Financial Corp.	4,782	43,277
Mercantile Bank Corp.	4,624	124,154
Merchants Bancshares, Inc.	1,590	51,500
Middleburg Financial Corp.(a)	1,260	35,633
Midland States Bancorp, Inc.	1,029	26,075
MidWestOne Financial Group, Inc.	2,306	70,033
MutualFirst Financial, Inc.(a)	1,336	37,047
National Bank Holdings Corp., Class A	6,272	146,577
National Bankshares, Inc.(a)	1,824	67,087
National Commerce Corp.*	2,346	63,483
NBT Bancorp, Inc.	11,948	392,731
Nicolet Bankshares, Inc.*	2,141	82,107
Northrim BanCorp, Inc.	1,811	46,633
OFG Bancorp	12,036	121,684
Old Line Bancshares, Inc.	2,240	44,195
Old National Bancorp	36,984	519,995
Old Second Bancorp, Inc.	7,582	63,006
Opus Bank	4,796	169,635
Orrstown Financial Services, Inc.	1,882	37,170
Pacific Continental Corp.	5,049	84,924
Pacific Mercantile Bancorp*	4,032	29,716
Pacific Premier Bancorp, Inc.*	7,669	202,922
Park National Corp.	3,718	356,928
Park Sterling Corp.	14,601	118,560
Peapack Gladstone Financial Corp.	4,175	93,562
Penns Woods Bancorp, Inc.(a)	1,365	60,688
Peoples Bancorp, Inc.	4,752	116,852
Peoples Financial Services Corp.(a)	2,067	84,251
People’s Utah Bancorp	3,544	72,120
Pinnacle Financial Partners, Inc.	12,015	649,771
Preferred Bank	3,363	120,227
Premier Financial Bancorp, Inc.(a)	2,258	38,702
PrivateBancorp, Inc.	21,637	993,571
Prosperity Bancshares, Inc.	18,178	997,790
QCR Holdings, Inc.	3,351	106,361
Renasant Corp.	11,407	383,617
Republic Bancorp, Inc., Class A	2,583	80,280
Republic First Bancorp, Inc.*	8,832	36,300
S&T Bancorp, Inc.	9,346	270,941
Sandy Spring Bancorp, Inc.	6,722	205,559
Seacoast Banking Corp. of Florida*	8,244	132,646
ServisFirst Bancshares, Inc.	6,441	334,352
Shore Bancshares, Inc.	3,340	39,345
Sierra Bancorp	3,285	61,627
Simmons First National Corp., Class A	8,269	412,623
South State Corp.	6,671	500,592
Southern First Bancshares, Inc.*	1,549	42,721

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
Southern National Bancorp of Virginia, Inc.	2,964	$38,680
Southside Bancshares, Inc.	6,838	220,047
Southwest Bancorp, Inc.	4,871	92,500
State Bank Financial Corp.	9,857	224,937
Sterling Bancorp	35,352	618,660
Stock Yards Bancorp, Inc.	5,872	193,541
Stonegate Bank	3,218	108,608
Suffolk Bancorp	3,052	106,118
Summit Financial Group, Inc.(a)	2,203	42,209
Sun Bancorp, Inc.	2,916	67,243
Texas Capital Bancshares, Inc.*	12,895	708,193
Tompkins Financial Corp.	3,801	290,434
Towne Bank	15,566	374,051
TriCo Bancshares	6,032	161,477
TriState Capital Holdings, Inc.*	6,098	98,483
Triumph Bancorp, Inc.*	4,389	87,078
Trustmark Corp.	18,952	522,317
UMB Financial Corp.	12,504	743,363
Umpqua Holdings Corp.	61,642	927,712
Union Bankshares Corp.	12,239	327,638
Union Bankshares, Inc.(a)	1,022	34,809
United Bankshares, Inc.(a)	18,031	679,228
United Community Banks, Inc.	19,464	409,133
Univest Corp. of Pennsylvania	6,511	152,097
Valley National Bancorp	68,961	670,991
Veritex Holdings, Inc.*	2,214	38,501
Washington Trust Bancorp, Inc.(a)	4,200	168,924
WashingtonFirst Bankshares, Inc.	2,197	54,068
Webster Financial Corp.	25,190	957,472
WesBanco, Inc.	11,330	372,530
West Bancorporation, Inc.	4,176	81,850
Westamerica Bancorp(a)	6,825	347,256
Wintrust Financial Corp.	13,875	771,034
Yadkin Financial Corp.	13,938	366,430

		47,540,141

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*(a)	2,412	374,487
Coca-Cola Bottling Co. Consolidated	1,321	195,719
Craft Brew Alliance, Inc.*	3,365	63,363
MGP Ingredients, Inc.(a)	3,493	141,536
National Beverage Corp.*(a)	3,274	144,220
Primo Water Corp.*	5,761	69,881

		989,206

Biotechnology 5.3%
Acceleron Pharma, Inc.*	7,640	276,492
Achillion Pharmaceuticals, Inc.*	33,092	268,045
Acorda Therapeutics, Inc.*	12,015	250,873
Adamas Pharmaceuticals, Inc.*(a)	4,643	76,192
Aduro Biotech, Inc.*(a)	9,793	121,727
Advaxis, Inc.*(a)	10,124	108,226
Adverum Biotechnologies, Inc.*	7,159	29,423
Agenus, Inc.*(a)	20,611	147,987
Aimmune Therapeutics, Inc.*(a)	7,225	108,375
Akebia Therapeutics, Inc.*	10,055	90,998
Alder Biopharmaceuticals, Inc.*(a)	13,051	427,681
AMAG Pharmaceuticals, Inc.*(a)	9,744	238,825
Amicus Therapeutics, Inc.*	39,044	288,926
Anavex Life Sciences Corp.*(a)	8,989	32,630
Anthera Pharmaceuticals, Inc.*(a)	10,429	32,851
Applied Genetic Technologies Corp.*	3,500	34,230
Aptevo Therapeutics, Inc.*	4,536	11,612
Ardelyx, Inc.*	8,400	108,696
Arena Pharmaceuticals, Inc.*(a)	71,206	124,610
Argos Therapeutics, Inc.*	4,994	24,820
ARIAD Pharmaceuticals, Inc.*	49,362	675,766
Array BioPharma, Inc.*	40,168	271,134
Arrowhead Pharmaceuticals, Inc.*(a)	16,741	123,046
Asterias Biotherapeutics, Inc.*(a)	5,899	25,012
Atara Biotherapeutics, Inc.*(a)	6,439	137,730
Athersys, Inc.*(a)	20,492	43,648
Avexis, Inc.*	1,360	56,046
Axovant Sciences Ltd.*(a)	6,758	94,612
Bellicum Pharmaceuticals, Inc.*(a)	5,758	114,584
BioCryst Pharmaceuticals, Inc.*(a)	19,729	87,005
BioSpecifics Technologies Corp.*	1,611	73,574
BioTime, Inc.*(a)	17,255	67,294
Bluebird Bio, Inc.*(a)	10,316	699,218
Blueprint Medicines Corp.*	5,528	164,182
Cara Therapeutics, Inc.*(a)	6,252	52,204
Celldex Therapeutics, Inc.*(a)	26,515	107,121
Cellular Biomedicine Group, Inc.*(a)	3,335	48,357
Cepheid*	20,299	1,069,554
ChemoCentryx, Inc.*	7,176	43,343
Chimerix, Inc.*	12,001	66,486
Cidara Therapeutics, Inc.*(a)	2,847	32,598
Clovis Oncology, Inc.*(a)	8,788	316,807
Coherus Biosciences, Inc.*(a)	8,168	218,739
Concert Pharmaceuticals, Inc.*	4,880	49,337
Corvus Pharmaceuticals, Inc.*(a)	848	13,950
Curis, Inc.*(a)	31,205	81,445
Cytokinetics, Inc.*(a)	9,089	83,437
CytomX Therapeutics, Inc.*(a)	5,523	86,601
CytRx Corp.*(a)	34,418	20,248
Dimension Therapeutics, Inc.*(a)	3,203	25,592
Dynavax Technologies Corp.*(a)	10,987	115,254
Eagle Pharmaceuticals, Inc.*(a)	2,481	173,670
Edge Therapeutics, Inc.*(a)	4,378	45,575
Editas Medicine, Inc.*(a)	2,152	29,009
Eiger BioPharmaceuticals, Inc.*	902	12,078
Emergent BioSolutions, Inc.*	9,073	286,072
Enanta Pharmaceuticals, Inc.*(a)	4,396	116,978
Epizyme, Inc.*	11,075	108,978
Esperion Therapeutics, Inc.*	4,231	58,599
Exact Sciences Corp.*(a)	29,166	541,613
Exelixis, Inc.*	63,447	811,487
FibroGen, Inc.*	14,574	301,682
Five Prime Therapeutics, Inc.*	7,538	395,670
Flexion Therapeutics, Inc.*	6,581	128,593
Fortress Biotech, Inc.*(a)	8,817	26,186
Foundation Medicine, Inc.*(a)	3,716	86,769
Galena Biopharma, Inc.*(a)	53,216	18,642
Genomic Health, Inc.*	5,202	150,442
Geron Corp.*(a)	41,861	94,606
Global Blood Therapeutics, Inc.*	4,616	106,399
GlycoMimetics, Inc.*	2,671	19,098
Halozyme Therapeutics, Inc.*(a)	30,372	366,894
Heron Therapeutics, Inc.*(a)	8,820	151,969
Idera Pharmaceuticals, Inc.*(a)	23,249	59,517
Ignyta, Inc.*	7,986	50,232
Immune Design Corp.*	4,035	30,585

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
ImmunoGen, Inc.*(a)	24,719	$66,247
Immunomedics, Inc.*(a)	26,244	85,293
Infinity Pharmaceuticals, Inc.*	13,146	20,508
Inotek Pharmaceuticals Corp.*(a)	4,664	44,215
Inovio Pharmaceuticals, Inc.*(a)	18,598	173,333
Insmed, Inc.*	17,592	255,436
Insys Therapeutics, Inc.*(a)	6,371	75,114
Intellia Therapeutics, Inc.*(a)	1,935	32,934
Invitae Corp.*(a)	6,055	53,042
Ironwood Pharmaceuticals, Inc.*	36,123	573,633
Karyopharm Therapeutics, Inc.*	6,213	60,452
Keryx Biopharmaceuticals, Inc.*(a)	22,146	117,595
Kite Pharma, Inc.*(a)	10,931	610,606
La Jolla Pharmaceutical Co.*	4,049	96,326
Lexicon Pharmaceuticals, Inc.*(a)	11,314	204,444
Ligand Pharmaceuticals, Inc.*(a)	5,328	543,776
Lion Biotechnologies, Inc.*(a)	14,975	123,244
Loxo Oncology, Inc.*	3,689	96,578
MacroGenics, Inc.*	8,877	265,511
MannKind Corp.*(a)	89,649	55,582
Medgenics, Inc.*	7,772	43,290
MediciNova, Inc.*(a)	8,050	60,294
Merrimack Pharmaceuticals, Inc.*(a)	33,992	215,849
MiMedx Group, Inc.*(a)	28,799	247,095
Minerva Neurosciences, Inc.*(a)	5,133	72,452
Mirati Therapeutics, Inc.*(a)	2,955	19,533
Momenta Pharmaceuticals, Inc.*	18,047	210,969
Myriad Genetics, Inc.*	18,888	388,715
NantKwest, Inc.*(a)	4,405	34,271
Natera, Inc.*	7,178	79,748
NewLink Genetics Corp.*	6,291	94,491
Novavax, Inc.*(a)	74,750	155,480
OncoMed Pharmaceuticals, Inc.*(a)	6,473	73,986
Ophthotech Corp.*	8,505	392,336
Organovo Holdings, Inc.*(a)	23,764	90,066
Osiris Therapeutics, Inc.*(a)	4,743	23,525
Otonomy, Inc.*	6,637	120,727
OvaScience, Inc.*	8,587	61,483
PDL BioPharma, Inc.	46,601	156,113
Pfenex, Inc.*	5,077	45,439
PharmAthene, Inc.*	16,865	48,908
Portola Pharmaceuticals, Inc.*	13,758	312,444
Progenics Pharmaceuticals, Inc.*(a)	18,517	117,213
Protagonist Therapeutics, Inc.*	2,101	44,394
Proteostasis Therapeutics, Inc.*	2,345	36,559
Prothena Corp. plc*(a)	9,695	581,409
PTC Therapeutics, Inc.*	8,931	125,123
Puma Biotechnology, Inc.*	6,857	459,762
Radius Health, Inc.*	8,824	477,290
Raptor Pharmaceutical Corp.*	23,708	212,661
REGENXBIO, Inc.*(a)	5,492	76,943
Regulus Therapeutics, Inc.*	10,653	35,155
Repligen Corp.*	9,301	280,797
Retrophin, Inc.*	10,096	225,948
Rigel Pharmaceuticals, Inc.*	24,150	88,630
Sage Therapeutics, Inc.*	8,320	383,136
Sangamo BioSciences, Inc.*(a)	18,555	85,910
Sarepta Therapeutics, Inc.*	11,932	732,744
Seres Therapeutics, Inc.*(a)	4,940	60,713
Sorrento Therapeutics, Inc.*(a)	7,066	54,691
Spark Therapeutics, Inc.*(a)	5,306	318,678
Spectrum Pharmaceuticals, Inc.*	21,288	99,415
Stemline Therapeutics, Inc.*	4,771	51,670
Syndax Pharmaceuticals, Inc.*(a)	1,230	18,647
Synergy Pharmaceuticals, Inc.*(a)	50,457	278,018
Synthetic Biologics, Inc.*	20,314	34,940
T2 Biosystems, Inc.*(a)	3,906	28,279
TESARO, Inc.*(a)	7,498	751,600
TG Therapeutics, Inc.*(a)	11,335	87,733
Tobira Therapeutics, Inc.*	2,573	102,251
Tokai Pharmaceuticals, Inc.*(a)	2,340	3,580
Trevena, Inc.*	12,329	83,221
Trovagene, Inc.*(a)	8,214	36,881
Ultragenyx Pharmaceutical, Inc.*(a)	10,067	714,153
Vanda Pharmaceuticals, Inc.*	10,258	170,693
Versartis, Inc.*	7,489	91,740
Vitae Pharmaceuticals, Inc.*	7,251	151,691
Vital Therapies, Inc.*	6,714	41,090
Voyager Therapeutics, Inc.*	3,197	38,396
vTv Therapeutics, Inc., Class A*	1,753	12,604
XBiotech, Inc.*(a)	4,818	64,850
Xencor, Inc.*	8,937	218,867
Zafgen, Inc.*	6,185	20,472
ZIOPHARM Oncology, Inc.*(a)	33,812	190,362

		26,228,478

Building Products 1.1%
AAON, Inc.	11,315	326,098
Advanced Drainage Systems, Inc.(a)	9,448	227,319
American Woodmark Corp.*	3,862	311,161
Apogee Enterprises, Inc.(a)	7,807	348,895
Armstrong Flooring, Inc.*	6,468	122,116
Builders FirstSource, Inc.*	23,374	269,035
Caesarstone Sdot-Yam Ltd.*	6,602	248,961
Continental Building Products, Inc.*	9,812	205,954
CSW Industrials, Inc.*(a)	3,979	128,880
Gibraltar Industries, Inc.*	8,806	327,143
Griffon Corp.	8,672	147,511
Insteel Industries, Inc.	4,822	174,749
Masonite International Corp.*	8,474	526,829
NCI Building Systems, Inc.*	7,484	109,192
Patrick Industries, Inc.*	4,056	251,148
PGT, Inc.*	13,435	143,351
Ply Gem Holdings, Inc.*	5,643	75,390
Quanex Building Products Corp.	9,106	157,170
Simpson Manufacturing Co., Inc.	11,581	508,985
Trex Co., Inc.*	8,210	482,091
Universal Forest Products, Inc.	5,517	543,369

		5,635,347

Capital Markets 1.3%
Actua Corp.*	10,521	136,247
Arlington Asset Investment Corp., Class A(a)	5,838	86,344
Associated Capital Group, Inc., Class A	1,329	47,126
B. Riley Financial, Inc.(a)	2,472	33,026
BGC Partners, Inc., Class A	60,607	530,311
Calamos Asset Management, Inc., Class A	4,451	30,356
Cohen & Steers, Inc.	5,814	248,549
Cowen Group, Inc., Class A*(a)	29,673	107,713
Diamond Hill Investment Group, Inc.	850	157,072

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
Evercore Partners, Inc., Class A	10,883	$560,583
FBR & Co.	1,588	21,025
Fifth Street Asset Management, Inc.	1,524	8,397
Financial Engines, Inc.(a)	14,903	442,768
GAIN Capital Holdings, Inc.	10,193	62,993
GAMCO Investors, Inc., Class A(a)	1,321	37,609
Greenhill & Co., Inc.	7,800	183,846
Hennessy Advisors, Inc.	780	27,667
Houlihan Lokey, Inc.	3,517	88,101
INTL. FCStone, Inc.*	3,977	154,506
Investment Technology Group, Inc.	8,586	147,164
Janus Capital Group, Inc.	40,086	561,605
KCG Holdings, Inc., Class A*	14,624	227,111
Ladenburg Thalmann Financial Services, Inc.*(a)	28,469	65,763
Manning & Napier, Inc.	3,953	28,027
Medley Management, Inc., Class A	1,744	14,667
Moelis & Co., Class A	5,143	138,295
OM Asset Management plc	11,079	154,109
Oppenheimer Holdings, Inc., Class A	2,648	37,840
Piper Jaffray Cos.*	4,126	199,286
PJT Partners, Inc., Class A	4,897	133,541
Pzena Investment Management, Inc., Class A	4,081	31,424
Safeguard Scientifics, Inc.*	5,652	73,250
Silvercrest Asset Management Group, Inc., Class A	1,804	21,413
Stifel Financial Corp.*	17,921	689,062
Virtu Financial, Inc., Class A	7,001	104,805
Virtus Investment Partners, Inc.(a)	1,546	151,292
Waddell & Reed Financial, Inc., Class A	22,082	401,009
Walter Investment Management Corp.*(a)	5,357	21,749
Westwood Holdings Group, Inc.	2,224	118,117
WisdomTree Investments, Inc.(a)	31,514	324,279

		6,608,047

Chemicals 2.4%
A. Schulman, Inc.	7,987	232,581
AgroFresh Solutions, Inc.*(a)	5,834	30,862
American Vanguard Corp.	7,701	123,678
Balchem Corp.	8,792	681,644
Calgon Carbon Corp.	14,160	214,807
Chase Corp.	1,900	131,328
Chemours Co. (The)	50,996	815,936
Chemtura Corp.*	17,837	585,232
Codexis, Inc.*	8,981	39,876
Ferro Corp.*	23,188	320,226
Flotek Industries, Inc.*(a)	15,066	219,060
FutureFuel Corp.	6,531	73,670
GCP Applied Technologies, Inc.*	19,731	558,782
H.B. Fuller Co.	14,023	651,649
Hawkins, Inc.	2,813	121,887
Ingevity Corp.*	11,875	547,437
Innophos Holdings, Inc.	5,371	209,630
Innospec, Inc.	6,504	395,508
KMG Chemicals, Inc.	2,472	70,032
Koppers Holdings, Inc.*	5,501	177,022
Kraton Performance Polymers, Inc.*	8,090	283,474
Kronos Worldwide, Inc.	5,357	44,409
LSB Industries, Inc.*(a)	6,092	52,269
Minerals Technologies, Inc.	9,698	685,552
Olin Corp.(a)	46,232	948,681
OMNOVA Solutions, Inc.*	11,856	100,065
PolyOne Corp.	23,423	791,932
Quaker Chemical Corp.	3,540	374,992
Rayonier Advanced Materials, Inc.(a)	11,991	160,320
Sensient Technologies Corp.	12,316	933,553
Stepan Co.	5,484	398,467
TerraVia Holdings, Inc.*(a)	19,886	54,686
Trecora Resources*	5,109	58,345
Tredegar Corp.	6,728	125,073
Trinseo SA	8,030	454,177
Tronox Ltd., Class A	17,507	164,040
Valhi, Inc.(a)	4,229	9,727

		11,840,609

Commercial Services & Supplies 2.3%
ABM Industries, Inc.	15,447	613,246
ACCO Brands Corp.*	29,797	287,243
Aqua Metals, Inc.*(a)	2,865	25,384
ARC Document Solutions, Inc.*	10,135	37,905
Brady Corp., Class A	12,807	443,250
Brink’s Co. (The)	12,624	468,098
Casella Waste Systems, Inc., Class A*	11,293	116,318
CECO Environmental Corp.	7,506	84,668
Deluxe Corp.	13,648	911,959
Ennis, Inc.	6,826	115,018
Essendant, Inc.	10,395	213,305
G&K Services, Inc., Class A	5,375	513,259
Healthcare Services Group, Inc.(a)	19,542	773,472
Heritage-Crystal Clean, Inc.*	3,119	41,420
Herman Miller, Inc.	16,747	478,964
HNI Corp.	12,638	502,992
InnerWorkings, Inc.*	10,080	94,954
Interface, Inc.	18,379	306,746
Kimball International, Inc., Class B	10,157	131,432
Knoll, Inc.	13,131	300,043
Matthews International Corp., Class A	8,980	545,625
McGrath RentCorp	6,443	204,308
Mobile Mini, Inc.	12,403	374,571
MSA Safety, Inc.	8,681	503,845
Multi-Color Corp.	3,807	251,262
NL Industries, Inc.*	1,961	7,707
Quad/Graphics, Inc.	8,271	221,001
SP Plus Corp.*	4,846	123,912
Steelcase, Inc., Class A	23,973	332,985
Team, Inc.*	8,159	266,881
Tetra Tech, Inc.	15,975	566,633
TRC Cos., Inc.*	4,186	36,293
UniFirst Corp.	4,127	544,186
US Ecology, Inc.	6,013	269,623
Viad Corp.	5,749	211,966
VSE Corp.	2,284	77,633
West Corp.	12,305	271,694

		11,269,801

Communications Equipment 1.8%
ADTRAN, Inc.	13,975	267,481
Aerohive Networks, Inc.*	5,703	34,731
Applied Optoelectronics, Inc.*(a)	4,371	97,080
Bel Fuse, Inc., Class B	2,621	63,271
Black Box Corp.	4,406	61,243
CalAmp Corp.*	10,266	143,211

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Communications Equipment (continued)
Calix, Inc.*	11,490	$84,451
Ciena Corp.*	38,336	835,725
Clearfield, Inc.*(a)	3,126	58,769
Comtech Telecommunications Corp.	6,358	81,446
Digi International, Inc.*	7,137	81,362
EMCORE Corp.	6,885	39,244
Extreme Networks, Inc.*	26,945	120,983
Finisar Corp.*	29,995	893,851
Harmonic, Inc.*(a)	21,548	127,780
Infinera Corp.*	39,166	353,669
InterDigital, Inc.	9,609	761,033
Ixia*	17,028	212,850
KVH Industries, Inc.*	4,158	36,632
Lumentum Holdings, Inc.*	14,053	586,994
NETGEAR, Inc.*	8,885	537,454
NetScout Systems, Inc.*	24,715	722,914
Oclaro, Inc.*	30,446	260,313
Plantronics, Inc.	9,253	480,786
ShoreTel, Inc.*	18,688	149,504
Silicom Ltd.	1,530	63,342
Sonus Networks, Inc.*	13,372	104,034
Ubiquiti Networks, Inc.*(a)	7,263	388,571
ViaSat, Inc.*	12,235	913,343
Viavi Solutions, Inc.*	65,311	482,648

		9,044,715

Construction & Engineering 0.9%
Aegion Corp.*	9,949	189,727
Ameresco, Inc., Class A*	5,325	28,009
Argan, Inc.	3,733	220,956
Comfort Systems USA, Inc.	10,342	303,124
Dycom Industries, Inc.*	8,533	697,829
EMCOR Group, Inc.	16,454	980,987
Granite Construction, Inc.	11,023	548,284
Great Lakes Dredge & Dock Corp.*	15,929	55,751
HC2 Holdings, Inc.*(a)	8,990	48,996
IES Holdings, Inc.*	2,101	37,377
Layne Christensen Co.*(a)	4,763	40,533
MasTec, Inc.*(a)	18,398	547,157
MYR Group, Inc.*	3,555	107,006
NV5 Global, Inc.*	2,045	66,074
Orion Group Holdings Ltd.*	7,318	50,128
Primoris Services Corp.	11,201	230,741
Tutor Perini Corp.*	10,615	227,904

		4,380,583

Construction Materials 0.2%
Headwaters, Inc.*	20,446	345,946
Summit Materials, Inc., Class A*	21,476	398,380
United States Lime & Minerals, Inc.	505	33,330
US Concrete, Inc.*	4,058	186,932

		964,588

Consumer Finance 0.5%
Encore Capital Group, Inc.*(a)	6,729	151,268
Enova International, Inc.*	7,648	74,033
EZCORP, Inc., Class A*	14,150	156,499
First Cash Financial Services, Inc.	13,125	617,925
Green Dot Corp., Class A*	11,888	274,137
LendingClub Corp.*(a)	91,739	566,947
Nelnet, Inc., Class A	5,728	231,239
PRA Group, Inc.*	12,889	445,186
Regional Management Corp.*	2,849	61,681
World Acceptance Corp.*	1,854	90,920

		2,669,835

Containers & Packaging 0.2%
AEP Industries, Inc.	1,052	115,057
Greif, Inc., Class A	7,243	359,180
Greif, Inc., Class B(a)	1,533	92,885
Multi Packaging Solutions International Ltd.*	5,949	85,725
Myers Industries, Inc.	6,562	85,241
UFP Technologies, Inc.*	1,714	45,421

		783,509

Distributors 0.1%
Core-Mark Holding Co., Inc.	12,800	458,240
Weyco Group, Inc.	1,702	45,733

		503,973

Diversified Consumer Services 0.9%
American Public Education, Inc.*	4,374	86,649
Apollo Education Group, Inc.*	23,949	190,395
Ascent Capital Group, Inc., Class A*	2,919	67,633
Bridgepoint Education, Inc.*	4,405	30,262
Bright Horizons Family Solutions, Inc.*	11,905	796,325
Cambium Learning Group, Inc.*	3,042	16,518
Capella Education Co.	3,137	182,072
Career Education Corp.*	19,007	129,058
Carriage Services, Inc.	4,110	97,202
Chegg, Inc.*(a)	22,224	157,568
Collectors Universe, Inc.	1,897	35,151
DeVry Education Group, Inc.	17,223	397,162
Grand Canyon Education, Inc.*	12,606	509,156
Houghton Mifflin Harcourt Co.*	34,602	464,013
K12, Inc.*	9,167	131,546
Liberty Tax, Inc., Class A	1,424	18,199
LifeLock, Inc.*	23,743	401,732
Regis Corp.*	10,370	130,144
Sotheby’s*(a)	13,309	506,008
Strayer Education, Inc.*	2,962	138,266
Weight Watchers International, Inc.*(a)	7,962	82,168

		4,567,227

Diversified Financial Services 0.1%
BBX Capital Corp., Class A*(a)	705	14,544
FNFV Group*	18,624	232,427
Marlin Business Services Corp.	2,190	42,442
NewStar Financial, Inc.*	6,742	65,465
On Deck Capital, Inc.*(a)	13,137	74,881
PICO Holdings, Inc.*	6,649	78,392
Tiptree Financial, Inc., Class A	7,682	45,631

		553,782

Diversified Telecommunication Services 0.6%
Atlantic Tele-Network, Inc.	2,989	194,405
Cincinnati Bell, Inc.*	59,047	240,912
Cogent Communications Holdings, Inc.	11,632	428,174
Consolidated Communications Holdings, Inc.(a)	13,618	343,718
FairPoint Communications, Inc.*	5,581	83,882
General Communication, Inc., Class A*	8,204	112,805
Globalstar, Inc.*(a)	104,450	126,384
Hawaiian Telcom Holdco, Inc.*	1,801	40,324
IDT Corp., Class B	4,733	81,597
Inteliquent, Inc.	8,952	144,485

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Diversified Telecommunication Services (continued)
Intelsat SA*(a)	7,553	$20,469
Iridium Communications, Inc.*(a)	22,258	180,512
Lumos Networks Corp.*	5,981	83,734
ORBCOMM, Inc.*	17,993	184,428
pdvWireless, Inc.*(a)	2,814	64,441
Straight Path Communications, Inc., Class B*(a)	2,708	69,352
Teligent, Inc.*(a)	11,151	84,748
Vonage Holdings Corp.*	53,125	351,156
Windstream Holdings, Inc.(a)	27,412	275,491

		3,111,017

Electric Utilities 1.1%
ALLETE, Inc.	13,714	817,629
El Paso Electric Co.	11,233	525,367
Empire District Electric Co. (The)	12,353	421,731
Genie Energy Ltd., Class B*(a)	3,049	17,989
IDACORP, Inc.	13,949	1,091,928
MGE Energy, Inc.	9,795	553,516
Otter Tail Corp.	10,802	373,641
PNM Resources, Inc.	22,349	731,259
Portland General Electric Co.	24,683	1,051,249
Spark Energy, Inc., Class A(a)	1,388	40,433

		5,624,742

Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,903	35,986
American Superconductor Corp.*(a)	3,101	21,738
Atkore International Group, Inc.*	3,362	63,004
AZZ, Inc.	7,243	472,751
Babcock & Wilcox Enterprises, Inc.*	12,723	209,929
Encore Wire Corp.	5,816	213,854
Energous Corp.*(a)	4,037	79,166
EnerSys	12,161	841,420
FuelCell Energy, Inc.*(a)	7,435	40,298
Generac Holdings, Inc.*	18,297	664,181
General Cable Corp.	13,382	200,462
LSI Industries, Inc.	6,538	73,422
Plug Power, Inc.*(a)	47,261	80,816
Powell Industries, Inc.	2,465	98,723
Power Solutions International, Inc.*(a)	1,175	12,044
Preformed Line Products Co.	693	29,224
Sunrun, Inc.*(a)	17,435	109,840
Thermon Group Holdings, Inc.*	9,047	178,678
Vicor Corp.*	4,283	49,683

		3,475,219

Electronic Equipment, Instruments & Components 2.7%
Agilysys, Inc.*	3,829	42,579
Anixter International, Inc.*	8,098	522,321
AVX Corp.	12,883	177,657
Badger Meter, Inc.	7,712	258,429
Belden, Inc.	11,704	807,459
Benchmark Electronics, Inc.*	13,521	337,349
Coherent, Inc.*	6,641	734,096
Control4 Corp.*	5,128	62,972
CTS Corp.	8,967	166,786
Daktronics, Inc.	10,471	99,893
DTS, Inc.	4,720	200,789
Electro Scientific Industries, Inc.*	7,316	41,262
ePlus, Inc.*	1,764	166,539
Fabrinet*	9,792	436,625
FARO Technologies, Inc.*(a)	4,749	170,727
Gerber Scientific, Inc.*(a)(b)(d)	8,390	0
II-VI, Inc.*	16,586	403,537
Insight Enterprises, Inc.*	10,309	335,558
InvenSense, Inc.*	22,718	168,568
Itron, Inc.*	9,359	521,858
Kimball Electronics, Inc.*	7,874	109,134
Knowles Corp.*	24,305	341,485
Littelfuse, Inc.	6,069	781,748
Maxwell Technologies, Inc.*	8,486	43,788
Mesa Laboratories, Inc.(a)	794	90,802
Methode Electronics, Inc.	10,218	357,323
MTS Systems Corp.	4,735	217,952
Novanta, Inc.*	9,013	156,376
OSI Systems, Inc.*	4,911	321,081
Park Electrochemical Corp.	5,514	95,778
PC Connection, Inc.	3,162	83,540
Plexus Corp.*	9,366	438,141
Radisys Corp.*	9,679	51,734
Rofin-Sinar Technologies, Inc.*	7,574	243,731
Rogers Corp.*	5,046	308,210
Sanmina Corp.*	20,520	584,204
ScanSource, Inc.*	6,921	252,617
SYNNEX Corp.	7,983	910,940
Systemax, Inc.	2,959	23,435
Tech Data Corp.*	9,592	812,538
TTM Technologies, Inc.*	20,126	230,443
Universal Display Corp.*	11,575	642,528
Vishay Intertechnology, Inc.	38,039	535,970
Vishay Precision Group, Inc.*	3,651	58,526

		13,347,028

Energy Equipment & Services 1.0%
Archrock, Inc.	19,369	253,347
Atwood Oceanics, Inc.*(a)	17,099	148,590
Bristow Group, Inc.	9,384	131,564
CARBO Ceramics, Inc.*(a)	5,102	55,816
Dawson Geophysical Co.*	5,433	41,454
Era Group, Inc.*	5,366	43,196
Exterran Corp.*	8,822	138,329
Fairmount Santrol Holdings, Inc.*(a)	21,671	183,770
Forum Energy Technologies, Inc.*	16,843	334,502
Geospace Technologies Corp.*(a)	3,261	63,524
Helix Energy Solutions Group, Inc.*	28,058	228,112
Hornbeck Offshore Services, Inc.*(a)	8,606	47,333
Independence Contract Drilling, Inc.*(a)	8,012	42,063
Matrix Service Co.*	7,212	135,297
McDermott International, Inc.*	66,570	333,516
Natural Gas Services Group, Inc.*	3,272	80,458
Newpark Resources, Inc.*	22,486	165,497
Oil States International, Inc.*	14,289	451,104
Parker Drilling Co.*	33,257	72,168
PHI, Inc. (Non-Voting)*	3,473	63,104
Pioneer Energy Services Corp.*	18,396	74,320
RigNet, Inc.*	3,136	47,416
SEACOR Holdings, Inc.*	4,459	265,266
Seadrill Ltd.*(a)	105,252	249,447
Tesco Corp.	14,228	116,100
TETRA Technologies, Inc.*	26,184	159,984
Tidewater, Inc.(a)	13,699	38,631
Unit Corp.*(a)	14,051	261,349
US Silica Holdings, Inc.	17,868	831,934

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
Willbros Group, Inc.*	11,408	$21,447

		5,078,638

Equity Real Estate Investment Trusts (REITs) 7.4%
Acadia Realty Trust	21,494	778,943
Agree Realty Corp.	6,491	320,915
Alexander’s, Inc.	587	246,305
American Assets Trust, Inc.	10,918	473,623
Armada Hoffler Properties, Inc.	8,977	120,292
Ashford Hospitality Prime, Inc.	7,601	107,174
Ashford Hospitality Trust, Inc.	23,204	136,672
Bluerock Residential Growth REIT, Inc.	4,995	64,935
CareTrust REIT, Inc.	16,335	241,431
CatchMark Timber Trust, Inc., Class A	10,328	120,734
CBL & Associates Properties, Inc.	46,912	569,512
Cedar Realty Trust, Inc.	22,899	164,873
Chatham Lodging Trust	10,681	205,609
Chesapeake Lodging Trust	16,527	378,468
City Office REIT, Inc.	5,138	65,407
Colony Starwood Homes	18,115	519,900
Community Healthcare Trust, Inc.	3,450	75,624
CorEnergy Infrastructure Trust, Inc.	3,465	101,628
CoreSite Realty Corp.	9,364	693,311
Cousins Properties, Inc.	58,386	609,550
DiamondRock Hospitality Co.	55,219	502,493
DuPont Fabros Technology, Inc.	20,824	858,990
Easterly Government Properties, Inc.	8,844	168,744
EastGroup Properties, Inc.	8,846	650,712
Education Realty Trust, Inc.	19,822	855,121
Farmland Partners, Inc.	3,286	36,803
FelCor Lodging Trust, Inc.	38,372	246,732
First Industrial Realty Trust, Inc.	32,427	915,090
First Potomac Realty Trust	16,165	147,910
Four Corners Property Trust, Inc.	11,157	237,979
Franklin Street Properties Corp.	27,089	341,321
GEO Group, Inc. (The)	20,763	493,744
Getty Realty Corp.	7,460	178,518
Gladstone Commercial Corp.	6,007	111,910
Global Net Lease, Inc.	47,127	384,556
Government Properties Income Trust	17,556	397,117
Gramercy Property Trust	117,727	1,134,888
Healthcare Realty Trust, Inc.	30,944	1,053,953
Hersha Hospitality Trust	11,686	210,582
Hudson Pacific Properties, Inc.	25,510	838,514
Independence Realty Trust, Inc.	11,334	102,006
InfraREIT, Inc.*	11,015	199,812
Investors Real Estate Trust	35,206	209,476
Kite Realty Group Trust	23,015	637,976
Ladder Capital Corp., Class A	10,946	144,925
LaSalle Hotel Properties	29,849	712,496
Lexington Realty Trust	63,918	658,355
LTC Properties, Inc.	10,557	548,858
Mack-Cali Realty Corp.	24,913	678,132
Medical Properties Trust, Inc.	66,163	977,228
Monmouth Real Estate Investment Corp.	17,661	252,022
Monogram Residential Trust, Inc.	47,154	501,719
National Health Investors, Inc.	10,427	818,311
National Storage Affiliates Trust	9,591	200,836
New Senior Investment Group, Inc.	21,626	249,564
New York REIT, Inc.	46,039	421,257
NexPoint Residential Trust, Inc.	5,028	98,850
NorthStar Realty Europe Corp.	16,267	178,124
One Liberty Properties, Inc.	3,699	89,368
Parkway Properties, Inc.	22,612	384,630
Pebblebrook Hotel Trust	19,775	526,015
Pennsylvania REIT	19,306	444,617
Physicians Realty Trust	37,763	813,415
Potlatch Corp.	11,482	446,535
Preferred Apartment Communities, Inc., Class A	6,382	86,221
PS Business Parks, Inc.	5,508	625,544
QTS Realty Trust, Inc., Class A	13,082	691,384
Ramco-Gershenson Properties Trust	22,255	417,059
Retail Opportunity Investments Corp.	28,747	631,284
Rexford Industrial Realty, Inc.	18,359	420,237
RLJ Lodging Trust	34,128	717,712
Ryman Hospitality Properties, Inc.	12,141	584,711
Sabra Health Care REIT, Inc.	18,030	453,995
Saul Centers, Inc.	2,657	176,956
Select Income REIT	17,785	478,416
Seritage Growth Properties	6,947	352,074
Silver Bay Realty Trust Corp.	9,556	167,517
STAG Industrial, Inc.	19,186	470,249
Summit Hotel Properties, Inc.	24,965	328,539
Sunstone Hotel Investors, Inc.	60,560	774,562
Terreno Realty Corp.	12,427	341,867
Tier REIT, Inc.	13,119	202,557
UMH Properties, Inc.	6,746	80,412
United Development Funding IV(b)	7,908	25,306
Universal Health Realty Income Trust	3,163	199,332
Urban Edge Properties	25,103	706,398
Urstadt Biddle Properties, Inc., Class A	7,002	155,584
Washington REIT	20,604	641,196
Whitestone REIT	7,049	97,840
WP Glimcher, Inc.	51,574	638,486
Xenia Hotels & Resorts, Inc.	29,156	442,588

		36,963,136

Food & Staples Retailing 0.6%
Andersons, Inc. (The)	7,538	272,725
Chefs’ Warehouse, Inc. (The)*	5,655	62,997
Ingles Markets, Inc., Class A	3,904	154,364
Natural Grocers by Vitamin Cottage, Inc.*(a)	2,355	26,282
Performance Food Group Co.*	10,436	258,813
PriceSmart, Inc.	5,311	444,849
Smart & Final Stores, Inc.*(a)	6,334	80,885
SpartanNash Co.	10,234	295,967
SUPERVALU, Inc.*	74,315	370,832
United Natural Foods, Inc.*	13,894	556,316
Village Super Market, Inc., Class A	2,038	65,236
Weis Markets, Inc.	2,715	143,895

		2,733,161

Food Products 1.4%
AdvancePierre Foods Holdings, Inc.	5,992	165,140
Alico, Inc.	938	25,195
Amplify Snack Brands, Inc.*(a)	8,147	131,981
B&G Foods, Inc.(a)	17,778	874,322
Calavo Growers, Inc.	4,325	282,985
Cal-Maine Foods, Inc.(a)	8,546	329,363
Darling Ingredients, Inc.*	45,756	618,164
Dean Foods Co.	25,187	413,067

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
Farmer Brothers Co.*	2,246	$79,845
Fresh Del Monte Produce, Inc.	8,886	532,271
Freshpet, Inc.*(a)	6,125	52,981
Inventure Foods, Inc.*	4,800	45,120
J&J Snack Foods Corp.	4,195	499,708
John B. Sanfilippo & Son, Inc.	2,346	120,420
Lancaster Colony Corp.	5,170	682,905
Landec Corp.*	6,937	93,025
Lifeway Foods, Inc.*	1,188	20,125
Limoneira Co.(a)	3,412	64,487
Omega Protein Corp.*	5,795	135,429
Sanderson Farms, Inc.(a)	5,503	530,104
Seaboard Corp.*	73	251,120
Seneca Foods Corp., Class A*	1,968	55,576
Snyder’s-Lance, Inc.	22,453	753,972
Tootsie Roll Industries, Inc.(a)	4,856	178,847

		6,936,152

Gas Utilities 1.1%
Chesapeake Utilities Corp.	4,070	248,514
Delta Natural Gas Co., Inc.(a)	1,768	42,167
New Jersey Resources Corp.	23,627	776,383
Northwest Natural Gas Co.	7,464	448,661
ONE Gas, Inc.	14,065	869,779
South Jersey Industries, Inc.	22,291	658,699
Southwest Gas Corp.	12,993	907,691
Spire, Inc.	12,255	781,134
WGL Holdings, Inc.	13,891	870,966

		5,603,994

Health Care Equipment & Supplies 3.2%
Abaxis, Inc.	6,058	312,714
Accuray, Inc.*	21,142	134,675
Analogic Corp.	3,509	310,897
AngioDynamics, Inc.*	7,507	131,673
Anika Therapeutics, Inc.*	3,969	189,917
AtriCure, Inc.*	8,736	138,203
Atrion Corp.	383	163,388
Avinger, Inc.*(a)	5,156	24,594
AxoGen, Inc.*(a)	6,541	59,065
Cantel Medical Corp.	9,849	768,025
Cardiovascular Systems, Inc.*	8,474	201,173
Cerus Corp.*	28,181	175,004
ConforMIS, Inc.*	9,815	97,365
CONMED Corp.(a)	7,728	309,584
Corindus Vascular Robotics, Inc.*(a)	14,040	15,584
CryoLife, Inc.	8,751	153,755
Cutera, Inc.*	3,327	39,658
Cynosure, Inc., Class A*	6,630	337,732
Endologix, Inc.*(a)	22,616	289,485
Entellus Medical, Inc.*(a)	2,053	45,536
Exactech, Inc.*	2,921	78,955
GenMark Diagnostics, Inc.*	10,919	128,844
Glaukos Corp.*	4,649	175,453
Globus Medical, Inc., Class A*	19,578	441,875
Haemonetics Corp.*	14,302	517,875
Halyard Health, Inc.*	13,012	450,996
ICU Medical, Inc.*	4,112	519,675
Inogen, Inc.*	4,461	267,214
Insulet Corp.*	16,124	660,117
Integer Holdings Corp.*	8,535	185,124
Integra LifeSciences Holdings Corp.*	8,269	682,606
Invacare Corp.	8,647	96,587
InVivo Therapeutics Holdings Corp.*(a)	9,982	67,878
iRadimed Corp.*(a)	1,130	19,199
IRIDEX Corp.*(a)	2,055	29,777
K2M Group Holdings, Inc.*(a)	7,134	126,842
LeMaitre Vascular, Inc.	3,759	74,579
Masimo Corp.*	11,242	668,787
Meridian Bioscience, Inc.	11,705	225,789
Merit Medical Systems, Inc.*	11,888	288,759
Natus Medical, Inc.*	9,147	359,386
Neogen Corp.*	10,042	561,749
Nevro Corp.*(a)	6,710	700,457
Novocure Ltd.*(a)	13,988	119,457
NuVasive, Inc.*	13,644	909,509
NxStage Medical, Inc.*	17,755	443,697
OraSure Technologies, Inc.*	14,992	119,486
Orthofix International NV*	5,038	215,475
Oxford Immunotec Global plc*	5,595	70,273
Penumbra, Inc.*	7,100	539,529
Quidel Corp.*	7,504	165,763
Rockwell Medical, Inc.*(a)	13,328	89,298
RTI Surgical, Inc.*	15,091	47,235
Second Sight Medical Products, Inc.*(a)	3,432	12,081
Senseonics Holdings, Inc.*	7,562	29,492
Spectranetics Corp. (The)*	12,160	305,094
STAAR Surgical Co.*	10,513	98,822
SurModics, Inc.*	3,388	101,945
Tandem Diabetes Care, Inc.*	5,441	41,678
TransEnterix, Inc.*(a)	19,958	33,729
Utah Medical Products, Inc.	1,001	59,860
Vascular Solutions, Inc.*	4,759	229,527
Veracyte, Inc.*	3,303	25,136
ViewRay, Inc.*(a)	1,754	7,928
Wright Medical Group NV*(a)	28,753	705,311
Zeltiq Aesthetics, Inc.*(a)	9,910	388,670

		15,985,545

Health Care Providers & Services 2.2%
AAC Holdings, Inc.*(a)	2,770	48,170
Aceto Corp.(a)	8,213	155,965
Addus HomeCare Corp.*	1,661	43,452
Adeptus Health, Inc., Class A*(a)	3,964	170,650
Air Methods Corp.*(a)	10,011	315,246
Almost Family, Inc.*	2,287	84,093
Amedisys, Inc.*	7,880	373,827
American Renal Associates Holdings, Inc.*	2,465	45,036
AMN Healthcare Services, Inc.*	13,266	422,787
BioScrip, Inc.*	34,201	98,841
BioTelemetry, Inc.*	7,537	139,962
Capital Senior Living Corp.*	8,022	134,770
Chemed Corp.	4,443	626,774
Civitas Solutions, Inc.*	4,228	77,203
Community Health Systems, Inc.*(a)	30,836	355,847
CorVel Corp.*	2,743	105,331
Cross Country Healthcare, Inc.*	8,538	100,578
Diplomat Pharmacy, Inc.*(a)	12,767	357,604
Ensign Group, Inc. (The)	13,481	271,373
Genesis Healthcare, Inc.*	9,027	24,102
HealthEquity, Inc.*	12,060	456,471
HealthSouth Corp.	24,889	1,009,747

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Healthways, Inc.*	8,980	$237,611
Kindred Healthcare, Inc.	23,476	239,925
Landauer, Inc.	2,696	119,918
LHC Group, Inc.*	4,200	154,896
Magellan Health, Inc.*	6,436	345,806
Molina Healthcare, Inc.*	12,090	705,089
National HealthCare Corp.	3,144	207,473
National Research Corp., Class A	2,424	39,487
National Research Corp., Class B	311	10,729
Nobilis Health Corp.*(a)	15,437	51,714
Owens & Minor, Inc.	17,282	600,204
PharMerica Corp.*	8,188	229,837
Providence Service Corp. (The)*	3,605	175,311
Quorum Health Corp.*	8,309	52,097
RadNet, Inc.*	9,578	70,877
Select Medical Holdings Corp.*	29,918	403,893
Surgery Partners, Inc.*	5,217	105,592
Surgical Care Affiliates, Inc.*	7,518	366,578
Team Health Holdings, Inc.*	18,977	617,891
Teladoc, Inc.*(a)	5,696	104,294
Triple-S Management Corp., Class B*	6,413	140,637
U.S. Physical Therapy, Inc.	3,320	208,164
Universal American Corp.	11,454	87,623
USMD Holdings, Inc.*	600	13,584

		10,707,059

Health Care Technology 0.6%
Castlight Health, Inc., Class B*	11,044	45,943
Computer Programs & Systems, Inc.(a)	3,053	79,561
Cotiviti Holdings, Inc.*	3,641	122,083
Evolent Health, Inc., Class A*	4,341	106,875
HealthStream, Inc.*	7,207	198,913
HMS Holdings Corp.*	23,513	521,283
Medidata Solutions, Inc.*	15,235	849,504
Omnicell, Inc.*	9,790	374,957
Press Ganey Holdings, Inc.*	6,234	251,854
Quality Systems, Inc.	14,220	160,970
Vocera Communications, Inc.*	7,014	118,537

		2,830,480

Hotels, Restaurants & Leisure 2.8%
Belmond Ltd., Class A*	23,593	299,867
Biglari Holdings, Inc.*	296	129,062
BJ’s Restaurants, Inc.*	6,505	231,253
Bloomin’ Brands, Inc.	31,767	547,663
Bob Evans Farms, Inc.	5,618	215,169
Bojangles’, Inc.*	2,683	42,821
Boyd Gaming Corp.*	23,046	455,850
Buffalo Wild Wings, Inc.*	5,198	731,567
Caesars Acquisition Co., Class A*	13,175	163,634
Caesars Entertainment Corp.*(a)	15,289	113,903
Carrols Restaurant Group, Inc.*	9,557	126,248
Century Casinos, Inc.*	5,661	39,118
Cheesecake Factory, Inc. (The)	12,408	621,144
Churchill Downs, Inc.	3,775	552,471
Chuy’s Holdings, Inc.*	4,443	124,137
ClubCorp Holdings, Inc.	17,962	259,910
Cracker Barrel Old Country Store, Inc.(a)	5,144	680,140
Dave & Buster’s Entertainment, Inc.*	10,579	414,485
Del Frisco’s Restaurant Group, Inc.*	6,417	86,437
Del Taco Restaurants, Inc.*	6,318	75,311
Denny’s Corp.*	21,431	229,097
DineEquity, Inc.	4,930	390,407
El Pollo Loco Holdings, Inc.*(a)	5,606	70,580
Eldorado Resorts, Inc.*	8,322	117,007
Empire Resorts, Inc.*(a)	770	15,585
Fiesta Restaurant Group, Inc.*	7,462	179,088
Fogo De Chao, Inc.*	1,348	14,248
Golden Entertainment, Inc.	2,866	35,739
Habit Restaurants, Inc. (The), Class A*	3,715	52,010
International Speedway Corp., Class A	7,356	245,838
Interval Leisure Group, Inc.	31,616	542,847
Intrawest Resorts Holdings, Inc.*	4,412	71,563
Isle of Capri Casinos, Inc.*	6,978	155,470
J Alexander’s Holdings, Inc.*	3,438	34,827
Jack in the Box, Inc.	8,972	860,774
Jamba, Inc.*(a)	3,492	38,133
Kona Grill, Inc.*(a)	2,049	25,756
La Quinta Holdings, Inc.*	23,763	265,670
Lindblad Expeditions Holdings, Inc.*	4,118	37,062
Luby’s, Inc.*	5,112	21,930
Marcus Corp. (The)	5,056	126,602
Marriott Vacations Worldwide Corp.	6,269	459,643
Monarch Casino & Resort, Inc.*	2,808	70,677
Nathan’s Famous, Inc.*(a)	836	43,928
Noodles & Co.*	3,323	15,817
Papa John’s International, Inc.	7,381	581,992
Penn National Gaming, Inc.*	20,965	284,495
Pinnacle Entertainment, Inc.*	14,980	184,853
Planet Fitness, Inc., Class A*	4,988	100,109
Popeyes Louisiana Kitchen, Inc.*	6,088	323,516
Potbelly Corp.*(a)	6,606	82,113
Red Lion Hotels Corp.*	3,574	29,807
Red Robin Gourmet Burgers, Inc.*	3,899	175,221
Red Rock Resorts, Inc., Class A(a)	8,384	197,779
Ruby Tuesday, Inc.*	16,730	41,825
Ruth’s Hospitality Group, Inc.	9,152	129,226
Scientific Games Corp., Class A*(a)	14,412	162,423
SeaWorld Entertainment, Inc.(a)	18,851	254,111
Shake Shack, Inc., Class A*(a)	4,366	151,369
Sonic Corp.	13,165	344,660
Speedway Motorsports, Inc.	3,009	53,741
Texas Roadhouse, Inc.	18,155	708,590
Wingstop, Inc.	4,368	127,982
Zoe’s Kitchen, Inc.*(a)	5,376	119,293

		14,083,593

Household Durables 1.3%
Bassett Furniture Industries, Inc.	2,868	66,681
Beazer Homes USA, Inc.*	8,479	98,865
Cavco Industries, Inc.*	2,378	235,541
Century Communities, Inc.*	4,020	86,470
CSS Industries, Inc.	2,550	65,229
Ethan Allen Interiors, Inc.	6,725	210,291
Flexsteel Industries, Inc.	1,793	92,734
GoPro, Inc., Class A*(a)	28,115	468,958
Green Brick Partners, Inc.*	5,626	46,471
Helen of Troy Ltd.*	7,756	668,335
Hooker Furniture Corp.	3,180	77,878
Hovnanian Enterprises, Inc., Class A*(a)	30,959	52,321
Installed Building Products, Inc.*	5,677	203,634

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Household Durables (continued)
iRobot Corp.*(a)	7,487	$329,278
KB Home	23,274	375,177
La-Z-Boy, Inc.	13,747	337,626
LGI Homes, Inc.*(a)	4,326	159,370
Libbey, Inc.	5,751	102,655
Lifetime Brands, Inc.	2,752	37,042
M.D.C. Holdings, Inc.	11,185	288,573
M/I Homes, Inc.*	6,529	153,889
Meritage Homes Corp.*	10,709	371,602
NACCO Industries, Inc., Class A	1,042	70,814
New Home Co., Inc. (The)*(a)	2,673	28,521
Taylor Morrison Home Corp., Class A*(a)	8,974	157,942
TopBuild Corp.*	10,730	356,236
TRI Pointe Group, Inc.*	41,737	550,094
UCP, Inc., Class A*	2,090	18,413
Universal Electronics, Inc.*	4,013	298,808
WCI Communities, Inc.*	6,028	142,984
William Lyon Homes, Class A*(a)	6,670	123,728
ZAGG, Inc.*	7,566	61,285

		6,337,445

Household Products 0.3%
Central Garden & Pet Co.*	2,633	68,458
Central Garden & Pet Co., Class A*	9,570	237,336
HRG Group, Inc.*	33,027	518,524
Oil-Dri Corp. of America	1,294	48,706
Orchids Paper Products Co.(a)	2,353	64,072
WD-40 Co.	3,734	419,814

		1,356,910

Independent Power and Renewable Electricity Producers 0.6%
Atlantic Power Corp.	33,542	82,849
Atlantica Yield plc(a)	16,371	311,213
Dynegy, Inc.*(a)	32,682	404,930
NRG Yield, Inc., Class A	9,637	157,276
NRG Yield, Inc., Class C	17,742	300,904
Ormat Technologies, Inc.	10,871	526,265
Pattern Energy Group, Inc.(a)	17,953	403,763
Talen Energy Corp.*	23,463	324,962
TerraForm Global, Inc., Class A*	25,278	103,892
TerraForm Power, Inc., Class A*	24,293	337,916
Vivint Solar, Inc.*(a)	5,780	18,265

		2,972,235

Industrial Conglomerates 0.0%†
Raven Industries, Inc.	10,015	230,645

Insurance 2.3%
Ambac Financial Group, Inc.*	11,333	208,414
American Equity Investment Life Holding Co.	23,021	408,162
AMERISAFE, Inc.	5,318	312,592
Argo Group International Holdings Ltd.	8,132	458,807
Atlas Financial Holdings, Inc.*	2,648	41,759
Baldwin & Lyons, Inc., Class B	2,467	63,229
Blue Capital Reinsurance Holdings Ltd.(a)	1,666	30,521
Citizens, Inc.*(a)	13,157	123,150
CNO Financial Group, Inc.	50,312	768,264
Crawford & Co., Class B	3,649	41,416
Donegal Group, Inc., Class A	2,087	33,622
eHealth, Inc.*	5,295	59,357
EMC Insurance Group, Inc.	2,234	60,162
Employers Holdings, Inc.	8,346	248,961
Enstar Group Ltd.*	3,187	524,166
FBL Financial Group, Inc., Class A	2,780	177,837
Federated National Holding Co.	3,871	72,349
Fidelity & Guaranty Life	3,148	73,002
Genworth Financial, Inc., Class A*	121,229	601,296
Global Indemnity plc*	2,768	82,210
Greenlight Capital Re Ltd., Class A*	8,375	171,185
Hallmark Financial Services, Inc.*	3,722	38,299
HCI Group, Inc.	2,345	71,194
Heritage Insurance Holdings, Inc.(a)	7,474	107,700
Horace Mann Educators Corp.	11,357	416,234
Independence Holding Co.	1,986	34,119
Infinity Property & Casualty Corp.	3,052	252,187
Investors Title Co.	389	38,706
James River Group Holdings Ltd.	3,992	144,510
Kemper Corp.	11,179	439,558
Maiden Holdings Ltd.	16,493	209,296
MBIA, Inc.*	36,731	286,134
National General Holdings Corp.	13,532	300,952
National Interstate Corp.	2,116	68,833
National Western Life Group, Inc., Class A	650	133,490
Navigators Group, Inc. (The)	3,152	305,492
OneBeacon Insurance Group Ltd., Class A	6,360	90,821
Patriot National, Inc.*(a)	3,475	31,310
Primerica, Inc.(a)	12,867	682,337
RLI Corp.	10,674	729,675
Safety Insurance Group, Inc.	4,008	269,418
Selective Insurance Group, Inc.	15,594	621,577
State Auto Financial Corp.	4,131	98,359
State National Cos., Inc.	9,285	103,249
Stewart Information Services Corp.	5,870	260,922
Third Point Reinsurance Ltd.*	18,737	224,844
Trupanion, Inc.*(a)	3,898	65,876
United Fire Group, Inc.	6,053	256,163
United Insurance Holdings Corp.(a)	4,756	80,757
Universal Insurance Holdings, Inc.(a)	8,524	214,805
WMIH Corp.*(a)	55,700	130,338

		11,267,616

Internet & Direct Marketing Retail 0.6%
1-800-Flowers.com, Inc., Class A*	6,427	58,936
Blue Nile, Inc.	3,160	108,767
Duluth Holdings, Inc., Class B*(a)	2,682	71,100
Etsy, Inc.*	29,168	416,519
FTD Cos., Inc.*	4,891	100,608
Gaiam, Inc.*	2,204	15,869
HSN, Inc.	8,378	333,444
Lands’ End, Inc.*(a)	4,413	63,989
Liberty TripAdvisor Holdings, Inc., Series A*	20,307	443,708
Nutrisystem, Inc.	8,127	241,291
Overstock.com, Inc.*	3,666	56,163
PetMed Express, Inc.(a)	5,430	110,120
Shutterfly, Inc.*	9,760	435,686
Wayfair, Inc., Class A*(a)	8,800	346,456

		2,802,656

Internet Software & Services 2.5%
2U, Inc.*(a)	10,236	391,936
Alarm.com Holdings, Inc.*(a)	2,863	82,626

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
Amber Road, Inc.*	5,389	$52,004
Angie’s List, Inc.*(a)	11,533	114,292
Apigee Corp.*	4,206	73,184
Appfolio, Inc., Class A*	2,088	40,591
Autobytel, Inc.*	2,318	41,260
Bankrate, Inc.*	13,406	113,683
Bazaarvoice, Inc.*	22,666	133,956
Benefitfocus, Inc.*(a)	3,590	143,313
Blucora, Inc.*	10,977	122,942
Box, Inc., Class A*(a)	13,503	212,807
Brightcove, Inc.*	8,456	110,351
Carbonite, Inc.*	4,644	71,332
Care.com, Inc.*	4,607	45,886
ChannelAdvisor Corp.*	6,542	84,588
Cimpress NV*	7,033	711,599
comScore, Inc.*	13,172	403,854
Cornerstone OnDemand, Inc.*	14,101	647,941
Cvent, Inc.*	8,416	266,871
DHI Group, Inc.*	13,913	109,774
EarthLink Holdings Corp.	29,260	181,412
Endurance International Group Holdings, Inc.*	16,752	146,580
Envestnet, Inc.*(a)	11,546	420,852
Everyday Health, Inc.*	7,801	59,990
Five9, Inc.*	9,198	144,225
Global Sources Ltd.*	2,139	18,139
Gogo, Inc.*(a)	15,870	175,205
GrubHub, Inc.*	22,545	969,210
GTT Communications, Inc.*	7,338	172,663
Hortonworks, Inc.*(a)	11,144	93,052
inContact, Inc.*	16,327	228,251
Instructure, Inc.*	2,875	72,939
Intralinks Holdings, Inc.*	11,484	115,529
j2 Global, Inc.	12,882	858,070
Limelight Networks, Inc.*	15,730	29,415
Liquidity Services, Inc.*	6,029	67,766
LivePerson, Inc.*	15,351	129,102
LogMeIn, Inc.	7,036	635,984
Marchex, Inc., Class B*	7,971	22,080
MeetMe, Inc.*	11,440	70,928
MINDBODY, Inc., Class A*(a)	3,974	78,129
Monster Worldwide, Inc.*	24,863	89,755
New Relic, Inc.*	6,111	234,174
NIC, Inc.	17,824	418,864
Numerex Corp., Class A*	3,540	27,541
Q2 Holdings, Inc.*	7,129	204,317
QuinStreet, Inc.*	9,039	27,298
Quotient Technology, Inc.*	17,876	237,930
RealNetworks, Inc.*	5,890	26,269
Reis, Inc.	2,566	52,500
RetailMeNot, Inc.*	10,380	102,658
Rightside Group Ltd.*(a)	3,030	27,573
Shutterstock, Inc.*	5,324	339,139
SPS Commerce, Inc.*	4,627	339,668
Stamps.com, Inc.*(a)	4,522	427,374
TechTarget, Inc.*	4,854	39,123
TrueCar, Inc.*(a)	15,084	142,393
Web.com Group, Inc.*	12,348	213,250
WebMD Health Corp.*(a)	10,390	516,383
Xactly Corp.*	6,392	94,090
XO Group, Inc.*	7,040	136,083

		12,360,693

IT Services 2.0%
Acxiom Corp.*	21,679	577,745
ALJ Regional Holdings, Inc.*(a)	5,019	23,589
Blackhawk Network Holdings, Inc.*	15,318	462,144
CACI International, Inc., Class A*	6,824	688,542
Cardtronics plc, Class A*	12,488	556,965
Cass Information Systems, Inc.	3,123	176,918
Convergys Corp.	24,980	759,892
CSG Systems International, Inc.	9,140	377,756
Datalink Corp.*	5,314	56,382
EPAM Systems, Inc.*	13,398	928,615
EVERTEC, Inc.	17,822	299,053
ExlService Holdings, Inc.*	8,823	439,738
Forrester Research, Inc.	2,825	109,893
Hackett Group, Inc. (The)	6,466	106,818
Information Services Group, Inc.*	8,575	34,214
Lionbridge Technologies, Inc.*	18,017	90,085
ManTech International Corp., Class A	6,897	259,948
MAXIMUS, Inc.	17,608	995,909
MoneyGram International, Inc.*	7,239	51,397
NCI, Inc., Class A	1,706	19,738
NeuStar, Inc., Class A*(a)	6,801	180,839
Perficient, Inc.*	9,576	192,956
PFSweb, Inc.*	3,436	30,684
Planet Payment, Inc.*	11,851	43,967
Science Applications International Corp.	11,898	825,364
ServiceSource International, Inc.*	16,525	80,642
Sykes Enterprises, Inc.*	10,926	307,348
Syntel, Inc.	9,085	380,752
TeleTech Holdings, Inc.	4,711	136,572
Travelport Worldwide Ltd.	32,445	487,648
Unisys Corp.*(a)	13,690	133,341
Virtusa Corp.*	7,810	192,751

		10,008,205

Leisure Products 0.3%
Arctic Cat, Inc.*(a)	3,554	55,051
Callaway Golf Co.	26,297	305,308
Escalade, Inc.	2,567	32,755
JAKKS Pacific, Inc.*	4,890	42,250
Johnson Outdoors, Inc., Class A	1,294	47,063
Malibu Boats, Inc., Class A*	4,941	73,621
Marine Products Corp.	2,723	24,425
MCBC Holdings, Inc.	1,868	21,295
Nautilus, Inc.*	8,404	190,939
Performance Sports Group Ltd.*(a)	12,499	50,746
Smith & Wesson Holding Corp.*(a)	15,306	406,987
Sturm Ruger & Co., Inc.(a)	5,163	298,215

		1,548,655

Life Sciences Tools & Services 0.7%
Accelerate Diagnostics, Inc.*(a)	6,644	181,116
Albany Molecular Research, Inc.*(a)	7,237	119,483
Cambrex Corp.*	8,913	396,272
ChromaDex Corp.*(a)	8,122	24,204
Enzo Biochem, Inc.*	10,845	55,201
Fluidigm Corp.*(a)	7,865	62,999
INC Research Holdings, Inc., Class A*	11,580	516,236
Luminex Corp.*	11,246	255,509
Medpace Holdings, Inc.*	2,255	67,334

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Life Sciences Tools & Services (continued)
NanoString Technologies, Inc.*	4,108	$82,078
NeoGenomics, Inc.*	14,928	122,708
Pacific Biosciences of California, Inc.*	22,265	199,494
PAREXEL International Corp.*	14,483	1,005,844
PRA Health Sciences, Inc.*	6,788	383,590

		3,472,068

Machinery 3.4%
Actuant Corp., Class A(a)	16,389	380,880
Alamo Group, Inc.	2,619	172,566
Albany International Corp., Class A	7,870	333,531
Altra Industrial Motion Corp.	7,120	206,266
American Railcar Industries, Inc.(a)	2,370	98,284
Astec Industries, Inc.	5,301	317,371
Barnes Group, Inc.	14,090	571,349
Blue Bird Corp.*(a)	1,865	27,248
Briggs & Stratton Corp.	11,683	217,888
Chart Industries, Inc.*	8,311	272,850
CIRCOR International, Inc.	4,625	275,465
CLARCOR, Inc.	13,063	849,095
Columbus McKinnon Corp.	5,364	95,694
Douglas Dynamics, Inc.	6,409	204,703
Dynamic Materials Corp.	3,648	38,888
Energy Recovery, Inc.*(a)	9,555	152,689
EnPro Industries, Inc.	6,046	343,534
ESCO Technologies, Inc.	6,953	322,758
ExOne Co. (The)*(a)	3,398	51,718
Federal Signal Corp.	16,824	223,086
Franklin Electric Co., Inc.	12,911	525,607
FreightCar America, Inc.	3,153	45,340
Gencor Industries, Inc.*	2,050	24,559
Global Brass & Copper Holdings, Inc.	5,870	169,584
Gorman-Rupp Co. (The)	5,174	132,506
Graham Corp.	2,668	50,959
Greenbrier Cos., Inc. (The)(a)	7,659	270,363
Hardinge, Inc.	3,078	34,258
Harsco Corp.	21,315	211,658
Hillenbrand, Inc.	16,581	524,623
Hurco Cos., Inc.	1,695	47,579
Hyster-Yale Materials Handling, Inc.	2,526	151,888
John Bean Technologies Corp.	8,142	574,418
Joy Global, Inc.	27,434	761,019
Kadant, Inc.	2,913	151,796
Kennametal, Inc.	21,982	637,918
Lindsay Corp.(a)	3,019	223,346
Lydall, Inc.*	4,421	226,046
Manitowoc Co., Inc. (The)	35,362	169,384
Meritor, Inc.*	22,331	248,544
Milacron Holdings Corp.*	3,790	60,488
Miller Industries, Inc.	2,894	65,954
Mueller Industries, Inc.	15,815	512,722
Mueller Water Products, Inc., Class A	42,864	537,943
Navistar International Corp.*	13,603	311,373
NN, Inc.	7,408	135,196
Omega Flex, Inc.	707	27,262
Proto Labs, Inc.*(a)	6,891	412,840
RBC Bearings, Inc.*	6,053	462,933
Rexnord Corp.*	23,248	497,740
SPX Corp.*	11,081	223,171
SPX FLOW, Inc.*	9,489	293,400
Standex International Corp.	3,556	330,246
Sun Hydraulics Corp.	6,474	208,916
Supreme Industries, Inc., Class A	3,545	68,419
Tennant Co.(a)	4,918	318,686
Titan International, Inc.	12,202	123,484
TriMas Corp.*	12,746	237,203
Wabash National Corp.*	18,133	258,214
Watts Water Technologies, Inc., Class A	7,749	502,445
Woodward, Inc.	14,564	909,959

		16,835,852

Marine 0.1%
Costamare, Inc.	7,126	65,132
Matson, Inc.	11,839	472,139
Scorpio Bulkers, Inc.*	14,790	51,173

		588,444

Media 1.6%
AMC Entertainment Holdings, Inc., Class A	6,029	187,442
Carmike Cinemas, Inc.*	6,900	225,561
Central European Media Enterprises Ltd., Class A*(a)	18,506	42,749
Daily Journal Corp.*(a)	288	63,072
E.W. Scripps Co. (The), Class A*	16,513	262,557
Entercom Communications Corp., Class A	7,240	93,686
Entravision Communications Corp., Class A	18,145	138,446
Eros International plc*(a)	8,216	125,869
Gannett Co., Inc.	32,729	380,966
Global Eagle Entertainment, Inc.*(a)	12,637	105,013
Gray Television, Inc.*	17,906	185,506
Hemisphere Media Group, Inc.*	1,643	20,948
IMAX Corp.*	16,575	480,178
Liberty Braves Group, Series A*	11,279	196,207
Liberty Media Group, Series C*	19,334	547,350
Loral Space & Communications, Inc.*	3,569	139,584
MDC Partners, Inc., Class A	14,360	153,939
Media General, Inc.*	30,456	561,304
Meredith Corp.	10,491	545,427
MSG Networks, Inc., Class A*	16,543	307,865
National CineMedia, Inc.	17,480	257,306
New Media Investment Group, Inc.	10,998	170,469
New York Times Co. (The), Class A	34,898	417,031
Nexstar Broadcasting Group, Inc., Class A(a)	8,376	483,379
Radio One, Inc., Class D*	6,396	19,380
Reading International, Inc., Class A*	4,801	64,093
Saga Communications, Inc., Class A	966	43,798
Salem Media Group, Inc.	2,950	17,346
Scholastic Corp.(a)	7,531	296,420
Sinclair Broadcast Group, Inc., Class A	18,514	534,684
Time, Inc.	28,540	413,259
Townsquare Media, Inc., Class A*	2,680	25,031
Tribune Publishing Co.	6,871	115,983
World Wrestling Entertainment, Inc., Class A(a)	10,017	213,362

		7,835,210

Metals & Mining 1.2%
AK Steel Holding Corp.*(a)	65,544	316,577
Allegheny Technologies, Inc.(a)	30,182	545,389
Ampco-Pittsburgh Corp.	2,249	24,941
Carpenter Technology Corp.	12,825	529,159
Century Aluminum Co.*	14,205	98,725

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Metals & Mining (continued)
Cliffs Natural Resources, Inc.*(a)	60,494	$353,890
Coeur Mining, Inc.*	45,120	533,769
Commercial Metals Co.	31,835	515,409
Ferroglobe plc	18,584	167,813
Gold Resource Corp.	13,761	102,107
Handy & Harman Ltd.*	668	14,055
Haynes International, Inc.	3,334	123,725
Hecla Mining Co.	106,599	607,614
Kaiser Aluminum Corp.	4,785	413,855
Materion Corp.	5,522	169,581
Olympic Steel, Inc.	2,552	56,399
Ryerson Holding Corp.*	3,615	40,813
Schnitzer Steel Industries, Inc., Class A	7,222	150,940
Stillwater Mining Co.*	33,489	447,413
SunCoke Energy, Inc.	18,995	152,340
TimkenSteel Corp.*	11,109	116,089
Worthington Industries, Inc.	12,621	606,187

		6,086,790

Mortgage Real Estate Investment Trusts (REITs) 1.1%
AG Mortgage Investment Trust, Inc.	7,667	120,755
Altisource Residential Corp.	14,757	160,851
American Capital Mortgage Investment Corp.	13,582	233,475
Anworth Mortgage Asset Corp.	27,665	136,112
Apollo Commercial Real Estate Finance, Inc.	20,271	331,836
Ares Commercial Real Estate Corp.	7,872	99,187
ARMOUR Residential REIT, Inc.	10,326	232,748
Capstead Mortgage Corp.	26,648	251,291
Colony Capital, Inc., Class A	31,434	573,042
CYS Investments, Inc.	43,325	377,794
Dynex Capital, Inc.	12,762	94,694
Great Ajax Corp.	3,621	49,427
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,307	240,875
Invesco Mortgage Capital, Inc.	31,390	478,070
iStar, Inc.*	20,536	220,351
New Residential Investment Corp.	66,072	912,454
New York Mortgage Trust, Inc.	30,154	181,527
Orchid Island Capital, Inc.	5,949	61,989
Owens Realty Mortgage, Inc.	2,719	47,093
PennyMac Mortgage Investment Trust	18,640	290,411
RAIT Financial Trust	23,185	78,365
Redwood Trust, Inc.	21,608	305,969
Resource Capital Corp.	8,641	110,691
Western Asset Mortgage Capital Corp.	11,868	123,665

		5,712,672

Multiline Retail 0.2%
Big Lots, Inc.(a)	12,166	580,927
Fred’s, Inc., Class A	9,854	89,277
Ollie’s Bargain Outlet Holdings, Inc.*	5,671	148,637
Sears Holdings Corp.*(a)	3,038	34,815
Tuesday Morning Corp.*	12,034	71,963

		925,619

Multi-Utilities 0.5%
Avista Corp.	17,394	726,895
Black Hills Corp.(a)	14,413	882,364
NorthWestern Corp.	13,605	782,696
Unitil Corp.	3,797	148,311

		2,540,266

Oil, Gas & Consumable Fuels 2.1%
Abraxas Petroleum Corp.*	33,498	56,612
Adams Resources & Energy, Inc.	528	20,761
Alon USA Energy, Inc.	9,323	75,143
Ardmore Shipping Corp.	7,389	52,019
Bill Barrett Corp.*	13,699	76,166
California Resources Corp.(a)	8,787	109,838
Callon Petroleum Co.*	39,882	626,147
Carrizo Oil & Gas, Inc.*	15,572	632,535
Clayton Williams Energy, Inc.*(a)	1,592	136,020
Clean Energy Fuels Corp.*(a)	24,220	108,263
Cobalt International Energy, Inc.*	113,019	140,144
Contango Oil & Gas Co.*	6,916	70,682
CVR Energy, Inc.(a)	4,318	59,459
Delek US Holdings, Inc.	17,133	296,230
Denbury Resources, Inc.*	97,842	316,030
DHT Holdings, Inc.	24,985	104,687
Dorian LPG Ltd.*	6,602	39,612
Earthstone Energy, Inc.*(a)	262	2,253
Eclipse Resources Corp.*	16,978	55,858
EP Energy Corp., Class A*(a)	10,616	46,498
Erin Energy Corp.*(a)	3,358	7,891
Evolution Petroleum Corp.	5,909	37,109
EXCO Resources, Inc.*(a)	39,752	42,535
Frontline Ltd.(a)	18,132	130,006
GasLog Ltd.	10,827	157,533
Gener8 Maritime, Inc.*	10,819	55,393
Golar LNG Ltd.(a)	24,712	523,894
Green Plains, Inc.	10,063	263,651
Isramco, Inc.*	232	19,349
Jones Energy, Inc., Class A*(a)	15,587	55,490
Matador Resources Co.*	23,129	562,960
Navios Maritime Acquisition Corp.	22,206	29,978
Nordic American Tankers Ltd.(a)	24,584	248,544
Northern Oil and Gas, Inc.*(a)	13,146	35,231
Oasis Petroleum, Inc.*(a)	50,131	575,003
Overseas Shipholding Group, Inc., Class A	9,983	105,520
Pacific Ethanol, Inc.*	8,334	57,588
Panhandle Oil and Gas, Inc., Class A	4,465	78,271
Par Pacific Holdings, Inc.*	8,446	110,474
PDC Energy, Inc.*	15,372	1,030,846
Renewable Energy Group, Inc.*(a)	11,467	97,125
REX American Resources Corp.*	1,500	127,140
Ring Energy, Inc.*	10,093	110,518
RSP Permian, Inc.*	21,952	851,299
Sanchez Energy Corp.*(a)	13,380	118,279
Scorpio Tankers, Inc.	45,894	212,489
SemGroup Corp., Class A	14,757	521,808
Ship Finance International Ltd.(a)	16,676	245,637
Synergy Resources Corp.*(a)	51,502	356,909
Teekay Corp.	13,465	103,815
Teekay Tankers Ltd., Class A	32,336	81,810
W&T Offshore, Inc.*(a)	9,157	16,116
Western Refining, Inc.	22,227	588,126
Westmoreland Coal Co.*	5,529	48,987

		10,632,281

Paper & Forest Products 0.6%
Boise Cascade Co.*	11,112	282,245
Clearwater Paper Corp.*	4,803	310,610
Deltic Timber Corp.	2,978	201,700

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Paper & Forest Products (continued)
KapStone Paper and Packaging Corp.	23,594	$446,398
Louisiana-Pacific Corp.*	40,177	756,533
Neenah Paper, Inc.	4,632	365,974
P.H. Glatfelter Co.	12,071	261,699
Schweitzer-Mauduit International, Inc.	8,480	326,989

		2,952,148

Personal Products 0.3%
Avon Products, Inc.	122,417	692,880
Inter Parfums, Inc.	4,849	156,477
Lifevantage Corp.*(a)	3,769	35,655
Medifast, Inc.	3,005	113,559
Natural Health Trends Corp.(a)	2,130	60,194
Nature’s Sunshine Products, Inc.	2,743	43,888
Nutraceutical International Corp.*	2,418	75,539
Revlon, Inc., Class A*	3,355	123,397
Synutra International, Inc.*	5,251	22,369
USANA Health Sciences, Inc.*	1,489	206,003

		1,529,961

Pharmaceuticals 1.9%
AcelRx Pharmaceuticals, Inc.*(a)	9,531	37,076
Aclaris Therapeutics, Inc.*	2,476	63,410
Aerie Pharmaceuticals, Inc.*	6,717	253,500
Agile Therapeutics, Inc.*(a)	3,943	27,522
Amphastar Pharmaceuticals, Inc.*	9,937	188,505
Ampio Pharmaceuticals, Inc.*(a)	11,878	8,792
ANI Pharmaceuticals, Inc.*(a)	2,129	141,259
Aratana Therapeutics, Inc.*(a)	10,172	95,210
Axsome Therapeutics, Inc.*(a)	2,858	22,521
Bio-Path Holdings, Inc.*(a)	22,509	31,513
Catalent, Inc.*	27,841	719,411
Cempra, Inc.*(a)	12,465	301,653
Collegium Pharmaceutical, Inc.*(a)	3,725	71,743
Corcept Therapeutics, Inc.*	20,713	134,634
Depomed, Inc.*(a)	16,888	422,031
Dermira, Inc.*	6,596	223,077
Durect Corp.*(a)	34,753	48,307
Egalet Corp.*	5,765	43,872
Endocyte, Inc.*	9,819	30,341
Flex Pharma, Inc.*(a)	2,882	33,950
Heska Corp.*	1,602	87,197
Horizon Pharma plc*	44,982	815,524
Impax Laboratories, Inc.*	20,463	484,973
Innoviva, Inc.*(a)	23,124	254,133
Intersect ENT, Inc.*	7,093	112,353
Intra-Cellular Therapies, Inc.*	9,570	145,847
Lannett Co., Inc.*(a)	7,741	205,678
Lipocine, Inc.*(a)	4,545	20,271
Medicines Co. (The)*	18,815	710,078
MyoKardia, Inc.*(a)	3,051	49,853
Nektar Therapeutics*	35,811	615,233
Neos Therapeutics, Inc.*(a)	3,729	24,537
Ocular Therapeutix, Inc.*(a)	5,426	37,277
Omeros Corp.*(a)	11,190	124,880
Pacira Pharmaceuticals, Inc.*	10,103	345,725
Paratek Pharmaceuticals, Inc.*	5,360	69,734
Phibro Animal Health Corp., Class A	5,264	143,075
Prestige Brands Holdings, Inc.*	14,649	707,107
Reata Pharmaceuticals, Inc., Class A*(a)	1,583	41,728
Revance Therapeutics, Inc.*(a)	5,640	91,424
SciClone Pharmaceuticals, Inc.*	13,986	143,356
Sucampo Pharmaceuticals, Inc., Class A*	6,484	79,818
Supernus Pharmaceuticals, Inc.*	13,086	323,617
Tetraphase Pharmaceuticals, Inc.*(a)	9,721	37,231
TherapeuticsMD, Inc.*(a)	41,908	285,393
Theravance Biopharma, Inc.*	10,069	364,901
Titan Pharmaceuticals, Inc.*(a)	5,166	30,376
WaVe Life Sciences Ltd.*(a)	2,012	65,330
Zogenix, Inc.*	6,383	72,958

		9,387,934

Professional Services 1.3%
Acacia Research Corp.	13,289	86,644
Advisory Board Co. (The)*	11,514	515,136
Barrett Business Services, Inc.	1,876	93,068
CBIZ, Inc.*	14,298	159,995
CEB, Inc.	9,041	492,463
CRA International, Inc.*	2,376	63,178
Exponent, Inc.	6,985	356,654
Franklin Covey Co.*	3,130	55,745
FTI Consulting, Inc.*	11,581	516,049
GP Strategies Corp.*	3,541	87,180
Heidrick & Struggles International, Inc.	4,881	90,543
Hill International, Inc.*	9,162	42,237
Huron Consulting Group, Inc.*	5,752	343,740
ICF International, Inc.*	5,075	224,924
IDI, Inc.*(a)	4,065	20,691
Insperity, Inc.	4,422	321,214
Kelly Services, Inc., Class A	8,155	156,739
Kforce, Inc.	6,656	136,382
Korn/Ferry International	15,993	335,853
Mistras Group, Inc.*	4,764	111,811
Navigant Consulting, Inc.*	13,297	268,865
On Assignment, Inc.*	14,246	516,987
Resources Connection, Inc.	10,084	150,655
RPX Corp.*	14,568	155,732
TriNet Group, Inc.*	11,766	254,499
TrueBlue, Inc.*	11,759	266,459
WageWorks, Inc.*	10,185	620,368

		6,443,811

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	13,077	502,418
Altisource Portfolio Solutions SA*(a)	3,287	106,499
AV Homes, Inc.*(a)	3,390	56,410
Consolidated-Tomoka Land Co.	1,132	57,947
Forestar Group, Inc.*(a)	9,459	110,765
FRP Holdings, Inc.*	1,755	54,528
HFF, Inc., Class A	10,047	278,201
Kennedy-Wilson Holdings, Inc.	23,133	521,649
Marcus & Millichap, Inc.*	4,038	105,594
RE/MAX Holdings, Inc., Class A	4,935	216,054
RMR Group, Inc. (The), Class A	1,992	75,577
St. Joe Co. (The)*	14,043	258,110
Stratus Properties, Inc.*	1,635	39,894
Tejon Ranch Co.*	3,645	88,646
Trinity Place Holdings, Inc.*	4,227	41,340

		2,513,632

Road & Rail 0.5%
ArcBest Corp.	7,053	134,148
Celadon Group, Inc.(a)	7,089	61,958

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value
Road & Rail (continued)
Covenant Transportation Group, Inc., Class A*	3,228	$62,397
Heartland Express, Inc.	12,884	243,250
Knight Transportation, Inc.	18,613	534,007
Marten Transport Ltd.	6,344	133,224
PAM Transportation Services, Inc.*	769	15,395
Roadrunner Transportation Systems, Inc.*	7,839	62,555
Saia, Inc.*	6,757	202,440
Swift Transportation Co.*(a)	20,910	448,938
Universal Logistics Holdings, Inc.	2,002	26,867
USA Truck, Inc.*	2,412	24,699
Werner Enterprises, Inc.	12,231	284,615
YRC Worldwide, Inc.*	8,704	107,233

		2,341,726

Semiconductors & Semiconductor Equipment 3.6%
Acacia Communications, Inc.*(a)	1,474	152,235
Advanced Energy Industries, Inc.*	11,056	523,170
Advanced Micro Devices, Inc.*	207,452	1,433,493
Alpha & Omega Semiconductor Ltd.*	5,016	108,948
Ambarella, Inc.*(a)	8,944	658,368
Amkor Technology, Inc.*	27,983	271,995
Applied Micro Circuits Corp.*	21,493	149,376
Axcelis Technologies, Inc.*	8,095	107,502
Brooks Automation, Inc.	18,917	257,460
Cabot Microelectronics Corp.	6,636	351,111
Cavium, Inc.*	17,816	1,036,890
CEVA, Inc.*	5,457	191,377
Cirrus Logic, Inc.*	17,322	920,664
Cohu, Inc.	7,295	85,643
Diodes, Inc.*	10,625	226,737
DSP Group, Inc.*	5,765	69,238
Entegris, Inc.*	39,525	688,525
Exar Corp.*	10,947	101,917
FormFactor, Inc.*	19,012	206,280
GigPeak, Inc.*	16,898	39,710
Impinj, Inc.*	1,546	57,851
Inphi Corp.*	11,233	488,748
Integrated Device Technology, Inc.*	37,146	858,073
Intersil Corp., Class A	36,962	810,577
IXYS Corp.	6,638	79,988
Kopin Corp.*	17,193	37,481
Lattice Semiconductor Corp.*	32,797	212,853
MACOM Technology Solutions Holdings, Inc.*	6,506	275,464
MaxLinear, Inc., Class A*	15,616	316,536
Microsemi Corp.*	31,172	1,308,601
MKS Instruments, Inc.	14,629	727,500
Monolithic Power Systems, Inc.	10,833	872,057
Nanometrics, Inc.*	6,413	143,266
NeoPhotonics Corp.*	8,570	140,034
NVE Corp.	1,325	78,095
PDF Solutions, Inc.*	7,403	134,513
Photronics, Inc.*	18,540	191,147
Power Integrations, Inc.	7,693	484,890
Rambus, Inc.*	30,521	381,512
Rudolph Technologies, Inc.*	8,502	150,825
Semtech Corp.*	17,298	479,674
Sigma Designs, Inc.*	9,595	74,745
Silicon Laboratories, Inc.*	11,312	665,146
Synaptics, Inc.*	9,660	565,883
Tessera Technologies, Inc.	13,762	529,011
Ultra Clean Holdings, Inc.*	8,947	66,297
Ultratech, Inc.*	6,101	140,811
Veeco Instruments, Inc.*	11,444	224,646
Xcerra Corp.*	15,035	91,112

		18,167,975

Software 4.2%
8x8, Inc.*	24,643	380,242
A10 Networks, Inc.*	12,175	130,151
ACI Worldwide, Inc.*	32,144	622,951
American Software, Inc., Class A	6,500	72,150
Aspen Technology, Inc.*	22,795	1,066,578
AVG Technologies NV*	11,525	288,240
Barracuda Networks, Inc.*	6,112	155,734
Blackbaud, Inc.	12,773	847,361
Bottomline Technologies de, Inc.*	11,493	267,902
BroadSoft, Inc.*	8,312	386,924
Callidus Software, Inc.*	16,589	304,408
CommVault Systems, Inc.*	10,840	575,929
Digimarc Corp.*	2,621	100,515
Ebix, Inc.(a)	7,042	400,338
Ellie Mae, Inc.*	8,934	940,750
EnerNOC, Inc.*(a)	8,013	43,350
Epiq Systems, Inc.	6,716	110,747
Exa Corp.*	3,761	60,364
Fair Isaac Corp.	8,508	1,060,012
Fleetmatics Group plc*	10,954	657,021
Gigamon, Inc.*	9,073	497,200
Globant SA*(a)	7,173	302,127
Glu Mobile, Inc.*(a)	31,232	69,960
Guidance Software, Inc.*	6,144	36,618
HubSpot, Inc.*	8,051	463,899
Imperva, Inc.*	8,003	429,841
Infoblox, Inc.*	15,768	415,802
Interactive Intelligence Group, Inc.*	5,016	301,662
Jive Software, Inc.*	15,854	67,538
Majesco*(a)	1,607	8,180
Mentor Graphics Corp.	29,910	790,820
MicroStrategy, Inc., Class A*	2,655	444,553
Mitek Systems, Inc.*	8,175	67,771
MobileIron, Inc.*	13,135	36,121
Model N, Inc.*	6,405	71,160
Monotype Imaging Holdings, Inc.	11,312	250,108
Park City Group, Inc.*(a)	3,543	41,807
Paycom Software, Inc.*(a)	12,286	615,897
Paylocity Holding Corp.*	6,011	267,249
Pegasystems, Inc.	10,074	297,082
Progress Software Corp.*	14,063	382,514
Proofpoint, Inc.*	11,415	854,413
PROS Holdings, Inc.*	7,002	158,315
QAD, Inc., Class A	2,776	62,127
Qualys, Inc.*	7,598	290,168
Rapid7, Inc.*	5,431	95,857
RealPage, Inc.*	15,103	388,147
RingCentral, Inc., Class A*	16,314	385,989
Rosetta Stone, Inc.*	5,169	43,833
Rubicon Project, Inc. (The)*	10,378	85,930
Sapiens International Corp. NV	6,605	84,346
SecureWorks Corp., Class A*(a)	1,624	20,316

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value
Software (continued)
Silver Spring Networks, Inc.*	10,518	$149,145
Synchronoss Technologies, Inc.*	11,528	474,723
Take-Two Interactive Software, Inc.*	23,188	1,045,315
Tangoe, Inc.*	7,921	65,348
Telenav, Inc.*	8,919	51,106
TiVo Corp.*	32,313	629,457
TubeMogul, Inc.*(a)	6,106	57,213
Varonis Systems, Inc.*	2,974	89,517
VASCO Data Security International, Inc.*	8,404	147,995
Verint Systems, Inc.*	17,343	652,617
VirnetX Holding Corp.*(a)	12,912	39,511
Workiva, Inc.*(a)	6,049	109,668
Zendesk, Inc.*	22,660	695,889
Zix Corp.*	15,845	64,965

		21,071,486

Specialty Retail 2.4%
Aaron’s, Inc.	18,339	466,177
Abercrombie & Fitch Co., Class A	18,971	301,449
American Eagle Outfitters, Inc.(a)	45,284	808,772
America’s Car-Mart, Inc.*(a)	2,409	87,663
Asbury Automotive Group, Inc.*	5,598	311,641
Ascena Retail Group, Inc.*(a)	48,413	270,629
Barnes & Noble Education, Inc.*	11,115	106,371
Barnes & Noble, Inc.	17,572	198,564
Big 5 Sporting Goods Corp.	5,100	69,462
Boot Barn Holdings, Inc.*(a)	3,977	45,258
Buckle, Inc. (The)(a)	7,835	188,275
Build-A-Bear Workshop, Inc.*	4,002	41,461
Caleres, Inc.	12,104	306,110
Cato Corp. (The), Class A	7,292	239,834
Chico’s FAS, Inc.	36,519	434,576
Children’s Place, Inc. (The)	5,237	418,279
Citi Trends, Inc.	4,166	83,028
Conn’s, Inc.*	6,291	64,923
Container Store Group, Inc. (The)*	3,978	19,970
Destination XL Group, Inc.*	9,136	39,559
DSW, Inc., Class A	18,761	384,225
Express, Inc.*	20,882	246,199
Finish Line, Inc. (The), Class A	11,762	271,467
Five Below, Inc.*	14,965	602,940
Francesca’s Holdings Corp.*	10,494	161,922
Genesco, Inc.*	5,746	312,927
GNC Holdings, Inc., Class A	19,141	390,859
Group 1 Automotive, Inc.	5,780	369,226
Guess?, Inc.(a)	17,160	250,708
Haverty Furniture Cos., Inc.	5,383	107,875
Hibbett Sports, Inc.*(a)	6,386	254,801
Kirkland’s, Inc.*	4,499	54,798
Lithia Motors, Inc., Class A	6,630	633,298
Lumber Liquidators Holdings, Inc.*(a)	7,040	138,477
MarineMax, Inc.*	6,946	145,519
Monro Muffler Brake, Inc.	8,753	535,421
Office Depot, Inc.	154,294	550,830
Party City Holdco, Inc.*(a)	7,495	128,314
Pier 1 Imports, Inc.(a)	23,207	98,398
Rent-A-Center, Inc.	14,899	188,323
Restoration Hardware Holdings, Inc.*(a)	10,804	373,602
Sears Hometown and Outlet Stores, Inc.*	2,837	13,986
Select Comfort Corp.*	12,913	278,921
Shoe Carnival, Inc.	4,082	108,826
Sonic Automotive, Inc., Class A	7,915	148,802
Sportsman’s Warehouse Holdings, Inc.*	7,246	76,228
Stage Stores, Inc.	6,957	39,029
Stein Mart, Inc.	8,193	52,026
Tailored Brands, Inc.(a)	13,484	211,699
Tile Shop Holdings, Inc.*	9,076	150,208
Tilly’s, Inc., Class A*	2,796	26,254
Vitamin Shoppe, Inc.*(a)	6,588	176,888
West Marine, Inc.*	4,594	37,992
Winmark Corp.	644	67,955
Zumiez, Inc.*(a)	5,144	92,592

		12,183,536

Technology Hardware, Storage & Peripherals 0.7%
3D Systems Corp.*(a)	29,858	535,951
Avid Technology, Inc.*	9,016	71,587
CPI Card Group, Inc.(a)	5,830	35,213
Cray, Inc.*	11,216	264,025
Diebold, Inc.	19,037	471,927
Eastman Kodak Co.*	4,380	65,700
Electronics For Imaging, Inc.*	13,130	642,320
Immersion Corp.*(a)	7,545	61,567
Nimble Storage, Inc.*	17,421	153,827
Pure Storage, Inc., Class A*(a)	18,784	254,523
Silicon Graphics International Corp.*	10,622	81,789
Stratasys Ltd.*(a)	13,854	333,743
Super Micro Computer, Inc.*(a)	10,780	251,929
USA Technologies, Inc.*	9,766	54,739

		3,278,840

Textiles, Apparel & Luxury Goods 0.8%
Columbia Sportswear Co.	7,537	427,650
Crocs, Inc.*	20,317	168,631
Culp, Inc.	2,790	83,058
Deckers Outdoor Corp.*	8,946	532,734
Delta Apparel, Inc.*	1,951	32,114
Fossil Group, Inc.*	11,708	325,131
G-III Apparel Group Ltd.*	11,998	349,742
Iconix Brand Group, Inc.*(a)	12,003	97,465
Movado Group, Inc.	4,311	92,600
Oxford Industries, Inc.	4,230	286,371
Perry Ellis International, Inc.*	3,147	60,674
Sequential Brands Group, Inc.*(a)	10,888	87,104
Steven Madden Ltd.*	17,179	593,706
Superior Uniform Group, Inc.	2,189	43,320
Unifi, Inc.*	4,358	128,256
Vera Bradley, Inc.*	5,826	88,264
Vince Holding Corp.*(a)	6,063	34,195
Wolverine World Wide, Inc.	27,097	624,044

		4,055,059

Thrifts & Mortgage Finance 2.0%
Astoria Financial Corp.	25,557	373,132
Bank Mutual Corp.	12,056	92,590
BankFinancial Corp.	5,013	63,665
Bear State Financial, Inc.	4,865	44,709
Beneficial Bancorp, Inc.	19,009	279,622
BofI Holding, Inc.*(a)	16,920	379,008
Capitol Federal Financial, Inc.	35,712	502,468
Charter Financial Corp.	4,078	52,525
Clifton Bancorp, Inc.	6,268	95,838

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Dime Community Bancshares, Inc.	8,670	$145,309
ESSA Bancorp, Inc.	2,063	28,531
Essent Group Ltd.*	20,810	553,754
EverBank Financial Corp.	28,644	554,548
Federal Agricultural Mortgage Corp., Class C	2,468	97,486
First Defiance Financial Corp.	2,489	111,109
Flagstar Bancorp, Inc.*	5,835	161,921
Greene County Bancorp, Inc.(a)	680	11,336
Hingham Institution for Savings	342	47,367
Home Bancorp, Inc.	1,526	42,728
HomeStreet, Inc.*	6,537	163,817
Impac Mortgage Holdings, Inc.*	2,151	28,372
Kearny Financial Corp.	25,948	353,152
Lake Sunapee Bank Group	2,061	37,242
LendingTree, Inc.*(a)	1,676	162,421
Meridian Bancorp, Inc.	13,652	212,562
Meta Financial Group, Inc.	2,279	138,130
MGIC Investment Corp.*	95,294	762,352
Nationstar Mortgage Holdings, Inc.*(a)	8,901	131,824
NMI Holdings, Inc., Class A*	13,777	104,981
Northfield Bancorp, Inc.	11,907	191,703
Northwest Bancshares, Inc.	26,873	422,175
OceanFirst Financial Corp.	5,850	112,671
Ocwen Financial Corp.*(a)	28,668	105,212
Oritani Financial Corp.	10,911	171,521
PennyMac Financial Services, Inc., Class A*	3,934	66,917
PHH Corp.*	14,660	211,837
Provident Bancorp, Inc.*(a)	1,146	17,878
Provident Financial Holdings, Inc.	1,686	32,978
Provident Financial Services, Inc.	17,113	363,309
Radian Group, Inc.	60,085	814,152
SI Financial Group, Inc.	2,754	36,353
Southern Missouri Bancorp, Inc.	1,569	39,068
Territorial Bancorp, Inc.	2,299	65,889
TrustCo Bank Corp.	25,205	178,703
United Community Financial Corp.	13,379	95,125
United Financial Bancorp, Inc.	14,199	196,514
Walker & Dunlop, Inc.*	7,706	194,654
Washington Federal, Inc.	24,292	648,111
Waterstone Financial, Inc.	7,283	123,738
Westfield Financial, Inc.	3,971	30,378
WSFS Financial Corp.	7,458	272,142

		10,123,527

Tobacco 0.2%
Alliance One International, Inc.*	2,242	42,867
Turning Point Brands, Inc.*	1,623	19,508
Universal Corp.	6,077	353,803
Vector Group Ltd.(a)	25,889	557,386

		973,564

Trading Companies & Distributors 1.0%
Aircastle Ltd.	13,474	267,594
Applied Industrial Technologies, Inc.(a)	9,872	461,417
Beacon Roofing Supply, Inc.*	16,682	701,812
BMC Stock Holdings, Inc.*	15,361	272,350
CAI International, Inc.*	4,330	35,809
DXP Enterprises, Inc.*	3,386	95,451
GATX Corp.(a)	11,402	507,959
GMS, Inc.*	1,961	43,593
H&E Equipment Services, Inc.	8,476	142,058
Kaman Corp.	7,564	332,211
Lawson Products, Inc.*	1,912	33,900
MRC Global, Inc.*	26,183	430,187
Neff Corp., Class A*	2,820	26,790
NOW, Inc.*	29,732	637,157
Real Industry, Inc.*	7,255	44,401
Rush Enterprises, Inc., Class A*	8,585	210,161
Rush Enterprises, Inc., Class B*	1,513	36,781
SiteOne Landscape Supply, Inc.*	3,246	116,629
Textainer Group Holdings Ltd.	6,496	48,655
Titan Machinery, Inc.*	4,581	47,642
Triton International Ltd.	10,279	135,580
Univar, Inc.*	11,974	261,632
Veritiv Corp.*	2,143	107,514
Willis Lease Finance Corp.*	1,215	28,880

		5,026,163

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	15,539	208,689

Water Utilities 0.3%
American States Water Co.	10,110	404,905
Artesian Resources Corp., Class A	2,024	57,765
California Water Service Group	13,265	425,674
Connecticut Water Service, Inc.	3,010	149,687
Consolidated Water Co. Ltd.	4,111	47,770
Global Water Resources, Inc.(a)	2,172	17,398
Middlesex Water Co.	4,505	158,756
SJW Corp.	4,551	198,788
York Water Co. (The)	3,507	104,018

		1,564,761

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	10,206	104,918
NII Holdings, Inc.*	14,782	49,224
Shenandoah Telecommunications Co.	12,943	352,179
Spok Holdings, Inc.	5,862	104,461

		610,782

Total Common Stocks (cost $389,901,449)		483,773,647

Rights 0.0%†

	Number of Rights
Biotechnology 0.0%†
Dyax Corp., CVR*(b)	37,889	42,057

Wireless Telecommunication Services 0.0%†
Leap Wireless International, Inc. CVR*(b)	16,402	49,206

Total Rights (cost $–)		91,263

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Securities Lending Reinvestments 8.3%

	Principal Amount	Market Value
Repurchase Agreements 8.3%
Bank of America NA, 0.50%, dated 09/30/16, due 10/03/16, repurchase price $10,000,417, collateralized by a U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $10,200,000.(c)	$10,000,000	$10,000,000
BNP Paribas Securities Corp., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $12,000,500, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 02/23/17 - 08/20/46; total market value $12,240,006.(c)	12,000,000	12,000,000
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $7,324,345, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $7,470,521.(c)	7,324,040	7,324,040
Natixis New York Branch, 0.70%, dated 09/30/16, due 10/03/16, repurchase price $2,000,117, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 8.13%, maturing 02/28/17 - 03/16/50; total market value $2,040,119.(c)	2,000,000	2,000,000
Nomura Securities International, Inc., 0.52%, dated 09/30/16, due 10/03/16, repurchase price $2,000,087, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 6.50%, maturing 05/01/18 - 05/01/47; total market value $2,040,000.(c)	2,000,000	2,000,000
RBS Securities, Inc., 0.32%, dated 09/21/16, due 10/05/16, repurchase price $8,201,020, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 1.75%, maturing 03/31/18 - 05/15/23; total market value $8,364,321.(c)(d)	8,200,000	8,200,000

Total Securities Lending Reinvestments (cost $41,524,040)		41,524,040

Total Investments (cost $431,425,489)(e) — 105.3%		525,388,950
Liabilities in excess of other assets — (5.3%)		(26,591,845)

NET ASSETS — 100.0%		$498,797,105

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $50,692,571, which was collateralized by repurchase agreements with a total value of $41,524,040 and $9,980,079 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from10/06/16 - 05/15/46, a total value of $51,504,119.
(b)	Fair valued security.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $41,524,040.
(d)	Illiquid security.
(e)	At September 30, 2016, the tax basis cost of the Fund’s investments was $437,843,460, tax unrealized appreciation and depreciation were $128,282,170 and $(40,736,680), respectively.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

At September 30, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
119	Russell 2000 Mini Future	12/16/16	$14,854,770	$(22,933)

At September 30, 2016 the fund had $691,400 segregated as collateral with the broker for open future contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$7,298,604	$—	$—	$7,298,604
Air Freight & Logistics	2,518,208	—	—	2,518,208
Airlines	1,842,314	—	—	1,842,314
Auto Components	5,925,194	—	—	5,925,194
Automobiles	181,866	—	—	181,866
Banks	47,540,141	—	—	47,540,141
Beverages	989,206	—	—	989,206
Biotechnology	26,228,478	—	—	26,228,478
Building Products	5,635,347	—	—	5,635,347
Capital Markets	6,608,047	—	—	6,608,047
Chemicals	11,840,609	—	—	11,840,609
Commercial Services & Supplies	11,269,801	—	—	11,269,801
Communications Equipment	9,044,715	—	—	9,044,715
Construction & Engineering	4,380,583	—	—	4,380,583
Construction Materials	964,588	—	—	964,588
Consumer Finance	2,669,835	—	—	2,669,835
Containers & Packaging	783,509	—	—	783,509
Distributors	503,973	—	—	503,973
Diversified Consumer Services	4,567,227	—	—	4,567,227
Diversified Financial Services	553,782	—	—	553,782
Diversified Telecommunication Services	3,111,017	—	—	3,111,017
Electric Utilities	5,624,742	—	—	5,624,742
Electrical Equipment	3,475,219	—	—	3,475,219
Electronic Equipment, Instruments & Components	13,347,028	—	—	13,347,028
Energy Equipment & Services	5,078,638	—	—	5,078,638
Equity Real Estate Investment Trusts (REITs)	36,937,830	25,306	—	36,963,136
Food & Staples Retailing	2,733,161	—	—	2,733,161

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food Products	$6,936,152	$—	$—	$6,936,152
Gas Utilities	5,603,994	—	—	5,603,994
Health Care Equipment & Supplies	15,985,545	—	—	15,985,545
Health Care Providers & Services	10,707,059	—	—	10,707,059
Health Care Technology	2,830,480	—	—	2,830,480
Hotels, Restaurants & Leisure	14,083,593	—	—	14,083,593
Household Durables	6,337,445	—	—	6,337,445
Household Products	1,356,910	—	—	1,356,910
Independent Power and Renewable Electricity Producers	2,972,235	—	—	2,972,235
Industrial Conglomerates	230,645	—	—	230,645
Insurance	11,267,616	—	—	11,267,616
Internet & Direct Marketing Retail	2,802,656	—	—	2,802,656
Internet Software & Services	12,360,693	—	—	12,360,693
IT Services	10,008,205	—	—	10,008,205
Leisure Products	1,548,655	—	—	1,548,655
Life Sciences Tools & Services	3,472,068	—	—	3,472,068
Machinery	16,835,852	—	—	16,835,852
Marine	588,444	—	—	588,444
Media	7,835,210	—	—	7,835,210
Metals & Mining	6,086,790	—	—	6,086,790
Mortgage Real Estate Investment Trusts (REITs)	5,712,672	—	—	5,712,672
Multiline Retail	925,619	—	—	925,619
Multi-Utilities	2,540,266	—	—	2,540,266
Oil, Gas & Consumable Fuels	10,632,281	—	—	10,632,281
Paper & Forest Products	2,952,148	—	—	2,952,148
Personal Products	1,529,961	—	—	1,529,961
Pharmaceuticals	8,965,903	422,031	—	9,387,934
Professional Services	6,443,811	—	—	6,443,811
Real Estate Management & Development	2,513,632	—	—	2,513,632
Road & Rail	2,341,726	—	—	2,341,726
Semiconductors & Semiconductor Equipment	18,167,975	—	—	18,167,975
Software	21,071,486	—	—	21,071,486
Specialty Retail	12,183,536	—	—	12,183,536
Technology Hardware, Storage & Peripherals	3,278,840	—	—	3,278,840
Textiles, Apparel & Luxury Goods	4,055,059	—	—	4,055,059
Thrifts & Mortgage Finance	10,123,527	—	—	10,123,527
Tobacco	973,564	—	—	973,564
Trading Companies & Distributors	5,026,163	—	—	5,026,163
Transportation Infrastructure	208,689	—	—	208,689
Water Utilities	1,564,761	—	—	1,564,761
Wireless Telecommunication Services	610,782	—	—	610,782

Total Common Stocks	$483,326,310	$447,337	$—	$483,773,647

Rights	—	42,057	49,206	91,263
Securities Lending Reinvestments	—	41,524,040	—	41,524,040

Total Assets	$483,326,310	$42,013,434	$49,206	$525,388,950

Liabilities:
Futures Contracts	$(22,933)	$—	$—	$(22,933)

Total Liabilities	$(22,933)	$—	$—	$(22,933)

Total	$483,303,377	$42,013,434	$49,206	$525,366,017

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

NVIT Small Cap Index Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Right	Total
Balance as of 12/31/15	$13,756	$41,333	$55,089
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	(29,932)	—	(29,932)
Change in Unrealized Appreciation/(Depreciation)	18,334	7,873	26,207
Purchases*	—	—	—
Sales	(2,158)	—	(2,158)
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 09/30/16	$—	$49,206	$49,206

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 09/30/16	$—	$7,873	$7,873

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2016

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(22,933)

Total		$(22,933)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments

September 30, 2016 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 96.8%
	Shares	Market Value
BRAZIL 0.3%
Aerospace & Defense 0.3%
Embraer SA, ADR	31,860	$549,904

CANADA 1.0%
Oil, Gas & Consumable Fuels 1.0%
Suncor Energy, Inc.	79,013	2,193,417

CHINA 5.3%
Diversified Telecommunication Services 1.3%
China Telecom Corp. Ltd., H Shares	5,212,000	2,658,977

Health Care Providers & Services 1.1%
Sinopharm Group Co. Ltd., H Shares	468,800	2,270,552

Insurance 0.7%
China Life Insurance Co. Ltd., H Shares	613,000	1,606,161

Internet Software & Services 0.8%
Baidu, Inc., ADR*	9,850	1,793,390

Machinery 0.4%
CRRC Corp. Ltd., H Shares	887,960	808,332

Wireless Telecommunication Services 1.0%
China Mobile Ltd.	182,000	2,235,755

		11,373,167

FRANCE 10.1%
Aerospace & Defense 0.8%
Zodiac Aerospace	73,680	1,793,194

Auto Components 2.1%
Cie Generale des Etablissements Michelin	40,290	4,461,517

Banks 1.7%
BNP Paribas SA	70,520	3,627,097

Building Products 1.0%
Cie de Saint-Gobain	49,200	2,128,885

Energy Equipment & Services 0.4%
Technip SA	15,133	930,289

Insurance 1.3%
AXA SA	127,764	2,716,541

Oil, Gas & Consumable Fuels 1.4%
TOTAL SA	65,340	3,107,609

Pharmaceuticals 1.4%
Sanofi	40,320	3,070,406

		21,835,538

GERMANY 10.8%
Air Freight & Logistics 0.4%
Deutsche Post AG REG	30,760	963,049

Airlines 0.5%
Deutsche Lufthansa AG REG	93,970	1,047,611

Capital Markets 0.6%
Deutsche Boerse AG*	15,300	1,241,876

Chemicals 1.0%
LANXESS AG	35,090	2,184,256

Construction Materials 1.1%
HeidelbergCement AG	25,430	2,404,962

Food & Staples Retailing 0.9%
METRO AG	64,970	1,933,883

Industrial Conglomerates 1.1%
Siemens AG REG	20,170	2,365,141

Pharmaceuticals 2.9%
Bayer AG REG	31,437	3,157,227
Merck KGaA	31,950	3,446,283

		6,603,510

Semiconductors & Semiconductor Equipment 1.1%
Infineon Technologies AG	138,610	2,471,628

Software 1.2%
SAP SE	27,310	2,497,565

		23,713,481

HONG KONG 3.8%
Household Durables 0.7%
Haier Electronics Group Co. Ltd.	925,300	1,539,144

Industrial Conglomerates 1.4%
CK Hutchison Holdings Ltd.	223,012	2,850,594

Insurance 0.7%
AIA Group Ltd.	232,600	1,564,176

Real Estate Management & Development 0.5%
Cheung Kong Property Holdings Ltd.	152,512	1,121,856

Semiconductors & Semiconductor Equipment 0.5%
GCL-Poly Energy Holdings Ltd.(a)	7,810,000	1,046,886

		8,122,656

IRELAND 2.7%
Construction Materials 2.1%
CRH plc	135,797	4,495,441

Pharmaceuticals 0.6%
Perrigo Co. plc	14,500	1,338,785

		5,834,226

ISRAEL 1.6%
Pharmaceuticals 1.6%
Teva Pharmaceutical Industries Ltd., ADR	77,147	3,549,533

ITALY 1.9%
Banks 1.0%
Intesa Sanpaolo SpA	449,056	996,952
UniCredit SpA	509,650	1,187,950

		2,184,902

Oil, Gas & Consumable Fuels 0.9%
Eni SpA	136,458	1,966,400

		4,151,302

JAPAN 9.9%
Auto Components 0.6%
Sumitomo Rubber Industries Ltd.	81,700	1,235,786

Automobiles 2.3%
Nissan Motor Co. Ltd.	323,800	3,176,114
Toyota Motor Corp.	29,400	1,705,390

		4,881,504

Beverages 2.0%
Kirin Holdings Co. Ltd.	93,600	1,555,603
Suntory Beverage & Food Ltd.	66,100	2,858,058

		4,413,661

Electronic Equipment, Instruments & Components 0.8%
Omron Corp.	47,700	1,716,958

Industrial Conglomerates 0.9%
Toshiba Corp.*	569,000	1,896,705

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Metals & Mining 0.9%
Sumitomo Metal Mining Co. Ltd.	140,000	$1,933,644

Oil, Gas & Consumable Fuels 0.8%
Inpex Corp.	197,100	1,792,126

Technology Hardware, Storage & Peripherals 0.5%
Konica Minolta, Inc.	127,000	1,075,476

Wireless Telecommunication Services 1.1%
SoftBank Group Corp.	37,000	2,397,918

		21,343,778

LUXEMBOURG 0.8%
Energy Equipment & Services 0.8%
Tenaris SA	122,490	1,744,658

MEXICO 0.2%
Metals & Mining 0.2%
Industrias Penoles SAB de CV	22,200	533,631

NETHERLANDS 9.2%
Banks 1.6%
ING Groep NV, CVA	289,356	3,572,278

Chemicals 1.6%
Akzo Nobel NV	49,790	3,367,792

Energy Equipment & Services 0.9%
SBM Offshore NV	131,455	1,866,697

Insurance 1.7%
ASR Nederland NV*	105,160	2,136,747
NN Group NV	51,130	1,569,713

		3,706,460

Life Sciences Tools & Services 0.9%
QIAGEN NV*	74,310	2,048,965

Oil, Gas & Consumable Fuels 2.5%
Royal Dutch Shell plc, Class A	1,335	33,212
Royal Dutch Shell plc, Class A, ADR	1,147	57,430
Royal Dutch Shell plc, Class B, ADR	54,858	2,898,149
Royal Dutch Shell plc, Class B	92,489	2,397,842

		5,386,633

		19,948,825

NORWAY 2.3%

Diversified Telecommunication Services 1.5%
Telenor ASA	182,560	3,139,283

Oil, Gas & Consumable Fuels 0.8%
Statoil ASA	104,790	1,759,246

		4,898,529

SINGAPORE 3.2%
Banks 1.8%
DBS Group Holdings Ltd.	203,461	2,308,642
United Overseas Bank Ltd.	113,800	1,578,837

		3,887,479

Diversified Telecommunication Services 1.4%
Singapore Telecommunications Ltd.	1,027,000	3,003,865

		6,891,344

SOUTH KOREA 6.3%
Auto Components 1.2%
Hyundai Mobis Co. Ltd.	10,436	2,618,980

Automobiles 0.4%
Hyundai Motor Co.	7,442	919,695

Banks 1.6%
Hana Financial Group, Inc.	49,566	1,261,894
KB Financial Group, Inc., ADR	61,326	2,097,962

		3,359,856

Technology Hardware, Storage & Peripherals 3.1%
Samsung Electronics Co. Ltd., GDR Reg. S	9,400	6,789,647

		13,688,178

SPAIN 0.9%
Diversified Telecommunication Services 0.9%
Telefonica SA	183,937	1,860,163

SWEDEN 0.7%
Health Care Equipment & Supplies 0.7%
Getinge AB, Class B	74,462	1,443,521

SWITZERLAND 6.4%
Capital Markets 1.0%
UBS Group AG REG	160,340	2,190,318

Insurance 1.0%
Swiss Re AG	25,060	2,263,380

Metals & Mining 1.2%
Glencore plc*	915,340	2,506,361

Pharmaceuticals 3.2%
Novartis AG REG	27,040	2,134,006
Roche Holding AG	19,050	4,733,898

		6,867,904

		13,827,963

TAIWAN 1.9%
Semiconductors & Semiconductor Equipment 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	393,214	2,311,368

Technology Hardware, Storage & Peripherals 0.8%
Catcher Technology Co. Ltd.	210,000	1,718,330

		4,029,698

THAILAND 0.9%
Banks 0.9%
Bangkok Bank PCL REG	49,200	231,633
Bangkok Bank PCL, NVDR	367,300	1,729,102

		1,960,735

UNITED KINGDOM 16.6%
Aerospace & Defense 1.4%
BAE Systems plc	458,150	3,112,337

Airlines 0.4%
International Consolidated Airlines Group SA	176,190	910,272

Banks 3.4%
Barclays plc	877,100	1,901,572
HSBC Holdings plc	423,492	3,168,876
Standard Chartered plc*	312,980	2,546,956

		7,617,404

Chemicals 0.5%
Johnson Matthey plc	25,250	1,077,021

Construction & Engineering 0.4%
Carillion plc(a)	268,850	863,833

Energy Equipment & Services 0.9%
Petrofac Ltd.	174,010	2,014,092

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Food & Staples Retailing 0.9%
Tesco plc*	782,510	$1,853,339

Health Care Equipment & Supplies 0.9%
LivaNova plc*	31,200	1,875,432

Insurance 0.7%
Aviva plc	270,530	1,543,665

Media 0.7%
Sky plc	131,940	1,529,200

Oil, Gas & Consumable Fuels 2.8%
BP plc	1,033,851	6,026,046

Pharmaceuticals 1.3%
GlaxoSmithKline plc	133,570	2,844,847

Specialty Retail 1.1%
Kingfisher plc	483,370	2,358,393

Wireless Telecommunication Services 1.2%
Vodafone Group plc	890,850	2,554,892

		36,180,773

Total Common Stocks (cost $189,510,571)		209,675,020

Securities Lending Reinvestments 0.3%

	Principal Amount	Market Value
Repurchase Agreement 0.3%
ML Pierce Fenner & Smith, Inc., 0.50%, dated 09/30/16, due 10/03/16, repurchase price $661,165, collateralized by U.S. Government Agency Securities, ranging from 1.99% - 4.00%, maturing 05/01/26 - 08/01/46; total market value $674,360.(b)	$661,137	661,137

Total Securities Lending Reinvestments (cost $661,137)		661,137

Total Investments (cost $190,171,708)(c) — 97.1%		210,336,157
Other assets in excess of liabilities — 2.9%		6,227,244

NET ASSETS — 100.0%		$216,563,401

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $1,037,234, which was collateralized by repurchase agreements with a total value of $661,137 and $450,010 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 8.88%, and maturity dates ranging from 07/31/17 - 05/15/44, a total value of $1,111,147.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2016 was $661,137.
(c)	At September 30, 2016, the tax basis cost of the Fund’s investments was $190,191,724, tax unrealized appreciation and depreciation were $39,790,754 and $(19,646,321), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
ASA	Stock Corporation
CVA	Dutch Certificate
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
PCL	Public Company Limited
plc	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
SA	Stock Company
SAB de CV	Public Traded Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Templeton NVIT International Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$549,904	$4,905,531	$—	$5,455,435
Air Freight & Logistics	—	963,049	—	963,049
Airlines	—	1,957,883	—	1,957,883
Auto Components	—	8,316,283	—	8,316,283
Automobiles	—	5,801,199	—	5,801,199
Banks	5,670,240	20,539,511	—	26,209,751
Beverages	—	4,413,661	—	4,413,661
Building Products	—	2,128,885	—	2,128,885
Capital Markets	—	3,432,194	—	3,432,194
Chemicals	—	6,629,069	—	6,629,069
Construction & Engineering	—	863,833	—	863,833
Construction Materials	—	6,900,403	—	6,900,403
Diversified Telecommunication Services	—	10,662,288	—	10,662,288
Electronic Equipment, Instruments & Components	—	1,716,958	—	1,716,958
Energy Equipment & Services	—	6,555,736	—	6,555,736
Food & Staples Retailing	—	3,787,222	—	3,787,222
Health Care Equipment & Supplies	1,875,432	1,443,521	—	3,318,953
Health Care Providers & Services	—	2,270,552	—	2,270,552
Household Durables	—	1,539,144	—	1,539,144
Industrial Conglomerates	—	7,112,440	—	7,112,440

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2016 (Unaudited)

Templeton NVIT International Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Insurance	$—	$13,400,383	$—	$13,400,383
Internet Software & Services	1,793,390	—	—	1,793,390
Life Sciences Tools & Services	—	2,048,965	—	2,048,965
Machinery	—	808,332	—	808,332
Media	—	1,529,200	—	1,529,200
Metals & Mining	533,631	4,440,005	—	4,973,636
Oil, Gas & Consumable Fuels	5,148,996	17,082,481	—	22,231,477
Pharmaceuticals	4,888,318	19,386,667	—	24,274,985
Real Estate Management & Development	—	1,121,856	—	1,121,856
Semiconductors & Semiconductor Equipment	—	5,829,882	—	5,829,882
Software	—	2,497,565	—	2,497,565
Specialty Retail	—	2,358,393	—	2,358,393
Technology Hardware, Storage & Peripherals	—	9,583,453	—	9,583,453
Wireless Telecommunication Services	—	7,188,565	—	7,188,565

Total Common Stocks	$20,459,911	$189,215,109	$—	$209,675,020

Securities Lending Reinvestments	—	661,137	—	661,137

Total	$20,459,911	$189,876,246	$—	$210,336,157

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Item  2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item  3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	November 17, 2016

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	November 17, 2016